UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2010
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                              MONEY MARKET FUNDS

                                                   ANNUAL REPORT | JUNE 30, 2010

                                                              PRIME MONEY MARKET

                                                    U.S. GOVERNMENT MONEY MARKET

                                                         TAX-EXEMPT MONEY MARKET

                             WILMINGTON | [GRAPHIC]
                                  FUNDS

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     After four quarters of negative growth, the U.S. economy began to expand during the second half of 2009.

     Behind much of the momentum of the third quarter were economic statistics that showed an economy that was clearly moving from a downward trajectory towards a more positive direction. The economic recovery began to take hold outside of the United States early on in 2009. Economies in Asia, Germany, France, Brazil and India all found stability and began to turn the corner. For the most part, these countries were not victimized by the dramatic problems in credit which caused major dislocations in the banking system and forced deleveraging. In the United States, the places where government assistance had been most evident helped to lead the way. The most visible was the "Cash for Clunkers" program which lit a brief fire under auto sales. Sales peaked in August 2009 at just over 14 million units annually. The program was fed in part from existing inventories but production needed to be ramped up to meet this demand. This helped to push manufacturing surveys such as the Chicago Purchasing Managers survey up to a peak reading of 50 during the quarter.

     As 2010 began, the economic recovery continued on its non-traditional path. Between the various components of economic growth, consumer spending and residential investment remained well below their normal contributions to the economic recovery while industrial production and business investment led the way. The weak dollar sparked some of this but depleted inventory levels also accounted for a sizeable portion of the recovery. Economic growth in the fourth quarter of 2009 came in at a very strong 5.6% but 3.8% of this came from inventory accumulation. The ISM (Institute for Supply Management) Manufacturing Survey had been moving up steadily and reached 59.6 in March 2010. A reading above 50 signifies expansion and this index has been above that threshold for most of the fiscal year. The positive role of industrial production was not limited to the United States. Surveys conducted in other countries that are similar to our domestic ISM Manufacturing Survey also pointed towards industrial expansion. Readings at the end of the first quarter of 2010 were 57.0 in China,
60.2 in Germany, and 57.2 in the UK.

     The first quarter of 2010 saw the first instance of problems with sovereign credit. Attention was drawn to the problems in Greece where interest costs for its debt moved higher and concerns built over the long term health of the Eurozone. These concerns continued to fester during the quarter and U.S. assets came much more into favor. The U.S. Dollar began to rally, particularly against the Euro, changing the dynamics of international and currency trading. Industrial firms that had benefited from a weak U.S. Dollar that enhanced their export businesses were confronted with a rising currency that threatened this advantage. While quarterly corporate earnings again posted overall outstanding results, concerns began to develop over how the shifting international situation would impact future profit levels.

     The final quarter of the fiscal year began on a positive note as economic production continued to pace the recovery. The ISM Manufacturing Survey reached a high reading of 60.4 in April. Readings this high were last seen during the peak of the last economic rebound in 2004 and provide context as to how strong this recovery has been within the industrial base. These readings declined slightly during the remainder of the quarter but still remained well within the range normally associated with a strong economic rebound.

     The domestic consumer seemed to be reacting to this show of strength by beginning to turn more positive towards spending. Retail Sales advanced by 2.1% in March and again by 0.6% in April. Auto sales advanced to well over 11 million units annually, a level that was still well below the peaks of the last recovery but headed in the right direction. Evidence suggests part of the recovery in consumer spending attitudes was assisted by the dramatic recovery in equity markets which created a wealth effect supporting consumer spending.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     However, the positive backdrop began to come apart during May. Financial problems continued to boil in Europe and each attempt to solve the problem seemed to gain very little traction. This became quite apparent in early May as the levels of support from the European Central Bank (ECB) for the so-called PIGS, Portugal, Italy, Spain and Greece was raised to (euro)110 billion over the next three years. However, no sooner had this been announced than the credibility of the deal began to fall apart. Finally, over "Mother's Day" weekend, the ECB and the International Monetary Fund (IMF) joined together to put together a (euro)1 trillion package. This particular deal brought the IMF in to play the role of "bad cop" by making it the enforcement arm over the requirement of the offending countries to repair their fiscal imbalances. This was an important breakthrough as the Euro system is made up of a confederation of 16 nation states with no central authority. The IMF would now play this role to police the need for fiscal austerity. While this helped to solve one major issue, the crisis continued to evolve over the rest of the quarter. Headlines have focused on sovereign default risk but the bigger issue below the surface deals with the ability of the European banking system to withstand the crisis. The Eurozone banking system is heavily exposed to the debts of the various countries and so a default in one country could quickly destabilize banks in another which could destabilize banks elsewhere in the system, and a downward spiral is underway.

     As events unfolded in Europe, the markets again rushed to find safety in the U.S. Treasury market. For the 10-Year Treasury Notes, yield levels gave way and the market dipped below the 3% yield level as we reached the end of the fiscal year on June 30, 2010. Over the fiscal year, 10-Year Treasury Notes gave up 57 basis points of yield to finish the period at 2.95%. While Treasury bill yields declined, sovereign debt jitters and European banking system concerns did put some mild upward pressure on other short-term interest rates. The three month London Interbank Offered Rate (Libor) moved up over 25 basis points during the period, despite the Federal Reserve's zero interest rate policy.

     At its June 23rd meeting, the Federal Open Market Committee maintained the target range for the federal funds rate at 0 to 1/4 percent and continued to expect economic conditions to "warrant exceptionally low levels of the federal funds rate for an extended period." No real relief in sight for money market investors over the near term.

     Historically low interest rates and still heightened credit risks continue to present a challenging operating environment for money market investors. Despite these challenges we remain committed to providing a competitive return while minimizing credit risks in our Funds. Our conservative investment philosophy that emphasizes safety and liquidity has served our clients well through the years, particularly during the volatile market environment witnessed the past few years. We remain steadfast in our commitment to providing a safe cash management alternative for our investors.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     A comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average returns for the year ended June 30, 2010 is presented below:

                                                                          FOR THE FISCAL
                                                                            YEAR ENDED
                                                                           JUNE 30, 2010
                                                                          --------------
WILMINGTON PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES ............       0.01%
WILMINGTON PRIME MONEY MARKET FUND -- SERVICE SHARES ..................       0.01%
WILMINGTON PRIME MONEY MARKET FUND -- W SHARES ........................       0.01%
Lipper Money Market Funds .............................................       0.04%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES ..       0.01%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES ........       0.01%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES ..............       0.01%
Lipper U.S. Government Money Market Funds .............................       0.02%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES .......       0.01%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- W SHARES ...................       0.01%
Lipper Tax-Exempt Money Market Funds ..................................       0.04%

Source: Lipper

----------

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUNDS' SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED BY, GUARANTEED BY, ENDORSED BY OR OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, ANY GOVERNMENT AGENCY OR ANY BANK. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

THE PERFORMANCE SHOWN IN THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.


                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

July 23, 2010

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ BEFORE INVESTING. MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME

DISTRIBUTED BY PROFESSIONAL  FUNDS  DISTRIBUTOR,  LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   EXPENSE DISCLOSURE -- CONTINUED

FOR THE PERIOD JANUARY 1, 2010 TO JUNE 30, 2010

EXPENSE TABLES

                                            BEGINNING     ENDING                 EXPENSES
                                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                              VALUE       VALUE       EXPENSE     DURING
                                              1/1/10     6/30/10       RATIO      PERIOD*
                                            ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $1,000.10      0.29%       $1.44
Hypothetical 5% Return Before Expenses ..    1,000.00    1,023.36      0.29         1.45
PRIME MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ......................   $1,000.00   $1,000.10      0.29%       $1.44
Hypothetical 5% Return Before Expenses ..    1,000.00    1,023.36      0.29         1.45
PRIME MONEY MARKET FUND
-- W SHARES
Actual Fund Return ......................   $1,000.00   $1,000.10      0.29%       $1.44
Hypothetical 5% Return Before Expenses ..    1,000.00    1,023.36      0.29         1.45
U.S. GOVERNMENT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $1,000.10      0.19%       $0.94
Hypothetical 5% Return Before Expenses ..    1,000.00    1,023.85      0.19         0.95
U.S. GOVERNMENT MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ......................   $1,000.00   $1,000.10      0.19%       $0.94
Hypothetical 5% Return Before Expenses ..    1,000.00    1,023.85      0.19         0.95
U.S. GOVERNMENT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ......................   $1,000.00   $1,000.10      0.19%       $0.94
Hypothetical 5% Return Before Expenses ..    1,000.00    1,023.85      0.19         0.95
TAX-EXEMPT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $1,000.10      0.26%       $1.27
Hypothetical 5% Return Before Expenses ..    1,000.00    1,023.51      0.26         1.30
TAX-EXEMPT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ......................   $1,000.00   $1,000.10      0.26%       $1.27
Hypothetical 5% Return Before Expenses ..    1,000.00    1,023.51      0.26         1.30

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2010

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

PRIME MONEY MARKET FUND
Commercial Paper.....................    23.6%
Municipal Commercial Paper...........    23.2%
Municipal Notes......................    15.6%
Certificates of Deposit..............    12.2%
Asset-Backed Commercial Paper........     8.8%
U.S. Agency Obligations..............     4.2%
Corporate Bonds......................     3.7%
Repurchase Agreements................     2.6%
Money Market Mutual Funds............     6.1%
                                        ------
                                        100.0%
                                        ======

U.S. GOVERNMENT MONEY MARKET FUND
U.S. Agency Obligations..............    59.1%
Repurchase Agreements................    37.9%
Money Market Mutual Funds............     3.0%
                                        ------
                                        100.0%
                                        ======

TAX-EXEMPT MONEY MARKET FUND
Municipal Bonds
   Texas.............................    19.2%
   Tennessee.........................    10.4%
   Illinois..........................     8.5%
   Michigan..........................     6.7%
   Maryland..........................     5.0%
   Minnesota.........................     4.9%
   Ohio..............................     4.4%
   New Hampshire.....................     4.3%
   Georgia...........................     3.9%
   Mississippi.......................     3.6%
   Delaware..........................     3.4%
   Florida...........................     3.2%
   Wisconsin.........................     3.1%
   All Other.........................    10.7%
Money Market Mutual Funds............     8.7%
                                        ------
                                        100.0%
                                        ======

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010

   (Showing Percentage of Net Assets)

                                                                 MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                                  RATINGS(1)      AMOUNT       (NOTE 2)
                                                                 -----------   -----------   ------------
CORPORATE BONDS -- 3.7%
   American Honda Finance Corp.,
      0.94%, 08/27/10** ......................................       A1, A+    $45,000,000   $ 45,000,000
   Royal Bank of Canada Financial Corp. LP,
      0.42%, 04/06/11** ......................................      NR, NR      45,500,000     45,478,633
                                                                                             ------------
   TOTAL CORPORATE BONDS (COST $90,478,633) ..............................................     90,478,633
                                                                                             ------------
ASSET-BACKED COMMERCIAL PAPER -- 8.8%
   Metlife Short-Term Funding, 0.40%, 07/26/10* ..............    P-1, A-1+     25,000,000     24,993,056
   Metlife Short-Term Funding, 0.37%, 07/12/10* ..............    P-1, A-1+     25,000,000     24,997,174
   Old Line Funding, 0.48%, 09/02/10* ........................    P-1, A-1+     50,000,000     49,958,000
   Ranger Funding, 0.31%, 07/14/10* ..........................    P-1, A-1      50,000,000     49,994,403
   Straight-A Funding LLC, 0.33%, 07/06/10* ..................    P-1, A-1+     68,041,000     68,037,882
                                                                                             ------------
   TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $217,980,515) ...............................    217,980,515
                                                                                             ------------
CERTIFICATES OF DEPOSIT -- 12.2%
   Australia & New Zealand, NY,
      0.28%, 08/24/10 ........................................    P-1, A-1+     52,000,000     52,000,000
   Bank of Nova Scotia, TX, 0.06%, 07/01/10 ..................    P-1, A-1+     50,000,000     50,000,000
   Bank of Nova Scotia, TX, 0.26%, 07/07/10 ..................    P-1, A-1+     50,000,000     50,000,000
   BNP Paribas, NY, 0.34%, 07/26/10 ..........................    P-1, A-1+     50,000,000     50,000,000
   Deutsche Bank, NY, 0.26%, 07/27/10 ........................    P-1, A-1      50,000,000     50,000,000
   Rabobank Nederland, NY, 0.30%, 07/30/10 ...................    P-1, A-1+     50,000,000     50,000,000
                                                                                             ------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $302,000,000) .....................................    302,000,000
                                                                                             ------------
COMMERCIAL PAPER -- 23.6%
   AT&T, Inc., 0.20%, 07/13/10* ..............................    P-1, A-1      50,000,000     49,996,667
   Baker Hughes, Inc., 0.21%, 07/26/10* ......................    P-1, A-1      50,000,000     49,992,708
   BlackRock, Inc., 0.34%, 07/26/10* .........................    P-1, A-1      25,000,000     24,994,097
   Commonwealth Bank of Australia,
      0.28%, 08/11/10* .......................................    P-1, A-1+     50,000,000     49,984,056
   General Electric Capital Corp.,
      0.42%, 09/21/10* .......................................    P-1, A-1+     50,000,000     49,952,167
   Hewlett-Packard Co., 0.16%, 07/22/10* .....................    P-1, A-1      50,000,000     49,995,333
   Illinois Tool Works, Inc., 0.20%, 07/07/10* ...............    P-1, A-1      20,875,000     20,874,304
   International Business Machines Corp.,
      0.19%, 07/02/10** ......................................    P-1, A-1      50,000,000     49,999,736
   JPMorgan Chase, 0.25%, 07/06/10* ..........................    P-1, A-1      50,000,000     49,998,264
   Louis Dreyfus Corp., 0.18%, 07/01/10* .....................    P-1, A-1+     34,500,000     34,500,000
   Nestle Capital Corp., 0.24%, 07/13/10* ....................    P-1, A-1+     25,000,000     24,998,000
   Nestle Capital Corp., 0.32%, 09/14/10* ....................    P-1, A-1+     28,000,000     27,981,333
   Societe Generale, 0.31%, 07/13/10* ........................    P-1, A-1      50,000,000     49,994,833
   Toyota Motor Credit Corp., 0.52%, 08/05/10* ...............    P-1, A-1+     50,000,000     49,974,722
                                                                                             ------------
   TOTAL COMMERCIAL PAPER (COST $583,236,220) ............................................    583,236,220
                                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                              MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                              RATINGS(1)      AMOUNT        (NOTE 2)
                                                              -----------   -----------   ------------
MUNICIPAL COMMERCIAL PAPER -- 23.2%
   Alaska Housing Finance Corp.,
      0.45%, 07/01/10* ...................................    P-1, A-1+     $28,139,000   $ 28,139,000
   Baltimore Cnty., MD, PCRB, Ser. 2002,
      0.35%, 09/13/10 ....................................    P-1, A-1+      25,900,000     25,900,000
   Brown Univ., Ser.A, 0.38%, 07/14/10* ..................    P-1, A-1+      16,200,000     16,197,777
   Catholic Health Initiatives CO., Ser. A,
      0.40%, 07/09/10 ....................................    P-1, A-1+       7,863,000      7,863,000
   City of Houston, TX. G.O. Ser. H-2,
      0.35%, 08/04/10 ....................................    P-1, A-1+      20,000,000     20,000,000
   Collier Cnty., Fl. Health Fac. Auth.,
      Ser. 2003C-1 (Cleveland Clinic),
      0.40%, 08/16/10 ....................................   VMIG-1, A-1+    41,905,000     41,905,000
   Massachusetts State Health & Educational Fac. .........
      Auth. Rev. (Harvard Univ.),
      0.27%, 09/13/10 ....................................    P-1, A-1+      23,343,000     23,343,000
   Metro Govt. of Nashville & Davidsville Cnty., TN,
      0.30%, 07/15/10 ....................................    P-1, A-1+      16,150,000     16,150,000
   Montgomery Cnty., MD Public Impt.,
      0.26%, 07/08/10 ....................................    P-1, A-1+      25,000,000     25,000,000
   Northwestern University, 0.30%, 07/07/10* .............    P-1, A-1+      25,000,000     24,998,750
   Ohio Higher Educ. Fac. (Case Western Univ.),
      0.30%, 07/08/10 ....................................    P-1, A-1+      20,700,000     20,700,000
   Rochester Health Care, Ser. 2001-B, MN
      (MAYO Foundation), 0.36%, 08/11/10 .................     NR, A-1+      39,400,000     39,400,000
   South Carolina Public Service, 0.40%, 07/01/10* .......    P-1, A-1+      20,000,000     20,000,000
   South Carolina Public Service, 0.75%, 07/09/10* .......    P-1, A-1+      31,025,000     31,019,829
   Sunshine St. Govt. Fin. FL, 0.40%, 07/07/10 ...........    P-1, A-1+      50,000,000     50,000,000
   Tenn. St. School Board Auth.,
      0.30%, 09/17/10 ....................................    P-1, A-1+      12,575,000     12,575,000
   Trinity Health Corp., 0.45%, 08/12/10* ................    P-1, A-1+      25,000,000     24,986,875
   Univ. of California, 0.33%, 07/08/10* .................    P-1, A-1+      24,468,000     24,466,430
   Univ. of Minnesota, Board of Regents,
      0.28%, 07/09/10 ....................................    P-1, A-1+      20,550,000     20,550,000
   Univ. of Minnesota, Board of Regents,
      0.30%, 07/07/10 ....................................    P-1, A-1+      15,175,000     15,175,000
   Univ. of Minnesota, Ser. 07-C, 0.28%, 07/09/10 ........    P-1, A-1+      12,000,000     12,000,000
   Univ. of Minnesota, Ser. 07-C, 0.30%, 08/04/10 ........    P-1, A-1+      21,530,000     21,530,000
   Univ. of Notre Dame, 0.33%, 07/26/10* .................     P-1, NR       15,015,000     15,011,559
   Vanderbilt University, Ser. C, 0.30%, 08/03/10* .......    P-1, A-1+      20,000,000     19,994,500
   Wisconsin Transportation Rev. Ser. 2006A,
      0.30%, 07/08/10 ....................................    P-1, A-1+      16,474,000     16,474,000
                                                                                          ------------
   TOTAL MUNICIPAL COMMERCIAL PAPER (COST $573,379,720) ...............................    573,379,720
                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                MOODY'S/S&P     PRINCIPAL     FAIR VALUE
                                                                RATINGS(1)       AMOUNT        (NOTE 2)
                                                               -------------   -----------   ------------
MUNICIPAL NOTES -- 15.6%
      Connecticut St. Housing Fin. Auth.,
         0.21%, 05/15/10** .................................     NR, A-1       $80,000,000   $ 80,000,000
      Las Vegas Valley, NV, Water District,
         0.20%, 07/01/10** .................................     NR, A-1        46,455,000     46,455,000
      Michigan G.O. Ser. A, 2.00%, 09/30/10 ................   VMIG-1, SP-1+    20,000,000     20,072,986
      Michigan Muni. Bond Auth., 3.00%, 08/20/10 ...........    NR, SP-1+       19,500,000     19,542,125
      New Hampshire Health & Educ. Fac. Auth.,
         0.20%, 07/07/10** .................................   VMIG-1, A-1+     30,985,000     30,985,000
      Texas Transportation Commission,
         0.23%, 07/01/10** .................................     AA1, NA        43,200,000     43,200,000
      Washington State Health Care Fac. Auth.,
         0.24%, 07/01/10** .................................    AAA, A-1+       65,475,000     65,475,000
      Wisconsin Housing & Econ. Dev. Auth. Home
         Ownership Rev., 0.30%, 09/01/10** .................     NR, A-1        80,125,000     80,125,000
                                                                                             ------------
      TOTAL MUNICIPAL NOTES (COST $385,855,111) ..........................................    385,855,111
                                                                                             ------------
U.S. AGENCY OBLIGATIONS -- 4.2%
   FEDERAL HOME LOAN BANKS NOTES -- 3.0%
      Federal Home Loan Banks Notes,
         0.50%, 01/05/11 ...................................                    25,000,000     25,000,000
      Federal Home Loan Banks Notes,
         0.55%, 04/27/11 ...................................                    30,000,000     30,008,629
      Federal Home Loan Banks Notes,
         0.65%, 05/19/11 ...................................                    20,000,000     19,995,402
                                                                                             ------------
                                                                                               75,004,031
                                                                                             ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.2%
      Federal National Mortgage Association Notes,
         0.24%, 10/01/10 ...................................                    30,000,000     29,981,600
                                                                                             ------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $104,985,631) ..................................    104,985,631
                                                                                             ------------
REPURCHASE AGREEMENTS -- 2.6%
      With Bank of America Corp: at 0.03%, dated 06/30/10,
         to be repurchased on 07/01/10, repurchase price
         $63,427,053 (collateralized by Federal National
         Mortgage Association Notes, par value
         $17,353,000, 0.00%, 07/08/10, and Federal
         Home Loan Mortgage Corporation Notes,
         par value $47,343,120, 0.00%, 12/27/10,
         with a total market value $64,896,120) ............                    63,427,000     63,427,000
                                                                                             ------------
      TOTAL REPURCHASE AGREEMENTS (COST $63,427,000) .....................................     63,427,000
                                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                               FAIR VALUE
                                                                 SHARES         (NOTE 2)
                                                               -----------   --------------
MONEY MARKET MUTUAL FUNDS -- 6.1%
      AIM STIT - Liquid Assets Portfolio ...................    50,000,000   $   50,000,000
      BlackRock Liquidity Funds TempFund
         Portfolio - Institutional Series ..................           684              684
      Federated Prime Government Obligations
         Fund - Institutional Series .......................   100,000,000      100,000,000
                                                                             --------------
      TOTAL MONEY MARKET MUTUAL FUNDS (COST $150,000,684) ................      150,000,684
                                                                             --------------
   TOTAL INVESTMENTS -- 100.0% (COST $2,471,343,514)+ ....................   $2,471,343,514
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% .........................          711,879
                                                                             --------------
   NET ASSETS -- 100.0% ..................................................   $2,472,055,393
                                                                             ==============

----------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

G.O. - General Obligation
PCRB - Pollution Control Revenue Bonds

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                             LEVEL 2         LEVEL 3
                                            TOTAL                          SIGNIFICANT    SIGNIFICANT
                                          VALUE AT          LEVEL 1        OBSERVABLE     UNOBSERVABLE
                                        JUNE 30, 2010    QUOTED PRICES       INPUTS          INPUTS
                                       --------------   --------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Debt ..................   $  975,714,853    $         --    $  975,714,853       $--
   Municipal Securities ............      959,234,831              --       959,234,831        --
   U.S. Agency Obligations .........      104,985,631              --       104,985,631        --
   Asset-Backed Commercial Papers ..      217,980,515              --       217,980,515        --
   Repurchase Agreements ...........       63,427,000              --        63,427,000        --
   Money Market Mutual Funds .......      150,000,684     150,000,684                --        --
                                       --------------    ------------    --------------       ---
      Total ........................   $2,471,343,514    $150,000,684    $2,321,342,830       $--
                                       ==============    ============    ==============       ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010

   (Showing Percentage of Net Assets)

                                                                              PRINCIPAL       FAIR VALUE
                                                                               AMOUNT          (NOTE 2)
                                                                           --------------   --------------
U.S. AGENCY OBLIGATIONS -- 59.1%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 10.4%
      Federal Home Loan Banks Discount Notes, 0.20%, 07/07/10 ..........   $   50,000,000   $   49,998,333
      Federal Home Loan Banks Discount Notes, 0.19%, 07/16/10 ..........       52,950,000       52,945,918
      Federal Home Loan Banks Discount Notes, 0.18%, 07/21/10 ..........       34,500,000       34,496,550
      Federal Home Loan Banks Discount Notes, 0.27%, 12/01/10 ..........       39,095,000       39,050,139
                                                                                            --------------
                                                                                               176,490,940
                                                                                            --------------
   FEDERAL HOME LOAN BANKS NOTES -- 10.7%
      Federal Home Loan Banks Notes, 0.20%, 07/13/10* ..................       25,600,000       25,600,000
      Federal Home Loan Banks Notes, 3.00%, 09/10/10 ...................       20,000,000       20,105,054
      Federal Home Loan Banks Notes, 0.45%, 12/29/10 ...................       50,000,000       50,000,000
      Federal Home Loan Banks Notes, 0.50%, 01/05/11 ...................       25,000,000       25,000,000
      Federal Home Loan Banks Notes, 0.42%, 02/17/11 ...................       25,000,000       24,998,513
      Federal Home Loan Banks Notes, 0.55%, 04/27/11 ...................       20,000,000       20,005,752
      Federal Home Loan Banks Notes, 0.65%, 05/19/11 ...................       15,000,000       14,996,025
                                                                                            --------------
                                                                                               180,705,344
                                                                                            --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 14.2%
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.18%, 07/19/10 ...............................................       25,000,000       24,997,750
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.20%, 08/26/10 ...............................................       25,000,000       24,992,222
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.21%, 09/01/10 ...............................................       25,000,000       24,990,958
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.21%, 09/08/10 ...............................................       50,000,000       49,979,875
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.24%, 09/21/10 ...............................................       40,000,000       39,978,134
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.20%, 10/26/10 ...............................................       50,000,000       49,967,500
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.27%, 12/06/10 ...............................................       25,000,000       24,970,375
                                                                                            --------------
                                                                                               239,876,814
                                                                                            --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.0%
      Federal Home Loan Mortgage Corporation Notes, 4.13%, 07/12/10 ....        8,515,000        8,525,058
      Federal Home Loan Mortgage Corporation Notes, 3.13%, 10/25/10 ....       25,000,000       25,229,228
                                                                                            --------------
                                                                                                33,754,286
                                                                                            --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 20.3%
      Federal National Mortgage Association Discount Notes,
         0.20%, 07/15/10 ...............................................       50,000,000       49,996,111
      Federal National Mortgage Association Discount Notes,
         0.22%, 08/16/10 ...............................................       34,615,000       34,605,269

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                             PRINCIPAL        FAIR VALUE
                                                                               AMOUNT          (NOTE 2)
                                                                           --------------   --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- (CONTINUED)
      Federal National Mortgage Association Discount Notes,
         0.24%, 08/16/10 ...............................................   $   22,000,000   $   21,993,253
      Federal National Mortgage Association Discount Notes,
         0.25%, 08/16/10 ...............................................       25,000,000       24,992,014
      Federal National Mortgage Association Discount Notes,
         0.21%, 08/30/10 ...............................................       30,000,000       29,989,500
      Federal National Mortgage Association Discount Notes,
         0.23%, 09/15/10 ...............................................       19,200,000       19,190,880
      Federal National Mortgage Association Discount Notes,
         0.25%, 09/21/10 ...............................................       25,000,000       24,985,764
      Federal National Mortgage Association Discount Notes,
         0.20%, 10/18/10 ...............................................       47,684,000       47,655,125
      Federal National Mortgage Association Discount Notes,
         0.21%, 11/03/10 ...............................................       40,725,000       40,695,305
      Federal National Mortgage Association Discount Notes,
         0.30%, 11/15/10 ...............................................       25,000,000       24,971,458
      Federal National Mortgage Association Discount Notes,
         0.30%, 01/18/11 ...............................................       25,000,000       24,958,125
                                                                                            --------------
                                                                                               344,032,804
                                                                                            --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.5%
      Federal National Mortgage Association Notes,
         4.38%, 09/13/10 ...............................................       25,000,000       25,209,326
                                                                                            --------------
                                                                                                25,209,326
                                                                                            --------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $1,000,069,514) ...............................    1,000,069,514
                                                                                            --------------
   REPURCHASE AGREEMENTS -- 37.9%
      With Bank of America Corp: at 0.03%, dated 06/30/10, to be repurchased on 07/01/10, repurchasing price $417,530,348
         (collateralized by Government National Mortgage Association
         Notes, par value $401,636,962, 5.00%, 06/20/40; total market
         value $430,055,901) ...........................................      417,530,000      417,530,000
      With Credit Suisse First Boston: at 0.01%, dated 06/30/10, to be repurchased on 07/01/10, repurchasing price
         $225,000,063 by Federal National Mortgage Association
         Notes, par value $1,380,000, 2.625%, 12/31/14, and
         Federal Home Loan Mortgage Corporation Notes, par
         value $224,313,000, 1.375%, 05/15/12; total market
         value $229,501,564) ...........................................      225,000,000      225,000,000
                                                                                            --------------
      TOTAL REPURCHASE AGREEMENTS (COST $642,530,000) ...................................      642,530,000
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                             FAIR VALUE
                                                                               SHARES          (NOTE 2)
                                                                           --------------   -------------
MONEY MARKET MUTUAL FUNDS -- 3.0%
      AIM STIT - Government & Agency Portfolio .........................       50,000,000   $   50,000,000
      BlackRock Liquidity Funds FedFund Portfolio - Institutional
         Series ........................................................              983              983
                                                                                            --------------
      TOTAL MONEY MARKET MUTUAL FUNDS (COST $50,000,983) ................................       50,000,983
                                                                                            --------------
      TOTAL INVESTMENTS -- 100.0% (COST $1,692,600,497)+ ................................   $1,692,600,497
      OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% .....................................          658,849
                                                                                            --------------
   NET ASSETS -- 100.0% .................................................................   $1,693,259,346
                                                                                            ==============

----------
(1)  The interest rate shown is the effective yield as of the date of purchase.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                             LEVEL 2         LEVEL 3
                                            TOTAL                          SIGNIFICANT     SIGNIFICANT
                                           VALUE AT         LEVEL 1        OBSERVABLE     UNOBSERVABLE
                                        JUNE 30, 2010    QUOTED PRICES       INPUTS           INPUTS
                                        --------------   -------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   U.S. Agency Obligations ..........   $1,000,069,514    $        --    $1,000,069,514       $ --
   Repurchase Agreements ............      642,530,000             --       642,530,000         --
   Money Market Mutual Funds ........       50,000,983     50,000,983                --         --
                                        --------------    -----------    --------------       ----
      Total .........................   $1,692,600,497    $50,000,983    $1,642,599,514       $ --
                                        ==============    ===========    ==============       ====

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010

   (Showing Percentage of Net Assets)

                                                             MOODY'S/S&P     PRINCIPAL     FAIR VALUE
                                                              RATINGS(1)       AMOUNT       (NOTE 2)
                                                            -------------   -----------   ------------
MUNICIPAL BONDS -- 92.5%
   ARIZONA -- 2.9%
      Salt River Proj. AZ, Agric. Impt. & Pwr. Dist
         TECP, 0.27%, 07/07/10 ..........................     P-1, A-1+     $ 8,400,000   $  8,400,000
                                                                                          ------------
   CONNECTICUT -- 1.7%
      Connecticut St. Health & Educ. Auth.
         (Yale University) Ser. V-2,
         0.08%, 07/01/10* ...............................    VMIG-1, A-1+     5,000,000      5,000,000
                                                                                          ------------
   DELAWARE -- 3.4%
      Delaware Econ. Dev. Auth. VRDB
         (St. Andrews School Proj.), Ser. 2003,
         0.30%, 07/01/10* ...............................    VMIG-1, A-1     10,100,000     10,100,000
                                                                                          ------------
   FLORIDA -- 3.3%
      Orange County, FL Ind. Dev. Auth. Rev. Bonds
         VRDB, LOC Bank of America,
         0.30%, 07/01/10* ...............................       NR, NR          420,000        420,000
      Orange County, FL Housing Fin. Auth.
         Multi-Family Housing VRDB Ref. Rev. Bonds
         (Post Fountains at Lee Vista Proj)., FNMA Gtd.,
         Ser. 1997E, 0.28%, 07/07/10* ...................      NR, A-1+       4,135,000      4,135,000
      Orlando, FL Utilities Commission, Elec.
         Pwr. & Lt. & Wtr Revs Ser. D,
         2.50%, 05/01/11 ................................   VMIG-1, SP-1+     5,000,000      5,084,137
                                                                                          ------------
                                                                                             9,639,137
                                                                                          ------------
   GEORGIA -- 3.9%
      Metro. Atlanta Rapid Transit Auth. TECP, LOC Dexia,
         0.38%, 07/02/10 ................................     P-1, A-1+      11,500,000     11,500,000
                                                                                          ------------
   IDAHO -- 1.4%
      State of Idaho Tax Anticipation Notes,
         2.00%, 06/30/11 ................................   VMIG-1, SP-1+     4,000,000      4,063,160
                                                                                          ------------
   ILLINOIS -- 8.5%
      Illinois Dev. Fin. Auth. Rev. VRDB
         (Goodman Theatre Proj.), LOC Banc One
         N.A./Northern Trust, Ser. 1999,
         0.25%, 07/07/10* ...............................      NR, A-1+      13,400,000     13,400,000
      Illinois Dev. Fin. Auth. Rev. VRDB
         (Radiological Society Proj.), LOC
         JPMorgan Chase, Ser.1997,
         0.30%, 07/07/10* ...............................      NR, A-1+       1,270,000      1,270,000
      Illinois Educ. Fac. Auth. Rev. TECP,
         0.30%, 07/06/10 ................................     P-1, A-1+       3,820,000      3,820,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                             MOODY'S/S&P     PRINCIPAL     FAIR VALUE
                                                              RATINGS(1)       AMOUNT       (NOTE 2)
                                                            -------------   -----------   ------------
   ILLINOIS -- (CONTINUED)
      Illinois Educ. Fac. Auth. Rev. VRDB
         (ACI/Cultural Pooled Financing Proj.),
         LOC Bank of America, Ser. 1998,
         0.20%, 07/07/10* ...............................      NR, A-1      $ 6,325,000   $  6,325,000
                                                                                          ------------
                                                                                            24,815,000
                                                                                          ------------
   INDIANA -- 0.5%
      Marion, IN Econ. VRDB (Wesleyan Univ.),
         LOC Bank of America, Ser. 2006,
         0.30%, 07/01/10* ...............................     VMIG-1, NR      1,450,000      1,450,000
                                                                                          ------------
   KANSAS -- 1.7%
      Wamego, KS PCRB VRDB
         (Utilicorp United, Inc. Proj.), LOC Bank of
         America, Ser. 1996, 0.25%, 07/07/10* ...........      P-1, A-1       5,000,000      5,000,000
                                                                                          ------------
   MARYLAND -- 5.1%
      Maryland Health & Higher Educ. Fac.
         (Johns Hopkins Univ. Proj.) TECP,
         0.27%, 09/13/10 ................................     P-1, A-1+      10,000,000     10,000,000
      Montgomery County, MD Consolidated
         Pub. Impt. TECP, 0.28%, 08/05/10 ...............     P-1, A-1+       5,000,000      5,000,000
                                                                                          ------------
                                                                                            15,000,000
                                                                                          ------------
   MICHIGAN -- 6.8%
      Michigan St., G.O. Notes Ser. A,
         2.00%, 09/30/10 ................................   VMIG-I, SP-1+     8,000,000      8,029,194
      Regents of the Univ. of Michigan Hosp.
         Rev. Bonds, VRDB Ser. 2005A,
         0.15%, 07/01/10* ...............................    VMIG-1, A-1+     5,100,000      5,100,000
      Univ. of Michigan Ser. 2007-A TECP,
         0.28%, 08/05/10 ................................     P-1, A-1+       5,000,000      5,000,000
      Univ. of Michigan VRDB (Hospital Rev. Bonds),
         Ser. 2007-A, 0.14%, 07/01/10* ..................    VMIG-1, A-1+     1,835,000      1,835,000
                                                                                          ------------
                                                                                            19,964,194
                                                                                          ------------
   MINNESOTA -- 4.9%
      Rochester, MN Health Fac. Auth. Ser. 2001-D TECP
         (MAYO Foundation), 0.36%, 08/11/10 .............     P-1, A-1+       9,500,000      9,500,000
      Univ. of Minnesota Board of Regents Ser. A TECP,
         0.28%, 07/09/10 ................................     P-1, A-1+       5,000,000      5,000,000
                                                                                          ------------
                                                                                            14,500,000
                                                                                          ------------
   MISSISSIPPI -- 3.6%
      Jackson County, MS Port Fac. VRDB
         (Chevron U.S.A., Inc. Proj.), Ser. 1993,
         0.13%, 07/01/10* ...............................     P-1, A-1+       4,160,000      4,160,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                             MOODY'S/S&P     PRINCIPAL     FAIR VALUE
                                                              RATINGS(1)       AMOUNT       (NOTE 2)
                                                            -------------   -----------   ------------
   MISSISSIPPI -- (CONTINUED)
      Mississippi Business Finance Corp. Gulf Opp.
         Zone VRDB (Chevron USA, Inc.) Ser. E,
         0.12%, 07/01/10* ...............................    VMIG-1, A-1+   $ 1,530,000   $  1,530,000
      Mississippi Business Finance Corp. Gulf Opp.
         Zone VRDB (Chevron USA, Inc.) Ser. E,
         0.12%, 07/01/10* ...............................     VMIG-1, NR      5,000,000      5,000,000
                                                                                          ------------
                                                                                            10,690,000
                                                                                          ------------
   NEW HAMPSHIRE -- 4.4%
      New Hampshire Health & Educ. Fac. Auth. VRDB
         Rev. Bonds (Dartmouth College Issue) Ser. 2007 B,
         0.16%, 07/01/10* ...............................    VMIG-1, A-1+     7,900,000      7,900,000
      New Hampshire Health & Educ. Fac. Auth. VRDB
         Rev. Bonds (Dartmouth College Issue) Ser. 2007A,
         0.16%, 07/01/10* ...............................    VMIG-1, A-1+     5,000,000      5,000,000
                                                                                          ------------
                                                                                            12,900,000
                                                                                          ------------
   OHIO -- 4.4%
      Ohio Higher Educ. Fac. Auth Ser. 2008 B-6
         (Cleveland Health Clinic) TECP,
         0.35%, 10/07/10 ................................    VMIG-1, A-1+    13,000,000     13,000,000
                                                                                          ------------
   PENNSYLVANIA -- 1.5%
      Philadelphia, PA Hospitals & Higher Educ.
         Fac. Auth. VRDB
         (Children's Hospital of Philadelphia),
         0.13%, 07/01/10* ...............................    VMIG-1, A-1+     4,500,000      4,500,000
                                                                                          ------------
   TENNESSEE -- 10.6%
      Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
         (Tennessee Municipal Bond Fund Proj.),
         LOC Bank of America, Ser. 1984,
         0.42%, 07/07/10* ...............................      NR, A-1        1,045,000      1,045,000
      Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
         (Tennessee Municipal Bond Fund Proj.),
         LOC Bank of America, Ser. 1995,
         0.30%, 07/07/10* ...............................      NR, A-1          400,000        400,000
      Metro Govt. Nashville & Davidson Cnty., TN Ind.
         Dev. G.O. TECP, 0.30%, 07/08/10 ................     P-1, A-1+       5,000,000      5,000,000
      Metro Govt. Nashville & Davidson Cnty., TN
         Ind. Dev. G.O. TECP, 0.27%, 07/09/10 ...........     P-1, A-1+       6,500,000      6,500,000
      Metro Govt. Nashville & Davidson Cnty., TN
         Ind. Dev. G.O. (Vanderbilt Univ.) TECP,
         0.35%, 07/01/10 ................................     P-1, A-1+      10,000,000     10,000,000
      Tenn. St. G.O. Ser. A TECP, 0.35%, 08/10/10 .......     P-1, A-1+       8,028,000      8,028,000
                                                                                          ------------
                                                                                            30,973,000
                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                             MOODY'S/S&P     PRINCIPAL     FAIR VALUE
                                                              RATINGS(1)       AMOUNT       (NOTE 2)
                                                            -------------   -----------   ------------
   TEXAS -- 19.5%
      Bexar City, TX G.O. TECP, 0.30%, 07/07/10 .........      P-1, A-1+    $ 4,900,000   $  4,900,000
      City of Houston, TX G.O. Ser. H-2 TECP,
         0.37%, 07/22/10 ................................      P-1, A-1+      5,000,000      5,000,000
      City of Houston, TX G.O. Ser. H-2 TECP,
         0.30%, 08/10/10 ................................      P-1, A-1+      5,000,000      5,000,000
      Harris County, TX G.O. TECP, 0.33%, 07/07/10 ......      P-1, A-1+     11,248,000     11,248,000
      Harris County, TX G.O. TECP, 0.33%, 07/07/10 ......      P-1, A-1+      2,000,000      2,000,000
      Houston, TX Higher Educ. Fin. Corp. TECP
         (Rice University), 0.12%, 07/01/10 .............    VMIG-1, A-1+     6,025,000      6,025,000
      Texas St. Pub. Fin. Auth. Ser. A TECP,
         0.31%, 07/14/10 ................................      P-1, A-1+      4,300,000      4,300,000
      Texas St. Pub. Fin. Auth. Ser. A TECP,
         0.28%, 07/20/10 ................................      P-1, A-1+      7,700,000      7,700,000
      Texas Water Dev. Board Sub-Lien Rev. Bond,
         VRDB Ser. A, 0.15%, 07/01/10* ..................    VMIG-1, A-1+    11,000,000     11,000,000
                                                                                          ------------
                                                                                            57,173,000
                                                                                          ------------
   WASHINGTON -- 1.3%
      Washington Health Care Fac. Auth. Lease Rev. VRDB
         (National Healthcare Research & Educ. Proj.),
         LOC BNP Paribas, 0.22%, 07/07/10* ..............     VMIG-1, NR      3,700,000      3,700,000
                                                                                          ------------
   WISCONSIN -- 3.1%
      State of Wisconsin G.O. Ser. 2005A,
         0.35%, 07/09/10 ................................      P-1, A-1+      9,101,000      9,101,000
                                                                                          ------------
      TOTAL MUNICIPAL BONDS (COST $271,468,491) .......................................    271,468,491
                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                           FAIR VALUE
                                                                               SHARES       (NOTE 2)
                                                                            -----------   ------------
MONEY MARKET MUTUAL FUNDS -- 8.9%
      BlackRock Liquidity Funds MuniCash
         Portfolio - Institutional Series ...............................    13,000,852   $ 13,000,852
      BlackRock Liquidity Funds MuniFund
         Portfolio - Institutional Series ...............................    13,000,852     13,000,852
                                                                                          ------------
      TOTAL MONEY MARKET MUTUAL FUNDS (COST $26,001,704) ..............................     26,001,704
                                                                                          ------------
   TOTAL INVESTMENTS -- 101.4% (COST $297,470,195)+ ...................................   $297,470,195
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4)% ....................................     (3,962,363)
                                                                                          ------------
   NET ASSETS -- 100.0% ...............................................................   $293,507,832
                                                                                          ============

---------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

FNMA - Federal National Mortgage Association
G.O. - General Obligation
LOC -  Letter of Credit
TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB - Variable Rate Demand Bonds

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                       LEVEL 2        LEVEL 3
                                        TOTAL                        SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        LEVEL 1       OBSERVABLE    UNOBSERVABLE
                                    JUNE 30, 2010   QUOTED PRICES      INPUTS         INPUTS
                                    -------------   -------------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Municipal Bonds ..............    $271,468,491    $        --    $271,468,491        $--
   Money Market Mutual Funds ....      26,001,704     26,001,704              --         --
                                     ------------    -----------    ------------        ---
      Total .....................    $297,470,195    $26,001,704    $271,468,491        $--
                                     ============    ===========    ============        ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010

                                                          PRIME
                                                      MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                                          FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                                     --------------   -----------------   -----------------
ASSETS:
Investment in securities, at fair value*
   (including Repurchase Agreements of
   $63,427,000, $642,530,000 and $0,
   respectively) .................................   $2,471,343,514     $1,692,600,497       $297,470,195
Interest and dividends receivable ................        1,369,175            945,272            170,288
Receivable from Adviser ..........................          377,319            261,916             34,817
Other assets .....................................          146,630             99,591             36,749
                                                     --------------     --------------       ------------
Total assets .....................................    2,473,236,638      1,693,907,276        297,712,049
                                                     --------------     --------------       ------------
LIABILITIES:
Payable for investments purchased ................               --                 --          4,063,160
Dividend payable .................................           19,638             13,539              2,322
Accrued advisory fee .............................          530,634            189,159             55,479
Other accrued expenses ...........................          630,973            445,232             83,256
                                                     --------------     --------------       ------------
Total liabilities ................................        1,181,245            647,930          4,204,217
                                                     --------------     --------------       ------------
NET ASSETS .......................................   $2,472,055,393     $1,693,259,346       $293,507,832
                                                     ==============     ==============       ============
NET ASSETS CONSIST OF:
Paid-in capital ..................................   $2,471,990,270     $1,693,221,221       $293,507,832
Undistributed net investment income ..............           65,123             38,125                 --
                                                     --------------     --------------       ------------
NET ASSETS .......................................   $2,472,055,393     $1,693,259,346       $293,507,832
                                                     ==============     ==============       ============
NET ASSETS BY SHARE CLASS:
      Institutional Shares .......................   $   37,435,362     $   84,966,651       $    234,118
      Service Shares .............................    1,121,258,892        885,037,838                 --
      W Shares ...................................    1,313,361,139        723,254,857        293,273,714
                                                     --------------     --------------       ------------
                                                     $2,472,055,393     $1,693,259,346       $293,507,832
                                                     ==============     ==============       ============
SHARES OF BENEFICIAL INTEREST
OUTSTANDING:
   ($0.01 par value, unlimited shares authorized):
      Institutional Shares .......................       37,434,605         84,966,616            234,011
      Service Shares .............................    1,121,213,796        885,002,444                 --
      W Shares ...................................    1,313,341,615        723,247,589        293,279,792
NET ASSET VALUE PER SHARE:
      Institutional Shares .......................   $         1.00     $         1.00       $       1.00
                                                     --------------     --------------       ------------
      Service Shares .............................   $         1.00     $         1.00       $         --
                                                     --------------     --------------       ------------
      W Shares ...................................   $         1.00     $         1.00       $       1.00
                                                     --------------     --------------       ------------
----------
*Investment at cost ..............................   $2,471,343,514     $1,692,600,497       $297,470,195

  The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2010


                                                       PRIME                           TAX-EXEMPT
                                                   MONEY MARKET    U.S. GOVERNMENT    MONEY MARKET
                                                       FUND       MONEY MARKET FUND       FUND
                                                   ------------   -----------------   ------------
INVESTMENT INCOME:
   Dividends ...................................   $   988,671      $    304,997      $    26,020
   Interest income .............................     7,938,295         4,564,888        1,094,584
                                                   -----------      ------------      -----------
Total investment income ........................     8,926,966         4,869,885        1,120,604
                                                   -----------      ------------      -----------
EXPENSES:
   Advisory fees ...............................     8,246,232         6,638,691        1,253,443
   Administration fees .........................       394,435           303,561           52,898
   Sub-administration and accounting fees ......       842,329           727,704          194,198
   Custody fees ................................       248,094           193,036           23,229
   Transfer agent fees .........................       316,685           281,126           36,754
   Shareholder service fees
      Service Shares ...........................     1,601,979         1,273,765               --
      W Shares .................................     2,057,335         1,463,321          506,417
   Distribution fees
      Service Shares ...........................     1,067,986           849,177               --
   Professional fees ...........................       101,402           112,069           67,360
   Reports to shareholders .....................        36,480            27,284           15,710
   Registration fees ...........................        58,975             9,182           22,518
   Trustees' fees ..............................        32,414            32,414           32,414
   Compliance services .........................        15,561            13,991           11,109
   Temporary Guarantee Program
      Participation Fees .......................       326,761           211,129           53,206
   Other .......................................       294,910           251,030           44,718
                                                   -----------      ------------      -----------
      Total expenses before fee waivers ........    15,641,578        12,387,480        2,313,974
   Expenses waived/reimbursed by Adviser
   Advisory fees
      Institutional ............................       (63,097)         (226,235)          (2,553)
      Service Shares ...........................      (949,800)       (1,837,303)              --
      W Shares .................................    (1,227,388)       (2,061,397)        (718,280)
   Shareholder service fees
      Service Shares ...........................    (1,601,979)       (1,273,765)              --
      W Shares .................................    (2,057,335)       (1,463,321)        (506,417)
   Distribution fees
      Service Shares ...........................    (1,067,986)         (849,177)              --
                                                   -----------      ------------      -----------
Total expenses, net ............................     8,673,993         4,676,282        1,086,724
                                                   -----------      ------------      -----------
Net investment income ..........................       252,973           193,603           33,880
                                                   -----------      ------------      -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ............            76               357               --
                                                   -----------      ------------      -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................   $   253,049      $    193,960      $    33,880
                                                   ===========      ============      ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PRIME MONEY MARKET FUND
                                                                ---------------------------------
                                                                       FOR THE YEARS ENDED
                                                                             JUNE 30,
                                                                ---------------------------------
                                                                      2010             2009
                                                                ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................   $       252,973   $    34,451,730
   Net realized gain on investments .........................                76                --
                                                                ---------------   ---------------
Net increase in net assets resulting from operations ........           253,049        34,451,730
                                                                ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................            (9,031)         (361,321)
      Service Shares ........................................          (106,793)      (15,739,200)
      W Shares ..............................................          (137,149)      (18,351,209)
                                                                ---------------   ---------------
Total distributions .........................................          (252,973)      (34,451,730)
                                                                ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ..................................       757,561,342       580,368,100
      Service Shares ........................................     3,658,641,764     4,045,331,310
      W Shares ..............................................     2,259,066,474     2,407,067,411
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................            19,838           163,536
      Service Shares ........................................            18,282         2,902,935
      W Shares ..............................................               809            29,087
   Cost of shares redeemed:
      Institutional Shares ..................................      (852,865,916)     (472,402,399)
      Service Shares ........................................    (3,779,723,913)   (4,704,498,232)
      W Shares ..............................................    (2,532,136,287)   (2,867,396,777)
                                                                ---------------   ---------------
Net decrease in net assets from Fund
   share transactions .......................................      (489,417,607)   (1,008,435,029)
                                                                ---------------   ---------------
Total decrease in net assets ................................      (489,417,531)   (1,008,435,029)
NET ASSETS:
   Beginning of Year ........................................     2,961,472,924     3,969,907,953
                                                                ---------------   ---------------
   End of Year ..............................................   $ 2,472,055,393   $ 2,961,472,924
                                                                ===============   ===============
Undistributed net investment income .........................   $        65,123   $        65,047
                                                                ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         U.S. GOVERNMENT
                                                                        MONEY MARKET FUND
                                                                ---------------------------------
                                                                       FOR THE YEARS ENDED
                                                                             JUNE 30,
                                                                ---------------------------------
                                                                      2010             2009
                                                                ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................   $       193,603   $    16,975,633
   Net realized gain on investments .........................               357               198
                                                                ---------------   ---------------
Net increase in net assets resulting from operations ........           193,960        16,975,831
                                                                ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................           (11,137)       (3,922,640)
      Service Shares ........................................           (84,924)       (6,431,905)
      W Shares ..............................................           (97,542)       (6,621,088)
                                                                ---------------   ---------------
Total distributions .........................................          (193,603)      (16,975,633)
                                                                ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ..................................        81,113,352       718,947,159
      Service Shares ........................................     2,432,971,066     2,545,181,323
      W Shares ..............................................     1,160,077,824     2,283,243,676
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................                19             3,120
      Service Shares ........................................             1,042            84,222
      W Shares ..............................................                 1                --
   Cost of shares redeemed:
      Institutional Shares ..................................      (425,418,524)     (416,250,456)
      Service Shares ........................................    (2,342,911,545)   (2,858,406,983)
      W Shares ..............................................    (1,649,120,983)   (1,518,993,403)
                                                                ---------------   ---------------
Net increase (decrease) in net assets from Fund
   share transactions .......................................      (743,287,748)      753,808,658
                                                                ---------------   ---------------
Total increase (decrease) in net assets .....................      (743,287,391)      753,808,856
NET ASSETS:
   Beginning of Year ........................................     2,436,546,737     1,682,737,881
                                                                ---------------   ---------------
   End of Year ..............................................   $ 1,693,259,346   $ 2,436,546,737
                                                                ===============   ===============
Undistributed net investment income .........................   $        38,125   $        37,687
                                                                ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           TAX-EXEMPT
                                                                       MONEY MARKET FUND
                                                                -------------------------------
                                                                      FOR THE YEARS ENDED
                                                                            JUNE 30,
                                                                -------------------------------
                                                                     2010             2009
                                                                -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income .................................   $      33,880   $     3,813,770
                                                                -------------   ---------------
Net increase in net assets resulting from operations ........          33,880         3,813,770
                                                                -------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................            (118)          (10,594)
      W Shares ..............................................         (33,762)       (3,803,176)
                                                                -------------   ---------------
Total distributions .........................................         (33,880)       (3,813,770)
                                                                -------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ..................................      83,380,769        58,560,107
      W Shares ..............................................     807,808,539     1,152,624,059
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................              56             4,891
      W Shares ..............................................             601            50,093
   Cost of shares redeemed:
      Institutional Shares ..................................     (84,842,977)      (58,361,445)
      W Shares ..............................................    (887,965,516)   (1,271,623,248)
                                                                -------------   ---------------
Net decrease in net assets from Fund
   share transactions .......................................     (81,618,528)     (118,745,543)
                                                                -------------   ---------------
Total decrease in net assets ................................     (81,618,528)     (118,745,543)
NET ASSETS:
   Beginning of Year ........................................     375,126,360       493,871,903
                                                                -------------   ---------------
   End of Year ..............................................   $ 293,507,832   $   375,126,360
                                                                =============   ===============
Undistributed net investment income .........................   $          --   $            --
                                                                -------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                               FOR THE YEARS ENDED JUNE 30,
                                                    -------------------------------------------------
                                                     2010        2009       2008      2007      2006
                                                    -------    --------   -------   -------   -------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ............   $  1.00    $   1.00   $  1.00   $  1.00   $  1.00
                                                    -------    --------   -------   -------   -------
INVESTMENT OPERATIONS:
      Net investment income .....................        --(2)     0.01      0.04      0.05      0.04
                                                    -------    --------   -------   -------   -------
DISTRIBUTIONS:
      From net investment income ................        --(2)    (0.01)    (0.04)    (0.05)    (0.04)
                                                    -------    --------   -------   -------   -------
NET ASSET VALUE -- END OF YEAR ..................   $  1.00    $   1.00   $  1.00   $  1.00   $  1.00
                                                    =======    ========   =======   =======   =======
TOTAL RETURN ....................................      0.01%       1.14%     4.08%     5.05%     3.82%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
      Expenses:
         Including expense limitations ..........      0.36%       0.43%     0.40%     0.41%     0.51%
         Excluding expense limitations ..........      0.43%       0.43%     0.40%     0.41%     0.51%
      Net investment income .....................      0.01%       0.66%     4.24%     4.94%     3.70%
Net assets at end of year (000 omitted) .........   $37,435    $132,721   $24,591   $24,400   $11,986

----------
(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                     FOR THE YEARS ENDED JUNE 30,
                                                    ---------------------------------------------------------------
                                                       2010          2009         2008         2007         2006
                                                    ----------    ----------   ----------   ----------   ----------
PRIME MONEY MARKET FUND -- SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ............   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                    ----------    ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:
      Net investment income .....................           --(1)       0.01         0.04         0.05         0.04
                                                    ----------    ----------   ----------   ----------   ----------
DISTRIBUTIONS:
      From net investment income ................           --(1)      (0.01)       (0.04)       (0.05)       (0.04)
                                                    ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE -- END OF YEAR ..................   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                    ==========    ==========   ==========   ==========   ==========
TOTAL RETURN ....................................         0.01%         0.90%        3.82%        4.79%        3.63%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Expenses
         Including expense limitations ..........         0.34%         0.67%        0.65%        0.67%        0.69%
         Excluding expense limitations ..........         0.68%         0.68%        0.65%        0.67%        0.69%
      Net investment income .....................         0.01%         0.98%        3.72%        4.68%        3.61%
Net assets at end of year (000 omitted) .........   $1,121,259    $1,242,322   $1,898,587   $1,692,102   $2,664,251

----------
(1)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                FOR
                                                                                            THE PERIOD
                                                                                            OCTOBER 2,
                                                                FOR THE YEARS                 2006(1)
                                                                ENDED JUNE 30,              THROUGH
                                                    -------------------------------------    JUNE 30,
                                                       2010          2009         2008         2007
                                                    ----------    ----------   ----------   ----------
PRIME MONEY MARKET FUND -- W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..........   $     1.00    $     1.00   $     1.00   $     1.00
                                                    ----------    ----------   ----------   ----------
INVESTMENT OPERATIONS:
      Net investment income .....................           --(2)       0.01         0.04         0.04
                                                    ----------    ----------   ----------   ----------
DISTRIBUTIONS:
      From net investment income ................           --(2)      (0.01)       (0.04)       (0.04)
                                                    ----------    ----------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD ................   $     1.00    $     1.00   $     1.00   $     1.00
                                                    ==========    ==========   ==========   ==========
TOTAL RETURN ....................................         0.01%         0.99%        3.92%        3.63%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Expenses:
         Including expense limitations ..........         0.34%         0.58%        0.55%        0.56%*
         Excluding expense limitations ..........         0.58%         0.58%        0.55%        0.56%*
      Net investment income .....................         0.01%         1.01%        3.72%        4.80%*
Net assets at end of period (000 omitted) .......   $1,313,361    $1,586,430   $2,046,730   $1,403,380

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                              FOR THE YEARS ENDED JUNE 30,
                                                    ------------------------------------------------
                                                      2010       2009       2008      2007     2006
                                                    -------    --------   --------   ------   ------
U.S. GOVERNMENT MONEY MARKET FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR.............   $  1.00    $   1.00   $   1.00   $ 1.00   $ 1.00
                                                    -------    --------   --------   ------   ------
INVESTMENT OPERATIONS:
      Net investment income......................        --(2)     0.01       0.04     0.05     0.04
                                                    -------    --------   --------   ------   ------
DISTRIBUTIONS:
      From net investment income.................        --(2)    (0.01)     (0.04)   (0.05)   (0.04)
                                                    -------    --------   --------   ------   ------
NET ASSET VALUE -- END OF YEAR...................   $  1.00    $   1.00   $   1.00   $ 1.00   $ 1.00
                                                    =======    ========   ========   ======   ======
TOTAL RETURN.....................................      0.01%       0.88%      3.61%    4.92%    3.66%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
      Expenses:
         Including expense limitations...........      0.24%       0.42%      0.47%    0.49%    0.61%
         Excluding expense limitations...........      0.46%       0.44%      0.47%    0.49%    0.61%
      Net investment income......................      0.01%       0.79%      3.12%    4.79%    3.58%
Net assets at end of year (000 omitted)..........   $84,967    $429,272   $126,574   $  333   $3,480

----------
(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                              FOR THE YEARS ENDED JUNE 30,
                                                --------------------------------------------------------
                                                   2010         2009        2008        2007      2006
                                                -----------   --------   ----------   --------   -------
U.S. GOVERNMENT MONEY MARKET FUND --
   SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ........   $   1.00      $   1.00   $     1.00       1.00   $   1.00
                                                --------      --------   ----------   --------   --------
INVESTMENT OPERATIONS:
      Net investment income .................         --(1)       0.01         0.03       0.05       0.03
                                                --------      --------   ----------   --------   --------
DISTRIBUTIONS:
      From net investment income ............         --(1)      (0.01)       (0.03)     (0.05)     (0.03)
                                                --------      --------   ----------   --------   --------
NET ASSET VALUE -- END OF YEAR ..............   $   1.00      $   1.00   $     1.00       1.00   $   1.00
                                                ========      ========   ==========   ========   ========
TOTAL RETURN ................................       0.01%         0.69%        3.36%      4.66%      3.49%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Expenses:
         Including expense limitations ......       0.24%         0.62%        0.72%      0.75%      0.77%
         Excluding expense limitations ......       0.71%         0.69%        0.72%      0.75%      0.77%
      Net investment income .................       0.01%         0.72%        3.26%      4.56%      3.45%
Net assets at end of year (000 omitted) .....   $885,038      $794,977   $1,108,117   $616,113   $875,906

----------
(1)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                  FOR THE
                                                                                   PERIOD
                                                                                  OCTOBER
                                                       FOR THE YEARS             2, 2006 (1)
                                                       ENDED JUNE 30,             THROUGH
                                              --------------------------------    JUNE 30,
                                                2010        2009        2008        2007
                                              --------   ----------   --------   ---------
U.S. GOVERNMENT MONEY MARKET FUND --
   W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ....   $   1.00   $     1.00   $   1.00    $   1.00
                                              --------   ----------   --------    --------
INVESTMENT OPERATIONS:
   Net investment income ..................         --(2)      0.01       0.03        0.03
                                              --------   ----------   --------    --------
DISTRIBUTIONS:
   From net investment income .............         --(2)     (0.01)     (0.03)      (0.03)
                                              --------   ----------   --------    --------
NET ASSET VALUE -- END OF PERIOD ..........   $   1.00   $     1.00   $   1.00    $   1.00
                                              ========   ==========   ========    ========
TOTAL RETURN ..............................       0.01%        0.76%      3.46%       3.53%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Expenses:
         Including expense limitations .....      0.24%        0.54%      0.62%       0.65%*
         Excluding expense limitations .....      0.61%        0.59%      0.62%       0.65%*
      Net investment income ................      0.01%        0.56%      3.26%       4.68%*
Net assets at end of period (000 omitted) ..  $723,255   $1,212,298   $448,047    $224,341

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                       FOR THE YEARS ENDED JUNE 30,
                                              ---------------------------------------------
                                                2010      2009     2008     2007     2006
                                              --------   ------   ------   ------   -------
TAX-EXEMPT MONEY MARKET FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..       $1.00      $ 1.00   $ 1.00   $ 1.00   $  1.00
                                              -----      ------   ------   ------   -------
INVESTMENT OPERATIONS:
      Net investment income ...............      --(2)     0.01     0.02     0.03      0.02
                                              -----      ------   ------   ------   -------
DISTRIBUTIONS:
      From net investment income ..........      --(2)    (0.01)   (0.02)   (0.03)    (0.02)
                                              -----      ------   ------   ------   -------
NET ASSET VALUE -- END OF YEAR ............   $1.00      $ 1.00   $ 1.00   $ 1.00   $  1.00
                                              =====      ======   ======   ======   =======
TOTAL RETURN ..............................    0.01%       0.75%    2.36%    3.14%     2.39%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
      Expenses:
         Including expense limitations ....    0.32%       0.53%    0.51%    0.52%     0.63%
         Excluding expense limitations ....    0.54%       0.54%    0.51%    0.52%     0.63%
      Net investment income ...............    0.01%       0.61%    1.86%    3.06%     2.30%
Net assets at end of year (000 omitted)....   $ 234      $1,696   $1,493   $  793   $13,210

----------
(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                          FOR THE YEARS ENDED JUNE 30,
                                              ------------------------------------------------------
                                                2010        2009        2008       2007      2006
                                              --------   ----------   --------   --------   --------
TAX-EXEMPT MONEY MARKET FUND -- W SHARES(1)
NET ASSET VALUE -- BEGINNING OF YEAR ......   $   1.00    $   1.00    $   1.00   $   1.00   $   1.00
                                              --------    --------    --------   --------   --------
INVESTMENT OPERATIONS:
      Net investment income ...............         --(2)     0.01        0.02       0.03       0.02
                                              --------    --------    --------   --------   --------
DISTRIBUTIONS:
      From net investment income ..........         --(2)    (0.01)      (0.02)     (0.03)     (0.02)
                                              --------    --------    --------   --------   --------
NET ASSET VALUE -- END OF YEAR ............   $   1.00    $   1.00    $   1.00   $   1.00   $   1.00
                                              ========    ========    ========   ========   ========
TOTAL RETURN ..............................       0.01%       0.62%       2.21%      2.96%      2.23%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Expenses:
         Including expense limitations ....       0.32%       0.66%       0.66%      0.69%      0.78%
         Excluding expense limitations ....       0.69%       0.68%       0.66%      0.69%      0.78%
      Net investment income ...............       0.01%       0.64%       2.12%      2.92%      2.23%
Net assets at end of year (000 omitted) ...   $293,274    $373,430    $492,379   $403,631   $418,447

----------
(1) Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2010, the Trust offered 12 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

     The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method, which approximates market value, and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to amortized cost method include purchase cost of security, premium on discount at purchase date and time to maturity. Investments in underlying money market mutual funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the fiscal year ended June 30, 2010, the Funds had no significant transfers between investments in Level 1 and Level 2.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     Effective April 13, 2009, RSMC has voluntarily agreed to reduce its advisory fee and/or reimburse certain of each Fund's operating expenses, or certain class-specific fees and expenses, to maintain a Fund's (or class thereof, as applicable) current annualized yield at or above 0.01% (1 basis point). Under this voluntary arrangement, RSMC may recover from each Fund, subject to approval by the Board of Trustees of WT Mutual Fund (the "Trustees"), amounts waived or reimbursed for a period of up to three years from the year in which RSMC reduced its compensation and/or assumed expenses for the Fund. All or a portion of the following reimbursed expenses may be recaptured by the fiscal years ending:

                                                  EXPIRATION DATE
                                       ------------------------------------
                                          2012         2013         TOTAL
                                       ----------   ----------   ----------
Prime Money Market Fund ............   $  158,968   $6,967,585   $7,126,553
U.S. Government Money Market Fund ..    1,384,634    7,711,198    9,095,832
Tax-Exempt Money Market Fund .......      122,130    1,227,250    1,349,380

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

     BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

     Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

4. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

     At June 30, 2010, the following reclassifications were made within the capital accounts of Prime Money Market Fund and the U.S. Government Money Market Fund to reflect permanent differences relating to reclassifications of distributions paid and non-deductible excise tax paid.

                                       UNDISTRIBUTED NET      ACCUMULATED NET
                                       INVESTMENT INCOME   REALIZED GAIN (LOSS)   PAID-IN CAPITAL
                                       -----------------   --------------------   ---------------
Prime Money Market Fund ............          $ 76                $ (76)                $ --
U.S. Government Money Market Fund ..           438                 (357)                 (81)

The tax character of distributions paid for the years ended June 30, 2010 and June 30, 2009 were as follows:

                              PRIME MONEY    U.S. GOVERNMENT        TAX-EXEMPT
                              MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                              -----------   -----------------   -----------------
YEAR ENDED JUNE 30, 2010
Ordinary income ...........   $   252,897      $   193,246         $       --
Long term capital gains ...            76              357                 --
Tax-exempt income .........            --               --             33,880
YEAR ENDED JUNE 30, 2009
Ordinary income ...........   $34,451,730      $16,975,633         $       --
Tax-exempt income .........            --               --          3,813,770

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     As of June 30, 2010, the components of accumulated earnings on a tax basis were as follows:

                                     PRIME MONEY    U.S. GOVERNMENT        TAX-EXEMPT
                                     MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                                     -----------   -----------------   -----------------
Undistributed ordinary income ....    $ 95,200         $ 62,103             $     --
Undistributed tax-exempt income ..          --               --               12,761
Other temporary differences ......     (30,077)         (23,978)             (12,761)
                                      --------         --------             --------
Total accumulated earnings .......    $ 65,123         $ 38,125             $     --
                                      ========         ========             ========

     The differences between book basis and tax basis components of accumulated earnings are primarily attributed to the deferred compensation of Trustees and dividends payable.

5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

     Approximately 4% and 15% of the investments of the Prime Money Market Fund and Tax-Exempt Money Market Fund, respectively on June 30, 2010 were insured by private issuers that guarantee payment of principal and interest in the event of default, or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

7. U.S. TREASURY GUARANTEE PROGRAM. The Funds participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") since its inception until its expiration on September 18, 2009. As a participant in the Program each Fund paid a participation fee of 0.04% on assets as of September 19, 2008. The amounts shown on the Statements of Operations are the portion of the fees accrued from July 1, 2009 through September 18, 2009.

8. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements and has no Fund impact.

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (U.S.) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   REPORT OF ERNST & YOUNG LLP,
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund series of WT Mutual Fund at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
August 24, 2010

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Tax-Exempt Money Market Fund paid tax-exempt income distributions of $33,880 during the fiscal year ended June 30, 2010. The Prime Money Market Fund and U.S. Government Money Market Fund paid capital gain distributions of $76 and $357, respectively, during the fiscal year ended June 30, 2010.

In January 2011, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2010, including any distributions paid between July 1, 2010 and December 31, 2010.

Pursuant to Section 871 of the Internal Revenue Code, the following percentages of ordinary income distributions during the fiscal year ended June 30, 2010 have been designated as qualified interest income:

Prime Money Market Fund ...............................................   68.26%
U.S. Government Money Market Fund .....................................     100%

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND             POSITION(S) HELD
     DATE OF BIRTH,            WITH TRUST,            PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN       TERM OF OFFICE AND        DURING PAST FIVE YEARS,
      FUND COMPLEX            LENGTH OF TIME            OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)           SERVED                  HELD BY TRUSTEE
------------------------   --------------------    -----------------------------
TED T. CECALA(2)           Trustee                 Director, Chairman of the
Date of Birth: 1/49                                Board, and Chief Executive
                           Shall serve until       Officer of Wilmington Trust
12 Funds                   death, resignation      Corporation and Wilmington
                           or removal. Trustee     Trust Company since 1996;
                           since August 2007.      Member of the Board of
                                                   Managers of Cramer Rosenthal
                                                   McGlynn, LLC and Roxbury
                                                   Capital Management, LLC
                                                   (registered investment
                                                   advisers).

                                                   Wilmington Trust Corporation;
                                                   Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)     Trustee                 Retired since February 2006;
Date of Birth: 2/49                                Executive Vice President of
                           Shall serve until       Wilmington Trust Company from
12 Funds                   death, resignation      February 1996 to February
                           or removal. Trustee     2006; President of Rodney
                           since October 1998,     Square Management Corporation
                           President and           ("RSMC") from 1996 to 2005;
                           Chairman of the         Vice President of RSMC 2005
                           Board from October      to 2006.
                           1998 to January
                           2006.                   FundVantage Trust (19
                                                   portfolios); Optimum Fund
                                                   Trust (6 portfolios)
                                                   (registered investment
                                                   companies).

(1) The "Fund Complex" currently consists of the Trust (12 funds) and CRM Mutual Fund Trust (7 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his previous position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust. On June 3, 2010, Mr. Cecala retired from Wilmington Trust Corporation and Wilmington Trust Company and effective July 19, 2010, resigned from the Board of Trustees of the WT Mutual Fund.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

        NAME AND             POSITION(S) HELD
     DATE OF BIRTH,            WITH TRUST,            PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN       TERM OF OFFICE AND        DURING PAST FIVE YEARS,
      FUND COMPLEX            LENGTH OF TIME            OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)           SERVED                  HELD BY TRUSTEE
------------------------   --------------------    -----------------------------
ROBERT ARNOLD              Trustee                 Founder and co-manager, R.H.
Date of Birth: 3/44                                Arnold & Co., Inc. (financial
                           Shall serve until       consulting) since 1989.
12 Funds                   death, resignation
                           or removal. Trustee     First Potomac Realty Trust
                           since May 1997.         (real estate investment
                                                   trust).

DR. ERIC BRUCKER           Trustee                 Professor of Economics,
Date of Birth: 12/41                               Widener University since
                           Shall serve until       2002; formerly Dean, School
12 Funds                   death, resignation      of Business Administration of
                           or removal. Trustee     Widener University from 2001
                           since October 1999.     to 2004; Dean, College of
                                                   Business, Public Policy and
                                                   Health at the University of
                                                   Maine from September 1998 to
                                                   June 2001.

                                                   None

NICHOLAS GIORDANO          Trustee and Chairman    Consultant, financial
Date of Birth: 3/43        of the Board            services organizations from
                                                   1997 to present; Interim
12 Funds                   Shall serve until       President, LaSalle University
                           death, resignation      from 1998 to 1999; President
                           or removal. Trustee     and Chief Executive Officer,
                           since October 1998.     Philadelphia Stock Exchange
                                                   from 1981 to 1997.

                                                   Kalmar Pooled Investment
                                                   Trust; The RBB Fund, Inc. (19
                                                   portfolios) (registered
                                                   investment companies);
                                                   Independence Blue Cross;
                                                   IntriCon Corporation
                                                   (industrial furnaces and
                                                   ovens).

LOUIS KLEIN, JR.*          Trustee                 Self-employed financial
Date of Birth: 5/35                                consultant since 1991.
                           Shall serve until
19 Funds                   death, resignation      CRM Mutual Fund Trust (7
                           or removal. Trustee     portfolios) (registered
                           since October 1999.     investment companies); WHX
                                                   Corporation (industrial
                                                   manufacturer).

* Mr. Klein has reached the mandatory retirement age for the Board of Trustees and will be retiring by December 31, 2010.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

        NAME AND             POSITION(S) HELD
     DATE OF BIRTH,            WITH TRUST,            PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN       TERM OF OFFICE AND        DURING PAST FIVE YEARS,
      FUND COMPLEX            LENGTH OF TIME            OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)           SERVED                  HELD BY TRUSTEE
------------------------   --------------------    -----------------------------
THOMAS LEONARD             Trustee                 Retired since 2008; former
Date of Birth: 2/49                                Partner with
                           Shall serve until       PricewaterhouseCoopers
12 Funds                   death, resignation      (public accounting) from May
                           or removal. Trustee     1970 to June 2008.
                           since July 2008.
                                                   Alpha One Capital Partner,
                                                   LLC (3 portfolios)
                                                   (unregistered investment
                                                   companies).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                             POSITION(S) HELD
                                WITH TRUST,           PRINCIPAL OCCUPATION(S)
                            TERM OF OFFICE AND        DURING PAST FIVE YEARS,
    NAME, ADDRESS AND         LENGTH OF TIME            OTHER DIRECTORSHIPS
      DATE OF BIRTH               SERVED                        HELD
------------------------   --------------------    -----------------------------
JOHN J. KELLEY             President & Chief       President of Rodney Square
1100 North Market Street   Executive Officer       Management Corporation
Wilmington, DE 19890                               ("RSMC") since 2008; Vice
Date of Birth: 9/59        Shall serve at the      President of Wilmington Trust
                           pleasure of the         Investment Management, LLC
                           Board and until         ("WTIM") since 2005; Vice
                           successor is elected    President of BNY Mellon
                           and qualified.          Investment Servicing (U.S.)
                           Officer since           Inc. (formerly PNC Global
                           September 2005.         Investment Servicing (U.S.),
                                                   Inc.) from January 2005 to
                                                   July 2005; Vice President of
                                                   Administration, 1838
                                                   Investment Advisors, LP from
                                                   1999 to 2005; Chief
                                                   Compliance Officer, 1838
                                                   Investment Advisors, LP from
                                                   2004 to 2005.

                                                   Wilmington Trust Investment
                                                   Management, LLC

CLAYTON M. ALBRIGHT        Vice President          Managing Director, Fixed
1100 North Market Street                           Income Management, Wilmington
Wilmington, DE 19890       Shall serve at the      Trust since 2007; Director,
Date of Birth: 9/53        pleasure of the         Fixed Income Research and
                           Board and until         Portfolio Manager, Wilmington
                           successor is elected    Trust from 1996 to 2007; Vice
                           and qualified.          President, RSMC since 2001;
                           Officer since           Vice President of WTIM since
                           October 1998.           2006; Vice President,
                                                   Wilmington Trust Company
                                                   since 1997.

                                                   N/A

JOSEPH M. FAHEY, JR.       Vice President          Investment Adviser, WTIM
1100 North Market Street                           since 2003; Vice President,
Wilmington, DE 19890       Shall serve at the      RSMC since 1992.
Date of Birth: 1/57        pleasure of the
                           Board and until         N/A
                           successor is elected
                           and qualified.
                           Officer since
                           November 1999.

JOHN C. MCDONNELL          Vice President,         Director of Mutual Fund
1100 North Market Street   Chief Financial         Administration, WTIM, since
Wilmington, DE 19890       Officer & Treasurer     October 2005; Audit and
Date of Birth: 4/66                                Assurance - Senior, Deloitte
                           Shall serve at the      (public accounting) from
                           pleasure of the         September 2004 to October
                           Board and until         2005; Mutual Fund
                           successor is elected    Administration, 1838
                           and qualified.          Investment Advisors, LP from
                           Officer since           March 1999 to September 2004.
                           November 2005.
                                                   N/A

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                             POSITION(S) HELD
                                WITH TRUST,           PRINCIPAL OCCUPATION(S)
                            TERM OF OFFICE AND        DURING PAST FIVE YEARS,
    NAME, ADDRESS AND         LENGTH OF TIME            OTHER DIRECTORSHIPS
      DATE OF BIRTH               SERVED                        HELD
------------------------   --------------------    -----------------------------
ANNA M. BENCROWSKY         Vice President,         Chief Compliance Officer,
1100 North Market Street   Chief Compliance        WTIM since 2007; Vice
Wilmington, DE 19890       Officer & Anti-         President, WTIM since 2004;
Date of Birth: 5/51        Money Laundering        Vice President and Chief
                           Officer                 Compliance Officer, RSMC
                                                   since 2004; Vice President
                           Shall serve at the      and Chief Compliance Officer,
                           pleasure of the         1838 Investment Advisors, LP
                           Board and until         from 1999 to 2004.
                           successor is elected
                           and qualified;          N/A
                           Officer since
                           September 2004.

EDWARD W. DIFFIN, JR.      Vice President &        Director of Mutual Fund
1100 North Market Street   Secretary               Regulatory Administration of
Wilmington, DE 19890                               WTIM since November 2006;
Date of Birth: 1/52        Shall serve at the      Coleman Counsel Per Diem from
                           pleasure of the         November 2005 to November
                           Board and until         2006; Vice President and
                           successor is elected    Senior Counsel of Merrill
                           and qualified;          Lynch & Co., Inc. from 1994
                           Officer since           to 2005.
                           February 2007.
                                                   N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2010 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer & Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS - INSTITUTIONAL, SERVICE AND W SHARES.

WILMINGTON |                                                      MONEY_ANN_6/10
     FUNDS

                                                              FIXED INCOME FUNDS

                                                   ANNUAL REPORT | JUNE 30, 2010

                                                    SHORT/INTERMEDIATE-TERM BOND

                                                               BROAD MARKET BOND

                                                                  MUNICIPAL BOND

                             WILMINGTON | [GRAPHIC]
                                  FUNDS

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WILMINGTON FUNDS -- FIXED INCOME FUNDS

CONTENTS                                                    page
President's Message .......................................   3

Expense Disclosure ........................................  18

Disclosure of Portfolio Holdings ..........................  20

Investments ...............................................  22

Financial Statements ......................................  45

Financial Highlights ......................................  50

Notes to Financial  Statements ............................  56

Report of Independent Registered Public Accounting Firm ...  62

Tax Information ...........................................  63

Trustees and Officers .....................................  64

DESCRIPTIONS OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX is an unmanaged index of all USD-denominated, investment-grade, fixed-rate, taxable fixed income securities. This is the broadest measure of the taxable U.S. fixed income market, including most U.S. Treasury, government agencies, corporate, mortgaged-backed and asset-backed, and international USD-denominated issues. Each issue in the index has at least one year left to maturity and an outstanding par value of $250 million.

BARCLAYS CAPITAL U.S. CORPORATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable fixed income securities issued by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

BARCLAYS CAPITAL U.S. INTERMEDIATE CORPORATE INDEX is the intermediate-term maturity component of the Corporate Index that includes issues with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment- grade, fixed-rate, taxable corporate fixed income securities market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.

BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable fixed income securities registered with the SEC. The index includes bonds from the U.S. Treasury (not including inflation-protected bonds), U.S. government agencies and instrumentalities, as well as corporate or USD-denominated foreign debt guaranteed by the U.S. government, and the Corporate sector with maturities of 1 year or greater.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is the intermediate-term maturity component of the Government/Credit Index that includes issues with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. GOVERNMENT INDEX is an unmanaged index of fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds) and U.S. government agencies and instrumentalities, as well as corporate or USD-denominated foreign debt guaranteed by the U.S. government, with remaining maturity of 1 year or more.

BARCLAYS CAPITAL U.S. GOVERNMENT 1-3 YEAR INDEX is the shorter-term maturity component of the Government Index that includes issues with maturities from 1 year up to (but not including) 3 years.

BARCLAYS CAPITAL U.S. LONG GOVERNMENT INDEX is the longer-term maturity component of the Government Index that includes issues with maturities greater than 10 years.

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
   DESCRIPTIONS OF INDICES -- CONTINUED

BARCLAYS CAPITAL U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of investment-grade municipal bonds with remaining maturities of one year or more.

BARCLAYS CAPITAL U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

BOFA MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

BOFA MERRILL LYNCH 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX tracks the performance of the USD-denominated investment-grade tax exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index tracks securities with a remaining term to final maturity greater than or equal to 1 year and less than 3 years.

BOFA MERRILL LYNCH 12-22 YEAR U.S. MUNICIPAL SECURITIES INDEX measures the performance of the USD-denominated investment-grade, tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Securities included in the index have fixed coupon rates and remaining terms to final maturity equal to or greater than 12 years and less than 22 years. To be included in the index, issues must have current amounts outstanding of at least $10-25 million, depending on the initial term to final maturity.

BOFA MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

MSCI ALL COUNTRY WORLD (NET) EX-US INDEX is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of May 2010, the MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX, BARCLAYS CAPITAL U.S. CORPORATE INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE CORPORATE INDEX, BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX, BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. GOVERNMENT INDEX, BARCLAYS CAPITAL U.S. GOVERNMENT 1-3 YEAR INDEX, BARCLAYS CAPITAL U.S. LONG GOVERNMENT INDEX, BARCLAYS CAPITAL U.S. MUNICIPAL INDEX, AND BARCLAYS CAPITAL U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX (C) BARCLAYS CAPITAL.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

RUSSELL 2000(R)AND RUSSELL 3000(R) ARE TRADEMARKS OF THE FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

      Bonds generally shined during our Fixed Income Funds' fiscal year ended June 30, 2010. The broad market of tax-exempt, investment-grade bonds, measured by the Barclays Capital U.S. Municipal Bond Index, returned 9.6%. The broad market of taxable, investment-grade bonds, measured by the Barclays Capital U.S. Aggregate Index, returned 9.5%. Note that these results have not been adjusted to reflect taxes. On a tax-equivalent basis, the 12-month results of municipal bonds would appear even stronger relative to the results of the broad taxable market.

      Corporate bonds outperformed the other major segments of the taxable and tax-exempt bond markets, as investors grew more confident that the worst of the financial crisis had passed. The Barclays Capital U.S. Intermediate Corporate Index, which tracks the performance of bonds with investment-grade ratings from major ratings agencies, delivered a 12-month total return of 14.2%. Bonds issued by companies with speculative-grade credit ratings fared even better; the Barclays Capital U.S. Corporate High-Yield Index returned 26.8%. Long-term municipal bonds and U.S. Treasuries also booked terrific gains. The BofA Merrill Lynch 12-22 Year U.S. Municipal Securities Index returned 11.3%, while the Barclays Capital U.S. Long Government Index returned 12.2%. The results of short-term municipals and Treasuries were constrained by the low level of interest rates. The BofA Merrill Lynch 1-3 Year U.S. Municipal Securities
Index returned 3.0% and the Barclays Capital U.S. Government 1-3 Year Index returned 2.9%.

      Bond returns were boosted during the period by a decline in longer-term interest rates. (As rates decline, bond issuers affix lower interest or coupon rates to the new bonds they sell, which raises demand for existing bonds with higher coupon rates.) For much of the Funds' fiscal year, the yield of the bellwether 10-Year U.S. Treasury note fluctuated between 3.25% and 3.75%. In the spring, however, doubts began to spread about the vigor of the global economic recovery. Amid increasing talk about the possibility of a new U.S. recession-- and even occasional questions about whether the recession that officially began in December 2007 had ever ended--the yield of the 10-Year Treasury note fell from an early April peak of roughly 4.0% to approximately 3.0% on June 30. Short-term rates, meanwhile, continued to hover near 0%, as the Federal Open Market Committee (FOMC), the policy-setting arm of the Federal Reserve System, maintained the 0.00-0.25% target rate for overnight loans among banks. That policy has now been in place for more than 18 months.

      While the broad-based fiscal year gains of the bond market are encouraging, they mask near-term events that have begun to cast doubt on the sustainability of the unfolding economic recovery. Equity returns for the year-to-date 2010 period ended June 30 are broadly negative, with the large-cap S&P 500 Index returning -6.6%, the small-cap Russell 2000 Index returning -1.9%, and the MSCI All Country World (Net) ex-US Index returning -11.1%.

      In the first half of the fiscal year, risky assets rose as the economic recovery gained traction. Real GDP rose 2% in the third quarter of 2009, and finished the year with a very strong 5.6% gain. The dollar fell steadily during this period, as the government's substantial stimulus programs and low rates drove demand for higher yielding currencies. The potential for asset bubbles, driven by the weak dollar, became a regular topic of discussion as calendar 2009 approached an end. Corporate profits improved and, significantly, began to surpass expectations on the revenue line, signaling a transition to real growth as opposed to cost cutting. Improvements in the labor market remained challenging in 2009, with the market limited to the satisfaction derived from fewer job losses as opposed to actual gains. Forecasts for inflation and the timing of eventual Fed rate hikes were, not surprisingly, varied as 2009 closed. As we entered 2010, our forecast called for moderate growth (GDP Range 2.6%-3.2%) in an environment of restrained inflation (CPI Range 1.5%-2%).

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      The second half of the fiscal year presented a more challenging environment. Early in 2010, the sovereign debt issues impacting Europe surfaced, initially focused on Greece, but with mounting concern for Portugal, Italy, and Spain. The weak dollar quickly reversed course, as investors abandoned the troubled Euro. While the European Union acted decisively to address the issue, the negative fallout has persisted, with fears of contagion not entirely assuaged. International equities have retreated, with the MSCI EAFE (Net) Index of developed international markets returning -13.2% for the 2010 year-to-date period ended June 30. Credit spreads have widened, and U.S. government yields have fallen in a flight to safety. The yield on the 10-year Treasury note fell below the 3% level as the second quarter of 2010 came to a close.

      The sovereign debt issues of Europe proved an unwelcome development in an otherwise improving U.S. economy. Job growth, while still sluggish, finally turned positive in 2010, with an average of 98,000 jobs per month added in the first half of the year. First quarter GDP rose a healthy 3%, with inflation still restrained. If dollar strength persists, the negative impact to U.S. manufacturers may weigh on growth in coming quarters. The U.S. economy also faces the headwinds of expiring government stimulus programs, and an economic response that has simply not been proportional to the level of stimulus provided. The first-time home buyer's federal income tax credit expired on April
30. The impact was immediate, with May new home sales falling to 300,000, the lowest level since the data series was created in 1963. The stimulus programs enacted to drive the economy have produced an enormous deficit that totaled $1.42 trillion, or 10% of GDP in fiscal 2009. This commitment, despite its enormity, yielded growth in hourly earnings that measured just 1.7% at the end of second quarter 2010--not a lot of reflationary return on investment.

      After a reasonably strong start to 2010, the potential for decelerating growth has emerged, with risk at an elevated level. This environment demands a disciplined process to differentiate opportunities and, significantly, to control risks. We look forward to meeting these demands, and thank you for the opportunity to serve on your behalf.

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   PRESIDENT'S MESSAGE -- CONTINUED

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND AND BROAD MARKET BOND FUNDS

      The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund (the "Funds").

      The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income. To do so, the investment adviser applies a disciplined and systematic investment process to actively manage a core portfolio of investment-grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and the Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has the lower interest rate risk exposure and finished the annual period with an effective duration of 3.87 years. The Broad Market Fund had an effective duration of 4.95 years at the same point in time.

      During the fiscal year ended June 30, 2010, the fixed income markets enjoyed a period of relative success. The Barclays Capital U.S. Government/Credit Index gained 9.7% over this time period. This reflected a combination of lower interest rates and declining credit spreads which provided the positive backdrop for the bond market. In many respects this was a surprising outcome. Fears of higher interest rates have been lurking under the surface of the market, sparking many media stories about the impending demise awaiting investors in the bond market. However, the drivers of higher interest rates have not materialized and as the fiscal year ends, these factors appear to be relatively dormant. While we have no assurances that this situation will remain, we are confident that our portfolio management techniques should serve shareholders well in whatever environment materializes.

      Going back 12 months, the markets were in the throes of a major return to risk-bearing assets. The equity markets spawned double digit results as the bull market from the March 9, 2009 lows extended with historic fervor. With equities recovering, bonds would normally be considered a place to avoid but the market bucked expectations as sizeable positive returns became available here as well. The Federal Reserve's "Zero Interest Rate Policy" assured investors that they would get very little return for taking almost no risk. What the policy did not guarantee, of course, was whether you would get any return for actually taking risk. However, the markets answered this with a resounding "yes" as risky assets gained favor and moved to the top of the quarterly leader board.

      Behind much of the momentum of the quarter ending September 2009 were economic statistics that showed an economy that was clearly moving from a downward trajectory towards a more positive direction. The economic recovery began to take hold outside of the United States early on in 2009. Economies in Asia, Germany, France, Brazil and India all found stability and began to turn the corner. For the most part, these countries were not victimized by the dramatic problems in credit which caused major dislocations in the banking system and forced deleveraging. In the United States, the areas where government assistance had been most evident helped to lead the way. The most visible was the "Cash for Clunkers" program which lit a brief fire under auto sales. Sales peaked in August at just over 14 million units annually. The program was fed in part from existing inventories but production needed to be ramped up to meet this demand. This helped to push manufacturing surveys such as the Chicago Purchasing Managers survey up to a peak reading of 50 during the quarter.

      The corporate bond market, both investment-grade and high-yield, followed up their strong performance in the quarter ended June 2009 with an impressive encore in the quarter ended September 2009. Yield spreads between corporate bonds and the Treasury market continued to narrow. Barclays

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

Capital U.S. Corporate Index started the quarter with spreads at an average of 317 bps. By the end of September 2009, this had narrowed by 93 basis points, which enabled this part of the market to post excess returns over similar duration Treasury securities of 556 basis points (5.56%). The big winner in the third quarter was the financial sector which had lagged the tightening moves recorded earlier in the year. Investment-grade financial institutions returned nearly 10% during the quarter according to Barclay Capital. Earnings for the second quarter were generally better than expected in large part due to the profound cost cutting achieved by businesses in the wake of the Lehman Brothers collapse. This provided a strong foundation and helped to remove concerns over systemic risk. The performance in the high-yield market was even more impressive. According to Barclays Capital U.S. Corporate High-Yield Index, the average spread tightened by about 220 basis points which allowed the market to achieve a total return of 12.3% for the quarter.

      Advancing forward to the fourth quarter of 2009, risk taking and the corporate bond market were again right in the center of the action. Excess returns as measured by the Barclays Capital U.S. Corporate Index, totaled 3.1% for the final quarter of the year and finished the year adding 22.7% above the Treasury market. During the early chapters of this credit rally, the financial services industry lagged behind but this shifted during the last half of 2009 as financials led the way. The financial services segment of the above Barclays Capital index returned 12.3% during the second half of 2009 as compared to a little over 8% for both industrial and utility issuers. Even with this strong performance spread levels remain elevated for the financial sector when compared to the other two major sectors. Additional spread tightening is likely as the markets continue to normalize but the momentum in this trade is likely to slow as it will take time for the remaining risks, many of which are centered in loan portfolios, to be fully addressed.

      As 2010 began, the economic recovery continued on its non-traditional path. Between the various components of economic growth, consumer spending and residential investment remained well below their normal contributions to the economic recovery while industrial production and business investment led the way. The weak dollar sparked some of this but depleted inventory levels also accounted for a sizeable portion of the recovery. Economic growth in the fourth quarter of 2009 came in at a very strong 5.6% but 3.8% of this came from inventory accumulation. The ISM (Institute for Supply Management) Manufacturing Survey had been moving up steadily and reached 59.6 in March 2010. A reading above 50 signifies expansion and this index has been above that threshold for most of the fiscal year. The positive role of industrial production was not limited to the United States. Surveys conducted in other countries that are similar to our domestic ISM Manufacturing Survey also pointed towards industrial expansion. Readings at the end of the first quarter of 2010 were 57.0 in China,
60.2 in Germany, and 57.2 in the UK.

      The first quarter of 2010 saw the first instance of problems with sovereign credit. Attention was drawn to the problems in Greece where interest costs for its debt moved higher and concerns built over the long-term health of the Eurozone. These concerns continued to fester during the quarter and U.S. assets came much more into favor. The U.S. Dollar began to rally, particularly against the Euro, changing the dynamics of international and currency trading. Industrial firms that had benefited from a weak U.S. Dollar that enhanced their export businesses were confronted with a rising currency that threatened this advantage. While quarterly corporate earnings again posted overall outstanding results, concerns began to develop over how the shifting international situation would impact future profit levels. Responding to the strong financial performance in the sector, the corporate bond market continued to perform extremely well during the opening three months of 2010. The average spread on the Barclays Capital U.S. Corporate Index declined by 23 basis points to 150 basis points (1.5%). This enabled the index to outperform the Treasury market with 114 bps of excess return. The financial sector led the way with a return of 2.9% as spreads narrowed by 42 basis points.

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      The final quarter of the fiscal year began on a positive note as economic production continued to pace the recovery. The ISM Manufacturing Survey reached a high reading of 60.4 in April. Readings this high were last seen during the peak of the last economic rebound in 2004 and provide context as to how strong this recovery has been within the industrial base. These readings declined slightly during the remainder of the quarter but still remained well within the range normally associated with a strong economic rebound. The domestic consumer seemed to be reacting to this show of strength by beginning to turn more positive towards spending. Retail sales advanced by 2.1% in March and again by 0.6% in April. Auto sales advanced to well over 11 million units annually, a level that was still well below the peaks of the last recovery but headed in the right direction. Evidence suggests part of the recovery in consumer spending attitudes was assisted by the dramatic recovery in equity markets which created a wealth effect supporting consumer spending.

      However, the positive backdrop began to come apart during May. Financial problems continued to boil in Europe and each attempt to solve the problem seemed to gain very little traction. This became quite apparent in early May as the levels of support from the European Central Bank (ECB) for the so-called PIGS, Portugal, Italy, Spain and Greece was raised to (euro)110 billion over the next three years. However, no sooner had this been announced than the credibility of the deal began to fall apart. Finally, over "Mother's Day" weekend, the ECB and the International Monetary Fund (IMF) joined together to put together a (euro)1 trillion package. This particular deal brought the IMF in to play the role of "bad cop" by making it the enforcement arm over the requirement of the offending countries to repair their fiscal imbalances. This was an important breakthrough as the Euro system is made up of a confederation of 16 nation states with no central authority. The IMF would now play this role to police the need for fiscal austerity. While this helped to solve one major issue, the crisis continued to evolve over the rest of the quarter. Headlines have focused on sovereign default risk but the bigger issue below the surface deals with the ability of the European banking system to withstand the crisis. The Eurozone banking system is heavily exposed to the debts of the various countries and so a default in one country could quickly destabilize banks in another which could destabilize banks elsewhere in the system, and a downward spiral would be underway.

      As events unfolded in Europe, the markets again rushed to find safety in the U.S. Treasury market. For the 10-Year Treasury Note, yield levels gave way and the market dipped below the 3% yield level as we reached the end of the fiscal year on June 30, 2010. Over the 12 month period, 10-Year Treasury Notes gave up 57 basis points of yield to finish the period at 2.95%.

      Under these challenging circumstances, both Funds performed well adding value for shareholders over the year ended June 30, 2010.

WILMINGTON SHORT/INTERMEDIATE FUND

      The Institutional Shares of the Short/Intermediate Fund performed well over the year ended June 30, 2010 with a total return of 8.34%. The total return slightly exceeded the benchmark, Barclays Capital U.S. Intermediate Government/Credit Index, which had a total return of 8.29% over the same period. The Short/Intermediate Fund's performance trailed its Lipper Short/Intermediate Investment Grade Debt Funds universe and placed in the 61st percentile out of 150 funds for the one-year period. Over longer-term periods, the Fund continues to show excellent results finishing in the 5th percentile out of 140 funds for the three-year period, in the 4th percentile out of 130 funds for the five-year period, and in the 3rd percentile out of 72 funds for the ten-year period, based on total returns as of June 30, 2010.

      The primary challenge in managing the portfolio during the recent period has been reversing our positioning favoring lower credit risk exposure and moving towards adding credit risk. This is a process that began around December 2009 and continued in earnest during the most recent six months. Looking

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

back to December 31, 2008, the portfolio had 42.1% of its assets exposed to the corporate bond market. By June 30, 2009 this exposure had been increased to 47.6% and by the end of the semi-annual period on December 31, 2009 this exposure had reached 52.8%. Efforts to add to the credit risk exposure are also shown in our allocations to BBB rated and below securities. At the start of the fiscal year, this amounted to 22.5% of the portfolio. By the end of December 2009, this allocation was up to 31.3%. These efforts continued during 2010. The allocation to the corporate bond market remained near 52% while the percent of the portfolio invested in securities rated BBB and below moved higher to 35.8%.

      Performance against our benchmark has been very successful but we were not as successful against our Lipper peer group during the past 12 months. This largely reflects events that have transpired with our peers and does not reflect any change in our portfolio management techniques. During the heart of the credit crisis in 2008 and early 2009, many of our peer funds were hurt by their holdings of higher risk assets such as ABS (Asset Backed Securities) Residential Mortgages or high-yield securities. Markets for these securities became very illiquid and pricing was likely done on a very conservative basis. As a result, peer funds were not able to sell these instruments and wound up holding them into 2009 when risky assets returned to favor and performance picked up considerably. Having avoided these credit exposures, we did not experience the boomerang effects that pushed up peer group performance during the past fiscal year. Many of these assets, particularly ABS Residential Mortgage securities, performed well in 2009 but they may also contain embedded losses that will never be recovered. Peer funds achieved short-term benefits but will be limited over the longer run. This is confirmed by our longer-term peer group performance which remains very strong.

      The following graph and performance table compares the Short/Intermediate Fund, with that of the Barclays Capital U.S. Intermediate Government/Credit Index and the BofA Merrill Lynch 1-10 Year U.S. Treasury Index.

                        SHORT/INTERMEDIATE-TERM BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                                          Barclays U.S.               BofA
                         Short/           Intermediate              Merrill
                   Intermediate-Term       Government            1-10 Year U.S.
                       Bond Fund          Credit Index           Treasury Index
     6/30/00            $10,000             $10,000                 $10,000
     6/30/01             11,021              11,105                  10,990
     6/30/02             11,801              12,013                  11,871
     6/30/03             13,063              13,313                  12,831
     6/30/04             13,034              13,306                  12,780
     6/30/05             13,621              13,941                  13,257
     6/30/06             13,587              13,916                  13,254
     6/30/07             14,372              14,718                  13,953
     6/30/08             15,328              15,803                  15,310
     6/30/09             16,627              16,636                  16,247
     6/30/10             18,013              18,015                  17,189

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

                       SHORT/INTERMEDIATE-TERM BOND FUND

                                                Average Annual Total Returns
                                          ------------------------------------------
                                                                           SINCE
                                          1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                          ------   -------   --------   ------------
Short/Intermediate-Term Bond Fund
    --  Institutional Shares               8.34%    5.75%      6.06%        NA
    --  A Shares (with sales charge)(2)    5.96%    5.06%        NA       4.33%
    --  A Shares at NAV                    8.11%    5.50%        NA       4.65%
Barclays Capital U.S. Intermediate
    Government/Credit Index                8.29%    5.26%      6.06%      4.79%
BofA Merrill Lynch 1-10 Year
    U.S. Treasury Index                    5.80%    5.33%      5.57%      4.63%

----------

FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.61%, A SHARES - 0.86%

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2009, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON OCTOBER 7, 2003. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2010. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH JUNE 30, 2010.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON BROAD MARKET BOND FUND

      The Institutional Shares of the Broad Market Bond Fund performed well over the year ended June 30, 2010 with a total return of 10.96%. The total return exceeded the benchmark, Barclays Capital U.S. Government/Credit Index, which had a total return of 9.65% over the same period. The Broad Market Bond Fund trailed its Lipper Intermediate Investment Grade Debt Funds universe by placing in the 70th percentile out of 559 funds for the one-year period. Looking back over longer periods, the performance against our peer group is quite strong finishing in the 22nd percentile out of 474 funds for the three-year period, in the 20th percentile out of 392 funds for the five-year period, and in the 23rd percentile out of 234 funds for the ten-year period, based on total returns as of June 30, 2010.

      The primary challenge in managing the portfolio during the recent period has been reversing our positioning favoring lower credit risk exposure and moving towards adding credit risk. This is a process that began around December 2009 and continued in earnest during the most recent six months. Looking back to December 31, 2008, the portfolio had 44.7% of its assets exposed to the corporate bond market. By June 30, 2009 this exposure had been increased to 60.8% and by the end of the semi-annual period on December 31, 2009 this exposure had reached 66.4%. Efforts to add to the credit risk exposure are also shown in our allocations to BBB rated and below securities. At the start of the fiscal year, this amounted to 32.4% of the portfolio. By the end of December 2009, this allocation was up to 41.2%. These efforts continued during 2010. While the allocation to the corporate bond market dipped to 62.5%, the percent of the portfolio invested in securities rated BBB and below moved slightly higher to 44.9%.

      Performance against our benchmark has been very successful but we were not as successful against our peer group during the past 12 months. This largely reflects events that have transpired with our peers and does not reflect any change in our portfolio management techniques. During the heart of the credit crisis in 2008 and early 2009, many of our peer funds were hurt by their holdings of higher risk assets such as ABS Residential Mortgages or high-yield securities. Markets for these securities became very illiquid and pricing was likely done on a very conservative basis. As a result, peer funds were not able to sell these instruments and wound up holding them into 2009 when risky assets returned to favor and performance picked up considerably. Having avoided these credit exposures, we did not experience the boomerang effects that pushed up peer group performance. Many of these assets, particularly ABS Residential Mortgage securities, performed well in 2009 but they may also contain embedded losses that will never be recovered. Peer funds achieved short-term benefits but will be limited over the longer run. This is confirmed by our longer-term peer group performance which remains very strong.

      The following graph and performance table compares the performance of the Broad Market Fund, with that of the Barclays Capital U.S. Government/Credit Index and the BofA Merrill Lynch U.S. Treasury Master Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

                             BROAD MARKET BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                                                          BofA Merrill
                                        Barclays U.S.      Lynch U.S.
                      Broad Market      Government/      Treasury Master
                       Bond Fund        Credit Index          Index
          6/30/00       $10,000           $10,000            $10,000
          6/30/01        11,011            11,115             10,976
          6/30/02        11,786            12,031             11,900
          6/30/03        13,291            13,613             13,284
          6/30/04        13,141            13,516             13,087
          6/30/05        14,034            14,498             13,998
          6/30/06        13,859            14,278             13,781
          6/30/07        14,755            15,135             14,533
          6/30/08        15,644            16,230             16,037
          6/30/09        16,826            17,083             17,082
          6/30/10        18,670            18,732             18,228


                             BROAD MARKET BOND FUND

                                               Average Annual Total Returns
                                          ------------------------------------------
                                                                          SINCE
                                          1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                          ------   -------   --------   ------------
Broad Market Bond Fund
    --  Institutional Shares              10.96%    5.87%     6.44%         NA
    --  A Shares (with sales charge)(2)    8.49%      NA        NA        5.97%
    --  A Shares at NAV                   10.68%      NA        NA        6.45%
Barclays Capital U.S.
    Government/Credit Index                9.65%    5.26%     6.48%       5.95%
BofA Merrill Lynch U.S.
    Treasury Master Index                  6.71%    5.42%     6.19%       6.13%

----------

FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.72%, A SHARES - 0.97%

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2010, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2010. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2010.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MUNICIPAL BOND FUND

      The Wilmington Municipal Bond Fund (the "Fund") is an intermediate, high quality Fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 5 to 10 year range.

      On June 30, 2010, the Fund had an average effective maturity of 5.29 years, a duration of 5.65 years, and an average coupon of 4.85%, versus the target Barclays Capital Short/Intermediate Municipal Index, which had an average effective maturity of 4.12 years, a duration of 3.87 years and an average coupon of 4.98%.

      Performance for the Fund for the annual period ending June 30, 2010 was 8.84%, versus the Lipper Intermediate Municipal Debt Funds peer group of 8.02% and the Barclays Capital U.S. Short/Intermediate Municipal Index of 6.13%. The Fund placed in the 28th percentile out of 150 funds within its Lipper Intermediate Investment Grade Debt Funds universe for the one-year period. Over the trailing three- and five-year periods, the Fund's performance against its Lipper peer group was even stronger with the Fund finishing in the 20th percentile out of 136 and the 22nd percentile out of 118 funds, respectively. For the trailing ten-year period the Fund didn't fare as well and placed in the 59th percentile out of 73 funds based on total returns as of June 30, 2010.

      During the trailing year, the municipal market was subject to violent swings with an overall theme of lower rates and lower risk premiums.

      The theme for the first three months of the fiscal year was greed replacing fear as retail investors sought higher returns wherever available. The period started in July 2009 with retail investors moving from money market funds paying essentially zero into short municipal bonds and mutual funds. As the

                      MMD AAA-rated Municipal Yield Curves

                                  [LINE GRAPH]

         6/30/2010   6/30/2009   CHANGE
1 Yr.         0.30        0.57    -0.27
2 YR.         0.50        0.94    -0.44
3 YR.         0.86        1.23    -0.37
4 YR.         1.22        1.67    -0.45
5 YR.         1.58        2.07    -0.49
6 YR.         1.98        2.34    -0.36
7 YR.         2.26        2.60    -0.34
8 YR.         2.44        2.86    -0.42
9 YR.         2.64        3.06    -0.42
10 YR.        2.81        3.23    -0.42
11 YR.        2.94        3.41    -0.47
12 YR.        3.07        3.53    -0.46
13 YR.        3.19        3.64    -0.45
14 YR.        3.29        3.74    -0.45
15 YR.        3.39        3.83    -0.44
16 YR.        3.48        3.91    -0.43
17 YR.        3.55        3.99    -0.44
18 YR.        3.62        4.08    -0.46
19 YR.        3.69        4.17    -0.48
20 YR.        3.76        4.26    -0.50
21 YR.        3.83        4.35    -0.52
22 YR.        3.89        4.44    -0.55
23 YR.        3.94        4.52    -0.58
24 YR.        3.97        4.57    -0.60
25 YR.        3.99        4.59    -0.60
26 YR.        4.00        4.61    -0.61
27 YR.        4.01        4.63    -0.62
28 YR.        4.02        4.64    -0.62
29 YR.        4.03        4.65    -0.62
30 YR.        4.05        4.66    -0.61

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

inflow of this cash drove yields down, investors then moved farther out the maturity spectrum into intermediate funds and then finally into long funds. The final shift was going down the quality spectrum into lower quality investment-grade and high-yield municipal bond funds. Further compounding the problem was a lack of new supply as roughly one-third of the new municipal bond deals were coming as taxable "Build America Bonds." With 20-year municipal bond yields at 40+ year lows, as measured by the Bond Buyer, it was fairly obvious that a strong last half for the period was highly unlikely unless taxable bond rates plunged from their current low levels to facilitate the move.

      The next three months had rationality returning as a selloff in longer maturity municipal bonds followed the overzealous rally during the first three months. Bonds maturing within 5 years rallied during the 4th quarter of 2009 while prices fell for Aaa-rated bonds maturing past 6 years. The selloff trend was partially offset for longer bonds as tighter spreads in select A- and Baa-rated securities offset the increase in rates.

      The behavior of the previous quarter was short-lived as municipal bonds rallied strongly again during January and February on limited supply and the re-emergence of retail buyers. March is typically known as the killer of 1st Quarter municipal bond rallies and 2010 continued this long history as the market sold off strongly during March.

      The municipal market then switched focus yet again and experienced a steady, across the board drop in yields for the last three months of the fiscal year as the threat of a slowing economy helped reverse the March selloff. The drop in yields for municipal bonds was not a parallel move as intermediate maturities (6 to 12 years) outperformed both the short (3 to 5 years) and long portions (15+ years) of the curve. Only bonds maturing within two years kept pace with the rally in intermediate bonds.

      As is typical during a flight to quality bull market, municipal bonds underperformed the U.S. Treasury market. This flight to quality did not materialize in the municipal market, although the spread tightening between A and Aaa-rated municipal bonds that was evident for most of first nine months did abate, but not reverse, during the last 3 months of the period. Double-dip fears and negative news stories kept retail investors from reaching for yield in lower-rated investment grade and longer maturity instruments.

      The following graph and performance table compares the Municipal Bond Fund with that of the Barclays Capital U.S. Short/Intermediate Municipal Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

                              MUNICIPAL BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                                              Barclays U.S.
                        Municipal          Short/Intermediate
                        Bond Fund            Municipal Index
         6/30/00         $10,000                 $10,000
         6/30/01          10,794                  10,834
         6/30/02          11,433                  11,545
         6/30/03          12,205                  12,338
         6/30/04          12,127                  12,402
         6/30/05          12,680                  12,965
         6/30/06          12,737                  13,034
         6/30/07          13,266                  13,561
         6/30/08          13,808                  14,300
         6/30/09          14,260                  15,226
         6/30/10          15,521                  16,159


                              MUNICIPAL BOND FUND

                                               Average Annual Total Returns
                                          ------------------------------------------
                                                                            SINCE
                                          1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                          ------   -------   --------   ------------
Municipal Bond Fund
    --  Institutional Shares               8.84%    4.13%     4.49%         NA
    --  A Shares (with sales charge)(2)    6.38%      NA        NA        3.86%
    --  A Shares at NAV                    8.57%      NA        NA        4.32%
Barclays Capital U.S.
    Short/Intermediate
    Municipal Index                        6.13%    4.50%     4.92%       4.95%

----------

FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.63%, A SHARES - 0.88%

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2010, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 2.00% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2010. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDEX ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2010.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                           Sincerely,

                                           /s/ John J. Kelley

                                           John J. Kelley
                                           President

July 23, 2010

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  EXPENSE DISCLOSURE -- CONTINUED

FOR THE PERIOD JANUARY 1, 2010 TO JUNE 30, 2010

EXPENSE TABLES

                                               BEGINNING     ENDING                 EXPENSES
                                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                 VALUE       VALUE      EXPENSE      DURING
                                                1/1/10      6/30/10      RATIO       PERIOD
                                               ---------   ---------   ----------   --------
SHORT/INTERMEDIATE-TERM BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return .........................   $1,000.00   $1,044.20      0.58%      $2.93
Hypothetical 5% Return Before Expenses .....    1,000.00    1,021.89      0.58        2.90

SHORT/INTERMEDIATE-TERM BOND FUND
-- A SHARES
Actual Fund Return .........................   $1,000.00   $1,043.10      0.83%      $4.20
Hypothetical 5% Return Before Expenses .....    1,000.00    1,020.63      0.83        4.16

BROAD MARKET BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return .........................   $1,000.00   $1,053.00      0.71%      $3.62
Hypothetical 5% Return Before Expenses .....    1,000.00    1,021.22      0.71        3.57

BROAD MARKET BOND FUND
-- A SHARES
Actual Fund Return .........................   $1,000.00   $1,051.70      0.96%      $4.88
Hypothetical 5% Return Before Expenses .....    1,000.00    1,019.97      0.96        4.82

MUNICIPAL BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return .........................   $1,000.00   $1,037.60      0.61%      $3.08
Hypothetical 5% Return Before Expenses .....    1,000.00    1,021.77      0.61        3.06

MUNICIPAL BOND FUND
-- A SHARES
Actual Fund Return .........................   $1,000.00   $1,036.30      0.86%      $4.34
Hypothetical 5% Return Before Expenses .....    1,000.00    1,020.53      0.86        4.31

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2010

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

SHORT/INTERMEDIATE-TERM BOND FUND

                   Sector

Corporate Bonds .......................    52.1%
U.S. Treasury Obligations .............    22.0%
U.S. Agency Obligations ...............    15.5%
Mortgage-Backed Securities ............     3.5%
Municipal Bonds .......................     0.8%
Short-Term Investments ................     6.1%
                                          -----
                                          100.0%
                                          =====

                  Quality(1)

Treasury ..............................    22.0%
Agency ................................    15.5%
AAA ...................................     9.6%
AA ....................................     4.9%
A .....................................    12.2%
BBB ...................................    31.7%
BB ....................................     3.0%
B .....................................     1.1%
                                          -----
                                          100.0%
                                          =====

BROAD MARKET BOND FUND

                  Sector

Corporate Bonds .......................    62.5%
U.S. Treasury Obligations .............    14.8%
U.S. Agency Obligations ...............    13.6%
Mortgage-Backed Securities ............     4.7%
Municipal Bonds .......................     1.0%
Preferred Stock .......................     0.4%
Short-Term Investments ................     3.0%
                                          -----
                                          100.0%
                                          =====

                 Quality(1)

Treasury ..............................    14.8%
Agency ................................    13.6%
AAA ...................................     7.7%
AA ....................................     4.2%
A .....................................    14.8%
BBB ...................................    39.6%
BB ....................................     3.3%
B .....................................     1.6%
Other .................................     0.4%
                                          -----
                                          100.0%
                                          =====

(1)   Ratings shown are unaudited.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED

MUNICIPAL BOND FUND

                    States

Municipal Bonds
  California ..........................    20.5%
  Texas ...............................    10.7%
  Illinois ............................     8.3%
  Alabama .............................     7.7%
  Pennsylvania ........................     6.7%
  Washington ..........................     5.5%
  New Jersey ..........................     3.5%
  New York ............................     3.5%
  Ohio ................................     3.5%
  Colorado ............................     3.2%
  Indiana .............................     3.1%
  Other ...............................    19.4%
Short-Term Investments ................     4.4%
                                          -----
                                          100.0%
                                          =====

                   Quality(1)

AAA ...................................     7.8%
AA ....................................    23.1%
A .....................................    45.0%
BBB ...................................    21.3%
Other .................................     2.8%
                                          -----
                                          100.0%
                                          =====

(1)   Ratings shown are unaudited.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
  INVESTMENTS / JUNE 30, 2010

  (Showing Percentage of Net Assets)

                                                             MOODY'S/S&P  PRINCIPAL   FAIR VALUE
                                                              RATINGS+      AMOUNT     (NOTE 2)
                                                             -----------  ----------  -----------
CORPORATE BONDS -- 51.7%
   CONSUMER DISCRETIONARY -- 5.9%
     Anheuser-Busch InBev Worldwide, Inc. 144A,
        2.50%, 03/26/13@ ..................................  Baa2, BBB+   $1,200,000  $ 1,214,226
     Anheuser-Busch InBev Worldwide, Inc. 144A,
        7.75%, 01/15/19@ ..................................  Baa2, BBB+    2,000,000    2,427,524
     Comcast Cable Communications Holdings, Inc.,
        8.38%, 03/15/13 ...................................  Baa1, BBB+    1,765,000    2,043,813
     Comcast Corp., 5.70%, 07/01/19 .......................  Baa1, BBB+    1,100,000    1,209,217
     NBC Universal, Inc. 144A,
        3.65%, 04/30/15@ ..................................  Baa2, BBB+    1,000,000    1,022,600
     Royal Caribbean Cruises Ltd.,
        7.00%, 06/15/13 ...................................   Ba1, BB-     1,200,000    1,194,000
     Time Warner Entertainment Co., LP,
        8.88%, 10/01/12 ...................................   Baa2, BBB    1,185,000    1,353,493
     Time Warner Entertainment Co., LP,
        8.38%, 03/15/23 ...................................   Baa2, BBB      175,000      224,369
                                                                                      -----------
                                                                                       10,689,242
                                                                                      -----------

   CONSUMER STAPLES -- 0.9%
     Grupo Bimbo S.A.B De CV 144A,
        4.88%, 06/30/20@ ..................................   Baa2, BBB      750,000      756,013
     Kraft Foods, Inc., 6.13%, 02/01/18 ...................  Baa2, BBB-      800,000      907,918
                                                                                      -----------
                                                                                        1,663,931
                                                                                      -----------

   ENERGY -- 7.0%
     Chesapeake Energy Corp., 9.50%, 02/15/15 .............    Ba3, BB       625,000      690,625
     ConocoPhillips, 9.38%, 02/15/11 ......................     A1, A        750,000      785,900
     Consol Energy, Inc. 144A, 8.00%, 04/01/17@ ...........     B1, BB       625,000      645,313
     Duke Energy Corp., 6.30%, 02/01/14 ...................  Baa2, BBB+    1,120,000    1,260,569
     Kinder Morgan Energy Partners LP,
        7.13%, 03/15/12 ...................................   Baa2, BBB    2,250,000    2,418,545
     Sunoco, Inc., 9.63%, 04/15/15 ........................  Baa3, BBB-    1,200,000    1,422,367
     Transocean, Inc., 5.25%, 03/15/13(1) .................  Baa2, BBB+      750,000      705,518
     Valero Energy Corp., 4.75%, 04/01/14 .................   Baa3, BBB    1,845,000    1,947,552
     Weatherford International Ltd., 5.15%, 03/15/13 ......   Baa1, BBB      450,000      471,423
     XTO Energy, Inc., 5.90%, 08/01/12 ....................   Baa2, AAA    2,250,000    2,458,885
                                                                                      -----------
                                                                                       12,806,697
                                                                                      -----------

   FINANCIALS -- 15.1%
     American Express Centurion Bank,
        5.95%, 06/12/17 ...................................   A2, BBB+       770,000      839,524
     American Express Co., 4.88%, 07/15/13 ................   A2, BBB+     1,500,000    1,601,541
     American Honda Finance Corp. 144A,
        4.63%, 04/02/13@ ..................................    A1, A+      1,500,000    1,606,662
     Bank of America Corp., 5.25%, 12/01/15 ...............    A3, A-      1,000,000    1,020,696

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                             MOODY'S/S&P  PRINCIPAL   FAIR VALUE
                                                              RATINGS+      AMOUNT     (NOTE 2)
                                                             -----------  ----------  -----------
CORPORATE BONDS -- (CONTINUED)
   FINANCIALS -- (CONTINUED)
     Bank of New York Mellon Corp. (The),
        4.95%, 11/01/12 ...................................   Aa2, AA-    $  900,000  $   974,605
     Bank One Corp., 8.00%, 04/29/27 ......................    Aa3, A        265,000      326,720
     BlackRock, Inc., 5.00%, 12/10/19 .....................    A1, A+      1,400,000    1,488,019
     BP Capital Markets PLC, 5.25%, 11/07/13(1) ...........    Aa1, A        300,000      275,777
     Devon Financing Corp., 6.88%, 09/30/11 ...............  Baa1, BBB+    1,465,000    1,564,129
     Ford Motor Credit Co., LLC, 7.25%, 10/25/11 ..........    B3, B-      1,350,000    1,386,815
     General Electric Capital Corp., 1.38%, 05/22/13++ ....   Aa2, AA+     1,125,000    1,109,070
     General Electric Capital Corp., 3.75%, 11/14/14(1) ...   Aa2, AA+     1,000,000    1,022,983
     General Electric Capital Corp., 5.63%, 05/01/18 ......   Aa2, AA+     1,000,000    1,062,714
     Hartford Finance Services Group, Inc.,
        6.30%, 03/15/18 ...................................   Baa3, BBB      750,000      777,068
     John Deere Capital Corp., 4.90%, 09/09/13 ............     NR, A        900,000      984,578
     JPMorgan Chase & Co., 4.65%, 06/01/14 ................    Aa3, A+     1,250,000    1,332,845
     MetLife, Inc., 5.00%, 06/15/15 .......................    A3, A-        730,000      780,277
     Morgan Stanley, 4.75%, 04/01/14 ......................    A1, A-      1,750,000    1,753,003
     Prudential Financial, Inc., 3.88%, 01/14/15 ..........    Baa2, A     1,200,000    1,208,537
     Simon Property Group LP, 5.75%, 12/01/15 .............    A3, A-      1,000,000    1,099,358
     SLM Corp., 4.50%, 07/26/10 ...........................  Baa1, BBB-      900,000      901,871
     Textron Financial Corp., 5.13%, 02/03/11 .............   Baa3, BB+    1,550,000    1,566,459
     Wachovia Corp., 7.57%, 08/01/26++ ....................    A1, AA-       175,000      198,783
     Wells Fargo & Co., 5.13%, 09/01/12 ...................    A2, AA-       348,000      369,107
     Wells Fargo Financial, Inc., 5.50%, 08/01/12 .........   Aa1, AA-       615,000      651,563
     Westpac Banking Corp., 4.88%, 11/19/19 ...............    NR, AA      1,500,000    1,549,146
                                                                                      -----------
                                                                                       27,451,850
                                                                                      -----------
   HEALTH CARE -- 1.5%
     Roche Holdings, Inc. 144A, 4.50%, 03/01/12@ ..........    A2, AA-     2,000,000    2,106,052
     United Health Group, Inc., 6.00%, 06/15/17 ...........   Baa1, A-       500,000      549,026
                                                                                      -----------
                                                                                        2,655,078
                                                                                      -----------
   INDUSTRIALS -- 6.8%
     Allied Waste North America, Inc., 6.38%, 04/15/11 ....   Baa3, BBB      500,000      516,795
     Allied Waste North America, Inc., 6.88%, 06/01/17 ....   Baa3, BBB      600,000      654,000
     CSX Corp., 7.90%, 05/01/17 ...........................  Baa3, BBB-      685,000      839,761
     GATX Corp., 8.75%, 05/15/14 ..........................  Baa1, BBB+    1,250,000    1,472,528
     General Electric Co., 5.00%, 02/01/13 ................   Aa2, AA+       875,000      938,311
     Ingersoll-Rand Co., 6.00%, 08/15/13 ..................  Baa1, BBB+    1,000,000    1,111,758
     Ingersoll-Rand Co., 6.02%, 02/15/28 ..................  Baa1, BBB+    2,015,000    2,212,341
     L-3 Communication Corp., 4.75%, 07/15/20 .............  Baa3, BBB-    1,250,000    1,259,610
     Textron, Inc., 6.20%, 03/15/15 .......................  Baa3, BBB-    1,500,000    1,614,455
     The Boeing Co., 5.00%, 03/15/14 ......................     A2, A        500,000      556,236
     Tyco Electronics Group SA, 6.00%, 10/01/12 ...........  Baa2, BBB-    1,150,000    1,241,888
                                                                                      -----------
                                                                                       12,417,683
                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                             MOODY'S/S&P  PRINCIPAL   FAIR VALUE
                                                              RATINGS+      AMOUNT     (NOTE 2)
                                                             -----------  ----------  -----------
CORPORATE BONDS -- (CONTINUED)
   INFORMATION TECHNOLOGY -- 1.6%
     Cisco Systems, Inc., 5.50%, 02/22/16 .................    A1, A+     $  800,000  $   921,595
     Electronic Data Systems LLC, 6.00%, 08/01/13 .........    A2, A       1,750,000    1,973,207
                                                                                      -----------
                                                                                        2,894,802
                                                                                      -----------
   MATERIALS -- 3.8%
     Alcoa, Inc., 6.00%, 07/15/13(1) ......................  Baa3, BBB-    1,251,000    1,317,534
     Alcoa, Inc., 5.72%, 02/23/19 .........................  Baa3, BBB-    1,100,000    1,047,387
     Dow Chemical Co. (The), 4.85%, 08/15/12 ..............  Baa3, BBB-    2,000,000    2,109,710
     Vulcan Materials Co., 1.79%, 12/15/10++ ..............  Baa2, BBB     2,500,000    2,506,593
                                                                                      -----------
                                                                                        6,981,224
                                                                                      -----------
   TELECOMMUNICATION SERVICES -- 2.4%
     AT&T, Inc., 5.10%, 09/15/14 ..........................     A2, A        875,000      970,674
     Qwest Corp., 8.88%, 03/15/12 .........................   Ba1, BBB-    1,250,000    1,340,625
     Verizon New Jersey, Inc., 5.88%, 01/17/12 ............    Baa1, A     1,200,000    1,272,156
     Verizon Wireless Capital LLC, 5.25%, 02/01/12 ........     A2, A        750,000      795,011
                                                                                      -----------
                                                                                        4,378,466
                                                                                      -----------
   UTILITIES -- 6.7%
     CMS Energy Corp., 6.55%, 07/17/17 ....................   Ba1, BBB-      625,000      631,877
     Detroit Edison Co. (The), 5.60%, 06/15/18 ............   Baa2, BBB      950,000    1,045,533
     Exelon Generation Co. LLC, 6.20%, 10/01/17 ...........    A3, BBB     1,500,000    1,705,155
     Florida Power & Light Co., 5.55%, 11/01/17 ...........    Aa3, A        500,000      572,494
     Illinois Power Co., 9.75%, 11/15/18 ..................   Baa1, BBB    1,800,000    2,363,193
     Nevada Power Co., 8.25%, 06/01/11 ....................   Baa3, BBB    2,300,000    2,434,959
     Oklahoma Gas & Electric Co., 6.65%, 07/15/27 .........   A2, BBB+       440,000      499,986
     PECO Energy Corp., 4.75%, 10/01/12 ...................    A2, A-      2,000,000    2,141,408
     Southern California Edison Corp., 5.00%, 01/15/16 ....   A3, BBB+       654,000      729,122
                                                                                      -----------
                                                                                       12,123,727
                                                                                      -----------
     TOTAL CORPORATE BONDS (COST $89,458,533) ......................................   94,062,700
                                                                                      -----------

MUNICIPAL BONDS -- 0.8%
   NEW JERSEY -- 0.8%
     New Jersey Economic Dev. Auth.,
        1.48%, 06/15/13++ .................................   Aa3, AA-     1,500,000    1,497,750
                                                                                      -----------
     TOTAL MUNICIPAL BONDS (COST $1,500,000) .......................................    1,497,750
                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                          PRINCIPAL   FAIR VALUE
                                                                            AMOUNT     (NOTE 2)
                                                                          ----------  -----------
MORTGAGE-BACKED SECURITIES -- 3.5%
     Federal Home Loan Mortgage Corporation Notes, 2751 VT,
        6.00%, 02/15/34 ................................................  $    7,633  $     7,517
     Federal Home Loan Mortgage Corporation Notes, 3159 PB,
        6.00%, 01/15/29 ................................................   1,100,000    1,111,659
     Federal Home Loan Mortgage Corporation Notes, Pool B19228,
        4.50%, 04/01/20 ................................................     256,855      273,417
     Federal Home Loan Mortgage Corporation Notes, Pool E00530,
        6.00%, 01/01/13 ................................................      17,230       18,185
     Federal Home Loan Mortgage Corporation Notes, Pool G01625,
        5.00%, 11/01/33 ................................................     361,980      384,788
     Federal Home Loan Mortgage Corporation Notes, Pool G02390,
        6.00%, 09/01/36 ................................................     222,337      241,875
     Federal Home Loan Mortgage Corporation Notes, Pool G08097,
        6.50%, 11/01/35 ................................................     150,323      165,623
     Federal Home Loan Mortgage Corporation Notes, Pool G08193,
        6.00%, 04/01/37 ................................................     467,260      508,029
     Federal Home Loan Mortgage Corporation Notes, Pool M80842,
        3.50%, 08/01/10 ................................................     592,136      594,206
     Federal National Mortgage Association Notes, 2005-29 WC,
        4.75%, 04/25/35 ................................................     308,031      332,340
     Federal National Mortgage Association Notes, 2005-97 LB,
        5.00%, 11/25/35 ................................................     696,706      707,771
     Federal National Mortgage Association Notes, Pool 254833,
        4.50%, 08/01/18 ................................................     120,828      129,054
     Federal National Mortgage Association Notes, Pool 256639,
        5.00%, 02/01/27 ................................................     464,916      494,477
     Federal National Mortgage Association Notes, Pool 256752,
        6.00%, 06/01/27 ................................................     247,005      269,541
     Federal National Mortgage Association Notes, Pool 257007,
        6.00%, 12/01/27 ................................................     522,164      569,805
     Federal National Mortgage Association Notes, Pool 612514,
        2.59%, 05/01/33++ ..............................................     139,082      144,090
     Federal National Mortgage Association Notes, Pool 629603,
        5.50%, 02/01/17 ................................................     108,881      117,872
     Federal National Mortgage Association Notes, Pool 688996,
        8.00%, 11/01/24 ................................................      28,836       33,147
     Federal National Mortgage Association Notes, Pool 745412,
        5.50%, 12/01/35 ................................................     246,136      264,534
                                                                                      -----------
     TOTAL MORTGAGE-BACKED SECURITIES (COST $6,029,424).............................    6,367,930
                                                                                      -----------

U.S. AGENCY OBLIGATIONS -- 15.3%
   FEDERAL HOME LOAN BANKS NOTES -- 3.9%
     Federal Home Loan Banks Notes, 4.50%, 09/16/13 ....................   1,200,000    1,319,525
     Federal Home Loan Banks Notes, 5.50%, 08/13/14(1) .................   2,000,000    2,305,494
     Federal Home Loan Banks Notes, 4.88%, 05/17/17 ....................   3,000,000    3,416,745
                                                                                      -----------
                                                                                        7,041,764
                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                           PRINCIPAL  FAIR VALUE
                                                                            AMOUNT     (NOTE 2)
                                                                          ----------  -----------
U.S. AGENCY OBLIGATIONS -- (CONTINUED)
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.9%
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 ......  $1,315,000  $ 1,458,217
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 ......   6,500,000    7,463,150
                                                                                      -----------
                                                                                        8,921,367
                                                                                      -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.5%
    Federal National Mortgage Association Notes, 5.00%, 10/15/11 .......   1,250,000    1,321,469
    Federal National Mortgage Association Notes, 1.00%, 11/23/11 .......   2,500,000    2,515,542
    Federal National Mortgage Association Notes, 1.80%, 03/15/13 .......   2,000,000    2,015,498
    Federal National Mortgage Association Notes, 4.13%, 04/15/14 .......   3,985,000    4,351,596
    Federal National Mortgage Association Notes, 5.00%, 05/11/17 .......   1,500,000    1,711,359
                                                                                      -----------
                                                                                       11,915,464
                                                                                      -----------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $25,620,430) ...............................   27,878,595
                                                                                      -----------

U.S. TREASURY NOTES -- 21.7%
    U.S. Treasury Notes, 1.50%, 07/15/12 ...............................   1,500,000    1,527,304
    U.S. Treasury Notes, 4.25%, 11/15/14 ...............................   1,300,000    1,447,774
    U.S. Treasury Notes, 4.13%, 05/15/15 ...............................   2,420,000    2,688,659
    U.S. Treasury Notes, 4.25%, 08/15/15 ...............................   2,000,000    2,236,406
    U.S. Treasury Notes, 4.50%, 02/15/16 ...............................   2,000,000    2,263,594
    U.S. Treasury Notes, 2.63%, 04/30/16 ...............................   6,000,000    6,165,000
    U.S. Treasury Notes, 4.75%, 08/15/17 ...............................   9,000,000   10,405,548
    U.S. Treasury Notes, 4.25%, 11/15/17 ...............................   3,000,000    3,370,077
    U.S. Treasury Notes, 4.00%, 08/15/18 ...............................   2,000,000    2,199,844
    U.S. Treasury Notes, 2.75%, 02/15/19 ...............................     500,000      498,125
    U.S. Treasury Notes, 3.63%, 02/15/20 ...............................   1,500,000    1,584,843
    U.S. Treasury Notes, 3.50%, 05/15/20 ...............................   5,000,000    5,232,800
                                                                                      -----------
                                                                                       39,619,974
                                                                                      -----------
    TOTAL U.S. TREASURY NOTES (COST $ 37,904,917) ..................................   39,619,974
                                                                                      -----------

                                                                             SHARES
                                                                           ----------
SHORT-TERM INVESTMENTS -- 6.0%
    BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Series ...........................................................   5,504,561    5,504,561
    BlackRock Liquidity Funds TempFund Portfolio - Institutional
      Series ...........................................................   5,504,560    5,504,560
                                                                                       ----------
    TOTAL SHORT-TERM INVESTMENTS (COST $11,009,121) ................................   11,009,121
                                                                                       ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                      FAIR VALUE
                                                                            SHARES     (NOTE 2)
                                                                          ----------  ------------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES -- 3.0%
   Institutional Money Market Trust ....................................   5,494,799  $  5,494,799
                                                                                      ------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS
     COLLATERAL FOR LOANED SECURITIES (COST $5,494,799)(4) .........................     5,494,799
                                                                                      ------------
TOTAL INVESTMENTS -- 102.0% (Cost $177,017,224)(2)(3) ..............................  $185,930,869
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0)% ....................................    (3,654,043)
                                                                                      ------------
NET ASSETS -- 100.0% ...............................................................  $182,276,826
                                                                                      ============

--------------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2010.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)   Security partially or fully on loan.

(2) At June 30, 2010, the market value of securities on loan for the Short/Intermediate Bond Fund was $5,376,878.

(3) The cost for Federal income tax purposes is $177,017,224. At June 30, 2010, net unrealized appreciation was $8,913,645. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,075,451 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $161,806.

(4)   See Note 5 in Notes to Financial Statements.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                           LEVEL 2 -       LEVEL 3 -
                                                 TOTAL       LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                               VALUE AT       QUOTED      OBSERVABLE     UNOBSERVABLE
SHORT/INTERMEDIATE-TERM BOND FUND           JUNE 30, 2010     PRICES         INPUTS         INPUTS
------------------------------------------  -------------   -----------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Bonds .......................  $  94,062,700   $        --   $ 94,062,700      $  --
   Mortgage-Backed Securities ............      6,367,930            --      6,367,930         --
   U.S. Treasury and Agency
     Obligations .........................     67,498,569            --     67,498,569         --
   Municipal Bonds .......................      1,497,750            --      1,497,750         --
   Short-Term Investments ................     16,503,920    16,503,920             --         --
                                            -------------   -----------   ------------     ------
     Total ...............................  $ 185,930,869   $16,503,920   $169,426,949     $   --
                                            =============   ===========   ============     ======

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2010

   (Showing Percentage of Net Assets)

                                                             MOODY'S/S&P  PRINCIPAL   FAIR VALUE
                                                              RATINGS+      AMOUNT     (NOTE 2)
                                                             -----------  ----------  -----------
CORPORATE BONDS -- 62.0%
   CONSUMER DISCRETIONARY -- 7.9%
     Anheuser-Busch InBev Worldwide, Inc. 144A,
        2.50%, 03/26/13@ ..................................  Baa2, BBB+   $  650,000  $   657,706
     Anheuser-Busch InBev Worldwide, Inc. 144A,
        7.75%, 01/15/19@ ..................................  Baa2, BBB+      250,000      303,441
     Anheuser-Busch InBev Worldwide, Inc. 144A,
        8.20%, 01/15/39@ ..................................  Baa2, BBB+      500,000      657,789
     Comcast Cable Communications Holdings, Inc.,
        8.38%, 03/15/13 ...................................  Baa1, BBB+      896,000    1,037,539
     Comcast Corp., 5.70%, 07/01/19 .......................  Baa1, BBB+      400,000      439,715
     NBC Universal, Inc. 144A, 3.65%, 04/30/15@ ...........  Baa2, BBB+      480,000      490,848
     Royal Caribbean Cruises Ltd., 7.00%, 06/15/13 ........   Ba1, BB-       300,000      298,500
     Time Warner Entertainment Co., LP,
        8.88%, 10/01/12 ...................................   Baa2, BBB      300,000      342,656
     Time Warner Entertainment Co., LP,
        8.38%, 03/15/23 ...................................   Baa2, BBB      900,000    1,153,899
                                                                                      -----------
                                                                                        5,382,093
                                                                                      -----------
   CONSUMER STAPLES -- 1.8%
     General Mills, Inc., 5.65%, 02/15/19 .................  Baa1, BBB+      500,000      568,139
     Grupo Bimbo S.A.B De CV 144A,
        4.88%, 06/30/20@ ..................................   Baa2, BBB      250,000      252,004
     Kraft Foods, Inc., 5.25%, 10/01/13 ...................  Baa2, BBB-      400,000      437,988
                                                                                      -----------
                                                                                        1,258,131
                                                                                      -----------
   ENERGY -- 9.7%
     Chesapeake Energy Corp., 9.50%, 02/15/15 .............    Ba3, BB       400,000      442,000
     Consol Energy, Inc. 144A, 8.00%, 04/01/17@ ...........    B1, BB        625,000      645,312
     Duke Energy Corp., 6.30%, 02/01/14 ...................  Baa2, BBB+      464,000      522,236
     Kinder Morgan Energy Partners LP,
        7.13%, 03/15/12 ...................................   Baa2, BBB      500,000      537,455
     Marathon Oil Corp., 6.80%, 03/15/32 ..................  Baa1, BBB+    1,200,000    1,394,400
     Sunoco, Inc., 9.63%, 04/15/15 ........................  Baa2, BBB-      550,000      651,918
     Transocean, Inc., 5.25%, 03/15/13(1) .................  Baa2, BBB+      250,000      235,173
     Valero Energy Corp., 4.75%, 04/01/14 .................   Baa3, BBB      785,000      828,633
     Weatherford International Ltd., 5.15%, 03/15/13 ......   Baa1, BBB      200,000      209,521
     XTO Energy, Inc., 5.90%, 08/01/12 ....................   Baa2, AAA    1,000,000    1,092,838
                                                                                      -----------
                                                                                        6,559,486
                                                                                      -----------
   FINANCIALS -- 18.2%
     American Express Centurion Bank,
        5.95%, 06/12/17 ...................................   A2, BBB+       400,000      436,116
     American Express Co., 4.88%, 07/15/13 ................   A2, BBB+       650,000      694,001
     American Honda Finance Corp. 144A,
        4.63%, 04/02/13@ ..................................    A1, A+        750,000      803,331
     Bank of America Corp., 5.25%, 12/01/15 ...............    A3, A-        500,000      510,348

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                  MOODY'S/S&P    PRINCIPAL      FAIR VALUE
                                                                    RATINGS+       AMOUNT        (NOTE 2)
                                                                 ------------   -----------    ------------
CORPORATE BONDS -- (CONTINUED)
     FINANCIALS -- (CONTINUED)
         Bank of New York Mellon Corp. (The),
             4.95%, 11/01/12 .................................      Aa2, AA-     $  600,000    $   649,736
         Bank One Corp., 8.00%, 04/29/27 .....................       Aa3, A         425,000        523,984
         BlackRock, Inc., 5.00%, 12/10/19 ....................       A1, A+         500,000        531,436
         Devon Financing Corp., 6.88%, 09/30/11 ..............     Baa1, BBB+       750,000        800,749
         Ford Motor Credit Co., LLC, 7.25%, 10/25/11 .........       B3, B-         400,000        410,908
         General Electric Capital Corp., 3.75%, 11/14/14(1) ..      Aa2, AA+        200,000        204,597
         General Electric Capital Corp., 5.63%, 05/01/18 .....      Aa2, AA+        300,000        318,814
         Hartford Finance Services Group, Inc.,
             6.30%, 03/15/18 .................................     Baa3, BBB        350,000        362,632
         John Deere Capital Corp., 4.90%, 09/09/13 ...........       A2, A          425,000        464,939
         JPMorgan Chase & Co., 4.65%, 06/01/14 ...............      Aa3, A+         500,000        533,138
         MetLife, Inc., 5.00%, 06/15/15 ......................       A3, A-         400,000        427,549
         Morgan Stanley, 4.75%, 04/01/14 .....................       A1, A-       1,000,000      1,001,716
         Prudential Financial, Inc., 3.88%, 01/14/15 .........      Baa2, A         500,000        503,557
         Simon Property Group LP, 5.75%, 12/01/15 ............       A3, A-         500,000        549,679
         SLM Corp., 4.50%, 07/26/10 ..........................     Baa1, BBB-       300,000        300,624
         Textron Financial Corp., 5.13%, 02/03/11 ............     Baa3, BB+        625,000        631,637
         Wachovia Corp., 7.57%, 08/01/26++ ...................      A2, AA-         591,000        671,318
         Wells Fargo & Co., 5.13%, 09/01/12 ..................       NR, A+         700,000        742,457
         Westpac Banking Corp., 4.88%, 11/19/19 ..............      Aa1, AA         250,000        258,191
                                                                                               -----------
                                                                                                12,331,457
                                                                                               -----------

     HEALTH CARE -- 1.2%
         Pfizer, Inc., 5.35%, 03/15/15 .......................       A1, AA         250,000        283,243
         Roche Holdings, Inc. 144A, 4.50%, 03/01/12@ .........      A2, AA-         250,000        263,257
         United Health Group, Inc., 6.00%, 06/15/17 ..........      Baa1, A-        250,000        274,513
                                                                                               -----------
                                                                                                   821,013
                                                                                               -----------

     INDUSTRIALS -- 11.0%
         Allied Waste North America, Inc.,
             6.38%, 04/15/11(1) ..............................     Baa3, BBB        500,000        516,795
         Allied Waste North America, Inc.,
             6.88%, 06/01/17 .................................     Baa3, BBB        300,000        327,000
         CSX Corp., 7.90%, 05/01/17 ..........................     Baa3, BBB-     1,414,000      1,733,464
         GATX Corp., 8.75%, 05/15/14 .........................     Baa1, BBB+       500,000        589,011
         General Electric Co., 5.00%, 02/01/13 ...............      Aa2, AA+        700,000        750,648
         Honeywell International, Inc., 5.00%, 02/15/19 ......       A2, A          250,000        279,627
         Ingersoll-Rand Co., 6.00%, 08/15/13 .................     Baa1, BBB+       700,000        778,231
         Ingersoll-Rand Co., 6.02%, 02/15/28 .................     Baa1, BBB+       900,000        988,142
         L-3 Communication Corp., 4.75%, 07/15/20 ............     Baa3, BBB-       500,000        503,844
         Textron, Inc., 6.20%, 03/15/15 ......................     Baa3, BBB-       500,000        538,152
         Tyco Electronics Group SA, 6.00%, 10/01/12 ..........     Baa2, BBB-       400,000        431,961
                                                                                               -----------
                                                                                                 7,436,875
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                          MOODY'S/S&P     PRINCIPAL      FAIR VALUE
                                                                            RATINGS+        AMOUNT        (NOTE 2)
                                                                         -------------   ------------   -------------
CORPORATE BONDS -- (CONTINUED)
     INFORMATION TECHNOLOGY -- 1.1%
         Electronic Data Systems LLC, 7.45%, 10/15/29 ................       A2, A        $  600,000     $   779,562
                                                                                                         -----------
                                                                                                             779,562
                                                                                                         -----------

     MATERIALS -- 2.7%
         Alcoa, Inc., 5.72%, 02/23/19 ................................     Baa3, BBB-        550,000         523,693
         Dow Chemical Co. (The), 4.85%, 08/15/12 .....................     Baa3, BBB-        750,000         791,141
         Vulcan Materials Co., 1.79%, 12/15/10++ .....................     Baa2, BBB         500,000         501,319
                                                                                                         -----------
                                                                                                           1,816,153
                                                                                                         -----------

     TELECOMMUNICATION SERVICES -- 1.4%
         AT&T, Inc., 5.10%, 09/15/14 .................................       A2, A           350,000         388,270
         Qwest Corp., 8.88%, 03/15/12 ................................     Ba1, BBB-         500,000         536,250
                                                                                                         -----------
                                                                                                             924,520
                                                                                                         -----------

     UTILITIES -- 7.0%
         CMS Energy Corp., 6.55%, 07/17/17 ...........................     Ba1, BBB-         300,000         303,301
         Exelon Generation Co. LLC, 6.20%, 10/01/17 ..................      A3, BBB          650,000         738,900
         Florida Power Corp., 6.35%, 09/15/37 ........................       A2, A-          425,000         503,063
         Illinois Power Co., 9.75%, 11/15/18 .........................     Baa1, BBB         600,000         787,731
         Nevada Power Co., 8.25%, 06/01/11 ...........................     Baa3, BBB       1,000,000       1,058,678
         Oklahoma Gas & Electric Co., 6.65%, 07/15/27 ................      A2, BBB+         565,000         642,028
         PECO Energy Corp., 4.75%, 10/01/12 ..........................       A2, A-          670,000         717,372
                                                                                                         -----------
                                                                                                           4,751,073
                                                                                                         -----------
         TOTAL CORPORATE BONDS (COST $ 39,280,768) .................................................      42,060,363
                                                                                                         -----------

MUNICIPAL BONDS -- 1.0%
     NEW JERSEY -- 1.0%
         New Jersey Economic Dev. Auth.,
             1.48%, 06/15/13++ .......................................      Aa3, AA-         650,000         649,025
                                                                                                         -----------
         TOTAL MUNICIPAL BONDS (COST $ 650,000) ....................................................         649,025
                                                                                                         -----------

MORTGAGE-BACKED SECURITIES -- 4.7%
         Federal Home Loan Mortgage Corporation Notes, 3159 PB,
             6.00%, 01/15/29 .........................................                       700,000         707,419
         Federal Home Loan Mortgage Corporation Notes, Pool E00530,
             6.00%, 01/01/13 .........................................                        10,410          10,986
         Federal Home Loan Mortgage Corporation Notes, Pool G01625,
             5.00%, 11/01/33 .........................................                       361,980         384,788
         Federal Home Loan Mortgage Corporation Notes, Pool G02390,
             6.00%, 09/01/36 .........................................                       127,050         138,214
         Federal Home Loan Mortgage Corporation Notes, Pool G08097,
             6.50%, 11/01/35 .........................................                        92,892         102,347

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                PRINCIPAL     FAIR VALUE
                                                                                 AMOUNT        (NOTE 2)
                                                                              ------------   ------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
         Federal Home Loan Mortgage Corporation Notes, Pool M80842,
             3.50%, 08/01/10 .............................................     $   51,740     $   51,921
         Federal Home Loan Mortgage Corporation Notes, Pool M80865,
             7 Yr. Balloon, 4.50%, 11/01/10 ..............................        144,875        146,323
         Federal National Mortgage Association Notes, 2005-29 WC,
             4.75%, 04/25/35 .............................................        142,168        153,388
         Federal National Mortgage Association Notes, Pool 254833,
             4.50%, 08/01/18 .............................................         90,621         96,791
         Federal National Mortgage Association Notes, Pool 256515,
             6.50%, 12/01/36 .............................................        200,019        219,689
         Federal National Mortgage Association Notes, Pool 256639,
             5.00%, 02/01/27 .............................................        232,458        247,239
         Federal National Mortgage Association Notes, Pool 256752,
             6.00%, 06/01/27 .............................................        197,604        215,633
         Federal National Mortgage Association Notes, Pool 629603,
             5.50%, 02/01/17 .............................................         65,329         70,723
         Federal National Mortgage Association Notes, Pool 745412,
             5.50%, 12/01/35 .............................................        244,182        262,435
         Federal National Mortgage Association Notes, Pool 838891,
             6.00%, 07/01/35 .............................................        365,280        398,236
                                                                                              ----------
         TOTAL MORTGAGE-BACKED SECURITIES (COST $3,021,742) .............................      3,206,132
                                                                                              ----------

U.S. AGENCY OBLIGATIONS -- 13.4%
     FEDERAL HOME LOAN BANKS NOTES -- 4.9%
         Federal Home Loan Banks Notes, 5.75%, 05/15/12 ..................        400,000        437,364
         Federal Home Loan Banks Notes, 4.50%, 11/15/12 ..................      1,000,000      1,083,764
         Federal Home Loan Banks Notes, 4.50%, 09/16/13 ..................        300,000        329,881
         Federal Home Loan Banks Notes, 5.25%, 06/18/14 ..................        800,000        911,839
         Federal Home Loan Banks Notes, 5.50%, 08/13/14(1) ...............        500,000        576,374
                                                                                              ----------
                                                                                               3,339,222
                                                                                              ----------

     FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.8%
         Federal Home Loan Mortgage Corporation Notes,
             4.38%, 07/17/15 .............................................        500,000        554,455
                                                                                              ----------
                                                                                                 554,455
                                                                                              ----------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.8%
         Federal National Mortgage Association Notes, 5.00%, 10/15/11 ....        500,000        528,587
         Federal National Mortgage Association Notes, 1.80%, 03/15/13 ....      1,000,000      1,007,749
         Federal National Mortgage Association Notes, 4.88%, 12/15/16 ....        800,000        904,233
         Federal National Mortgage Association Notes, 5.00%, 05/11/17 ....      1,000,000      1,140,906
         Federal National Mortgage Association Notes, 6.25%, 05/15/29 ....        900,000      1,113,572
         Federal National Mortgage Association Notes, 7.25%, 05/15/30 ....        400,000        550,868
                                                                                              ----------
                                                                                               5,245,915
                                                                                              ----------
         TOTAL U.S. AGENCY OBLIGATIONS (COST $8,478,356) ................................      9,139,592
                                                                                              ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    PRINCIPAL     FAIR VALUE
                                                                                      AMOUNT        (NOTE 2)
                                                                                   ------------  -------------
U.S. TREASURY OBLIGATIONS -- 14.6%
     U.S. TREASURY BONDS -- 8.0%
         U.S. Treasury Bonds, 7.50%, 11/15/16 ...................................   $  300,000    $   393,094
         U.S. Treasury Bonds, 8.88%, 02/15/19 ...................................    1,130,000      1,665,337
         U.S. Treasury Bonds, 6.00%, 02/15/26 ...................................    1,150,000      1,481,883
         U.S. Treasury Bonds, 6.38%, 08/15/27 ...................................      450,000        606,235
         U.S. Treasury Bonds, 6.25%, 05/15/30 ...................................      500,000        676,250
         U.S. Treasury Bonds, 5.38%, 02/15/31 ...................................      500,000        615,156
                                                                                                  -----------
                                                                                                    5,437,955
                                                                                                  -----------

     U.S. TREASURY NOTES -- 6.7%
         U.S. Treasury Notes, 3.13%, 04/30/13 ...................................      400,000        425,250
         U.S. Treasury Notes, 4.25%, 11/15/13 ...................................      800,000        882,250
         U.S. Treasury Notes, 4.50%, 02/15/16 ...................................      500,000        565,898
         U.S. Treasury Notes, 2.63%, 04/30/16 ...................................    1,000,000      1,027,500
         U.S. Treasury Notes, 4.00%, 08/15/18 ...................................      500,000        549,961
         U.S. Treasury Notes, 3.63%, 02/15/20 ...................................    1,000,000      1,056,562
                                                                                                  -----------
                                                                                                    4,507,421
                                                                                                  -----------
         TOTAL U.S. TREASURY OBLIGATIONS (COST $ 8,836,308) ..................................      9,945,376
                                                                                                  -----------

                                                                                       SHARES
                                                                                     -----------
PREFERRED STOCK -- 0.4%
     FINANCIALS -- 0.4%
         Wachovia Capital Trust IX, 6.375% ......................................       12,000        276,120
                                                                                                  -----------
         TOTAL PREFERRED STOCK (COST $ 300,000) ..............................................        276,120
                                                                                                  -----------

SHORT-TERM INVESTMENTS -- 3.0%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series ....    1,022,334      1,022,334
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series ....    1,022,333      1,022,333
                                                                                                  -----------
         TOTAL SHORT-TERM INVESTMENTS (COST $2,044,667) ......................................      2,044,667
                                                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                 FAIR VALUE
                                                                     SHARES       (NOTE 2)
                                                                    --------    --------------
SHORT-TERM INVESTMENT HELD AS
     COLLATERAL FOR LOANED SECURITIES -- 1.7%
     Institutional Money Market Trust ............................  1,158,875    $  1,158,875
                                                                                 ------------
     TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES (COST $ 1,158,875)(4)...                  1,158,875
                                                                                 ------------
TOTAL INVESTMENTS -- 100.8% (COST $ 63,770,716)(2)(3) ............               $ 68,480,150
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8)% ..................                   (551,364)
                                                                                 ------------
NET ASSETS -- 100.0% .............................................               $ 67,928,786
                                                                                 ============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2010.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)  Security partially or fully on loan.

(2) At June 30, 2010, the market value of securities on loan for the Broad Market Bond Fund was $1,134,536.

(3) The cost for Federal income tax purposes is $63,770,716. At June 30, 2010, net unrealized appreciation was $4,709,434. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,790,150, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $80,716.

(4)  See Note 5 in Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                    LEVEL 2 -      LEVEL 3 -
                                      TOTAL         LEVEL 1 -      SIGNIFICANT   SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
     BROAD MARKET BOND FUND        JUNE 30, 2010     PRICES           INPUTS       INPUTS
---------------------------------  -------------   ------------   ------------   ------------
 INVESTMENTS IN SECURITIES:
   Corporate Bonds...............  $ 42,060,363    $         --   $ 42,060,363   $         --
   Mortgage-Backed Securities....     3,206,132              --      3,206,132             --
   U.S. Treasury and Agency
       Obligations...............    19,084,968              --     19,084,968             --
   Municipal Bonds...............       649,025              --        649,025             --
   Preferred Stocks..............       276,120         276,120             --             --
   Short-Term Investments........     3,203,542       3,203,542             --             --
                                   ------------    ------------   ------------   ------------
           Total.................  $ 68,480,150    $  3,479,662   $ 65,000,488   $         --
                                   ============    ============   ============   ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2010

   (Showing Percentage of Net Assets)

                                                           MOODY'S/S&P     PRINCIPAL     FAIR VALUE
                                                             RATINGS+        AMOUNT       (NOTE 2)
                                                          -------------   -----------   ------------
MUNICIPAL BONDS -- 94.7%
   ALABAMA -- 7.6%
     Alabama 21st Century Auth., 5.75%, 12/01/19 .........   Baa1, A-     $   750,000   $    764,385
     Alabama 21st Century Auth. Tobacco Settlement
        Rev. Bonds, 5.75%, 12/01/17 ......................   Baa1, A-         465,000        476,458
     Alabama Housing Fin. Auth. Single Family
        Mtge. Rev. Bonds, Ser. A-1, (GNMA/FNMA),
        5.00%, 10/01/14. .................................   Aaa, NR           80,000         80,454
     Alabama State Brd. of Educ. Calhoun Community
        College Rev. Bonds, (AMBAC), 5.00%, 05/01/15......    A1, NR          500,000        542,920
     Alabama Water Poll. Cntrl. Auth. Rev. Bonds,
        Ser. B, (AMBAC), 4.50%, 08/15/10. ................    NR, NR          250,000        250,552
     Birmingham, AL Airport Auth. Rev. Bond
        Ref.- AMT, (AMBAC), 5.00%, 07/01/12(2). ..........    A2, NR        2,370,000      2,463,520
     East Alabama Health Care Auth. Ser. A,
        5.25%, 09/01/36++. ...............................    NR, A           200,000        204,376
     Jefferson Cnty., AL, 5.25%, Sewer Rev., 02/01/12.....   Aa3, AAA         200,000        198,010
     Jefferson Cnty., AL, 5.25%, 01/01/13 ................   B3, BBB          100,000         95,710
     Jefferson Cnty., AL, 5.25%, 01/01/15 ................   B3, BBB           25,000         23,586
     Jefferson Cnty., AL, 5.25%, Sewer Rev., 02/01/16.....   Aa3, AAA          25,000         24,225
     Jefferson Cnty., AL, 5.50%, 02/15/16 ................   Aa3, AAA         200,000        191,932
     Jefferson Cnty., AL, 5.50%, 01/01/21 ................   Aa3, AAA       2,300,000      2,315,180
     Jefferson Cnty., AL, 5.00%, 04/01/21 ................   Baa1, A        3,455,000      2,487,911
     Jefferson Cnty., AL Sewer Rev. Bonds, (FSA),
        5.25%, 02/01/11. .................................   Aa3, AAA         250,000        248,585
     Mobile, AL Industrial Development Board VRDB
        Ser. A, 4.75%, 06/01/34++ ........................    A2, A           500,000        521,435
     Trussville, AL G.O. Ltd. Bonds, (NATL-RE),
        4.60%, 10/01/13. .................................   Aa2, NR          165,000        167,932
     Univ. of Alabama at Birmingham Hospital Rev.
        Bonds, Ser. A, 5.00%, 09/01/15. ..................    A1, A+          500,000        544,155
     Univ. of Alabama at Birmingham Hospital Rev.
        Bonds, Ser. A, 5.75%, 09/01/22++ .................    A1, A+        1,000,000      1,094,450
                                                                                        ------------
                                                                                          12,695,776
                                                                                        ------------
   ALASKA -- 2.6%
     Valdez, AK Marine Terminal VRDB Ref. Rev.
        Bonds (BP Pipelines, Inc. Proj.) Ser. 2003A,
        3.50%, 07/01/10++. ............................... VMIG1, A-1+      4,400,000      4,400,000
                                                                                        ------------
                                                                                           4,400,000
                                                                                        ------------
   ARIZONA -- 2.8%
     Arizona Water Infrastructure Fin. Auth.,
        5.00%, 10/01/23. .................................   Aaa, AAA       3,000,000      3,351,270
     Greenlee Cnty., AZ School Dist. G.O. Unltd.
        Bonds, 5.00%, 07/01/10. ..........................   Baa1, NR         150,000        150,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                        MOODY'S/S&P    PRINCIPAL    FAIR VALUE
                                                          RATINGS+       AMOUNT      (NOTE 2)
                                                        -----------   -----------   -----------
MUNICIPAL BONDS -- (CONTINUED)
   ARIZONA -- (CONTINUED)
     Greenlee Cnty., AZ School Dist. G.O. Unltd.
        Bonds, 5.00%, 07/01/13 . .....................    Baa1, NR    $   200,000   $   216,944
     Tucson, AZ Certificate Participation Bonds,
        Public Improvements, Ser. A, (NATL-RE),
        5.00%, 07/01/21 ..............................    Aa3, A+       1,000,000     1,048,960
                                                                                    -----------
                                                                                      4,767,174
                                                                                    -----------
   CALIFORNIA -- 20.3%
     ABAG Fin. Auth. for Nonprofit Coros, California
        Rev. Bonds (Windemere Ranch Financing Prog.),
        Ser. A, (CIFG), 5.00%, 09/02/20 ..............    NR, BBB       1,340,000     1,300,456
     ABAG Fin. Auth. for Nonprofit Coros, California
        Rev. Bonds (Windemere Ranch Financing Prog.),
        Ser. A, (CIFG), 5.00%, 09/02/21 ..............    NR, BBB       3,660,000     3,541,233
     ABAG Fin. Auth. for Nonprofit Corps,
        5.00%, 09/02/10 ..............................    NR, BBB         500,000       502,705
     California Health Facilities Fin. Auth.,
        5.00%, 03/01/33 ..............................     NR, A           50,000        47,526
     California Health Facilities Fin. Auth. Rev.
        Bonds, 5.13%, 07/01/22 .......................     A2, A        1,000,000     1,031,680
     California Health Facilities Fin. Auth. Ser. H,
        4.45%, 07/01/26++ ............................     A2, A          510,000       524,112
     California Infrastructure & Economic Dev. Rev.
        Bonds, 5.00%, 10/01/18 .......................    Aa2, AA+        365,000       399,449
     California State Public Works Brd.,
        5.25%, 12/01/13 ..............................    A2, BBB+      2,000,000     2,135,660
     California State Public Works Brd.,
        5.00%, 12/01/19 ..............................     A2, NR       2,000,000     2,056,760
     California State Public Works Brd. Lease. Rev.
        Bonds (Dept. Health Services - Richmond Lab),
        Ser. B, (XLCA), 5.00%, 11/01/23 ..............    A2, BBB+        960,000       961,267
     California State Public Works Brd. Ref. Rev. Bonds,
        Ser. D, (NATL-RE), 5.25%, 10/01/11 ...........     A2, A          150,000       156,576
     California State School Imps. Ref. G.O. Bonds,
        5.25%, 02/01/14 ..............................     A1, A-         585,000       645,185
     California Statewide Communities Development
        Auth., 5.00%, 06/15/13 .......................     A1, A-       4,000,000     4,342,320
     East Side Union High School District,
        5.00%, 08/01/23 ..............................    NR, AAA       1,000,000     1,055,930
     Lancaster, CA Redev. Agency Tax Allocation Ref.
        Bonds, (XCLA), 5.25%, 12/01/20 ...............     NR, A          400,000       407,524
     Palm Desert, CA Fin. Auth., (NATL-RE) Ser.1A,
        5.00%, 04/01/25 ..............................     A2, A          500,000       476,070
     Redwood City, CA Elementary School Dist. G.O.
        Bonds, (FGIC), 5.50%, 08/01/14 ...............     NR, A+         125,000       139,216

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                        MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                          RATINGS+       AMOUNT       (NOTE 2)
                                                        -----------   -----------   ------------
MUNICIPAL BONDS -- (CONTINUED)
   CALIFORNIA -- (CONTINUED)
     Sacramento City Financing Auth. Ser. B,
        5.40%, 11/01/20. .............................     A1, A      $ 4,000,000   $  4,277,360
     San Francisco, CA City & Cnty., International
        Airport Rev. Bonds, (AMBAC) Ser. A,
        5.25%, 01/01/19(2) ...........................    A3, BBB+      1,540,000      1,523,399
     San Jose Redevelopment Agency, 5.00%, 08/01/23...     A2, A        3,600,000      3,545,604
     San Jose, CA Redevelopment Agency Tax
        Allocation (Merged Area Redev. Proj.) Ser. C
        (NATL-RE) San Jose, CA Redevelopment
        Agency Ser. C (NATL-RE), 5.00%, 08/01/24. ....     A2, A        1,655,000      1,612,533
     State of California, 5.00%, 12/01/22 ............     A1, A-       2,000,000      2,083,240
     Tulare Cnty., CA Ctfs. Participation Ref. Bonds,
        (NATL-RE), 5.00%, 08/15/10. ..................     A1, NR          50,000         50,246
     Univ. of CA Rev. Bonds, Ser. H, (NATL-RE),
        5.00%, 05/15/18. .............................    Aa1, AA         490,000        539,877
     Visalia, CA Cert. Participation Ref. Bonds,
        (NATL-RE), 5.00%, 12/01/18. ..................    Baa1, A+        500,000        529,780
                                                                                    ------------
                                                                                      33,885,708
                                                                                    ------------
   COLORADO -- 3.1%
     Denver Convention Center Hotel Auth. Ref.
        Bonds, (XLCA), 5.25%, 12/01/19 ...............   Baa3, BBB-       140,000        141,413
     Denver, CO Convention Center Hotel Auth. Ref.
        Bonds, (XLCA), 5.25%, 12/01/21 ...............   Baa3, BBB-     1,615,000      1,613,546
     Denver, CO Convention Center Hotel Auth. Ref.
        Bonds, (XLCA), 5.13%, 12/01/24 ...............   Baa3, BBB-     3,065,000      2,951,503
     Denver, CO X Ref. Bonds, (XLCA),
        5.00%, 11/15/23. .............................     A1, A+         500,000        522,895
                                                                                    ------------
                                                                                       5,229,357
                                                                                    ------------
   CONNECTICUT -- 0.7%
     Bristol, CT Resource Recovery Rev. Bonds
        (Solid Waste Oper. Committee), (AMBAC),
        5.00%, 07/01/14. .............................     A1, A+       1,000,000      1,085,930
                                                                                    ------------
                                                                                       1,085,930
                                                                                    ------------
   DELAWARE -- 0.8%
     Delaware State Economic Dev. Auth. Ref. Rev.
        Bonds, (Delmarva Power Poll. Cntrl. Proj.),
        Ser. 2001C, (AMBAC), 4.90%, 05/01/26++ . .....   Baa2, BBB        250,000        250,780
     Delaware State Economic Dev. Auth. Rev.
        Bonds, (Student Housing Univ. Courtyard),
        (RADIAN), 5.38%, 08/01/11 ....................     NR, NR         170,000        171,423
     Delaware State Health Facilities Auth.,
        5.00%, 06/01/16. .............................   Baa3, CCC         15,000         11,269

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                        MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                          RATINGS+       AMOUNT       (NOTE 2)
                                                        -----------   -----------   ------------
MUNICIPAL BONDS -- (CONTINUED)
   DELAWARE -- (CONTINUED)
     Delaware State Health Facilities Auth.,
        5.00%, 06/01/24 ..............................    Baa3, CCC   $    60,000   $     43,067
     Delaware State Health Facilities AuthSerA,
        5.50%, 06/01/24 ..............................    Baa3, CCC     1,260,000        904,491
                                                                                    ------------
                                                                                       1,381,030
                                                                                    ------------
   FLORIDA -- 1.0%
     Florida State Turnpike Auth. Ser. B, (AMBAC),
        5.00%, 07/01/10 ..............................    Aa3, AA-        100,000        100,000
     Lakeland, FL Energy Sys. Rev. Bonds, (NATL-RE),
        5.50%, 10/01/14 ..............................     A1, A+         455,000        475,020
     Osceola Cnty., FL School Brd. Cert. Participation
        Four Corners Charter School Bonds, Ser. A,
        (NATL-RE), 5.80%, 08/01/15 ...................    Baa1, NR        100,000        101,367
     Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds,
        Ser. 1, (NATL-RE), 5.25%, 10/01/14 ...........      A1, A         900,000        977,904
                                                                                    ------------
                                                                                       1,654,291
                                                                                    ------------
   GEORGIA -- 1.1%
     Atlanta, GA Auth. Rev. Bonds, Ser. A, (FGIC),
        5.88%, 01/01/16. .............................     A1, A+       1,370,000      1,387,934
     Clayton Cnty., GA Dev. Auth. Rev. Bonds, Ser. A,
        (NATL-RE), 5.00%, 08/01/18 ...................     Aa2, AA        465,000        504,097
                                                                                    ------------
                                                                                       1,892,031
                                                                                    ------------
   ILLINOIS -- 8.2%
     Chicago IL, Board of Educ., 5.00%, 12/01/21 .....    Aa2, AAA      3,000,000      3,238,320
     Chicago IL, Board of Educ. Ref.- Ded. Revs Bonds,
        Ser. B, (AMBAC), 5.00%, 12/01/21 .............    Aa2, AA-      1,000,000      1,062,600
     Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC),
        5.75%, 11/01/11 . ............................     Aa2, AA        200,000        205,362
     Illinois Finance Auth. Rev. Bonds Ser. B, (FSA),
        5.25%, 01/01/22 . ............................     Aa3, NR      2,830,000      2,990,518
     State of Illinois, 5.00%, 08/01/20 ..............     A1, A+       5,000,000      5,147,100
     State of Illinois, 5.00%, 11/01/20 ..............     A1, A+       1,000,000      1,036,050
                                                                                    ------------
                                                                                      13,679,950
                                                                                    ------------
   INDIANA -- 3.0%
     Blackford Cnty., IN Industrial Sch. Bldg. Corp.
        Rev. Ref. Bond, First Mortgage, Ser. A,
        (NATL-RE), 5.00%, 07/15/17 ...................    Baa1, AA+     1,755,000      1,913,301
     Indiana Finance Auth. Health System Rev. Bonds,
        5.00%, 11/01/21 ..............................     Aa3, NR      2,000,000      2,098,360
     Indiana Health Facility Fin. Auth. Ser. A,
        5.00%, 11/01/27++ ............................    Aa2, AA-      1,000,000      1,055,690
                                                                                    ------------
                                                                                       5,067,351
                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                        MOODY'S/S&P    PRINCIPAL    FAIR VALUE
                                                          RATINGS+       AMOUNT      (NOTE 2)
                                                        -----------   -----------   -----------
MUNICIPAL BONDS -- (CONTINUED)
   KANSAS -- 0.5%
     Butler & Sedgwick Cnty., KS Univ. School Dist.
        G.O. Unltd. Bonds, (FSA), 6.00%, 09/01/14 .....    Aa3, AAA     $ 500,000   $   584,310
     Topeka, KS G.O. Bonds (College Hill Pub. Imps.)
        Ser. A, (NATL-RE), 5.50%, 08/15/14 ............    Aa2, NR        275,000       287,851
                                                                                    -----------
                                                                                        872,161
                                                                                    -----------
   LOUISIANA -- 0.3%
     Louisiana State Citizens Prop. Ins. Corp.
        Rev. Bonds, Pub. Imps., (AMBAC),
        5.00%, 06/01/15 ...............................   Baa2, A-        435,000       462,335
                                                                                    -----------
                                                                                        462,335
                                                                                    -----------
   MASSACHUSETTS -- 0.5%
     Massachusetts State Dev. Fin. Agency Rev. Bond
        (Univ. of MA, Visual & Performing Arts Proj.),
        6.00%, 08/01/16 ...............................    A1, NR         310,000       365,391
     Massachusetts State Housing Fin. Agency VRDB
        Rev. Bonds, 4.00%, 12/01/10++,(2) .............    Aa2, AA         85,000        85,481
     Massachusetts State Special Oblig. Rev. Bonds
        (Federal Highway Grant Auth.), Ser. A, (FSA),
        5.00%, 12/15/12 ...............................    Aa2, NR        275,000       299,791
                                                                                    -----------
                                                                                        750,663
                                                                                    -----------
   MICHIGAN -- 1.7%
     Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A
        (FSA), 5.00%, 07/01/23 ........................    Aa3, AAA       550,000       564,866
     Fowlerville, MI Community Schools Dist. G.O.
        Bonds, (FGIC), 5.00%, 05/01/15 ................    Aa2, AA-       650,000       713,297
     Michigan State Hosp. Fin. Auth. Ref. Bonds,
        5.00%, 07/15/21 ...............................     A2, A       1,600,000     1,618,864
                                                                                    -----------
                                                                                      2,897,027
                                                                                    -----------
   MINNESOTA -- 0.6%
     St. Paul, MN Housing & Redev. Auth. Health
        Care Fac. Rev. Bonds, 5.00%, 05/15/12..........   Baa1, BBB        85,000        88,454
     St. Paul, MN Housing & Redev. Auth. Health
        Care Fac. Rev. Bonds, 5.00%, 05/15/13..........   Baa1, BBB       225,000       237,294
     St. Paul, MN Housing & Redev. Auth. Health
        Care Fac. Rev. Bonds, 5.00%, 05/15/15..........   Baa1, BBB       270,000       286,327
     St. Paul, MN Housing & Redev. Auth. Health
        Care Fac. Rev. Bonds, 5.00%, 05/15/16..........   Baa1, BBB       300,000       314,238
                                                                                    -----------
                                                                                        926,313
                                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                             MOODY'S/S&P    PRINCIPAL    FAIR VALUE
                                                              RATINGS+       AMOUNT       (NOTE 2)
                                                             -----------    ---------    ----------
MUNICIPAL BONDS -- (CONTINUED)
  MISSISSIPPI -- 0.2%
    Warren Cnty., MS Gulf Opportunity Zone Rev.
      Bonds Ser. A, 6.50%, 09/01/32 .................          NR, BBB      $ 250,000    $  265,550
                                                                                         ----------
                                                                                            265,550
                                                                                         ----------
  MISSOURI -- 1.0%
    Kansas City, MO Special Fac. Rev. Bonds, MCI
      Overhaul Base Proj., 4.00%, 09/01/10(2) .......          A1, AA-        540,000       542,451
    Kansas City, MO Special Fac. Rev. Bonds, MCI
      Overhaul Base Proj., 4.00%, 09/01/11(2) .......          A1, AA-        465,000       476,072
    Truman State Univ., MO Housing Sys. Rev. Bonds,
      (AMBAC), 5.00%, 06/01/15 ......................          A1, NR         615,000       654,932
                                                                                         ----------
                                                                                          1,673,455
                                                                                         ----------
  NEVADA -- 1.2%
    Clark Cnty., NV, (AMBAC), 5.00%, 11/01/25 .......          AAA, AA+     1,000,000     1,058,730
    Nevada State Highway Imp. Rev. Bonds
      (Motor Vehicle Fuel Tax), (FGIC),
        5.50%, 12/01/11 .............................          Aa2, AA+       250,000       265,448
    North Las Vegas, NV Ref. Bonds Ser. 60-B,
        5.00%, 12/01/16 .............................           NR, NR        745,000       712,309
                                                                                         ----------
                                                                                          2,036,487
                                                                                         ----------
  NEW HAMPSHIRE -- 0.6%
    New Hampshire Business Fin. Auth., (NATL-RE)
      Ser. C, 5.45%, 05/01/21 .......................          A3, A        1,000,000     1,037,090
                                                                                         ----------
                                                                                          1,037,090
                                                                                         ----------
  NEW JERSEY -- 3.5%
    Camden Cnty., NJ Impt. Auth., 5.00%, 02/15/12 ...         Baa3, BBB       500,000       515,810
    Camden Cnty., NJ Impt. Auth. Cooper Health Sys.
      Oblig. Group A, 5.00%, 02/15/15 ...............         Baa3, BBB     1,090,000     1,135,410
    Camden Cnty., NJ Impt. Auth. Cooper Health Sys.
      Oblig. Group B, 5.00%, 02/15/15 ...............         Baa3, BBB     2,435,000     2,536,442
    New Jersey Economic Development Auth. Rev.
      Bonds, (RADIAN), 5.50%, 06/15/16 ..............         Baa2, NR        200,000       211,066
    New Jersey Health Care Fac. Fin. Auth.,
      Hackensack Univ. Medical Center,
      5.13%, 01/01/21 ...............................         Baa1, NR        600,000       618,606
    New Jersey State Educ. Fac. Auth. Ref. Bonds
      Ser. A, 5.00%, 07/01/19 .......................         Baa2, BBB+      775,000       835,039
                                                                                         ----------
                                                                                          5,852,373
                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                             MOODY'S/S&P     PRINCIPAL   FAIR VALUE
                                                              RATINGS+        AMOUNT      (NOTE 2)
                                                             -----------    ----------   ----------
MUNICIPAL BONDS -- (CONTINUED)
  NEW YORK -- 3.5%
    Cattaraugus Cnty., NY Industrial Dev. Agency
      (Olean Gen. Hosp. Proj.) Ser. A,
      5.25%, 08/01/23 ...............................          NR, A+       $  525,000   $  525,084
    New York City Ind. Dev. Agency Ref. Bonds,
      5.00%, 01/01/13(2) ............................          A3, BBB         700,000      734,496
    New York City Ser. E-1, 6.00%, 10/15/23 .........          Aa2, AA         750,000      880,710
    New York State Thruway Auth., NY Highway
      Improv. Rev. Bonds, (AMBAC) Ser. F,
      5.00%, 01/01/25 ...............................          Aa2, A+       1,000,000    1,060,920
    New York Tobacco Sett. Fund. Corp. Rev. Bonds,
      Ser. A-1, 5.50%, 06/01/14 .....................          Aa3, AA-        115,000      115,340
    New York, NY G.O. Bonds, Ser. E,
      5.25%, 08/01/12 ...............................          Aa2, AA         250,000      272,083
    New York, NY Pub. Imps. G.O. Bonds, Ser. D1,
      5.00%, 12/01/21 ...............................          Aa2, AA       1,000,000    1,098,410
    Tobacco Settlement Fin. Auth., Ser. B-1C,
      5.50%, 06/01/14 ...............................          Aa3, AA-         65,000       65,192
    Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC),
      5.50%, 06/01/20 ...............................          Aa3, AA-      1,000,000    1,089,040
                                                                                         ----------
                                                                                          5,841,275
                                                                                         ----------
  NORTH CAROLINA -- 1.8%
    Univ. of North Carolina Sys. Pool Rev., (NATL-RE),
      5.00%, 10/01/23 ...............................          Aa3, A+       2,725,000    2,917,385
                                                                                         ----------
                                                                                          2,917,385
                                                                                         ----------
  OHIO -- 3.5%
    City of Akron OH, 5.00%, 12/01/24 ...............          Aa3, AA-      1,000,000    1,061,090
    Dayton-Montgomery Cnty., OH Port. Auth. Dev.
      Rev. Dayton Regl. Bond Ser. A,
      5.13%, 05/15/22(2) ............................          NR, NR        2,250,000    2,096,370
    Lorain Cnty., OH Hospital Rev. Bonds,
      (Catholic Healthcare Partners), Ser. A,
      5.63%, 10/01/16 ...............................          A1, AA-         500,000      518,000
    Lorain Cnty., OH Hospital Rev. Bonds
      (Catholic Healthcare Partners) Ser. A,
      5.63%, 10/01/13 ...............................          A1, AA-         800,000      840,888
    Ohio State Air Quality Dev. Auth. Rev.
      (Pollution Control Proj.) Ser. D,
      4.75%, 08/01/29++ .............................         Baa1, BBB-     1,250,000    1,322,512
                                                                                         ----------
                                                                                          5,838,860
                                                                                         ----------
  OREGON -- 0.2%
    Portland, OR Urban Renewal & Redev. Ref.
      Bonds, Ser. A, (FGIC), 5.00%, 06/15/17 ........          A2, NR          320,000      339,664
                                                                                         ----------
                                                                                            339,664
                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                               MOODY'S/S&P    PRINCIPAL    FAIR VALUE
                                                                RATINGS+        AMOUNT      (NOTE 2)
                                                               -----------    ----------   -----------
MUNICIPAL BONDS -- (CONTINUED)
  PENNSYLVANIA -- 6.6%
    Cumberland Cnty., Municipal Auth. Ser. Q1- AI,
      2.75%, 11/01/39++ ................................          NR, A       $  400,000   $   404,396
    Pennsylvania State Economic Dev. Fin. Auth. Facs.
      Rev(Exelon Generation), 5.00%, 12/01/42++ ........         A3, NR          600,000       634,242
    Pennsylvania State Higher Educ. Facs. Auth. Rev.
      Bonds (Philadelphia College of Osteopathic
      Medicine), 5.00%, 12/01/16 .......................         NR, A+        1,560,000     1,611,231
    Pennsylvania State Higher Educ. Facs. Auth. Rev.
      Bonds, (Philadelphia College of Osteopathic
      Medicine), 5.00%, 12/01/17 .......................         NR, A+          500,000       511,530
    Pennsylvania State Pub. School Bldg. Auth. Rev.
      Bonds, (FGIC), 5.25%, 11/01/15 ...................          NR, A          545,000       595,167
    Philadelphia, PA Airport Rev. Bonds Ser. A,
      (NATL-RE), 5.00%, 06/15/18(2) ....................         A2, A+          600,000       616,350
    Philadelphia, PA Airport Rev. Bonds, (FGIC),
      Ser. B, 5.50%, 06/15/18(2) .......................         A2, A+        1,350,000     1,393,821
    Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds
      Ser. A, 4.90%, 05/01/17 ..........................         NR, BBB-        280,000       272,857
    Philadelphia, PA G.O. Bonds, (CIFG),
      5.00%, 08/01/23 ..................................         A1, BBB       1,000,000     1,006,720
    Philadelphia, PA Redev. Auth. For Neighborhood
      Transformation. Rev. Bonds Ser. A,
      5.50%, 04/15/20 ..................................          A1, A          925,000       954,258
    Philadelphia, PA School District Ref. Bonds,
      Ser. A, (AMBAC), 5.00%, 08/01/17 .................         Aa2, A+         600,000       648,408
    Pittsburgh, PA Stadium Auth. Lease Rev. Bonds,
      6.50%, 04/01/11 ..................................        Aaa, AAA          30,000        31,369
    Westmoreland Cnty., Indl. Dev. Auth.,
      5.00%, 07/01/19 ..................................         A3, NR        2,235,000     2,335,150
                                                                                           -----------
                                                                                            11,015,499
                                                                                           -----------
  PUERTO RICO -- 0.3%
    Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21 .....       Baa3, BBB-        250,000       265,683
    The Children's Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.75%, 07/01/14 ...........         NR, AAA         250,000       250,000
                                                                                           -----------
                                                                                               515,683
                                                                                           -----------
  SOUTH DAKOTA -- 0.7%
    South Dakota Health & Educational Facilities
      Auth., 5.00%, 11/01/12 ...........................         A1, AA-       1,000,000     1,072,110
                                                                                           -----------
                                                                                             1,072,110
                                                                                           -----------
  TEXAS -- 10.6%
    Cedar Park, TX Utility Sys. Rev. Bonds,
      (NATL-RE), 5.00%, 08/15/18 .......................         Aa3, AA         400,000       429,732

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                               MOODY'S/S&P    PRINCIPAL    FAIR VALUE
                                                                RATINGS+        AMOUNT      (NOTE 2)
                                                               -----------    ----------   -----------
MUNICIPAL BONDS -- (CONTINUED)
  TEXAS -- (CONTINUED)
    Corpus Christi, TX Utility Sys. Rev. Bonds,
      Ser. A, (AMBAC), 5.00%, 07/15/18 ....................      Aa3, A+      $  500,000   $   546,075
    Dallas-Fort Worth International Airport Fac.
      Improv. Corp Jt Ser A, (FGIC),
      6.00%, 11/01/28(2) ..................................      A1, A+        5,000,000     5,004,050
    Gulf Coast Waste Disp. Auth., 2.30%, 01/01/36++ .......       NR, A          750,000       663,285
    Gulf Coast Waste Disp. Auth., 2.30%, 01/01/42++ .......       A2, A        2,175,000     1,923,744
    Howard Cnty., TX Jr. College District,
      (AMBAC), 5.00%, 02/15/26 ............................       NR, A        2,810,000     2,945,049
    Katy, TX Indpt. School Dist. G.O. Bonds,
      (PSF-GTD), 5.50%, 02/15/15 ..........................     Aaa, AAA         175,000       179,447
    Port Arthur, TX Independent School District G.O.
      Bonds, (AMBAC), 5.00%, 02/15/22 .....................      Aa3, NR         170,000       179,331
    Tarrant Cnty., Cultural Educ. Fac. Finance Corp.,
      5.00%, 02/15/21 .....................................     Aa3, AA-       5,000,000     5,196,350
    Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp.
      Ser. A, 5.00%, 02/15/20 .............................     Aa3, AA-         100,000       105,515
    Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp.
      Ser. A, 5.00%, 02/15/22 .............................     Aa3, AA-         345,000       357,744
    Univ. of Texas Ref. Rev. Bonds, Ser. A,
      6.25%, 07/01/13 .....................................     Aaa, AAA          60,000        63,488
    Univ. of Texas Ref. Rev. Bonds, Ser. A,
      6.25%, 07/01/13 .....................................     Aaa, AAA          85,000        96,245
                                                                                           -----------
                                                                                            17,690,055
                                                                                           -----------
  UTAH -- 0.3%
    Salt Lake Cnty., UT Sales Tax Rev. Bonds,
      5.00%, 08/01/17 .....................................      NR, AAA         500,000       563,475
                                                                                           -----------
                                                                                               563,475
                                                                                           -----------
  WASHINGTON -- 5.5%
    Klickitat Cnty., WA Public Utility District No. 1
      Ser. B, (FGIC), 5.25%, 12/01/22 .....................       A1, NR       2,000,000     2,106,420
    Washington Health Care Fac. Auth. Group Health
      Coop., (RADIAN), 5.00%, 12/01/25 ....................      NR, BBB+      1,000,000       951,450
    Washington Health Care Fac. Auth., (RADIAN),
      5.00%, 12/01/23 .....................................      NR, BBB+      1,570,000     1,526,605
    Washington State Econ. Dev. Fin. Auth.
      Biomedical Resh Properties II, (NATL-RE),
      5.25%, 06/01/21 .....................................      Aa1, AA+      1,000,000     1,079,300
    Washington State Econ. Dev. Fin. Auth. Lease Rev.
      Washington Biomedical Resh Properties II,
      (NATL-RE), 5.00%, 06/01/23 ..........................      Aa1, AA+      3,240,000     3,433,201
                                                                                           -----------
                                                                                             9,096,976
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED


                                                             MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                               RATINGS+       AMOUNT       (NOTE 2)
                                                             -----------    ----------   ------------
MUNICIPAL BONDS -- (CONTINUED)
  WEST VIRGINIA -- 0.2%
    West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
      (AMBAC), 5.38%, 07/01/18 ..........................      NR, NR       $  250,000   $    268,353
                                                                                         ------------
                                                                                              268,353
                                                                                         ------------
  WISCONSIN -- 0.2%
    Sheboygan, WI Pollution Ctrl. Rev., (FGIC),
      5.00%, 09/01/15 ...................................      A2, A-          200,000        217,662
    Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
      (AMBAC), 5.75%, 07/01/14 ..........................      Aa2, AA+        105,000        114,240
                                                                                         ------------
                                                                                              331,902
                                                                                         ------------
    TOTAL MUNICIPAL BONDS (COST $155,342,488) ...........                                 158,003,289
                                                                                         ------------

                                                                              SHARES
                                                                            ----------
SHORT-TERM INVESTMENTS -- 4.4%
  BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series        3,637,228      3,637,228
  BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series        3,637,229      3,637,229
                                                                                         ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $7,274,457) ........................                   7,274,457
                                                                                         ------------
TOTAL INVESTMENTS -- 99.1% (COST $162,616,945)(1) .......................                $165,277,746
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9% ...........................                   1,554,285
                                                                                         ------------
NET ASSETS -- 100.0% ....................................................                $166,832,031
                                                                                         ============

----------------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2010.

(1) The cost for federal income tax purposes is $162,616,945. At June 30, 2010, net unrealized appreciation was $2,660,801. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,860,521 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,199,720.

(2)   Security is subject to the Alternative Minimum Tax.

AMBAC - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
 Corp.

CIFG - Credit rating enhanced by guaranty or insurance from CIFG.

FGA - Credit rating enhanced by guaranty or insurance from Financial Security
 Assurance.

FGIC - Credit rating enhanced by guaranty or insurance from Financial Guaranty
 Insurance Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

G.O. - General Obligation

LOC - Letter of Credit

NATL-RE - Credit rating enhanced by guaranty or insurance from National Public
 Finance Guarantee Corp.

PSF-GTD - Public School Fund Guarantee

RADIAN - Credit rating enhanced by guaranty or insurance from Radian Asset
 Assurance, Inc.

VRDB - Variable Rate Demand Bonds

XLCA - Credit rating enhanced by guaranty or insurance from XL Capital
 Assurance.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
  INVESTMENTS / JUNE 30, 2010 -- CONTINUED

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                         LEVEL 2 -       LEVEL 3 -
                                             TOTAL         LEVEL 1 -    SIGNIFICANT     SIGNIFICANT
                                            VALUE AT        QUOTED      OBSERVABLE      UNOBSERVABLE
         MUNICIPAL BOND FUND             JUNE 30, 2010      PRICES        INPUTS           INPUTS
--------------------------------------   -------------    ----------    ------------    ------------
INVESTMENTS IN SECURITIES:
  Municipal Bonds ....................   $ 158,003,289    $       --    $158,003,289    $         --
  Money Market Mutual Funds ..........       7,274,457     7,274,457              --              --
                                         -------------    ----------    ------------    ------------
    Total ............................   $ 165,277,746    $7,274,457    $158,003,289    $         --
                                         =============    ==========    ============    ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010

                                                                SHORT/
                                                             INTERMEDIATE-
                                                               TERM BOND      BROAD MARKET     MUNICIPAL
                                                                  FUND         BOND FUND       BOND FUND
                                                             -------------    ------------    ------------
ASSETS:
Investment in securities, at fair value* ................    $ 185,930,869    $ 68,480,150    $165,277,746
Receivable for fund shares sold .........................        1,066,659          62,937         275,495
Dividends and interest receivable .......................        2,019,066         836,660       1,977,630
Other assets ............................................           19,601          11,971          13,620
                                                             -------------    ------------    ------------
Total assets ............................................      189,036,195      69,391,718     167,544,491
                                                             -------------    ------------    ------------
LIABILITIES:
Obligation to return securities lending collateral ......        5,494,799       1,158,875              --
Payable for fund shares redeemed ........................          194,439         186,699         257,679
Payable for investments purchased .......................          747,945              --              --
Accrued advisory fee ....................................           51,637          19,404          46,956
Dividend payable ........................................          224,445          71,105         366,170
Other accrued expenses ..................................           46,104          26,849          41,655
                                                             -------------    ------------    ------------
Total liabilities .......................................        6,759,369       1,462,932         712,460
                                                             -------------    ------------    ------------
NET ASSETS ..............................................    $ 182,276,826    $ 67,928,786    $166,832,031
                                                             =============    ============    ============
NET ASSETS CONSIST OF:
Paid-in capital .........................................    $ 170,477,679    $ 62,215,870    $163,170,177
Undistributed (distribution in excess of)
  net investment income .................................          (18,505)         12,695            (105)
Accumulated net realized gain on investments ............        2,904,007         990,787       1,001,158
Net unrealized appreciation of investments ..............        8,913,645       4,709,434       2,660,801
                                                             -------------    ------------    ------------
NET ASSETS ..............................................    $ 182,276,826    $ 67,928,786    $166,832,031
                                                             =============    ============    ============
NET ASSETS BY SHARE CLASS:
Institutional Shares ....................................    $ 179,488,746    $ 64,890,814    $166,252,981
A Shares ................................................        2,788,080       3,037,972         579,050
                                                             -------------    ------------    ------------
                                                             $ 182,276,826    $ 67,928,786    $166,832,031
                                                             =============    ============    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
($0.01 par value, unlimited authorized shares):
Institutional Shares ....................................       16,616,989       6,314,123      12,574,979
A Shares ................................................          260,630         295,526          43,807

NET ASSET VALUE PER SHARE:
Institutional Shares (Net asset value (NAV),
  offering and redemption price) ........................    $       10.80    $      10.28    $      13.22
                                                             -------------    ------------    ------------
A Shares (Net asset value (NAV) and
  redemption price) .....................................    $       10.70    $      10.28    $      13.22
                                                             -------------    ------------    ------------
A Shares (Offering price --
  NAV / 0.98) ...........................................    $       10.92    $      10.49    $      13.49
                                                             -------------    ------------    ------------

----------------
*Investment in securities, at cost ......................    $ 177,017,224    $ 63,770,716    $162,616,945

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2010

                                                                SHORT/
                                                             INTERMEDIATE-
                                                               TERM BOND      BROAD MARKET     MUNICIPAL
                                                                  FUND         BOND FUND       BOND FUND
                                                             -------------    ------------    ------------
INVESTMENT INCOME:
  Interest ..............................................    $   7,541,744    $  3,389,427    $  6,234,577
  Dividends .............................................            5,375          20,470           5,249
  Securities lending ....................................           10,864           1,960              --
                                                             -------------    ------------    ------------
  Total investment income ...............................        7,557,983       3,411,857       6,239,826
                                                             -------------    ------------    ------------
EXPENSES:
  Advisory fees .........................................          598,504         238,366         497,538
  Administration fees ...................................           26,898          10,717          22,358
  Sub-administration and accounting fees ................          120,955          66,736         110,606
  Custody fees ..........................................           24,380          11,925          20,628
  Transfer agent fees ...................................           77,035          26,628          57,501
  Distribution fees - A Shares ..........................            3,374           5,796             702
  Professional fees .....................................           31,586          39,625          38,485
  Reports to shareholders ...............................           15,454          12,921          14,768
  Registration fees .....................................           28,750          32,094          32,646
  Trustees' fees ........................................           32,414          32,414          32,414
  Compliance services ...................................           10,817          10,622          10,749
  Other .................................................           17,137          10,390          15,495
                                                             -------------    ------------    ------------
  Total expenses before fee waivers .....................          987,304         498,234         853,890
  Sub-administration and accounting fees waived .........               --          (3,106)             --
                                                             -------------    ------------    ------------
  Total expenses, net ...................................          987,304         495,128         853,890
                                                             -------------    ------------    ------------
  Net investment income .................................        6,570,679       2,916,729       5,385,936
                                                             -------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
  Net realized gain on investments ......................        3,271,450       1,332,078       1,207,422
  Net change in unrealized appreciation
    (depreciation) on investments .......................        3,731,594       2,698,368       5,341,547
                                                             -------------    ------------    ------------
  Net gain on ...........................................        7,003,044       4,030,446       6,548,969
                                                             -------------    ------------    ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .......................................    $  13,573,723    $  6,947,175    $ 11,934,905
                                                             =============    ============    ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SHORT/INTERMEDIATE-TERM
                                                                                   BOND FUND
                                                                          ----------------------------
                                                                               FOR THE YEARS ENDED
                                                                                    JUNE 30,
                                                                          ----------------------------
                                                                              2010            2009
                                                                          ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income ..............................................    $  6,570,679    $  6,552,228
  Net realized gain from investments                                         3,271,450       2,155,369
  Net change in unrealized appreciation (depreciation) on
    investments ......................................................       3,731,594       3,247,677
                                                                          ------------    ------------
Net increase in net assets resulting from operations .................      13,573,723      11,955,274
                                                                          ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .............................................      (6,511,244)     (6,525,121)
    A Shares .........................................................         (46,446)        (12,357)
  Net realized gains:
    Institutional Shares .............................................      (1,787,022)             --
    A Shares .........................................................         (12,503)             --
                                                                          ------------    ------------
Total distributions ..................................................      (8,357,215)     (6,537,478)
                                                                          ------------    ------------
Fund share transactions (See Note 6):
  Proceeds from shares sold:
    Institutional Shares .............................................      95,362,328      55,314,486
    A Shares .........................................................       2,677,991         472,450
  Cost of shares issued on reinvestment of distributions:
    Institutional Shares .............................................       4,919,803       3,661,748
    A Shares .........................................................          52,630          12,610
  Cost of shares redeemed:
    Institutional Shares .............................................     (78,892,355)    (77,816,543)
    A Shares .........................................................        (337,796)       (297,016)
                                                                          ------------    ------------
Net increase (decrease) in net assets from Fund share transactions ...      23,782,601     (18,652,265)
                                                                          ------------    ------------
Total increase (decrease) in net assets ..............................      28,999,109     (13,234,469)
NET ASSETS:
  Beginning of Year ..................................................     153,277,717     166,512,186
                                                                          ------------    ------------
  End of Year ........................................................    $182,276,826    $153,277,717
                                                                          ============    ============
Distributions in excess of net investment loss .......................    $    (18,505)   $    (38,695)
                                                                          ------------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 BROAD MARKET
                                                                                   BOND FUND
                                                                          ----------------------------
                                                                               FOR THE YEARS ENDED
                                                                                    JUNE 30,
                                                                          ----------------------------
                                                                              2010            2009
                                                                          ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income ..............................................    $  2,916,729    $  3,124,382
  Net realized gain from investments .................................       1,332,078       1,355,233
  Net change in unrealized appreciation (depreciation) on
    investments ......................................................       2,698,368         764,926
                                                                          ------------    ------------
Net increase in net assets resulting from operations .................       6,947,175       5,244,541
                                                                          ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .............................................      (2,823,951)     (3,099,023)
    A Shares .........................................................         (92,320)        (21,010)
  Net realized gains:
    Institutional Shares .............................................      (1,448,216)             --
    A Shares .........................................................         (54,711)             --
                                                                          ------------    ------------
Total distributions ..................................................      (4,419,198)     (3,120,033)
                                                                          ------------    ------------
Fund share transactions (See Note 6):
  Proceeds from shares sold:
    Institutional Shares .............................................      19,779,019      17,603,832
    A Shares .........................................................       1,829,252       1,510,393
  Cost of shares issued on reinvestment of distributions:
    Institutional Shares .............................................       3,132,303       2,144,905
    A Shares..........................................................         141,144          20,491
  Cost of shares redeemed:
    Institutional Shares .............................................     (23,709,902)    (27,125,297)
    A Shares .........................................................        (469,527)        (96,935)
                                                                          ------------    ------------
Net increase (decrease) in net assets from
  Fund share transactions ............................................         702,289      (5,942,611)
                                                                          ------------    ------------
Total increase (decrease) in net assets ..............................       3,230,266      (3,818,103)

NET ASSETS:
  Beginning of Year ..................................................      64,698,520      68,516,623
                                                                          ------------    ------------
  End of Year ........................................................    $ 67,928,786    $ 64,698,520
                                                                          ============    ============
Undistributed net investment income ..................................    $     12,695    $      7,661
                                                                          ------------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   MUNICIPAL
                                                                                   BOND FUND
                                                                          ----------------------------
                                                                               FOR THE YEARS ENDED
                                                                                    JUNE 30,
                                                                          ----------------------------
                                                                              2010            2009
                                                                          ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income ..............................................    $  5,385,936    $  5,045,406
  Net realized gain from investments .................................       1,207,422         232,979
  Net change in unrealized appreciation (depreciation) on
    investments ......................................................       5,341,547      (1,788,857)
                                                                          ------------    ------------
Net increase in net assets resulting from operations .................      11,934,905       3,489,528
                                                                          ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .............................................      (5,375,970)     (5,043,240)
    A Shares .........................................................          (9,966)         (2,166)
  Net realized gains:
    Institutional Shares .............................................        (286,188)       (473,383)
    A Shares .........................................................            (317)            (55)
                                                                          ------------    ------------
Total distributions ..................................................      (5,672,441)     (5,518,844)
                                                                          ------------    ------------
Fund share transactions (See Note 6):
  Proceeds from shares sold:
    Institutional Shares .............................................      86,810,282      60,574,330
    A Shares .........................................................         413,692         151,280
  Cost of shares issued on reinvestment of distributions:
    Institutional Shares .............................................       1,795,491       2,449,676
    A Shares .........................................................           3,097             480
  Cost of shares redeemed:
    Institutional Shares .............................................     (63,678,569)    (60,192,503)
    A Shares .........................................................         (11,356)             --
                                                                          ------------    ------------
Net increase in net assets from
  Fund share transactions ............................................      25,332,637       2,983,263
                                                                          ------------    ------------
Total increase in net assets .........................................      31,595,101         953,947

NET ASSETS:
  Beginning of Year ..................................................     135,236,930     134,282,983
                                                                          ------------    ------------
  End of Year ........................................................    $166,832,031    $135,236,930
                                                                          ============    ============
Distributions in excess of net investment loss .......................    $       (105)   $       (105)
                                                                          ------------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL HIGHLIGHTS

      The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                      FOR THE YEARS ENDED JUNE 30,
                                                         ------------------------------------------------------------
                                                            2010         2009         2008        2007        2006
                                                         ----------    ---------    --------    --------     --------
SHORT/INTERMEDIATE-TERM BOND FUND --
  INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ...............     $    10.46    $   10.08    $   9.88    $   9.77     $  10.23
                                                         ----------    ---------    --------    --------     --------
INVESTMENT OPERATIONS:
  Net investment income ............................           0.41         0.45        0.45        0.45         0.41
  Net realized and unrealized gain (loss) on
    investments ....................................           0.45         0.38        0.20        0.11        (0.44)
                                                         ----------    ---------    --------    --------     --------
    Total from investment operations ...............           0.86         0.83        0.65        0.56        (0.03)
                                                         ----------    ---------    --------    --------     --------
DISTRIBUTIONS:
  From net investment income .......................          (0.41)       (0.45)      (0.45)      (0.45)       (0.41)
  From net realized gains ..........................          (0.11)          --          --          --        (0.02)
                                                         ----------    ---------    --------    --------     --------
    Total distributions ............................          (0.52)       (0.45)      (0.45)      (0.45)       (0.43)
                                                         ----------    ---------    --------    --------     --------
NET ASSET VALUE -- END OF YEAR .....................     $    10.80    $   10.46    $  10.08    $   9.88     $   9.77
                                                         ==========    =========    ========    ========     ========
TOTAL RETURN........................................           8.34%        8.47%       6.65%       5.78%       (0.25)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations ..................           0.58%        0.60%       0.59%       0.57%        0.64%
    Excluding expense limitations ..................           0.58%        0.60%       0.59%       0.57%        0.65%
  Net investment income ............................           3.85%        4.43%       4.45%       4.52%        4.13%
  Portfolio turnover rate ..........................             47%          34%         22%         57%          35%
Net assets at end of year (000 omitted) ............     $  179,489    $ 152,927    $166,361    $144,387     $132,913

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                      FOR THE YEARS ENDED JUNE 30,
                                                         ------------------------------------------------------------
                                                            2010         2009         2008        2007        2006
                                                         ----------    ---------    --------    --------     --------
SHORT/INTERMEDIATE-TERM BOND FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ................    $    10.36    $    9.98    $   9.78    $   9.67     $  10.13
                                                         ----------    ---------    --------    --------     --------
INVESTMENT OPERATIONS:
  Net investment income .............................          0.36         0.42        0.42        0.42         0.38
  Net realized and unrealized gain (loss) on
    investments .....................................          0.47         0.38        0.20        0.11        (0.44)
                                                         ----------    ---------    --------    --------     --------
    Total from investment operations ................          0.83         0.80        0.62        0.53        (0.06)
                                                         ----------    ---------    --------    --------     --------
DISTRIBUTIONS:
  From net investment income ........................         (0.38)       (0.42)      (0.42)      (0.42)       (0.38)
  From net realized gains ...........................         (0.11)          --          --          --        (0.02)
                                                         ----------    ---------    --------    --------     --------
    Total distributions .............................         (0.49)       (0.42)      (0.42)      (0.42)       (0.40)
                                                         ----------    ---------    --------    --------     --------
NET ASSET VALUE -- END OF YEAR ......................    $    10.70    $   10.36    $   9.98    $   9.78     $   9.67
                                                         ==========    =========    ========    ========     ========
TOTAL RETURN(1) .....................................          8.11%        8.25%       6.40%       5.53%       (0.56)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations ...................          0.83%        0.85%       0.84%       0.82%        0.89%
    Excluding expense limitations ...................          0.83%        0.85%       0.84%       0.82%        0.90%
  Net investment income .............................          3.46%        4.21%       4.20%       4.26%        3.80%
  Portfolio turnover rate ...........................            47%          34%         22%         57%          35%
Net assets at end of year (000 omitted) .............    $    2,788    $     351    $    151    $    169     $    164

----------------
(1) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                         FOR THE YEARS ENDED JUNE 30,
                                                         ------------------------------------------------------------
                                                            2010         2009         2008        2007        2006
                                                         ----------    ---------    --------    --------     --------
BROAD MARKET BOND FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ................    $     9.89    $    9.62    $   9.57    $   9.41     $  10.07
                                                         ----------    ---------    --------    --------     --------
INVESTMENT OPERATIONS:
  Net investment income .............................          0.43         0.44        0.45        0.44         0.41
  Net realized and unrealized gain (loss) on
    investments .....................................          0.62         0.27        0.12        0.16        (0.54)
                                                         ----------    ---------    --------    --------     --------
    Total from investment operations ................          1.05         0.71        0.57        0.60        (0.13)
                                                         ----------    ---------    --------    --------     --------
DISTRIBUTIONS:
  From net investment income ........................         (0.43)       (0.44)      (0.45)      (0.44)       (0.41)
  From net realized gains ...........................         (0.23)          --       (0.07)         --        (0.12)
                                                         ----------    ---------    --------    --------     --------
    Total distributions .............................         (0.66)       (0.44)      (0.52)      (0.44)       (0.53)
                                                         ----------    ---------    --------    --------     --------
NET ASSET VALUE -- END OF YEAR ......................    $    10.28    $    9.89    $   9.62    $   9.57     $   9.41
                                                         ==========    =========    ========    ========     ========
TOTAL RETURN ........................................         10.96%        7.56%       6.03%       6.47%       (1.25)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations ...................          0.72%        0.72%       0.71%       0.70%        0.72%
    Excluding expense limitations ...................          0.72%        0.72%       0.71%       0.70%        0.73%
  Net investment income .............................          4.29%        4.51%       4.63%       4.60%        4.28%
  Portfolio turnover rate ...........................            43%          40%         26%         33%          31%
Net assets at end of year (000 omitted) .............    $   64,891    $  63,232    $ 68,505    $ 68,905     $ 66,729

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                                   FOR THE
                                                                                                                   PERIOD
                                                                                                            DECEMBER 20, 2005(1)
                                                                  FOR THE YEARS ENDED JUNE 30,                     THROUGH
                                                        ---------------------------------------------             JUNE 30,
                                                           2010         2009         2008        2007               2006
                                                        ----------    ---------    --------    --------    ---------------------
BROAD MARKET BOND FUND --   A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..............   $     9.89    $    9.62    $   9.58    $   9.41    $                9.67
                                                        ----------    ---------    --------    --------    ---------------------
INVESTMENT OPERATIONS:
  Net investment income .............................         0.40         0.42        0.42        0.42                     0.21
  Net realized and unrealized gain
    (loss) on investments ...........................         0.62         0.27        0.11        0.17                    (0.26)
                                                        ----------    ---------    --------    --------    ---------------------

    Total from investment operations ................         1.02         0.69        0.53        0.59                    (0.05)
                                                        ----------    ---------    --------    --------    ---------------------
DISTRIBUTIONS:
  From net investment income ........................        (0.40)       (0.42)      (0.42)      (0.42)                   (0.21)
  From net realized gains ...........................        (0.23)          --       (0.07)         --                       --
                                                        ----------    ---------    --------    --------    ---------------------
    Total distributions .............................        (0.63)       (0.42)      (0.49)      (0.42)                   (0.21)
                                                        ----------    ---------    --------    --------    ---------------------
NET ASSET VALUE -- END OF PERIOD ....................   $    10.28    $    9.89    $   9.62    $   9.58    $                9.41
                                                        ==========    =========    ========    ========    =====================
TOTAL RETURN(2)......................................        10.68%        7.34%       5.64%       6.35%                   (0.55)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations ...................         0.96%        1.00%       0.96%       0.95%                    0.97%*
    Excluding expense limitations ...................         0.97%        1.01%       0.96%       0.95%                    0.99%*
  Net investment income .............................         3.98%        4.33%       4.37%       4.39%                    4.12%*
  Portfolio turnover rate ...........................           43%          40%         26%         33%                      31%(3)
Net assets at end of period (000 omitted) ...........   $    3,038    $   1,467    $     11    $     11    $                  10

----------------
*     Annualized.

**    Not annualized.

(1)   Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                FOR THE YEARS ENDED JUNE 30,
                                                               ------------------------------------------------------------
                                                                  2010         2009         2008         2007        2006
                                                               ---------    ---------    ---------    ---------    --------
MUNICIPAL BOND FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .......................   $   12.64    $   12.79    $   12.75    $   12.66    $  13.00
                                                               ---------    ---------    ---------    ---------    --------

INVESTMENT OPERATIONS:
  Net investment income ....................................        0.49         0.50         0.48         0.43        0.40
  Net realized and unrealized gain (loss) on investments ...        0.61        (0.10)        0.04         0.09       (0.34)
                                                               ---------    ---------    ---------    ---------    --------
    Total from investment operations .......................        1.10         0.40         0.52         0.52        0.06
                                                               ---------    ---------    ---------    ---------    --------

DISTRIBUTIONS:
  From net investment income ...............................       (0.49)       (0.50)       (0.48)       (0.43)      (0.40)
  From net realized gains ..................................       (0.03)       (0.05)          --           --          --
                                                               ---------    ---------    ---------    ---------    --------
    Total distributions ....................................       (0.52)       (0.55)       (0.48)       (0.43)      (0.40)
                                                               ---------    ---------    ---------    ---------    --------
NET ASSET VALUE -- END OF YEAR .............................   $   13.22    $   12.64    $   12.79    $   12.75    $  12.66
                                                               =========    =========    =========    =========    ========
TOTAL RETURN ...............................................        8.84%        3.27%        4.09%        4.15%       0.45%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations ..........................        0.60%        0.62%        0.61%        0.65%       0.69%
    Excluding expense limitations ..........................        0.60%        0.62%        0.61%        0.65%       0.69%
  Net investment income ....................................        3.79%        3.99%        3.70%        3.37%       3.12%
  Portfolio turnover rate ..................................          44%          19%          37%          56%         45%
Net assets at end of year (000 omitted) ....................   $ 166,253    $ 135,073    $ 134,272    $ 113,118    $ 89,424

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED


                                                                                                                  FOR THE
                                                                                                                  PERIOD
                                                                                                           DECEMBER 20,  2005(1)
                                                                      FOR THE YEARS ENDED JUNE 30,                THROUGH
                                                             -----------------------------------------           JUNE 30,
                                                               2010       2009        2008       2007              2006
                                                             -------    --------    -------    -------     ---------------------
MUNICIPAL BOND FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...................   $ 12.64    $  12.79    $ 12.75    $ 12.66    $             12.82
                                                             -------    --------    -------    -------    -------------------

INVESTMENT OPERATIONS:
  Net investment income ..................................      0.46        0.47       0.45       0.40                   0.20
  Net realized and unrealized gain (loss)
         on investments ..................................      0.61       (0.10)      0.04       0.09                  (0.16)
                                                             -------    --------    -------    -------    -------------------

    Total from investment operations .....................      1.07        0.37       0.49       0.49                   0.04
                                                             -------    --------    -------    -------    -------------------

DISTRIBUTIONS:
  From net investment income .............................     (0.46)      (0.47)     (0.45)     (0.40)                 (0.20)
  From net realized gains ................................     (0.03)      (0.05)        --         --                     --
                                                             -------    --------    -------    -------    -------------------
    Total distributions ..................................     (0.49)      (0.52)     (0.45)     (0.40)                 (0.20)
                                                             -------    --------    -------    -------    -------------------
NET ASSET VALUE -- END OF PERIOD .........................   $ 13.22    $  12.64    $ 12.79    $ 12.75    $             12.66
                                                             =======    ========    =======    =======    ===================
TOTAL RETURN (2)..........................................      8.57%       3.04%      3.86%      3.92%                  0.29%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations ........................      0.85%       0.87%      0.86%      0.90%                  0.94%*
    Excluding expense limitations ........................      0.85%       0.87%      0.86%      0.90%                  0.95%*
  Net investment income ..................................      3.55%       3.50%      3.48%      3.15%                  2.94%*
  Portfolio turnover rate ................................        44%         19%        37%        56%                    45%(3)
Net assets at end of period (000 omitted) ................   $   579    $    164    $    11    $    10    $                10

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2010, the Trust offered 12 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

      Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      Investment grade and high-yield debt and structured debt securities, including restricted debt securities, are valued based on prices provided by independent pricing services or quotations from dealers who make markets in such securities, when a price from the independent pricing services are not available. The pricing service utilizes a matrix pricing model, which is based upon the income approach, and considers benchmark yields or prices of comparable bonds, cash flows information, current day trade information, and dealer supplied bids. Structured debt securities also incorporate collateral analysis. These valuations are generally categorized as Level 2 in the hierarchy. Independent pricing services do not provide pricing

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

      for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are also generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor, using a similar model and inputs noted above, are generally categorized as Level 3 in the hierarchy.

      A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the fiscal year ended June 30, 2010, the Funds had no significant transfers between investments in Level 1 and Level 2.

      FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

      Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

      CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

      DISTRIBUTIONS. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

      BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds, and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

4. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2010, purchases and sales of investment securities (excluding government securities and short-term investments) were as follows:

                              SHORT/INTERMEDIATE-          BROAD MARKET             MUNICIPAL
                                 TERM BOND FUND             BOND FUND               BOND FUND
                              -------------------       -----------------       -----------------
Purchases ..................  $      58,639,357         $     25,000,395        $    80,933,599
Sales ......................         41,929,980               24,048,494             60,031,165

      Purchases and sales of long-term U.S. Government and agency securities during the year ended June 30, 2010, were as follows:

                              SHORT/INTERMEDIATE-          BROAD MARKET             MUNICIPAL
                                 TERM BOND FUND             BOND FUND               BOND FUND
                              -------------------       -----------------       -----------------
Purchases ..................  $      38,430,756         $     3,629,764         $           --
Sales ......................         35,590,271               6,645,473                     --

5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

      In the event the borrower fails to return loaned securities, and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2010 and June 30, 2009 for the Institutional Shares and A Shares were as follows:

                                                                FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                                  JUNE 30, 2010                JUNE 30, 2009
                                                             -------------------------    ------------------------
                                                             INSTITUTIONAL                INSTITUTIONAL
                                                                SHARES        A SHARES        SHARES      A SHARES
                                                             ------------     --------    ------------    --------
SHORT/INTERMEDIATE-TERM BOND FUND
Sold ..................................................        8,945,246       253,681       5,401,137      46,654
Issued on reinvestment of distributions ...............          461,508       4,979           359,531       1,242
Redeemed ..............................................       (7,408,833)      (31,906)     (7,652,694)    (29,170)
                                                             -----------      --------    ------------    --------
Net Increase (Decrease) ...............................        1,997,921       226,754      (1,892,026)     18,726
                                                             ===========      ========    ============    ========

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                                                FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                                  JUNE 30, 2010                JUNE 30, 2009
                                                             -------------------------    ------------------------
                                                             INSTITUTIONAL                INSTITUTIONAL
                                                                SHARES        A SHARES        SHARES      A SHARES
                                                             ------------     --------    ------------    --------
BROAD MARKET BOND FUND
Sold ..................................................        1,967,130       179,891       1,823,737     154,974
Issued on reinvestment of distributions ...............          309,591        13,945         222,413       2,095
Redeemed ..............................................       (2,355,046)      (46,564)     (2,775,963)     (9,972)
                                                             -----------      --------    ------------    --------
Net Increase (Decrease) ...............................          (78,325)      147,272        (729,813)    147,097
                                                             ===========      ========    ============    ========

MUNICIPAL BOND FUND
Sold ..................................................        6,631,216        31,462       4,867,316      12,113
Issued on reinvestment of distributions ...............          137,518           235         197,819          38
Redeemed ..............................................       (4,881,554)         (885)     (4,872,683)         --
                                                             -----------      --------    ------------    --------
Net Increase ..........................................        1,887,180        30,812         192,452      12,151
                                                             ===========      ========    ============    ========

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

      At June 30, 2010, the following reclassifications were made within the capital accounts to reflect permanent differences relating primarily to paydown gains/losses on mortgage- and asset-backed securities.

                                                                                              SHORT/INTERMEDIATE-      BROAD MARKET
                                                                                                TERM BOND FUND          BOND FUND
                                                                                              -------------------   ---------------
Undistributed (distributions in excess of) net investment income ........................     $           7,201     $         4,576
Accumulated net realized gain (loss) on investments .....................................     $          (7,201)             (4,576)

      The tax character of distributions paid for the years ended June 30, 2010 and June 30, 2009 were as follows:

                                                             SHORT/INTERMEDIATE-       BROAD MARKET           MUNICIPAL
                                                               TERM BOND FUND            BOND FUND            BOND FUND
                                                             -------------------      --------------      ---------------
YEAR ENDED JUNE 30, 2010
Ordinary income .........................................    $        7,142,583       $    3,321,372      $      151,095
Tax-exempt income .......................................                    --                   --           5,318,027
Long-term capital gains .................................             1,214,632            1,097,826             203,319

YEAR ENDED JUNE 30, 2009
Ordinary income .........................................    $        6,537,478       $    3,120,033      $       17,930
Tax-exempt income .......................................                    --                   --           5,027,476
Long-term capital gains .................................                    --                   --             473,438

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

      As of June 30, 2010, the components of accumulated earnings on a tax basis were as follows:

                                                             SHORT/INTERMEDIATE-       BROAD MARKET           MUNICIPAL
                                                               TERM BOND FUND            BOND FUND            BOND FUND
                                                             -------------------      --------------      ---------------
Undistributed ordinary income ...........................    $          899,594       $      388,617      $      114,101
Undistributed tax-exempt income .........................                    --                   --             376,504
Undistributed long-term capital gains ...................             2,220,792              698,243             887,057
Other temporary differences .............................              (234,884)             (83,378)           (376,609)
Net unrealized appreciation (depreciation)
     of investments .....................................             8,913,645            4,709,434           2,660,801
                                                             ------------------       --------------      --------------
Total accumulated earnings/(deficit) ....................    $       11,799,147       $    5,712,916      $    3,661,854
                                                             ==================       ==============      ==============

      The differences between book basis and tax basis components of earnings (deficit) are attributable to deferred trustee's compensation and dividends payable.

      For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. At June 30, 2010, there were no capital loss carryforwards for any of the Funds.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires disclosure in the financial statements and has no Fund impact.

      On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (U.S.) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  REPORT OF ERNST & YOUNG LLP,
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund (the "Funds") (three of the series constituting WT Mutual Fund) as of June 30, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund series of WT Mutual Fund at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
August 24, 2010

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Municipal Bond Fund paid tax-exempt income distributions of $5,318,027 and paid capital gain distributions of $203,319 during the fiscal year ended June 30, 2010. The Short/Intermediate-Term Bond Fund and Broad Market Bond Fund paid capital gain distributions of $1,214,632 and $1,097,826, respectively, for the fiscal year ended June 30, 2010.

In January 2011, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2010, including any distributions paid between July 1, 2010 and December 31, 2010.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

              NAME AND                              POSITION(S) HELD
           DATE OF BIRTH,                              WITH TRUST,                        PRINCIPAL OCCUPATION(S)
         NUMBER OF FUNDS IN                        TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
            FUND COMPLEX                             LENGTH OF TIME                         OTHER DIRECTORSHIPS
        OVERSEEN BY TRUSTEE(1)                            SERVED                               HELD BY TRUSTEE
-----------------------------------------   ----------------------------------  --------------------------------------------
TED T. CECALA(2)                            Trustee                             Director, Chairman of the Board, and
Date of Birth: 1/49                                                             Chief Executive Officer of Wilmington
                                            Shall serve until death,            Trust Corporation and Wilmington Trust
12 Funds                                    resignation or removal.             Company since 1996; Member of the
                                            Trustee since August 2007.          Board of Managers of Cramer Rosenthal
                                                                                McGlynn, LLC and Roxbury Capital Management,
                                                                                LLC (registered investment advisers).

                                                                                Wilmington Trust Corporation;
                                                                                Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)                      Trustee                             Retired since February 2006; Executive
Date of Birth: 2/49                                                             Vice President of Wilmington Trust
                                            Shall serve until death,            Company from February 1996 to
12 Funds                                    resignation or removal.             February 2006; President of Rodney
                                            Trustee since October 1998,         Square Management Corporation
                                            President and Chairman of           ("RSMC") from 1996 to 2005; Vice
                                            the Board from October 1998         President of RSMC 2005 to 2006.
                                            to January 2006.
                                                                                FundVantage Trust (19 portfolios);
                                                                                Optimum Fund Trust (6 portfolios)
                                                                                (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (12 funds) and CRM Mutual Fund Trust (7 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his previous position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust. On June 3, 2010, Mr. Cecala retired from Wilmington Trust Corporation and Wilmington Trust Company and effective July 19, 2010, resigned from the Board of Trustees of the WT Mutual Fund.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

              NAME AND                              POSITION(S) HELD
           DATE OF BIRTH,                              WITH TRUST,                        PRINCIPAL OCCUPATION(S)
         NUMBER OF FUNDS IN                        TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
            FUND COMPLEX                             LENGTH OF TIME                         OTHER DIRECTORSHIPS
        OVERSEEN BY TRUSTEE(1)                            SERVED                               HELD BY TRUSTEE
-----------------------------------------   ----------------------------------  --------------------------------------------
ROBERT ARNOLD                               Trustee                             Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                                             Co., Inc. (financial consulting) since 1989.
                                            Shall serve until death,
12 Funds                                    resignation or removal.             First Potomac Realty Trust (real estate
                                            Trustee since May 1997.             investment trust).

DR. ERIC BRUCKER                            Trustee                             Professor of Economics, Widener
Date of Birth: 12/41                                                            University since 2002; formerly Dean,
                                            Shall serve until death,            School of Business Administration of
12 Funds                                    resignation or removal.             Widener University from 2001 to 2004;
                                            Trustee since October 1999.         Dean, College of Business, Public Policy
                                                                                and Health at the University of Maine
                                                                                from September 1998 to June 2001.

                                                                                None

NICHOLAS GIORDANO                           Trustee and Chairman of             Consultant, financial services
Date of Birth: 3/43                         the Board                           organizations from 1997 to present;
                                                                                Interim President, LaSalle University
12 Funds                                    Shall serve until death,            from 1998 to 1999; President and Chief
                                            resignation or removal.             Executive Officer, Philadelphia Stock
                                            Trustee since October 1998.         Exchange from 1981 to 1997.

                                                                                Kalmar Pooled Investment Trust;
                                                                                The RBB Fund, Inc. (19 portfolios)
                                                                                (registered investment companies);
                                                                                Independence Blue Cross; IntriCon
                                                                                Corporation (industrial furnaces and
                                                                                ovens).

LOUIS KLEIN, JR.*                           Trustee                             Self-employed financial consultant
Date of Birth: 5/35                                                             since 1991.
                                            Shall serve until death,
19 Funds                                    resignation or removal.             CRM Mutual Fund Trust (registered
                                            Trustee since October 1999.         investment companies); (7 portfolios)
                                                                                WHX Corporation (industrial manufacturer).

* Mr. Klein has reached the mandatory retirement age for the Board of Trustees and will be retiring by December 31, 2010.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

              NAME AND                              POSITION(S) HELD
           DATE OF BIRTH,                              WITH TRUST,                       PRINCIPAL OCCUPATION(S)
         NUMBER OF FUNDS IN                        TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
            FUND COMPLEX                             LENGTH OF TIME                        OTHER DIRECTORSHIPS
        OVERSEEN BY TRUSTEE(1)                            SERVED                              HELD BY TRUSTEE
-----------------------------------------   ----------------------------------  --------------------------------------------
THOMAS LEONARD                              Trustee                             Retired since 2008; former Partner with
Date of Birth: 2/49                                                             PricewaterhouseCoopers (public
                                            Shall serve until death,            accounting) from May 1970 to June 2008.
12 Funds                                    resignation or removal.
                                            Trustee since July 2008.            Alpha One Capital Partners, LLC
                                                                                (3 portfolios) (unregistered investment
                                                                                companies).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                                     POSITION(S) HELD
                                                       WITH TRUST,                        PRINCIPAL OCCUPATION(S)
                                                    TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
         NAME, ADDRESS AND                            LENGTH OF TIME                         OTHER DIRECTORSHIPS
           DATE OF BIRTH                                  SERVED                                    HELD
-----------------------------------------   ----------------------------------  --------------------------------------------
JOHN J. KELLEY                              President & Chief Executive         President of Rodney Square Management
1100 North Market Street                    Officer                             Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                                            President of Wilmington Trust Investment
Date of Birth: 9/59                         Shall serve at the pleasure of      Management, LLC ("WTIM") since
                                            the Board and until successor       2005; Vice President of BNY Mellon
                                            is elected and qualified.           Investment Servicing (U.S.) Inc.
                                            Officer since September 2005.       (formerly PNC Global Investment
                                                                                Servicing (U.S.), Inc.) from January 2005
                                                                                to July 2005; Vice President of
                                                                                Administration, 1838 Investment Advisors, LP
                                                                                from 1999 to 2005; Chief Compliance Officer,
                                                                                1838 Investment Advisors, LP from 2004 to
                                                                                2005.

                                                                                Wilmington Trust Investment
                                                                                Management, LLC

CLAYTON M. ALBRIGHT                         Vice President                      Managing Director, Fixed Income
1100 North Market Street                                                        Management, Wilmington Trust since
Wilmington, DE 19890                        Shall serve at the pleasure of      2007; Director, Fixed Income Research
Date of Birth: 9/53                         the Board and until successor       and Portfolio Manager, Wilmington Trust
                                            is elected and qualified.           from 1996 to 2007; Vice President,
                                            Officer since October 1998.         Rodney Square Management Corporation
                                                                                RSMC since 2001; Vice President of WTIM
                                                                                since 2006; Vice President, Wilmington
                                                                                Trust Company since 1997.

                                                                                N/A

JOSEPH M. FAHEY, JR.                        Vice President                      Investment Adviser, WTIM since 2003;
1100 North Market Street                                                        Vice President, RSMC since 1992.
Wilmington, DE 19890                        Shall serve at the pleasure of
Date of Birth: 1/57                         the Board and until successor       N/A
                                            is elected and qualified.
                                            Officer since November 1999.

JOHN C. MCDONNELL                           Vice President, Chief               Director of Mutual Fund Administration,
1100 North Market Street                    Financial Officer & Treasurer       WTIM, since October 2005; Audit and
Wilmington, DE 19890                                                            Assurance - Senior, Deloitte (public
Date of Birth: 4/66                         Shall serve at the pleasure of      accounting) from September 2004 to
                                            the Board and until successor       October 2005; Mutual Fund
                                            is elected and qualified.           Administration, 1838 Investment
                                            Officer since November 2005.        Advisors, LP from March 1999 to
                                                                                September 2004.

                                                                                N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                                     POSITION(S) HELD
                                                       WITH TRUST,                        PRINCIPAL OCCUPATION(S)
                                                    TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
         NAME, ADDRESS AND                            LENGTH OF TIME                         OTHER DIRECTORSHIPS
           DATE OF BIRTH                                  SERVED                                    HELD
-----------------------------------------   ----------------------------------  --------------------------------------------
ANNA M. BENCROWSKY                          Vice President, Chief               Chief Compliance Officer, WTIM since
1100 North Market Street                    Compliance Officer & Anti-          2007; Vice President, WTIM since 2004;
Wilmington, DE 19890                        Money Laundering Officer            Vice President and Chief Compliance
Date of Birth: 5/51                                                             Officer, RSMC since 2004; Vice
                                            Shall serve at the pleasure of      President and Chief Compliance Officer,
                                            the Board and until                 1838 Investment Advisors, LP from
                                            successor is elected and            1999 to 2004.
                                            qualified; Officer since
                                            September 2004.
                                                                                N/A

EDWARD W. DIFFIN, JR.                       Vice President & Secretary          Director of Mutual Fund Regulatory
1100 North Market Street                                                        Administration of WTIM since November
Wilmington, DE 19890                        Shall serve at the pleasure of      2006; Coleman Counsel Per Diem from
Date of Birth: 1/52                         the Board and until successor       November 2005 to November 2006; Vice
                                            is elected and qualified;           President and Senior Counsel of Merrill
                                            Officer since February 2007.        Lynch & Co., Inc. from 1994 to 2005.

                                                                                N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2010 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer
& Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer &
Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON |                                                      FIXED_ANN_6/10
     FUNDS

                                                                  STRATEGY FUNDS
                                                                             AND
                                                             MULTI-MANAGER FUNDS

                                     ANNUAL REPORT | JUNE 30, 2010

                                                              LARGE-CAP STRATEGY

                                                              SMALL-CAP STRATEGY

                                                                   INTERNATIONAL

                                                                      REAL ASSET

                             WILMINGTON | [GRAPHIC]
                                  FUNDS

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS


CONTENTS                                                        page
President's Message .........................................      4

Expense Disclosure ..........................................     22

Disclosure of Portfolio Holdings ............................     24

Investments .................................................     26

Financial Statements ........................................    135

Financial Highlights ........................................    143

Notes to Financial Statements ...............................    150

Report of Independent Registered Public Accounting Firm .....    168

Tax Information .............................................    169

Trustees and Officers .......................................    170


DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL INTERMEDIATE U.S. CORPORATE INDEX is an unmanaged index of USD-denominated, investment grade, fixed-rate, taxable corporate bonds issued by industrial, utility, and financial companies. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $250 million.

BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $150 million.

BARCLAYS CAPITAL WORLD GOVERNMENT INFLATION-LINKED BOND INDEX measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linker fund is likely to invest. To be included a market must have aggregate issuance of $4 billion or more and have minimum ratings of A3/A- for G7 and euro-zone issuers, Aa3/AA- otherwise.

BARCLAYS CAPITAL EMERGING MARKET GOVERNMENT INFLATION-LINKED BOND INDEX measures the total return performance of inflation-linked bonds from the major emerging market countries. The index includes government debt, i.e., direct obligations of the state issuer. Quasi-government and corporate debt is not included in the index.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) reflects the performance of a basket of futures contracts relating to six commodities and measures the value of this basket by tracking the closing prices of certain exchange traded contracts for the future delivery of each of these commodities, adjusted to reflect the relative weight of each commodity in the Index. The commodities included in the Index are: crude oil, heating oil, high grade primary aluminum, gold, corn and wheat.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD-DIVERSIFIED EXCESS RETURN(TM) reflects the performance of a basket of futures contracts relating to 14 of the most heavily traded and imported physical commodities. The commodities included in the Index are: WTI crude oil, Brent crude oil, heating oil, RBOB gasoline, natural gas, gold, silver, aluminum, zinc, copper grade A, corn, wheat, soybeans and sugar.

DOW JONES-UBS COMMODITY INDEX TOTAL RETURN(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   DESCRIPTION OF INDICES -- CONTINUED

that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

MSCI ALL COUNTRY WORLD EX-US INDEX (MSCI ACWI ex-US Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of May 2010, the MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EAFE(R) GROWTH AND VALUE INDICES (Europe, Australasia, Far East) are free float-adjusted market capitalization indices that are designed to measure equity market performance of developed markets, excluding the U.S. & Canada. MSCI uses a two dimensional framework for style segmentation in which value and growth securities are categorized using a multi-factor approach, which uses three variables to define the value investment style characteristics and five variables to define the growth investment style characteristics including forward looking variables. The objective of the index design is to divide constituents of an underlying MSCI EAFE Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 2010, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI WORLD EX-US INDEX is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets excluding the U.S. market. As of May 2010, the MSCI World ex-US Index consisted of 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI WORLD EX-US GROWTH AND VALUE INDICES are free float-adjusted market capitalization weighted indices that are designed to measure the equity market performance of developed markets excluding the U.S. market. MSCI uses a two dimensional framework for style segmentation in which value and growth securities are categorized using a multi-factor approach, which uses three variables to define the value investment style characteristics and five variables to define the growth investment style characteristics including forward looking variables. The objective of the index design is to divide constituents of the MSCI World ex-US Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.

MSCI WORLD EX-US SMALL-CAP INDEX is a free float-adjusted market capitalization weighted index that is designed to measure the smaller capitalized equity market performance of developed markets excluding the U.S. market.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   DESCRIPTION OF INDICES -- CONTINUED

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

THE S&P SMALLCAP 600(R) INDEX is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

S&P DEVELOPED PROPERTY INDEX defines and measures the investable universe of publicly traded property companies in developed global markets.

BARCLAYS CAPITAL INTERMEDIATE U.S. CORPORATE INDEX, BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX, BARCLAYS CAPITAL WORLD GOVERNMENT INFLATION-LINKED BOND INDEX, BARCLAYS CAPITAL EMERGING MARKET GOVERNMENT INFLATION-LINKED BOND INDEX (C) BARCLAYS CAPITAL.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELDTM AND DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD-DIVERSIFIED EXCESS RETURNTM ARE TRADEMARKS OF DEUTSCHE BANK AG

THE DOW JONES-UBS COMMODITY INDEXSM IS A TRADEMARK OF DOW JONES & COMPANY, INC.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

RUSSELL 1000(R), RUSSELL 2000(R), RUSSELL 3000(R) AND RUSSELL MIDCAP(R) ARE TRADEMARKS OF THE FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

      Virtually all major equity indices posted positive returns for the Strategy and Multi-Manager Funds' fiscal year ended June 30, 2010. For the year, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market U.S. equities, large-cap U.S. equities and small-cap U.S. equities, returned +15.7%, +15.2%, and +21.5% respectively. International equity benchmarks also posted gains, with the MSCI All-Country World (Net) ex-US Index returning +10.4% for the year.

      Risk was rewarded in fixed-income markets during the year, as spreads narrowed and the corporate and high-yield segments outperformed broad bond markets. High-yield bonds, as measured by the Barclays Capital U.S. Corporate High-Yield Index, returned +26.8% for the 1-year period ended June 30, 2010. The Barclays Capital Intermediate U.S. Corporate Index returned +14.2% for the year, while the Barclays Capital Intermediate U.S. Government Index posted a +5.7% gain.

      While the year's broad-based gains are encouraging, they mask near-term events that have begun to cast doubt on the sustainability of the unfolding economic recovery. Equity returns for the year-to-date 2010 period ended June 30 are broadly negative, with the large-cap S&P 500 Index returning -6.6%, the small-cap Russell 2000 Index returning -1.9%, and the MSCI All Country World
(Net) ex-US Index returning -11.1%.

      In the first half of the fiscal year, risky assets rose as the economic recovery gained traction. Real GDP rose 2% in the third quarter of 2009, and finished the year with a very strong 5.6% gain. The dollar fell steadily during this period, as the government's substantial stimulus programs and low rates drove demand for higher yielding currencies. The potential for asset bubbles, driven by the weak dollar, became a regular topic of discussion as calendar 2009 approached an end. Corporate profits improved and, significantly, began to surpass expectations on the revenue line, signaling a transition to real growth as opposed to cost cutting. Improvements in the labor market remained challenging in 2009, with the market limited to the satisfaction derived from fewer job losses as opposed to actual gains. Forecasts for inflation and the timing of eventual Fed rate hikes were, not surprisingly, varied as 2009 closed. As we entered 2010, our forecast called for moderate growth (GDP Range 2.6%-3.2%) in an environment of restrained inflation (CPI Range 1.5%-2%).

      The second half of the fiscal year presented a more challenging environment. Early in 2010, the sovereign debt issues impacting Europe surfaced, initially focused on Greece, but with mounting concern for Portugal, Italy, and Spain. The weak dollar quickly reversed course, as investors abandoned the troubled Euro. While the European Union acted decisively to address the issue, the negative fallout has persisted, with fears of contagion not entirely assuaged. International equities have retreated, with the MSCI EAFE (Net) Index of developed international markets returning -13.2% for the 2010 year-to-date period ended June 30. Credit spreads have widened, and U.S. government yields have fallen in a flight to safety. The yield on the 10-year Treasury note fell below the 3% level as the second quarter of 2010 came to a close.

      The sovereign debt issues of Europe proved an unwelcome development in an otherwise improving U.S. economy. Job growth, while still sluggish, finally turned positive in 2010, with an average of 98,000 jobs per month added in the first half of the year. First quarter GDP rose a healthy 3%, with inflation still restrained. If dollar strength persists, the negative impact to U.S. manufacturers may weigh on growth in coming quarters. The U.S. economy also faces the headwinds of expiring government stimulus programs, and an economic response that has simply not been proportional to the level of stimulus provided. The first-time home buyer's federal income tax credit expired on April
30. The impact was immediate, with May new home sales falling to 300,000, the lowest level since the data series was created in 1963. The

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

stimulus programs enacted to drive the economy have produced an enormous deficit that totaled $1.42 trillion, or 10% of GDP in fiscal 2009. This commitment, despite its enormity, yielded growth in hourly earnings that measured just 1.7% at the end of second quarter 2010 -- not a lot of reflationary return on investment.

      After a reasonably strong start to 2010, the potential for decelerating growth has emerged, with risk at an elevated level. This environment demands a disciplined process to differentiate opportunities and, significantly, to control risks. We look forward to meeting these demands, and thank you for the opportunity to serve on your behalf.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON LARGE-CAP STRATEGY FUND
(FORMERLY THE WILMINGTON MULTI-MANAGER LARGE-CAP FUND)

      The Institutional Shares of the Wilmington Large-Cap Strategy Fund (the "Fund") returned 10.28% for the year ended June 30, 2010, compared to a return of 15.24% for the Russell 1000 Index. The Fund's performance while positive in absolute terms was disappointing in relative terms. We will next discuss the changes to the Fund that have been undertaken to hopefully help improve future performance.

      On June 14, 2010, the Fund transitioned from an active and passive multi-manager approach to a more passive, lower cost approach that includes tactical tilting. This enhanced index approach combines passive index implementation at the security level with a tactical asset allocation overlay. We believe the change in strategy will allow Wilmington Trust Investment Management, LLC ("WTIM") to express tactical insights, such as over- or underweighting value versus growth, in a more effective and efficient manner. Another benefit from the change will be better control over future tax-loss harvesting opportunities. Security selection is passive and is handled by WTIM's Equity Management Group and possibly in the future another low-cost sub-adviser. The Fund, in essence, has two portfolios -- a basket of growth stocks and a basket of value stocks -- and will reflect each stock's market capitalization weighting in the growth and value indices. The allocation between growth and value portfolios will be driven by WTIM's tactical asset allocation model insights on the relative value and momentum characteristics of growth and value stocks. In the future, different tactical insights, such as WTIM's sector-rotation model, may be employed. As a result of this strategy change, the sub-advisory contracts for two sub-advisers that managed assets for the Fund, First Quadrant, L.P. and Montag & Caldwell, Inc. were terminated. During the period after the transition to the new tactical beta strategy, the Fund held a neutral stance on style for domestic large-cap equities. The Fund, therefore, was not impacted by tactical asset allocation and matched the performance of the benchmark index.

      The Fund started and ended the year with a 50% growth/50% value style allocation. From late July to late September 2009 and also from January to April 2010, the Fund had an overweight allocation to growth. This tactical style allocation detracted from the Fund's excess returns as large-cap growth stocks lagged large-cap value stocks by over 6% during those time periods that the Fund had an overweight allocation to growth.

      For those periods, low-quality stocks outperformed high-quality stocks. We define low-quality as the most volatile quintile of stocks in the Russell 1000 Index as measured by daily volatility over the preceding year. Our view is that price volatility reflects the volatility of the underlying fundamentals and is thus a proxy for quality. The quintile of stocks in the Russell 1000 with the most price volatility returned +21.5% versus the other four quintiles (proxy for high-quality) which returned +13.4% during the period. The Fund had a structural bias towards high-quality and this bias was a negative factor in explaining relative performance.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      The Fund had a mega-capitalization bias and had a concurrent underweight to mid-cap stocks throughout the period. The Russell 1000 Index bottom quintile market cap outperformed the top quintile market cap by over 14% during the period (+25.1% for the Russell Midcap Index vs. +11.6% for the Russell Top 200 Index), which acted as a headwind for relative returns.

      At the end of December 2009, the Fund shifted its tactical allocation to 70% growth and 30% value based on the publication of the Wilmington Trust 2010 Capital Markets Forecast. To accomplish this shift, we chose to reallocate the assets from one of the Fund's active sub-advisers, Armstrong Shaw Associates Inc., which managed a large-cap value portfolio, to a passively managed portfolio managed by WTIM.

      The portfolio managed by Montag & Caldwell, Inc., the Fund's active growth manager, trailed its benchmark, the Russell 1000 Growth Index by 6.6% (+14.2% vs. +20.8%) from the start of the fiscal year through June 11, 2010. A combination of the portfolio's mega-cap bias and weak stock selection in technology (Research In Motion and Qualcomm) had a more meaningful impact than positive stock selection in energy (Cameron International).

      The portfolio managed by First Quadrant, L.P., the Fund's active core manager, lagged the performance of its benchmark, the Russell 1000 Index, by 5.0% (+17.5% vs. +22.5%) from the start of the fiscal year through June 11, 2010. Weak stock selection in financials (overweight positions in JPMorgan Chase and Goldman Sachs) was the primary factor in explaining their poor relative results.

      The Fundamentally Weighted Equity strategy managed by WTIM slightly trailed its benchmark, the Russell 1000 Value Index, by 0.4% (+23.6% vs. +24.0%) from the start of the fiscal year through June 11, 2010. The frictional cash held in the account accounted for the underperformance and excluding cash, their overall sector allocation had a positive impact. Good stock selection in financials was offset by weak selection in energy, technology, and industrials. The free cash flow and dividend factors used in the strategy helped the portfolio to outperform the benchmark while the net income factor cause the portfolio to trail the benchmark.

      During the first six months of the fiscal year, the portfolio managed by the Fund's active value manager, Armstrong Shaw Inc., returned +20.6% and trailed the Russell 1000 Value Index by 2.6%. The portfolio's overweight allocation to mega-capitalization companies had a negative impact on relative returns during the period. An overweight allocation in technology made positive relative contributions but was more than offset by weak stock selection in financials (overweight position in Bank of New York Mellon, -3.9%) and consumer discretionary (overweight position in Comcast, +14.6%).

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      The following graph and table compares the performance of the Fund with that of the Russell 1000 Index and the S&P 500 Index for the periods ended June 30, 2010.

                       WILMINGTON LARGE-CAP STRATEGY FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                          Russell 1000        S&P 500                Large Cap
                          ------------        -------                ---------
 7/1/2003                    10000             10000                   10000
6/30/2004                    11948             11912                   11318
6/30/2005                    12894             12665                   12195
6/30/2006                    14066             13759                   12984
6/30/2007                    16940             16590                   15379
6/30/2008                    14846             14413                   13726
6/30/2009                    10883             10635                    9754
6/30/2010                    12542             12169                   10757

                       WILMINGTON LARGE-CAP STRATEGY FUND


                                                  Average Annual Total Returns
                                       --------------------------------------------------
                                                                SINCE          SINCE
                                        1 YEAR     5 YEARS    INCEPTION(1)   INCEPTION(2)
                                       --------   ---------   ------------   ------------
Large-Cap Fund
 -- Institutional Shares                10.28%      -2.48%      1.05%             NA
 -- A Shares (with sales charge)(3)      6.52%         NA         NA           -4.72%
 -- A Shares at NAV                     10.36%         NA         NA           -3.97%
Russell 1000 Index                      15.24%      -0.56%      3.29%          -2.07%
S&P 500 Index                           14.43%      -0.79%      2.84%          -2.28%

----------

FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 0.95% (GROSS) & 0.27% (NET),
                        A SHARES - 1.20% (GROSS) & 0.52% (NET)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2010, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2010.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2010.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009, AS SUPPLEMENTED JUNE 14, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES REDUCED BY VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON SMALL-CAP STRATEGY FUND

      The Institutional Shares of the Wilmington Small-Cap Strategy Fund (the "Fund") returned 21.47% for the period July 1, 2009 through June 30, 2010, virtually matching the return of 21.48% for the Fund's benchmark, the Russell 2000 Index. The Fund seeks to exceed the performance of the Russell 2000 Index through tactical investment tilts and to maintain an expense ratio comparable to purely passive strategies. We believe that the returns of the Fund will closely track those of the Russell 2000 Index.

      The Fund began the third quarter of 2009 neutral to the Russell 2000 Index. At the end of July 2009, the Fund implemented a 40% value/60% growth style tilt. During August, the Russell 2000 Growth Index underperformed the Russell 2000 Value Index by 3.7%. In September, the Russell 2000 Growth Index outperformed the Russell 2000 Value Index by 1.5%. The impact of the tilt on the Fund's performance was a negative 0.30%. At the end of September, the Fund was rebalanced to 50% value/50% growth target. The Wilmington Trust Investment Strategy Team (IST) kept the style-tilt neutral to the Russell 2000 benchmark throughout the quarter. Therefore the Fund's fourth quarter performance was not impacted by tactical asset allocation calls. The Fund was essentially replicating the Russell 2000 and slightly outperformed the index by 20 basis points during the 4th quarter of 2009. For the first two quarters of 2010, the Fund continued to track the Russell 2000 Core Index. The replication portfolio added 0.2% and 0.1% to the respective quarterly relative returns from the small amount of tracking error and securities lending. The 0.3% from residual and income allowed the Fund to finish the twelve-month period even with its benchmark.

      Wilmington Trust's IST and Investment Research Team have completed research that shows over-weighting stocks with low price volatility, a proxy for quality, can reduce portfolio risk and add to relative return. The Investment Strategy Team is looking for two signs before implementing a quality signal in the Fund. They first need to see two consecutive months of low volatility names outperforming higher volatility names. The second sign would be to see these high quality companies outperforming on days when the broad stock markets are up. The market sell-off in May and June provided the first sign, but IST has yet to see confirmation from the second. If implemented, the quality trade would be scaled to keep the fund in-line with its stated tracking error maximum of 2-3% versus the Russell 2000 Index.

      At the end of June, the quality signal had not been triggered and the IST recommended maintaining the neutral stance on style. The Fund is positioned to track the Russell 2000 Core Index. The IST and Investment Research Team are evaluating additional tactics which can be used to help improve the risk-adjusted return of the Fund.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      The following graph and table compares the performance of the Fund with that of the Russell 2000 Index and the S&P SmallCap 600 Index for the periods ended June 30, 2010.

                       WILMINGTON SMALL-CAP STRATEGY FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                         Russell 2000     S&P Small Cap      Small Cap
                         ------------     -------------    -------------
 7/1/2003                    10000            10000           10000
6/30/2004                    13337            13525           12800
6/30/2005                    14597            15344           14245
6/30/2006                    16724            17481           15729
6/30/2007                    19473            20285           17997
6/30/2008                    16320            17309           14734
6/30/2009                    12238            12928           10650
6/30/2010                    14866            15984           12937

                       WILMINGTON SMALL-CAP STRATEGY FUND

                                          Average Annual Total Returns
                                       ----------------------------------
                                                                SINCE
                                        1 YEAR     5 YEARS    INCEPTION(1)
                                       --------   ---------   ------------
Small-Cap Strategy Fund
 -- Institutional Shares                21.47%     -1.91%      3.75%
Russell 2000 Index                      21.48%      0.37%      5.83%
S&P SmallCap 600 Index                  23.64%      0.82%      6.93%

----------

FUND EXPENSE RATIOS(2): INSTITUTIONAL SHARES - 1.54% (GROSS) & 0.27% (NET)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2010, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2010.

(2) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES REDUCED BY CONTRACTUAL FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

      The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned 13.10% for the fiscal year July 1, 2009 through June 30, 2010. The Fund's benchmark, the MSCI All Country World ex-US Index ("MSCI ACWI ex-US") returned 10.43% over the same time period. The MSCI ACWI ex-US is a free float-adjusted market capitalization index that is designed to measure developed and emerging market equity performance, excluding the U.S. market. Both the tactical asset allocation decisions and overall manager selection had a positive effect, which explains the strong relative returns during the year.

      International developed large-cap equities returned 7.0% during the year as measured by the MSCI World ex-US Index. The year started off strong as global equities, led by financials, continued the rally that started in March 2009. International equity markets took a breather over the following six months and returned to a more normal return environment as the MSCI World Index ex-US Index returned 3.8% from October 1, 2009 to March 31, 2010. Finally, the last three months of the fiscal year saw international equities experiencing poor performance as the MSCI World ex-US Index returned -13.6% due in large part to the sovereign debt crisis in Europe and falling commodity prices signaling a slowdown in economic growth.

      Meanwhile, emerging markets returned +23.1% for the fiscal year as measured by the MSCI Emerging Markets Index. There was not much variation in returns among the three main regions as Europe returned +26.5%, Latin America returned +25.4%, and Asia returned +22.7%.

      International developed market equity returns for U.S. investors were hurt by the strength of the U.S. dollar. The overall impact of currency fluctuations between the U.S. dollar and developed country currencies was to decrease the dollar-denominated returns of developed market equities by approximately 3% for the year.

      Using the MSCI World ex-US indices as proxies, value stocks in developed markets underperformed growth stocks. Value stocks (MSCI World ex-US Value Index, 5.3%) trailed growth stocks (MSCI World ex-US Growth Index, 8.7%) by 3.4%. Along the market capitalization dimension, small-caps (MSCI World ex-US Small-Cap Index, +15.1%) outperformed large-caps (MSCI World ex-US Index, 7.0%) by 8.1% for the year.

      Throughout the year, the Fund had an average 38% allocation to emerging market equities. The Fund's overweight allocation to emerging markets (the MSCI ACWI ex-US Index had an average 22% allocation to emerging markets) had a meaningful positive effect on the Fund's relative performance.

      The Fund began the year with a tactical allocation of 63% developed countries large-cap stocks. At end of October 2009, we transitioned to a tactical allocation of 53% developed large-cap and 10% developed small-cap and maintained this allocation until April 2010 when we marginally increased the allocation to developed small-cap equities to 13% with a corresponding decrease in large-cap equities. This tactical allocation to developed small-caps had a modest positive effect on the Fund's excess returns for the year as developed small-caps outperformed the Fund's benchmark in the final eight months of the fiscal year (MSCI World ex-US Small-Cap Index returned -4.9% compared with -6.6% for the MSCI ACWI ex-US Index over the same time frame).

      The Fund started the fiscal year with an equal-weighted allocation between developed countries large-cap value and growth. At the beginning of October 2009, the Fund shifted to a tactical allocation within developed large-cap of 40% growth and 60% value. There were two more subsequent allocation decisions to increase the overweight allocation to value to 75% by the end of April 2010 before a final allocation

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

decision was made in early May to bring the style allocation back to a neutral weighting between value and growth. The decision to overweight developed large-cap value for most of the year had a modest negative effect as value stocks (MSCI World ex-US Value Index, +5.3%) trailed growth stocks (MSCI World ex-US Growth Index, +8.7%) by 3.4% for the year.

      The Fund began the period with assets totaling $396 million and ended the year with assets totaling $249 million. The primary reason for the decline in assets was an asset allocation decision made by Wilmington Trust Investment Management ("WTIM") in May to reduce non-U.S. equity exposure (both developed and emerging) by one-third as the momentum and price signals utilized by WTIM shifted from an overweight preference to non-US equities versus domestic equities to a neutral stance between non-U.S. equities and domestic. This decision coincided with the increased market risk brought on by the sovereign debt crisis in Europe and the uncertainty and disagreements surrounding the response to those crises by European governments. This strategy change forced the Fund to raise cash to meet shareholder redemptions in May and June. The extra cash held by the Fund during the market decline in the final two months of the year had a positive effect on the Fund's excess returns.

      The Fund now employs five active investment managers: Goldman Sachs Asset Management, L.P. ("GSAM"), Artio Global Investors Inc. ("Artio"), Dimensional Fund Advisors LP ("DFA"), Parametric Portfolio Associates, Inc. ("Parametric"), and Principal Global Investors, LLC ("Principal").

      The steep decline in assets reduced the Fund's flexibility to continue to have six active sub-advisers, and we decided to reduce the assets managed by Acadian Asset Management LLC ("Acadian") to zero by mid-May. Given that the Fund had two quantitative developed large-cap managers, after taking assets away from the Acadian All-Cap strategy the Fund still retained the following active managers in developed large-cap:

      -     Artio -- Fundamental bottoms-up with some thematic investing

      - GSAM -- Quantitative country and sector neutral investing (can adjust target benchmark for this portfolio -- currently growth)

      -     DFA -- Rules-based value investing based on book-to-market

      The two quantitative active managers, Acadian and GSAM, have seen their correlation of excess return dramatically increase over the past 12 months thereby reducing the diversification benefits from having both managers. Given our flexibility with GSAM to change their target benchmark and dedicated focus to only large-cap securities, we recommended keeping GSAM in the Fund. During the period that Acadian managed their portfolio, they had a positive impact on the Fund's excess returns as they were able to exceed their benchmark index by over 2%.

      The developed country large-cap value portfolio managed by DFA also had a positive impact on the Fund's excess returns (3% better than the MSCI World ex-US Value Index). DFA's strategy to overweight high book-to-price stocks and to underweight the largest market-capitalization stocks both had the largest positive impacts on relative performance. An underweight allocation to Japan, one of the worst-performing developed markets over the period, had a minor positive impact on relative performance.

      The fundamental core portfolio managed by Artio beat its MSCI World ex-US Index benchmark by 3% as an allocation to emerging markets had a sizable positive impact on relative returns. The portfolio's Canadian materials holdings, especially gold-related, were notable outperformers. An underweight allocation to Spain, notably in financials, also had a positive effect. Finally, Artio hedged part of the European currency exposure back into U.S. dollars, boosting the portfolio's returns.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      The quantitative developed country large-cap portfolio managed by GSAM slightly trailed its blended benchmark. GSAM's quantitative CORE (Computer-Optimized, Research-Enhanced) investment philosophy is predicated on three ideas: fundamentals drive alpha, risk management helps add value, and lower trading costs mean higher portfolio returns. Returns to the investment themes were mainly positive for the period. Valuation contributed most positively, followed by Momentum, Quality, Sentiment and Profitability. Despite positive results from their investment themes, stock specific/residual factors had a more meaningful negative impact on the performance for the year. The portfolio's holdings in the UK and Japan were least successful relative to their peers in the benchmark. Meanwhile, stock selection in Sweden and Austria were most successful for the year. From a sector perspective, stock selection was weakest in the consumer staples and technology sectors and strongest in the financials and materials.

      The emerging markets portfolio managed by Parametric had a meaningful positive effect on the Fund's excess returns (3% better than the MSCI Emerging Markets Index). The key positive contributing factor was a structural underweight to China, the largest benchmark weighted country. While the MSCI Emerging Markets Index returned +23.1% for the year, China only posted +10.9% over the same time frame.

      The emerging markets portfolio managed by Principal outperformed its benchmark index by almost 1%. As Principal's strategy primarily maintains individual country weights close to the benchmark, stock selection in individual countries was overall net positive especially within Taiwan, Thailand, and Indonesia. The strategy also attempts to maintain neutral sector weightings relative to the benchmark. The portfolio experienced positive stock selection in consumer discretionary, consumer staples, and energy.

      The Fund invested in two actively managed developed country small-cap mutual funds at the end of October. Both of the mutual funds, the MFS International New Discovery Fund and the Vanguard International Explorer Fund, were able to better the return of the MSCI World ex-US Index from November to June and contribute positively to the Fund's excess returns.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      The following graph and performance table compares the performance of the Fund with that of the MSCI All Country World Index ex-US ("MSCI ACWI ex-US) for the periods ended June 30, 2010.

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                      MSCI AC ex US Index                Multi-Manager International Fund - Inst.
                      --------------------               ----------------------------------------
6/30/2000                     10000                                       10000
6/30/2001                      7581                                        7245
6/30/2002                      6941                                        6209
6/30/2003                      6622                                        5676
6/30/2004                      8743                                        7328
6/30/2005                     10182                                        8531
6/30/2006                     13023                                       10809
6/30/2007                     16880                                       14113
6/30/2008                     15760                                       12634
6/30/2009                     10887                                        8488
6/30/2010                     12023                                        9600

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

                                                 Average Annual Total Returns
                                       -----------------------------------------------
                                                                             SINCE
                                        1 YEAR     5 YEARS     10 YEARS    INCEPTION(1)
                                       --------   ---------   ----------   ------------
International Fund
 -- Institutional Shares                13.10%      2.39%       -0.41%          NA
 -- A Shares (with sales charge)(2)      8.88%        NA           NA        -1.44%
 -- A Shares at NAV                     12.74%        NA           NA        -0.66%
MSCI ACWI ex-US                         10.43%      3.38%        1.86%        0.40%

FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 1.44% (GROSS) & 1.42% (NET),
                        A SHARES - 1.69% (GROSS) & 1.67% (NET)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE TEN YEAR PERIOD ENDED JUNE 30, 2010, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDEX FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

INVESTING IN FOREIGN SECURITIES MAY INVOLVE CERTAIN ADDITIONAL RISK, INCLUDING, BUT NOT LIMITED TO, EXCHANGE RATE FLUCTUATIONS, LESS LIQUIDITY, GREATER VOLATILITY, LESS REGULATION AND MORE POLITICAL AND ECONOMIC INSTABILITY.

(1) THE SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT ARE MORE THAN TEN YEARS OLD. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2010.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MULTI-MANAGER REAL ASSET FUND

      For the period July 1, 2009 through June 30, 2010, the Wilmington Multi-Manager Real Asset Fund ("the Fund") returned 6.76% compared to a return of 11.90% for the blended benchmark. The blended benchmark is a blend of 40% Barclays World Government Inflation Linked Bond ("ILB") Index, 30% S&P Developed Property Index, and 30% Dow Jones-UBS Commodity Index ("DJUBSCI"). The underperformance relative to the blended benchmark is attributed primarily to the asset allocation shifts made during the first half of the year, though fees and the Fund's managers/investments also detracted from relative performance.

      The decision to remain tactically underweight global real estate and overweight global ILBs in the second half of 2009 was the largest source of performance variance between the Fund and its blended benchmark. The Fund had a 15% tilt toward global ILBs and away from global real estate securities in July 2009. At the beginning of August 2009, that tilt was somewhat reduced and the Fund moved to an allocation of 50% global ILBs, 20% global real estate, and 30% commodities until the beginning of January 2010. At that point, the Fund's allocation was adjusted to be in line with its blended benchmark.

      Being underweight in global real estate securities served as a headwind for the Fund, as public real estate fared the best of the Fund's three main exposures during the second half of 2009. A tactical overweight to ILBs and tactical underweight to real estate was in place for three reasons: our proprietary, tactical real asset model preferred ILBs and commodities relative to real estate; we believed the more leveraged nature of real estate securities made their risk-adjusted returns less attractive; and finally, it was expected that the implementation of an aggressive stimulus plan in China could provide a significant tailwind to commodities -- and therefore inflation -- making ILBs a good risk-adjusted way to play the impact of the Chinese/global stimulus. During the last half of 2009, the S&P Developed Property Index gained 30.3%. The strong performance of property companies during this period was ascribed to a combination of the additional capital raised by these companies and the improving broader market environment.

      Global ILBs, as measured by the Barclays World Government ILB Index, gained 8.5% during the 12-month period. Global ILBs rose as real interest rates generally declined across all markets. The portfolio of global developed- and emerging-market ILBs managed by Pacific Investment Management Company LLC ("PIMCO") outperformed its blended benchmark by 2.1%. PIMCO's blended benchmark consists of 85% Barclays World Government ILB Index and 15% Barclays Emerging Market Government ILB Index, and it gained 8.7% over the trailing 12-month period. The PIMCO portfolio benefited from a variety of positions including an underweight to U.S. and Eurozone ILBs in favor of nominal bonds (since nominal bonds outperformed based on their "flight to quality and liquidity" status); a longer total duration (which was positive as interest rates fell); an underweight to Greek ILBs (which posted heavy losses amid credit downgrades); and exposure to emerging market currencies. The portfolio of global, developed-market ILBs managed by Sinopia Asset Management ("Sinopia") also fared well during the period. The Sinopia portfolio outperformed the Barclays World Government ILB Index by 0.7%, due primarily to overweight allocations to U.S. and Japanese ILBs.

      As previously mentioned, global real estate securities rallied during the second half of 2009 and ended the 12-month period ended June 30, 2010 up 25.2%, as measured by the S&P Developed Property Index. Improving property fundamentals (occupancy rates, balance sheets, interest rates, etc.) -- as well as the generally favorable macro-economic news, supported returns during this period. In this strong up market, though, most active real estate securities managers found it hard to keep up with the benchmark and the Fund's two global real estate sub-advisors were no exception. The portfolio managed by ING Clarion Real Estate Securities, LP ("ING CRES") trailed its global benchmark by approximately 2.3% during the

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

period, while EII Realty Securities, Inc. ("EII") trailed by approximately 1.6%. The ING CRES portfolio was negatively impacted by country allocation decisions in Asia and the Americas, as well as weak stock selection in the Asia-Pacific region. The EII portfolio was also hurt by country allocation decisions -- notably the lack of exposure to Canada -- as well as an overweight allocation to cash (which was a drag on performance in the strong up-market).

      Commodities fared the worst of the three asset classes in the Fund during the last 12 months (rising just 2.8%, as measured by the DJUBSCI). During this time, there were wide dispersions among the returns of the various commodities -- gold fared the best (gaining 36.3%), and natural gas fared the worst (-35.1%). The PIMCO CommodityRealReturn Fund (the "PIMCO Fund") gained 14.6%, significantly outpacing the DJUBSCI. The PIMCO Fund invests in derivative securities whose performance is linked to the DJUBSCI, while the collateral portion of the portfolio is actively managed by investing primarily in domestic ILBs in an attempt to add incremental returns, along with additional inflation hedging. The PIMCO Fund's excess return, therefore, can be attributed to the collateral portfolio beating the return on T-Bills, which is the implied cost-of-carry for the index. The Credit Suisse Commodity Return Strategy Fund has a similar structure as the PIMCO Fund, but instead of investing the collateral primarily in domestic ILBs, it invests primarily in enhanced cash securities. During the last 12 months, the Credit Suisse Fund modestly outperformed the DJUBSCI (3.0 vs. 2.8%).

      Finally, in the commodities space, the Fund had exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield ("DBLCIOY") from July to October 2009. At that point, the exposure was changed to the DBLCIOY Diversified, a similar yet broader-based commodity exposure set. Exposure to this index is attained via investment in the PowerShares DB Commodity Index Tracking Fund, as well as investment in a structured note. During the period, the blend of the DBLCIOY (July to October 2009) and the DBLCIOY Diversified (November 2009 to June 2010) lost -2.9%. While the dynamic method of rolling expiring futures contracts that the index employs added value over the trailing 12 months, unfortunately it was not enough to offset some of the strategic relative over-/under-weight allocations which detracted from returns versus the DJUBSCI.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      The following table compares the performance of the Fund with that of the Barclays Capital World Government Inflation-Linked Bond Index ("Barclays GILB Index") and the Fund's blended benchmark for the periods ended June 30, 2010.

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                         Barclays Global      Blended Index*      Fund - Inst'l
                         ---------------      -------------      --------------
 7/1/2003                     10000               10000               10000
6/30/2004                     10338               11509               11940
6/30/2005                     11350               13376               15522
6/30/2006                     11383               14519               18080
6/30/2007                     11709               15481               18965
6/30/2008                     13139               17214               23188
6/30/2009                     13191               13683               17023
6/30/2010                     14317               15311               18174

----------

* BLENDED INDEX IS CURRENTLY COMPRISED OF 40% BARCLAYS GILB INDEX, 30% S&P GLOBAL DEVELOPED PROPERTY INDEX AND 30% DOW JONES-UBS COMMODITY INDEX. PRIOR TO 1/1/09, THE BLENDED INDEX COMPRISED OF 50% BARCLAYS TREASURY INFLATION PROTECTED SECURITIES INDEX, 30% NAREIT EQUITY INDEX AND 20% DOW JONES-UBS COMMODITY INDEX.

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND

                                                  Average Annual Total Returns
                                       --------------------------------------------------
                                                                 SINCE         SINCE
                                        1 YEAR     5 YEARS    INCEPTION(1)   INCEPTION(2)
                                       --------   ---------   ------------   ------------
Real Asset Fund
 -- Institutional Shares                 6.76%       3.20%       8.91%           NA
 -- A Shares (with sales charge)(3)      2.85%         NA          NA          1.33%
 -- A Shares at NAV                      6.57%         NA          NA          2.14%
Blended Index: GILB/S&P Dev
 Pr/DJ-UBS(4)                           11.90%       2.74%       6.27%         2.03%
Barclays GILB Index                      8.53%       4.75%       5.26%         4.82%

----------

FUND EXPENSE RATIOS(5): INSTITUTIONAL SHARES - 0.96% (GROSS & NET),
                        A SHARES - 1.21% (GROSS & NET)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL SHARES OF THE FUND FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS, THROUGH JUNE 30, 2010, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. RETURNS FOR THE A SHARES ARE LOWER THAN THE INSTITUTIONAL SHARES BECAUSE THEY ARE SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE OF 3.50% AND ADDITIONAL ANNUAL EXPENSES SUCH AS A 0.25% DISTRIBUTION FEE (12B-1). A SHARES COMMENCED OPERATIONS ON DECEMBER 20, 2005. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH JUNE 30, 2010.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH JUNE 30, 2010. THE SINCE INCEPTION RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH JUNE 30, 2010.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE BLENDED INDEX IS CURRENTLY COMPRISED OF A 40% WEIGHTING OF THE BARCLAYS GILB INDEX, 30% WEIGHTING OF THE S&P GLOBAL DEVELOPED PROPERTY INDEX, AND A 30% WEIGHTING OF THE DOW JONES-UBS COMMODITY INDEX TOTAL RETURN. PRIOR TO JANUARY 1, 2009, THE BLENDED INDEX WAS COMPRISED OF A 50% WEIGHTING OF THE BARCLAYS US TIPS INDEX, A 30% WEIGHTING OF THE FTSE NAREIT EQUITY INDEX AND A 20% WEIGHTING OF THE DOW JONES-UBS COMMODITY INDEX TOTAL RETURN.

(5) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

      We invite your comments and questions and thank you for your investment in the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                Sincerely,

                                                /s/ John J. Kelley

                                                John J. Kelley
                                                President

July 23, 2010

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2010 TO JUNE 30, 2010

EXPENSE TABLES

                                  BEGINNING       ENDING                    EXPENSES
                                   ACCOUNT       ACCOUNT       ANNUALIZED     PAID
                                    VALUE         VALUE         EXPENSE      DURING
                                   1/1/10        6/30/10         RATIO      PERIOD*
                                 -----------    ---------     -----------   --------
LARGE-CAP STRATEGY FUND
 --  INSTITUTIONAL SHARES
Actual Fund Return ............. $  1,000.00   $   916.10        0.87%     $   4.13
Hypothetical 5% Return
  Before Expenses ..............    1,000.00     1,020.48        0.87          4.36

LARGE-CAP STRATEGY FUND
 --  A SHARES
Actual Fund Return ............. $  1,000.00   $   915.40        1.12%     $   5.32
Hypothetical 5% Return
  Before Expenses ..............    1,000.00     1,019.24        1.12          5.61

SMALL-CAP STRATEGY FUND
 --  INSTITUTIONAL SHARES
Actual Fund Return ............. $  1,000.00   $   983.40        0.25%     $   1.23
Hypothetical 5% Return
  Before Expenses ..............    1,000.00     1,023.55        0.25          1.25

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   EXPENSE DISCLOSURE -- CONTINUED

                                              BEGINNING       ENDING                 EXPENSES
                                                ACCOUNT      ACCOUNT   ANNUALIZED      PAID
                                                VALUE         VALUE      EXPENSE      DURING
                                                1/1/10       6/30/10      RATIO       PERIOD*
                                             -----------   ----------  ----------   ----------
MULTI-MANAGER INTERNATIONAL FUND
 --  INSTITUTIONAL SHARES
Actual Fund Return ......................... $  1,000.00   $   914.30      1.32%    $    6.27
Hypothetical 5% Return Before Expenses .....    1,000.00     1,018.25      1.32          6.61

MULTI-MANAGER INTERNATIONAL FUND
 --  A SHARES
Actual Fund Return ......................... $  1,000.00   $   913.40      1.57%    $    7.45
Hypothetical 5% Return Before Expenses .....    1,000.00     1,017.01      1.57          7.85

MULTI-MANAGER REAL ASSET FUND
 --  INSTITUTIONAL SHARES
Actual Fund Return ......................... $  1,000.00   $   957.50      0.99%    $    4.80
Hypothetical 5% Return Before Expenses .....    1,000.00     1,019.89      0.99          4.96

MULTI-MANAGER REAL ASSET FUND
 --  A SHARES
Actual Fund Return ......................... $  1,000.00   $   956.80      1.24%    $    6.02
Hypothetical 5% Return Before Expenses .....    1,000.00     1,018.65      1.24          6.21


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2010

The following tables present a summary of the portfolio holdings of each of the Wilmington Strategy Funds and the Wilmington Multi-Manager Funds as a percentage of its total investments, excluding short-term investments held as collateral for loaned securities.

LARGE-CAP STRATEGY FUND
   Common Stocks
     Information Technology .........  18.2%
     Financials .....................  16.5%
     Health Care ....................  12.1%
     Industrials ....................  10.8%
     Consumer Discretionary .........  10.7%
     Consumer Staples ...............  10.3%
     Energy .........................  10.2%
     Materials ......................   3.8%
     Utilities ......................   3.8%
     Telecommunication Services .....   2.9%
   Exchange-Traded Funds ............   0.4%
   Short-Term Investments ...........   0.3%
                                      -----
                                      100.0%
                                      =====

SMALL-CAP STRATEGY FUND
   Common Stocks
     Financials .....................  21.0%
     Information Technology .........  17.5%
     Industrials ....................  15.1%
     Health Care ....................  13.6%
     Consumer Discretionary .........  13.4%
     Energy .........................   5.4%
     Materials ......................   4.7%
     Consumer Staples ...............   3.3%
     Utilities ......................   3.2%
     Telecommunication Services .....   1.0%
   Exchange-Traded Funds ............   1.7%
   Short-Term Investments ...........   0.1%
                                      -----
                                      100.0%
                                      =====

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED

MULTI-MANAGER INTERNATIONAL FUND
   Common Stocks
     Financials .....................................   18.8%
     Materials ......................................   11.1%
     Industrials ....................................    9.7%
     Consumer Staples ...............................    8.5%
     Consumer Discretionary .........................    8.2%
     Energy .........................................    7.7%
     Information Technology .........................    6.0%
     Telecommunication Services .....................    5.8%
     Health Care ....................................    3.6%
     Utilities ......................................    3.3%
   Mutual Funds .....................................    8.8%
   Exchange-Traded Funds ............................    2.6%
   Preferred Stocks .................................    2.1%
   Call Warrants ....................................    1.5%
   Short-Term Investments ...........................    2.0%
   Certificates .....................................    0.2%
   Rights ...........................................    0.1%
   Corporate Bonds ..................................    0.0%
                                                       -----
                                                       100.0%
                                                       =====
COUNTRY ALLOCATION
     Japan ..........................................    8.9%
     United Kingdom .................................    8.3%
     Canada .........................................    4.5%
     Switzerland ....................................    4.4%
     Brazil .........................................    3.6%
     Germany ........................................    3.6%
     South Korea.....................................    3.5%
     Netherlands ....................................    3.4%
     France .........................................    3.3%
     Hong Kong ......................................    3.3%
     Taiwan .........................................    3.2%
     Russia .........................................    2.7%
     South Africa ...................................    2.6%
     Australia ......................................    2.5%
     China ..........................................    2.5%
     Mexico .........................................    2.4%
     India ..........................................    2.1%
     Indonesia ......................................    1.2%
     Sweden .........................................    1.2%
     Luxembourg .....................................    1.1%
     Malaysia .......................................    1.1%
     Poland .........................................    1.1%
     Thailand .......................................    1.1%
     Turkey .........................................    1.1%
     All other countries less than 1% ...............   13.9%
   Exchange-Traded Funds ............................    2.6%
   Mutual Funds .....................................    8.8%
   Short-Term Investments ...........................    2.0%
                                                       -----
                                                       100.0%
                                                       =====
MULTI-MANAGER REAL ASSET FUND
Inflation-Linked and Fixed Income Securities
   Foreign Government Inflation-Linked Securities ...   22.4%
   U.S. Government Inflation-Linked Securities ......   16.0%
   Corporate Bonds ..................................    2.4%
   Exchange-Traded Funds ............................    1.0%
   Asset-Backed Securities ..........................    0.9%
   Variable Rate Demand Notes .......................    0.8%
Real Estate Related Securities
   REITs
     Retail .........................................    5.1%
     Diversified ....................................    2.8%
     Office .........................................    2.8%
     Specialized ....................................    2.5%
     Residential ....................................    2.0%
     Industrial .....................................    0.8%
   Common Stock .....................................    9.5%
Commodity Related Securities
   Investment Companies .............................    8.8%
   Exchange-Traded Funds ............................    7.1%
   Structured Note ..................................    3.3%
Short-Term Investments ..............................   11.8%
                                                       -----
                                                       100.0%
                                                       =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010

   (Showing Percentage of Net Assets)

                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                             ------   ----------
COMMON STOCK -- 99.5%
 CONSUMER DISCRETIONARY --  10.8%
  AUTO COMPONENTS -- 0.4%
   Autoliv, Inc.(1) ........................................  1,250   $   59,813
   BorgWarner, Inc.*(1) ....................................  1,540       57,504
   Gentex Corp. ............................................  2,390       42,972
   Johnson Controls, Inc.(1) ...............................  7,730      207,705
   Lear Corp.* .............................................    500       33,100
   The Goodyear Tire & Rubber Co.* .........................  3,960       39,362
   TRW Automotive Holdings Corp.*(1) .......................  1,410       38,874
                                                                       ---------
                                                                         479,330
                                                                       ---------

  AUTOMOBILES -- 0.4%
   Ford Motor Co.*(1) ...................................... 37,920      382,234
   Harley-Davidson, Inc. ...................................  2,750       61,132
   Thor Industries, Inc. ...................................    280        6,650
                                                                       ---------
                                                                         450,016
                                                                       ---------

  DISTRIBUTORS -- 0.1%
   Genuine Parts Co. .......................................  1,860       73,377
   LKQ Corp.* ..............................................  2,340       45,115
                                                                       ---------
                                                                         118,492
                                                                       ---------

  DIVERSIFIED CONSUMER SERVICES -- 0.2%
   Apollo Group, Inc. - Class A* ...........................  1,387       58,906
   Career Education Corp.*(1) ..............................    845       19,452
   DeVry, Inc.(1) ..........................................    820       43,042
   H&R Block, Inc. .........................................  4,060       63,702
   Hillenbrand, Inc. .......................................    200        4,278
   ITT Educational Services, Inc.* .........................    470       39,019
   Service Corp. International .............................  1,670       12,358
   Strayer Education, Inc.(1) ..............................    110       22,868
   Weight Watchers International, Inc.(1) ..................    360        9,248
                                                                       ---------
                                                                         272,873
                                                                       ---------

  HOTELS, RESTAURANTS & LEISURE -- 1.8%
   Bally Technologies, Inc.* ...............................    900       29,151
   Boyd Gaming Corp.*(1) ...................................    280        2,377
   Brinker International, Inc. .............................  1,020       14,749
   Burger King Holdings, Inc. ..............................    620       10,441
   Carnival Corp. ..........................................  5,120      154,829
   Chipotle Mexican Grill,Inc. - Class A* ..................    250       34,202
   Choice Hotels International, Inc.(1) ....................     60        1,813
   Darden Restaurants, Inc.(1) .............................  1,540       59,829
   Hyatt Hotels Corp. - Class A* ...........................    250        9,273
   International Game Technology ...........................  3,600       56,520
   International Speedway Corp. - Class A(1) ...............     70        1,803
   Las Vegas Sands Corp.*(1) ...............................  3,420       75,719
   Marriott International, Inc. - Class A(1) ...............  3,472      103,952
   McDonald's Corp. ........................................ 11,699      770,613
   MGM Resorts International*(1) ...........................  3,810       36,728
   Panera Bread Co. - Class A* .............................    445       33,504
   Penn National Gaming, Inc.*(1) ..........................    280        6,468
   Royal Caribbean Cruises, Ltd.* ..........................  1,980       45,085
   Scientific Games Corp. - Class A* .......................    200        1,840
   Starbucks Corp. .........................................  8,460      205,578
   Starwood Hotels & Resorts Worldwide, Inc.(1) ............  2,130       88,246
   Wendy's/Arby's Group, Inc. - Class A ....................  1,200        4,800
   WMS Industries, Inc.* ...................................    920       36,110
   Wyndham Worldwide Corp. .................................  2,660       53,572
   Wynn Resorts, Ltd. ......................................    820       62,541
   Yum! Brands, Inc. .......................................  5,050      197,152
                                                                       ---------
                                                                       2,096,895
                                                                       ---------

  HOUSEHOLD DURABLES -- 0.6%
   D.R. Horton, Inc.(1) ....................................  1,770       17,399
   Fortune Brands, Inc. ....................................  1,760       68,957
   Garmin, Ltd.(1) .........................................  2,290       66,822

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                             ------   ----------
HOUSEHOLD DURABLES -- (CONTINUED)
   Harman International Industries, Inc.* ..................  1,180   $   35,270
   Jarden Corp.(1) .........................................    460       12,360
   KB Home .................................................    940       10,340
   Leggett & Platt, Inc.(1) ................................  1,070       21,464
   Lennar Corp. - Class A(1) ...............................  1,110       15,440
   M.D.C. Holdings, Inc.(1) ................................    230        6,199
   Mohawk Industries, Inc.*(1) .............................    450       20,592
   Newell Rubbermaid, Inc.(1) ..............................  4,020       58,853
   NVR, Inc.*(1) ...........................................    130       85,154
   Pulte Homes, Inc.*(1) ...................................  2,340       19,375
   Stanley Black & Decker, Inc. ............................  1,820       91,947
   Tempur-Pedic International, Inc.* .......................  1,000       30,750
   Toll Brothers, Inc.*(1) .................................    750       12,270
   Tupperware Brands Corp. .................................    800       31,880
   Whirlpool Corp.(1) ......................................    850       74,647
                                                                       ---------
                                                                         679,719
                                                                       ---------

INTERNET & CATALOG RETAIL -- 0.6%
   Amazon.com, Inc.* .......................................  3,730      407,540
   Expedia, Inc.(1) ........................................  2,940       55,213
   Liberty Media Corp. - Interactive - Class A* ............  6,950       72,975
   Netflix, Inc.*(1) .......................................    480       52,152
   Priceline.com, Inc.*(1) .................................    530       93,566
                                                                       ---------
                                                                         681,446
                                                                       ---------

LEISURE EQUIPMENT & PRODUCTS -- 0.1%
   Hasbro, Inc. ............................................  1,590       65,349
   Mattel, Inc. ............................................  4,150       87,814
                                                                       ---------
                                                                         153,163
                                                                       ---------

MEDIA -- 3.2%
   Cablevision Systems New York Group - Class A ............  2,740       65,787
   CBS Corp. - Class B(1) ..................................  7,700       99,561
   Central European Media Enterprises, Ltd. - Class A*(1) ..    160        3,184
   Clear Channel Outdoor Holdings, Inc. - Class A* .........    500        4,340
   Comcast Corp. - Class A ................................. 30,780      534,649
   CTC Media, Inc. .........................................     20          289
   DIRECTV - Class A* ......................................  9,490      321,901
   Discovery Communications, Inc. - Class A* ...............  3,000      107,130
   Discovery Communications, Inc. - Class C*(1) ............     75        2,320
   DISH Network Corp. ......................................  1,580       28,677
   DreamWorks Animation SKG, Inc. - Class A* ...............    390       11,134
   Gannett Co., Inc.(1) ....................................  2,190       29,477
   Interactive Data Corp. ..................................    240        8,011
   John Wiley & Sons, Inc. - Class A .......................    300       11,601
   Lamar Advertising Co. - Class A*(1) .....................    300        7,356
   Liberty Global, Inc. - Class A*(1) ......................  3,120       81,089
   Liberty Media Corp. - Series A* .........................    876       45,412
   Liberty Media Corp. - Capital Class A* ..................    560       23,470
   Madison Square Garden, Inc.* ............................     87        1,711
   Meredith Corp. ..........................................    360       11,207
   Morningstar, Inc.*(1) ...................................    100        4,252
   News Corp. - Class A .................................... 26,230      313,711
   Omnicom Group, Inc. .....................................  3,490      119,707
   Regal Entertainment Group - Class A .....................    770       10,041
   Scripps Networks  Interactive, Inc. - Class A(1) ........  1,080       43,567
   Sirius XM Radio, Inc.* .................................. 36,300       34,467
   The Interpublic Group of Cos., Inc.* ....................  6,820       48,627
   The McGraw-Hill Cos., Inc.(1) ...........................  3,640      102,430
   The New York Times Co. - Class A*(1) ....................    670        5,795
   The Walt Disney Co.(1) .................................. 21,646      681,849
   The Washington Post Co. - Class B .......................     40       16,419
   Thomson Reuters Corp. ...................................  4,200      150,486
   Time Warner Cable, Inc. .................................  4,124      214,778
   Time Warner, Inc.* ...................................... 12,396      358,368

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                        VALUE
                                                             SHARES    (NOTE 2)
                                                             ------  -----------
 MEDIA -- (CONTINUED)
  Viacom, Inc. - Class B ..................................  7,020  $   220,217
  Virgin Media, Inc. ......................................  3,370       56,245
  Warner Music Group Corp.* ...............................    480        2,333
                                                                     ----------
                                                                      3,781,598
                                                                     ----------

 MULTILINE RETAIL -- 0.8%
  Big Lots, Inc.* .........................................  1,324       42,487
  Dollar General Corp.* ...................................  1,000       27,550
  Dollar Tree, Inc.* ......................................  1,381       57,512
  Family Dollar Stores, Inc. ..............................  1,526       57,515
  J.C. Penney Co., Inc.(1) ................................  2,530       54,344
  Kohl's Corp.* ...........................................  3,410      161,975
  Macy's, Inc.(1) .........................................  4,780       85,562
  Nordstrom, Inc. .........................................  1,880       60,517
  Sears Holdings Corp.*(1) ................................    370       23,921
  Target Corp. ............................................  7,760      381,559
                                                                     ----------
                                                                        952,942
                                                                     ----------

 SPECIALTY RETAIL -- 2.1%
  Aaron's, Inc.(1) ........................................    300        5,121
  Abercrombie & Fitch Co. - Class A .......................    700       21,483
  Advance Auto Parts, Inc. ................................  1,150       57,707
  Aeropostale, Inc.* ......................................  1,440       41,242
  American Eagle Outfitters, Inc. .........................  3,450       40,538
  AutoNation, Inc.*(1) ....................................    580       11,310
  AutoZone, Inc.*(1) ......................................    260       50,237
  Barnes & Noble, Inc.(1) .................................    150        1,935
  Bed Bath & Beyond, Inc.*(1) .............................  2,890      107,161
  Best Buy Co., Inc. ......................................  3,780      127,991
  Carmax, Inc.* ...........................................  2,500       49,750
  Chico's FAS, Inc.(1) ....................................  1,090       10,769
  Dick's Sporting Goods, Inc.*(1) .........................  1,500       37,335
  Foot Locker, Inc.(1) ....................................    830       10,475
  GameStop Corp. - Class A*(1) ............................  2,420       45,472
  Guess?, Inc. ............................................  1,160       36,238
  J. Crew Group, Inc.* ....................................    800       29,448
  Limited Brands, Inc. ....................................  3,050       67,313
  Lowe's Cos., Inc.(1) .................................... 15,200      310,384
  O'Reilly Automotive, Inc.*(1) ...........................  1,400       66,584
  Office Depot, Inc.* .....................................    970        3,919
  PetSmart, Inc. ..........................................  1,760       53,099
  RadioShack Corp.(1) .....................................    860       16,779
  Ross Stores, Inc.(1) ....................................  1,340       71,409
  Signet Jewelers, Ltd.* ..................................  1,420       39,050
  Staples, Inc. ...........................................  8,010      152,590
  The Gap, Inc. ...........................................  5,490      106,835
  The Home Depot, Inc.(1) ................................. 18,140      509,190
  The TJX Cos., Inc. ......................................  4,670      195,906
  Tiffany & Co. ...........................................  1,390       52,695
  Tractor Supply Co. ......................................    400       24,388
  Urban Outfitters, Inc.*(1) ..............................  1,360       46,770
  Williams-Sonoma, Inc. ...................................  1,440       35,741
                                                                     ----------
                                                                      2,436,864
                                                                     ----------

 TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
  Coach, Inc. .............................................  3,550      129,752
  Fossil, Inc.* ...........................................    800       27,760
  Hanesbrands, Inc.* ......................................  1,660       39,940
  Nike, Inc. - Class B(1) .................................  4,060      274,253
  Phillips-Van Heusen Corp. ...............................    380       17,583
  Polo Ralph Lauren Corp. .................................    700       51,072
  V.F. Corp. ..............................................    950       67,621
                                                                     ----------
                                                                        607,981
                                                                     ----------

 TOTAL CONSUMER DISCRETIONARY                                        12,711,319
                                                                     ----------

CONSUMER STAPLES -- 10.3%
 BEVERAGES -- 2.2%
   Brown-Forman Corp.- Class B(1) .........................  1,198       68,562
   Central European Distribution Corp.* ...................    180        3,848
   Coca-Cola Enterprises, Inc. ............................  3,340       86,372
   Constellation Brands, Inc. - Class A*(1) ...............  1,330       20,775
   Dr Pepper Snapple Group, Inc.(1) .......................  2,850      106,561
   Hansen Natural Corp.* ..................................    334       13,063
   Molson Coors Brewing Co. - Class B .....................  1,650       69,894
   PepsiCo, Inc. .......................................... 17,599    1,072,659
   The Coca-Cola Co. ...................................... 23,141    1,159,827
                                                                     ----------
                                                                      2,601,561
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                             ------  -----------
 FOOD & STAPLES RETAILING -- 2.2%
   BJ's Wholesale Club, Inc.*(1) ...........................  1,000  $    37,010
   Costco Wholesale Corp.(1) ...............................  4,960      271,957
   CVS Caremark Corp. ...................................... 15,400      451,528
   Safeway, Inc.(1) ........................................  4,650       91,419
   SUPERVALU, Inc.(1) ......................................  1,100       11,924
   SYSCO Corp. .............................................  6,690      191,133
   The Kroger Co. ..........................................  7,636      150,353
   Wal-Mart Stores, Inc. ................................... 22,333    1,073,547
   Walgreen Co. ............................................ 11,220      299,574
   Whole Foods Market, Inc.*(1) ............................  1,570       56,552
                                                                     -----------
                                                                       2,634,997
                                                                     -----------

 FOOD PRODUCTS -- 1.9%
   Archer-Daniels-Midland Co.(1) ...........................  7,540      194,683
   Bunge, Ltd.(1) ..........................................  1,870       91,985
   Campbell Soup Co. .......................................  1,556       55,751
   ConAgra Foods, Inc. .....................................  5,030      117,300
   Corn Products International, Inc. .......................  1,070       32,421
   Dean Foods Co.* .........................................  1,360       13,695
   Del Monte Foods Co.(1) ..................................  2,280       32,809
   Flowers Foods, Inc.(1) ..................................    450       10,993
   General Mills, Inc. .....................................  7,384      262,280
   Green Mountain Coffee Roasters, Inc.*(1) ................  1,740       44,718
   H.J. Heinz Co.(1) .......................................  3,480      150,406
   Hormel Foods Corp.(1) ...................................    530       21,454
   Kellogg Co.(1) ..........................................  2,840      142,852
   Kraft Foods, Inc. - Class A ............................. 18,587      520,436
   McCormick & Co., Inc.(1) ................................  1,530       58,079
   Mead Johnson Nutrition Co. - Class A ....................  2,250      112,770
   Ralcorp Holdings, Inc.* .................................    750       41,100
   Sara Lee Corp. ..........................................  7,800      109,980
   Smithfield Foods, Inc.* .................................    710       10,579
   The Hershey Co.(1) ......................................  1,740       83,398
   The J.M. Smucker Co. ....................................  1,299       78,226
   Tyson Foods, Inc. - Class A(1) ..........................  3,500       57,365
                                                                     -----------
                                                                       2,243,280
                                                                     -----------

 HOUSEHOLD PRODUCTS -- 2.4%
   Church & Dwight Co., Inc.(1) ............................    746       46,782
   Colgate-Palmolive Co. ...................................  5,288      416,483
   Energizer Holdings, Inc.* ...............................    990       49,777
   Kimberly-Clark Corp. ....................................  4,640      281,323
   The Clorox Co. ..........................................  1,568       97,467
   The Procter & Gamble Co. ................................ 31,606    1,895,728
                                                                     -----------
                                                                       2,787,560
                                                                     -----------

 PERSONAL PRODUCTS -- 0.2%
   Alberto-Culver Co. ......................................    350        9,481
   Avon Products, Inc. .....................................  4,970      131,705
   Estee Lauder Cos., Inc. - Class A(1) ....................  1,390       77,465
   Herbalife, Ltd. .........................................    680       31,314
   NBTY, Inc.* .............................................  1,080       36,731
                                                                     -----------
                                                                         286,696
                                                                     -----------

 TOBACCO -- 1.4%
   Altria Group, Inc. ...................................... 22,750      455,910
   Lorillard, Inc. .........................................  1,640      118,047
   Philip Morris International, Inc. ....................... 20,260      928,719
   Reynolds American, Inc. .................................  1,970      102,676
                                                                     -----------
                                                                       1,605,352
                                                                     -----------
 TOTAL CONSUMER STAPLES                                               12,159,446
                                                                     -----------

ENERGY -- 10.2%
 ENERGY EQUIPMENT & SERVICES -- 1.8%
   Atwood Oceanics, Inc.* ..................................    150        3,828
   Baker Hughes, Inc.(1) ...................................  5,100      212,007
   Cameron International Corp.* ............................  2,780       90,405
   Core Laboratories N.V. ..................................    200       29,522
   Diamond Offshore Drilling, Inc.(1) ......................    640       39,802
   Dresser-Rand Group, Inc.* ...............................    470       14,828
   Exterran Holdings, Inc.*(1) .............................  1,300       33,553
   FMC Technologies, Inc.*(1) ..............................  1,480       77,937
   Halliburton Co. ......................................... 10,330      253,601
   Helix Energy Solutions Group, Inc.* .....................    530        5,708

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                       VALUE
                                                      SHARES         (NOTE 2)
                                                     --------     --------------
ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
  Helmerich & Payne, Inc.(1) ......................     1,280     $       46,746
  Nabors Industries, Ltd.* ........................     3,430             60,437
  National Oilwell Varco, Inc. ....................     4,980            164,688
  Oceaneering International, Inc.* ................       940             42,206
  Oil States International, Inc.*(1) ..............       660             26,123
  Patterson-UTI Energy, Inc. ......................       730              9,395
  Pride International, Inc.* ......................     2,190             48,925
  Rowan Cos., Inc.* ...............................       840             18,430
  Schlumberger, Ltd.(1) ...........................    12,734            704,699
  SEACOR Holdings, Inc.* ..........................        60              4,240
  Seahawk Drilling, Inc.*(1) ......................        30                292
  Smith International, Inc. .......................     2,920            109,938
  Superior Energy Services, Inc.* .................       240              4,481
  Tidewater, Inc.(1) ..............................       260             10,067
  Unit Corp.* .....................................       220              8,930
  Weatherford International, Ltd.* ................     8,200            107,748
                                                                  --------------
                                                                       2,128,536
                                                                  --------------

OIL, GAS & CONSUMABLE FUELS -- 8.4%
  Alpha Natural Resources, Inc.* ..................     1,516             51,347
  Anadarko Petroleum Corp. ........................     5,850            211,126
  Apache Corp. ....................................     3,530            297,191
  Arch Coal, Inc. .................................     2,390             47,346
  Atlas Energy, Inc.* .............................     1,100             29,777
  Cabot Oil & Gas Corp.(1) ........................     1,520             47,606
  Chesapeake Energy Corp.(1) ......................     7,400            155,030
  Chevron Corp. ...................................    22,020          1,494,277
  Cimarex Energy Co.(1) ...........................       950             68,001
  Comstock Resources, Inc.*(1) ....................       130              3,604
  Concho Resources, Inc.* .........................     1,080             59,756
  ConocoPhillips ..................................    16,460            808,021
  Consol Energy, Inc. .............................     2,750             92,840
  Continental Resources, Inc.*(1) .................       160              7,139
  Denbury Resources, Inc.*(1) .....................     4,915             71,956
  Devon Energy Corp.(1) ...........................     4,700            286,324
  El Paso Corp. ...................................     8,040             89,324
  EOG Resources, Inc. .............................     2,700            265,599
  EXCO Resources, Inc. ............................     2,470             36,087
  Exxon Mobil Corp. ...............................    55,584          3,172,175
  Forest Oil Corp.* ...............................     1,500             41,040
  Frontier Oil Corp. ..............................       680              9,146
  Frontline, Ltd. .................................       270              7,706
  Hess Corp. ......................................     3,390            170,653
  Holly Corp.(1) ..................................       310              8,240
  Marathon Oil Corp. ..............................     8,230            255,871
  Mariner Energy, Inc.*(1) ........................       750             16,110
  Massey Energy Co. ...............................     1,520             41,572
  Murphy Oil Corp. ................................     2,250            111,487
  Newfield Exploration Co.* .......................     1,560             76,222
  Noble Energy, Inc. ..............................     1,960            118,247
  Occidental Petroleum Corp. ......................     8,800            678,920
  Overseas Shipholding Group, Inc.(1) .............       270             10,001
  Peabody Energy Corp. ............................     3,170            124,042
  Petrohawk Energy Corp.* .........................     3,600             61,092
  Pioneer Natural Resources Co.(1) ................     1,320             78,474
  Plains Exploration & Production Co.* ............     2,091             43,095
  Quicksilver Resources, Inc.*(1) .................       290              3,190
  Range Resources Corp. ...........................     1,850             74,277
  SandRidge Energy, Inc.*(1) ......................       430              2,507
  SM Energy Co. ...................................       370             14,859
  Southern Union Co. ..............................     1,810             39,567
  Southwestern Energy Co.* ........................     3,828            147,914
  Spectra Energy Corp. ............................     7,200            144,504
  Sunoco, Inc. ....................................       870             30,250
  Teekay Corp.(1) .................................       520             13,608
  Tesoro Corp.(1) .................................     1,040             12,137
  The Williams Cos., Inc. .........................     6,650            121,562
  Ultra Petroleum Corp.* ..........................     1,400             61,950
  Valero Energy Corp. .............................     6,770            121,725
  Whiting Petroleum Corp.*(1) .....................       600             47,052
                                                                  --------------
                                                                       9,981,546
                                                                  --------------
TOTAL ENERGY                                                          12,110,082
                                                                  --------------

   The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                       VALUE
                                                      SHARES         (NOTE 2)
                                                     --------    --------------
FINANCIALS -- 16.6%
  CAPITAL MARKETS -- 2.5%
    Affiliated Managers Group, Inc.*(1) ..........       470     $       28,562
    Ameriprise Financial, Inc. ...................     3,140            113,448
    Ares Capital Corp. ...........................     2,400             30,072
    BlackRock, Inc. ..............................       360             51,624
    E*Trade Financial Corp.* .....................     4,900             57,918
    Eaton Vance Corp. ............................     1,770             48,870
    Federated Investors, Inc.(1) .................       570             11,805
    Franklin Resources, Inc. .....................     1,680            144,799
    GLG Partners, Inc.*(1) .......................       370              1,621
    Greenhill & Co., Inc. ........................       160              9,781
    Invesco, Ltd.(1) .............................     5,170             87,011
    Investment Technology Group, Inc.* ...........       230              3,694
    Janus Capital Group, Inc.(1) .................       950              8,436
    Jefferies Group, Inc.(1) .....................       860             18,129
    Lazard, Ltd. - Class A .......................     1,450             38,730
    Legg Mason, Inc.(1) ..........................     1,910             53,537
    Morgan Stanley ...............................    15,800            366,718
    Northern Trust Corp. .........................     2,980            139,166
    Raymond James Financial, Inc.(1) .............       510             12,592
    SEI Investments Co. ..........................     2,140             43,570
    State Street Corp. ...........................     5,820            196,832
    T. Rowe Price Group, Inc.(1) .................     2,880            127,843
    TD Ameritrade Holding Corp.* .................     2,050             31,365
    The Bank of New York Mellon Corp. ............    13,770            339,981
    The Charles Schwab Corp. .....................    11,870            168,317
    The Goldman Sachs Group, Inc. ................     5,790            760,053
    Waddell & Reed Financial, Inc. - Class A .....       440              9,627
                                                                 --------------
                                                                      2,904,101
                                                                 --------------

  COMMERCIAL BANKS -- 3.0%
    Associated Banc-Corp.(1) .....................       885             10,850
    Bancorpsouth, Inc.(1) ........................     2,110             37,727
    Bank of Hawaii Corp.(1) ......................       770             37,229
    BB&T Corp. ...................................     8,090            212,848
    BOK Financial Corp. ..........................       320             15,190
    CapitalSource, Inc. ..........................     4,820             22,943
    CIT Group, Inc.* .............................     2,300             77,878
    City National Corp.(1) .......................       240             12,295
    Comerica, Inc. ...............................     2,230             82,131
    Commerce Bancshares, Inc. ....................     1,097             39,481
    Cullen/Frost Bankers, Inc. ...................       340             17,476
    East West Bancorp, Inc. ......................     2,000             30,500
    Fifth Third Bancorp(1) .......................     9,200            113,068
    First Citizens BancShares, Inc. - Class A ....        50              9,617
    First Horizon National  Corp.*(1) ............     1,271             14,551
    Fulton Financial Corp.(1) ....................       910              8,782
    Huntington Bancshares, Inc. ..................    10,441             57,843
    KeyCorp.(1) ..................................    10,270             78,976
    M&T Bank Corp. ...............................       710             60,314
    Marshall & Ilsley Corp. ......................     7,270             52,199
    PNC Financial Services Group, Inc. ...........     6,060            342,390
    Popular, Inc.* ...............................     3,340              8,951
    Regions Financial Corp. ......................    13,356             87,882
    SunTrust Banks, Inc.(1) ......................     5,780            134,674
    Synovus Financial Corp.(1) ...................     3,440              8,738
    TCF Financial Corp.(1) .......................       710             11,793
    U.S. Bancorp .................................    20,620            460,857
    Valley National Bancorp(1) ...................     1,200             16,344
    Wells Fargo & Co. ............................    53,605          1,372,288
    Whitney Holdings Corp.(1) ....................       450              4,163
    Zions Bancorp ................................     2,190             47,238
                                                                 --------------
                                                                      3,487,216
                                                                 --------------

  CONSUMER FINANCE -- 0.7%
    American Express Co. .........................    11,760            466,872
    AmeriCredit Corp.* ...........................       980             17,856
    Capital One Financial Corp.(1) ...............     5,300            213,590
    Discover Financial Services ..................     6,480             90,590
    SLM Corp.* ...................................     5,560             57,768
    The Student Loan Corp.(1) ....................       120              2,890
                                                                 --------------
                                                                        849,566
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                             VALUE
                                                            SHARES         (NOTE 2)
                                                           --------     --------------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
  Bank of America Corp. ................................    110,590     $    1,589,178
  Citigroup, Inc.* .....................................    233,720            878,787
  CME Group, Inc. ......................................        760            213,978
  Interactive Brokers Group, Inc. -  Class A*(1) .......        310              5,146
  IntercontinentalExchange, Inc.* ......................        800             90,424
  JPMorgan Chase & Co. .................................     44,020          1,611,572
  Leucadia National Corp.* .............................      2,470             48,190
  Moody's Corp.(1) .....................................      1,740             34,661
  MSCI, Inc.* ..........................................        720             19,728
  NYSE Euronext, Inc. ..................................      3,020             83,443
  The NASDAQ OMX Group, Inc.* ..........................        830             14,757
                                                                        --------------
                                                                             4,589,864
                                                                        --------------

INSURANCE -- 4.2%
  ACE, Ltd. ............................................      4,100            211,068
  AFLAC,.Inc. ..........................................      4,850            206,949
  Alleghany Corp.* .....................................         30              8,799
  Allied World Assurance Holdings, Ltd. ................        330             14,975
  American Financial Group, Inc. .......................        800             21,856
  American International Group, Inc.*(1) ...............      1,650             56,826
  American National Insurance Co. ......................         60              4,858
  AON Corp. ............................................      3,250            120,640
  Arch Capital Group, Ltd.*(1) .........................        480             35,760
  Arthur J. Gallagher & Co. ............................        980             23,892
  Aspen Insurance Holdings, Ltd. .......................        790             19,545
  Assurant, Inc. .......................................        830             28,801
  Assured Guaranty, Ltd. ...............................      2,300             30,521
  AXIS Capital Holdings, Ltd.(1) .......................      1,480             43,986
  Berkshire Hathaway, Inc.* ............................     19,100          1,522,079
  Brown & Brown, Inc.(1) ...............................        670             12,824
  Chubb Corp. ..........................................      3,850            192,539
  Cincinnati Financial Corp.(1) ........................      1,106             28,612
  CNA Financial Corp.*(1) ..............................      1,150             29,394
  Endurance Specialty Holdings, Ltd.(1) ................        600             22,518
  Erie Indemnity Co. -  Class A ........................        270             12,285
  Everest Re Group, Ltd. ...............................        470             33,238
  Fidelity National Financial, Inc. -  Class A(1) ......      1,420             18,446
  First American Financial Corp. .......................      4,480             56,806
  Genworth Financial, Inc. -  Class A* .................      5,160             67,441
  Hartford Financial Services Group, Inc. ..............      4,490             99,364
  HCC Insurance Holdings, Inc. .........................        770             19,065
  Lincoln National Corp. ...............................      3,770             91,573
  Loews Corp. ..........................................      2,990             99,597
  Markel Corp.* ........................................         80             27,200
  Marsh & McLennan Cos., Inc. ..........................      6,040            136,202
  MBIA, Inc.*(1) .......................................      1,150              6,452
  Mercury General Corp.(1) .............................        370             15,333
  MetLife, Inc. ........................................      6,701            253,030
  Old Republic International Corp.(1) ..................      2,000             24,260
  OneBeacon Insurance Group, Ltd. ......................        100              1,432
  PartnerRe, Ltd. ......................................      1,070             75,050
  Protective Life Corp.(1) .............................      1,130             24,171
  Prudential Financial, Inc.(1) ........................      5,330            286,008
  Reinsurance Group of America, Inc.(1) ................        590             26,969
  RenaissanceRe Holdings, Ltd.(1) ......................        420             23,633
  StanCorp Financial Group, Inc. .......................        240              9,730
  The Allstate Corp. ...................................      6,180            177,551
  The Hanover Insurance Group, Inc.(1) .................        150              6,525
  The Principal Financial Group, Inc. ..................      3,990             93,526
  The Progressive Corp. ................................      7,780            145,642
  The Travelers Cos., Inc. .............................      5,280            260,040
  Torchmark Corp. ......................................        620             30,696
  TransAtlantic Holdings, Inc.(1) ......................        420             20,143
  Unitrin, Inc. ........................................        370              9,472
  Unum Group(1) ........................................      4,010             87,017

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                               VALUE
                                                              SHARES         (NOTE 2)
                                                             --------     --------------
INSURANCE -- (CONTINUED)
  Validus Holdings, Ltd. ................................         570     $       13,919
  W.R. Berkley Corp.(1) .................................       1,480             39,161
  White Mountains Insurance Group, Ltd.(1) ..............          60             19,452
  XL Capital, Ltd.  -- Class A ..........................       3,120             49,951
                                                                          --------------
                                                                               4,996,822
                                                                          --------------

REAL ESTATE INVESTMENT TRUSTS -- 2.0%
  Alexandria Real Estate Equities, Inc. .................         740             46,894
  AMB Property Corp.(1) .................................       2,440             57,852
  Annaly Mortgage Management, Inc. ......................       6,650            114,047
  Apartment Investment & Management Co. -- Class A(1)....       1,070             20,726
  AvalonBay Communities, Inc.(1) ........................       1,022             95,424
  Boston Properties, Inc. ...............................       1,350             96,309
  Brandywine Realty Trust ...............................       1,130             12,148
  BRE Properties, Inc.(1) ...............................       1,100             40,623
  Camden Property Trust .................................         570             23,285
  Chimera Investment Corp. ..............................      10,840             39,132
  Corporate Office Properties Trust .....................         320             12,083
  Developers Diversified Realty Corp. ...................       2,800             27,720
  Digital Realty Trust, Inc.(1) .........................         860             49,605
  Douglas Emmett, Inc.(1) ...............................         610              8,674
  Duke Realty Corp.(1) ..................................       1,310             14,869
  Equity Residential(1) .................................       3,150            131,166
  Essex Property Trust, Inc.(1) .........................         350             34,139
  Federal Realty Investment Trust(1) ....................         570             40,054
  General Growth Properties, Inc. .......................       2,400             31,824
  Health Care Property Investors, Inc.(1) ...............       3,370            108,683
  Health Care REIT, Inc.(1) .............................       1,420             59,810
  Hospitality Properties Trust ..........................       1,250             26,375
  Host Hotels & Resorts, Inc.(1) ........................       7,540            101,639
  HRPT Properties Trust .................................       1,770             10,992
  Kimco Realty Corp. ....................................       4,980             66,931
  Liberty Property Trust(1) .............................         740             21,349
  Mack-Cali Realty Corp. ................................         630             18,730
  Nationwide Health Properties, Inc. ....................       1,610             57,590
  Plum Creek Timber Co., Inc.(1) ........................       2,110             72,858
  ProLogis ..............................................       6,520             66,048
  Public Storage ........................................       1,460            128,349
  Rayonier, Inc. ........................................       1,210             53,264
  Realty Income Corp.(1) ................................       1,610             48,831
  Regency Centers Corp. .................................         560             19,264
  Senior Housing Properties Trust .......................         640             12,870
  Simon Property Group, Inc.(1) .........................       3,233            261,065
  SL Green Realty Corp.(1) ..............................         990             54,490
  Taubman Centers, Inc.(1) ..............................         350             13,171
  The Macerich Co.(1) ...................................       1,510             56,353
  UDR, Inc.(1) ..........................................       1,180             22,573
  Ventas, Inc.(1) .......................................       1,820             85,449
  Vornado Realty Trust ..................................       1,773            129,340
  Weingarten Realty, Inc. ...............................         760             14,478
                                                                          --------------
                                                                               2,407,076
                                                                          --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
  CB Richard Ellis Group, Inc. -- Class A ...............       3,810             51,854
  Forest City Enterprises, Inc. -- Class A*(1) ..........         400              4,528
  Jones Lang LaSalle, Inc. ..............................         670             43,979
  The St. Joe Co.*(1) ...................................         520             12,043
                                                                          --------------
                                                                                 112,404
                                                                          --------------

THRIFTS & MORTGAGE FINANCE -- 0.2%
  Capitol Federal Financial(1) ..........................         304             10,081
  First Niagara Financial Group, Inc. ...................       1,030             12,906
  Hudson City Bancorp, Inc. .............................       6,032             73,832
  New York Community Bancorp, Inc.(1) ...................       5,040             76,961
  People's United Financial, Inc. .......................       3,343             45,130
  TFS Financial Corp. ...................................         250              3,102

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                             VALUE
                                                            SHARES         (NOTE 2)
                                                           --------     --------------
  THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
     Washington Federal, Inc. ..........................        670     $       10,841
                                                                        --------------
                                                                               232,853
                                                                        --------------
  TOTAL FINANCIALS                                                          19,579,902
                                                                        --------------

HEALTH CARE -- 12.1%
  BIOTECHNOLOGY -- 1.5%
     Abraxis Bioscience, Inc.*(1) ......................         89              6,604
     Alexion Pharmaceuticals, Inc.* ....................        970             49,654
     Amgen, Inc.* ......................................     10,384            546,198
     Amylin Pharmaceuticals, Inc.*(1) ..................      1,280             24,064
     Biogen Idec, Inc.* ................................      3,000            142,350
     BioMarin Pharmaceutical, Inc.*(1) .................      1,800             34,128
     Celgene Corp.* ....................................      5,160            262,231
     Cephalon, Inc.*(1) ................................        853             48,408
     Dendreon Corp.* ...................................      1,660             53,668
     Genzyme Corp.*(1) .................................      3,120            158,402
     Gilead Sciences, Inc.* ............................      9,827            336,870
     Human Genome Sciences, Inc.* ......................      1,900             43,054
     Myriad Genetics, Inc.* ............................        310              4,635
     Regeneron Pharmaceuticals, Inc.* ..................      1,200             26,784
     Talecris Biotherapeutics Holdings Corp.* ..........        400              8,440
     United Therapeutics Corp.* ........................        740             36,119
     Vertex Pharmaceuticals, Inc.* .....................      2,183             71,821
                                                                        --------------
                                                                             1,853,430
                                                                        --------------

  HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
     Alcon, Inc. .......................................        700            103,733
     Baxter International, Inc. ........................      6,950            282,448
     Beckman Coulter, Inc.(1) ..........................        890             53,658
     Becton, Dickinson & Co.(1) ........................      2,660            179,869
     Boston Scientific Corp.*(1) .......................     18,000            104,400
     C.R. Bard, Inc. ...................................      1,080             83,732
     CareFusion Corp.* .................................      2,200             49,940
     Covidien PLC ......................................      5,400            216,972
     DENTSPLY International, Inc. ......................      1,770             52,941
     Edwards Lifesciences Corp.* .......................      1,186             66,440
     Gen-Probe, Inc.*(1) ...............................        310             14,080
     Hill-Rom Holdings, Inc. ...........................        260              7,912
     Hologic, Inc.* ....................................      3,340             46,526
     Hospira, Inc.*(1) .................................      1,770            101,687
     Idexx Laboratories, Inc.* .........................        690             42,021
     Intuitive Surgical, Inc.*(1) ......................        400            126,248
     Inverness Medical Innovations, Inc.*(1) ...........        350              9,331
     Kinetic Concepts, Inc.* ...........................        340             12,413
     Medtronic, Inc. ...................................     11,860            430,162
     ResMed, Inc.*(1) ..................................        760             46,216
     St. Jude Medical, Inc.* ...........................      3,770            136,059
     Stryker Corp. .....................................      3,100            155,186
     Teleflex, Inc.(1) .................................        260             14,113
     The Cooper Cos., Inc.(1) ..........................        350             13,927
     Thoratec Corp.* ...................................        700             29,911
     Varian Medical Systems, Inc.*(1) ..................      1,350             70,578
     Zimmer Holdings, Inc.* ............................      2,310            124,855
                                                                        --------------
                                                                             2,575,358
                                                                        --------------

  HEALTH CARE PROVIDERS & SERVICES -- 2.2%
     Aetna, Inc. .......................................      5,120            135,066
     AmerisourceBergen Corp. ...........................      3,270            103,823
     Brookdale Senior Living, Inc.*(1) .................        470              7,050
     Cardinal Health, Inc. .............................      4,230            142,170
     CIGNA Corp. .......................................      3,290            102,187
     Community Health Systems, Inc.*(1) ................      1,490             50,377
     Coventry Health Care, Inc.* .......................        890             15,735
     DaVita, Inc.* .....................................      1,094             68,309
     Emdeon, Inc. - Class A* ...........................        150              1,880
     Emergency Medical Services Corp. -- Class A*.......        600             29,418
     Express Scripts, Inc.* ............................      6,200            291,524
     Health Management Associates, Inc. -- Class A*.....      3,700             28,749
     Health Net, Inc.* .................................        820             19,983
     Henry Schein, Inc.*(1) ............................        960             52,704
     Humana, Inc.* .....................................      1,770             80,836
     Laboratory Corp. of America Holdings*(1) ..........      1,110             83,639

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                   VALUE
                                                                  SHARES         (NOTE 2)
                                                                 --------     --------------
  HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
    LifePoint Hospitals, Inc.* ..............................         230     $        7,222
    Lincare Holdings, Inc.(1) ...............................         870             28,284
    McKesson Corp. ..........................................       3,070            206,181
    Medco Health Solutions, Inc.* ...........................       5,140            283,111
    MEDNAX, Inc.*(1) ........................................         270             15,015
    Omnicare, Inc.(1) .......................................       1,959             46,428
    Patterson Cos., Inc.(1) .................................         570             16,262
    Quest Diagnostics, Inc. .................................       1,650             82,121
    Tenet Healthcare Corp.*(1) ..............................       2,300              9,982
    UnitedHealth Group, Inc. ................................      12,570            356,988
    Universal Health Services, Inc. - Class B(1).............       1,280             48,832
    VCA Antech, Inc.* .......................................         370              9,161
    WellPoint, Inc.* ........................................       5,010            245,139
                                                                              --------------
                                                                                   2,568,176
                                                                              --------------

  HEALTH CARE TECHNOLOGY -- 0.1%
    Allscripts Healthcare Solutions, Inc.*(1) ...............         300              4,830
    Cerner Corp.*(1) ........................................         710             53,882
    SXC Health Solutions Corp*. .............................         500             36,625
                                                                              --------------
                                                                                      95,337
                                                                              --------------

  LIFE SCIENCES TOOLS & SERVICES -- 0.6%
    Bio-Rad Laboratories, Inc. -- Class A* ..................          90              7,784
    Charles River Laboratories International, Inc.*..........         320             10,947
    Covance, Inc.*(1) .......................................         940             48,241
    Furiex Pharmaceuticals, Inc.* ...........................       1,380             14,021
    Illumina, Inc.*(1) ......................................       1,400             60,942
    Life Technologies Corp.* ................................       1,931             91,240
    Mettler-Toledo International, Inc.* .....................         420             46,884
    Millipore Corp.* ........................................         520             55,458
    PerkinElmer, Inc. .......................................         570             11,782
    Pharmaceutical Product Development, Inc. ................         960             24,394
    Techne Corp.(1) .........................................         831             47,741
    Thermo Fisher Scientific, Inc.* .........................       4,720            231,516
    Waters Corp.* ...........................................       1,010             65,347
                                                                              --------------
                                                                                     716,297
                                                                              --------------

  PHARMACEUTICALS -- 5.5%
    Abbott Laboratories .....................................      17,009            795,681
    Allergan, Inc. ..........................................       3,440            200,414
    Bristol-Myers Squibb Co. ................................      18,600            463,884
    Eli Lilly & Co.(1) ......................................      11,490            384,915
    Endo Pharmaceuticals Holdings, Inc.* ....................       1,810             39,494
    Forest Laboratories, Inc.* ..............................       3,530             96,828
    Johnson & Johnson(1) ....................................      30,620          1,808,417
    King Pharmaceuticals, Inc.* .............................       1,330             10,095
    Merck & Co., Inc. .......................................      34,046          1,190,589
    Mylan Laboratories, Inc.*(1) ............................       3,530             60,151
    Perrigo Co.(1) ..........................................         860             50,800
    Pfizer, Inc. ............................................      89,307          1,273,518
    Valeant Pharmaceuticals International*(1) ...............         530             27,714
    Warner Chilcott PLC -- Class A* .........................       1,300             29,705
    Watson Pharmaceuticals, Inc.* ...........................       1,120             45,438
                                                                              --------------
                                                                                   6,477,643
                                                                              --------------
  TOTAL HEALTH CARE..........................................                     14,286,241
                                                                              --------------

INDUSTRIALS -- 10.8%
  AEROSPACE & DEFENSE -- 2.5%
    Alliant Techsystems, Inc.*(1) ...........................         220             13,653
    BE Aerospace, Inc.* .....................................         800             20,344
    General Dynamics Corp. ..................................       3,910            228,970
    Goodrich Corp. ..........................................       1,330             88,113
    Honeywell International, Inc. ...........................       8,470            330,584
    ITT Corp. ...............................................       1,970             88,492
    L-3 Communications Holdings, Inc.(1) ....................       1,310             92,800
    Lockheed Martin Corp. ...................................       3,450            257,025
    Northrop Grumman Corp.(1) ...............................       3,570            194,351
    Precision Castparts Corp. ...............................       1,690            173,935
    Raytheon Co. ............................................       3,920            189,689
    Rockwell Collins, Inc.(1) ...............................       1,770             94,040
    Spirit Aerosystems Holdings, Inc. -- Class A* ...........         440              8,386
    The Boeing Co. ..........................................       8,490            532,747
    TransDigm Group, Inc. ...................................         290             14,799

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                       VALUE
                                                      SHARES         (NOTE 2)
                                                     --------     --------------
AEROSPACE & DEFENSE -- (CONTINUED)
  United Technologies Corp.(1) ....................    10,160     $      659,486
                                                                  --------------
                                                                       2,987,414
                                                                  --------------
AIR FREIGHT & LOGISTICS -- 0.7%
  C.H. Robinson Worldwide, Inc.(1) ................     1,784             99,297
  Expeditors International Washington, Inc.(1) ....     2,380             82,134
  FedEx Corp.(1) ..................................     3,260            228,559
  United Parcel Service, Inc. - Class B ...........     7,850            446,586
  UTi Worldwide, Inc. .............................       400              4,952
                                                                  --------------
                                                                         861,528
                                                                  --------------

AIRLINES -- 0.3%
  AMR Corp.*(1) ...................................     5,640             38,239
  Continental Airlines, Inc. - Class B*(1) ........       960             21,120
  Copa Holdings SA ................................       120              5,307
  Delta Airlines Co.* .............................     8,820            103,635
  Southwest Airlines Co. ..........................     8,530             94,768
  UAL Corp.* ......................................     1,700             34,952
                                                                  --------------
                                                                         298,021
                                                                  --------------

BUILDING PRODUCTS -- 0.1%
  Armstrong World Industries, Inc.*(1) ............        40              1,207
  Lennox International, Inc. ......................       190              7,898
  Masco Corp.(1) ..................................     2,930             31,527
  Owens Corning, Inc.* ............................     1,390             41,575
                                                                  --------------
                                                                          82,207
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
  Avery Dennison Corp.(1) .........................     1,010             32,451
  Cintas Corp. ....................................     2,020             48,419
  Copart, Inc.* ...................................     1,740             62,309
  Corrections Corp. of America* ...................       600             11,448
  Covanta Holding Corp.(1) ........................       810             13,438
  Iron Mountain, Inc. .............................     2,180             48,963
  Pitney Bowes, Inc.(1) ...........................     1,630             35,795
  R.R. Donnelley & Sons Co. .......................     2,470             40,434
  Republic Services, Inc. .........................     3,640            108,217
  Stericycle, Inc.*(1) ............................       852             55,874
  The Brink's Co. .................................       200              3,806
  Waste Connections, Inc.*(1) .....................     1,250             43,613
  Waste Management, Inc. ..........................     5,540            173,347
                                                                  --------------
                                                                         678,114
                                                                  --------------

CONSTRUCTION & ENGINEERING -- 0.3%
  Aecom Technology Corp.* .........................     1,800             41,508
  Chicago Bridge & Iron Co.
  NV NY Registered Shares* ........................     1,600             30,096
  Fluor Corp. .....................................     2,170             92,225
  Jacobs Engineering Group, Inc.* .................     1,550             56,482
  KBR, Inc. .......................................     2,170             44,138
  Quanta Services, Inc.*(1) .......................     2,510             51,831
  The Shaw Group, Inc.* ...........................       540             18,479
  URS Corp.* ......................................     1,120             44,072
                                                                  --------------
                                                                         378,831
                                                                  --------------

ELECTRICAL EQUIPMENT -- 0.7%
  AMETEK, Inc. ....................................     1,380             55,407
  Cooper Industries PLC ...........................     1,600             70,400
  Emerson Electric Co. ............................     8,590            375,297
  First Solar, Inc.*(1) ...........................       580             66,021
  General Cable Corp.*(1) .........................       960             25,584
  Hubbell, Inc. - Class B .........................       390             15,479
  Regal-Beloit Corp. ..............................       600             33,468
  Rockwell Automation, Inc.(1) ....................     1,720             84,435
  Roper Industries, Inc.(1) .......................     1,010             56,520
  SunPower Corp. - Class A*(1) ....................       190              2,299
  Thomas & Betts Corp.* ...........................       730             25,331
                                                                  --------------
                                                                         810,241
                                                                  --------------

INDUSTRIAL CONGLOMERATES -- 2.2%
  3M Co. ..........................................     7,910            624,811
  Carlisle Cos., Inc. .............................       390             14,091
  General Electric Co. ............................   117,420          1,693,196
  McDermott International, Inc.* ..................     2,680             58,049
  Textron, Inc.(1) ................................     3,570             60,583
  Tyco International, Ltd. ........................     5,600            197,288
                                                                  --------------
                                                                       2,648,018
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                       VALUE
                                                       SHARES         (NOTE 2)
                                                     -----------     ----------
   MACHINERY -- 2.1%
     AGCO Corp.*(1) ..............................           860     $   23,194
     Bucyrus International,Inc. ..................         1,110         52,669
     Caterpillar, Inc.(1) ........................         7,100        426,497
     Crane Co. ...................................           350         10,574
     Cummins, Inc.(1) ............................         2,420        157,615
     Danaher Corp. ...............................         5,880        218,266
     Deere & Co. .................................         4,550        253,344
     Donaldson Co., Inc. .........................         1,030         43,930
     Dover Corp. .................................         2,360         98,624
     Eaton Corp. .................................         1,950        127,608
     Flowserve Corp. .............................           640         54,272
     Gardner Denver, Inc. ........................           930         41,469
     Graco, Inc. .................................           240          6,766
     Harsco Corp. ................................           310          7,285
     IDEX Corp. ..................................           420         11,999
     Illinois Tool Works, Inc. ...................         5,200        214,656
     Ingersoll-Rand PLC ..........................         3,400        117,266
     Joy Global, Inc. ............................         1,180         59,106
     Kennametal, Inc. ............................           550         13,987
     Lincoln Electric Holdings, Inc. .............           200         10,198
     Navistar International Corp.* ...............           580         28,536
     Oshkosh Corp.* ..............................           990         30,848
     PACCAR, Inc.(1) .............................         4,190        167,055
     Pall Corp. ..................................         1,470         50,524
     Parker Hannifin Corp. .......................         1,900        105,374
     Pentair, Inc. ...............................           620         19,964
     Snap-On, Inc. ...............................           480         19,637
     SPX Corp.(1) ................................           330         17,427
     Terex Corp.*(1) .............................           530          9,932
     The Manitowoc Co., Inc.(1) ..................           710          6,489
     The Toro Co. ................................           170          8,350
     Timken Co. ..................................           500         12,995
     Trinity Industries, Inc.(1) .................         1,080         19,138
     Valmont Industries, Inc. ....................            60          4,360
     WABCO Holdings, Inc.* .......................         1,150         36,202
     Wabtec Corp. ................................           910         36,300
                                                                     ----------
                                                                      2,522,456
                                                                     ----------
   MARINE -- 0.0%
     Alexander & Baldwin, Inc. ...................           260          7,743
     Kirby Corp.*(1) .............................           200          7,650
                                                                     ----------
                                                                         15,393
                                                                     ----------
   PROFESSIONAL SERVICES -- 0.3%
     Equifax, Inc. ...............................         1,860         52,191
     FTI Consulting, Inc.* .......................           220          9,590
     IHS, Inc. - Class A*(1) .....................           740         43,231
     Manpower, Inc. ..............................           660         28,499
     Robert Half International, Inc.(1) ..........         2,210         52,045
     The Dun & Bradstreet Corp. ..................           730         48,998
     Towers Watson & Co. - Class A ...............           800         31,080
     Verisk Analytics, Inc.* .....................         1,900         56,810
                                                                     ----------
                                                                        322,444
                                                                     ----------
   ROAD & RAIL -- 0.8%
     Con-way, Inc.(1) ............................           240          7,205
     CSX Corp.(1) ................................         4,000        198,520
     Hertz Global Holdings, Inc.* ................         1,650         15,609
     JB Hunt Transport Services, Inc. ............         1,480         48,352
     Kansas City Southern Industries, Inc.*(1) ...         1,300         47,255
     Landstar System, Inc. .......................           190          7,408
     Norfolk Southern Corp. ......................         4,260        225,993
     Ryder Systems, Inc. .........................           240          9,655
     Union Pacific Corp. .........................         5,760        400,377
                                                                     ----------
                                                                        960,374
                                                                     ----------
   TRADING COMPANIES & DISTRIBUTORS -- 0.2%
     Fastenal Co.(1) .............................         1,480         74,281
     GATX Corp.(1) ...............................           290          7,737
     MSC Industrial Direct Co., Inc. - Class A ...           290         14,691
     W.W. Grainger, Inc.(1) ......................           710         70,610
     WESCO International, Inc.*(1) ...............           380         12,795
                                                                     ----------
                                                                        180,114
                                                                     ----------
   TOTAL INDUSTRIALS .............................                   12,745,155
                                                                     ----------
INFORMATION TECHNOLOGY -- 18.2%
   COMMUNICATIONS EQUIPMENT -- 2.1%
     Brocade Communications Systems, Inc.* .......         2,090         10,784
     Ciena Corp.*(1) .............................           340          4,311
     Cisco Systems, Inc.* ........................        62,420      1,330,170
     CommScope, Inc.* ............................           610         14,500

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                       VALUE
                                                       SHARES         (NOTE 2)
                                                      ---------      ----------
COMMUNICATIONS EQUIPMENT -- (CONTINUED)
   EchoStar Corp. -- Class A* ................              270      $    5,151
   F5 Networks, Inc.* ........................              910          62,399
   Harris Corp. ..............................            1,640          68,306
   JDS Uniphase Corp.*(1) ....................            3,650          35,916
   Juniper Networks, Inc.*(1) ................            6,140         140,115
   Motorola, Inc.*(1) ........................           26,340         171,737
   Polycom, Inc.* ............................            1,000          29,790
   QUALCOMM, Inc. ............................           18,000         591,120
   Tellabs, Inc. .............................            6,600          42,174
                                                                     ----------
                                                                      2,506,473
                                                                     ----------
COMPUTERS & PERIPHERALS -- 4.1%
   Apple, Inc.*  .............................            9,990       2,512,785
   Dell, Inc.* ...............................           19,450         234,567
   Diebold, Inc. .............................              473          12,889
   EMC Corp.*(1)  ............................           23,070         422,181
   Hewlett-Packard Co. .......................           25,590       1,107,535
   Lexmark International, Inc. - Class A* ....              530          17,506
   NCR Corp.*  ...............................            1,120          13,574
   NetApp, Inc.*(1) ..........................            3,770         140,659
   QLogic Corp.* .............................              490           8,144
   SanDisk Corp.* ............................            2,650         111,485
   Seagate Technology*  ......................            5,650          73,676
   Teradata Corp.* ...........................            1,870          56,998
   Western Digital Corp.* ....................            2,580          77,813
                                                                     ----------
                                                                      4,789,812
                                                                     ----------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
     COMPONENTS -- 0.7%
   Agilent Technologies, Inc.*(1) ............            3,990         113,436
   Amphenol Corp. - Class A ..................            1,850          72,668
   Arrow Electronics, Inc.* ..................              940          21,009
   Avnet, Inc.* ..............................            2,260          54,489
   AVX Corp. .................................              200           2,564
   Corning, Inc. .............................           17,640         284,886
   Dolby Laboratories, Inc.* .................              550          34,479
   FLIR Systems, Inc.*(1)  ...................            1,890          54,980
   Ingram Micro, Inc. Class A* ...............            1,100          16,709
   Itron, Inc.*(1)  ..........................              670          41,419
   Jabil Circuit, Inc.(1) ....................              940          12,502
   Molex, Inc.(1)  ...........................              850          15,504
   National Instruments Corp.(1) .............              220           6,992
   Tech Data Corp.*(1) .......................              300          10,686
   Trimble Navigation, Ltd.* .................            1,550          43,400
   Vishay Intertechnology, Inc.*(1) ..........            2,370          18,344
                                                                     ----------
                                                                        804,067
                                                                     ----------
INTERNET SOFTWARE & SERVICES -- 1.6%
   Akamai Technologies, Inc.* ................            2,150          87,225
   AOL, Inc.* ................................              631          13,118
   eBay, Inc.* ...............................           12,720         249,439
   Equinix, Inc.*(1) .........................              290          23,554
   Google, Inc. - Class A* ...................            2,685       1,194,691
   IAC/InterActiveCorp.* .....................              630          13,841
   Monster Worldwide, Inc.*(1) ...............              620           7,223
   Sohu.com, Inc.* ...........................              100           4,109
   VeriSign, Inc.* ...........................            2,350          62,393
   VistaPrint NV .............................              600          28,494
   WebMD Health Corp.* .......................              853          39,605
   Yahoo!, Inc.*(1) ..........................           15,970         220,865
                                                                     ----------
                                                                      1,944,557
                                                                     ----------
IT SERVICES -- 3.2%
   Accenture PLC -  Class A ..................            6,500         251,225
   Alliance Data Systems Corp.*(1) ...........              590          35,117
   Amdocs, Ltd.* .............................            2,320          62,292
   Automatic Data Processing, Inc. ...........            5,630         226,664
   Broadridge Financial Solutions, Inc. ......              930          17,716
   Cognizant Technology Solutions Corp. -
     Class A* ................................            3,470         173,708
   Computer Sciences Corp. ...................            1,700          76,925
   Convergys Corp.* ..........................              880           8,633
   CoreLogic, Inc. ...........................              480           8,477
   DST Systems, Inc.(1)  .....................              270           9,758
   Fidelity National Information Services,
     Inc. ....................................            3,807         102,104
   Fiserv, Inc.*  ............................            1,730          78,992
   Gartner, Inc.*  ...........................            1,300          30,225
   Genpact, Ltd.* ............................              400           6,212

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                             VALUE
                                                              SHARES        (NOTE 2)
                                                            ----------     ----------
IT SERVICES -- (CONTINUED)
   Global Payments, Inc. ...............................         1,150     $   42,021
   Hewitt Associates, Inc. - Class A* ..................         1,430         49,278
   International Business Machines Corp.(1) ............        13,980      1,726,250
   Lender Processing Services, Inc. ....................         1,470         46,026
   Mastercard, Inc. - Class A(1) .......................         1,080        215,492
   NeuStar, Inc. - Class A* ............................           250          5,155
   Paychex, Inc.(1) ....................................         3,670         95,310
   SAIC, Inc.*. ........................................         2,700         45,198
   The Western Union Co. ...............................         7,390        110,185
   Total System Services, Inc. .........................           820         11,152
   Visa, Inc. - Class A(1) .............................         5,130        362,947
                                                                           ----------
                                                                            3,797,062
                                                                           ----------
OFFICE ELECTRONICS -- 0.1%
   Xerox Corp. .........................................        15,360        123,494
   Zebra Technologies Corp. - Class A* .................           150          3,806
                                                                           ----------
                                                                              127,300
                                                                           ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
   Advanced Micro Devices, Inc.*(1) ....................         6,550         47,946
   Altera Corp.(1) .....................................         3,430         85,098
   Analog Devices, Inc.(1)..............................         3,320         92,495
   Applied Materials, Inc.(1) ..........................        14,980        180,060
   Atheros Communications, Inc.*........................         1,100         30,294
   Atmel Corp.* ........................................         3,020         14,496
   Avago Technologies, Ltd.* ...........................         1,400         29,484
   Broadcom Corp. - Class A ............................         5,630        185,621
   Cree, Inc.* .........................................         1,330         79,840
   Cypress Semiconductor Corp.* ........................           430          4,317
   Fairchild Semiconductor International, Inc.* ........         1,810         15,222
   Integrated Device Technology, Inc.* .................           690          3,415
   Intel Corp. .........................................        60,770      1,181,976
   International Rectifier Corp.* ......................           410          7,630
   Intersil Holding Corp. - Class A(1)..................           900         10,899
   KLA-Tencor Corp.(1) .................................         2,150         59,942
   Lam Research Corp.*..................................         1,610         61,277
   Linear Technology Corp.(1) ..........................         2,670         74,253
   LSI Logic Corp.*. ...................................         9,200         42,320
   Marvell Technology Group, Ltd.* .....................         6,830        107,641
   Maxim Integrated Products, Inc. .....................         3,920         65,582
   MEMC Electronic Materials, Inc.*(1) .................         1,640         16,203
   Microchip Technology, Inc.(1)........................         2,540         70,460
   Micron Technology, Inc.*(1) .........................         9,670         82,098
   National Semiconductor Corp. ........................         1,860         25,036
   Novellus Systems, Inc.* .............................           840         21,302
   NVIDIA Corp.*. ......................................         6,280         64,119
   ON Semiconductor Corp.* .............................         2,670         17,035
   PMC-Sierra, Inc.*. ..................................           550          4,136
   Rambus, Inc.* .......................................         1,950         34,164
   Silicon Laboratories, Inc.*(1) ......................            80          3,245
   Skyworks Solutions, Inc.*. ..........................         1,800         30,222
   Teradyne, Inc.*(1). .................................         3,450         33,637
   Texas Instruments, Inc. .............................        13,250        308,460
   Varian Semiconductor Equipment Associates, Inc.*.....         1,290         36,971
   Xilinx, Inc. ........................................         3,100         78,306
                                                                           ----------
                                                                            3,205,202
                                                                           ----------
SOFTWARE -- 3.7%
   Activision Blizzard, Inc. ...........................         6,770         71,017
   Adobe Systems, Inc.*. ...............................         5,880        155,408
   ANSYS, Inc.*(1) .....................................         1,080         43,816
   Autodesk, Inc.* .....................................         2,730         66,503
   BMC Software, Inc.*. ................................         1,950         67,528
   CA, Inc. ............................................         4,380         80,592
   Cadence Design Systems, Inc.*. ......................         1,210          7,006
   Citrix Systems, Inc.*(1). ...........................         2,030         85,727

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                           VALUE
                                                             SHARES       (NOTE 2)
                                                           ----------   ------------
   SOFTWARE -- (CONTINUED)
     Compuware Corp.*. ...............................          1,080   $      8,618
     Electronic Arts, Inc.* ..........................          3,860         55,584
     FactSet Research Systems, Inc. ..................            640         42,874
     Informatica Corp.*...............................          1,200         28,656
     Intuit, Inc.* ...................................          2,640         91,793
     McAfee, Inc.*....................................          1,900         58,368
     MICROS Systems, Inc.* ...........................          1,320         42,068
     Microsoft Corp. .................................         83,740      1,926,857
     Novell, Inc.*. ..................................          1,500          8,520
     Nuance Communications, Inc.*(1)..................          2,900         43,355
     Oracle Corp. ....................................         41,200        884,152
     Red Hat, Inc.*...................................          2,030         58,748
     Rovi Corp.*(1)...................................          1,250         47,388
     Salesforce.com, Inc.*(1). .......................          1,320        113,282
     Solera Holdings, Inc. ...........................            900         32,580
     Sybase, Inc.*....................................          1,010         65,307
     Symantec Corp.*..................................          9,320        129,362
     Synopsys, Inc.* .................................          2,400         50,088
     VMware, Inc.*....................................            810         50,698
                                                                        ------------
                                                                           4,315,895
                                                                        ------------
   TOTAL INFORMATION TECHNOLOGY.......................                   21,490,368
                                                                        ------------
MATERIALS -- 3.8%
   CHEMICALS -- 2.0%
     Air Products & Chemicals, Inc. ..................          2,370        153,600
     Airgas, Inc. ....................................          1,060         65,932
     Albemarle Corp. .................................          1,380         54,800
     Ashland, Inc. ...................................            640         29,709
     Cabot Corp.(1)...................................            360          8,680
     Celanese Corp. - Series A .......................          2,070         51,564
     CF Industries Holdings, Inc. ....................            123          7,804
     Cytec Industries, Inc. ..........................            180          7,198
     E.I. DuPont de Nemours & Co. ....................          9,730        336,561
     Eastman Chemical Co. ............................            700         37,352
     Ecolab, Inc. ....................................          2,630        118,113
     FMC Corp.(1).....................................            930         53,410
     Huntsman Corp.(1)................................          1,470         12,745
     International Flavors & Fragrances, Inc. ........            600         25,452
     Intrepid Potash, Inc.*(1)........................            100          1,957
     Monsanto Co.(1) .................................          6,250        288,875
     Nalco Holding Co. ...............................            860         17,595
     PPG Industries, Inc. ............................          1,920        115,987
     Praxair, Inc. ...................................          3,450        262,165
     RPM International, Inc. .........................            760         13,558
     Sigma-Aldrich Corp.(1)...........................          1,490         74,247
     The Dow Chemical Co. ............................         12,950        307,174
     The Lubrizol Corp. ..............................            680         54,611
     The Mosaic Co. ..................................          1,750         68,215
     The Scotts Miracle-Gro Co. - Class A(1)..........            270         11,991
     The Sherwin-Williams Co.(1)......................          1,058         73,203
     The Valspar Corp.(1).............................          1,520         45,782
     Valhi, Inc.(1) ..................................             70            864
                                                                        ------------
                                                                           2,299,144
                                                                        ------------
   CONSTRUCTION MATERIALS -- 0.1%
     Eagle Materials, Inc. ...........................            210          5,445
     Martin Marietta Materials Corp.(1). .............            590         50,038
     Vulcan Materials Co.(1). ........................          1,570         68,813
                                                                        ------------
                                                                             124,296
                                                                        ------------
   CONTAINERS & PACKAGING -- 0.3%
     AptarGroup, Inc. ................................          1,080         40,846
     Ball Corp.(1) ...................................          1,150         60,754
     Bemis Co., Inc. .................................            840         22,680
     Crown Holdings, Inc.*. ..........................          2,040         51,082
     Greif, Inc. - Class A ...........................            270         14,996
     Owens-Illinois, Inc.* ...........................          2,180         57,661
     Packaging Corp. of America ......................            450          9,909
     Pactiv Corp.*. ..................................          1,730         48,180
     Sealed Air Corp. ................................          1,300         25,636
     Sonoco Products Co. .............................            610         18,593
     Temple-Inland, Inc.(1) ..........................            800         16,536
                                                                        ------------
                                                                             366,873
                                                                        ------------
   METALS & MINING -- 1.2%
     AK Steel Holding Corp. ..........................            470          5,602
     Alcoa, Inc.(1). .................................         11,300        113,678
     Allegheny Technologies, Inc. ....................          1,350         59,657
     Carpenter Technology Corp. ......................            380         12,475
     Cliffs Natural Resources, Inc. ..................          1,640         77,342

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                  VALUE
                                                                    SHARES       (NOTE 2)
                                                                  ----------   ------------
   METALS & MINING -- (CONTINUED)
     Commercial Metals Co. ...................................           870   $    11,501
     Compass Minerals International, Inc. ....................           200        14,056
     Freeport-McMoRan Copper & Gold, Inc. ....................         4,980       294,468
     Gerdau Ameristeel Corp.* ................................         2,900        31,610
     Newmont Mining Corp. ....................................         5,370       331,544
     Nucor Corp.(1) ..........................................         3,850       147,378
     Reliance Steel & Aluminum Co.(1) ........................         1,150        41,573
     Royal Gold, Inc. ........................................           800        38,400
     Schnitzer Steel Industries,  Inc. - Class A(1) ..........           140         5,488
     Southern Copper Corp. ...................................         2,010        53,345
     Steel Dynamics, Inc. ....................................         1,800        23,742
     Titanium Metals Corp.*(1) ...............................           651        11,451
     United States Steel Corp.(1) ............................         1,720        66,306
     Walter Industries, Inc.(1) ..............................           650        39,553
                                                                                ----------
                                                                                 1,379,169
                                                                                ----------
   PAPER & FOREST PRODUCTS -- 0.2%
     Domtar Corp. ............................................           600        29,490
     International Paper Co.(1) ..............................         5,040       114,055
     MeadWestvaco Corp. ......................................         2,280        50,616
     Weyerhaeuser Co. ........................................         2,460        86,592
                                                                                ----------
                                                                                   280,753
                                                                                ----------
   TOTAL MATERIALS ...........................................                   4,450,235
                                                                                ----------
TELECOMMUNICATION SERVICES -- 2.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
     AT&T, Inc. ..............................................        66,550     1,609,844
     CenturyTel, Inc.(1) .....................................         3,590       119,583
     Frontier Communications Corp.(1) ........................         3,200        22,752
     Level 3 Communications, Inc.* ...........................        31,020        33,812
     Qwest Communications International, Inc.(1) .............        17,550        92,138
     tw telecom, Inc.* .......................................         1,000        16,680
     Verizon Communications, Inc. ............................        31,420       880,388
     Windstream Corp.(1) .....................................         4,000        42,240
                                                                                ----------
                                                                                 2,817,437
                                                                                ----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     American Tower Corp. - Class A*(1) ......................         4,410       196,245
     Crown Castle International Corp.* .......................         3,440       128,174
     Leap Wireless International, Inc.*(1) ...................           490         6,360
     MetroPCS Communications, Inc.*(1) .......................         1,330        10,893
     NII Holdings, Inc.* .....................................         1,890        61,463
     SBA Communications Corp. - Class A*(1) ..................         1,510        51,355
     Sprint Nextel Corp.*(1) .................................        33,040       140,090
     Telephone & Data Systems, Inc. ..........................           530        16,107
     U.S. Cellular Corp.* ....................................            90         3,703
                                                                                ----------
                                                                                   614,390
                                                                                ----------
   TOTAL TELECOMMUNICATION SERVICES ..........................                   3,431,827
                                                                                ----------
UTILITIES -- 3.8%
   ELECTRIC UTILITIES -- 1.8%
     Allegheny Energy, Inc. ..................................         2,460        50,873
     American Electric Power Co., Inc. .......................         5,390       174,097
     DPL, Inc. ...............................................           730        17,447
     Duke Energy Corp. .......................................        14,800       236,800
     Edison International ....................................         3,820       121,170
     Entergy Corp. ...........................................         2,170       155,415
     Exelon Corp. ............................................         7,570       287,433
     FirstEnergy Corp.(1) ....................................         3,520       124,010
     Great Plains Energy, Inc. ...............................           720        12,254
     Hawaiian Electric Industries, Inc.(1) ...................           410         9,340
     ITC Holdings Corp.(1) ...................................           320        16,931
     NextEra Energy, Inc. ....................................         4,740       231,122
     Northeast Utilities .....................................         2,310        58,859
     NV Energy, Inc. .........................................         1,380        16,298
     Pepco Holdings, Inc. ....................................         1,650        25,872
     Pinnacle West Capital Corp. .............................         1,500        54,540
     PPL Corp. ...............................................         4,500       112,275
     Progress Energy, Inc. ...................................         3,220       126,288
     Southern Co. ............................................         9,230       307,175
     Westar Energy, Inc. .....................................           560        12,102
                                                                                ----------
                                                                                 2,150,301
                                                                                ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                   VALUE
                                                                   SHARES         (NOTE 2)
                                                                 ----------     -------------
   GAS UTILITIES -- 0.3%
     AGL Resources, Inc. .....................................          420     $      15,044
     Atmos Energy Corp. ......................................        1,410            38,126
     Energen Corp. ...........................................          830            36,794
     EQT Corp. ...............................................        1,550            56,017
     National Fuel Gas Co. ...................................        1,010            46,339
     ONEOK, Inc. .............................................        1,380            59,685
     Questar Corp.(1).........................................        1,900            86,431
     UGI Corp. ...............................................          790            20,098
                                                                                -------------
                                                                                      358,534
                                                                                -------------
   INDEPENDENT POWER PRODUCERS &
     ENERGY TRADERS -- 0.2%
     Calpine Corp.*(1)........................................        4,150            52,788
     Constellation Energy Group, Inc. ........................        2,080            67,080
     Dynegy, Inc.*............................................          946             3,642
     Mirant Corp.*(1).........................................          510             5,386
     NRG Energy, Inc.*(1).....................................        3,300            69,993
     Ormat Technologies, Inc.(1)..............................          100             2,829
     RRI Energy, Inc.*(1).....................................        1,740             6,595
     The AES Corp.*...........................................        8,110            74,936
                                                                                -------------
                                                                                      283,249
                                                                                -------------
   MULTI-UTILITIES -- 1.4%
     Alliant Energy Corp. ....................................        1,700            53,958
     Ameren Corp. ............................................        2,050            48,728
     CenterPoint Energy, Inc. ................................        4,860            63,958
     CMS Energy Corp.(1)......................................        3,270            47,906
     Consolidated Edison, Inc. ...............................        3,140           135,334
     Dominion Resources, Inc. ................................        6,570           254,522
     DTE Energy Co.(1)........................................        1,800            82,098
     Integrys Energy Group, Inc. .............................          560            24,494
     MDU Resources Group, Inc. ...............................        1,280            23,078
     NiSource, Inc.(1)........................................        3,400            49,300
     NSTAR(1).................................................        1,370            47,950
     OGE Energy Corp. ........................................        1,410            51,550
     PG&E Corp. ..............................................        4,120           169,332
     Public Service Enterprise Group, Inc. ...................        5,500           172,315
     SCANA Corp. .............................................        1,640            58,646
     Sempra Energy............................................        2,850           133,351
     TECO Energy, Inc.(1).....................................        1,630            24,564
     Vectren Corp. ...........................................        1,680            39,749
     Wisconsin Energy Corp. ..................................        1,320            66,977
     Xcel Energy, Inc. .......................................        5,170           106,554
                                                                                -------------
                                                                                    1,654,364
                                                                                -------------
   WATER UTILITIES -- 0.1%
     American Water Works Co., Inc. ..........................        3,190            65,714
     Aqua America, Inc.(1)....................................        2,300            40,664
                                                                                -------------
                                                                                      106,378
                                                                                -------------
   TOTAL UTILITIES.........................................................         4,552,826
                                                                                -------------
   TOTAL COMMON STOCK
     (COST $113,704,819)...................................................       117,517,401
                                                                                -------------

RIGHTS -- 0.0%
     Fresenius Kabi Pharmaceuticals
      Holding, Inc. - CVR*
      (COST $0)...............................................          132                17
                                                                                -------------

EXCHANGE-TRADED FUNDS -- 0.5%
     iShares Russell 1000 Index Fund
      (COST $511,725).........................................        8,800           502,832

                                                                                -------------
SHORT-TERM INVESTMENTS -- 0.3%
     BlackRock Liquidity Funds
       TempFund Portfolio - Institutional Series
       (COST $350,312)........................................      350,312           350,312
                                                                                -------------

     TOTAL INVESTMENTS IN SECURITIES
      (COST $114,566,856)..................................................       118,370,562
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                        VALUE
                                                                       SHARES          (NOTE 2)
                                                                     ----------    -----------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 18.4%
   Institutional Money Market Trust
      (COST $21,788,760)(3).....................................     21,788,760    $      21,788,760
                                                                                  ------------------
   TOTAL INVESTMENTS -- 118.7%
      (COST $136,355,616)+(2)...................................                   $     140,159,322
COLLATERAL FOR SECURITIES ON LOAN -- (18.4)%....................                         (21,788,760)
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)%..............                            (266,124)
                                                                                   -----------------
NET ASSETS -- 100.0%............................................                   $     118,104,438
                                                                                   =================

---------

*    Non-income producing security.

+ The cost for Federal income tax purposes is $139,038,326. At June 30, 2010, net unrealized appreciation was $1,120,996. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,379,458 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,258,462.

(1)  Security partially or fully on loan.

(2) At June 30, 2010, the market value of securities on loan for the Large-Cap Strategy Fund was $20,827,448.

(3)  See Note 6 in the Notes to Financial Statements.

CVR -- Contingent Value Rights


The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                            LEVEL 2 -        LEVEL 3 -
                                            TOTAL           LEVEL 1 -      SIGNIFICANT      SIGNIFICANT
                                          VALUE AT            QUOTED        OBSERVABLE     UNOBSERVABLE
                                        JUNE 30, 2010         PRICES          INPUTS          INPUTS
                                     ------------------  ---------------  -------------   --------------
INVESTMENTS IN SECURITIES:
   Common Stocks                     $      117,517,401  $   117,517,401  $           -   $            -
   Rights                                            17               17              -                -
   Exchange-Traded Funds                        502,832          502,832              -                -
   Short-Term Investments                    22,139,072       22,139,072              -                -
                                     ------------------  ---------------  -------------  ---------------
Total                                $      140,159,322  $   140,159,322  $           -  $             -
                                     ==================  ===============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
      INVESTMENTS / JUNE 30, 2010

      (Showing Percentage of Net Assets)

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
COMMON STOCK -- 98.2%
   CONSUMER DISCRETIONARY -- 13.4%
       AUTO COMPONENTS -- 0.7%
           American Axle & Manufacturing Holdings, Inc.*(1) .................        7,445   $    54,572
           Amerigon, Inc.* ..................................................        1,907        14,074
           China Automotive Systems, Inc.*(1) ...............................          550         9,680
           Cooper Tire & Rubber Co.(1) ......................................        6,316       123,162
           Dana Holding Corp.*(1) ...........................................       13,630       136,300
           Dorman Products, Inc.* ...........................................          796        16,183
           Drew Industries, Inc.* ...........................................        1,744        35,229
           Exide Technologies*(1) ...........................................        8,632        44,886
           Fuel Systems Solutions, Inc.*(1) .................................        1,416        36,745
           Hawk Corp. - Class A* ............................................          320         8,144
           Modine Manufacturing Co.* ........................................        4,305        33,062
           Raser Technologies, Inc.*(1) .....................................        3,873         2,266
           Spartan Motors, Inc. .............................................        3,109        13,058
           Standard Motor Products, Inc. ....................................        1,590        12,831
           Stoneridge, Inc.* ................................................        1,848        14,026
           Superior Industries International, Inc.(1) .......................        2,346        31,530
           Tenneco, Inc.*(1) ................................................        6,350       133,731
           Wonder Auto Technology, Inc.*(1) .................................        1,244         9,106
                                                                                             -----------
                                                                                                 728,585
                                                                                             -----------

       AUTOMOBILES -- 0.0%
           Winnebago Industries, Inc.* ......................................        3,345        33,249
                                                                                             -----------

       DISTRIBUTORS -- 0.0%
           Audiovox Corp. - Class A* ........................................        1,628        11,966
           Core-Mark Holding Co., Inc.* .....................................        1,113        30,496
                                                                                             -----------
                                                                                                  42,462
                                                                                             -----------

       DIVERSIFIED CONSUMER SERVICES -- 1.2%
           American Public Education, Inc.*(1) ..............................        1,665        72,760
           Bridgepoint Education, Inc.*(1) ..................................        1,700        26,877
           Capella Education Co.*(1) ........................................        1,805       146,837
           ChinaCast Education Corp.* .......................................        3,370        20,018
           Coinstar, Inc.* ..................................................        3,378       145,153
           Corinthian Colleges, Inc.*(1) ....................................        8,301        81,765
           CPI Corp. ........................................................          740        16,591
           Grand Canyon Education, Inc.* ....................................        3,234        75,773
           Jackson Hewitt Tax Service, Inc.*(1) .............................        2,188         2,472
           K12, Inc.*(1) ....................................................        2,200        48,796
           Learning Tree International, Inc.* ...............................          720         7,812
           LIncoln Educational Services Corp.* ..............................        1,608        33,109
           Mac-Gray Corp. ...................................................        1,980        22,057
           Matthews International Corp. - Class A(1) ........................        2,962        86,727
           Nobel Learning Communities, Inc.* ................................        3,000        17,700
           Pre-Paid Legal Services, Inc.*(1) ................................          535        24,337
           Princeton Review, Inc.* ..........................................          850         1,972
           Regis Corp.(1) ...................................................        5,298        82,490
           Sotheby's Holdings, Inc. .........................................        7,052       161,279
           Steiner Leisure, Ltd.* ...........................................        1,665        64,002
           Stewart Enterprises, Inc. - Class A(1) ...........................        6,239        33,753
           Universal Technical Institute, Inc.(1) ...........................        2,501        59,124
                                                                                             -----------
                                                                                               1,231,404
                                                                                             -----------

       HOTELS, RESTAURANTS & LEISURE -- 2.4%
           AFC Enterprises, Inc.* ...........................................        2,615        23,797
           Ambassadors Group, Inc. ..........................................        2,798        31,589
           Ameristar Casinos, Inc.(1) .......................................        3,015        45,406
           Benihana, Inc. - Class A* ........................................          380         2,250
           Biglari Holdings, Inc.*(1) .......................................          170        48,773
           BJ's Restaurants, Inc.*(1) .......................................        2,590        61,124
           Bluegreen Corp.* .................................................        1,037         3,121
           Bob Evans Farms, Inc. ............................................        3,046        74,993
           Boyd Gaming Corp.* ...............................................        4,440        37,696
           Buffalo Wild Wings, Inc.* ........................................        2,032        74,331

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
           California Pizza Kitchen, Inc.* ..................................        1,437   $    21,771
           CEC Entertainment, Inc.* .........................................        2,268        79,970
           Churchill Downs, Inc. ............................................          872        28,602
           CKE Restaurants, Inc.(1) .........................................        4,687        58,728
           Cracker Barrel Old Country Store, Inc. ...........................        2,522       117,424
           Denny's Corp.* ...................................................        7,910        20,566
           DineEquity, Inc.*(1) .............................................        1,582        44,169
           Domino's Pizza, Inc.* ............................................        3,614        40,838
           Dover Downs Gaming & Entertainment, Inc.(1) ......................          744         2,150
           Einstein Noah Restaurant Group, Inc.* ............................          704         7,596
           Gaylord Entertainment Co.*(1) ....................................        3,834        84,693
           Great Wolf Resorts, Inc.* ........................................        6,790        14,123
           Interval Leisure Group, Inc.* ....................................        4,310        53,659
           Isle of Capri Casinos, Inc.*(1) ..................................        2,771        25,659
           Jack in the Box, Inc.*(1) ........................................        6,406       124,597
           Jamba, Inc.* .....................................................        9,820        20,917
           Krispy Kreme Doughnuts, Inc.* ....................................       10,440        35,183
           Lakes Entertainment, Inc.* .......................................          110           168
           Landry's Restaurants, Inc.* ......................................        1,045        25,561
           Life Time Fitness, Inc.*(1) ......................................        4,517       143,595
           Luby's, Inc.* ....................................................        2,591         9,975
           McCormick & Schmick's Seafood Restaurants, Inc.* .................        1,200         8,952
           Monarch Casino & Resort, Inc.* ...................................          928         9,401
           Morgans Hotel Group Co.*(1) ......................................        2,433        14,987
           Multimedia Games, Inc.* ..........................................          880         3,960
           O'Charley's, Inc.* ...............................................        1,730         9,169
           Orient-Express Hotels, Ltd. - Class A*(1) ........................        8,320        61,568
           Papa John's International, Inc.* .................................        2,056        47,535
           Peet's Coffee & Tea, Inc.*(1) ....................................        1,050        41,234
           PF Chang's China Bistro, Inc.(1) .................................        2,361        93,614
           Pinnacle Entertainment, Inc.* ....................................        6,307        59,664
           Red Lion Hotels Corp.* ...........................................        2,290        13,671
           Red Robin Gourmet Burgers, Inc.* .................................        1,602        27,490
           Ruby Tuesday, Inc.* ..............................................        6,300        53,550
           Ruth's Hospitality Group, Inc.* ..................................        2,410        10,074
           Scientific Games Corp. - Class A* ................................        5,190        47,748
           Shuffle Master, Inc.* ............................................        7,040        56,390
           Sonic Corp.* .....................................................        5,915        45,841
           Speedway Motorsports, Inc.(1) ....................................        1,511        20,489
           Texas Roadhouse, Inc.*(1) ........................................        5,295        66,823
           The Cheesecake Factory, Inc.*(1) .................................        5,976       133,026
           The Marcus Corp. .................................................        1,587        15,013
           Town Sports International Holdings, Inc.* ........................        1,220         2,806
           Universal Travel Group* ..........................................          540         3,175
           Vail Resorts, Inc.* ..............................................        3,730       130,214
                                                                                             -----------
                                                                                               2,339,418
                                                                                             -----------

       HOUSEHOLD DURABLES -- 0.8%
           American Greetings Corp. - Class A(1) ............................        3,947        74,046
           Beazer Homes USA, Inc.*(1) .......................................       10,260        37,244
           Blyth, Inc. ......................................................          710        24,190
           Brookfield Homes Corp.* ..........................................        1,560        10,514
           Cavco Industries, Inc.*(1) .......................................          405        14,248
           CSS Industries, Inc. .............................................          658        10,857
           Ethan Allen Interiors, Inc.(1) ...................................        2,536        35,479
           Furniture Brands International, Inc.* ............................        3,380        17,644
           Helen of Troy, Ltd.* .............................................        3,523        77,717
           Hooker Furniture corp. ...........................................          861         9,178
           Hovnanian Enterprises, Inc. - Class A*(1) ........................        5,813        21,392
           iRobot Corp.* ....................................................        2,090        39,271
           La-Z-Boy, Inc.* ..................................................        5,346        39,721
           Libbey, Inc.* ....................................................        1,740        22,585
           Lifetime Brands, Inc.* ...........................................        1,500        21,930

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       HOUSEHOLD DURABLES -- (CONTINUED)
           M/I Homes, Inc.* .................................................        2,554   $    24,621
           Meritage Homes Corp.* ............................................        3,502        57,013
           National Presto Industries, Inc. .................................          632        58,687
           NIVS IntelliMedia Technology Group, Inc.*(1) .....................        7,730        17,779
           Ryland Group, Inc. ...............................................        4,681        74,053
           Sealy Corp.* .....................................................        4,055        10,827
           Skyline Corp. ....................................................          539         9,707
           Standard Pacific Corp.* ..........................................        4,740        15,784
           Stanley Furniture Co., Inc.* .....................................        1,760         7,146
           Universal Electronics, Inc.* .....................................        2,148        35,721
                                                                                             -----------
                                                                                                 767,354
                                                                                             -----------

       INTERNET & CATALOG RETAIL -- 0.5%
           1-800-FLOWERS.COM, Inc. - Class A* ...............................        3,112         6,411
           Blue Nile, Inc.*(1) ..............................................        1,422        66,948
           Drugstore.com, Inc.* .............................................        8,990        27,689
           Gaiam, Inc. - Class A ............................................        1,143         6,938
           HSN, Inc.* .......................................................        3,800        91,200
           NutriSystem, Inc.(1) .............................................        3,259        74,761
           Orbitz Worldwide, Inc.* ..........................................        3,179        12,112
           Overstock.com, Inc.* .............................................        2,222        40,151
           PetMed Express, Inc.(1) ..........................................        2,107        37,505
           Shutterfly, Inc.*(1) .............................................        2,672        64,021
           U.S. Auto Parts Network, Inc.* ...................................        1,920        11,520
           Vitacost.com, Inc.* ..............................................          900         8,091
                                                                                             -----------
                                                                                                 447,347
                                                                                             -----------

       LEISURE EQUIPMENT & PRODUCTS -- 0.8%
           Arctic Cat, Inc.* ................................................        2,400        21,864
           Brunswick Corp.(1) ...............................................        9,211       114,493
           Callaway Golf Co.(1) .............................................        8,421        50,863
           Eastman Kodak Co.*(1) ............................................       25,670       111,408
           JAKKS Pacific, Inc.*(1) ..........................................        2,378        34,196
           Leapfrog Enterprises, Inc.* ......................................        2,987        12,008
           Marine Products Corp.* ...........................................        1,100         6,226
           Polaris Industries, Inc.(1) ......................................        3,157       172,435
           Pool Corp.(1) ....................................................        4,935       108,175
           RC2 Corp.*(1) ....................................................        2,472        39,824
           Smith & Wesson Holdings Corp.*(1) ................................        5,587        22,851
           Sport Supply Group, Inc. .........................................        1,370        18,440
           Steinway Musical Instruments, Inc.* ..............................          568        10,105
           Sturm, Ruger & Co., Inc.(1) ......................................        1,720        24,647
                                                                                             -----------
                                                                                                 747,535
                                                                                             -----------

       MEDIA -- 1.4%
           A.H. Belo Corp. - Class A* .......................................        3,230        21,447
           Arbitron, Inc.(1) ................................................        3,024        77,505
           Ascent Media Corp. - Class A* ....................................        1,040        26,270
           Ballantyne Strong, Inc.*. ........................................        3,040        22,010
           Belo Corp. - Class A* ............................................       10,060        57,242
           Carmike Cinemas, Inc.*. ..........................................        1,090         6,605
           Cinemark Holdings, Inc.(1) .......................................        6,037        79,387
           CKX, Inc.* .......................................................        4,616        23,034
           Dex One Corp.* ...................................................        5,060        96,140
           E.W. Scripps Co. - Class A*(1) ...................................        2,080        15,454
           Entercom Communications Corp. - Class A* .........................        2,420        21,344
           Entravision Communications Corp. - Class A* ......................        8,930        18,842
           Fisher Communications, Inc.* .....................................          627        10,559
           Global Sources, Ltd.* ............................................          868         6,805
           Gray Television, Inc.* ...........................................        8,240        19,858
           Harte-Hanks, Inc.(1) .............................................        3,036        31,726
           Journal Communications, Inc. - Class A* ..........................        3,820        15,165
           Knology, Inc.* ...................................................        2,369        25,893
           Lee Enterprises, Inc.* ...........................................        8,010        20,586
           LIN TV Corp. - Class A* ..........................................        3,270        17,691
           Lions Gate Entertainment Corp.* ..................................        6,500        45,370
           Live Nation Entertainment, Inc.*(1) ..............................       14,546       152,006
           Lodgenet Entertainment Corp.* ....................................          890         3,302
           Martha Stewart Living Omnimedia, Inc. - Class A*(1) ..............        1,923         9,461
           Media General, Inc. - Class A* ...................................        2,260        22,058

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------

       MEDIA -- (CONTINUED)
           Mediacom Communications Corp. - Class A* .........................        3,685   $    24,763
           National CineMedia, Inc.(1) ......................................        4,892        81,501
           Outdoor Channel Holdings, Inc.* ..................................        1,170         5,464
           Playboy Enterprises, Inc. - Class B* .............................          350         1,470
           PRIMEDIA, Inc. ...................................................        1,510         4,424
           RCN Corp.* .......................................................        4,018        59,507
           ReachLocal, Inc.* ................................................        1,940        25,162
           Reading International, Inc. - Class A* ...........................          470         1,866
           Rentrak Corp.* ...................................................        1,230        29,926
           Scholastic Corp.(1) ..............................................        3,116        75,158
           Sinclair Broadcast Group, Inc. - Class A* ........................        3,568        20,802
           SuperMedia, Inc.* ................................................        1,070        19,570
           The McClatchy Co. - Class A* .....................................        6,060        22,058
           Valassis Communications, Inc.*(1) ................................        5,180       164,310
           Warner Music Group Corp.* ........................................        4,650        22,599
           World Wrestling Entertainment, Inc. - Class A(1) .................        2,097        32,629
                                                                                             -----------
                                                                                               1,436,969
                                                                                             -----------

       MULTILINE RETAIL -- 0.4%
           99 Cents Only Stores* ............................................        4,780        70,744
           Dillard's, Inc. - Class A(1) .....................................        4,512        97,008
           Fred's, Inc. - Class A(1) ........................................        4,302        47,580
           Retail Ventures, Inc.* ...........................................        2,100        16,422
           Saks, Inc.*(1) ...................................................       14,020       106,412
           The Bon-Ton Stores, Inc.* ........................................        2,250        21,937
           Tuesday Morning Corp.*(1) ........................................        1,800         7,182
                                                                                             -----------
                                                                                                 367,285
                                                                                             -----------

       SPECIALTY RETAIL -- 3.2%
           America's Car-Mart, Inc.* ........................................          750        16,973
           AnnTaylor Stores Corp.* ..........................................        6,350       103,314
           Asbury Automotive Group, Inc.* ...................................        2,524        26,603
           Barnes & Noble, Inc. .............................................        3,530        45,537
           Bebe Stores, Inc. ................................................        2,106        13,478
           Big 5 Sporting Goods Corp. .......................................        1,932        25,386
           Borders Group, Inc.*(1) ..........................................        6,420         8,539
           Brown Shoe Co., Inc. .............................................        4,845        73,547
           Build-A-Bear Workshop, Inc.*(1) ..................................        1,721        11,668
           Cabela's, Inc.*(1) ...............................................        4,124        58,313
           Casual Male Retail Group, Inc.* ..................................        6,740        23,051
           Charming Shoppes, Inc.* ..........................................       10,480        39,300
           Christopher & Banks Corp. ........................................        4,415        27,329
           Citi Trends, Inc.* ...............................................        1,246        41,043
           Coldwater Creek, Inc.* ...........................................        7,830        26,309
           Collective Brands, Inc.*(1) ......................................        7,087       111,975
           Conn's, Inc.*(1) .................................................          861         5,063
           Destination Maternity Corp.*(1) ..................................          480        12,144
           Dress Barn, Inc.* ................................................        6,017       143,265
           DSW, Inc. - Class A*(1) ..........................................        1,097        24,639
           Express, Inc.* ...................................................        2,950        48,291
           Genesco, Inc.* ...................................................        2,321        61,066
           Group 1 Automotive, Inc.*(1) .....................................        2,554        60,096
           Haverty Furniture Cos., Inc. .....................................        1,967        24,174
           hhgregg, Inc.* ...................................................        1,095        25,535
           Hibbett Sports, Inc.* ............................................        2,584        61,913
           Hot Topic, Inc. ..................................................        5,921        30,079
           Jo-Ann Stores, Inc.*(1) ..........................................        2,852       106,979
           Jos. A. Bank Clothiers, Inc.*(1) .................................        1,770        95,562
           Kirkland's, Inc.* ................................................        1,460        24,638
           Lithia Motors, Inc. - Class A ....................................        1,680        10,382
           Lumber Liquidators Holdings, Inc.* (1) ...........................        2,561        59,748
           MarineMax, Inc.* .................................................        3,180        22,069
           Midas, Inc.* .....................................................        1,154         8,851
           Monro Muffler Brake, Inc. ........................................        1,828        72,261
           New York & Co., Inc.* ............................................        2,080         4,763
           OfficeMax, Inc.*(1) ..............................................        9,590       125,245
           Pacific Sunwear of California, Inc.*(1)  .........................        7,770        24,864
           Penske Auto Group, Inc.* .........................................        3,600        40,896

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       SPECIALTY RETAIL -- (CONTINUED)
           Pier 1 Imports, Inc.*(1) .........................................        9,870   $    63,267
           Rent-A-Center, Inc.*(1) ..........................................        6,564       132,987
           Rue21, Inc.* .....................................................        1,650        50,061
           Sally Beauty Holdings, Inc.*(1) ..................................        8,423        69,069
           Select Comfort Corp.* ............................................        5,740        50,225
           Shoe Carnival, Inc.* .............................................        1,049        21,515
           Sonic Automotive, Inc. - Class A*(1) .............................        2,328        19,928
           Stage Stores, Inc. ...............................................        4,578        48,893
           Stein Mart, Inc.* ................................................        2,670        16,634
           Syms Corp.*(1) ...................................................          760         5,358
           Systemax, Inc.(1) ................................................        1,302        19,621
           Talbots, Inc.* ...................................................        7,360        75,882
           The Buckle, Inc.(1) ..............................................        2,955        95,801
           The Cato Corp. - Class A .........................................        3,453        76,035
           The Children's Place Retail Stores, Inc.* ........................        2,788       122,728
           The Finish Line, Inc. - Class A...................................        5,754        80,153
           The Gymboree Corp.*(1). ..........................................        3,155       134,750
           The Men's Wearhouse, Inc. ........................................        5,059        92,883
           The Pep Boys - Manny, Moe & Jack .................................        5,553        49,200
           The Wetseal, Inc. - Class A* .....................................       13,736        50,136
           Ulta Salon Cosmetics & Fragrance, Inc.* ..........................        3,761        88,985
           Vitamin Shoppe, Inc.*(1). ........................................        1,160        29,754
           West Marine, Inc.*(1) ............................................        1,850        20,128
           Zale Corp.*(1) ...................................................        2,342         3,700
           Zumiez, Inc.*(1) .................................................        1,503        24,213
                                                                                             -----------
                                                                                               3,186,794
                                                                                             -----------

       TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
           American Apparel, Inc.*(1) .......................................        2,943         5,386
           Carter's, Inc.* ..................................................        6,041       158,576
           Cherokee, Inc.(1) ................................................          628        10,739
           Columbia Sportswear Co.(1) .......................................        1,233        57,544
           Crocs, Inc.*(1) ..................................................        9,880       104,530
           Culp, Inc.* ......................................................        1,900        20,824
           Deckers Outdoor Corp.*(1) ........................................        1,297       185,302
           Delta Apparel, Inc.* .............................................        1,530        22,338
           Fuqi International, Inc.*(1) .....................................          830         5,644
           G-III Apparel Group, Ltd.* .......................................        1,177        26,942
           Iconix Brand Group, Inc.* ........................................        7,445       106,985
           Jones Apparel Group, Inc.(1) .....................................        8,350       132,347
           K-Swiss, Inc. - Class A*(1) ......................................        2,058        23,111
           Kenneth Cole Productions, Inc. - Class A* ........................          850         9,359
           Liz Claiborne, Inc.*(1) ..........................................        8,480        35,786
           Maidenform Brands, Inc.* .........................................        2,319        47,215
           Movado Group, Inc.* ..............................................        1,765        18,850
           Oxford Industries, Inc. ..........................................          870        18,209
           Perry Ellis International, Inc.* .................................          647        13,069
           Quiksilver, Inc.* ................................................       16,440        60,828
           Skechers U.S.A., Inc. - Class A*(1) ..............................        3,673       134,138
           Steven Madden, Ltd.*(1). .........................................        2,734        86,176
           The Timberland Co. - Class A* ....................................        4,865        78,570
           The Warnaco Group, Inc.* .........................................        4,831       174,592
           True Religion Apparel, Inc.*(1) ..................................        2,517        55,550
           Under Armour, Inc. - Class A*(1) .................................        3,713       123,012
           Unifi, Inc.* .....................................................        3,200        12,224
           Unifirst Corp. ...................................................        1,668        73,425
           Volcom, Inc.*(1) .................................................        1,933        35,896
           Weyco Group, Inc. ................................................        1,011        23,031
           Wolverine World Wide, Inc.(1) ....................................        5,236       132,052
                                                                                             -----------
                                                                                               1,992,250
                                                                                             -----------

       TOTAL CONSUMER DISCRETIONARY                                                           13,320,652
                                                                                             -----------

   CONSUMER STAPLES -- 3.3%
       BEVERAGES -- 0.1%
           Coca-Cola Bottling Co. Consolidated ..............................          251        12,028
           Heckmann Corp.* ..................................................       10,870        50,437
           National Beverage Corp. ..........................................        1,170        14,367
           The Boston Beer Co., Inc. - Class A*(1) ..........................          775        52,274
                                                                                             -----------
                                                                                                 129,106
                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       FOOD & STAPLES RETAILING -- 0.9%
           Arden Group, Inc. - Class A ......................................           53   $     4,657
           Casey's General Stores, Inc. .....................................        5,366       187,273
           Great Atlantic & Pacific Tea Co., Inc.*(1) .......................        3,280        12,792
           Ingles Markets, Inc. - Class A ...................................          995        14,975
           Nash-Finch Co.(1) ................................................        1,608        54,929
           PriceSmart, Inc. .................................................        2,126        49,387
           Rite Aid Corp.* ..................................................       47,990        47,030
           Ruddick Corp.(1) .................................................        4,660       144,413
           Spartan Stores, Inc. .............................................        1,679        23,036
           Susser Holdings Corp.*. ..........................................          831         9,798
           The Andersons, Inc. ..............................................        2,155        70,231
           The Pantry, Inc.* ................................................        3,070        43,318
           United Natural Foods, Inc.*(1) ...................................        4,087       122,120
           Village Super Market - Class A ...................................          780        20,475
           Weis Markets, Inc. ...............................................        1,228        40,414
           Winn-Dixie Store, Inc.*. .........................................        5,221        50,330
                                                                                             -----------
                                                                                                 895,178
                                                                                             -----------

       FOOD PRODUCTS -- 1.5%
           AgFeed Industries, Inc.*(1) ......................................        2,450         7,179
           Alico, Inc.(1) ...................................................          960        22,061
           American Dairy, Inc.*(1). ........................................          738        11,771
           American Italian Pasta Co. - Class A* ............................        2,300       121,601
           B&G Foods, Inc. - Class A ........................................        5,586        60,217
           Cal-Maine Foods, Inc.(1). ........................................        1,252        39,976
           Calavo Growers, Inc.(1) ..........................................          677        12,159
           Chiquita Brands International, Inc.*(1) ..........................        5,391        65,501
           Darling International, Inc.* .....................................        7,317        54,951
           Diamond Foods, Inc.(1) ...........................................        2,055        84,460
           Dole Food Co., Inc.*(1) ..........................................        2,000        20,860
           Farmer Brothers Co.(1) ...........................................          388         5,855
           Fresh Del Monte Produce, Inc.* ...................................        4,049        81,952
           Griffin Land & Nurseries, Inc. ...................................          246         6,248
           Harbinger Group, Inc.* ...........................................        1,670        10,488
           HQ Sustainable Maritime Industries, Inc.*(1) .....................          735         3,675
           Imperial Sugar Co.(1) ............................................        1,036        10,464
           J&J Snack Foods Corp. ............................................        1,424        59,950
           John B. Sanfilippo & Son, Inc.* ..................................        1,560        22,573
           Lancaster Colony Corp.(1) ........................................        2,122       113,230
           Lance, Inc.(1) ...................................................        2,831        46,683
           Limoneira Co. ....................................................          880        19,149
           Omega Protein Corp.* .............................................        2,926        11,733
           Overhill Farms, Inc.* ............................................          960         5,654
           Pilgrim's Pride Corp.* ...........................................        4,790        31,470
           Sanderson Farms, Inc.(1). ........................................        2,311       117,260
           Seneca Foods Corp. - Class A* ....................................          640        20,646
           Smart Balance, Inc.* .............................................        7,329        29,976
           Synutra International, Inc.*(1) ..................................        2,499        40,409
           The Hain Celestial Group, Inc.*(1) ...............................        4,103        82,758
           Tootsie Roll Industries, Inc.(1) .................................        2,751        65,061
           TreeHouse Foods, Inc.*(1) ........................................        3,542       161,728
                                                                                             -----------
                                                                                               1,447,698
                                                                                             -----------

       HOUSEHOLD PRODUCTS -- 0.2%
           Cellu Tissue Holdings, Inc.* .....................................        1,500        11,655
           Central Garden & Pet Co. - Class A* ..............................        5,144        46,142
           Oil-Dri Corp. of America .........................................          710        16,294
           Orchids Paper Products Co.*(1) ...................................          190         2,470
           Spectrum Brands Holdings, Inc.* ..................................        1,660        42,098
           WD-40 Co. ........................................................        1,994        66,599
                                                                                             -----------
                                                                                                 185,258
                                                                                             -----------

       PERSONAL PRODUCTS -- 0.3%
           American Oriental Bioengineering, Inc.*(1) .......................        3,929         9,901
           China Sky One Medical, Inc.*(1) ..................................          599         6,733
           China-Biotics, Inc.*(1) ..........................................          860        11,189
           Elizabeth Arden, Inc.* ...........................................        1,987        28,851
           International Parfums, Inc. ......................................        1,208        17,190
           Mannatech, Inc. ..................................................        1,390         2,766

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       PERSONAL PRODUCTS -- (CONTINUED)
           Medifast, Inc.*(1) ...............................................        1,840   $    47,674
           Nu Skin Enterprises, Inc. - Class A(1) ...........................        5,478       136,566
           Nutraceutical International Corp.* ...............................          460         7,020
           Prestige Brands Holdings, Inc.* ..................................        4,497        31,839
           Revlon, Inc. - Class A*. .........................................        1,900        21,204
           Schiff Nutrition International, Inc. .............................          195         1,388
           The Female Health Co. ............................................        1,630         8,460
           USANA Health Sciences, Inc.*(1) ..................................          355        12,968
                                                                                             -----------
                                                                                                 343,749
                                                                                             -----------

       TOBACCO -- 0.3%
           Alliance One International, Inc.* ................................        9,832        35,002
           Star Scientific, Inc.*(1) ........................................       15,009        24,615
           Universal corp. ..................................................        2,802       111,183
           Vector Group, Ltd.(1) ............................................        4,819        81,056
                                                                                             -----------
                                                                                                 251,856
                                                                                             -----------
       TOTAL CONSUMER STAPLES                                                                  3,252,845
                                                                                             -----------

   ENERGY -- 5.4%
       ENERGY EQUIPMENT & SERVICES -- 1.8%
           Allis-Chalmers Energy, Inc.* .....................................        4,474         9,216
           Basic Energy Services, Inc.* .....................................        1,782        13,721
           Bolt Technology Corp.*(1) ........................................          757         6,624
           Boots & Coots, Inc.* .............................................       10,110        29,824
           Bristow Group, Inc.* .............................................        3,471       102,047
           Bronco Drilling Co., Inc.*(1) ....................................        2,243         7,514
           Cal Dive International, Inc.* ....................................        8,329        48,725
           CARBO Ceramics, Inc. .............................................        2,188       157,952
           Complete Production Services, Inc.* ..............................        7,896       112,913
           Dawson Geophysical Co.* ..........................................          663        14,102
           Dril-Quip, Inc.* .................................................        3,638       160,145
           ENGlobal, Corp.*(1) ..............................................        2,143         4,415
           Geokinetics, Inc.*(1) ............................................          690         2,643
           Global Industries, Ltd.*(1) ......................................        9,480        42,565
           Gulf Island Fabrication, Inc. ....................................        1,683        26,120
           Gulfmark Offshore, Inc. - Class A* ...............................        2,641        69,194
           Helix Energy Solutions Group, Inc.* ..............................        9,830       105,869
           Hercules Offshore, Inc.*. ........................................       13,500        32,805
           Hornbeck Offshore Services, Inc.*(1) .............................        1,988        29,025
           ION Geophysical Corp.*(1) ........................................       11,377        39,592
           Key Energy Services, Inc.*(1) ....................................       12,310       113,006
           Lufkin Industries, Inc.(1). ......................................        2,920       113,851
           Matrix Service Co.* ..............................................        4,093        38,106
           Natural Gas Services Group, Inc.* ................................        2,084        31,531
           Newpark Resources, Inc.* .........................................        8,102        49,017
           Oyo Geospace Corp.* ..............................................          291        14,108
           Parker Drilling Co.* .............................................       14,514        57,330
           Petroleum Helicopters, Inc.* .....................................        1,015        14,301
           Pioneer Drilling Co.* ............................................        4,058        23,009
           RPC, Inc. ........................................................        3,409        46,533
           Seahawk Drilling, Inc.*. .........................................        2,000        19,440
           Sulphco, Inc.*(1) ................................................        1,280           348
           Superior Well Services, Inc.*(1) .................................        2,979        49,809
           T-3 Energy Services, Inc.*(1) ....................................        1,473        41,097
           Tesco Corp.* .....................................................        2,600        31,928
           Tetra Technologies, Inc.* ........................................        8,730        79,268
           Union Drilling, Inc.* ............................................        3,290        18,128
           Vantage Drilling Co.* ............................................        8,160        11,016
           Willbros Group, Inc.* ............................................        3,828        28,327
                                                                                             -----------
                                                                                               1,795,164
                                                                                             -----------

       OIL, GAS & CONSUMABLE FUELS -- 3.6%
           Abraxas Petroleum Corp. ..........................................        8,390        23,492
           Alon USA Energy, Inc.(1). ........................................        1,174         7,467
           American Oil & Gas, Inc.* ........................................        5,320        33,410
           Apco Oil and Gas International, Inc. .............................        1,510        35,500
           Approach Resources, Inc.* ........................................          780         5,366
           Arena Resources, Inc.* ...........................................        4,060       129,514

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
           ATP Oil & Gas Corp.*(1). .........................................        4,202   $    44,499
           Berry Petroleum Co. - Class A(1) .................................        5,244       134,876
           Bill Barret Corp.* ...............................................        4,055       124,772
           BPZ Resources, Inc.*(1) ..........................................       11,673        48,443
           Brigham Exploration Co.* .........................................       12,053       185,375
           Callon Petroleum Co.* ............................................        3,900        24,570
           CAMAC Energy, Inc.* ..............................................        5,740        21,410
           Carrizo Oil & Gas, Inc.* .........................................        3,736        58,020
           Cheniere Energy, Inc.*(1). .......................................        2,167         6,111
           Clayton Williams Energy, Inc.* ...................................          483        20,344
           Clean Energy Fuels Corp.*(1) .....................................        4,419        66,020
           Cloud Peak Energy, Inc.* .........................................        1,920        25,459
           Contango Oil & Gas Co.* ..........................................        1,069        47,838
           Crosstex Energy, Inc.* ...........................................        3,643        23,352
           CVR Energy, Inc.* ................................................        2,326        17,492
           Delek US Holdings, Inc. ..........................................        1,412        10,308
           Delta Petroleum Corp.*(1) ........................................       32,963        28,348
           DHT Maritime, Inc. ...............................................        7,313        28,155
           Endeavour International Corp.* ...................................       13,950        14,787
           Energy Partners, Ltd.* ...........................................        3,240        39,560
           Energy XXI Bermuda, Ltd.* ........................................        5,360        84,581
           Evergreen Energy, Inc.*. .........................................       19,060         2,020
           FX Energy, Inc.*(1) ..............................................        7,093        25,677
           Gastar Exploration, Ltd.* ........................................        5,690        20,541
           General Maritime corp. ...........................................        4,533        27,379
           Georesources, Inc.* ..............................................          564         7,857
           GMX Resources, Inc.*(1). .........................................        3,090        20,054
           Golar LNG, Ltd. ..................................................        4,668        46,073
           Goodrich Petroleum Corp.*(1) .....................................        2,175        26,100
           Green Plains Renewable Energy, Inc.* .............................        1,170        11,957
           Gulfport Energy Corp.*. ..........................................        3,900        46,254
           Harvest Natural Resources, Inc.*(1) ..............................        2,549        18,786
           Houston American Energy Corp. ....................................        1,920        18,931
           International Coal Group, Inc.*(1) ...............................       11,240        43,274
           Isramco, Inc.*(1) ................................................           40         1,887
           James River Coal Co.* ............................................        2,332        37,125
           Knightsbridge Tankers, Ltd. ......................................        1,793        31,539
           Kodiak Oil & Gas Corp.* ..........................................       12,430        39,652
           L&L Energy, Inc.* ................................................        2,400        20,640
           Magnum Hunter Resources Corp.* ...................................        5,270        22,977
           McMoRan Exploration Co.*(1) ......................................        8,048        89,413
           Miller Petroleum, Inc.* ..........................................        3,140        18,086
           Nordic American Tanker Shipping(1) ...............................        5,408       151,911
           Northern Oil And Gas, Inc.*(1) ...................................        3,800        48,792
           Oilsands Quest, Inc.* ............................................       18,680        11,395
           Overseas Shipholding Group, Inc. .................................        2,480        91,859
           Panhandle Oil and Gas, Inc. - Class A ............................          586        15,488
           Patriot Coal Corp.*(1) ...........................................        8,010        94,118
           Penn Virginia Corp.(1) ...........................................        4,634        93,190
           Petroleum Development Corp.* .....................................        1,789        45,834
           Petroquest Energy, Inc.*(1) ......................................        5,743        38,823
           RAM Energy Resources, Inc.* ......................................       10,270        21,259
           Resolute Energy Corp.*. ..........................................        4,830        59,119
           Rex Energy Corp.* ................................................        4,175        42,168
           Rex Stores Corp.* ................................................          790        12,640
           Rosetta Resources, Inc.*(1) ......................................        5,168       102,378
           Scorpio Tankers, Inc.* ...........................................        3,180        36,411
           Ship Finance International, Ltd.(1) ..............................        4,113        73,541
           Southern Union Co. ...............................................            1            21
           Stone Energy Corp.*(1) ...........................................        5,334        59,527
           Swift Energy Co.* ................................................        4,396       118,296
           Syntroleum Corp.* ................................................        3,350         5,494
           Teekay Tankers, Ltd. - Class A ...................................        3,218        35,816
           Toreador Resources Corp.*(1) .....................................        2,589        14,240
           TransAtlantic Petroleum, Ltd.* ...................................       15,610        49,484
           Uranerz Energy Corp.*(1). ........................................        6,710         6,978
           Uranium Energy Corp.*(1) .........................................        5,180        12,225
           USEC, Inc.*(1) ...................................................       14,215        67,663
           Vaalco Energy, Inc. ..............................................        5,557        31,119
           Venoco, Inc.*(1) .................................................        1,430        23,552

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------

       OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
           W&T Offshore, Inc. ...............................................        3,020   $    28,569
           Warren Resources, Inc.*. .........................................        8,990        26,071
           Western Refining, Inc.*(1) .......................................        7,705        38,756
           Westmoreland Coal Co.* ...........................................          900         7,308
           World Fuel Services Corp.(1) .....................................        6,514       168,973
           Zion Oil & Gas, Inc.*(1) .........................................          836         4,197
                                                                                             -----------
                                                                                               3,502,506
                                                                                             -----------
       TOTAL ENERGY                                                                            5,297,670
                                                                                             -----------

   FINANCIALS -- 21.0%
       CAPITAL MARKETS -- 2.1%
           American Capital Ltd.*(1) ........................................       34,130       164,507
           Apollo Investment Corp. ..........................................       20,972       195,669
           Arlington Asset Investment Corp. - Class A .......................        1,210        22,784
           Artio Global Investors, Inc. .....................................        2,600        40,924
           BGC Partners, Inc. - Class A(1) ..................................        3,270        16,710
           Blackrock Kelso Capital Corp.(1) .................................        5,980        59,023
           Calamos Asset Management, Inc. - Class A .........................        1,785        16,565
           Capital Southwest corp. ..........................................          262        23,032
           Cohen & Steers, Inc.(1) ..........................................        1,983        41,127
           Cowen Group, Inc. - Class A* .....................................        2,260         9,266
           Diamond Hill Investment Group, Inc. ..............................          160         9,070
           Duff & Phelps Corp. - Class A ....................................          984        12,428
           Epoch Holding Corp.(1) ...........................................          940        11,534
           Evercore Partners, Inc. - Class A ................................        1,393        32,527
           FBR Capital Markets Corp.* .......................................        5,860        19,514
           Fifth Street Finance Corp. .......................................        3,616        39,884
           Financial Engines, Inc.*. ........................................        2,820        38,352
           GAMCO Investors, Inc. - Class A(1) ...............................          812        30,206
           GFI Group, Inc. ..................................................        5,181        28,910
           Gladstone Capital Corp.(1) .......................................        1,702        18,399
           Gladstone Investment Corp. .......................................        1,707         9,952
           Gleacher & Co., Inc.* ............................................       12,845        32,755
           Golub Capital BDC, Inc. ..........................................        1,570        22,639
           Harris & Harris Group, Inc.*(1) ..................................        2,760        11,288
           Hercules Technology Growth Capital, Inc. .........................        3,067        28,247
           HFF, Inc. - Class A* .............................................        3,050        21,564
           International Assets Holding Corp.*(1) ...........................        1,026        16,416
           Investment Technology Group, Inc.* ...............................        3,720        59,743
           JMP Group, Inc. ..................................................          900         5,571
           Kayne Anderson Energy Development Co. ............................        1,159        17,582
           KBW, Inc.* .......................................................        3,153        67,600
           Knight Capital Group, Inc. - Class A*(1) .........................       10,312       142,202
           Kohlberg Capital Corp.(1) ........................................          964         4,830
           LaBranche & Co., Inc.* ...........................................        4,585        19,624
           Ladenburg Thalmann Financial Services, Inc.* .....................       14,500        18,125
           Main Street Capital Corp.(1) .....................................        2,308        34,458
           MCG Capital Corp. ................................................        9,220        44,533
           MF Global Holdings, Ltd.* ........................................       10,520        60,069
           MVC Capital, Inc. ................................................        1,994        25,762
           NGP Capital Resources Co. ........................................        1,828        13,107
           Oppenheimer Holdings, Inc. - Class A .............................          870        20,837
           optionsXpress Holdings, Inc.*(1) .................................        3,569        56,176
           PennantPark Investment Corp. .....................................        2,830        27,027
           Penson Worldwide, Inc.*(1) .......................................        1,568         8,844
           Piper Jaffray Cos.* ..............................................        2,250        72,495
           Prospect Capital Corp.(1) ........................................        7,319        70,628
           Pzena Investment Management, Inc. - Class A ......................          665         4,236
           Safeguard Scientifics, Inc.* .....................................        2,825        29,832
           Sanders Morris Harris Group, Inc. ................................        1,795         9,962
           Solar Capital, Ltd. ..............................................          990        19,067

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       CAPITAL MARKETS -- (CONTINUED)
           Stifel Financial Corp.*(1). ......................................        3,087   $   133,945
           SWS Group, Inc. ..................................................        2,087        19,827
           Teton Advisors, Inc.** ...........................................           10            93
           THL Credit, Inc.* ................................................        2,300        26,450
           Thomas Weisel Partners Group, Inc.* ..............................        2,396        14,112
           TICC Capital Corp. ...............................................        3,386        28,442
           TradeStation Group, Inc.* ........................................        4,510        30,442
           Triangle Capital corp. ...........................................        1,027        14,604
           US Global Investors, Inc. - Class A ..............................        1,229         6,821
           Virtus Investment Partners, Inc.* ................................          503         9,416
           Westwood Holdings Group, Inc.(1) .................................          600        21,090
                                                                                             -----------
                                                                                               2,110,844
                                                                                             -----------

       COMMERCIAL BANKS -- 6.2%
           1st Source Corp.(1) ..............................................        2,208        37,359
           1st United Bancorp, Inc./ Boca Raton* ............................        2,920        21,491
           Alliance Financial corp. .........................................          150         4,170
           American National Bankshares, Inc. ...............................          630        13,476
           Ameris Bancorp* ..................................................        3,261        31,506
           Ames National Corp. ..............................................          481         9,399
           Arrow Financial Corp.(1). ........................................        1,042        24,070
           Auburn National Bancorporation, Inc.(1) ..........................          150         2,820
           Bancfirst corp. ..................................................          414        15,107
           Banco Latinoamericano De Exportaciones SA ........................        2,324        29,027
           Bancorp. Rhode Island, Inc. ......................................          430        11,266
           Bank of Marin Bancorp. ...........................................          800        25,544
           Bank of the Ozarks, Inc. .........................................        1,056        37,456
           Banner Corp. .....................................................        1,380         2,732
           Boston Private Financial Holdings, Inc. ..........................        7,368        47,376
           Bridge Bancorp, Inc. .............................................          550        13,354
           Bryn Mawr Bank Corp. .............................................          475         7,970
           Camden National Corp. ............................................          503        13,817
           Cape Bancorp, Inc.* ..............................................        2,420        17,303
           Capital City Bank Group, Inc. ....................................          951        11,773
           Cardinal Financial Corp. .........................................        2,860        26,426
           Cathay General Bancorp(1) ........................................        8,712        89,995
           Center Bancorp, Inc.(1) ..........................................        1,050         7,959
           Center Financial Corp.*. .........................................        4,030        20,754
           CenterState Banks of Florida, Inc. ...............................        3,106        31,340
           Central Pacific Financial Corp.*(1) ..............................        2,393         3,590
           Chemical Financial Corp. .........................................        1,898        41,338
           Citizens & Northern Corp.(1) .....................................          631         6,752
           Citizens Holding Co.(1) ..........................................          660        11,359
           Citizens Republic Bancorp, Inc.* .................................       28,790        24,471
           City Holding Co.(1) ..............................................        1,762        49,125
           CNB Financial Corp.(1) ...........................................          310         3,404
           CoBiz Financial, Inc.(1) .........................................        5,119        33,734
           Columbia Banking System, Inc.(1) .................................        3,669        66,996
           Community Bank Systems, Inc.(1) ..................................        3,584        78,956
           Community Trust Bancorp, Inc. ....................................        1,428        35,843
           CVB Financial Corp.(1) ...........................................        9,444        89,718
           Danvers Bancorp, Inc.(1) .........................................        1,471        21,256
           Eagle Bancorp, Inc.* .............................................          670         7,893
           Enterprise Bancorp., Inc.(1) .....................................          400         4,124
           Enterprise Financial Services Corp.(1) ...........................          753         7,259
           Farmers Capital Bank Corp. .......................................          529         2,671
           Financial Institutions, Inc. .....................................          873        15,504
           First Bancorp, Inc. ..............................................        1,739        22,833
           First Bancorp/North Carolina .....................................        1,095        15,867
           First Bancorp/Puerto Rico(1) .....................................        6,366         3,374
           First Busey Corp.(1) .............................................        5,451        24,693
           First Commonwealth Financial Corp. ...............................        9,326        48,961
           First Community Bancshares, Inc. .................................        1,511        22,197
           First Financial Bancorp(1) .......................................        5,715        85,439
           First Financial Bankshares, Inc. .................................        2,601       125,082

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       COMMERCIAL BANKS -- (CONTINUED)
           First Financial Corp./ Indiana(1) ................................        1,595   $    41,167
           First Interstate Bancsystem, Inc. ................................        2,620        41,213
           First Merchants Corp. ............................................        2,305        19,546
           First Midwest Bancorp, Inc. ......................................        8,401       102,156
           First South Bancorp, Inc. ........................................          862         9,146
           FirstMerit Corp. .................................................       10,413       178,375
           FNB Corp.(1) .....................................................       11,206        89,984
           German American Bancorp, Inc.(1) .................................          990        15,147
           Glacier Bancorp, Inc. ............................................        7,161       105,052
           Great Southern Bancorp, Inc. .....................................          440         8,936
           Greene Bankshares, Inc.* .........................................        1,650        21,070
           Guaranty Bancorp* ................................................        5,210         5,523
           Hampton Roads Bankshares, Inc.(1) ................................        1,010           758
           Hancock Holding Co.(1) ...........................................        2,519        84,034
           Heartland Financial USA, Inc. ....................................          983        16,986
           Heritage Financial Corp.* ........................................          820        12,275
           Home BanCorp., Inc.* .............................................          550         7,100
           Home Bancshares, Inc. ............................................        2,492        56,843
           Hudson Valley Holding Corp. ......................................          940        21,733
           IBERIABANK Corp. .................................................        2,704       139,202
           Independent Bank Corp./ Massachusetts(1) .........................        1,886        46,546
           International Bancshares Corp.(1) ................................        5,242        87,489
           Investors Bancorp, Inc.* .........................................        4,541        59,578
           Lakeland Bancorp, Inc.(1) ........................................        1,655        14,101
           Lakeland Financial Corp. .........................................        2,145        42,857
           MainSource Financial Group, Inc.(1) ..............................        1,619        11,608
           MB Financial, Inc.(1) ............................................        5,645       103,812
           Merchants Bancshares, Inc. .......................................          940        20,887
           Metro Bancorp, Inc.* .............................................        2,212        27,296
           Midsouth Bancorp, Inc. ...........................................          730         9,322
           Nara Bancorp, Inc.* ..............................................        3,801        32,042
           National Bankshares, Inc.(1) .....................................        1,330        32,226
           National Penn Bancshares, Inc.(1) ................................       11,751        70,624
           NBT Bancorp, Inc. ................................................        3,788        77,351
           Northfield Bancorp, Inc. .........................................        1,406        18,250
           Northrim BanCorp, Inc. ...........................................          880        13,622
           Norwood Financial Corp.(1) .......................................          770        19,442
           Ohio Valley Banc Corp.(1) ........................................          140         2,306
           Old National Bancorp/ Indiana(1) .................................        8,141        84,341
           Old Point Financial Corp.(1) .....................................          290         3,776
           Old Second Bancorp, Inc.(1) ......................................        1,140         2,280
           OmniAmerican Bancorp, Inc.* ......................................        1,690        19,080
           Oriental Financial Group, Inc.(1) ................................        2,944        37,271
           Orrstown Financial Services, Inc. ................................          420         9,295
           Pacific Capital Bancorp*(1) ......................................        6,990         5,033
           Pacific Continental Corp. ........................................          856         8,106
           PacWest Bancorp(1) ...............................................        2,899        53,081
           Park National Corp.(1) ...........................................        1,228        79,869
           Peapack-Gladstone Financial Corp. ................................          807         9,442
           Penns Woods Bancorp., Inc. .......................................          530        16,123
           Peoples Bancorp, Inc./ Ohio(1) ...................................          846        12,267
           Peoples Financial Corp./ Mississippi .............................           50           530
           Pinnacle Financial Partners, Inc.*(1) ............................        2,731        35,093
           PremierWest Bancorp(1) ...........................................        7,374         2,950
           PrivateBancorp, Inc.(1) ..........................................        4,690        51,965
           Prosperity Bancshares, Inc.(1) ...................................        4,905       170,449
           Renasant Corp.(1) ................................................        2,521        36,176
           Republic Bancorp, Inc./ Kentucky - Class A .......................          727        16,285
           Republic First Bancorp, Inc.* ....................................        9,910        19,324
           S&T Bancorp, Inc.(1) .............................................        2,960        58,490
           S.Y. Bancorp, Inc.(1) ............................................        1,569        36,056
           Sandy Springs Bancorp, Inc. ......................................        2,277        31,901
           Santander BanCorp* ...............................................          650         8,216
           SCBT Financial corp. .............................................        1,139        40,116

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       COMMERCIAL BANKS -- (CONTINUED)
           Shore Bancshares, Inc. ...........................................          574   $     6,836
           Sierra Bancorp(1) ................................................          516         5,934
           Signature Bank* ..................................................        4,184       159,034
           Simmons First National Corp. - Class A ...........................        1,856        48,739
           Smithtown Bancorp, Inc.(1) .......................................          627         1,868
           Southside Bancshares, Inc. .......................................        1,003        19,699
           Southwest Bancorp, Inc. ..........................................        2,702        35,910
           State Bancorp, Inc. ..............................................        1,199        11,390
           StellarOne corp. .................................................        1,663        21,237
           Sterling BanCorp. ................................................        2,807        25,263
           Sterling Bancshares, Inc.(1) .....................................        9,162        43,153
           Suffolk Bancorp(1) ...............................................        1,184        36,633
           Sun Bancorp, Inc.*(1) ............................................        1,365         5,132
           Susquehanna Bancshares, Inc. .....................................       13,123       109,315
           SVB Financial Group* .............................................        4,348       179,268
           Taylor Capital Group, Inc.* ......................................        1,670        21,610
           Texas Capital Bancshares, Inc.*(1) ...............................        4,058        66,551
           The Bancorp, Inc.* ...............................................        2,440        19,105
           The First of Long Island Corp. ...................................          280         7,199
           Tompkins Financial Corp.(1) ......................................          960        36,240
           Tower Bancorp, Inc. ..............................................          160         3,502
           TowneBank(1) .....................................................        1,820        26,426
           Trico Bancshares .................................................        1,043        17,658
           Trustmark Corp.(1) ...............................................        6,568       136,746
           UMB Financial Corp. ..............................................        3,904       138,826
           Umpqua Holdings Corp.(1) .........................................       11,926       136,910
           Union First Market Bankshares Corp.(1) ...........................        2,089        25,611
           United Bankshares, Inc.(1) .......................................        3,624        86,759
           United Community Banks, Inc.* ....................................       12,090        47,755
           United Security Bancshares(1) ....................................        1,030         9,321
           Univest Corp. of PA ..............................................        2,533        43,872
           Virginia Commerce Bancorp, Inc.* .................................        3,560        22,250
           Washington Banking Co.(1) ........................................          920        11,767
           Washington Trust Bancorp, Inc. ...................................        1,976        33,671
           Webster Financial Corp.(1) .......................................        7,490       134,371
           WesBanco, Inc. ...................................................        2,976        50,146
           West Bancorp, Inc. ...............................................        1,387         9,445
           West Coast Bancorp. ..............................................        8,540        21,777
           Westamerica Bancorp(1) ...........................................        3,023       158,768
           Western Alliance Bancorp*(1) .....................................        6,981        50,054
           Whitney Holdings corp. ...........................................        9,400        86,950
           Wilshire Bancorp, Inc.(1) ........................................        1,470        12,862
           Wintrust Financial Corp.(1) ......................................        3,313       110,455
           Yadkin Valley Financial Corp.(1) .................................          807         2,728
                                                                                             -----------
                                                                                               6,157,795
                                                                                             -----------

       CONSUMER FINANCE -- 0.5%
           Advance America Cash Advance Centers, Inc. .......................        4,920        20,320
           Cardtronics, Inc.* ...............................................        3,290        42,638
           Cash America International, Inc. .................................        3,166       108,499
           CompuCredit Holdings Corp. .......................................        1,312         5,196
           Credit Acceptance Corp.*(1) ......................................          485        23,653
           Dollar Financial Corp.*(1) .......................................        1,992        39,422
           EzCorp, Inc. - Class A* ..........................................        5,269        97,740
           First Cash Financial Services, Inc.* .............................        3,319        72,354
           Nelnet, Inc. - Class A ...........................................        2,662        51,323
           The First Marblehead Corp.*(1) ...................................        5,080        11,938
           World Acceptance Corp.* ..........................................        1,744        66,813
                                                                                             -----------
                                                                                                 539,896
                                                                                             -----------

       DIVERSIFIED FINANCIAL SERVICES -- 0.5%
           Asset Acceptance Capital Corp.*(1) ...............................        1,100         4,554
           California First National Bancorp. ...............................          970        11,970
           Compass Diversified Holdings(1) ..................................        3,111        41,718
           Encore Capital Group, Inc.* ......................................          965        19,889
           Life Partners Holdings, Inc.(1) ..................................          498        10,189

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       DIVERSIFIED FINANCIAL SERVICES -- (CONTINUED)
           MarketAxess Holdings, Inc. .......................................        2,827   $    38,984
           Medallion Financial Corp. ........................................        1,311         8,653
           MSCI, Inc.* ......................................................          350         9,590
           NewStar Financial, Inc.*(1) ......................................        3,694        23,494
           PHH Corp.*(1) ....................................................        6,177       117,610
           PICO Holdings, Inc.* .............................................        2,496        74,805
           Portfolio Recovery Associates, Inc.*(1) ..........................        1,879       125,480
           Primus Guaranty, Ltd.* ...........................................        2,890        10,664
           Resource America, Inc. - Class A(1) ..............................        1,310         5,043
                                                                                             -----------
                                                                                                 502,643
                                                                                             -----------

       INSURANCE -- 2.9%
           Alterra Capital Holdings, Ltd. ...................................       10,485       196,908
           AMBAC Financial Group, Inc.*(1) ..................................       24,040        16,107
           American Equity Investment Life Holding Co.(1) ...................        6,463        66,698
           American Physicians Capital, Inc.(1) .............................          890        27,456
           American Physicians Service Group, Inc. ..........................          720        17,604
           American Safety Insurance Holdings, Ltd.* ........................          197         3,097
           AMERISAFE, Inc.* .................................................        2,102        36,890
           Amtrust Financial Services, Inc. .................................        2,403        28,932
           Argo Group International Holdings, Ltd.(1) .......................        2,881        88,130
           Baldwin & Lyons, Inc. - Class B ..................................          652        13,699
           Citizens, Inc.*(1) ...............................................        3,227        21,492
           CNA Surety Corp.* ................................................        2,458        39,500
           CNO Financial Group, Inc.*(1) ....................................       21,820       108,009
           Crawford & Co. - Class B*(1) .....................................        2,037         6,437
           Delphi Financial Group, Inc. - Class A(1) ........................        4,413       107,721
           Donegal Group, Inc. - Class A ....................................          750         9,218
           Eastern Insurance Holdings, Inc. .................................        1,230        13,063
           eHealth, Inc.* ...................................................        2,474        28,129
           EMC Insurance Group, Inc.(1) .....................................        1,165        25,548
           Employers Holdings, Inc. .........................................        3,927        57,845
           Enstar Group, Ltd.* ..............................................          409        27,174
           FBL Financial Group, Inc. - Class A(1) ...........................        1,953        41,013
           First Acceptance Corp.*(1) .......................................        1,630         2,787
           First American Financial Corp. ...................................       10,650       135,042
           First Mercury Financial Corp. ....................................        2,965        31,370
           Flagstone Reinsurance Holdings SA ................................        4,717        51,038
           FPIC Insurance Group, Inc.* ......................................        1,066        27,343
           Greenlight Capital Re, Ltd. - Class A* ...........................        2,830        71,288
           Hallmark Financial Services, Inc.* ...............................        1,217        12,109
           Harleysville Group, Inc. .........................................        1,239        38,446
           Hilltop Holdings, Inc.* ..........................................        3,761        37,648
           Horace Mann Educators Corp. ......................................        4,824        73,807
           Independence Holding Co.(1) ......................................          990         5,910
           Infinity Property & Casualty Corp. ...............................        1,208        55,785
           Kansas City Life Insurance Co. ...................................          400        11,828
           Maiden Holdings, Ltd. ............................................        4,162        27,344
           Meadowbrook Insurance Group, Inc. ................................        6,805        58,727
           Mercer Insurance Group, Inc.(1) ..................................        1,000        16,920
           Montpelier Re Holdings, Ltd. .....................................        7,404       110,542
           National Financial Partners Corp.* ...............................        4,230        41,327
           National Interstate corp. ........................................          519        10,287
           National Western Life Insurance Co. - Class A ....................          235        35,899
           Navigators Group, Inc.* ..........................................        1,226        50,425
           NYMagic, Inc. ....................................................          624        12,037
           Platinum Underwriters Holdings, Ltd.(1) ..........................        4,640       168,386

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       INSURANCE -- (CONTINUED)
           PMA Capital Corp. - Class A* .....................................        2,485   $    16,277
           Presidential Life corp. ..........................................        1,960        17,836
           Primerica, Inc.* .................................................        2,230        47,811
           ProAssurance Corp.* ..............................................        3,427       194,517
           RLI Corp.(1) .....................................................        2,116       111,111
           Safety Insurance Group, Inc. .....................................        1,594        59,010
           SeaBright Insurance Holdings, Inc. ...............................        1,684        15,964
           Selective Insurance Group, Inc.(1) ...............................        5,913        87,867
           State Auto Financial Corp. .......................................        1,708        26,491
           Stewart Information Services Corp.(1) ............................        1,459        13,160
           The Phoenix Cos., Inc.*(1) .......................................       10,184        21,488
           Tower Group, Inc.(1) .............................................        4,307        92,730
           United America Indemnity, Ltd. - Class A* ........................        2,429        17,877
           United Fire & Casualty Co. .......................................        1,595        31,613
           Universal Insurance Holdings, Inc. ...............................        2,460        10,283
                                                                                             -----------
                                                                                               2,831,000
                                                                                             -----------

       REAL ESTATE INVESTMENT TRUSTS -- 7.1%
           Acadia Realty Trust ..............................................        4,125        69,382
           Agree Realty Corp. ...............................................          589        13,735
           Alexander's, Inc.(1) .............................................          186        56,343
           American Campus Communities, Inc.(1) .............................        5,595       152,688
           American Capital Agency Corp.(1) .................................        3,518        92,946
           Anworth Mortgage Asset Corp. .....................................       10,241        72,916
           Apollo Commercial Real Estate Finance, Inc. ......................        1,950        32,097
           Ashford Hospitality Trust, Inc.*(1) ..............................        4,420        32,399
           Associated Estates Realty Corp. ..................................        2,614        33,851
           BioMed Realty Trust, Inc.(1) .....................................       11,746       188,993
           CapLease, Inc. ...................................................        4,301        19,828
           Capstead Mortgage Corp. ..........................................        7,420        82,065
           Care Investment Trust, Inc. ......................................        1,180        10,242
           CBL & Associates Properties, Inc.(1) .............................       14,800       184,112
           Cedar Shopping Centers, Inc. .....................................        5,626        33,869
           Chatham Lodging Trust* ...........................................        1,990        35,561
           Chesapeake Lodging Trust* ........................................          910        14,396
           Cogdell Spencer, Inc. ............................................        3,087        20,868
           Colonial Properties Trust ........................................        6,763        98,266
           Colony Financial, Inc.(1) ........................................        1,330        22,477
           Cousins Properties, Inc. .........................................        7,696        51,871
           CreXus Investment Corp. ..........................................        3,020        37,539
           Cypress Sharpridge Investments, Inc. .............................        2,090        26,459
           DCT Industrial Trust, Inc. .......................................       20,275        91,643
           DiamondRock Hospitality Co.*(1) ..................................       16,077       132,153
           DuPont Fabros Technology, Inc. ...................................        4,605       113,099
           Dynex Capital, Inc. ..............................................        1,710        15,783
           Eastgroup Properties, Inc. .......................................        2,694        95,853
           Education Realty Trust, Inc. .....................................        5,421        32,689
           Entertainment Properties Trust(1) ................................        4,639       176,607
           Equity Lifestyle Properties, Inc. ................................        2,617       126,218
           Equity One, Inc. .................................................        4,132        64,459
           Excel Trust, Inc.* ...............................................        1,910        22,920
           Extra Space Storage, Inc. ........................................        9,852       136,943
           FelCor Lodging Trust, Inc.* ......................................        8,820        44,012
           First Industrial Realty Trust, Inc.* .............................        5,692        27,435
           First Potomac Realty Trust .......................................        3,574        51,358
           Franklin Street Properties Corp. .................................        7,687        90,783
           Getty Realty Corp. ...............................................        2,527        56,630
           Gladstone Commercial Corp. .......................................        1,090        17,811
           Glimcher Realty Trust ............................................        6,335        37,883
           Government Properties Income Trust ...............................        1,970        50,274
           Gramercy Capital Corp.* ..........................................        4,100         5,166

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
           Hatteras Financial Corp. .........................................        3,971   $   110,473
           Healthcare Realty Trust, Inc. ....................................        6,466       142,058
           Hersha Hospitality Trust .........................................       13,228        59,791
           Highwoods Properties, Inc.(1) ....................................        7,455       206,951
           Home Properties, Inc.(1) .........................................        4,214       189,925
           Inland Real Estate Corp.(1) ......................................        6,195        49,064
           Invesco Mortgage Capital, Inc. ...................................        3,260        65,233
           Investors Real Estate Trust ......................................        8,997        79,444
           iStar Financial, Inc.* ...........................................        7,880        35,145
           Kilroy Realty Corp.(1) ...........................................        5,830       173,326
           Kite Realty Group Trust ..........................................        2,990        12,498
           LaSalle Hotel Properties(1) ......................................        6,741       138,662
           Lexington Realty Trust(1) ........................................       10,151        61,008
           LTC Properties, Inc. .............................................        2,162        52,472
           Medical Properties Trust, Inc. ...................................       12,915       121,918
           MFA Financial, Inc. ..............................................       29,261       216,531
           Mid-America Apartment Communities, Inc.(1) .......................        2,940       151,322
           Mission West Properties, Inc. ....................................        1,625        11,083
           Monmouth Real Estate Investment Corp. - Class A ..................        1,412        10,435
           MPG Office Trust, Inc.*. .........................................        7,600        22,268
           National Health Investors, Inc. ..................................        2,454        94,626
           National Retail Properties, Inc.(1) ..............................        8,534       182,969
           Newcastle Investment Corp. .......................................        8,010        21,467
           NorthStar Realty Finance Corp.(1) ................................        6,290        16,794
           Omega Healthcare Investors, Inc. .................................        8,975       178,872
           One Liberty Properties, Inc. .....................................        1,450        21,620
           Parkway Properties, Inc. .........................................        1,829        26,649
           Pebblebrook Hotel Trust* .........................................        1,920        36,192
           Pennsylvania Real Estate Investment Trust ........................        5,551        67,833
           Pennymac Mortgage Investment Trust* ..............................          150         2,385
           Post Properties, Inc. ............................................        4,751       107,990
           Potlatch Corp. ...................................................        4,141       147,958
           PS Business Parks, Inc. ..........................................        1,889       105,368
           RAIT Financial Trust*(1) .........................................        5,741        10,736
           Ramco-Gershenson Properties Trust ................................        2,644        26,704
           Redwood Trust, Inc. ..............................................        7,219       105,686
           Resource Capital Corp. ...........................................        4,352        24,719
           Retail Opportunity Investments Corp. .............................        4,200        40,530
           Saul Centers, Inc. ...............................................          438        17,796
           Sovran Self Storage, Inc.(1) .....................................        3,107       106,974
           Starwood Property Trust, Inc. ....................................        5,150        87,292
           Strategic Hotels & Resorts, Inc.* ................................       15,060        66,113
           Sun Communities, Inc.(1) .........................................        1,771        45,975
           Sunstone Hotel Investors, Inc.*(1) ...............................       11,334       112,547
           Tanger Factory Outlet Centers, Inc.(1) ...........................        4,062       168,086
           Terreno Realty Corp.* ............................................        1,220        21,606
           Transcontinental Realty Investors, Inc.*(1) ......................          380         3,507
           Two Harbors Investment Corp. .....................................        5,180        42,735
           U-Store-It Trust .................................................       10,044        74,928
           UMH Properties, Inc. .............................................        1,500        15,105
           Universal Health Realty Income Trust .............................        1,697        54,525
           Urstadt Biddle Properties, Inc. - Class A ........................        2,005        32,341
           Walter Investment Management Corp. ...............................        2,730        44,635
           Washington Real Estate Investment Trust(1) .......................        6,242       172,217
           Winthrop Realty Trust(1) .........................................          990        12,682
                                                                                             -----------
                                                                                               6,980,391
                                                                                             -----------

       REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
           American Realty Investors, Inc.*(1) ..............................        1,130         9,153
           Avatar Holdings, Inc.* ...........................................          512         9,820
           China Housing & Land Development, Inc.*(1) .......................        2,350         5,452

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       REAL ESTATE MANAGEMENT & DEVELOPMENT -- (CONTINUED)
           Consolidated Tomoka Land Co. .....................................          790   $    22,515
           Forestar Group, Inc.* ............................................        3,288        59,053
           Kennedy-Wilson Holdings, Inc.* ...................................        3,030        30,603
           Tejon Ranch Co.*(1) ..............................................        1,338        30,881
           Thomas Properties Group, Inc. ....................................        6,410        21,217
                                                                                             -----------
                                                                                                 188,694
                                                                                             -----------

       THRIFTS & MORTGAGE FINANCE -- 1.5%
           Abington Bancorp, Inc. ...........................................        1,867        16,280
           Astoria Financial Corp.(1) .......................................        9,280       127,693
           Bank Mutual Corp. ................................................        4,081        23,180
           BankFinancial Corp.(1) ...........................................        1,661        13,803
           Beneficial Mutual Bancorp, Inc.* .................................        4,480        44,262
           Berkshire Hills Bancorp, Inc. ....................................        1,401        27,292
           BofI Holding, Inc.* ..............................................        1,530        21,604
           Brookline Bancorp, Inc. ..........................................        5,138        45,625
           Brooklyn Federal Bancorp, Inc.(1) ................................          700         3,087
           Cheviot Financial Corp. ..........................................        1,480        12,402
           Clifton Savings Bancorp, Inc. ....................................          405         3,503
           Dime Community Bancshares ........................................        1,893        23,341
           Doral Financial Corp.*(1) ........................................          968         2,362
           ESB Financial Corp. ..............................................          300         3,915
           ESSA Bancorp, Inc. ...............................................        1,770        21,789
           Federal Agricultural Mortgage Corp. - Class C ....................        1,510        21,185
           First Defiance Financial Corp. ...................................          600         5,364
           First Financial Holdings, Inc. ...................................          964        11,038
           First Financial Northwest, Inc.(1) ...............................          467         1,849
           First Financial Service Corp.(1) .................................        1,070         7,747
           First Niagara Financial Group, Inc. ..............................          856        10,726
           Flagstar Bancorp, Inc.* ..........................................        5,660        17,772
           Flushing Financial Corp. .........................................        3,124        38,207
           Fox Chase Bancorp, Inc.* .........................................          981         9,383
           Home Federal Bancorp, Inc. .......................................        1,853        23,403
           Kearny Financial Corp. ...........................................        1,319        12,082
           Kentucky First Federal Bancorp.(1) ...............................          340         3,057
           Legacy Bancorp, Inc. .............................................        1,060         9,349
           Meridian Interstate Bancorp, Inc.* ...............................        1,140        12,426
           MGIC Investment Corp.*(1) ........................................       20,340       140,143
           NASB Financial, Inc.(1) ..........................................        1,080        16,362
           NewAlliance Bancshares, Inc. .....................................       10,925       122,469
           Northwest Bancshares, Inc.* ......................................       11,628       133,373
           OceanFirst Financial Corp. .......................................          798         9,632
           Ocwen Financial Corp.* ...........................................        6,336        64,564
           Oritani Financial Corp. ..........................................        3,330        33,300
           People's United Financial, Inc. ..................................          241         3,254
           Provident Financial Services, Inc.(1) ............................        4,965        58,041
           Provident New York Bancorp. ......................................        3,214        28,444
           Prudential BanCorp., Inc. of Pennsylvania(1) .....................          470         2,801
           Radian Group, Inc. ...............................................       13,386        96,915
           Rockville Financial, Inc.(1) .....................................          773         9,206
           Roma Financial Corp.(1) ..........................................        2,017        21,905
           Territorial Bancorp, Inc. ........................................          780        14,781
           The PMI Group, Inc.* .............................................       17,570        50,777
           Tree.com, Inc.* ..................................................        1,340         8,469
           TrustCo Bank Corp.(1) ............................................       10,174        56,974
           United Financial Bancorp, Inc. ...................................        1,820        24,843
           ViewPoint Financial Group ........................................          601         8,324
           Waterstone Financial, Inc.* ......................................        3,320        11,321
           Westfield Financial, Inc.(1) .....................................        1,854        15,444
           WSFS Financial Corp. .............................................          508        18,252
                                                                                             -----------
                                                                                               1,523,320
                                                                                             -----------
       TOTAL FINANCIALS .....................................................                 20,834,583
                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
   HEALTH CARE -- 13.6%
       BIOTECHNOLOGY -- 3.1%
           Acorda Therapeutics, Inc.* .......................................        4,333   $   134,800
           Affymax, Inc.*(1) ................................................        1,465         8,761
           Alkermes, Inc.* ..................................................        9,173       114,204
           Allos Therapeutics, Inc.*(1) .....................................        6,468        39,649
           Alnylam Pharmaceuticals, Inc.*(1) ................................        4,388        65,908
           AMAG Pharmaceuticals, Inc.*(1) ...................................        2,590        88,967
           Amicus Therapeutics, Inc.*(1) ....................................        1,880         4,211
           Arena Pharmaceuticals, Inc.*(1) ..................................       12,690        38,958
           Ariad Pharmaceuticals, Inc.*(1) ..................................        8,780        24,760
           ArQule, Inc.* ....................................................        5,870        25,241
           Array Biopharma, Inc.* ...........................................        8,163        24,897
           AVEO Pharmaceuticals, Inc.* ......................................        3,120        22,058
           AVI BioPharma, Inc.*(1) ..........................................       17,170        27,644
           BioCryst Pharmaceuticals, Inc.*(1) ...............................        3,080        18,203
           Biospecifics Technologies Corp.*(1) ..............................          150         2,982
           Biotime, Inc.* ...................................................        3,470        21,375
           Celera Corp.*(1) .................................................        9,643        63,162
           Cell Therapeutics, Inc.*(1) ......................................        7,181         2,694
           Celldex Therapeutics, Inc.*(1) ...................................        3,493        15,928
           Cepheid, Inc.*(1) ................................................        6,427       102,961
           Chelsea Therapeutics International, Inc.* ........................        2,870         8,409
           Clinical Data, Inc.*(1) ..........................................          845        10,512
           Cubist Pharmaceuticals, Inc.*(1) .................................        5,962       122,817
           Curis, Inc.*(1) ..................................................        5,760         8,006
           Cytokinetics, Inc.* ..............................................        3,020         7,157
           Cytori Therapeutics, Inc.*(1) ....................................        7,347        25,568
           Dyax Corp.* ......................................................        7,551        17,141
           Dynavax Technologies Corp.* ......................................       11,860        22,060
           Emergent Biosolutions, Inc.* .....................................        1,271        20,768
           Enzon Pharmaceuticals, Inc.*(1) ..................................        5,202        55,401
           Exact Sciences Corp.* ............................................        4,850        21,340
           Exelixis, Inc.*(1) ...............................................        9,522        33,041
           Genomic Health, Inc.* ............................................        2,110        27,282
           Geron Corp.*(1) ..................................................        9,597        48,177
           GTx, Inc.*(1) ....................................................        1,098         3,349
           Halozyme Therapeutics, Inc.*(1) ..................................        5,951        41,895
           Hemispherx Biopharma, Inc.*(1) ...................................        9,290         4,352
           Idenix Pharmaceuticals, Inc.* ....................................        2,632        13,160
           Idera Pharmaceuticals, Inc.* .....................................        1,334         4,802
           Immunogen, Inc.*(1) ..............................................        6,788        62,925
           Immunomedics, Inc.*(1) ...........................................        6,910        21,352
           Incyte Corp.* ....................................................        8,677        96,054
           Infinity Pharmaceuticals, Inc.* ..................................          610         3,605
           Inhibitex, Inc.* .................................................        8,100        20,655
           Insmed, Inc.* ....................................................       11,120         7,479
           InterMune, Inc.*(1) ..............................................        3,956        36,989
           Ironwood Pharmaceuticals, Inc.* ..................................        2,250        26,820
           Isis Pharmaceuticals, Inc.*(1) ...................................        8,912        85,288
           Keryx Biopharmaceuticals, Inc.* ..................................        5,810        21,265
           Lexicon Pharmaceuticals, Inc.* ...................................       18,740        23,987
           Ligand Pharmaceuticals, Inc. - Class B* ..........................        9,151        13,360
           MannKind Corp.*(1) ...............................................        5,287        33,784
           Martek Bioscience Corp.*(1) ......................................        3,666        86,921
           Maxygen, Inc.* ...................................................        1,716         9,489
           Medivation, Inc.*(1) .............................................        3,231        28,562
           Metabolix, Inc.*(1) ..............................................        2,636        37,721
           Micromet, Inc.*(1) ...............................................        6,880        42,931
           Molecular Insight Pharmaceuticals, Inc.*(1) ......................        2,540         4,191
           Momenta Pharmaceuticals, Inc.* ...................................        5,280        64,733
           Myriad Pharmaceuticals, Inc.* ....................................        1,881         7,073
           Nabi Biopharmaceuticals* .........................................        4,488        24,415
           Nanosphere, Inc.* ................................................        1,299         5,664

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       BIOTECHNOLOGY -- (CONTINUED)
           Neuralstem, Inc.* ................................................        8,150   $    20,375
           Neurocrine Biosciences, Inc.* ....................................        4,237        23,727
           NeurogesX, Inc.*(1) ..............................................          230         1,525
           Novavax, Inc.*(1) ................................................        5,273        11,442
           NPS Pharmaceuticals, Inc.* .......................................        5,612        36,141
           OncoGenex Pharmaceutical, Inc.*(1) ...............................          550         7,398
           Onyx Pharmaceuticals, Inc.* ......................................        6,024       130,058
           Opko Health, Inc.* ...............................................       10,700        24,182
           Orexigen Therapeutics, Inc.*(1) ..................................        1,905         8,001
           Osiris Therapeutics, Inc.* .......................................        1,794        10,423
           PDL BioPharma, Inc.(1) ...........................................       13,616        76,522
           Pharmacyclics, Inc.* .............................................        4,040        26,906
           Pharmasset, Inc.* ................................................        2,948        80,598
           Poniard Pharmaceuticals, Inc.*(1) ................................        1,440           864
           Progenics Pharmaceuticals, Inc.* .................................        1,706         9,349
           Repligen Corp.*(1) ...............................................        1,160         3,724
           Rigel Pharmaceuticals, Inc.*(1) ..................................        4,201        30,247
           Sangamo Biosciences, Inc.*(1) ....................................        2,895        10,740
           Savient Pharmaceuticals, Inc.* ...................................        6,548        82,505
           Sciclone Pharmaceuticals, Inc.*(1) ...............................        2,980         7,927
           Seattle Genetics, Inc.* ..........................................        9,285       111,327
           SIGA Technologies, Inc.*(1) ......................................        2,580        19,866
           Spectrum Pharmaceuticals, Inc.*(1) ...............................        4,450        17,444
           StemCells, Inc.* .................................................       14,220        13,367
           Synta Pharmaceuticals Corp.* .....................................        2,000         5,400
           Targacept, Inc.* .................................................        2,510        48,518
           Theravance, Inc.*(1) .............................................        7,086        89,071
           Vanda Pharmaceuticals, Inc.*(1) ..................................        2,420        15,996
           Vical, Inc.*(1) ..................................................        6,870        21,297
           ZIOPHARM Oncology, Inc.* .........................................        6,350        20,193
           Zymogenetics, Inc.*(1) ...........................................        6,535        27,578
                                                                                             -----------
                                                                                               3,100,574
                                                                                             -----------

       HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
           Abaxis, Inc.* ....................................................        1,891        40,524
           Abiomed, Inc.*(1) ................................................        2,382        23,058
           AccuRay, Inc.* ...................................................        4,530        30,034
           AGA Medical Holdings, Inc.* ......................................        1,300        16,497
           Align Technology, Inc.*(1) .......................................        5,821        86,558
           Alimera Sciences, Inc.* ..........................................        2,620        19,493
           Alphatec Holdings, Inc.* .........................................        6,490        30,114
           American Medical Systems Holdings, Inc.*(1) ......................        7,784       172,182
           Analogic Corp. ...................................................        1,208        54,976
           AngioDynamics, Inc.*(1) ..........................................        1,729        25,503
           Antares Pharma, Inc.* ............................................       12,450        21,912
           Arthrocare Corp.* ................................................        2,900        88,885
           Atrion Corp. .....................................................           90        12,154
           ATS Medical, Inc.* ...............................................        8,900        35,333
           Bovie Medical Corp.*(1) ..........................................          610         1,818
           Cantel Medical Corp. .............................................        1,044        17,435
           Cardiac Science Corp.* ...........................................        1,667         1,634
           Cardiovascular Systems, Inc.*(1) .................................        1,410         6,274
           Cerus Corp.* .....................................................        7,010        22,152
           Conceptus, Inc.*(1) ..............................................        2,671        41,614
           Conmed Corp.*(1) .................................................        3,393        63,212
           Cryolife, Inc.* ..................................................        1,550         8,354
           Cutera, Inc.* ....................................................        1,530        14,091
           Cyberonics, Inc.* ................................................        3,190        75,539
           Cynosure, Inc. - Class A* ........................................          603         6,494
           Delcath Systems, Inc.*(1) ........................................        2,920        18,513
           DexCom, Inc.* ....................................................        5,313        61,418
           DynaVox, Inc. - Class A* .........................................        1,310        20,973
           Endologix, Inc.* .................................................        3,330        15,085
           ev3, Inc.* .......................................................        8,755       196,199
           Exactech, Inc.* ..................................................          622        10,624
           Greatbatch, Inc.*(1) .............................................        2,431        54,236
           Haemonetics Corp.* ...............................................        2,865       153,335
           Hansen Medical, Inc.*(1) .........................................        1,503         3,201
           HealthTronics, Inc.* .............................................        4,760        22,991
           HeartWare International, Inc.* ...................................        1,070        74,975
           ICU Medical, Inc.* ...............................................        1,357        43,655
           Immucor, Inc.*(1) ................................................        7,159       136,379
           Insulet Corp.* ...................................................        4,471        67,288
           Integra LifeSciences Holdings Corp.* .............................        2,187        80,919
           Invacare Corp.(1) ................................................        3,214        66,658
           IRIS International, Inc.* ........................................        2,395        24,285

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
           Kensey Nash Corp.* ...............................................          558   $    13,230
           MAKO Surgical Corp.*(1) ..........................................        1,700        21,165
           Masimo Corp.(1) ..................................................        5,301       126,217
           Medical Action Industries, Inc.* .................................        1,124        13,477
           MELA Sciences, Inc.*(1) ..........................................        1,820        13,541
           Meridian Bioscience, Inc. ........................................        3,864        65,688
           Merit Medical Systems, Inc.* .....................................        3,352        53,867
           Micrus Endovascular Corp.* .......................................        2,029        42,183
           Natus Medical, Inc.* .............................................        2,313        37,679
           Neogen Corp.* ....................................................        2,413        62,859
           NuVasive, Inc.*(1) ...............................................        4,290       152,123
           NxStage Medical, Inc.* ...........................................        2,221        32,960
           OraSure Technologies, Inc.* ......................................        3,287        15,219
           Orthofix International N.V.* .....................................        1,861        59,645
           Orthovita, Inc.* .................................................        6,498        13,191
           Palomar Medical Technologies, Inc.* ..............................        1,403        15,700
           Quidel Corp.*(1) .................................................        2,587        32,829
           Rochester Medical Corp.* .........................................        2,730        25,798
           Rockwell Medical Technologies, Inc.*(1) ..........................          660         3,557
           RTI Biologics, Inc.* .............................................        4,000        11,720
           SenoRx, Inc.* ....................................................        2,090        22,948
           Sirona Dental Systems, Inc.*(1) ..................................        3,482       121,313
           Solta Medical, Inc.* .............................................        9,510        18,069
           Somanetics Corp.* ................................................        1,992        49,700
           SonoSite, Inc.* ..................................................        1,635        44,325
           Spectranetics Corp.* .............................................        1,838         9,521
           Staar Surgical Co.* ..............................................        4,000        22,880
           Stereotaxis, Inc.*(1) ............................................        2,246         7,434
           STERIS Corp. .....................................................        6,030       187,412
           SurModics, Inc.*(1) ..............................................        2,360        38,728
           Symmetry Medical, Inc.* ..........................................        3,068        32,337
           Syneron Medical, Ltd.* ...........................................        3,610        37,111
           Synovis Life Technologies, Inc.* .................................        1,784        27,259
           TomoTherapy, Inc.* ...............................................        4,263        13,556
           TranS1, Inc.*(1) .................................................          847         2,211
           Unilife Corp.* ...................................................        5,050        29,391
           Utah Medical Products, Inc.(1) ...................................          660        16,460
           Vascular Solutions, Inc.* ........................................        2,530        31,625
           Volcano Corp.*(1) ................................................        5,169       112,788
           West Pharmaceutical Services, Inc. ...............................        3,520       128,445
           Wright Medical Group, Inc.*(1) ...................................        3,190        52,986
           Young Innovations, Inc. ..........................................          240         6,756
           Zoll Medical Corp.* ..............................................        1,933        52,384
                                                                                             -----------
                                                                                               3,844,861
                                                                                             -----------

       HEALTH CARE PROVIDERS & SERVICES -- 3.7%
           Accretive Health, Inc.* ..........................................        2,830        37,441
           Air Methods Corp.* ...............................................        1,361        40,490
           Alliance HealthCare Services, Inc.* ..............................        3,130        12,645
           Allied Healthcare International, Inc.* ...........................        5,750        13,340
           Almost Family, Inc.*(1) ..........................................          548        19,142
           Amedisys, Inc.*(1) ...............................................        2,976       130,855
           America Service Group, Inc. ......................................          810        13,932
           American Dental Partners, Inc.* ..................................          750         9,082
           AMERIGROUP Corp.*(1) .............................................        5,698       185,071
           AMN Healthcare Services, Inc.* ...................................        2,908        21,752
           AmSurg Corp.* ....................................................        4,250        75,735
           Assisted Living Concepts, Inc. - Class A*(1) .....................          772        22,843
           Bio-Reference Labs, Inc.* ........................................        2,118        46,956
           BioScrip, Inc.* ..................................................        4,040        21,170
           Capital Senior Living Corp.* .....................................        2,468        12,266
           CardioNet, Inc.*(1) ..............................................        1,800         9,864
           Catalyst Health Solutions, Inc.* .................................        4,086       140,967
           Centene Corp.*(1) ................................................        5,047       108,510
           Chemed Corp. .....................................................        2,385       130,316
           Chindex International, Inc.* .....................................          861        10,788
           Clarient, Inc.* ..................................................        7,850        24,178
           Continucare Corp.* ...............................................        1,590         5,327
           Corvel Corp.* ....................................................        1,140        38,521
           Cross Country Healthcare, Inc.* ..................................        2,414        21,702
           Emeritus Corp.*(1) ...............................................        2,936        47,886
           Genoptix, Inc.* ..................................................        1,475        25,370

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
           Gentiva Health Services, Inc.* ...................................        2,747   $    74,196
           Hanger Orthopedic Group, Inc.*(1) ................................        2,263        40,643
           Health Grades, Inc.* .............................................        1,760        10,560
           HealthSouth Corp.*(1) ............................................        9,914       185,491
           Healthspring, Inc.*(1) ...........................................        6,173        95,743
           Healthways, Inc.* ................................................        3,190        38,025
           HMS Holdings Corp.*(1) ...........................................        2,989       162,064
           inVentiv Health, Inc.* ...........................................        3,127        80,051
           IPC The Hospitalist Co., Inc.*(1) ................................        1,980        49,698
           Kindred Healthcare, Inc.* ........................................        4,569        58,666
           Landauer, Inc. ...................................................        1,276        77,683
           LCA-Vision, Inc.*(1) .............................................        2,740        15,180
           LHC Group, Inc.*(1) ..............................................        1,497        41,542
           Magellan Health Services, Inc. ...................................        3,395       123,306
           Medcath Corp.* ...................................................        1,454        11,428
           Metropolitan Health Networks, Inc.* ..............................        4,330        16,151
           Molina Healthcare, Inc.*(1) ......................................        1,088        31,334
           MWI Veterinary Supply, Inc.* .....................................        1,040        52,270
           National HealthCare Corp.(1) .....................................        1,246        42,937
           National Research corp. ..........................................          460        11,091
           Nighthawk Radiology Holdings, Inc.* ..............................        2,522         6,532
           NovaMed, Inc.*(1) ................................................        1,860        15,438
           Odyssey Healthcare, Inc.* ........................................        3,683        98,410
           Owens & Minor, Inc. ..............................................        6,696       190,032
           PharMerica Corp.* ................................................        3,869        56,720
           PSS World Medical, Inc.* .........................................        5,942       125,673
           Psychiatric Solutions, Inc.*(1) ..................................        5,817       190,332
           RadNet, Inc.*(1) .................................................        3,431         8,131
           RehabCare Group, Inc.* ...........................................        2,842        61,899
           Res-Care, Inc.*(1) ...............................................        2,345        22,653
           Rural/Metro Corp.* ...............................................        2,800        22,792
           Select Medical Holdings Corp.* ...................................        3,990        27,052
           Skilled Healthcare Group, Inc. - Class A* ........................        1,569        10,654
           Sun Healthcare Group, Inc.* ......................................        4,070        32,886
           Sunrise Senior Living, Inc.*(1) ..................................        4,190        11,648
           Team Health Holdings, Inc.*(1) ...................................        3,090        39,923
           The Ensign Group, Inc. ...........................................        1,329        21,955
           The Providence Service Corp.* ....................................        1,450        20,300
           Triple-S Management Corp. - Class B* .............................        2,581        47,878
           U.S. Physical Therapy, Inc.* .....................................          812        13,707
           Universal American Corp.* ........................................        3,413        49,147
           Virtual Radiologic Corp.*(1) .....................................          280         4,805
           WellCare Health Plans, Inc.* .....................................        4,220       100,183
                                                                                             -----------
                                                                                               3,622,958
                                                                                             -----------

       HEALTH CARE TECHNOLOGY -- 0.6%
           Athenahealth, Inc.*(1) ...........................................        3,490        91,194
           Computer Programs & Systems, Inc. ................................        1,183        48,408
           Eclipsys Corp.* ..................................................        5,571        99,387
           MedAssets, Inc.*(1) ..............................................        4,429       102,221
           Medidata Solutions, Inc.* ........................................        1,720        26,643
           MedQuist, Inc.(1) ................................................           70           554
           Merge Healthcare, Inc.* ..........................................        1,990         5,831
           Omnicell, Inc.* ..................................................        3,448        40,307
           Phase Forward, Inc.* .............................................        3,743        62,433
           Quality Systems, Inc.(1) .........................................        2,048       118,763
           Transcend Services, Inc.* ........................................          340         4,590
           Vital Images, Inc.* ..............................................        1,210        15,427
                                                                                             -----------
                                                                                                 615,758
                                                                                             -----------

       LIFE SCIENCES TOOLS & SERVICES -- 0.7%
           Accelrys, Inc.* ..................................................        2,562        16,525
           Affymetrix, Inc.* ................................................        6,094        35,955
           Albany Molecular Research, Inc.* .................................        1,747         9,032
           BioDelivery Sciences International, Inc.* ........................        4,040         9,312
           Bruker Corp.* ....................................................        7,716        93,826
           Caliper Life Sciences, Inc.* .....................................        5,290        22,588

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------

       LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
           Cambrex Corp.* ...................................................        2,214   $     6,974
           Dionex Corp.*(1) .................................................        1,965       146,314
           Enzo Biochem, Inc.* ..............................................        2,252         9,166
           eResearch Technology, Inc.* ......................................        2,783        21,930
           Furiex Pharmaceuticals, Inc.* ....................................        2,770        28,143
           Harvard Bioscience, Inc.*(1) .....................................          600         2,136
           Kendle International, Inc.* ......................................        1,856        21,381
           Luminex, Corp.* ..................................................        5,158        83,663
           Parexel International Corp.* .....................................        6,479       140,465
           Pure Bioscience* .................................................        8,040        19,216
           Sequenom, Inc.* ..................................................        6,598        38,994
                                                                                             -----------
                                                                                                 705,620
                                                                                             -----------

       PHARMACEUTICALS -- 1.6%
           Acura Pharmaceuticals, Inc.*(1) ..................................        1,700         4,267
           Adolor Corp.*(1) .................................................        2,670         2,910
           Akorn, Inc.* .....................................................        9,000        26,730
           Ardea Biosciences, Inc.* .........................................        1,016        20,889
           ARYx Therapeutics, Inc.* .........................................          210            88
           Auxilium Pharmaceuticals, Inc.*(1) ...............................        4,971       116,819
           AVANIR Pharmaceuticals, Inc. - Class A* ..........................        6,120        15,728
           Biodel, Inc.*(1) .................................................        1,021         3,859
           Biomimetic Therapeutics, Inc.*(1) ................................          839         9,330
           BMP Sunstone Corp.*(1) ...........................................        1,953        10,058
           Cadence Pharmaceuticals, Inc.*(1) ................................        1,939        13,592
           Caraco Pharmaceutical Laboratories, Ltd.* ........................        1,004         4,739
           Cornerstone Therapeutics, Inc.* ..................................           20           118
           Cumberland Pharmaceuticals, Inc.*(1) .............................        1,200         7,704
           Cypress Bioscience, Inc.* ........................................        2,574         5,920
           Depomed, Inc.* ...................................................        4,260        11,928
           Discovery Laboratories, Inc.* ....................................        3,580           680
           Durect Corp.* ....................................................        5,105        12,405
           Eurand NV* .......................................................        2,260        21,899
           Hi-Tech Pharmacal Co., Inc.*(1) ..................................          990        22,681
           Impax Laboratories, Inc.* ........................................        6,360       121,222
           Inspire Pharmaceuticals, Inc.* ...................................        6,154        30,709
           ISTA Pharmaceuticals, Inc.*(1) ...................................        1,410         3,088
           Javelin Pharmaceuticals, Inc.* ...................................        7,550        16,610
           Jazz Pharmaceuticals, Inc.* ......................................        2,750        21,533
           KV Pharmaceutical Co. - Class A*(1) ..............................          493           414
           Lannett Co., Inc.* ...............................................        3,990        18,234
           MAP Pharmaceuticals, Inc.*(1) ....................................        1,184        15,534
           Matrixx Initiatives, Inc.* .......................................          530         2,438
           Medicis Pharmaceutical Corp. - Class A(1) ........................        6,547       143,248
           Nektar Therapeutics*(1) ..........................................       10,012       121,145
           Obagi Medical Products, Inc.* ....................................        1,300        15,366
           Optimer Pharmaceuticals, Inc.*(1) ................................        3,575        33,140
           Pain Therapeutics, Inc.* .........................................        1,910        10,620
           Par Pharmaceutical Cos., Inc.* ...................................        3,410        88,524
           Pozen, Inc.*(1) ..................................................        2,105        14,756
           Questcor Pharmaceuticals, Inc.* ..................................        6,049        61,760
           Salix Pharmaceuticals, Ltd.* .....................................        6,247       243,820
           Santarus, Inc.* ..................................................        3,410         8,457
           Somaxon Pharmaceuticals, Inc.* ...................................        4,790        17,244
           Sucampo Pharmaceuticals, Inc. - Class A* .........................          892         3,149
           SuperGen, Inc.* ..................................................        2,500         5,050
           The Medicines Co.*(1) ............................................        4,789        36,444
           ViroPharma, Inc.* ................................................        8,894        99,702
           Vivus, Inc.*(1) ..................................................        7,936        76,186
           XenoPort, Inc.* ..................................................        2,664        26,134
                                                                                             -----------
                                                                                               1,546,871
                                                                                             -----------
       TOTAL HEALTH CARE ....................................................                 13,436,642
                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
   INDUSTRIALS -- 15.1%
       AEROSPACE & DEFENSE -- 1.9%
           AAR Corp.* .......................................................        3,676   $    61,536
           Aerovironment, Inc.*(1) ..........................................        1,964        42,678
           American Science & Engineering, Inc. .............................          944        71,942
           Applied Signal Technology, Inc.(1) ...............................        1,136        22,322
           Argon ST, Inc.* ..................................................        1,777        60,933
           Ascent Solar Technologies, Inc.*(1) ..............................        4,000        10,920
           Astronics Corp.* .................................................        1,310        21,432
           Ceradyne, Inc.* ..................................................        3,092        66,076
           Cubic Corp. ......................................................        1,418        51,587
           Curtiss-Wright Corp. .............................................        4,696       136,372
           DigitalGlobe, Inc.* ..............................................        2,940        77,322
           Ducommun, Inc. ...................................................        1,524        26,060
           DynCorp. International, Inc. - Class A* ..........................        1,168        20,463
           Esterline Technologies Corp.* ....................................        3,087       146,478
           GenCorp, Inc.* ...................................................        6,709        29,385
           GeoEye, Inc.* ....................................................        2,249        70,034
           Global Defense Technology & Systems, Inc.* .......................          820        10,471
           HEICO Corp.(1) ...................................................        3,213       115,411
           Herley Industries, Inc.* .........................................        1,153        16,442
           Hexcel Corp.*(1) .................................................       10,393       161,196
           Kratos Defense & Security Solutions, Inc.* .......................        2,070        21,735
           Ladish Co., Inc.* ................................................        2,120        48,166
           LMI Aerospace, Inc.* .............................................          657        10,361
           Moog, Inc. - Class A* ............................................        4,776       153,931
           Orbital Sciences Corp.* ..........................................        5,101        80,443
           Stanley, Inc.* ...................................................        1,070        39,997
           Taser International, Inc.*(1) ....................................        4,781        18,646
           Teledyne Technologies, Inc.* .....................................        3,784       145,987
           Todd Shipyards Corp. .............................................        1,360        20,114
           Triumph Group, Inc.(1) ...........................................        1,820       121,267
                                                                                             -----------
                                                                                               1,879,707
                                                                                             -----------

       AIR FREIGHT & LOGISTICS -- 0.4%
           Air Transport Services Group, Inc.*(1) ...........................        6,210        29,560
           Atlas Air Worldwide Holdings, Inc.* ..............................        2,674       127,015
           Dynamex, Inc.* ...................................................        1,630        19,886
           Forward Air Corp. ................................................        2,801        76,327
           Hub Group, Inc. - Class A* .......................................        3,642       109,296
           Pacer International, Inc.* .......................................        2,735        19,118
           Park-Ohio Holdings Corp.* ........................................        1,460        21,009
                                                                                             -----------
                                                                                                 402,211
                                                                                             -----------

       AIRLINES -- 0.7%
           AirTran Holdings, Inc.*(1) .......................................       13,362        64,806
           Alaska Air Group, Inc.* ..........................................        3,557       159,887
           Allegiant Travel Co.(1) ..........................................        1,834        78,293
           Hawaiian Holdings, Inc.*(1) ......................................        5,293        27,365
           JetBlue Airways Corp.*(1) ........................................       27,514       151,052
           Republic Airways Holdings, Inc.*(1) ..............................        3,301        20,169
           SkyWest, Inc.(1) .................................................        6,483        79,222
           US Airways Group, Inc.*(1) .......................................       16,046       138,156
                                                                                             -----------
                                                                                                 718,950
                                                                                             -----------

       BUILDING PRODUCTS -- 0.7%
           AAON, Inc. .......................................................        1,752        40,839
           American Woodmark Corp. ..........................................          645        11,029
           Ameron International Corp. .......................................        1,017        61,356
           Apogee Enterprises, Inc.(1) ......................................        2,037        22,061
           Builders FirstSource, Inc.* ......................................        2,760         6,624
           Gibraltar Industries, Inc.*(1) ...................................        3,940        39,794
           Griffon Corp.* ...................................................        4,499        49,759
           Insteel Industries, Inc. .........................................        1,260        14,641
           NCI Building Systems, Inc.* ......................................        1,852        15,501
           Quanex Building Products Corp. ...................................        3,923        67,829
           Simpson Manufacturing Co., Inc.(1) ...............................        3,781        92,823
           Smith (A.O.) Corp. ...............................................        2,379       114,644
           Trex Co., Inc.*(1) ...............................................        2,219        44,580

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       BUILDING PRODUCTS -- (CONTINUED)
           Universal Forest Products, Inc.(1) ...............................        2,086   $    63,227
                                                                                             -----------
                                                                                                 644,707
                                                                                             -----------

       COMMERCIAL SERVICES & SUPPLIES -- 2.4%
           ABM Industries, Inc. .............................................        4,769        99,911
           ACCO Brands Corp.* ...............................................        5,070        25,299
           American Reprographics Co.*(1) ...................................        4,238        36,998
           AMREP Corp.*(1) ..................................................          277         3,485
           APAC Customer Services, Inc.*(1) .................................        3,800        21,660
           ATC Technology Corp.* ............................................        2,139        34,481
           Bowne & Co., Inc. ................................................        5,079        56,986
           Cenveo, Inc.*(1) .................................................        8,213        45,007
           Clean Harbors, Inc.*(1) ..........................................        2,187       145,239
           Consolidated Graphics, Inc.* .....................................          832        35,976
           Cornell Cos., Inc.* ..............................................          843        22,651
           Courier Corp. ....................................................          824        10,061
           Deluxe corp. .....................................................        5,755       107,906
           EnergySolutions, Inc. ............................................        6,581        33,497
           EnerNOC, Inc.* ...................................................        1,994        62,691
           Ennis, Inc. ......................................................        2,099        31,506
           Fuel Tech, Inc.*(1) ..............................................        1,231         7,780
           G & K Services, Inc. - Class A ...................................        1,424        29,406
           Healthcare Services Group, Inc.(1) ...............................        5,400       102,330
           Herman Miller, Inc.(1) ...........................................        5,815       109,729
           HNI Corp. ........................................................        5,133       141,619
           Innerworkings, Inc.*(1) ..........................................        1,930        13,182
           Interface, Inc. - Class A ........................................        4,985        53,539
           Kimball International, Inc. - Class B ............................        2,860        15,816
           Knoll, Inc. ......................................................        5,542        73,653
           M&F Worldwide Corp.* .............................................        1,183        32,059
           McGrath RentCorp. ................................................        2,210        50,344
           Metalico, Inc.* ..................................................        1,773         7,057
           Mine Safety Appliances Co.(1) ....................................        3,093        76,644
           Mobile Mini, Inc.*(1) ............................................        2,878        46,854
           Multi-Color Corp. ................................................          681         6,973
           North American Galvanizing & Coating, Inc.* ......................        1,980        15,187
           Perma-Fix Environmental Services* ................................        2,050         3,300
           Rollins, Inc.(1) .................................................        4,691        97,057
           Schawk, Inc. .....................................................        1,373        20,526
           Standard Parking Corp.* ..........................................        1,308        20,706
           Steelcase, Inc. - Class A ........................................        6,570        50,917
           Sykes Enterprises, Inc.* .........................................        4,622        65,771
           Team, Inc.* ......................................................        2,644        34,504
           Tetra Tech, Inc.*(1) .............................................        6,034       118,327
           The Brink's Co. ..................................................        4,640        88,299
           The GEO Group, Inc.*(1) ..........................................        4,353        90,325
           The Standard Register Co.(1) .....................................        1,208         3,793
           United Stationers, Inc.* .........................................        2,659       144,836
           US Ecology, Inc.(1) ..............................................        1,614        23,516
           Viad Corp. .......................................................        2,035        35,918
           Waste Services, Inc.* ............................................        2,357        27,483
                                                                                             -----------
                                                                                               2,380,804
                                                                                             -----------

       CONSTRUCTION & ENGINEERING -- 0.8%
           Argan, Inc.* .....................................................        2,540        26,492
           Comfort Systems USA, Inc. ........................................        4,111        39,712
           Dycom Industries, Inc.* ..........................................        5,147        44,007
           EMCOR Group, Inc.* ...............................................        7,182       166,407
           Furmanite Corp.* .................................................        2,481         9,849
           Granite Construction, Inc.(1) ....................................        3,260        76,871
           Great Lakes Dredge & Dock Corp. ..................................        3,036        18,216
           Insituform Technologies, Inc. - Class A* .........................        4,023        82,391
           Integrated Electrical Services, Inc.*(1) .........................          696         2,429
           Layne Christensen Co.* ...........................................        2,470        59,947
           MasTec, Inc.* ....................................................        6,444        60,574
           Michael Baker Corp.* .............................................          804        28,060
           MYR Group, Inc.* .................................................        1,850        30,876
           Northwest Pipe Co.*(1) ...........................................        1,041        19,779
           Orion Marine Group, Inc.* ........................................        2,438        34,620
           Pike Electric Corp.* .............................................        1,200        11,304
           Sterling Construction Co., Inc.* .................................        1,755        22,710
           Tutor Perini Corp.* ..............................................        2,761        45,501
                                                                                             -----------
                                                                                                 779,745
                                                                                             -----------

ELECTRICAL EQUIPMENT -- 1.9%
           A123 Systems, Inc.* ..............................................        7,050        66,482
           Acuity Brands, Inc.(1) ...........................................        4,363       158,726

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       ELECTRICAL EQUIPMENT -- (CONTINUED)
           Advanced Battery Technologies, Inc.* .............................        3,809   $    12,494
           American Superconductor Corp.* ...................................        4,635       123,708
           AZZ, Inc.(1) .....................................................          987        36,292
           Baldor Electric Co. ..............................................        5,067       182,817
           Belden, Inc.(1) ..................................................        4,874       107,228
           Brady Corp. - Class A ............................................        5,039       125,572
           Broadwind Energy, Inc.*(1) .......................................       12,360        34,608
           Capstone Turbine Corp.* ..........................................       22,630        22,177
           China BAK Battery, Inc.*(1) ......................................        2,544         4,427
           Encore Wire Corp. ................................................        2,207        40,145
           Ener1, Inc.*(1) ..................................................        9,640        32,583
           Energy Conversion Devices, Inc.*(1) ..............................        6,425        26,343
           EnerSys, Inc.* ...................................................        5,087       108,709
           Evergreen Solar, Inc.*(1) ........................................       12,477         8,509
           Franklin Electric Co., Inc. ......................................        2,596        74,817
           FuelCell Energy, Inc.*(1) ........................................        4,724         5,574
           Fushi Copperweld, Inc.* ..........................................        1,190         9,734
           Generac Holdings, Inc.* ..........................................        3,160        44,272
           GrafTech International, Ltd.* ....................................       12,414       181,493
           GT Solar International, Inc.* ....................................        6,374        35,694
           II-VI, Inc.*(1) ..................................................        2,677        79,320
           LaBarge, Inc.* ...................................................          771         8,797
           Lihua International, Inc.*(1) ....................................        1,990        16,915
           LSI Industries, Inc. .............................................        1,623         7,920
           Orion Energy Systems , Inc.*(1) ..................................        1,038         3,270
           Polypore International, Inc.* ....................................        2,457        55,872
           Powell Industries, Inc.* .........................................          739        20,204
           PowerSecure International, Inc.*(1) ..............................        2,736        24,870
           Preformed Line Products Co. ......................................          194         5,422
           Satcon Technology Corp.* .........................................        6,840        19,562
           Ultralife Corp.*(1) ..............................................          837         3,599
           UQM Technologies, Inc.* ..........................................        5,970        20,238
           Valence Technology, Inc.*(1) .....................................        4,230         3,046
           Vicor Corp.(1) ...................................................        1,899        23,719
           Woodward Governor Co.(1) .........................................        6,291       160,609
                                                                                             -----------
                                                                                               1,895,767
                                                                                             -----------

       INDUSTRIAL CONGLOMERATES -- 0.3%
           Otter Tail Corp.(1) ..............................................        3,198        61,817
           Raven Industries, Inc. ...........................................        1,751        59,026
           Seaboard corp. ...................................................           27        40,770
           Standex International Corp. ......................................        1,128        28,595
           Tredegar Corp.(1) ................................................        3,648        59,536
           United Capital Corp.* ............................................          500        12,205
                                                                                             -----------
                                                                                                 261,949
                                                                                             -----------

       MACHINERY -- 2.8%
           3-D Systems Corp.*(1) ............................................        1,635        20,519
           Actuant Corp. - Class A ..........................................        6,740       126,914
           Alamo Group, Inc. ................................................          769        16,687
           Albany International Corp. - Class A .............................        3,150        50,999
           Altra Holdings, Inc.* ............................................        2,853        37,146
           American Railcar Industries, Inc.(1) .............................          589         7,115
           Ampco-Pittsburgh Corp. ...........................................          586        12,206
           ArvinMeritor, Inc.*(1) ...........................................       10,290       134,799
           Astec Industries, Inc.*(1) .......................................        1,521        42,177
           Badger Meter, Inc.(1) ............................................        2,098        81,172
           Barnes Group, Inc. ...............................................        4,695        76,951
           Blount International, Inc.* ......................................        3,360        34,507
           Briggs & Stratton Corp.(1) .......................................        4,758        80,981
           Cascade Corp. ....................................................        1,113        39,634
           Chart Industries, Inc.*(1) .......................................        3,249        50,619
           China Fire & Security Group, Inc.*(1) ............................        1,071         9,832
           CIRCOR International, Inc. .......................................        1,988        50,853
           Clarcor, Inc.(1) .................................................        5,168       183,567
           Colfax Corp.*(1) .................................................        3,065        31,907
           Columbus McKinnon Corp.* .........................................        1,825        25,495
           Commercial Vehicle Group, Inc.* ..................................        2,500        25,525
           Douglas Dynamics, Inc.* ..........................................        2,910        33,465
           Duoyuan Printing, Inc.* ..........................................        1,340        10,345
           Dynamic Materials Corp. ..........................................          835        13,393

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       MACHINERY -- (CONTINUED)
           Energy Recovery, Inc.*(1) ........................................        7,649   $    30,596
           EnPro Industries, Inc.*(1) .......................................        2,207        62,127
           ESCO Technologies, Inc. ..........................................        2,972        76,529
           Federal Signal Corp. .............................................        8,589        51,878
           Flow International, Corp.* .......................................        6,661        15,720
           Force Protection, Inc.* ..........................................        6,194        25,395
           FreightCar America, Inc. .........................................        1,593        36,034
           Graham Corp. .....................................................        1,995        29,905
           Greenbrier Cos., Inc.*(1) ........................................        1,470        16,464
           Hurco Cos., Inc.* ................................................          569         8,450
           John Bean Technologies Corp. .....................................        2,310        35,228
           Kadant, Inc.* ....................................................        1,464        25,503
           Kaydon Corp. .....................................................        3,442       113,104
           L.B. Foster Co. - Class A* .......................................          856        22,188
           Lindsay Corp. ....................................................        1,138        36,063
           Lydall, Inc.* ....................................................        2,910        22,232
           Met-Pro Corp. ....................................................          770         8,285
           Middleby Corp.*(1) ...............................................        1,664        88,508
           Miller Industries, Inc. ..........................................        1,600        21,552
           Mueller Industries, Inc. .........................................        3,366        82,804
           Mueller Water Products, Inc. - Class A ...........................       14,830        55,019
           NACCO Industries, Inc. - Class A(1) ..............................          556        49,351
           Nordson Corp.(1) .................................................        3,557       199,477
           Omega Flex, Inc.(1) ..............................................          150         2,187
           PMFG, Inc.*(1) ...................................................        1,717        26,013
           RBC Bearings, Inc.* ..............................................        2,457        71,228
           Robbins & Myers, Inc. ............................................        2,093        45,502
           Sauer-Danfoss, Inc.* .............................................          954        11,658
           SmartHeat, Inc.*(1) ..............................................          160           914
           Sun Hydraulics Corp.(1) ..........................................        1,265        29,677
           Tecumseh Products Co. - Class A* .................................        1,562        17,369
           Tennant Co. ......................................................        1,841        62,263
           The Gorman-Rupp Co.(1) ...........................................        1,200        30,060
           Thermadyne Holdings Corp.* .......................................        2,090        22,593
           Titan International, Inc.(1) .....................................        2,845        28,365
           TriMas Corp.* ....................................................          790         8,935
           Twin Disc, Inc. ..................................................          833         9,463
           Wabash National Corp.* ...........................................        6,090        43,300
           Watts Water Technologies, Inc. - Class A .........................        2,734        78,356
           Xerium Technologies, Inc.* .......................................        1,620        22,874
                                                                                             -----------
                                                                                               2,819,977
                                                                                             -----------

       MARINE -- 0.1%
           American Commercial Lines, Inc.*(1) ..............................          654        14,722
           Baltic Trading, Ltd.* ............................................        2,070        23,536
           Eagle Bulk Shipping, Inc.*(1) ....................................        5,728        24,172
           Excel Maritime Carriers, Ltd.* ...................................        4,260        21,811
           Genco Shipping & Trading, Ltd.*(1) ...............................        2,109        31,614
           Horizon Lines, Inc. - Class A(1) .................................        2,278         9,636
           International Shipholding Corp. ..................................          375         8,299
           TBS International plc - Class A*(1) ..............................          634         3,886
           Ultrapetrol Bahamas, Ltd.* .......................................        1,180         5,133
                                                                                             -----------
                                                                                                 142,809
                                                                                             -----------

       PROFESSIONAL SERVICES -- 1.2%
           Acacia Research - Acacia Technologies* ...........................        2,990        42,548
           Administaff, Inc. ................................................        2,001        48,344
           Barrett Business Services, Inc. ..................................          910        11,284
           CBIZ, Inc.* ......................................................        2,287        14,545
           CDI Corp. ........................................................        1,113        17,285
           CoStar Group, Inc.*(1) ...........................................        1,989        77,173
           CRA International, Inc.* .........................................          707        13,313
           Diamond Management & Technology Consultants, Inc. ................        1,750        18,042
           Dolan Media Co.*(1) ..............................................        4,139        46,026
           Exponent, Inc.* ..................................................        1,927        63,051
           Franklin Covey Co.* ..............................................          350         2,275
           GP Strategies Corp.* .............................................        1,400        10,164
           Heidrick & Struggles International, Inc. .........................        1,660        37,881
           Hill International, Inc.* ........................................        1,739         7,060
           Hudson Highland Group, Inc.* .....................................        4,380        19,272
           Huron Consulting Group, Inc.* ....................................        1,862        36,141

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                  SHARES       (NOTE 2)
                                                                                ----------   -----------
       PROFESSIONAL SERVICES -- (CONTINUED)
           ICF International, Inc.* .........................................        1,747   $    41,806
           Kelly Services, Inc. - Class A* ..................................        2,127        31,628
           Kforce, Inc.* ....................................................        4,223        53,843
           Korn/Ferry International* ........................................        4,864        67,610
           Manpower, Inc. ...................................................          214         9,241
           Navigant Consulting, Inc.* .......................................        5,292        54,931
           Odyssey Marine Exploration, Inc.* ................................        3,565         3,565
           On Assignment, Inc.* .............................................        2,935        14,763
           Resources Connection, Inc.* ......................................        5,355        72,828
           School Specialty, Inc.* ..........................................        1,926        34,803
           SFN Group, Inc.* .................................................        4,334        23,664
           The Advisory Board Co.* ..........................................        1,828        78,531
           The Corporate Executive Board Co. ................................        4,070       106,919
           Trueblue, Inc.* ..................................................        5,221        58,423
           Volt Information Sciences, Inc.* .................................        1,163         9,769
           VSE Corp. ........................................................          296         9,419
                                                                                             -----------
                                                                                               1,136,147
                                                                                             -----------

       ROAD & RAIL -- 1.1%
           Amerco, Inc.* ....................................................        1,182        65,069
           Arkansas Best Corp.(1) ...........................................        3,216        66,732
           Avis Budget Group, Inc.*(1) ......................................       11,760       115,483
           Celadon Group, Inc.* .............................................        1,888        26,696
           Dollar Thrifty Automotive Group, Inc. ............................        3,040       129,535
           Genesee & Wyoming, Inc. - Class A*(1) ............................        4,157       155,098
           Heartland Express, Inc. ..........................................        6,088        88,398
           Knight Transportation, Inc.(1) ...................................        6,017       121,784
           Marten Transport, Ltd.* ..........................................        1,499        31,149
           Old Dominion Freight Line, Inc.* .................................        2,887       101,449
           Patriot Transportation Holding, Inc.* ............................          100         8,091
           RailAmerica, Inc.* ...............................................        1,150        11,408
           Saia, Inc.* ......................................................        2,919        43,785
           Universal Truckload Services, Inc.* ..............................          380         5,294
           USATruck, Inc.* ..................................................          710        11,445
           Werner Enterprises, Inc.(1) ......................................        4,661       102,029
           YRC Worldwide, Inc.* .............................................        4,989           748
                                                                                             -----------
                                                                                               1,084,193
                                                                                             -----------

       TRADING COMPANIES & DISTRIBUTORS -- 0.8%
           Aceto Corp.(1) ...................................................        1,723         9,873
           Aircastle, Ltd.(1) ...............................................        3,715        29,163
           Applied Industrial Technologies, Inc.(1) .........................        4,790       121,283
           Beacon Roofing Supply, Inc.* .....................................        4,064        73,233
           BlueLinx Holdings, Inc.*(1) ......................................        3,250         8,548
           CAI International, Inc.* .........................................          990        11,781
           DXP Enterprises, Inc.* ...........................................          390         6,104
           H&E Equipment Services, Inc.*(1) .................................        2,905        21,758
           Houston Wire & Cable Co. .........................................        1,199        13,009
           Interline Brands, Inc.* ..........................................        2,788        48,205
           Kaman Corp. ......................................................        2,412        53,353
           Lawson Products, Inc. ............................................          430         7,301
           RSC Holdings, Inc.*(1) ...........................................        4,584        28,283
           Rush Enterprises, Inc. - Class A* ................................        2,950        39,412
           TAL International Group, Inc.(1) .................................        1,889        42,446
           Textainer Group Holdings, Ltd.(1) ................................          854        20,616
           Titan Machinery, Inc.*(1) ........................................          780        10,241
           United Rentals, Inc.*(1) .........................................        7,170        66,824
           Watsco, Inc.(1) ..................................................        2,893       167,563
           Willis Lease Finance Corp.* ......................................          810         7,468
                                                                                             -----------
                                                                                                 786,464
                                                                                             -----------
       TOTAL INDUSTRIALS                                                                      14,933,430
                                                                                             -----------
   INFORMATION TECHNOLOGY -- 17.5%
       COMMUNICATIONS EQUIPMENT -- 2.7%
           Acme Packet, Inc.* ...............................................        4,523       121,578
           ADC Telecommunications, Inc.*(1) .................................       11,190        82,918
           Adtran, Inc.(1) ..................................................        6,431       175,373
           Anaren, Inc.* ....................................................        1,241        18,541
           Arris Group, Inc.*(1) ............................................       13,631       138,900
           Aruba Networks, Inc.*(1) .........................................        7,885       112,282
           Aviat Networks, Inc.* ............................................        5,548        20,139
           Bel Fuse, Inc. - Class B .........................................        1,167        19,267

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                         SHARES    (NOTE 2)
                                                                         ------   -----------
      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         Bigband Networks, Inc.* .....................................    4,177   $    12,615
         Black Box Corp. .............................................    1,848        51,541
         Blue Coat Systems, Inc.*(1) .................................    4,674        95,490
         Cogo Group, Inc.* ...........................................    1,589         9,915
         Comtech Telecommunications Corp.* ...........................    2,439        72,999
         DG FastChannel, Inc.* .......................................    2,887        94,058
         Digi International, Inc.* ...................................    1,982        16,391
         Emcore Corp.* ...............................................      770           685
         EMS Technologies, Inc.* .....................................    1,273        19,120
         Emulex Corp.* ...............................................    9,270        85,099
         Extreme Networks, Inc.* .....................................    8,316        22,453
         Finisar Corp.* ..............................................    7,860       117,114
         Globecomm Systems, Inc.* ....................................    1,996        16,467
         Harmonic, Inc.* .............................................    7,832        42,606
         Hughes Communications, Inc.* ................................      654        15,912
         Infinera Corp.* .............................................    7,456        47,942
         InterDigital, Inc.*(1) ......................................    4,248       104,883
         Ixia*(1) ....................................................    2,365        20,315
         KVH Industries, Inc.* .......................................    1,690        20,990
         Loral Space & Communications, Inc.*(1) ......................    1,271        54,297
         Netgear, Inc.* ..............................................    3,947        70,415
         Network Equipment Technologies, Inc.* .......................    2,240         7,818
         Oclaro, Inc.* ...............................................    5,220        57,890
         Oplink Communications, Inc.*(1) .............................    1,701        24,375
         Opnext, Inc.* ...............................................    3,388         5,590
         Palm, Inc.* .................................................   19,896       113,208
         Parkervision, Inc.*(1) ......................................    1,499         1,904
         PC-Tel, Inc.* ...............................................    1,868         9,415
         Plantronics, Inc.(1) ........................................    5,256       150,322
         Powerwave Technologies, Inc.*(1) ............................   15,630        24,070
         Riverbed Technology, Inc.*(1) ...............................    6,694       184,888
         Seachange International, Inc.* ..............................    2,330        19,176
         ShoreTel, Inc.* .............................................    3,330        15,451
         Sonus Networks, Inc.*(1) ....................................   21,970        59,539
         Sycamore Networks, Inc. .....................................    2,335        38,808
         Symmetricom, Inc.* ..........................................    3,128        15,922
         Tekelec* ....................................................    7,273        96,295
         UTStarcom, Inc.* ............................................    8,620        15,861
         Viasat, Inc.*(1) ............................................    3,372       109,792
                                                                                  -----------
                                                                                    2,630,629
                                                                                  -----------

      COMPUTERS & PERIPHERALS -- 0.9%
         3Par, Inc.*(1) ..............................................    4,258        39,642
         ActivIdentity Corp.*(1) .....................................    1,510         2,884
         ADPT Corp.* .................................................   14,797        42,763
         Avid Technology, Inc.* ......................................    2,737        34,842
         Compellent Technologies, Inc.*(1) ...........................    3,024        36,651
         Cray, Inc.* .................................................    2,760        15,401
         Electronics for Imaging, Inc.* ..............................    3,548        34,593
         Hutchinson Technology, Inc.* ................................    5,370        23,252
         Hypercom Corp.* .............................................    5,040        23,386
         Imation Corp.*(1) ...........................................    2,568        23,600
         Immersion Corp.* ............................................    1,927         9,751
         Intermec, Inc.*(1) ..........................................    6,222        63,776
         Intevac, Inc.* ..............................................    2,466        26,312
         Isilon Systems, Inc.* .......................................    2,670        34,283
         Netezza Corp.* ..............................................    5,628        76,991
         Novatel Wireless, Inc.*(1) ..................................    2,481        14,241
         Prestek, Inc.* ..............................................    6,100        21,533
         Quantum Corp.* ..............................................   17,180        32,298
         Rimage Corp.* ...............................................    1,914        30,299
         Silicon Graphics International Corp.*(1) ....................    2,180        15,434
         STEC, Inc.* .................................................    4,156        52,199
         Stratasys, Inc.*(1) .........................................    1,770        43,471
         Super Micro Computer, Inc.*(1) ..............................    1,808        24,408
         Synaptics, Inc.* ............................................    3,563        97,982
         Xyratex Ltd.* ...............................................    3,140        44,431
                                                                                  -----------
                                                                                      864,423
                                                                                  -----------

      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.3%
         Agilysys, Inc. ..............................................    1,880        12,577
         Anixter International, Inc.* ................................    3,265       139,089
         Bell Microproducts, Inc.* ...................................    3,290        22,964
         Benchmark Electronics, Inc.* ................................    7,280       115,388
         Brightpoint, Inc.* ..........................................    7,005        49,035

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                         SHARES    (NOTE 2)
                                                                         ------   -----------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- (CONTINUED)
         Checkpoint Systems, Inc.* ...................................    3,983   $    69,145
         China Security & Surveillance Technology, Inc.* .............      457         2,111
         Cogent, Inc.* ...............................................    4,167        37,545
         Cognex Corp. ................................................    3,770        66,277
         Coherent, Inc.* .............................................    2,674        91,718
         Comverge, Inc.* .............................................    1,438        12,884
         CPI International, Inc.* ....................................      331         5,160
         CTS Corp. ...................................................    2,508        23,174
         Daktronics, Inc. ............................................    2,528        18,960
         DDi Corp. ...................................................    2,050        15,437
         DTS, Inc.* ..................................................    2,097        68,928
         Echelon Corp.*(1) ...........................................    2,929        21,470
         Electro Rent Corp. ..........................................    1,504        19,236
         Electro Scientific Industries, Inc.*(1) .....................    3,603        48,136
         Faro Technologies, Inc.* ....................................    1,633        30,553
         Gerber Scientific, Inc.* ....................................    3,960        21,186
         ICx Technologies, Inc.*(1) ..................................    1,506        10,994
         Insight Enterprises, Inc.* ..................................    5,570        73,301
         IPG Photonics Corp.*(1) .....................................    2,113        32,181
         L-1 Identity Solutions, Inc.*(1) ............................    7,977        65,332
         Littelfuse, Inc.*(1) ........................................    2,635        83,292
         Maxwell Technologies, Inc.*(1) ..............................    2,468        28,135
         Measurement Specialties, Inc.* ..............................    1,461        20,016
         Mercury Computer Systems, Inc.* .............................    2,015        23,636
         Methode Electronics, Inc. ...................................    3,057        29,775
         Microvision, Inc.*(1) .......................................    7,100        21,016
         MTS Systems Corp. ...........................................    1,470        42,630
         Multi-Fineline Electronix, Inc.*(1) .........................      683        17,048
         Newport Corp.* ..............................................    2,882        26,111
         OSI Systems, Inc.*(1) .......................................    2,099        58,289
         PAR Technology Corp.* .......................................    2,400        12,336
         Park Electrochemical Corp. ..................................    1,882        45,940
         PC Connection, Inc.* ........................................    1,259         7,630
         PC Mall, Inc.*(1) ...........................................    1,392         5,568
         Plexus Corp.*(1) ............................................    4,378       117,068
         Power-One, Inc.*(1) .........................................    7,630        51,503
         Radisys Corp.* ..............................................    2,192        20,868
         Richardson Electronics, Ltd. ................................    2,450        22,050
         Rofin-Sinar Technologies, Inc.* .............................    3,403        70,850
         Rogers Corp.*(1) ............................................    1,372        38,100
         Sanmina-SCI Corp.* ..........................................    8,320       113,235
         ScanSource, Inc.* ...........................................    2,991        74,566
         SMART Modular Technologies (WWH), Inc.* .....................    6,760        39,546
         Spectrum Control, Inc.* .....................................    1,280        17,894
         Synnex Corp.*(1) ............................................    2,482        63,589
         Technitrol, Inc. ............................................    3,242        10,245
         TTM Technologies, Inc.*(1) ..................................    9,229        87,676
         Universal Display Corp.*(1) .................................    2,397        43,098
         X-Rite, Inc.* ...............................................    5,060        18,671
         Zygo Corp.* .................................................    1,820        14,760
                                                                                  -----------
                                                                                    2,297,922
                                                                                  -----------

      INTERNET SOFTWARE & SERVICES -- 1.9%
         Ancestry.com, Inc.* .........................................    1,750        30,835
         Archipelago Learning, Inc.* .................................      980        11,201
         Art Technology Group, Inc.* .................................   14,540        49,727
         comScore, Inc.* .............................................    1,735        28,575
         Constant Contact, Inc.*(1) ..................................    2,963        63,201
         DealerTrack Holdings, Inc.*(1) ..............................    3,858        63,464
         Dice Holdings, Inc.* ........................................      990         6,851
         Digital River, Inc.*(1) .....................................    4,471       106,902
         DivX, Inc.* .................................................    4,932        37,779
         Earthlink, Inc.(1) ..........................................   12,033        95,783
         GSI Commerce, Inc.* .........................................    6,514       187,603
         InfoSpace, Inc.* ............................................    5,164        38,833
         Innodata Isogen, Inc.* ......................................    1,670         4,292
         Internap Network Services Corp.* ............................    3,975        16,576
         Internet Brands, Inc - Class A*(1) ..........................    2,910        30,060
         Internet Capital Group, Inc.* ...............................    2,984        22,678
         j2 Global Communications, Inc.*(1) ..........................    4,905       107,125

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                     VALUE
                                                                         SHARES    (NOTE 2)
                                                                         ------   -----------
      INTERNET SOFTWARE & SERVICES -- (CONTINUED)
         Keynote Systems, Inc. .......................................    1,429   $    12,890
         KIT Digital, Inc.* ..........................................    2,390        21,080
         Limelight Networks, Inc.* ...................................    2,732        11,993
         Liquidity Services, Inc.* ...................................      800        10,368
         LivePerson, Inc.* ...........................................    4,650        31,899
         Local.com Corp.* ............................................    3,140        21,478
         LogMeIn, Inc.* ..............................................    1,670        43,804
         LoopNet, Inc.* ..............................................    1,892        23,328
         Marchex, Inc. - Class B .....................................    2,015         7,758
         ModusLink Global Solutions, Inc.* ...........................    4,849        29,239
         Move, Inc.* .................................................   19,590        40,159
         NIC, Inc. ...................................................    7,143        45,787
         OpenTable, Inc.*(1) .........................................    1,630        67,596
         Openwave Systems, Inc.* .....................................    9,230        18,737
         Perficient, Inc.* ...........................................    2,916        25,982
         QuinStreet, Inc.*(1) ........................................      890        10,244
         Rackspace Hosting, Inc.*(1) .................................    9,897       181,511
         RealNetworks, Inc.* .........................................    6,237        20,582
         Saba Software, Inc.* ........................................      690         3,554
         SAVVIS, Inc.* ...............................................    4,222        62,274
         Stamps.com, Inc.* ...........................................    2,690        27,573
         support.com, Inc.* ..........................................    6,691        27,835
         TechTarget, Inc.* ...........................................    1,335         7,182
         Terremark Worldwide, Inc.*(1) ...............................    5,136        40,112
         The Knot, Inc.* .............................................    4,354        33,874
         Travelzoo, Inc.* ............................................    1,100        13,618
         United Online, Inc. .........................................   10,143        58,424
         ValueClick, Inc.*(1) ........................................    7,409        79,202
         Vocus, Inc.* ................................................    1,274        19,467
         Web.com Group, Inc.* ........................................    3,959        14,213
         Zix Corp.*(1) ...............................................    4,540        10,260
                                                                                  -----------
                                                                                    1,923,508
                                                                                  -----------
      IT SERVICES -- 2.0%
         Acxiom Corp.* ...............................................    7,981       117,241
         CACI International, Inc. - Class A*(1) ......................    3,083       130,966
         Cass Information Systems, Inc.(1) ...........................    1,495        51,204
         China Information Security Technology, Inc.*(1) .............    2,939        15,283
         CIBER, Inc.* ................................................   12,242        33,910
         Computer Task Group, Inc.* ..................................    1,060         6,848
         CSG Systems International, Inc.*(1) .........................    3,190        58,473
         CyberSource Corp.*(1) .......................................    7,524       192,088
         Dynamics Research Corp.* ....................................    1,520        15,367
         Echo Global Logistics, Inc.* ................................    1,180        14,408
         eLoyalty Corp.*(1) ..........................................    2,740        16,248
         Euronet Worldwide, Inc.* ....................................    4,746        60,701
         ExlService Holdings, Inc.* ..................................    1,755        30,133
         Forrester Research, Inc.* ...................................    1,405        42,515
         Global Cash Access Holdings, Inc.* ..........................    3,041        21,926
         Heartland Payment Systems, Inc. .............................    3,569        52,964
         iGate Corp.(1) ..............................................    1,938        24,845
         infoGROUP, Inc.* ............................................    3,267        26,071
         Information Services Group, Inc.* ...........................    6,110        12,220
         Integral Systems, Inc.* .....................................    2,349        14,916
         Lionbridge Technologies, Inc.* ..............................    6,910        31,579
         Mantech International Corp. - Class A*(1) ...................    2,331        99,231
         MAXIMUS, Inc.(1) ............................................    1,682        97,337
         MoneyGram International, Inc.*(1) ...........................    5,900        14,455
         NCI, Inc. - Class A* ........................................      722        16,303
         Ness Technologies, Inc.* ....................................    3,541        15,262
         Online Resources Corp.* .....................................    2,332         9,678
         RightNow Technologies, Inc.* ................................    1,771        27,787
         Sapient Corp. ...............................................   10,930       110,830
         SPS Commerce, Inc.* .........................................    2,000        23,240
         SRA International, Inc.  - Class A* .........................    3,670        72,189
         StarTek, Inc.*(1) ...........................................      140           546
         Syntel, Inc.(1) .............................................    1,655        56,187
         Teletech Holdings, Inc.* ....................................    2,518        32,457
         The Hackett Group, Inc.* ....................................    3,913        10,996
         Tier Technologies, Inc.  - Class B* .........................      600         3,648
         TNS, Inc.*(1) ...............................................    2,776        48,413
         Unisys Corp.* ...............................................    4,131        76,382

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                         SHARES    (NOTE 2)
                                                                         ------   -----------
      IT SERVICES -- (CONTINUED)
         VeriFone Holdings, Inc.* ....................................    8,880   $   168,098
         Virtusa Corp.* ..............................................    1,109        10,347
         Wright Express Corp.* .......................................    3,946       117,196
                                                                                  -----------
                                                                                    1,980,488
                                                                                  -----------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
         Actel Corp.* ................................................    2,023        25,935
         Advanced Analogic Technologies, Inc.* .......................    3,703        11,813
         Advanced Energy Industries, Inc.* ...........................    3,732        45,866
         Amkor Technology, Inc.*(1) ..................................    9,644        53,138
         ANADIGICS, Inc.* ............................................    5,660        24,678
         Applied Micro Circuits Corp.* ...............................    6,434        67,428
         ATMI, Inc.* .................................................    2,642        38,679
         Axcelis Technologies, Inc.* .................................   14,120        21,886
         AXT, Inc.* ..................................................    5,290        23,858
         Brooks Automation, Inc.* ....................................    6,314        48,807
         Cabot Microelectronics Corp.*(1) ............................    2,151        74,403
         Cavium Networks, Inc.* ......................................    4,554       119,269
         Ceva, Inc.*(1) ..............................................    2,182        27,493
         Cirrus Logic, Inc.*(1) ......................................    6,210        98,180
         Cohu, Inc. ..................................................    2,173        26,359
         Conexant Systems, Inc.* .....................................   10,450        23,408
         Cymer, Inc.* ................................................    2,826        84,893
         Diodes, Inc.* ...............................................    3,105        49,276
         DSP Group, Inc.* ............................................    1,625        10,384
         Entegris, Inc.* .............................................   11,880        47,164
         Entropic Communications, Inc.* ..............................    5,310        33,665
         Exar Corp.* .................................................    1,560        10,811
         FEI Co.*(1) .................................................    3,272        64,491
         FormFactor, Inc.* ...........................................    4,541        49,043
         FSI International, Inc.* ....................................    5,410        22,668
         GSI Technology, Inc.* .......................................    3,010        17,217
         Hittite Microwave Corp.* ....................................    2,848       127,420
         Integrated Device Technology, Inc.* .........................   12,590        62,321
         Integrated Silicon Solution, Inc.* ..........................    2,780        20,961
         IXYS Corp.* .................................................    4,142        36,615
         Kopin Corp.* ................................................    6,918        23,452
         Kulicke & Soffa Industries, Inc.* ...........................    8,920        62,618
         Lattice Semiconductor Corp.*(1) .............................   10,260        44,528
         LTX-Credence Corp.* .........................................   15,280        43,242
         Mattson Technology, Inc.* ...................................    5,800        21,982
         MaxLinear, Inc.- Class A* ...................................    1,510        21,110
         MEMSIC, Inc.*(1) ............................................    3,880         8,769
         Micrel, Inc.(1) .............................................    5,756        58,596
         Microsemi Corp.* ............................................    7,672       112,241
         Microtune, Inc.*(1) .........................................    4,887        10,409
         Mindspeed Technologies, Inc.* ...............................    3,340        25,017
         MIPS Technologies, Inc.* ....................................    3,870        19,776
         MKS Instruments, Inc.* ......................................    4,889        91,522
         Monolithic Power Systems, Inc.* .............................    3,767        67,279
         MoSys, Inc.* ................................................    5,000        22,100
         Nanometrics, Inc.* ..........................................    2,170        21,895
         Netlogic Microsystems, Inc.*(1) .............................    6,504       176,909
         NVE Corp.* ..................................................      299        13,015
         Omnivision Technologies, Inc.*(1) ...........................    5,751       123,301
         PDF Solutions, Inc.* ........................................    4,330        20,784
         Pericom Semiconductor Corp.* ................................    1,293        12,413
         Photronics, Inc.*(1) ........................................    3,960        17,899
         PLX Technology, Inc.* .......................................    2,083         8,728
         Power Integrations, Inc.(1) .................................    2,394        77,075
         RF Micro Devices, Inc.* .....................................   30,560       119,490
         Rubicon Technology, Inc.*(1) ................................    1,802        53,682
         Rudolph Technologies, Inc.*(1) ..............................    3,127        23,609
         Semtech Corp.* ..............................................    6,440       105,423
         Sigma Designs, Inc.* ........................................    2,935        29,379
         Silicon Image, Inc.* ........................................   10,825        37,996
         Spansion, Inc. - Class A* ...................................    1,580        25,770
         Standard Microsystems Corp.*(1) .............................    2,584        60,156
         Supertex, Inc.* .............................................    1,485        36,620
         Tessera Technologies, Inc.* .................................    5,666        90,939

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                         SHARES    (NOTE 2)
                                                                         ------   -----------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
         Trident Microsystems, Inc.* .................................    1,490   $     2,116
         TriQuint Semiconductor, Inc.*(1) ............................   17,065       104,267
         Ultra Clean Holdings* .......................................    2,600        22,152
         Ultratech, Inc.* ............................................    3,031        49,314
         Veeco Instruments, Inc.* ....................................    4,000       137,120
         Virage Logic Corp.* .........................................    1,500        17,835
         Volterra Semiconductor Corp.*(1) ............................    2,472        57,004
         Zoran Corp.* ................................................    5,904        56,324
                                                                                  -----------
                                                                                    3,501,985
                                                                                  -----------

      SOFTWARE -- 4.2%
         ACI Worldwide, Inc.* ........................................    4,214        82,047
         Actuate Corp.* ..............................................    4,933        21,952
         Advent Software, Inc.*(1) ...................................    1,317        61,846
         American Software, Inc. - Class A ...........................    4,834        22,333
         ArcSight, Inc.* .............................................    2,470        55,303
         Ariba, Inc.* ................................................    9,689       154,346
         Aspen Technology, Inc.* .....................................    6,890        75,032
         Blackbaud, Inc. .............................................    4,192        91,260
         Blackboard, Inc.*(1) ........................................    3,480       129,908
         Bottomline Technologies, Inc.* ..............................    3,047        39,702
         Callidus Software, Inc.* ....................................    1,998         6,613
         CDC Corp. - Class A* ........................................    9,960        20,717
         China TransInfo Technology Corp.* ...........................       30           163
         CommVault Systems, Inc.* ....................................    4,701       105,773
         Concur Technologies, Inc.*(1) ...............................    4,353       185,786
         Convio, Inc.* ...............................................    3,050        22,387
         Deltek, Inc.* ...............................................    1,655        13,803
         DemandTec, Inc.*(1) .........................................    1,475         9,956
         Digimarc Corp.* .............................................    1,200        22,500
         Double-Take Software, Inc.* .................................    1,326        13,910
         Ebix, Inc.*(1) ..............................................    2,808        44,029
         Epicor Software Corp.* ......................................    5,488        43,849
         EPIQ Systems, Inc. ..........................................    2,601        33,631
         Fair Isaac Corp.(1) .........................................    4,934       107,512
         FalconStor Software, Inc.* ..................................    2,261         5,969
         Fortinet, Inc.* .............................................    5,040        82,858
         GSE Systems, Inc.* ..........................................    2,930        11,896
         Interactive Intelligence, Inc.* .............................      763        12,536
         Jack Henry & Associates, Inc.(1) ............................    8,259       197,225
         JDA Software Group, Inc.* ...................................    3,850        84,623
         Kenexa Corp.* ...............................................    2,788        33,456
         Lawson Software, Inc.* ......................................   13,467        98,309
         Magma Design Automation, Inc.* ..............................    7,670        21,783
         Manhattan Associates, Inc.* .................................    2,195        60,472
         Mentor Graphics Corp.* ......................................   12,138       107,421
         MicroStrategy, Inc.  - Class A*(1) ..........................      819        61,499
         Monotype Imaging Holdings, Inc.* ............................    2,658        23,949
         Netscout Systems, Inc.*(1) ..................................    2,061        29,307
         NetSuite, Inc.*(1) ..........................................    1,163        14,700
         Opnet Technologies, Inc. ....................................    1,159        17,026
         Parametric Technology Corp.*(1) .............................   11,697       183,292
         Pegasystems, Inc.(1) ........................................    1,269        40,748
         Phoenix Technologies, Ltd.* .................................    1,467         4,240
         Progress Software Corp.*(1) .................................    4,243       127,417
         PROS Holdings, Inc.* ........................................      976         6,344
         QAD, Inc.* ..................................................    1,518         6,269
         Quest Software, Inc.*(1) ....................................    6,035       108,871
         Radiant Systems, Inc.* ......................................    3,791        54,818
         Renaissance Learning, Inc. ..................................    1,980        29,086
         Rosetta Stone, Inc.*(1) .....................................    1,140        26,174
         S1 Corp.* ...................................................    6,327        38,025
         Smith Micro Software, Inc.* .................................    2,429        23,100
         SolarWinds, Inc.* ...........................................    3,430        55,017
         Sonic Solutions, Inc.* ......................................    2,780        23,213
         SonicWALL, Inc.* ............................................    5,091        59,819
         Sourcefire, Inc.*(1) ........................................    3,038        57,722
         SRS Labs, Inc.* .............................................    1,590        14,549
         SS&C Technologies Holdings, Inc.* ...........................    2,600        41,678
         SuccessFactors, Inc.* .......................................    6,618       137,588
         Symvx Technologies, Inc.* ...................................    2,355        11,799

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                     VALUE
                                                                         SHARES     (NOTE 2)
                                                                         ------   ------------
      SOFTWARE -- (CONTINUED)
         Synchronoss Technologies, Inc.* .............................    1,679   $     31,851
         Take-Two Interactive Software, Inc.*(1) .....................    6,251         56,259
         Taleo Corp. - Class A*(1) ...................................    4,541        110,301
         TeleCommunication Systems, Inc. - Class A* ..................    7,502         31,058
         The Ultimate Software Group, Inc.*(1) .......................    2,617         85,995
         THQ, Inc.* ..................................................    9,363         40,448
         TIBCO Software, Inc.*(1) ....................................   18,364        221,470
         TiVo, Inc.*(1) ..............................................   10,530         77,711
         Tyler Technologies, Inc.* ...................................    3,819         59,271
         Unica Corp.* ................................................      840          8,047
         Vasco Data Security International, Inc.* ....................    2,265         13,975
         VirnetX Holding Corp. .......................................    3,480         20,602
         Wave Systems Corp. - Class A* ...............................    7,900         25,596
         Websense, Inc.* .............................................    4,711         89,038
                                                                                  ------------
                                                                                     4,148,778
                                                                                  ------------
      TOTAL INFORMATION TECHNOLOGY ................................ ..              17,347,733
                                                                                  ------------

   MATERIALS -- 4.7%
      CHEMICALS -- 2.1%
         A. Schulman, Inc. ...........................................    2,648         50,206
         American Vanguard Corp.(1) ..................................    3,124         24,773
         Ampal-American Israel - Class A* ............................      410            640
         Arch Chemicals, Inc. ........................................    2,338         71,870
         Balchem Corp. ...............................................    3,281         82,012
         Calgon Carbon Corp.*(1) .....................................    5,471         72,436
         China Green Agriculture, Inc.*(1) ...........................      440          3,951
         Ferro Corp.* ................................................    7,702         56,764
         Georgia Gulf Corp.* .........................................    3,170         42,288
         H.B. Fuller Co.(1) ..........................................    5,179         98,349
         Hawkins, Inc.(1) ............................................    1,010         24,321
         Innophos Holdings, Inc.(1) ..................................    2,335         60,897
         Innospec, Inc. ..............................................    1,932         18,122
         Koppers Holdings, Inc. ......................................    1,974         44,376
         Kraton Performance Polymers, Inc.* ..........................      920         17,287
         Landec Corp.* ...............................................    1,667          9,819
         LSB Industries, Inc.* .......................................    1,631         21,709
         Minerals Technologies, Inc. .................................    2,025         96,268
         NewMarket Corp. .............................................      986         86,098
         NL Industries, Inc.(1) ......................................      842          5,136
         Olin Corp. ..................................................    8,185        148,067
         OM Group, Inc.* .............................................    3,456         82,460
         Omnova Solutions, Inc.* .....................................    5,470         42,721
         PolyOne Corp.* ..............................................    9,259         77,961
         Quaker Chemical Corp. .......................................      922         24,977
         Rockwood Holdings, Inc.* ....................................    5,692        129,151
         Senomyx, Inc.* ..............................................    5,660         21,451
         Sensient Technologies Corp. .................................    4,642        120,367
         ShengdaTech, Inc.* ..........................................    1,854          8,769
         Solutia, Inc.* ..............................................   13,115        171,806
         Spartech Corp.*(1) ..........................................    2,218         22,735
         Stepan Co.(1) ...............................................      689         47,148
         STR Holdings, Inc.* .........................................    2,730         51,324
         TPC Group, Inc.* ............................................    1,350         22,410
         W.R. Grace & Co.*(1) ........................................    7,905        166,321
         Westlake Chemical Corp.(1) ..................................    1,578         29,303
         Zep, Inc. ...................................................    1,824         31,811
         Zoltek Cos., Inc.* ..........................................    2,697         22,844
                                                                                  ------------
                                                                                     2,108,948
                                                                                  ------------

      CONSTRUCTION MATERIALS -- 0.1%
         Headwaters, Inc.* ...........................................    6,785         19,269
         Texas Industries, Inc.(1) ...................................    1,720         50,809
         United States Lime & Minerals, Inc.* ........................      196          7,550
                                                                                  ------------
                                                                                        77,628
                                                                                  ------------

      CONTAINERS & PACKAGING -- 0.5%
         AEP Industries, Inc.* .......................................      297          7,092
         Boise, Inc.* ................................................    7,080         38,869
         Graham Packaging Co., Inc.* .................................    1,500         17,955
         Graphic Packaging Holding Co.* ..............................   10,930         34,429
         Myers Industries, Inc. ......................................    2,122         17,167
         Rock-Tenn Co. - Class A(1) ..................................    4,062        201,760
         Silgan Holdings, Inc. .......................................    5,770        163,753
                                                                                  ------------
                                                                                       481,025
                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                     VALUE
                                                                         SHARES     (NOTE 2)
                                                                         ------   -----------
      METALS & MINING -- 1.5%
         A.M. Castle & Co.*(1) .......................................    1,840   $    25,558
         Allied Nevada Gold Corp.* ...................................    7,213       141,952
         AMCOL International Corp.(1) ................................    2,180        51,230
         Brush Engineered Materials, Inc.* ...........................    1,692        33,806
         Capital Gold Corp.* .........................................    5,730        22,920
         Century Aluminum Co.*(1) ....................................    7,080        62,516
         China Precision Steel, Inc.*(1) .............................      790         1,098
         Coeur d'Alene Mines Corp. - Class A*(1) .....................    8,940       141,073
         General Moly, Inc.*(1) ......................................    6,050        18,634
         General Steel Holdings, Inc.*(1) ............................      745         1,751
         Globe Specialty Metals, Inc.* ...............................    5,940        61,360
         Golden Star Resources, Ltd.* ................................   26,600       116,508
         Haynes International, Inc.(1) ...............................    1,494        46,060
         Hecla Mining Co.*(1) ........................................   26,608       138,894
         Horsehead Holding Corp.* ....................................    4,258        32,190
         Jaguar Mining, Inc.* ........................................    8,090        71,435
         Kaiser Aluminum Corp.(1) ....................................    1,411        48,919
         Noranda Aluminium Holding Corp.* ............................    3,920        25,206
         Olympic Steel, Inc. .........................................      625        14,356
         Paramount Gold and Silver Corp.*(1) .........................    2,470         3,211
         RTI International Metals, Inc.* .............................    3,582        86,362
         Stillwater Mining Co.*(1) ...................................    4,334        50,361
         Sutor Technology Group, Ltd.*(1) ............................    7,500        14,925
         Thompson Creek Metals Co., Inc.* ............................   13,820       119,958
         Universal Stainless & Alloy* ................................      756        12,088
         US Energy Corp.* ............................................    4,660        22,135
         US Gold Corp.*(1) ...........................................    8,550        42,836
         Worthington Industries, Inc.(1) .............................    6,679        85,892
                                                                                  -----------
                                                                                    1,493,234
                                                                                  -----------

      PAPER & FOREST PRODUCTS -- 0.5%
         Buckeye Technologies, Inc.* .................................    3,248        32,318
         Clearwater Paper Corp.* .....................................    1,067        58,429
         Deltic Timber Corp. .........................................    1,345        56,221
         Glatfelter ..................................................    5,473        59,382
         KapStone Paper and Packaging Corp.* .........................    3,990        44,449
         Louisiana-Pacific Corp.*(1) .................................   12,576        84,134
         Neenah Paper, Inc. ..........................................    1,201        21,978
         Schweitzer-Mauduit International, Inc. ......................    2,094       105,642
         Wausau Paper Corp.* .........................................    6,851        46,381
                                                                                  -----------
                                                                                      508,934
                                                                                  -----------
      TOTAL MATERIALS ................................................              4,669,769
                                                                                  -----------

   TELECOMMUNICATION SERVICES -- 1.0%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
         AboveNet, Inc.* .............................................    2,300       108,514
         Alaska Communications Systems Group, Inc.(1) ................    3,324        28,221
         Atlantic Tele-Network, Inc. .................................      810        33,453
         Cbeyond, Inc.*(1) ...........................................    3,599        44,987
         Cincinnati Bell, Inc.* ......................................   23,320        70,193
         Cogent Communications Group, Inc.* ..........................    3,993        30,267
         Consolidated Communications Holdings, Inc.(1) ...............    1,909        32,472
         General Communication, Inc. - Class A* ......................    4,832        36,675
         Global Crossing, Ltd.* ......................................    3,380        35,727
         Globalstar, Inc. ............................................   14,590        22,469
         HickoryTech Corp. ...........................................       20           135
         IDT Corp. - Class B* ........................................    2,390        30,472
         inContact, Inc.* ............................................    7,840        19,208
         Iridium Communications, Inc.* ...............................    2,960        29,718
         Neutral Tandem, Inc.*(1) ....................................    3,250        36,562
         PAETEC Holdings Corp.* ......................................   15,100        51,491
         Premiere Global Services, Inc.* .............................    5,178        32,829
         SureWest Communications*(1) .................................    2,050        12,997

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                     VALUE
                                                                         SHARES     (NOTE 2)
                                                                         ------   ------------
      DIVERSIFIED TELECOMMUNICATION SERVICES -- (CONTINUED)
         Vonage Holdings Corp.* ......................................   10,770   $     24,771
         Windstream Corp.(1) .........................................      253          2,672
                                                                                  ------------
                                                                                       683,833
                                                                                  ------------

      WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
         FiberTower Corp.* ...........................................    5,760         27,187
         ICO Global Communications Holdings, Ltd.* ...................   13,240         21,316
         NTELOS Holdings Corp. .......................................    3,045         52,374
         Shenandoah  Telecommunications Co. ..........................    2,826         50,133
         Syniverse Holdings, Inc.*(1) ................................    7,350        150,308
         USA Mobility, Inc. ..........................................    2,168         28,011
                                                                                  ------------
                                                                                       329,329
                                                                                  ------------

      TOTAL TELECOMMUNICATION SERVICES ...............................               1,013,162
                                                                                  ------------

   UTILITIES -- 3.2%
      ELECTRIC UTILITIES -- 1.2%
         ALLETE, Inc.(1) .............................................    3,036        103,953
         Central Vermont Public Service Corp. ........................      874         17,253
         Cleco Corp.(1) ..............................................    6,085        160,705
         El Paso Electric Co.* .......................................    4,240         82,044
         IDACORP, Inc. ...............................................    4,802        159,762
         MGE Energy, Inc. ............................................    2,879        103,759
         PNM Resources, Inc. .........................................    9,647        107,853
         Portland General Electric Co.(1) ............................    8,027        147,135
         The Empire District Electric Co.(1) .........................    4,296         80,636
         UIL Holdings Corp.(1) .......................................    2,996         74,990
         UniSource Energy Corp. ......................................    3,755        113,326
         Unitil Corp. ................................................      890         18,610
                                                                                  ------------
                                                                                     1,170,026
                                                                                  ------------

      GAS UTILITIES -- 1.2%
         New Jersey Resources Corp. ..................................    4,687        164,982
         Nicor, Inc.(1) ..............................................    4,449        180,184
         Northwest Natural Gas Co. ...................................    2,848        124,087
         Piedmont Natural Gas Co.(1) .................................    7,414        187,574
         South Jersey Industries, Inc.(1) ............................    2,961        127,205
         Southwest Gas Corp. .........................................    4,968        146,556
         The Laclede Group, Inc.(1) ..................................    2,698         89,385
         WGL Holdings, Inc. ..........................................    5,920        201,458
                                                                                  ------------
                                                                                     1,221,431
                                                                                  ------------

      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
         Dynegy, Inc.* ...............................................    8,380         32,263
         US Geothermal, Inc.* ........................................    3,140          2,491
                                                                                  ------------
                                                                                        34,754
                                                                                  ------------

      MULTI-UTILITIES -- 0.4%
         Avista Corp. ................................................    5,568        108,743
         Black Hills Corp.(1) ........................................    3,868        110,122
         CH Energy Group, Inc. .......................................    1,945         76,322
         NorthWestern Corp.(1) ......................................     3,819        100,058
                                                                                  ------------
                                                                                       395,245
                                                                                  ------------

      WATER UTILITIES -- 0.4%
         American States Water .......................................    2,167         71,814
         Artesian Resources Corp. - Class A ..........................    1,160         21,414
         Cadiz, Inc.* ................................................      906         10,935
         California Water Service Group ..............................    2,404         85,823
         Connecticut Water Service, Inc. .............................    1,033         21,714
         Consolidated Water Co., Ltd. ................................    1,087         12,370
         Middlesex Water Co. .........................................      991         15,707
         Pennichuck Corp. ............................................      840         18,505
         SJW Corp. ...................................................    1,238         29,019
         Southwest Water Co. .........................................    2,850         29,868
         York Water Co. ..............................................    1,730         24,566
                                                                                  ------------
                                                                                       341,735
                                                                                  ------------

      TOTAL UTILITIES ...............................................                3,163,191
                                                                                  ------------
      TOTAL COMMON STOCK
         (COST $94,151,083) ..........................................              97,269,677
                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                             VALUE
                                                                               SHARES       (NOTE 2)
                                                                             ----------   -------------
RIGHTS -- 0.0%
         Zion Oil & Gas - Expires 01/31/12** (COST $0) ..................           418   $           8

CALL WARRANTS -- 0.0%
         Greenhunter Energy, Inc. - Expires 09/15/11** (COST $0) ........            48              --
                                                                                          -------------

EXCHANGE-TRADED FUNDS -- 1.7%
         iShares Russell 2000 Index Fund(1) (COST $1,822,491) ...........        27,270       1,665,652
                                                                                          -------------

SHORT-TERM INVESTMENTS -- 0.1%
         BlackRock Liquidity Funds
            TempFund Portfolio  - Institutional Series (COST $144,029)          144,029         144,029
                                                                                          -------------

      TOTAL INVESTMENTS IN SECURITIES (COST $96,117,603) ................                    99,079,366
                                                                                          -------------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES -- 38.7%
         Institutional Money Market Trust (COST $38,329,065)(3) .........    38,329,065      38,329,065
                                                                                          -------------

      TOTAL INVESTMENTS -- 138.7% (COST $134,446,668)+(2) ...............                   137,408,431
      COLLATERAL FOR SECURITIES ON LOAN -- (38.7)% ......................                   (38,329,065)
      LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0% .....................                       (22,008)
                                                                                          -------------
      NET ASSETS -- 100.0% ..............................................                 $  99,057,358
                                                                                          =============

----------
*    Non-income producing security.

** As of June 30, 2010, 3 securities representing $101 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

+ The cost for Federal income tax purposes is $136,307,896. At June 30, 2010, net unrealized appreciation was $1,100,535. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,934,547 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,834,012.

(1)  Security partially or fully on loan.

(2) At June 30, 2010, the market value of securities on loan for the Small-Cap Strategy Fund was $35,907,782.

(3)  See Note 6 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / JUNE 30, 2010 -- CONTINUED

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                  LEVEL 2 -    LEVEL 3 -
                                   TOTAL          LEVEL 1 -     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT         QUOTED        OBSERVABLE   UNOBSERVABLE
                                JUNE 30, 2010      PRICES          INPUTS        INPUTS
                                -------------   -------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks                $  97,269,677   $  97,269,584       $    93          $  --
   Rights                                   8              --             8             --
   Exchange-Traded Funds            1,665,652       1,665,652            --             --
   Short-Term Investments          38,473,094      38,473,094            --             --
                                -------------   -------------       -------          -----
Total                           $ 137,408,431   $ 137,408,330       $   101          $  --
                                =============   =============       =======          =====

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010

   (Showing Percentage of Net Assets)

                                                                                                 VALUE
                                                                              SHARES            (NOTE 2)
                                                                            -----------      -------------
COMMON STOCK -- 82.7%
   ARGENTINA -- 0.2%
        Banco Macro SA - ADR..........................................            2,300      $      67,735
        BBVA Banco Frances SA- ADR....................................            5,120             32,358
        Cresud SA- ADR(1).............................................            7,426             90,152
        Grupo Financiero Galicia SA- ADR* ............................            2,300             13,110
        MercadoLibre, Inc.* ..........................................            2,000            105,100
        Petrobras Energia SA - ADR....................................            5,618             80,955
        Telecom Argentina SA - ADR....................................            2,950             48,469
        Transportadora de Gas del Sur SA - ADR........................           16,900             53,235
                                                                                             -------------
     TOTAL ARGENTINA..................................................                             491,114
                                                                                             -------------

   AUSTRALIA -- 2.5%
        Alumina, Ltd. ................................................           31,910             40,385
        Alumina, Ltd. - ADR...........................................            4,000             20,120
        Amcor, Ltd. ..................................................            5,295             28,220
        Asciano Group.................................................           52,942             71,096
        ASX, Ltd. ....................................................            4,916            119,922
        Bank of Queensland, Ltd. .....................................            5,868             51,025
        Bendigo and Adelaide Bank, Ltd. ..............................           11,243             76,631
        BHP Billiton, Ltd. ...........................................           25,707            799,734
        BlueScope Steel, Ltd. ........................................           45,182             78,547
        Boral, Ltd. ..................................................           24,636             98,683
        Brickworks, Ltd. .............................................            2,651             26,585
        Caltex Australia, Ltd. .......................................           13,111            102,872
        Coca-Cola Amatil, Ltd. .......................................           17,553            175,755
        Commonwealth Bank of Australia................................            5,691            230,073
        Crown, Ltd. ..................................................           10,725             69,529
        CSL, Ltd. ....................................................            1,226             33,474
        Fairfax Media, Ltd. ..........................................          103,733            113,345
        Fortescue Metals Group, Ltd.* ................................           11,548             39,164
        Incitec Pivot, Ltd. ..........................................           31,391             70,993
        Leighton Holdings, Ltd. ......................................            1,628             39,155
        Lihir Gold, Ltd. .............................................           13,239             47,629
        Macquarie Airports............................................           62,416            139,885
        Macquarie Group, Ltd. ........................................            9,957            306,044
        Macquarie Infrastructure Group................................            9,022              7,861
        Metcash, Ltd. ................................................           24,230             85,162
        Newcrest Mining, Ltd. ........................................            3,461            100,980
        OneSteel, Ltd. ...............................................           53,424            132,180
        Orica, Ltd. ..................................................              260              5,469
        Origin Energy, Ltd. ..........................................           17,037            212,549
        OZ Minerals Ltd. .............................................          247,607            196,102
        Primary Health Care, Ltd. ....................................              318                947
        Qantas Airways, Ltd. .........................................           37,254             68,292
        Rio Tinto, Ltd. ..............................................            8,898            489,341
        Santos, Ltd. .................................................           14,226            148,669
        Sims Metal Management, Ltd. ..................................            5,364             76,217
        Sonic Healthcare, Ltd. .......................................            6,367             55,405
        Suncorp-Metway, Ltd. .........................................           41,603            278,332
        Tabcorp Holdings, Ltd. .......................................           10,065             53,342
        Tatts Group, Ltd. ............................................           35,685             66,910
        Toll Holdings, Ltd. ..........................................           14,104             64,230
        Washington H Soul Pattinson and Co., Ltd. ....................            5,219             56,648
        Wesfarmers, Ltd. .............................................           32,146            768,335
        Westpac BankingCorp., Ltd. ...................................           19,142            337,406
        Woolworths, Ltd. .............................................            4,250             96,199
        WorleyParsons, Ltd. ..........................................            5,901            108,571
                                                                                             -------------
     TOTAL AUSTRALIA..................................................                           6,188,013
                                                                                             -------------

   AUSTRIA -- 0.3%
        Erste Bank der oesterreichischen Sparkassen AG................           13,337            423,161
        OMV AG........................................................            6,219            186,760
        Raiffeisen International Bank-Holding AG......................            1,087             41,285
        Strabag SE....................................................              781             16,812
        Voestalpine AG................................................            1,614             43,957
                                                                                             -------------
     TOTAL AUSTRIA....................................................                             711,975
                                                                                             -------------

   BELGIUM -- 0.3%
        Delhaize Group................................................              956             69,373
        Delhaize Group - ADR..........................................            2,400            174,000
        KBC Groupe....................................................            2,177             83,445
        Solvay SA.....................................................            3,928            335,423
        UCB SA........................................................            1,158             36,366
        Umicore.......................................................            3,573            103,086
                                                                                             -------------
     TOTAL BELGIUM....................................................                             801,693
                                                                                             -------------

   BERMUDA -- 0.0%
        Credicorp, Ltd. ..............................................            1,300            118,157
                                                                                             -------------
     TOTAL BERMUDA....................................................                             118,157
                                                                                             -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010-- CONTINUED

                                                                                                VALUE
                                                                               SHARES          (NOTE 2)
                                                                            ------------     -------------
 BOTSWANA -- 0.2%
     Barclays Bank of Botswana, Ltd.(1)..............................            100,300     $      93,946
     Botswana Insurance Holdings, Ltd.(1)............................             60,900            73,222
     First National Bank of Botswana(1)..............................            274,700           103,358
     Sechaba Breweries, Ltd.(1)......................................             89,203           125,547
     Standard Chartered Bank of Botswana, Ltd.(1)....................             41,700            87,592
                                                                                             -------------
   TOTAL BOTSWANA....................................................                              483,665
                                                                                             -------------

 BRAZIL -- 1.8%
     All America Latina Logistica SA.................................              5,494            42,948
     Amil Participacoes SA...........................................              2,108            17,109
     B2W Companhia Global do Varejo..................................              1,500            24,565
     Banco do Brazil SA..............................................             18,800           260,284
     BM&F BOVESPA SA.................................................             18,707           121,259
     Brasil Telecom SA*..............................................              1,462            12,846
     BRF Brasil Food SA..............................................             13,474           177,065
     Centrais Eletricas Brasileiras SA- ELETROBRAS ..................              6,715            89,657
     Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR........              2,485           172,757
     Cia de Concessoes Rodoviarias...................................              2,100            43,047
     Cia Energetica de Minas Gerais..................................              1,963            21,131
     Cia Siderurgica Nacional SA.....................................              4,900            71,939
     Cia Siderurgica Nacional SA- ADR................................              7,722           113,436
     Companhia Brasileira de Meios de Pagamento......................              9,400            79,887
     Companhia de Bebidas das Americas- ADR..........................              3,613           364,949
     Cosan SA Industria e Comercio*..................................              4,200            52,355
     CPFL Energia SA.................................................              1,500            32,909
     Cyrela Brazil Realty SA.........................................             17,929           195,083
     EDP Energias do Brasil SA.......................................              1,500            29,460
     Empresa Brasileira de Aeronautica SA............................             15,200            79,158
     Fibria Celulose SA*.............................................              2,086            30,961
     Fibria Celulose SA - ADR*.......................................             10,317           152,692
     Gafisa SA.......................................................              6,800            40,800
     Hypermarcas SA*.................................................             17,787           228,127
     Investimentos Itau SA...........................................                256             1,550
     LLX Logistica SA*...............................................              2,000             8,166
     Localiza Rent A Car SA..........................................              2,700            31,069
     Lojas Renner SA.................................................              8,200           224,466
     Marfrig Frigorificose e Comercio de Alimentos SA................              6,150            57,105
     MMX Mineracao e Metalicos SA*...................................              3,130            18,312
     MRV Engenharia e Participacoes SA...............................             24,554           173,442
     Natura Cosmeticos SA............................................              2,100            46,537
     Petroleo Brasileiro SA- ADR.....................................             22,316           765,885
     Redecard SA.....................................................              6,500            91,864
     Rossi Residencial SA............................................              4,259            30,745
     Souza Cruz SA...................................................              1,843            69,432
     Tele Norte Leste Participacoes SA...............................              4,100            85,294
     Telecomunicacoes de Sao Paulo SA................................              1,000            18,166
     Tim Participacoes SA*...........................................              5,300            21,229
     Totvs SA........................................................              1,400           102,646
     Tractebel Energia SA............................................              2,700            31,562
     Vale SA- ADR....................................................              2,257            54,958
     Vivo Participacoes SA- ADR......................................              7,367           190,953
     Weg SA..........................................................              8,800            81,564
                                                                                             -------------
   TOTAL BRAZIL......................................................                            4,559,369
                                                                                             -------------

 BULGARIA -- 0.1%
     Bulgarian American Credit Bank JSCO*(1).........................              2,600            16,965
     Central Cooperative Bank AD*....................................             20,482            15,240
     Chimimport AD*..................................................             10,600            13,020
     Doverie Holding AD*(1)..........................................             11,040            18,935
     Olovno Tzinkov Komplex AD*(1)...................................                900             6,170
     Petrol AD*(1)...................................................             37,250            68,028
     Sopharma AD.....................................................             14,000            33,411
                                                                                             -------------
   TOTAL BULGARIA....................................................                              171,769
                                                                                             -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
                                                                              ------------     -------------
 CANADA -- 4.5%
     Agnico-Eagle Mines, Ltd. .............................................          4,135     $     250,846
     Bank of Montreal (Toronto Exchange)...................................          1,969           106,796
     Bank of Nova Scotia (Toronto Exchange)................................          2,270           104,592
     Barrick Gold Corp. ...................................................         16,024           727,330
     BCE, Inc. (Toronto Exchange)..........................................          5,200           151,719
     Cameco Corp. (Toronto Exchange).......................................          3,300            70,182
     Canadian Imperial Bank of Commerce (Toronto Exchange).................            978            60,763
     Canadian National Railway Co. (Toronto Exchange)......................            900            51,580
     Canadian Natural Resources, Ltd. (New York Exchange)..................         19,000           630,567
     Canadian Pacific Railway, Ltd. (Toronto Exchange).....................         12,945           693,853
     Canadian Tire Corp., Ltd. Class A.....................................          1,700            84,876
     Cenovus Energy, Inc. .................................................          5,100           131,267
     CGI Group, Inc.- Class A (Toronto Exchange)*. ........................          4,100            61,006
     Empire Co., Ltd.- Class A.............................................          2,300           113,774
     Enbridge, Inc. (Toronto Exchange).....................................          7,300           339,988
     EnCana Corp. (New York Exchange)......................................          8,600           260,452
     EnCana Corp. (Toronto Exchange).......................................         12,410           375,838
     Fairfax Financial Holdings, Ltd. (Toronto Exchange)...................            600           219,744
     Finning International, Inc. ..........................................          7,600           125,864
     Franco-Nevada Corp. ..................................................          3,100            94,350
     George Weston, Ltd. ..................................................          1,400            95,753
     Gildan Activewear, Inc. ..............................................          1,800            51,706
     Goldcorp, Inc. .......................................................         11,740           514,021
     Husky Energy, Inc. ...................................................         12,000           284,515
     IAMGOLD Corp. (Toronto Exchange)......................................          5,539            97,663
     GM Financial, Inc. ...................................................            329            11,472
     Ivanhoe Mines, Ltd.*. ................................................          4,276            55,391
     Kinross Gold Corp. ...................................................         17,032           291,186
     Loblaw Cos., Ltd. ....................................................          2,018            73,191
     Lundin Mining Corp.*. ................................................          7,500            21,206
     Magna International, Inc.- Class A (Toronto Exchange).................          2,400           158,106
     Manulife Financial Corp. (Toronto Exchange)...........................         56,488           819,820
     Nexen, Inc. ..........................................................          5,700           112,121
     Potash Corp. of Saskatchewan, Inc. ...................................          1,988           171,227
     Research In Motion Ltd.*. ............................................          5,200           255,616
     Rona, Inc.*. .........................................................          3,800            56,042
     Royal Bank of Canada (Toronto Exchange)...............................          6,832           325,379
     Silver Wheaton Corp. (Toronto Exchange)*. ............................          7,538           151,036
     Sino-Forest Corp.*. ..................................................          3,636            51,677
     Sun Life Financial, Inc. (Toronto Exchange)...........................         12,729           334,322
     Suncor Energy, Inc. ..................................................          3,651           107,450
     Talisman Energy, Inc. (New York Exchange).............................          7,300           110,403
     Talisman Energy, Inc. (Toronto Exchange)..............................         18,528           280,213
     Teck Resources, Ltd.- Class B.........................................          9,948           294,174
     Telus Corp. (Toronto Exchange)........................................            600            22,641
     Telus Corp.- Non Vote.................................................          2,000            72,369
     The Toronto-Dominion Bank (Toronto Exchange)..........................          2,149           139,249
     Thomson Reuters Corp. ................................................         10,275           367,740
     Tim Hortons, Inc. ....................................................          2,000            64,027
     TransAlta Corp. ......................................................          1,700            31,491
     TransCanada Corp. (Toronto Exchange)..................................         17,044           570,135
     Viterra, Inc. (Toronto Exchange)*. ...................................          4,303            28,658
     Yamana Gold, Inc. (Toronto Exchange)..................................         40,400           414,417
     Yellow Pages Income Fund..............................................         11,000            61,585
                                                                                               -------------
   TOTAL CANADA............................................................                       11,151,389
                                                                                               -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                 VALUE
                                                                               SHARES           (NOTE 2)
                                                                            ------------     -------------
 CAYMAN ISLANDS -- 0.0%
     Tingyi Cayman Islands Holding Corp. .............................            30,000     $      73,553
                                                                                             -------------
   TOTAL CAYMAN ISLANDS...............................................                              73,553
                                                                                             -------------

 CHILE -- 0.9%
     Administradora de Fondos de Pensiones Provida SA.................            14,200            40,440
     AES Gener SA.....................................................            49,000            21,448
     Antarchile SA....................................................             3,894            72,738
     Banco de Chile...................................................         1,606,165           162,367
     Banco de Credito e Inversiones...................................             2,427            99,399
     Banco Santander Chile............................................           876,218            57,591
     Banco Santander Chile - ADR......................................               760            50,988
     CAP SA...........................................................             2,700            83,564
     Centros Comerciales Sudamericanos SA.............................            24,700           111,502
     Cia Cervecerias Unidas SA - ADR..................................            10,893           128,876
     Cia General de Electricidad......................................             7,900            47,453
     Cia Sudamericana de Vapores SA*..................................            20,899            18,811
     Colbun SA........................................................           194,247            50,371
     Empresa Nacional de Electricidad SA..............................           100,917           155,243
     Empresa Nacional de Electricidad SA - ADR........................             1,100            50,798
     Empresa Nacional de Telecomunicaciones SA........................             7,640           102,837
     Empresas CMPC SA.................................................             2,775           121,860
     Empresas Copec SA................................................            13,546           213,268
     Enersis SA.......................................................           294,355           116,718
     Enersis SA - ADR.................................................             4,130            82,228
     Grupo Security SA................................................           131,265            39,184
     La Polar SA......................................................             6,700            36,442
     Lan Airlines SA..................................................             3,326            62,189
     Quinenco SA......................................................            15,702            37,526
     S.A.C.I. Falabella...............................................            28,288           184,166
     Sonda SA.........................................................            22,877            36,449
     Vina Concha y Toro SA - ADR......................................             1,100            45,870
                                                                                             -------------
   TOTAL CHILE........................................................                           2,230,326
                                                                                             -------------

 CHINA -- 2.5%
     Air China, Ltd.- Class H.........................................           211,010           206,937
     Alibaba.com, Ltd. ...............................................            19,000            37,489
     Anhui Conch Cement Co., Ltd.- Class H............................            22,000            63,960
     Baidu, Inc.- ADR*................................................             3,000           204,240
     Bank of China, Ltd.- Class H.....................................           815,126           411,233
     Bank of Communications Co., Ltd.- Class H........................            48,000            50,518
     China Citic Bank- Class H........................................            84,000            53,121
     China Coal Energy Co.- Class H...................................            45,000            56,218
     China Communications Construction Co., Ltd.- Class H.............            50,000            45,620
     China Construction Bank Corp.- Class H...........................         1,012,718           815,252
     China Eastern Airlines Corp, Ltd.- Class H*......................            74,000            31,956
     China Huiyuan Juice Group, Ltd.- Class H.........................            29,000            19,895
     China International Marine Containers Co., Ltd.- Class B.........            39,000            48,936
     China Medical Technologies, Inc.- ADR............................             1,000            10,510
     China Merchants Bank Co., Ltd.- Class H..........................            33,052            79,070
     China Oilfield Services, Ltd.- Class H...........................            30,000            34,911
     China Railway Construction Corp., Ltd.- Class H..................            26,900            33,795
     China Railway Group, Ltd.- Class H...............................            44,000            28,162
     China Shenhua Energy Co., Ltd.- Class H..........................            28,500           102,820
     China Shineway Pharmaceutical Group Ltd. ........................            50,000           152,066
     China Shipping Development Co., Ltd.- Class H....................            26,000            32,702
     China Southern Airlines Co., Ltd.- Class H*......................            81,000            33,424

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                                 SHARES        (NOTE 2)
                                                                              ------------   ------------
 CHINA -- (CONTINUED)
   China Telecom Corp., Ltd.- Class H.....................................         202,000   $     97,042
   China Yurun Food Group, Ltd. ..........................................         111,000        349,061
   Ctrip.com International, Ltd.- ADR*....................................           2,800        105,168
   Datang International Power Generation Co., Ltd.- Class H...............          48,000         19,361
   Dazhong Transportation Group Co., Ltd.- Class B*.......................          23,900         14,173
   Focus Media Holding, Ltd.- ADR*........................................           3,300         51,249
   Golden Eagle Retail Group, Ltd. .......................................          11,000         22,966
   Harbin Power Equipment Co., Ltd.- Class H..............................          24,000         17,118
   Industrial & Commercial Bank of China - Class H........................         981,047        713,079
   Inner Mongolia Yitai Coal Co.- Class B.................................           6,600         31,858
   Maanshan Iron & Steel- Class H.........................................          46,000         20,059
   Mindray Medical International, Ltd. ...................................           2,230         70,067
   Netease.com- ADR*......................................................           2,000         63,420
   Parkson Retail Group, Ltd. ............................................          35,000         58,995
   PICC Property & Casualty Co., Ltd.- Class H* ..........................          16,000         15,200
   Ping An Insurance Group Co. of China, Ltd.- Class H....................          45,000        371,875
   Semiconductor Manufacturing International Corp.*.......................         386,000         30,693
   Shandong Weigao Group Medical Polymer Co., Ltd.- Class H...............          22,000         95,835
   Shanghai Electric Group Co., Ltd.- Class H.............................          90,000         39,918
   Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.- Class B..          24,600         32,398
   Shanghai Zhenhua Heavy Industry Co., Ltd.- Class B.....................          62,400         26,579
   Shimao Property Holdings, Ltd. ........................................          56,500         87,651
   Sina Corp.*............................................................           1,000         35,260
   Sinopec Shanghai Petrochemical Co., Ltd.- Class H......................          54,000         20,447
   Sinopharm Group Co.....................................................          38,800        141,372
   Suntech Power Holdings Co., Ltd.- ADR*.................................           1,900         17,423
   Tencent Holdings, Ltd. ................................................          25,200        417,495
   Tsingtao Brewery Co., Ltd. ............................................           4,000         18,686
   Want Want China Holdings, Ltd. ........................................         160,000        134,308
   Weichai Power Co., Ltd. ...............................................          12,000         77,333
   Yangzijiang Shipbuilding Holdings, Ltd. ...............................          58,000         55,321
   Yantai Changyu Pioneer Wine Co.- Class B...............................           7,000         65,713
   Yanzhou Coal Mining Co., Ltd.- Class H.................................          86,000        165,364
   Zhejiang Expressway Co., Ltd.- Class H.................................          88,000         81,086
   Zijin Mining Group Co., Ltd.- Class H..................................         154,000        114,670
   ZTE Corp.- Class H.....................................................           3,900         11,842
                                                                                             ------------
  TOTAL CHINA.............................................................                      6,242,920
                                                                                             ------------

 COLOMBIA -- 0.4%
   Almacenes Exito SA.....................................................           6,854         64,223
   Banco de Bogota SA.....................................................           3,110         63,390
   BanColumbia SA - ADR...................................................           2,800        140,364
   Cementos Argos SA......................................................           7,800         46,234
   Corporacion Financiera Colombiana SA*++................................              97            824
   Ecopetrol SA...........................................................          80,600        116,255
   Empresa de Telecomunicaciones de Bogota................................          23,800         13,218
   Grupo Aval Acciones Y Valores..........................................         158,000         76,519
   Grupo de Inversiones Suramericana SA...................................           3,800         59,011
   Grupo Nacional de Chocolates SA........................................          13,200        144,393

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                          ------------    ------------
 COLOMBIA -- (CONTINUED)
     Interconexion Electrica SA.......................................          14,278    $     96,357
     Inversiones Argos SA.............................................           9,000          90,964
     Isagen SA ESP....................................................          46,700          55,558
     Proenergia Internacional SA++....................................           2,000              --
     Promigas SA(1)...................................................           2,000          35,796
                                                                                          ------------
   TOTAL COLOMBIA.....................................................                       1,003,106
                                                                                          ------------

 CROATIA -- 0.2%
     Atlantska Plovidba DD............................................             562          78,538
     Ericsson Nikola Tesla............................................             200          46,140
     Hrvatske Telekomunikacije DD.....................................           2,950         130,533
     Koncar-Elektroindustrija DD*(1)..................................             920          69,858
     Podravka DD* ....................................................           1,000          43,412
     Privredna Banka Zagreb DD(1).....................................             830          70,961
     Tankerska Plovidba DD............................................              40           9,143
     VIRO Tvornica Secera* ...........................................             370          18,768
                                                                                          ------------
   TOTAL CROATIA......................................................                         467,353
                                                                                          ------------

 CZECH REPUBLIC -- 0.5%
     CEZ AS...........................................................           9,900         402,950
     Komercni Banka AS................................................           3,750         600,422
     Philip Morris CR AS..............................................             170          70,360
     Telefonica 02 Czech Republic AS..................................           6,222         120,608
     Unipetrol AS* ...................................................           7,900          71,434
                                                                                          ------------
   TOTAL CZECH REPUBLIC...............................................                       1,265,774
                                                                                          ------------

 DENMARK -- 0.8%
     A P Moller-Maersk A/S - Class A..................................              16         121,687
     A P Moller-Maersk A/S - Class B..................................              65         511,928
     Carlsberg A/S - Class B..........................................           7,368         561,508
     Danisco A/S......................................................           1,270          85,461
     Danske Bank A/S..................................................          23,301         448,368
     Novo Nordisk A/S - Class B.......................................           2,292         185,177
     Sydbank A/S......................................................           1,644          33,511
                                                                                          ------------
   TOTAL DENMARK......................................................                       1,947,640
                                                                                          ------------

 EGYPT -- 0.4%
     Alexandria Mineral Oils Co. .....................................           4,000          27,517
     Commercial International Bank....................................          14,658         171,598
     Eastern Tobacco Co. .............................................           1,500          32,558
     Egypt Kuwait Holding Co. ........................................          33,273          50,343
     Egyptian Co. for Mobile Services.................................           1,400          41,119
     Egyptian International Pharmaceutical Industrial Co. ............           7,900          48,529
     El Ezz Aldekhela Steel - Alexandria..............................             350          57,770
     El Sewedy Cables Holding Co.* ...................................           3,630          42,269
     El Watany Bank of Egypt(1).......................................           5,466          24,524
     Misr Beni Suef Cement Co. .......................................           2,350          65,764
     Misr Cement Co. .................................................           2,600          42,513
     National Societe General Bank SAE................................           5,989          33,149
     Olympic Group Financial Investments .............................           7,000          31,196
     Orascom Construction Industries..................................           3,600         141,726
     Orascom Telecom Holding SAE......................................          60,475          52,019
     Oriental Weavers.................................................           4,647          29,798
     Six of October Development & Investment* ........................           1,710          24,764
     Talaat Moustafa Group* ..........................................          23,500          29,929
     Telecom Egypt....................................................          30,200          82,724
                                                                                          ------------
   TOTAL EGYPT........................................................                       1,029,809
                                                                                          ------------

 ESTONIA -- 0.2%
     AS Eesti Ehitus* ................................................          12,000          20,494
     AS Merko Ehitus..................................................           6,600          59,508
     AS Tallinna Vesi.................................................           5,400          53,317
     Olympic Entertainment Group AS* .................................          70,130          92,113
     Tallink Group, Ltd.(1)...........................................         352,120         240,255
     Tallinna Kaubamaja AS............................................          18,200          97,915
                                                                                          ------------
   TOTAL ESTONIA......................................................                         563,602
                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

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MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                 VALUE
                                                                               SHARES           (NOTE 2)
                                                                            ------------      ------------
 FINLAND -- 0.5%
     Fortum Oyj.......................................................             2,901      $     63,679
     Kesko Oyj - Class B..............................................             7,269           235,126
     Neste Oil Oyj....................................................             3,833            55,615
     Nokia Oyj........................................................            23,493           191,487
     Nokian Renkaat Oyj...............................................               738            18,061
     Stora Enso Oyj - Class R.........................................            34,111           246,477
     UPM-Kymmene Oyj..................................................            26,795           354,748
                                                                                              ------------
   TOTAL FINLAND......................................................                           1,165,193
                                                                                              ------------

 FRANCE -- 3.3%
     Aeroports de Paris...............................................               876            56,199
     Air France KLM...................................................             3,985            47,379
     Alstom...........................................................             1,573            71,221
     AXA SA...........................................................            44,185           675,020
     BNP Paribas......................................................            10,316           555,010
     Cap Gemini SA....................................................               679            29,842
     Carrefour SA.....................................................             1,248            49,505
     Casino Guichard-Perrachon SA........................................            921            69,890
     CFAO SA..........................................................               806            21,676
     Christian Dior SA................................................             2,860           274,509
     Cie Generale d'Optique Essilor International SA..................               624            37,081
     Cie Generale de Geophysique-Veritas*.............................             1,200            21,348
     CNP Assurances...................................................               970            65,992
     Compagnie de Saint-Gobain........................................             7,961           296,664
     Credit Agricole SA...............................................            15,961           165,598
     Eurazeo..........................................................             1,111            63,728
     Eutelsat Communications..........................................             2,573            86,138
     France Telecom SA................................................            35,993           624,297
     GDF Suez.........................................................            10,662           303,341
     Groupe Danone....................................................             6,467           346,698
     Groupe Eurotunnel SA.............................................             6,453            43,611
     Iliad SA.........................................................               893            69,345
     L'Oreal SA.......................................................             1,623           158,908
     Lafarge SA.......................................................             4,908           267,623
     Lagardere SCA....................................................             6,335           197,585
     Legrand Holding SA...............................................             5,078           150,518
     LVMH Moet Hennessy Louis Vuitton SA..............................             1,773           192,979
     M6 Metropole Television..........................................             3,076            62,200
     Peugeot SA.......................................................             7,574           192,515
     Pinault-Printemps-Redoute SA.....................................               971           120,621
     Publicis Groupe SA...............................................             1,948            77,705
     Renault SA.......................................................            12,127           449,517
     Safran SA........................................................               704            19,638
     Sanofi-Aventis SA................................................             4,010           241,512
     Schneider Electric SA............................................               699            70,599
     SCOR SE..........................................................            11,216           214,219
     Societe Generale.................................................            10,915           449,142
     Societe Television Francaise 1...................................             3,449            44,937
     Sodexo...........................................................             1,810           100,450
     Technip SA.......................................................             3,807           218,354
     Total SA.........................................................             5,227           233,328
     Vallourec SA.....................................................               212            36,551
     Veolia Environnement.............................................             3,137            73,698
     Video Futur Entertainment Group SA*..............................             4,954             1,575
     Vinci SA.........................................................             1,355            56,262
     Vivendi Universal SA.............................................            31,303           636,144
                                                                                              ------------
   TOTAL FRANCE.......................................................                           8,240,672
                                                                                              ------------

 GERMANY -- 3.2%
     Adidas AG........................................................             2,156           104,383
     Allianz SE - Registered Shares...................................            13,602         1,346,239
     Bayer AG.........................................................             1,367            76,390
     Bayerische Motoren Werke (BMW) AG................................             8,757           425,386
     Bilfinger Berger AG..............................................               603            33,417
     Celesio AG.......................................................             2,811            61,296
     Commerzbank AG...................................................             8,084            56,433
     DaimlerChrysler AG - Registered Shares...........................            13,734           694,461
     Deutsche Bank AG.................................................             3,709           208,332
     Deutsche Bank AG - Registered Shares.............................             7,831           439,789
     Deutsche Boerse AG...............................................             1,729           105,043
     Deutsche Lufthansa AG - Registered Shares........................             6,856            94,781
     Deutsche Telekom AG..............................................            14,689           173,412
     Deutsche Telekom AG - ADR........................................            36,500           425,955
     E.On AG..........................................................            15,095           405,878
     Fraport AG Frankfurt Airport Services Worldwide..................             8,986           382,164
     Fresenius SE.....................................................             4,165           276,106
     GEA Group AG.....................................................             6,054           120,493
     Generali Deutschland Holding AG..................................               136            15,218

    The accompanying notes are an integral part of the financial statements.

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MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                VALUE
                                                                               SHARES          (NOTE 2)
                                                                            ------------     ------------
 GERMANY -- (CONTINUED)
     HeidelbergCement AG..............................................             4,226     $    199,724
     Henkel AG & Co. KGaA.............................................             2,536          103,793
     Infineon Technologies AG* .......................................             9,494           55,041
     MAN AG...........................................................             3,660          301,738
     Metro AG.........................................................             3,656          186,535
     Muenchener Rueckversicherungs - Gesellschaft AG..................             4,981          625,430
     Puma AG..........................................................               219           58,206
     RWE AG...........................................................             1,888          123,543
     Salzgitter AG....................................................               833           49,642
     SAP AG...........................................................             7,011          311,760
     Siemens AG.......................................................             2,527          226,015
     Suedzucker AG....................................................            11,669          210,829
     TUI AG...........................................................             7,172           63,024
     Volkswagen AG....................................................               442           37,498
                                                                                             ------------
   TOTAL GERMANY......................................................                          7,997,954
                                                                                             ------------

 GHANA -- 0.1%
     Aluworks Ghana, Ltd.*(1).........................................           232,000           64,333
     CAL Bank, Ltd.(1)................................................           498,146           96,694
     Ghana Commercial Bank, Ltd.(1)...................................           106,696          119,825
     Produce Buying Co., Ltd.(1)......................................           162,500           14,644
     Standard Chartered Bank..........................................             2,200           65,428
                                                                                             ------------
   TOTAL GHANA........................................................                            360,924
                                                                                             ------------

 GREECE -- 0.1%
     Coca-Cola Hellenic Bottling Co. SA...............................             4,920          105,441
     Hellenic Petroleum SA............................................             1,993           14,169
     Marfin Investment Group SA.......................................            24,052           29,457
     Piraeus Bank SA..................................................             7,782           32,846
                                                                                             ------------
   TOTAL GREECE.......................................................                            181,913
                                                                                             ------------

 HONG KONG -- 3.3%
     Aluminum Corp. of China, Ltd.- Class H...........................            38,000           28,582
     ASM Pacific Technology, Ltd. ....................................            13,800          107,208
     Beijing Capital International Airport Co., Ltd.- Class H.........            54,684           32,048
     Beijing Enterprises Holdings, Ltd.- Class H......................             7,000           45,442
     BOC Hong Kong, Ltd. .............................................            47,000          107,041
     Chaoda Modern Agriculture Holdings, Ltd. ........................            36,140           35,245
     Cheung Kong Holdings, Ltd. ......................................            10,000          115,408
     China Agri-Industries Holdings, Ltd. ............................            51,000           58,902
     China COSCO Holdings Co., Ltd.- Class H..........................            36,000           36,593
     China Green Holdings, Ltd. ......................................            45,000           45,152
     China Life Insurance Co., Ltd.- Class H..........................           101,000          441,696
     China Mengniu Dairy Co., Ltd. ...................................            73,000          236,607
     China Merchants Holdings International Co., Ltd. ................            60,470          199,627
     China Mobile, Ltd. ..............................................           144,509        1,436,109
     China Overseas Land & Investment, Ltd. ..........................            32,320           60,222
     China Petroleum & Chemical Corp.- Class H........................           382,000          308,133
     China Resources Enterprise, Ltd. ................................           104,000          382,870
     China Resources Land, Ltd. ......................................            28,000           52,646
     China Resources Power Holdings Co., Ltd. ........................            39,600           89,755
     China Unicom Hongkong, Ltd. .....................................            66,652           89,152
     CLP Holdings, Ltd. ..............................................             7,500           54,286
     CNOOC, Ltd. .....................................................           424,531          721,566
     Comba Telecom Systems Holdings Ltd. .............................            71,500           78,803
     COSCO Pacific, Ltd. .............................................           132,000          155,788
     Denway Motors, Ltd. .............................................            78,000           36,728
     Dongfeng Motor Group Co., Ltd.- Class H..........................           218,000          252,867
     Esprit Holdings, Ltd. ...........................................            16,156           86,780
     Foxconn International Holdings, Ltd.* ...........................            33,000           21,364

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                     SHARES       (NOTE 2)
                                                                  ------------   ------------
 HONG KONG -- (CONTINUED)
   Global Bio-Chem Technology Group Co., Ltd. .................        130,000   $     17,884
   GOME Electrical Appliances Holdings, Ltd. ..................        425,331        128,353
   Hang Lung Group, Ltd. ......................................          1,000          5,389
   Hang Lung Properties, Ltd. .................................          2,000          7,650
   Henderson Land Development Co., Ltd. .......................          8,000         46,856
   Hengan International Group Co., Ltd. .......................         12,500        101,218
   Hong Kong & China Gas Co., Ltd. ............................         13,200         32,640
   Hong Kong Exchanges & Clearing, Ltd. .......................          7,900        123,212
   Hutchinson Whampoa, Ltd. ...................................         68,400        420,938
   Jiangxi Copper Co., Ltd. - Class H .........................         20,000         37,162
   Kingboard Chemicals Holdings, Ltd. .........................         13,000         55,815
   Lee & Man Paper Manufacturing Ltd. .........................        124,600         91,605
   Lenovo Group, Ltd. .........................................        321,000        172,232
   Li & Fung, Ltd. ............................................         20,000         89,480
   Mongolia Energy Co., Ltd.* .................................          5,000          1,740
   New World Development Co., Ltd. ............................         85,654        139,055
   Nine Dragons Paper Holdings, Ltd. ..........................         16,000         21,556
   Orient Overseas International, Ltd. ........................          3,500         25,019
   Pacific Basin Shipping, Ltd. ...............................         16,000          9,901
   PetroChina Co., Ltd. - Class H .............................        513,957        568,470
   Sands China Ltd.* ..........................................         25,200         37,245
   Shanghai Industrial Holdings, Ltd. .........................         40,000        158,347
   Shougang Concord International Enterprises Co., Ltd. .......      1,000,000        140,411
   Sun Hung Kai Properties, Ltd. ..............................         16,079        219,896
   Wharf Holdings, Ltd. .......................................          1,625          7,872
   Wheelock & Co., Ltd. .......................................         66,000        186,062
   Wing Hang Bank, Ltd. .......................................          1,000          9,763
   Wumart Stores, Inc. - Class H ..............................         10,000         17,835
   Wynn Macau Ltd.* ...........................................         26,000         42,399
   Yue Yuen Industrial, Ltd. ..................................         10,000         31,039
                                                                                 ------------
  TOTAL HONG KONG .............................................                     8,263,664
                                                                                 ------------

 HUNGARY -- 0.5%
   Egis Gyogyszergyar Nyrt PLC ................................            380         30,611
   FHB Mortgage Bank PLC* .....................................          2,400         10,782
   Gedeon Richter Nyrt ........................................          1,330        235,144
   Magyar Telecom Telecommunications PLC ......................         55,470        151,559
   MOL Hungarian Oil and Gas Nyrt .............................          2,853        235,016
   OTP Bank Nyrt ..............................................         22,936        462,444
                                                                                 ------------
  TOTAL HUNGARY ...............................................                     1,125,556
                                                                                 ------------

 INDIA -- 1.6%
   Bajaj Holdings and Investment, Ltd. - GDR ..................          2,000         30,020
   Dr Reddys Laboratories, Ltd. - ADR .........................          7,168        221,133
   GAIL India, Ltd. - GDR .....................................          1,770        108,631
   HDFC Bank, Ltd. - ADR ......................................          3,623        517,980
   ICICI Bank, Ltd. ADR .......................................         13,411        484,674
   Infosys Technologies, Ltd. ADR .............................         15,119        905,779
   Larsen & Toubro Ltd. .......................................          5,769        224,692
   Mahindra & Mahindra Ltd. ...................................          7,051         95,241
   Reliance Industries, Ltd. - 144A GDR (New York Exchange)@ ..          4,347        204,008
   Reliance Industries, Ltd. - 144A GDR (London Exchange)@ ....          7,155        331,060
   Reliance Infrastructure, Ltd. - GDR ........................            820         63,550

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                     SHARES       (NOTE 2)
                                                                  ------------   ------------
 INDIA -- (CONTINUED)
   State Bank of India, Ltd. - GDR (New York Exchange) ........          2,777   $    275,279
   Sterlite Industries India, Ltd. - ADR ......................         10,295        146,601
   Tata Motors, Ltd. - ADR ....................................         18,226        313,305
   Wipro, Ltd. - ADR ..........................................          4,466         53,592
                                                                                 ------------
  TOTAL INDIA .................................................                     3,975,545
                                                                                 ------------
 INDONESIA -- 1.2%
   Adaro Energy Tbk Pt ........................................        486,000        105,561
   AKR Corporindo Tbk Pt ......................................        376,000         43,656
   Aneka Tambang (Persero) Tbk Pt .............................        190,000         40,085
   Astra International Tbk Pt .................................        117,000        618,168
   Bank Central Asia Tbk Pt ...................................        254,000        165,265
   Bank Danamon Indonesia Tbk Pt ..............................         81,122         47,913
   Bank Mandiri Persero Tbk Pt ................................        550,500        360,725
   Bank Negara Indonesia (Persero) Tbk Pt .....................         83,500         21,465
   Bank Rakyat Indonesia (Persero) Tbk Pt .....................        125,500        127,415
   Barito Pacific Tbk Pt* .....................................        269,000         30,275
   Bumi Resources Tbk Pt ......................................        437,000         89,219
   Gudang Garam Tbk Pt ........................................         14,000         52,546
   Indocement Tunggal Prakarsa Tbk Pt .........................         29,000         50,129
   Indofood Sukses Makmur Tbk Pt ..............................        364,500        165,111
   Indosat Tbk Pt .............................................         70,500         38,223
   Kalbe Farma Tbk Pt .........................................        174,000         39,955
   Lippo Karawaci Tbk Pt* .....................................        501,000         27,568
   Medco Energi Internasional Tbk Pt ..........................        133,000         42,791
   Perusahaan Gas Negara Pt ...................................        341,500        144,769
   Semen Gresik (Persero) Tbk Pt ..............................        130,000        124,638
   Tambang Balubara Bukit Asam Tbk Pt .........................         32,500         61,298
   Telekomunikasi Indonesia Tbk Pt ............................        351,094        297,592
   Unilever Indonesia Tbk Pt ..................................         26,500         49,414
   United Tractors Tbk Pt .....................................        126,000        258,255
                                                                                 ------------
  TOTAL INDONESIA .............................................                     3,002,036
                                                                                 ------------
 IRELAND -- 0.2%
   CRH PLC - ADR ..............................................         12,971        271,094
   Dragon Oil PLC* ............................................          8,306         50,389
   Kerry Group PLC - Class A ..................................          6,092        169,106
                                                                                 ------------
  TOTAL IRELAND ...............................................                       490,589
                                                                                 ------------

 ISRAEL -- 0.3%
   Africa Israel Investments, Ltd. ............................             --              1
   Bank Hapoalim BM* ..........................................          9,134         32,899
   Bank Leumi le-Israel BM ....................................         17,143         61,086
   Discount Investment Corp. ..................................          1,395         22,066
   Elbit Systems, Ltd. ........................................            232         11,776
   Israel Chemicals, Ltd. .....................................          3,937         41,014
   NICE Systems, Ltd. ADR* ....................................          1,900         48,431
   Partner Communications Co., Ltd. ...........................          1,084         16,639
   Teva Pharmaceutical Industries, Ltd. - ADR .................          8,923        463,907
                                                                                 ------------
  TOTAL ISRAEL ................................................                       697,819
                                                                                 ------------

 ITALY -- 0.7%
   Atlantia SPA ...............................................          4,858         86,097
   Banca Monte dei Paschi di Siena SPA ........................         64,356         72,819
   Banco Popolare Scrl ........................................         12,210         66,941
   Buzzi Unicem SPA ...........................................          5,041         50,553
   ENI SPA ....................................................          4,793         87,981
   Finmeccanica SPA ...........................................          7,070         73,291
   Intesa Sanpaolo SPA ........................................         48,927        128,859
   Parmalat SPA ...............................................        161,650        375,728
   Saipem SPA .................................................          1,577         48,033
   Telecom Italia SPA .........................................         62,999         69,573
   Telecom Italia SPA - ADR ...................................         15,200        167,352
   UniCredit SPA ..............................................        148,668        328,860
   Unione di Banche Italiane SCPA .............................          8,321         71,645
                                                                                 ------------
  TOTAL ITALY .................................................                     1,627,732
                                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                     SHARES       (NOTE 2)
                                                                  ------------   ------------
JAPAN -- 8.9%
   Aeon Co., Ltd. .............................................         19,200   $    203,162
   Aisin Seiki Co., Ltd. ......................................          1,016         27,353
   Ajinomoto Co., Inc. ........................................          6,000         54,283
   Alfresa Holdings Corp. .....................................            600         28,999
   Amada Co., Ltd. ............................................         62,000        407,542
   Aoyama Trading Co., Ltd. ...................................          2,400         42,886
   Asahi Breweries, Ltd. ......................................          1,800         30,494
   Asahi Glass Co., Ltd. ......................................         14,000        131,458
   Asahi Kasei Corp. ..........................................         82,000        428,397
   Astellas Pharma, Inc. ......................................         12,800        428,873
   Brother Industries, Ltd. ...................................          6,700         69,554
   Canon Marketing Japan, Inc. ................................          1,600         22,519
   Canon, Inc. ................................................          8,883        331,065
   Central Japan Railway Co. ..................................             29        239,449
   Coca-Cola West Co., Ltd. ...................................          7,600        125,579
   COMSYS Holdings Corp. ......................................          3,000         26,850
   Cosmo Oil Co., Ltd. ........................................         23,000         54,919
   Dai Nippon Printing Co., Ltd. ..............................         28,000        323,157
   Daicel Chemical Industries, Ltd. ...........................          4,000         26,986
   Daido Steel Co., Ltd. ......................................         11,725         50,141
   Daikin Industries, Ltd. ....................................          1,202         36,649
   Daito Trust Construction Co., Ltd. .........................          1,900        107,594
   Daiwa House Industry Co., Ltd. .............................         13,000        116,950
   Denso Corp. ................................................          5,268        145,602
   East Japan Railway Co., Ltd. ...............................          5,070        337,589
   Eisai Co., Ltd. ............................................            516         17,121
   Epilda Memory, Inc.* .......................................          8,700        133,662
   Fanuc, Ltd. ................................................          1,133        127,941
   Fuji Electric Holdings Co., Ltd. ...........................         23,000         66,225
   Fuji Heavy Industries, Ltd. ................................         23,000        123,213
   Fuji Media Holdings, Inc. ..................................            134        192,381
   FUJIFILM Holdings Corp. ....................................         26,600        768,726
   Fujikura, Ltd. .............................................          7,000         30,492
   Fujitsu, Ltd. ..............................................          7,000         43,756
   Fukuoka Financial Group, Inc. ..............................         37,000        154,017
   Glory, Ltd. ................................................          1,200         26,187
   Hakuhodo DY Holdings, Inc. .................................            770         38,577
   Hitachi High-Technologies Corp. ............................          1,500         27,556
   Hitachi, Ltd. ..............................................         11,000         39,955
   Hitachi, Ltd. - ADR ........................................          5,119        185,820
   Honda Motor Co., Ltd. ......................................         36,440      1,070,346
   House Foods Corp. ..........................................          1,600         23,476
   Idemitsu Kosan Co., Ltd. ...................................            700         52,706
   INPEX Corp. ................................................              6         33,279
   Isetan Mitsukoshi Holdings, Ltd. ...........................         11,200        109,184
   Itochu Corp. ...............................................          8,090         63,243
   J Front Retailing Co., Ltd. ................................         33,000        158,822
   Japan Tobacco, Inc. ........................................             23         71,555
   JFE Holdings, Inc. .........................................            700         21,656
   JS Group Corp. (Tostem Inax Holding Corp.) .................          6,700        127,888
   JSR Corp. ..................................................          2,700         45,354
   JTEKT Corp. ................................................          2,900         26,820
   JX Holdings, Inc.* .........................................        104,960        518,775
   Kajima Corp. ...............................................         24,000         54,410
   Kamigumi Co., Ltd. .........................................          4,000         30,693
   Kaneka Corp. ...............................................         36,000        208,845
   Kao Corp. ..................................................          3,900         91,763
   Kawasaki Kisen Kaisha, Ltd. ................................         43,000        174,852
   KDDI Corp. .................................................             29        138,234
   Kinden Corp. ...............................................          3,000         25,546
   Kirin Holdings Co., Ltd. ...................................          3,800         47,840
   Komatsu, Ltd. ..............................................          2,511         45,213
   Konica Minolta Holdings, Inc. ..............................         10,500        101,013
   Kubota Corp. ...............................................          6,074         46,589
   Kuraray Co., Ltd. ..........................................          2,500         29,329
   Kyocera Corp. ..............................................            439         35,540
   Kyocera Corp. - ADR ........................................            600         48,420
   Kyowa Hakko Konin Co., Ltd. ................................          2,000         18,968
   Mabuchi Motor Co., Ltd. ....................................            900         41,093
   Makita Corp. ...............................................          2,100         56,196
   Marui Co., Ltd. ............................................         18,900        127,310

   The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                     SHARES       (NOTE 2)
                                                                  ------------   ------------
JAPAN -- (CONTINUED)
   Maruichi Steel Tube, Ltd. ..................................          1,265   $     24,197
   Matsui Securities Co., Ltd. ................................          4,200         25,644
   Mazda Motor Corp. ..........................................         64,000        149,558
   Medipal Holdings Corp. .....................................            950         11,283
   MEIJI Holdings Co., Ltd. ...................................          2,000         81,826
   Minebea Co., Ltd. ..........................................          6,000         33,238
   Mitsubishi Chemical Holdings Corp. .........................         29,000        132,369
   Mitsubishi Corp. ...........................................          4,976        102,946
   Mitsubishi Electric Corp. ..................................          9,335         72,859
   Mitsubishi Gas Chemical Co., Inc. ..........................         14,000         67,883
   Mitsubishi Heavy Industries, Ltd. ..........................        100,000        344,974
   Mitsubishi Logistics Corp. .................................          3,000         33,433
   Mitsubishi Materials Corp. .................................         36,000         95,689
   Mitsubishi Tanabe Pharma Corp. .............................          1,467         22,351
   Mitsubishi UFJ Financial Group, Inc. .......................         95,593        434,060
   Mitsubishi UFJ Lease & Finance Co., Ltd. ...................          1,000         33,732
   Mitsui & Co., Ltd. .........................................          6,000         69,995
   Mitsui Chemicals, Inc. .....................................         30,000         83,842
   Mitsui Sumitomo Insurance Group Holdings, Inc. .............          4,470         95,673
   Mitsumi Electric Co., Ltd. .................................         10,900        184,911
   Mizuho Financial Group, Inc. ...............................         12,100         19,854
   Nagase & Co., Ltd. .........................................          3,000         31,196
   Namco Bandai Holdings, Inc. ................................          3,300         29,018
   NEC Corp. ..................................................         97,000        251,799
   NGK Insulators, Ltd. .......................................          6,000         93,450
   Nidec Corp. ................................................          3,319        277,857
   Nintendo Co., Ltd. .........................................            560        164,421
   Nippon Electric Glass Co., Ltd. ............................          5,000         57,273
   Nippon Express Co., Ltd. ...................................         84,000        378,510
   Nippon Meat Packers, Inc. ..................................          4,000         49,375
   Nippon Paper Group, Inc. ...................................          2,200         60,894
   Nippon Sheet Glass Co., Ltd. ...............................         85,000        207,946
   Nippon Shokubai Co., Ltd. ..................................          4,000         37,943
   Nippon Telegraph & Telephone Corp. .........................          5,226        212,886
   Nippon Television Network Corp. ............................            180         24,704
   Nippon Yusen Kabushiki Kaisha ..............................         26,000         94,751
   Nissan Chemical Industries, Ltd. ...........................          3,000         33,525
   Nissan Motor Co., Ltd. .....................................         65,200        454,345
   Nisshin Seifun Group, Inc. .................................         12,500        141,141
   Nisshin Steel Co., Ltd. ....................................         78,000        124,019
   Nisshinbo Holdings, Inc. ...................................          3,000         28,757
   NKSJ Holdings, Inc. ........................................          4,000         23,933
   Nok Corp. ..................................................          2,200         34,936
   Nomura Holdings, Inc. ......................................          8,000         43,708
   NSK, Ltd. ..................................................          2,000         13,890
   NTN Corp. ..................................................          8,000         32,749
   NTT DoCoMo, Inc. ...........................................             31         46,943
   Ohbayashi Corp. ............................................         15,000         59,467
   OJI Paper Co., Ltd. ........................................         20,000         98,059
   Osaka Gas Co., Ltd. ........................................         43,000        155,099
   Panasonic Corp. ............................................         14,125        176,377
   Resona Holdings, Inc. ......................................          4,300         52,477
   Ricoh Co., Ltd. ............................................         47,276        602,841
   Rohm Co., Ltd. .............................................          2,600        156,128
   Sapporo Hokuyo Holdings, Inc. ..............................         13,000         57,342
   SBI Holdings, Inc. .........................................            139         17,268
   Sekisui Chemical Co., Ltd. .................................         10,000         62,378
   Sekisui House, Ltd. ........................................         18,000        153,945
   Seven & I Holdings Co., Ltd. ...............................          6,500        148,923
   Sharp Corp. ................................................          8,000         84,389
   Shimizu Corp. ..............................................         14,000         47,847
   Shin-Etsu Chemical Co., Ltd. ...............................            333         15,483
   SMC Corp. ..................................................            750        100,329
   Sojitz Corp. ...............................................          6,800         10,627
   Sony Corp. .................................................         42,702      1,138,991
   Sony Corp. - ADR ...........................................          1,500         40,020
   Stanley Electric Co., Ltd. .................................          4,600         76,177

    The accompanying notes are an integral part of the financial statements.

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MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                     SHARES       (NOTE 2)
                                                                  ------------   ------------
JAPAN -- (CONTINUED)
   Sumitomo Bakelite Co., Ltd. ................................          9,000   $     44,047
   Sumitomo Chemical Co., Ltd. ................................         27,000        104,495
   Sumitomo Corp. .............................................         52,700        526,315
   Sumitomo Electric Industries, Ltd. .........................         20,500        238,906
   Sumitomo Forestry Co., Ltd. ................................          6,000         47,905
   Sumitomo Metal Mining Co., Ltd. ............................          9,000        112,275
   Sumitomo Mitsui Financial Group, Inc. ......................          5,001        141,540
   Suzuki Motor Corp. .........................................          6,034        118,420
   Taiheiyo Cement Corp. ......................................         25,000         31,568
   Taisei Corp. ...............................................         25,000         50,001
   Takashimaya Co., Ltd. ......................................          6,000         47,827
   Takeda Pharmaceutical Co., Ltd. ............................          4,089        175,633
   TDK Corp. ..................................................          1,700         93,028
   Teijin, Ltd. ...............................................         36,000        106,883
   The 77 Bank, Ltd. ..........................................         14,000         75,200
   The Bank of Kyoto, Ltd. ....................................          7,000         57,627
   The Bank of Yokohama, Ltd. .................................         74,000        338,511
   The Chiba Bank, Ltd. .......................................          8,000         48,297
   The Daishi Bank, Ltd. ......................................         12,000         39,373
   The Hachijuni Bank, Ltd. ...................................         13,000         72,979
   The Higo Bank, Ltd. ........................................          8,000         44,224
   The Hokkoku Bank, Ltd. .....................................          7,000         26,003
   The Hyakugo Bank, Ltd. .....................................          8,000         34,411
   The Japan Steel Works, Ltd. ................................         11,000         96,689
   The Juroku Bank, Ltd. ......................................         12,000         42,542
   The San-In Godo Bank, Ltd. .................................          5,000         38,448
   The Shiga Bank, Ltd. .......................................          8,000         46,467
   The Shizuoka Bank, Ltd. ....................................          3,000         26,145
   The Sumitomo Trust & Banking Co., Ltd. .....................         13,000         66,185
   Toda Corp. .................................................         11,000         35,384
   Toho Gas Co., Ltd. .........................................          5,000         26,671
   Tokio Marine Holdings, Inc. ................................          7,900        207,690
   Tokuyama Corp. .............................................          3,000         13,205
   Tokyo Broadcasting System Inc. .............................            700          9,506
   Tokyo Electron, Ltd. .......................................          1,000         53,867
   Tokyo Steel Manufacturing Co., Ltd. ........................          4,500         52,021
   Tokyo Tatemono Co., Ltd. ...................................         11,000         33,899
   Tokyu Land Corp. ...........................................         21,000         73,409
   Toppan Printing Co., Ltd. ..................................         28,000        221,412
   Tosoh Corp. ................................................         30,000         77,660
   Toyo Seikan Kaisha, Ltd. ...................................          5,400         78,798
   Toyota Auto Body Co., Ltd. .................................          1,400         17,503
   Toyota Motor Corp. .........................................          3,558        122,248
   Toyota Motor Corp. - ADR ...................................          1,212         83,107
   Toyota Tsusho Corp. ........................................          4,800         68,417
   Unicharm Corp. .............................................          1,100        124,043
   UNY Co., Ltd. ..............................................          3,400         25,836
   West Japan Railway Co. .....................................             20         73,137
   Yamaguchi Financial Group, Inc. ............................          8,000         76,457
   Yamaha Corp. ...............................................          3,100         31,654
                                                                                 ------------
  TOTAL JAPAN .................................................                    22,140,958
                                                                                 ------------

JORDAN -- 0.2%
   Arab Bank PLC ..............................................         15,855        238,287
   Arab Potash Co. ............................................          2,100         96,432
   Capital Bank of Jordan* ....................................         21,204         45,294
   Jordan Petroleum Refinery Co. ..............................          1,380         11,961
   Jordan Steel ...............................................          5,259         17,760
   Jordanian Electric Power Co. ...............................         10,917         60,033
   Middle East Complex*(1) ....................................             60             34
   Taameer Jordan Holdings PSC* ...............................         12,900         10,971
                                                                                 ------------
  TOTAL JORDAN ................................................                       480,772
                                                                                 ------------

KAZAKHSTAN -- 0.1%
   KazMunaiGas Exploration Production GDR .....................          9,000        167,400
                                                                                 ------------
  TOTAL KAZAKHSTAN ............................................                       167,400
                                                                                 ------------

KENYA -- 0.2%
   Athi River Mining, Ltd. ....................................          8,000         13,700
   Bamburi Cement Co., Ltd.(1) ................................         11,700         28,624

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                     SHARES       (NOTE 2)
                                                                  ------------   ------------
KENYA -- (CONTINUED)
   Barclays Bank of Kenya, Ltd. ...............................         48,400   $     36,411
   East African Breweries, Ltd. ...............................         46,280        102,467
   Equity Bank, Ltd. ..........................................        201,000         59,200
   Kenya Airways, Ltd.(1) .....................................         52,000         29,737
   Kenya Commercial Bank, Ltd. ................................        174,500         39,637
   Nation Media Group .........................................         26,620         45,588
   Safaricom, Ltd. ............................................      1,350,100         95,787
   Standard Chartered Bank Kenya, Ltd. ........................          9,200         24,905
                                                                                 ------------
  TOTAL KENYA .................................................                       476,056
                                                                                 ------------

LATVIA -- 0.0%
   Latvian Shipping Co.*(1) ...................................         36,206         23,719
                                                                                 ------------
  TOTAL LATVIA ................................................                        23,719
                                                                                 ------------

LEBANON -- 0.1%
   Solidere - GDR .............................................          8,100        178,767
                                                                                 ------------
  TOTAL LEBANON                                                                       178,767
                                                                                 ------------

LITHUANIA -- 0.1%
   Apranga PVA ................................................         50,000         67,213
   Invalda PVA(1) .............................................         17,284         18,063
   Lietuvos Energija(1) .......................................         17,374         11,334
   Lifosa PVA* ................................................          4,400         73,821
   Panevezio Statybos Trestas .................................         16,900         22,428
   Pieno Zvaigzdes ............................................         10,687         14,667
   Rytu Skirstomieji Tinklai ..................................         26,729         18,683
   Sanitas*(1) ................................................          9,500         45,205
   Siauliu Bankas .............................................         30,912         10,911
   Ukio Bankas ................................................        144,062         42,144
                                                                                 ------------
  TOTAL LITHUANIA .............................................                       324,469
                                                                                 ------------

LUXEMBOURG -- 0.5%
   ArcelorMittal (New York Exchange) ..........................         27,100        725,196
   Evraz Group SA GDR - Registered Shares .....................          7,816        184,692
   L'Occitane International SA* ...............................          5,789         12,624
   SES SA .....................................................          4,049         84,205
   Ternium SA - ADR ...........................................          3,465        114,068
                                                                                 ------------
  TOTAL LUXEMBOURG ............................................                     1,120,785
                                                                                 ------------

MALAYSIA -- 1.1%
   Alliance Financial Group Bhd ...............................         28,800         26,114
   Batu Kawan Bhd .............................................         12,600         41,949
   British American Tobacco Bhd ...............................          4,100         55,439
   Bursa Malaysia Bhd .........................................         14,500         31,414
   Digi.com Bhd ...............................................          5,000         35,441
   Eastern & Oriental Bhd* ....................................         15,700          4,330
   EON Capital Bhd* ...........................................         14,200         30,168
   Genting Bhd ................................................        124,600        272,551
   Hong Leong Bank Bhd ........................................         16,400         43,296
   IJM Corp. Bhd ..............................................         40,860         61,842
   IOI Corp. Bhd ..............................................         32,480         50,059
   KLCC Property Holdings Bhd .................................         24,500         23,177
   KNM Group Bhd* .............................................        108,300         16,932
   Kuala Lumpur Kepong Bhd ....................................         15,400         77,803
   Kulim Malaysia Bhd .........................................         24,400         55,933
   Malayan Banking Bhd ........................................        150,090        348,928
   Malaysian Airline System Bhd* ..............................         64,500         41,013
   Malaysian Resources Corp. Bhd ..............................         83,700         39,959
   MISC Bhd ...................................................         38,400        101,562
   MMC Corp. Bhd ..............................................         48,400         35,409
   Muhibbah Engineering M Bhd .................................         68,300         19,467
   Multi-Purpose Holdings Bhd .................................         36,500         22,856
   Petronas Dagangan Bhd ......................................         17,900         51,747
   PPB Group Bhd ..............................................         14,100         69,301
   Public Bank Bhd ............................................         28,700        105,274
   Ranhill Bhd ................................................         52,000         11,477
   RHB Capital Bhd ............................................         21,200         38,344
   SapuraCrest Petroleum Bhd ..................................         72,200         48,974
   Scomi Group Bhd ............................................         69,500          8,389
   Shell Refining Co. Federation of Malaya Bhd ................          9,800         32,039
   Sime Darby Bhd .............................................         97,446        239,696
   SP Setia Bhd ...............................................         19,800         25,496
   TAAnn Holdings Bhd .........................................         11,000         17,235
   Tanjong PLC ................................................          7,700         41,361
   Telekom Malaysia Bhd .......................................        176,100        181,603
   Tenaga Nasional Bhd ........................................        110,800        287,032
   UMW Holdings Bhd ...........................................         15,400         30,058

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                     SHARES       (NOTE 2)
                                                                  ------------   ------------
MALAYSIA -- (CONTINUED)
   Wah Seong Corp. Bhd ........................................         35,921   $     23,886
   WCT Engineering Bhd ........................................         35,466         29,798
   YTL Corp. Bhd ..............................................         19,158         43,695
   YTL Power International Bhd ................................         69,316         47,215
                                                                                 ------------
  TOTAL MALAYSIA ..............................................                     2,768,262
                                                                                 ------------

MAURITIUS -- 0.2%
   Mauritius Commercial Bank ..................................         38,600        171,819
   Mauritius Development Investment Trust Co., Ltd.(1) ........        221,000         32,113
   Naiade Resorts, Ltd. .......................................          7,000          5,723
   New Mauritius Hotels, Ltd. .................................         18,900         61,647
   Rogers & Co., Ltd. .........................................          7,100         56,088
   State Bank of Mauritius, Ltd.(1) ...........................         55,800        137,947
   Sun Resorts, Ltd. - Class A(1) .............................         24,969         47,746
                                                                                 ------------
  TOTAL MAURITIUS .............................................                       513,083
                                                                                 ------------

MEXICO -- 2.4%
   Alfa SAB de CV - Class A ...................................         28,300        212,233
   America Movil SAB de CV - Series L .........................        405,112        958,508
   America Movil SAB de CV - Series L ADR .....................         12,517        594,557
   Banco Compartamos SA de CV .................................         27,000        140,333
   Carso Infraestructura y Construccion SAB de CV* ............         41,900         21,868
   Cemex SAB de CV* ...........................................        363,172        352,135
   Cemex SAB de CV - ADR* .....................................         11,638        112,539
   Coca-Cola Femsa SAB de CV - Series L .......................          6,400         40,148
   Corp GEO SAB de CV - Series B* .............................          9,600         25,616
   Corp Interamericana de Entretenimiento
     SAB de CV - Series B*(1) .................................         18,679          9,388
   Corp Moctezuma, SAB de CV ..................................         20,900         48,383
   Desarrolladora Homex SAB de CV* ............................          9,200         38,662
   Empresas ICA SAB de CV* ....................................         20,800         49,037
   Fomento Economico Mexicano SA de CV, ADR ...................          9,729        419,806
   Fomento Economico Mexicano SAB de CV .......................         45,500        196,663
   Grupo Aeroportuario del Centro Norte SAB de CV .............         17,800         27,870
   Grupo Aeroportuario del Pacifico SAB de CV - Class B .......         14,700         42,885
   Grupo Bimbo SAB de CV - Series A ...........................          9,900         71,190
   Grupo Carso SAB de CV - Series A1 ..........................         24,800         79,272
   Grupo Comercial Chedraui SA de CV* .........................         30,819         80,544
   Grupo Financiero Banorte SAB de CV - Series O ..............        140,171        531,072
   Grupo Financiero Inbursa SAB de CV - Series O ..............         75,000        246,462
   Grupo Mexico SAB de CV - Series B ..........................        207,973        493,679
   Grupo Modelo SAB de CV - Series C ..........................         11,700         57,898
   Grupo Televisa SAB .........................................         34,200        119,526
   Impulsora Del Desarrollo Y El Empleo en America
     Latina SAB de CV* ........................................         56,900         66,038
   Industrias CH SAB de CV - Series B* ........................          7,500         25,249
   Kimberly-Clark de Mexico SAB de CV - Series A ..............         14,000         81,306
   Mexichem SAB de CV .........................................         25,592         66,290
   Organizacion Soriana SAB de CV - Series B ..................         10,800         27,666
   Promotora Y Operadora de Infraestructura SAB de CV* ........         13,900         31,168
   Telefonos de Mexico SAB de CV                                       111,500         79,230

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    VALUE
                                                                     SHARES       (NOTE 2)
                                                                  ------------   ------------
MEXICO -- (CONTINUED)
   TV Azteca SAB de CV ........................................         38,700   $     20,468
   Urbi Desarrollos Urbanos SAB de CV* ........................         22,900         42,496
   Wal-Mart de Mexico SAB de CV - Series V ....................        222,400        492,673
                                                                                 ------------
  TOTAL MEXICO ................................................                     5,902,858
                                                                                 ------------

MOROCCO -- 0.4%
   Attijariwafa Bank ..........................................          3,009        102,121
   Banque Centrale Populaire ..................................            590         19,679
   Banque Marocaine du Commerce et de l'Industrie(1) ..........            320         35,543
   Banque Marocaine du Commerce Exterieur .....................          3,770         90,958
   Brasseries Maroc ...........................................            171         50,382
   Ciments du Maroc ...........................................            250         63,652
   Compagnie Generale Immobiliere .............................            140         27,318
   Credit Immobilier et Hotelier ..............................            800         29,788
   Douja Promotion Groupe Addoha SA ...........................          5,300         70,712
   Lafarge Ciments ............................................            165         35,425
   Maroc Telecom ..............................................         10,730        176,358
   ONA SA .....................................................            594        104,895
   SAMIR ......................................................            440         33,830
   Societe Nationale d'Investissement .........................            220         44,028
   Sonasid ....................................................            210         55,336
                                                                                 ------------
  TOTAL MOROCCO ...............................................                       940,025
                                                                                 ------------

NETHERLANDS -- 3.4%
   Aegon NV ...................................................         28,786        152,906
   Akzo Nobel NV ..............................................          4,959        257,744
   Amrest Holdings NV* ........................................          1,200         23,907
   ASML Holding NV ............................................            600         16,512
   European Aeronautic Defence and Space Co. NV ...............         15,238        310,975
   Heineken Holding NV ........................................          2,275         83,111
   Heineken NV ................................................          2,997        127,035
   ING Groep NV - CVA .........................................         62,984        466,115
   Koninklijke DSM NV .........................................         11,307        449,477
   Koninklijke KPN NV .........................................         12,625        160,925
   Koninklijke Philips Electronics NV .........................         17,104        510,762
   Koninklijke Philips Electronics NV - NY Regs ...............          7,501        223,830
   New World Resources NV - Class A* ..........................         11,270        115,686
   Randstad Holdings NV .......................................          1,521         59,768
   Royal Dutch Shell PLC  - ADR ...............................         42,599      2,056,680
   Royal Dutch Shell PLC - Class A ............................         29,213        734,348
   Royal Dutch Shell PLC - Class A (London Exchange) ..........         11,753        296,599
   Royal Dutch Shell PLC - Class B ............................         21,049        508,769
   STMicroelectronics NV ......................................         47,041        373,622
   TNT NV .....................................................         10,498        264,415
   Unilever NV ................................................         42,185      1,152,042
   X5 Retail Group NV - GDR* ..................................          2,700         90,609
                                                                                 ------------
  TOTAL NETHERLANDS ...........................................                     8,435,837
                                                                                 ------------

NEW ZEALAND -- 0.0%
   Contact Energy, Ltd.* ......................................          4,550         17,699
   Fletcher Building, Ltd. ....................................          9,541         51,058
                                                                                 ------------
  TOTAL NEW ZEALAND ...........................................                        68,757
                                                                                 ------------

NIGERIA -- 0.2%
   Access Bank PLC ............................................        299,750         16,212
   African Petroleum PLC ......................................         61,333         14,977
   Ecobank Transnational, Inc. ................................        262,889         29,220
   First Bank of Nigeria PLC ..................................        645,153         56,720
   Guaranty Trust Bank PLC ....................................        651,856         72,453
   Guinness Nigeria PLC .......................................         45,800         48,596
   Nestle Foods Nigeria PLC ...................................         14,781         35,522
   Nigerian Breweries PLC .....................................        112,400         47,271
   Oando PLC ..................................................         84,480         42,296
   Oceanic Bank International PLC* ............................        399,300          4,398
   UAC of Nigeria PLC .........................................        124,250         34,422

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                     VALUE
                                                                         SHARES     (NOTE 2)
                                                                         -------   ----------
NIGERIA -- (CONTINUED)
     United Bank For Africa PLC ......................................   636,874   $   45,831
     Zenith Bank, Ltd. ...............................................   501,375       46,188
                                                                                   ----------
   TOTAL NIGERIA .....................................................                494,106
                                                                                   ----------

NORWAY -- 0.4%
     DnB NOR ASA .....................................................    16,416      157,892
     Marine Harvest ..................................................    92,835       61,304
     Norsk Hydro ASA .................................................    38,584      174,240
     Orkla ASA .......................................................    22,088      141,256
     StatoilHydro ASA ................................................    10,468      201,664
     Storebrand ASA ..................................................    10,100       51,928
     Telenor ASA .....................................................    12,113      152,591
                                                                                   ----------
   TOTAL NORWAY ......................................................                940,875
                                                                                   ----------

OMAN -- 0.2%
     Bank Dhofar SAOG ................................................    29,887       47,209
     Bank Muscat SAOG ................................................    42,125       86,195
     Dhofar International Development & Investment Holding Co. SAOG ..     8,500        9,230
     Galfar Engineering & Contracting SAOG ...........................    34,540       37,734
     National Bank of Oman, Ltd. .....................................    48,170       40,168
     Oman Flour Mills ................................................    16,000       27,862
     Oman International Bank .........................................    33,400       23,699
     Oman Oil Marketing Co. ..........................................    13,300       33,531
     Oman Telecommunications Co. .....................................    35,200      105,438
     Renaissance Services Co. SAOG ...................................    35,992       68,124
                                                                                   ----------
   TOTAL OMAN ........................................................                479,190
                                                                                   ----------

PAKISTAN -- 0.2%
     Engro Chemical Pakistan, Ltd. ...................................    12,790       25,849
     Fauji Fertilizer Co., Ltd........................................    31,350       37,682
     HUB Power Co. ...................................................   151,500       56,354
     Lucky Cement, Ltd. ..............................................    15,000       10,841
     MCB Bank Ltd. ...................................................    37,000       83,518
     National Bank of Pakistan .......................................    64,350       48,055
     Nishat Mills, Ltd. ..............................................    17,650        8,826
     Oil & Gas Development Co., Ltd. .................................    44,900       74,386
     Pakistan Petroleum, Ltd. ........................................    11,420       24,473
     Pakistan State Oil Co., Ltd. ....................................    11,700       35,405
     Pakistan Telecommunication Co., Ltd. ............................   135,000       28,097
     United Bank, Ltd. ...............................................    53,000       33,360
                                                                                   ----------
   TOTAL PAKISTAN ....................................................                466,846
                                                                                   ----------

PERU -- 0.4%
     Banco Continental ...............................................    31,394       74,110
     Cia de Minas Buenaventura SA - ADR ..............................     6,700      257,548
     Cia Minera Milpo SA .............................................    31,528       71,971
     Credicorp, Ltd. .................................................     1,200      110,040
     Ferreyros SA(1) .................................................    70,093       67,476
     Minsur SA .......................................................    13,953       31,308
     Sociedad Minera Cerro Verde SA ..................................     1,400       32,200
     Sociedad Minera el Brocal SA ....................................     5,700       87,754
     Southern Copper Corp. ...........................................     5,600      148,624
                                                                                   ----------
   TOTAL PERU ........................................................                881,031
                                                                                   ----------

PHILIPPINES -- 0.4%
     Aboitiz Equity Ventures, Inc.(1) ................................   450,300      187,342
     Ayala Land, Inc. ................................................   285,100       80,384
     Banco De Oro Unibank, Inc. ......................................    52,400       52,900
     Bank of the Philippine Islands ..................................    55,580       53,970
     Energy Development Corp. ........................................   411,750       39,123
     Jollibee Foods Corp. ............................................    47,600       71,498
     Manila Electric Co. .............................................    33,410      131,599
     Metropolitan Bank & Trust .......................................   105,000      139,007
     Philex Mining Corp. .............................................   338,750       91,313
     Philippine Long Distance Telephone Co. ..........................     3,950      201,982
     SM Prime Holdings, Inc. .........................................   287,400       66,580
                                                                                   ----------
   TOTAL PHILIPPINES .................................................              1,115,698
                                                                                   ----------

POLAND -- 1.1%
     Agora SA ........................................................     3,900       26,298
     Asseco Poland SA ................................................     6,573      103,900

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                         VALUE
                                                                           SHARES       (NOTE 2)
                                                                         ---------   -------------
POLAND -- (CONTINUED)
     Bank Millennium SA ..............................................      31,428   $      39,252
     Bank Pekao SA ...................................................       8,322         379,519
     Bank Zachodni WBK SA ............................................       1,260          71,325
     BRE Bank SA* ....................................................         270          17,590
     BRE Bank SA* ....................................................         650          43,077
     Budimex SA ......................................................         950          24,400
     Cersanit-Krasnystaw SA* .........................................       9,300          37,194
     ComArch SA* .....................................................         400           9,296
     Cyfrowy Polsat SA ...............................................      13,930          57,921
     Eurocash SA .....................................................       6,300          40,094
     Galp Energia SGPS SA - B Shares .................................       4,230          63,184
     Getin Holding SA* ...............................................      18,000          49,933
     Globe Trade Centre SA* ..........................................       3,600          24,496
     Grupa Kety SA ...................................................         450          13,431
     Grupa Lotos SA* .................................................       2,600          21,904
     ING Bank Slaski SA ..............................................         200          44,277
     KGHM Polaksa Miedz SA ...........................................      10,132         261,726
     LPP SA ..........................................................          90          45,486
     Mostostal-Warszawa SA ...........................................       2,300          45,831
     Multimedia Polska SA* ...........................................      19,300          51,631
     Netia SA* .......................................................      21,500          29,863
     Orbis SA ........................................................       2,900          30,251
     PBG SA ..........................................................       1,090          66,780
     Polimex Mostostal SA ............................................      24,500          31,390
     Polish Energy Partners SA* ......................................       4,100          42,894
     Polski Koncern Naftowy Orlen ....................................      11,250         116,529
     Polskie Gornictwo Naftowe I Gazownictwo SA ......................      50,940          49,156
     Powszechna Kasa Oszczednosci Bank Polski SA .....................      52,800         563,187
     Powszechny Zaklad  Ubezpieczen SA ...............................         553          57,055
     Telekomunikacja Polska SA .......................................      46,720         195,984
     TVN SA ..........................................................      16,250          75,748
     Zaklad Przetworstwa Hutniczego Stalprodukt SA ...................         250          28,854
                                                                                     -------------
   TOTAL POLAND ......................................................                   2,759,456
                                                                                     -------------

PORTUGAL -- 0.0%
     Banco Comercial Portugues SA - Class R ..........................      60,231          45,227
     EDP - Energias de Portugal SA ...................................      22,508          66,985
                                                                                     -------------
   TOTAL PORTUGAL ....................................................                     112,212
                                                                                     -------------

QATAR -- 0.4%
     Barwa Real Estate Co. ...........................................       3,607          28,283
     Commercial Bank of Qatar ........................................       3,008          54,432
     Doha Bank QSC ...................................................       2,658          32,812
     Gulf International Services OSC .................................       5,000          38,867
     Industries Qatar ................................................       8,430         221,871
     Masraf Al Rayan* ................................................      11,400          44,289
     Qatar Electricity & Water Co. ...................................       2,230          63,200
     Qatar Fuel Co. ..................................................         990          43,592
     Qatar Gas Transport Co. Nakilat .................................      14,400          72,780
     Qatar Insurance Co. .............................................       1,715          30,985
     Qatar International Islamic Bank ................................       1,680          19,878
     Qatar Islamic Bank ..............................................       1,720          33,262
     Qatar National Bank .............................................       3,531         129,885
     Qatar Navigation ................................................       2,703          59,257
     Qatar Telecom Q-Tel QSC .........................................       2,023          90,281
                                                                                     -------------
   TOTAL QATAR .......................................................                     963,674
                                                                                     -------------

ROMANIA -- 0.2%
     Antibiotice .....................................................     128,000          17,502
     Banca Transilvania* .............................................     199,681          76,870
     Biofarm Bucuresti* ..............................................     481,487          23,158
     BRD-Groupe Societe Generale .....................................      58,600         175,019
     SNP Petrom SA* ..................................................   1,768,000         149,277
     Transelectrica SA ...............................................       6,650          29,784
                                                                                     -------------
   TOTAL ROMANIA .....................................................                     471,610
                                                                                     -------------

RUSSIA -- 2.8%
     AvtoVAZ .........................................................      92,900          39,661
     CTC Media, Inc. .................................................       4,769          68,864
     Evraz Group SA - GDR ............................................       1,400          32,652
     Fifth Power Generation Co., OGK-5(1) ............................     321,200          23,769

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                        VALUE
                                                                           SHARES      (NOTE 2)
                                                                         ---------   -----------
RUSSIA -- (CONTINUED)
     Gazprom Neft JSC - ADR ..........................................      1,650    $    30,938
     Gazprom OAO - ADR  (London Exchange) ............................     36,900        694,764
     Gazprom OAO - ADR (New York Exchange) ...........................     14,156        266,274
     Holding MRSK OAO* ...............................................    236,014         24,309
     Irkutsk Elek Net ................................................     82,604             --
     Irkutskenergo OJSC ..............................................     79,800         43,970
     JSC Gazprom Neft ................................................      8,500         34,893
     KAMAZ* ..........................................................     31,400         66,977
     LUKOIL - ADR (London Exchange) ..................................      5,000        256,271
     LUKOIL - ADR (New York Exchange) ................................      4,296        221,244
     Magnit OAO ......................................................      1,600        127,872
     Magnit OAO RegS - GDR ...........................................      5,937         83,118
     Mechel ADR ......................................................     10,782        195,586
     Mining & Metallurgical Co., Norilsk Nickel - ADR ................     25,270        365,152
     MMC Norilsk Nickel JSC - ADR ....................................      9,500        136,164
     Mobile Telesystems OJSC .........................................     25,700        192,750
     Mobile Telesystems OJSC - ADR ...................................      7,162        137,224
     NovaTek OAO - GDR ...............................................        690         49,887
     Novolipetsk Steel - GDR(1) ......................................      2,800         71,729
     Novorossiysk Sea Trade Port - GDR ...............................        300          3,150
     OGK-3 OJSC ......................................................     67,873          3,563
     OGK-4 OJSC ......................................................    243,929         19,270
     Pharmstandard* ..................................................      3,615         65,974
     Polyus Gold Co. - ADR ...........................................      2,400         65,664
     Rosneft Oil Co. - GDR ...........................................     79,065        482,191
     Rostelecom - ADR ................................................      1,866         40,306
     RusHydro* .......................................................     17,969         86,251
     Sberbank of Russian Federation ..................................    777,482      1,867,939
     Severstal(1) ....................................................      4,300         41,944
     Severstal RegS - GDR ............................................      2,200         21,560
     Sistema JSFC - GDR ..............................................      3,500         81,524
     Surgutneftegaz - ADR ............................................     33,500        247,539
     Tatneft - ADR ...................................................      4,458        117,691
     Tatneft - GDR                                                          4,000        111,640
     TGK-2* ..........................................................    665,824            186
     TMK OAO - GDR ...................................................      1,300         19,211
     Uralkali - GDR* .................................................        808         14,560
     VTB Bank OJSC ...................................................     20,148         96,710
     Wimm-Bill-Dann Foods OJSC - ADR .................................      7,200        128,160
     X5 Retail Group NV - GDR* .......................................      7,634        258,793
                                                                                     -----------
   TOTAL RUSSIA ......................................................                 6,937,894
                                                                                     -----------

SINGAPORE -- 0.6%
     CapitaLand, Ltd. ................................................     65,000        165,746
     City Developments, Ltd. .........................................      4,000         31,486
     ComfortDelgro Corp., Ltd. .......................................     47,000         48,743
     Cosco Corp. Singapore, Ltd. .....................................     10,000         10,519
     DBS Group Holdings, Ltd. ........................................      8,000         77,639
     Fraser & Neave, Ltd. ............................................     60,000        219,404
     Golden Agri-Resources, Ltd. .....................................    312,040        116,981
     Jardine Cycle & Carriage, Ltd. ..................................      4,335         92,251
     K-Green Trust* ..................................................      1,600          1,201
     Keppel Corp., Ltd. ..............................................      8,000         48,300
     Neptune Orient Lines, Ltd. ......................................     46,500         65,679
     Olam International, Ltd. ........................................     13,000         23,861
     Oversea-Chinese Banking Corp., Ltd. .............................      4,029         25,371
     SembCorp Industries, Ltd. .......................................     37,000        106,998
     Singapore Airlines, Ltd. ........................................     19,000        197,014
     Singapore Airport Terminal Services, Ltd. .......................      6,440         12,275
     Singapore Exchange, Ltd. ........................................      3,000         15,733
     Singapore Press Holdings, Ltd. ..................................      2,000          5,384
     Singapore Telecommunications, Ltd. ..............................     10,000         21,619
     United Overseas Land Group, Ltd. ................................     31,000         83,495
     Venture Corp., Ltd. .............................................     13,000         82,502
                                                                                     -----------
   TOTAL SINGAPORE ...................................................                 1,452,201
                                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                      VALUE
                                                                          SHARES     (NOTE 2)
                                                                         -------   -----------
SLOVENIA -- 0.2%
     Gorenje Velenje* ................................................     2,600   $    40,326
     Krka dd Novo mesto ..............................................     2,670       213,496
     Luka Koper*(1) ..................................................     1,120        24,735
     Mercator Poslovni Sistem ........................................       300        58,106
     Nova Kreditna Banka Maribor .....................................     4,800        65,273
     Petrol ..........................................................       110        35,952
     Sava DD .........................................................       100        22,757
     Telekom Slovenije DD ............................................       400        48,165
                                                                                   -----------
   TOTAL SLOVENIA ....................................................                 508,810
                                                                                   -----------

SOUTH AFRICA -- 2.6%
     ABSA Group, Ltd. ................................................     4,900        77,176
     Adcorp Holdings, Ltd. ...........................................    10,600        36,776
     Aeci, Ltd. ......................................................     3,000        26,580
     African Bank Investments, Ltd. ..................................    11,480        45,055
     African Rainbow Minerals, Ltd. ..................................     2,100        43,941
     Allied Electronics Corp., Ltd. ..................................     4,900        15,208
     Anglo Platinum, Ltd. ............................................       900        84,908
     AngloGold Ashanti, Ltd. .........................................     4,455       192,273
     ArcelorMittal South Africa, Ltd. ................................     2,610        25,705
     Aspen Pharmacare Holdings, Ltd. .................................    21,216       209,506
     Aveng, Ltd. .....................................................    19,000        84,844
     AVI, Ltd. .......................................................    12,300        35,287
     Barloworld, Ltd. ................................................     7,400        39,027
     Bidvest Group, Ltd. .............................................     7,925       125,423
     Discovery Holdings, Ltd. ........................................     7,999        36,456
     Eqstra Holdings, Ltd.* ..........................................     9,300         5,908
     Exxaro Resources, Ltd. ..........................................    14,125       202,229
     FirstRand, Ltd. .................................................   110,969       259,742
     Foschini, Ltd. ..................................................     5,700        47,988
     Fountainhead Property Trust .....................................    18,100        14,699
     Gold Fields, Ltd. ...............................................    10,200       136,792
     Grindrod, Ltd. ..................................................    12,600        23,474
     Group Five, Ltd. ................................................     4,500        20,166
     Harmony Gold Mining Co., Ltd. ...................................     4,800        51,136
     Impala Platinum Holdings, Ltd. ..................................    22,696       528,228
     Imperial Holdings, Ltd. .........................................    10,166       113,058
     Investec, Ltd. ..................................................     7,000        48,814
     JSE, Ltd. .......................................................     2,600        22,209
     Kumba Iron Ore, Ltd. ............................................     1,400        57,870
     Liberty Holdings, Ltd. ..........................................     2,800        26,722
     Massmart Holdings, Ltd. .........................................    17,678       270,942
     Mondi, Ltd. .....................................................     6,100        35,751
     MTN Group, Ltd. .................................................    50,200       657,879
     Murray & Roberts Holdings, Ltd. .................................    11,000        55,360
     Nampak, Ltd. ....................................................    11,100        27,685
     Naspers, Ltd. ...................................................     5,101       171,779
     Nedbank Group, Ltd. .............................................     2,800        43,601
     Netcare, Ltd. ...................................................    31,200        52,286
     New Clicks Holdings, Ltd. .......................................    18,984        83,514
     Pick'n Pay Stores, Ltd. .........................................    11,500        64,760
     Pretoria Portland Cement Co., Ltd. ..............................     4,421        18,268
     Raubex Group, Ltd. ..............................................    10,200        25,188
     Remgro, Ltd. ....................................................     7,500        92,268
     Reunert, Ltd. ...................................................     6,700        50,099
     RMB Holdings, Ltd. ..............................................     8,000        32,372
     SA Corporate Real Estate Fund ...................................    99,600        37,634
     Sanlam, Ltd. ....................................................    97,492       289,073
     Sappi, Ltd. .....................................................    13,300        51,549
     Sasol, Ltd. .....................................................     4,900       174,076
     Shoprite Holdings, Ltd. .........................................    31,609       339,826
     Standard Bank Group, Ltd. .......................................    38,088       505,088
     Steinhoff International Holdings, Ltd.* .........................    29,000        66,955
     Telkom SA, Ltd. .................................................    27,404       134,407
     The Spar Group, Ltd. ............................................     4,200        43,582
     Tiger Brands, Ltd. ..............................................     8,358       184,820
     Truworths International, Ltd. ...................................     4,400        30,626
     Vodacom Group Pty, Ltd. .........................................    18,207       138,462
     Wilson Bayly Holmes-Ovcon, Ltd. .................................     2,800        39,858
     Woolworths Holdings, Ltd. .......................................    73,277       227,610
                                                                                   -----------
   TOTAL SOUTH AFRICA ................................................               6,582,518
                                                                                   -----------

SOUTH KOREA -- 3.5%
     Amorepacific Corp. ..............................................        70        59,555
     Busan Bank ......................................................     3,215        28,967
     Cheil Industries, Inc. ..........................................       890        68,200

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                     VALUE
                                                                          SHARES    (NOTE 2)
                                                                         -------   ----------
SOUTH KOREA -- (CONTINUED)
     Daelim Industrial Co., Ltd. .....................................    2,873    $  148,001
     Daewoo Engineering & Construction Co., Ltd. .....................    4,364        36,659
     Daewoo International Corp. ......................................    1,379        34,752
     Doosan Heavy Industries and Construction Co., Ltd. ..............      430        26,312
     Doosan Infracore Co., Ltd.* .....................................    2,200        34,040
     GS Holdings Corp. ...............................................    5,390       167,877
     Hana Financial Group, Inc. ......................................    2,270        60,190
     Hanjin Shipping Co., Ltd.* ......................................    1,497        45,003
     Hankook Tire Co., Ltd. ..........................................    1,060        24,049
     Hanmi Pharm Co., Ltd. ...........................................      330        23,279
     Hanwha Chem Corp. ...............................................    9,070       130,211
     Hynix Semiconductor, Inc.* ......................................    9,990       201,928
     Hyosung Corp. ...................................................      360        22,796
     Hyundai Department Store Co., Ltd. ..............................      430        41,078
     Hyundai Development Co. .........................................      700        15,596
     Hyundai Heavy Industries ........................................      974       185,338
     Hyundai Marine & Fire Insurance Co., Ltd. .......................    5,110       101,263
     Hyundai Merchant Marine Co., Ltd. ...............................    2,080        60,660
     Hyundai Mipo Dockyard Co., Ltd. .................................      370        38,764
     Hyundai Mobis ...................................................    1,580       265,005
     Hyundai Motor Co. ...............................................    4,205       492,022
     Hyundai Securities Co. ..........................................    4,630        43,834
     Hyundai Steel Co. ...............................................      750        54,823
     Industrial Bank of Korea ........................................    8,590       100,540
     KB Financial Group, Inc. ........................................    3,513       134,656
     KCC Corp. .......................................................      120        28,897
     Kia Motors Corp. ................................................    9,410       249,331
     Kolon Industries, Inc.* .........................................    1,027        52,360
     Korea Electric Power Corp. ......................................    5,000       129,025
     Korea Exchange Bank .............................................    2,950        30,065
     Korea Gas Corp. .................................................      400        13,674
     Korea Line Corp. ................................................      330        12,844
     Korea Zinc Co., Ltd. ............................................    1,087       191,934
     Korean Air Lines Co., Ltd. ......................................      800        53,146
     KT Corp. ........................................................    5,991       221,234
     KT&G Corp. ......................................................    1,400        68,825
     LG Chem, Ltd. ...................................................    1,264       317,000
     LG Corp. ........................................................    4,282       229,105
     LG Display Co., Ltd. ............................................    5,510       181,224
     LG Electronics, Inc. ............................................      770        58,554
     LG Telecom, Ltd. ................................................    5,860        36,542
     Lotte Shopping Co., Ltd. ........................................      942       270,492
     Macquarie Korea Infrastructure Fund .............................    5,769        21,533
     Mirae Asset Securities Co., Ltd. ................................      388        16,955
     NHN Corp.* ......................................................      380        56,517
     OCI Co., Ltd. ...................................................      270        54,419
     POSCo. ..........................................................    1,079       408,845
     POSCO - ADR .....................................................    4,125       389,070
     S-Oil Corp. .....................................................      740        32,457
     Samsung C&T Corp. ...............................................    1,000        42,223
     Samsung Card Co. ................................................    1,000        40,386
     Samsung Electro-Mechanics Co., Ltd. .............................    1,981       247,724
     Samsung Electronics Co., Ltd. ...................................    2,429     1,523,503
     Samsung Fire & Marine Insurance Co., Ltd. .......................      430        68,257
     Samsung Heavy Industries Co., Ltd. ..............................    1,680        31,459
     Samsung Securities Co., Ltd. ....................................      540        23,832
     Shinhan Financial Group Co., Ltd. ...............................   11,290       415,575
     Shinsegae Co., Ltd. .............................................      150        64,811
     SK Energy Co., Ltd. .............................................    2,148       191,045
     SK Holdings Co., Ltd. ...........................................      320        22,730
     SK Telecom Co., Ltd. ............................................      600        78,633
     Woongjin Coway Co., Ltd. ........................................    1,510        50,593
     Woori Finance Holdings Co., Ltd. ................................   15,900       187,043
     Woori Investment & Securities Co., Ltd. .........................    1,600        20,513
                                                                                   ----------
   TOTAL SOUTH KOREA .................................................              8,777,773
                                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                      VALUE
                                                                          SHARES    (NOTE 2)
                                                                         -------   -----------
SPAIN -- 0.7%
     Acciona SA ......................................................     1,406   $   107,004
     Amadeus IT Holding SA - Class A* ................................     1,970        31,317
     Banco de Sabadell SA ............................................    40,280       182,401
     Banco Popular Espanol SA ........................................    29,472       149,377
     Banco Santander Central Hispano SA - ADR ........................    55,039       577,909
     Criteria Caixacorp SA ...........................................    29,590       121,007
     Iberdrola Renovables SA .........................................    18,403        57,755
     Iberdrola SA ....................................................    36,397       204,572
     Repsol YPF SA ...................................................     1,772        35,759
     Repsol YPF SA -  ADR ............................................    18,295       367,730
     Sacyr Vallehermoso SA ...........................................     1,408         6,985
                                                                                   -----------
   TOTAL SPAIN .......................................................               1,841,816
                                                                                   -----------

SWEDEN -- 1.2%
     Alfa Laval AB ...................................................     5,729        74,399
     Atlas Copco AB - Class A ........................................     3,700        54,097
     Bankas Snoras AB* ...............................................    30,780         9,975
     Boliden AB ......................................................     2,644        29,223
     Electrolux AB - Series B ........................................     2,214        50,614
     Hennes & Mauritz AB - Class B ...................................     7,220       198,423
     Holmen AB - Class B .............................................     2,300        54,602
     Investor AB - Class B ...........................................    17,745       287,048
     Nordea Bank AB ..................................................    65,405       539,340
     Sandvik AB ......................................................     4,104        50,060
     Skandinaviska Enskilda Banken AB ................................    15,031        79,642
     Skanska AB - Class B ............................................    11,637       168,359
     SKF AB - Class B ................................................     3,084        55,349
     SSAB AB - Class A ...............................................     4,196        56,336
     SSAB AB - Class B ...............................................     1,865        22,386
     Svenska Cellulosa AB - Class B ..................................    24,212       284,766
     Svenska Handelsbanken AB - Class A ..............................     3,234        79,116
     Swedbank AB (ForeningsSparbanken AB) - Class A ..................     6,735        61,805
     Swedish Match AB ................................................     2,659        58,105
     Tele2 AB - Class B ..............................................     4,870        72,760
     Telefonaktiebolaget LM Ericsson - ADR ...........................    34,600       381,292
     Telefonaktiebolaget LM Ericsson - Class B .......................     8,868        98,366
     TeliaSonera AB ..................................................    18,766       120,584
     Volvo AB - Class B ..............................................    11,724       129,653
                                                                                   -----------
   TOTAL SWEDEN ......................................................               3,016,300
                                                                                   -----------

SWITZERLAND -- 4.4%
     ABB, Ltd. .......................................................    47,323       823,922
     Adecco SA .......................................................     1,813        86,493
     Baloise Holding AG ..............................................     2,000       139,212
     Banque Cantonale Vaudoise .......................................        90        37,037
     Compagnie Financiere Richemont SA ...............................    16,451       574,342
     Credit Suisse Group  - ADR ......................................     4,872       182,359
     Credit Suisse Group AG ..........................................     3,712       139,561
     Flughafen Zuerich AG ............................................       192        57,002
     Givaudan SA .....................................................       127       107,865
     Holcim, Ltd. ....................................................     7,211       482,718
     Julius Baer Group, Ltd. .........................................     1,732        49,384
     Kuehne & Nagel International AG .................................     1,006       103,557
     Lindt & Spruengli AG ............................................        12       294,068
     Lonza Group AG ..................................................     2,318       154,331
     Nestle SA .......................................................    22,675     1,093,362
     Nobel Biocare Holding AG ........................................     5,695        98,036
     Novartis AG .....................................................    34,907     1,691,702
     Novartis AG - ADR ...............................................     4,100       198,112
     Pargesa Holding SA ..............................................     1,089        71,410
     Roche Holding AG - Genusschein ..................................     9,004     1,239,326
     Schindler Holding AG ............................................       856        71,446
     Schindler Holding AG - Part Cert. ...............................     3,727       314,135
     Sika AG .........................................................        52        92,178
     Swatch Group AG .................................................       624       175,984
     Swiss Life Holding AG ...........................................       677        64,703
     Swiss Reinsurance ...............................................     6,259       257,171
     Swisscom AG .....................................................       144        48,819
     Syngenta AG .....................................................       927       214,152
     UBS AG ..........................................................    53,666       710,957
     Zurich Financial Services AG ....................................     6,359     1,401,610
                                                                                   -----------
   TOTAL SWITZERLAND .................................................              10,974,954
                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

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MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                     VALUE
                                                                          SHARES    (NOTE 2)
                                                                         -------   ----------
TAIWAN -- 3.2%
   Acer, Inc. ........................................................    74,855   $  173,721
   Advanced Semiconductor Engineering, Inc. ..........................    64,961       51,148
   Asia Cement Corp. .................................................    38,213       33,560
   Asustek Computer, Inc. ............................................    16,212      119,419
   AU Optronics Corp. ................................................    54,125       47,924
   Capital Securities Corp.* .........................................    79,200       33,445
   Catcher Technology Co., Ltd. ......................................     9,438       20,358
   Cathay Financial Holding Co., Ltd. ................................    53,000       78,407
   Cathay Real Estate Development Co., Ltd. ..........................    84,000       29,197
   Chang Hwa Commercial Bank .........................................    67,000       30,508
   Chicony Electronics Co., Ltd. .....................................    29,000       64,279
   China Airlines ....................................................    80,004       40,743
   China Development Financial Holding Corp.* ........................   188,979       50,570
   China Steel Corp. .................................................   139,762      128,753
   Chinatrust Financial Holding Co., Ltd. ............................   381,861      208,650
   Chipbond Technology Corp. .........................................    85,000      125,348
   Chunghwa Picture Tubes, Ltd.* .....................................   166,000       10,792
   Chunghwa Telecom Co., Ltd. ........................................    45,780       90,648
   Compal Electronics, Inc. ..........................................    58,580       69,769
   D-Link Corp. ......................................................    36,046       27,254
   Delta Electronics, Inc. ...........................................    22,888       73,062
   E.Sun Financial Holding Co., Ltd. .................................   135,000       54,703
   Epistar Corp. .....................................................    10,099       26,076
   Far Eastern Department Stores Co., Ltd. ...........................    43,260       35,168
   Far EasTone Telecommunications Co., Ltd. ..........................    36,000       44,391
   First Financial Holding Co., Ltd. .................................    76,760       42,283
   Formosa Chemicals & Fibre Corp. ...................................    92,950      212,654
   Formosa Petrochemical Corp. .......................................    33,990       81,989
   Formosa Plastics Corp. ............................................    60,040      126,207
   Fubon Financial Holding Co., Ltd. .................................   175,000      194,387
   HannStar Display Corp.* ...........................................   144,049       27,299
   High Tech Computer Corp. ..........................................    42,770      567,990
   HON HAI Precision Industry Co., Ltd.* .............................   176,707      619,388
   Hotai Motor Co., Ltd. .............................................    20,000       48,208
   Hua Nan Financial Holdings Co., Ltd. ..............................    70,390       40,304
   Huaku Construction Co., Ltd. ......................................    22,000       54,144
   Innolux Display Corp. .............................................    37,389       38,374
   KGI Securities Co., Ltd. ..........................................     7,872       61,465
   Largan Precision Co., Ltd. ........................................     9,000      143,167
   Lien Hwa Industrial Corp. .........................................    72,918       35,504
   Lite-On Technology Corp. ..........................................   129,207      141,591
   MediaTek, Inc. ....................................................     6,070       84,724
   Mega Financial Holding Co., Ltd. ..................................   135,000       72,082
   Motech Industries, Inc. ...........................................    11,513       34,768
   Nan Kang Rubber Tire Co., Ltd. ....................................    21,800       27,186
   Nan Ya Plastics Corp. .............................................    62,730      100,078
   Nanya Technology Corp. ............................................    38,890       30,050
   Novatek Microelectronics Corp., Ltd. ..............................    72,145      193,610
   Pegatron Corp.*(1) ................................................    43,636       40,810
   POU Chen Corp. ....................................................    45,252       35,121
   Powerchip Semiconductor Corp. .....................................   107,000       14,239
   Powertech Technology, Inc. ........................................    60,000      166,591
   President Chain Store Corp. .......................................    37,576      110,889
   Qisda Corp. .......................................................    69,120       34,045
   Quanta Computer, Inc. .............................................    40,571       73,334
   Realtek Semiconductor Corp. .......................................     8,653       18,981
   Shin Kong Financial Holding Co., Ltd. .............................    74,319       25,356
   Siliconware Precision Industries Co. ..............................    36,000       38,792
   Sincere Navigation ................................................    82,000       95,364

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                      VALUE
                                                                          SHARES     (NOTE 2)
                                                                         -------   -----------
TAIWAN -- (CONTINUED)
     Sino-American Silicon Products, Inc. ............................    11,741   $    25,015
     SinoPac Financial Holdings Co., Ltd. ............................   121,000        38,163
     Synnex Technology International Corp. ...........................    21,780        47,137
     Tainan Spinning Co., Ltd. .......................................   108,000        43,920
     Taishin Financial Holding Co., Ltd. .............................    76,450        29,315
     Taiwan Cement Corp. .............................................    56,560        47,689
     Taiwan Cooperative Bank .........................................    80,500        48,492
     Taiwan Fertilizer Co., Ltd. .....................................    16,000        41,861
     Taiwan Kolin Co., Ltd.* .........................................   141,000            --
     Taiwan Mobile Co., Ltd. .........................................   133,527       272,063
     Taiwan Semiconductor Manufacturing Co., Ltd. ....................   434,699       812,471
     Tatung Co., Ltd.* ...............................................   102,000        17,897
     Tripod Technology Corp. .........................................    58,270       215,468
     Tung Ho Steel Enterprise Corp. ..................................    37,476        29,357
     Uni-President Enterprises Corp. .................................   221,399       243,297
     Unimicron Technology Corp. ......................................    37,370        54,396
     United Microelectronics Corp. ...................................   131,000        57,656
     Walsin Lihwa Corp. ..............................................   120,000        44,101
     Winbond Electronics Corp.* ......................................   184,000        45,919
     Wintek Corp. ....................................................    58,000        46,352
     Wistron Corp. ...................................................    27,653        40,521
     WPG Holdings Co., Ltd. ..........................................    71,000       130,877
     Yang Ming Marine Transport Corp. ................................    83,598        42,381
     Yuanta Financial Holding Co., Ltd. ..............................   100,000        53,381
     Yulon Motor Co., Ltd. ...........................................   118,640       116,041
     Zinwell Corp. ...................................................    22,435        33,375
                                                                                   -----------
   TOTAL TAIWAN ......................................................               7,876,012
                                                                                   -----------

THAILAND -- 1.0%
     Advanced Info Service PCL - For Reg .............................    52,200       139,807
     Airports of Thailand PCL ........................................    24,900        26,138
     Bangkok Bank PCL ................................................    44,800       175,173
     Bangkok Dusit Medical Service PCL ...............................    20,600        18,603
     Bangkok Expressway PCL ..........................................    50,500        27,129
     Banpu PCL .......................................................     9,250       172,460
     BEC World PCL ...................................................    76,100        64,611
     Bumrungrad Hospital PCL .........................................    16,000        15,313
     CalComp Electronics Thailand PCL ................................   211,500        23,638
     Central Pattana PCL .............................................    44,600        27,539
     Charoen Pokphand Foods PCL ......................................   140,200        87,868
     CP ALL PCL ......................................................   101,300        89,916
     Electricity Generating PCL ......................................    15,300        38,464
     Glow Energy PCL .................................................    53,700        61,757
     Hana Microelectronics PCL .......................................    55,800        46,514
     IRPC PCL ........................................................   269,900        34,498
     Kasikornbank PCL ................................................       100           278
     Kasikornbank PCL - For Reg ......................................    33,200        96,526
     Khon Kaen Sugar Industry PCL ....................................    39,100        15,106
     Krung Thai Bank PCL .............................................   474,186       184,462
     Minor International PCL .........................................   117,450        36,624
     PTT Aromatics & Refining PCL ....................................    59,778        46,601
     PTT Chemical PCL -Foreign .......................................    14,400        46,681
     PTT Exploration & Production PCL ................................    31,800       139,364
     PTT Exploration & Production PCL - For Reg ......................       300         1,329
     PTT PCL .........................................................    44,800       340,253
     Quality House PCL ...............................................   838,700        52,305
     Ratchaburi Electricity Generating Holding PCL ...................    46,000        51,127
     Siam Cement PCL .................................................    19,597       168,125
     Siam City Bank PCL* .............................................    15,500        15,194
     Siam City Cement PCL ............................................     4,600        30,960
     Siam Commercial Bank PCL ........................................    22,000        54,719
     Siam Makro PCL ..................................................     3,300        11,207

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                      VALUE
                                                                                         SHARES      (NOTE 2)
                                                                                        -------    -----------
THAILAND -- (CONTINUED)
     Thai Airways International PCL.................................................     46,000    $    36,570
     Thai Beverage PCL..............................................................    344,000         68,824
     Thai Oil PCL...................................................................     25,600         34,974
     Thai Union Frozen Products PCL.................................................     16,400         22,532
     TMB Bank PCL*..................................................................    546,200         23,946
     Total Access Communication PCL.................................................     31,000         37,510
                                                                                                   -----------
  TOTAL THAILAND....................................................................                 2,564,645
                                                                                                   -----------

TURKEY -- 1.1%
     Akbank TAS.....................................................................     35,703        171,014
     Akcansa Cimento AS.............................................................      4,900         19,738
     Akenerji Electrik Uretim AS....................................................      5,752         11,230
     Anadolu Efes Biracilik ve Malt Sanayii AS......................................      5,963         69,602
     Anadolu Efes Biracilik ve Malt Sanayii AS - ADR................................          3              7
     Arcelik AS.....................................................................     35,157        147,872
     Aygaz AS.......................................................................     11,368         45,647
     Bim Birlesik Magazalar AS......................................................      2,500         69,289
     Cimsa Cimento Sanayi ve Tica...................................................      4,400         24,153
     Dogan Sirketler Grubu Holding AS...............................................     45,907         29,197
     Dogan Yayin Holding*...........................................................     45,427         38,415
     Dogus Otomotiv Servis ve Ticaret AS*...........................................      6,500         27,662
     Eczacibasi Ilac Sanayi.........................................................     19,500         27,570
     Enka Insaat ve Sanayi AS.......................................................     21,904         74,850
     Eregli Demir ve Celik Fabrikalari TAS..........................................     22,351         56,602
     Ford Otomotiv Sanayi AS........................................................     11,274         72,779
     Haci Omer Sabinci Holding AS...................................................     11,778         47,271
     Ihlas Holding* ................................................................     53,700         20,669
     Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*.............................     68,862         25,005
     KOC Holding AS.................................................................     87,841        297,113
     Petkim Petrokimya Holding AS*..................................................      5,020         33,379
     Petrol Ofisi AS*...............................................................      6,494         26,115
     Sekerbank TAS..................................................................     35,812         33,487
     Tofas Turk Otomobil Fabrikasi AS...............................................     11,700         39,465
     Trakya Cam Sanayi AS* .........................................................     28,975         38,848
     Tupras-Turkiye Petrol Rafine...................................................      6,446        116,926
     Turk Hava Yollari Anonim Ortakligi*............................................     24,000         59,076
     Turk Telekomunikasyon AS.......................................................     14,947         47,716
     Turkcell Iletisim Hizmet AS....................................................     30,808        159,792
     Turkiye Garanti Bankasi AS.....................................................     78,634        327,246
     Turkiye Halk Bankasi AS........................................................     29,512        217,874
     Turkiye Is Bankasi.............................................................     34,242        105,973
     Turkiye Sinai Kalkinma Bankasi AS..............................................     33,775         37,365
     Turkiye Vakiflar Bankasi Tao...................................................     26,700         60,713
     Ulker Biskuvi Sanayi AS........................................................      8,021         21,320
     Yapi ve Kredi Bankasi AS*......................................................     66,714        180,519
     Yazicilar Holding AS...........................................................      2,500         14,670
                                                                                                   -----------
   TOTAL TURKEY.....................................................................                 2,796,169
                                                                                                   -----------

UKRAINE -- 0.1%
     UkrTelecom - GDR*(1) ..........................................................     75,799        264,355
                                                                                                   -----------
   TOTAL UKRAINE....................................................................                   264,355
                                                                                                   -----------

UNITED ARAB EMIRATES -- 0.4%
     Aabar Investments PJSC*........................................................     83,600         30,819
     Abu Dhabi Commercial Bank*.....................................................     60,000         24,620
     Abu Dhabi National Hotels......................................................     50,000         37,797
     Air Arabia.....................................................................    301,400         69,641
     Aldar Properties PJSC..........................................................     61,000         44,961
     Amlak Finance PJSC*(1) ........................................................     50,900         10,269
     Arabtec Holding Co. ...........................................................     69,500         32,042
     Dana Gas PJSC* ................................................................    469,700         83,480
     DP World, Ltd. ................................................................    343,400        151,096
     Dubai Financial Market.........................................................     34,800         13,287
     Dubai Investments PJSC.........................................................    132,732         26,708

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                               VALUE
                                                                                  SHARES      (NOTE 2)
                                                                                ---------   -----------
UNITED ARAB EMIRATES -- (CONTINUED)
     Dubai Islamic Bank PJSC.................................................      65,548   $    34,393
     Emaar Properties PJSC...................................................     197,000       160,656
     Emirates NBD PJSC.......................................................      52,030        34,154
     First Gulf Bank PJSC....................................................       9,400        38,025
     Gulf Cement Co.(1)......................................................      65,000        28,729
     National Bank of Abu Dhabi PJSC.........................................      37,620       111,188
     Tabreed*................................................................     180,472        17,602
     Union National Bank/Abu Dhabi*..........................................      43,560        33,196
     Union Properties PJSC*..................................................      65,340         6,372
                                                                                            -----------
   TOTAL UNITED ARAB EMIRATES................................................                   989,035
                                                                                            -----------

UNITED KINGDOM -- 8.3%
     Amlin PLC...............................................................      16,108        92,709
     Anglo American PLC (London Exchange)*...................................      11,345       395,318
     Antofagasta PLC (Johannesburg Exchange).................................       9,731       113,217
     ARM Holdings PLC........................................................      11,412        47,233
     Associated British Foods PLC............................................      35,621       515,851
     AstraZeneca PLC.........................................................       8,569       403,992
     Aviva PLC...............................................................     114,607       532,600
     BAE Systems PLC.........................................................     112,835       525,158
     Barclays PLC............................................................     126,309       504,162
     Barclays PLC - ADR......................................................       3,077        48,894
     BG Group PLC............................................................       6,063        90,174
     BHP Billiton PLC........................................................      33,700       873,791
     BP PLC..................................................................      10,987        52,596
     BP PLC - ADR............................................................       4,088       118,061
     British Airways PLC.....................................................      20,841        60,549
     Cable & Wireless Worldwide PLC..........................................      29,933        38,730
     Cairn Energy PLC*.......................................................       6,972        42,832
     Carnival PLC - ADR......................................................       6,900       223,629
     Carphone Warehouse Group PLC*...........................................       7,870        22,224
     Compass Group PLC.......................................................      13,400       101,940
     Diageo PLC..............................................................       6,686       105,023
     easyJet PLC*............................................................       7,181        42,386
     Eurasian Natural Resources Corp. .......................................      13,400       170,513
     GlaxoSmithKline PLC.....................................................      75,713     1,285,671
     GlaxoSmithKline PLC - ADR...............................................         183         6,224
     Hammerson PLC...........................................................       4,858        24,765
     HFC Bank Ghana, Ltd. ...................................................     243,750        99,697
     Home Retail Group PLC...................................................      23,316        74,040
     HSBC Holdings PLC.......................................................      24,310       222,089
     Imperial Tobacco Group PLC..............................................      37,239     1,040,482
     International Power PLC.................................................      65,107       290,831
     J Sainsbury PLC.........................................................     177,295       845,921
     Johnson Matthey PLC.....................................................       1,364        30,304
     Kazakhmys PLC...........................................................      28,747       421,975
     Kingfisher PLC..........................................................     102,026       319,603
     Lloyds Banking Group PLC................................................     645,738       509,789
     Lloyds Banking Group PLC - ADR..........................................       7,315        23,115
     Lonmin PLC..............................................................       3,518        73,457
     Man Group PLC...........................................................      23,210        76,939
     Mondi PLC...............................................................       1,785        10,158
     Old Mutual PLC..........................................................     218,726       334,879
     Pearson PLC - ADR.......................................................      21,390       281,278
     Peter Hambro Mining PLC.................................................       2,841        50,128
     Randgold Resources, Ltd. ...............................................         484        46,013
     Reckitt Benckiser Group PLC.............................................       9,038       420,396
     Rexam PLC...............................................................      26,131       117,552
     Rio Tinto PLC...........................................................      32,524     1,428,270
     Rolls-Royce Group PLC*..................................................   1,370,880         2,048
     Rolls-Royce Group PLC++.................................................       8,522        71,131
     Royal Bank of Scotland Group PLC........................................      50,419        30,706
     Royal Bank of Scotland Group PLC - ADR..................................       4,404        53,288
     RSA Insurance Group PLC.................................................      58,455       103,699
     SABMiller PLC...........................................................       9,905       277,741
     Schroders PLC...........................................................         901        16,216
     Scottish & Southern Energy PLC..........................................       9,907       164,991
     Severn Trent PLC........................................................       5,504       101,017
     Shire PLC...............................................................       1,885        38,669
     Smith & Nephew PLC......................................................       2,652        25,055
     Standard Chartered PLC..................................................       9,628       234,446
     Standard Life PLC.......................................................      39,117       101,086
     Talk Talk Telecom Group PLC*............................................      15,741        29,398
     Tesco PLC...............................................................      44,766       252,543

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                         VALUE
                                                                             SHARES     (NOTE 2)
                                                                            -------   ------------
   UNITED KINGDOM -- (CONTINUED)
        The Sage Group PLC...............................................    10,061   $     34,616
        Thomas Cook Group PLC............................................   164,443        435,260
        Tomkins PLC......................................................    40,885        137,320
        Travis Perkins PLC...............................................     3,143         34,190
        TUI Travel PLC...................................................    11,654         36,258
        Unilever PLC.....................................................     7,356        196,640
        Vedanta Resources PLC............................................     2,432         76,412
        Vodafone Group PLC...............................................   149,278        307,586
        Vodafone Group PLC - ADR.........................................   125,358      2,591,150
        Whitbread PLC....................................................     3,927         82,007
        WM Morrison Supermarkets PLC.....................................   157,085        620,727
        Wolseley PLC.....................................................     6,956        138,076
        WPP PLC..........................................................    43,998        414,482
        Xstrata PLC......................................................    77,148      1,010,226
                                                                                      ------------
     TOTAL UNITED KINGDOM................................................               20,772,142
                                                                                      ------------

   UNITED STATES -- 0.5%
        Gerdau Ameristeel Corp. (Toronto Exchange)*......................     6,204         67,486
        SPDR Gold Trust*.................................................     9,084      1,105,341
                                                                                      ------------
     TOTAL UNITED STATES.................................................                1,172,827
                                                                                      ------------

   VIETNAM -- 0.2%
        Dragon Capital - Vietnam Enterprise Investments, Ltd.*(1)........   271,745        521,750
                                                                                      ------------
     TOTAL VIETNAM.......................................................                  521,750
                                                                                      ------------

     TOTAL COMMON STOCK
        (COST $204,050,560)..............................................              205,906,471
                                                                                      ------------

EXCHANGE-TRADED FUNDS -- 2.6%
        iShares MSCI EAFE Index Fund.....................................     2,600        120,926
        iShares MSCI EAFE Small Cap Index Fund...........................    10,000        325,200
        iShares MSCI India Index Fund*...................................    28,100        194,733
        Market Vectors - Gold Miners ETF.................................    14,479        752,329
        SPDR S&P International Small Cap ETF.............................   209,000      4,944,940
                                                                                      ------------

     TOTAL EXCHANGE-TRADED FUNDS
      (COST $6,411,899)..................................................                6,338,128
                                                                                      ------------

MUTUAL FUNDS -- 8.8%
        MFS International New Discovery Fund.............................   613,910     10,860,058
        Vanguard International Explorer Fund.............................   870,320     11,157,508
                                                                                      ------------

     TOTAL MUTUAL FUNDS
        (COST $22,757,981)...............................................               22,017,566
                                                                                      ------------

PREFERRED STOCK -- 2.1%
   BRAZIL -- 1.8%
        AES Tiete SA, 11.34%.............................................     3,080         35,220
        Banco Bradesco SA, 0.59%.........................................    37,020        582,475
        Banco Itau Holding Financeira SA, 0.44%..........................    36,324        654,838
        Bradespar SA, 0.59%..............................................     1,900         34,442
        Braskem SA - Class A, 0.00%*.....................................     3,300         23,255
        Centrais Eletricas Brasileiras SA - Class B, 6.72%...............     1,568         24,975
        Cia Brasileira de Distribuicao Grupo Pao de Acucar - Class B,
         0.00%*++........................................................        78          2,727
        Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.64%........     5,971        208,572
        Cia de Bebidas das Americas, 0.64%...............................     1,907        189,749
        Cia Energetica de Minas Gerais, 2.93%............................     4,208         60,847
        Cia Energetica de Sao Paulo, 0.95%...............................     4,100         55,901
        Cia Paranaense de Energia B, 0.90%...............................     3,489         71,906
        Cia Vale do Rio Doce - Class A, 3.37%............................    61,647      1,304,662
        Confab Industrial SA, 3.74%......................................        --              1

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                         VALUE
                                                                            SHARES      (NOTE 2)
                                                                            ------    -----------
   BRAZIL -- (CONTINUED)
        Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 5.41%....    5,460    $   109,684
        Gerdau SA, 0.74%.................................................    4,600         60,526
        Gol Linhas Aereas Inteligentes SA, 3.03%.........................    1,000         11,889
        Investimentos Itau SA, 0.62%.....................................   20,041        119,580
        Lojas Americanas SA, 0.35%.......................................    5,100         36,392
        Marcopolo SA, 1.47%..............................................    7,900         41,185
        Metalurgica Gerdau SA, 1.49%.....................................    3,600         58,737
        Net Servicos de Comunicacao SA, 0.00%*...........................    3,000         28,205
        Petroleo Brasileiro SA, 1.07%....................................   33,100        494,391
        Suzano Papel e Celulose SA, 0.15%................................   10,300         86,794
        Telecomunicacoes de Sao Paulo SA, 4.46%..........................      900         18,269
        Tim Participacoes SA, 2.84%......................................   10,000         27,036
        Ultrapar Participacoes SA, 2.73%.................................      500         23,850
        Usinas Siderurgicas de Minas Gerais SA - Class A, 1.26%..........    2,150         57,532
        Vivo Participacoes SA, 1.76%.....................................    2,200         57,176
                                                                                      -----------
     TOTAL BRAZIL........................................................               4,480,816
                                                                                      -----------

   CHILE -- 0.1%
        Embotelladora Andina SA - Class B, 2.42%.........................    4,200         15,775
        Sociedad Quimica y Minera de Chile SA B, 3.94%...................    2,000         65,379
                                                                                      -----------
     TOTAL CHILE.........................................................                  81,154
                                                                                      -----------

   CROATIA -- 0.0%
        Adris Grupa DD, 2.22%............................................      579         25,133
                                                                                      -----------
     TOTAL CROATIA.......................................................                  25,133
                                                                                      -----------

   GERMANY -- 0.2%
        Fresenius SE AG, 1.98%...........................................    1,820        120,215
        Henkel AG & KGaA-Vorzug, 2.28%...................................    2,897        141,463
        Porsche Automobil Holding SE AG, 1.44%...........................    4,613        197,219
        Volkswagen AG, 3.74%.............................................    1,052         92,314
                                                                                      -----------
     TOTAL GERMANY.......................................................                 551,211
                                                                                      -----------

   RUSSIA -- 0.0%
        Transneft, 1.54%.................................................       25         22,136
                                                                                      -----------
     TOTAL RUSSIA........................................................                  22,136
                                                                                      -----------

   THAILAND -- 0.0%
        Siam Commercial Bank PCL, 5.25%..................................   16,600         41,897
                                                                                      -----------
     TOTAL THAILAND......................................................                  41,897
                                                                                      -----------

     TOTAL PREFERRED STOCK
      (COST $4,251,784)..................................................               5,202,347
                                                                                      -----------

RIGHTS -- 0.1%
   HONG KONG -- 0.0%
        Bank of Communications Co., Ltd.*................................    7,200          2,885
        Global Bio-Chem Technology Group Co., Ltd.*++....................   52,000          2,070
                                                                                      -----------
     TOTAL HONG KONG.....................................................                   4,955
                                                                                      -----------

   KENYA -- 0.0%
        Kenya Commercial Bank, Ltd.*++...................................   69,800          1,366
                                                                                      -----------
     TOTAL KENYA.........................................................                   1,366
                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                              VALUE
                                                                                  SHARES     (NOTE 2)
                                                                                 -------    ---------
   MOROCCO -- 0.1%
        Douja Promotion Groupe Addoha SA*....................................      6,000    $  80,051
        Lafarge Ciments*.....................................................        110       62,863
                                                                                            ---------
     TOTAL MOROCCO ..........................................................                 142,914
                                                                                            ---------

   NORWAY -- 0.0%
        Norsk Hydro ASA*.....................................................      6,878        3,548
                                                                                            ---------
     TOTAL NORWAY............................................................                   3,548
                                                                                            ---------

   POLAND -- 0.0%
        PKM Duda SA*++.......................................................     19,100        6,475
                                                                                            ---------
     TOTAL POLAND............................................................                   6,475
                                                                                            ---------

   ROMANIA -- 0.0%
        Banca Transilvania*++................................................    159,745        1,879
                                                                                            ---------
     TOTAL ROMANIA...........................................................                   1,879
                                                                                            ---------

     TOTAL RIGHTS
      (COST $179,492)........................................................                 161,137
                                                                                            ---------

CALL WARRANTS* -- 1.5%
        Citigroup Global Markets Holdings, Inc. -
          Gulf Bank Exp. 10/06/10............................................     25,000       34,763
          Kuwait Food Co. Exp. 11/16/10......................................     10,000       48,067
          Kuwait Real Estate Co. Exp. 11/16/10...............................    120,000       23,896
          Mena Holdings Exp. 11/16/10........................................     35,000       23,793
          National Real Estate Bank for Development..........................     40,000       17,029
          Boubyan Bank K.S.C. Exp. 10/06/10..................................     20,000       33,304
          Commercial Bank of Kuwait Exp. 02/25/11............................     10,000       31,926
          Kuwait Finance House Exp. 01/14/11.................................     20,000       67,285
          Mobile Telecommunication Co. Exp. 09/21/10.........................     42,500      163,405
          National Bank of Kuwait Exp. 10/15/10..............................     40,000      156,540
          National Industries Group Holdings Exp. 01/14/11...................     65,000       54,892
          National Investment Co. Exp. 10/06/10..............................     30,000       30,900
          Public Warehousing Co. Exp. 03/17/11...............................     15,000       16,220
          Sultan Center Food Products Exp. 03/12/11..........................     60,000       28,835
          Boubyan Petrochemicals Exp. 10/06/10...............................     25,000       42,059
          Gulf Cable and Electrical Industries Co. ..........................     12,500       72,101
        Henderson Land Development Co., Ltd. - CW11 Exp. 06/01/11............      3,800          644
        Khon Kaen Sugar Industry PCL - CW13 Exp. 05/15/13....................     12,710        1,632
        Kingboard Chemical Holdings, Ltd. - CW Exp. 10/31/12.................      1,300          513
        Mediobanca SPA - CW11 Exp. 03/18/11..................................      2,495          101
        Merrill Lynch Int'l & Co. -
          CW11 Hero Honda Motors, Ltd., Exp. 05/02/11 .......................      1,400       61,740
          CW15 Aditya Birla Nuvo Ltd. Exp. 6/11/15...........................      1,600       26,158
          CW15 Axis Bank, Ltd., Exp. 03/16/15................................      2,760       73,851
          CW15 Jaiprakash Associates, Ltd., Exp. 06/15/15....................     11,900       32,931
          CW10 Bharat Heavy Electricals, Ltd., Exp. 09/01/10.................      1,594       84,404

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                              VALUE
                                                                                  SHARES     (NOTE 2)
                                                                                  ------    ---------
CALL WARRANTS -- (CONTINUED)
     Merrill Lynch Int'l & Co. (Continued)
       CW10 Burgan Bank, Exp. 12/06/10........................................    30,000    $  32,441
       CW10 HDFC Bank, Ltd. - ADR, Exp. 12/30/10..............................     2,551      105,384
       CW10 Hindustan Unilever, Ltd., Exp. 12/30/10...........................    14,000       80,635
       CW10 Infrastructure Development Finance Co., Ltd., Exp. 08/12/10.......    16,800       64,809
       CW10 Nestle India, Ltd., Exp. 09/30/10.................................     1,500       92,984
       CW10 Ranbaxy Laboratories, Ltd., Exp. 11/08/10.........................     2,500       24,789
       CW10 Suzlon Energy, Ltd., Exp. 09/16/10................................    10,500       13,088
       CW10 Tata Power Co., Ltd., Exp. 09/30/10...............................     2,240       63,090
       CW10 Unitech, Ltd., Exp. 07/12/10......................................    10,200       16,326
       CW11 ACC, Ltd., Exp. 07/12/11..........................................     2,900       54,819
       CW11 Adani Enterprises, Ltd., Exp. 09/06/11............................     4,400       51,031
       CW11 Bharti Airtel, Ltd., Exp. 03/17/11 ...............................    34,096      192,894
       CW11 Cairn India, Ltd., Exp. 12/27/11..................................     4,470       29,229
       CW11 Cipla, Ltd./India, Exp. 08/16/11..................................     6,800       49,552
       CW11 Dr. Reddy's Laboratories, Ltd., Exp. 01/03/11.....................     1,700       53,111
       CW11 Grasim Industries, Ltd., Exp. 05/02/11............................       300       11,803
       CW11 Housing Development Finance Corp., Exp. 01/18/11..................     2,760      174,931
       CW11 Indian Oil Corp., Ltd., Exp. 08/25/11.............................     9,200       79,835
       CW11 Mahindra & Mahindra, Ltd., Exp. 05/03/11..........................    11,800      159,361
       CW11 Maruti Suzuki India, Ltd., Exp. 06/13/11..........................     1,400       42,909
       CW11 Reliance Capital, Ltd., Exp. 09/20/11.............................     3,100       50,902
       CW11 Reliance Communications, Ltd., Exp. 01/25/11......................    20,229       86,355
       CW11 Reliance Natural Resources, Ltd., Exp. 01/25/11...................    42,400       60,197
       CW11 Sterlite Industries India, Ltd., Exp. 03/24/11....................    10,000       36,575
       CW11 Tata Steel, Ltd., Exp. 10/18/11...................................     2,050       21,432
       CW11 United Spirits, Ltd., Exp. 10/05/11...............................     2,200       62,054
       CW12 ABB Ltd. India, Exp. 06/27/12.....................................     2,560       47,513
       CW12 Colgate Palmolive India, Ltd., Exp. 10/25/12......................       700       12,615
       CW12 DLF, Ltd., Exp. 06/21/12..........................................     4,300       26,720
       CW12 Essar Oil, Ltd., Exp. 07/20/12....................................     5,730       17,399
       CW12 Kotak Mahindra Bank, Ltd., Exp. 04/20/12..........................     4,200       69,705

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                  VALUE
                                                                                     SHARES      (NOTE 2)
                                                                                     ------    -----------
CALL WARRANTS -- (CONTINUED)
        Merrill Lynch Int'l & Co. (Continued)
          CW12 Mundra Port and Special Economic Zone, Ltd., Exp. 11/23/12........     4,200    $    66,771
          CW12 Power Grid Corp of India, Ltd., Exp. 09/27/12.....................    24,600         55,129
          CW12 Punj Lloyd, Ltd., Exp. 06/25/12...................................     4,400         12,896
          CW13 Indiabulls Securities, Ltd., Exp. 01/08/13........................     4,800          2,821
          CW13 Jindal Steel & Power, Ltd., Exp. 01/30/13.........................     4,700         63,186
          CW13 Piramal Healthcare, Ltd., Exp. 02/05/13...........................     6,060         62,717
          CW14 Larsen & Toubro, Ltd., Exp. 06/10/14..............................     1,900         73,664
          CW14 NTPC, Ltd., Exp. 10/06/14.........................................    22,673         97,423
          CW14 Oil & Natural Gas Corp., Ltd., Exp. 02/18/14......................     4,257        121,004
          CW14 Reliance Industries, Ltd., Exp. 06/23/14..........................         1             12
          CW14 Sesa Goa, Ltd. Exp. 12/04/14......................................     4,700         35,888
          CW14 Steel Authority of India, Ltd., Exp. 03/25/14.....................     9,100         37,750
          CW14 Tata Consultancy Services, Ltd., Exp. 08/06/14....................     5,840         94,434
          CW15 Sun Pharmaceuticals Industries, Ltd., Exp. 02/02/15...............     2,400         92,228
          CW15 Container Corporation of India, Ltd., Exp. 02/02/15...............     1,100         31,832
          Minor International PCL - CW13 Exp. 5/18/13............................    11,745            870
                                                                                               -----------

     TOTAL CALL WARRANTS
        (COST $3,948,921)........................................................                3,860,102
                                                                                               -----------

CERTIFICATES* -- 0.2%
          HSBC Bank PLC -
          Al Rajhi Bank, Exp. 04/30/12...........................................     1,700         34,111
          Alinma Bank, Exp. 06/04/12.............................................    10,150         29,365
          Almari Co., Ltd., Exp. 03/27/12........................................       800         40,690
          Arab National Bank, Exp. 06/04/12......................................     3,000         32,237
          Banque Saudi Fransi, Exp. 04/30/12.....................................     3,300         38,013
          Ethad Etisalat Co., Exp. 04/02/12......................................     4,700         60,030
          National Industrialization Co., Exp. 05/14/12..........................     6,820         43,099
          Riyad Bank, Exp. 06/11/12..............................................     2,500         18,732
          Saudi Arabian Fertilizer Co., Exp. 06/04/12............................     1,100         37,690
          Saudi Basic Industries Corp., Exp 03/26/12.............................     3,800         86,886
          Saudi Ind Investment Group., Exp. 06/11/12.............................     5,750         26,678
          Saudi Telecom Co., Exp. 05/21/12.......................................     3,600         36,189
          Savola, Exp. 04/20/12..................................................     3,300         30,798
                                                                                               -----------

     TOTAL CERTIFICATES
        (COST $521,242)..........................................................                  514,518
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                  PRINCIPAL
                                                                                    AMOUNT/            VALUE
                                                                                    SHARES            (NOTE 2)
                                                                                  ---------        -------------
CORPORATE BONDS -- 0.0%
   OMAN -- 0.0%
        Bank Muscat SAOG Cv., 7.0%, 04/20/14...................................       1,419(OMR)   $          37
                                                                                                   -------------

     TOTAL OMAN (COST $942)....................................................                               37
                                                                                                   -------------

SHORT-TERM INVESTMENTS -- 2.0%
        BlackRock Liquidity Funds TempFund Portfolio - Institutional Series
          (COST $5,036,353) ...................................................   5,036,353            5,036,353
                                                                                                   -------------

     TOTAL INVESTMENTS -- 100.0%
      (COST $247,159,174)+.....................................................                    $ 249,036,659
     OTHER ASSETS IN EXCESS  OF LIABILITIES -- -- % ...........................                           77,318
                                                                                                   -------------
     NET ASSETS -- 100.0%......................................................                    $ 249,113,977
                                                                                                   =============

----------
*     Non-income producing security.

++ As of June 30, 2010, 8 securities representing $86,472 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

+ The cost for Federal income tax purposes is $258,597,710. At June 30, 2010, net unrealized depreciation was $9,561,051. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $29,609,688, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $39,170,739.

(1)   Illiquid security.

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

OMR -- Omani Rial

PLC -- Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

At June 30, 2010, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                                      NET
                                                                                                  VALUE AT         UNREALIZED
                                                          CONTRACT                                JUNE 30,        APPRECIATION
SETTLEMENT DATE               CURRENCY BOUGHT              AMOUNT       COUNTERPARTY                2010         (DEPRECIATION)
---------------         -----------------------------     ---------     ---------------           ---------      --------------
July 2010               295,289 EURO                      $ 361,755     Northern Trust            $ 361,356      $         (399)
September 2010          748,523 Czechoslovakia Koruna        35,620     Credit Suisse                35,587                 (33)
September 2010          10,299,178 Hungarian Forint          43,847     Credit Suisse                43,847                  --
September 2010          66,911,180 Japanese Yen             730,140     Credit Suisse               757,791              27,651
September 2010          35,394,274 Japanese Yen             387,505     Credit Suisse               400,860              13,355
September 2010          58,906 United Kingdom Pound          87,140     Deutsche Bank                88,008                 868
December 2010           241,132 EURO                        296,395     Credit Suisse               295,149              (1,246)
December 2010           562,192 EURO                        682,147     Credit Suisse               688,130               5,983
                                                                                                                 --------------
                                                                                                                 $       46,179
                                                                                                                 ==============

                                                                                                                       NET
                                                                                                   VALUE AT        UNREALIZED
                                                          CONTRACT                                 JUNE 30,       APPRECIATION
SETTLEMENT DATE                  CURRENCY SOLD             AMOUNT          COUNTERPARTY             2010         (DEPRECIATION)
---------------         -------------------------------   ---------     -------------------       ---------      --------------
July 2010               166,373 Australian Dollar         $ 140,851     Northern Trust            $ 140,044      $          807
July 2010               351,309 Hong Kong Dollar             45,125     Northern Trust               45,116                   9
July 2010               6,863,781 Hungarian Forint           28,992     Northern Trust               29,404                (412)
July 2010               638,190 Mexican Peso                 49,426     Northern Trust               49,346                  80
July 2010               569,536 South African Rand           74,062     Northern Trust               74,207                (145)
September 2010          1,378,014 Czechoslovakia Koruna      69,413     Credit Suisse                65,515               3,898
September 2010          1,131,727 Czechoslovakia Koruna      52,631     Credit Suisse                53,806              (1,175)
September 2010          3,318,036 Czechoslovakia Koruna     156,114     Credit Suisse               157,749              (1,635)
September 2010          593,405 EURO                        712,436     JPMorgan Securities         725,964             (13,528)

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                                      NET
                                                                                                   VALUE AT        UNREALIZED
                                                           CONTRACT                                JUNE 30,       APPRECIATION
SETTLEMENT DATE                  CURRENCY SOLD              AMOUNT          COUNTERPARTY            2010         (DEPRECIATION)
-----------------       -------------------------------   ---------     --------------------      ---------      --------------
September 2010          458,897 EURO                      $ 553,269     Credit Suisse             $ 561,412      $       (8,143)
September 2010          209,169 EURO                        255,955     UBS Securities              255,897                  58
September 2010          692,881 EURO                        846,565     JPMorgan Securities         847,667              (1,102)
September 2010          48,479,708 Hungarian Forint         226,255     Credit Suisse               206,025              20,230
September 2010          9,896,984 Japanese Yen              109,347     Credit Suisse               112,089              (2,742)
September 2010          787,021 Polish Zloty                254,856     Credit Suisse               230,801              24,055
September 2010          1,054,088 Swedish Krona             131,848     JPMorgan Securities         135,180              (3,332)
September 2010          423,198 Swedish Krona                53,434     JPMorgan Securities          54,273                (839)
September 2010          67,264 Swiss Franc                   59,003     Credit Suisse                62,499              (3,496)
September 2010          72,898 Swiss Franc                   63,884     Credit Suisse                67,734              (3,850)
September 2010          493,879 United Kingdom Pound        715,450     Deutsche Bank               737,876             (22,426)
September 2010          54,374 United Kingdom Pound          79,068     JPMorgan Securities          81,236              (2,168)
September 2010          79,898 United Kingdom Pound         117,067     JPMorgan Securities         119,370              (2,303)
December 2010           2,210,816 Czechoslovakia Koruna     105,367     Credit Suisse               105,110                 257
December 2010           371,621 EURO                        443,834     JPMorgan Securities         454,868             (11,034)
December 2010           328,503 EURO                        392,933     Credit Suisse               402,092              (9,159)
December 2010           437,113 EURO                        526,690     Credit Suisse               535,031              (8,341)
                                                                                                                 --------------
                                                                                                                 $      (46,436)
                                                                                                                 ==============

At June 30, 2010, the Multi-Manager International Fund had open financial futures contracts as follows:

 NUMBER                                                                               VALUE AT
   OF                                             EXPIRATION           CONTRACT       JUNE 30,        UNREALIZED
CONTRACTS                  CONTRACTS TO BUY         DATE                AMOUNT          2010         APPRECIATION
---------               -------------------    ---------------        ----------     ----------      -------------
   6                    DJ EURO STOXX 50       September 2010         $  200,394     $  188,417      $     (11,977)
   1                    TOPIX INDEX            September 2010             97,069         94,837             (2,232)
   1                    FTSE 100 INDEX         September 2010             78,114         72,919             (5,195)
                                                                                                     -------------
                                                                                                     $     (19,404)
                                                                                                     =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

The following table provides a summary of inputs used to value the Funds' net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                             LEVEL 2 -         LEVEL 3 -
                                            TOTAL           LEVEL 1 -       SIGNIFICANT       SIGNIFICANT
                                           VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                        JUNE 30, 2010         PRICES           INPUTS            INPUTS
                                        -------------      -----------      ------------      ------------
INVESTMENTS IN SECURITIES:
COMMON STOCK
   Argentina                            $     491,114      $   491,114      $         --      $         --
   Australia                                6,188,013           20,120         6,167,893                --
   Austria                                    711,975               --           711,975                --
   Belgium                                    801,693          174,000           627,693                --
   Bermuda                                    118,157          118,157                --                --
   Botswana                                   483,665          389,719            93,946                --
   Brazil                                   4,559,369        4,559,369                --                --
   Bulgaria                                   171,769               --           171,769                --
   Canada                                  11,151,389       11,151,389                --                --
   Cayman Islands                              73,553               --            73,553                --
   Chile                                    2,230,326        2,230,326                --                --
   China                                    6,242,920        1,007,641         5,235,279                --
   Colombia                                 1,003,106        1,002,282               824                --
   Croatia                                    467,353           70,961           396,392                --
   Czech Republic                           1,265,774               --         1,265,774                --
   Denmark                                  1,947,640               --         1,947,640                --
   Egypt                                    1,029,809          114,293           915,516                --
   Estonia                                    563,602               --           563,602                --
   Finland                                  1,165,193               --         1,165,193                --
   France                                   8,240,672           22,923         8,217,749                --
   Germany                                  7,997,954        1,265,089         6,732,865                --
   Ghana                                      360,924          360,924                --                --
   Greece                                     181,913               --           181,913                --
   Hong Kong                                8,263,664               --         8,263,664                --
   Hungary                                  1,125,556               --         1,125,556                --
   India                                    3,975,545        3,535,854           439,691                --
   Indonesia                                3,002,036               --         3,002,036                --
   Ireland                                    490,589          440,200            50,389                --
   Israel                                     697,819          512,338           185,481                --
   Italy                                    1,627,732          167,352         1,460,380                --
   Japan                                   22,140,958        1,970,421        20,170,537                --
   Jordan                                     480,772           96,466           384,306                --
   Kazakhstan                                 167,400          167,400                --                --
   Kenya                                      476,056          352,314           123,742                --
   Latvia                                      23,719           23,719                --                --
   Lebanon                                    178,767          178,767                --                --
   Lithuania                                  324,469               --           324,469                --
   Luxembourg                               1,120,785        1,036,580            84,205                --
   Malaysia                                 2,768,262               --         2,768,262                --
   Mauritius                                  513,083          103,834           409,249                --

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                             LEVEL 2 -         LEVEL 3 -
                                            TOTAL           LEVEL 1 -       SIGNIFICANT       SIGNIFICANT
                                           VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                        JUNE 30, 2010         PRICES           INPUTS            INPUTS
                                        -------------      -----------      ------------      ------------
INVESTMENTS IN SECURITIES:
COMMON STOCK (CONTINUED)
   Mexico                               $   5,902,858      $ 5,902,858      $         --      $         --
   Morocco                                    940,025          624,942           315,083                --
   Netherlands                              8,435,837        2,280,510         6,155,327                --
   New Zealand                                 68,757               --            68,757                --
   Nigeria                                    494,106          429,298            64,808                --
   Norway                                     940,875               --           940,875                --
   Oman                                       479,190           85,092           394,098                --
   Pakistan                                   466,846          102,483           364,363                --
   Peru                                       881,031          881,031                --                --
   Philippines                              1,115,698               --         1,115,698                --
   Poland                                   2,759,456           74,645         2,684,811                --
   Portugal                                   112,212               --           112,212                --
   Qatar                                      963,674               --           963,674                --
   Romania                                    471,610               --           471,610                --
   Russia                                   6,937,894        2,824,206         4,113,688                --
   Singapore                                1,452,201            1,201         1,451,000                --
   Slovenia                                   508,810           80,863           427,947                --
   South Africa                             6,582,518          129,521         6,452,997                --
   South Korea                              8,777,773          464,709         8,313,064                --
   Spain                                    1,841,816          976,956           864,860                --
   Sweden                                   3,016,300          381,292         2,635,008                --
   Switzerland                             10,974,954          437,473        10,537,481                --
   Taiwan                                   7,876,012          102,275         7,773,737                --
   Thailand                                 2,564,645        1,635,606           929,039                --
   Turkey                                   2,796,169                7         2,796,162                --
   Ukraine                                    264,355          264,355                --                --
   United Arab Emirates                       989,035          151,096           837,939                --
   United Kingdom                          20,772,142        3,535,688        17,236,454                --
   United States                            1,172,827        1,172,827                --                --
   Vietnam                                    521,750          521,750                --                --
                                        -------------      -----------      ------------      ------------
Total Common Stock                        205,906,471       54,624,236       151,282,235                --
                                        -------------      -----------      ------------      ------------
EXCHANGE-TRADED FUNDS                       6,338,128        6,338,128                --                --

MUTUAL FUNDS                               22,017,566       22,017,566                --                --

PREFERRED STOCK
   Brazil                                   4,480,816        4,478,089             2,727                --
   Chile                                       81,154           81,154                --                --
   Croatia                                     25,133               --            25,133                --
   Germany                                    551,211               --           551,211                --
   Russia                                      22,136               --            22,136                --
   Thailand                                    41,897           41,897                --                --
                                        -------------      -----------      ------------      ------------
Total Preferred Stock                       5,202,347        4,601,140           601,207                --
                                        -------------      -----------      ------------      ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                             LEVEL 2 -         LEVEL 3 -
                                            TOTAL           LEVEL 1 -        SIGNIFICANT      SIGNIFICANT
                                          VALUE AT            QUOTED         OBSERVABLE       UNOBSERVABLE
                                        JUNE 30, 2010         PRICES           INPUTS            INPUTS
                                        -------------      -----------      ------------      ------------
INVESTMENTS IN SECURITIES:
RIGHTS
   Hong Kong                            $       4,955      $     4,955      $         --      $         --
   Kenya                                        1,366               --             1,366                --
   Morocco                                    142,914           80,051            62,863                --
   Norway                                       3,548            3,548                --                --
   Poland                                       6,475               --             6,475                --
   Romania                                      1,879               --             1,879                --
                                        -------------      -----------      ------------      ------------
Total Rights                                  161,137           88,554            72,583                --
                                        -------------      -----------      ------------      ------------
CALL WARRANTS
   Germany                                    362,563               --           362,563                --
   Hong Kong                                    1,157            1,157                --                --
   India                                    1,365,372               --         1,365,372                --
   Indonesia                                   62,717               --            62,717                --
   Italy                                          101              101                --                --
   Kuwait                                      71,963               --            71,963                --
   Luxembourg                               1,550,798               --         1,550,798                --
   Saudi Arabia                                23,793               --            23,793                --
   Thailand                                     2,503            2,503                --                --
   United States                              419,135               --           419,135                --
                                        -------------      -----------      ------------      ------------
Total Call Warrants                         3,860,102            3,761         3,856,341                --
                                        -------------      -----------      ------------      ------------
CERTIFICATES                                  514,518               --           514,518                --
CORPORATE BONDS                                    37               --                37                --
SHORT-TERM INVESTMENTS                      5,036,353        5,036,353                --                --
                                        -------------      -----------      ------------      ------------
Total                                   $ 249,036,659      $92,709,738      $156,326,921      $         --
                                        -------------      -----------      ------------      ------------
Other financial instruments*
   Forward Foreign Currency Contracts            (257)              --              (257)               --
   Futures Contracts                          (19,404)         (19,404)               --                --
                                        -------------      -----------      ------------      ------------
Total                                   $     (19,661)     $   (19,404)     $       (257)     $         --
                                        =============      ===========      ============      ============

* Other financial instruments are forward foreign currency contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

The following is a reconciliation of assets of the International Fund, for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                           CERTIFICATES
                                                           ------------
BALANCE AS OF JUNE 30, 2009                                $     24,321
Accrued discounts/premiums                                           --
Realized gain (loss)(1)                                         (43,872)
Change in unrealized appreciation (depreciation)(1)              39,941
Net purchases (sales)                                           (20,390)
Transfers in and/or out of Level 3                                   --
                                                           ------------
BALANCE AS OF JUNE 30, 2010                                $         --
                                                           ============


(1) Disclosed in the Statement of Operations under Net Realized and Unrealized gain/(loss) on Investments.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010
      (Showing Percentage of Net Assets)

                                                                  PRINCIPAL
                                                                   AMOUNT/          VALUE
                                                                   SHARES          (NOTE 2)
                                                                ------------    --------------
INFLATION-LINKED & FIXED INCOME SECURITIES -- 46.4%

CORPORATE BONDS -- 2.6%
 FINANCIALS -- 2.5%
   American International Group, Inc., 5.85%, 01/16/18          $    800,000    $      715,000
   Countrywide Financial Corp., 5.80%, 06/07/12                      200,000           210,309
   Dexia Credit Local S.A., 144A@,++, 0.94%, 03/05/13              2,700,000         2,700,769
   Ford Motor Credit Co., LLC, 7.38%, 02/01/11                       200,000           203,745
   Ford Motor Credit Co.,LLC, 7.25%, 10/25/11                        500,000           513,635
   GMAC, Inc., 7.25%, 03/02/11                                       800,000           813,000
   Merrill Lynch & Co., Inc.++, 1.05%, 06/29/12                      200,000           235,493
   Merrill Lynch & Co., Inc.++, 1.49%, 09/27/12                      700,000           821,113
   Royal Bank of Scotland (The), 4.88%, 03/16/15                     300,000           298,798
   SLM Corp., 3.13%, 09/17/12                                        400,000           436,384
   UBS AG++, 1.58%, 02/23/12                                         600,000           602,079
                                                                                --------------
                                                                                     7,550,325
                                                                                --------------
TELECOMMUNICATIONS -- 0.1%
   British Telecommunications PLC, 9.38%, 12/15/10                   200,000           206,845
                                                                                --------------
  TOTAL CORPORATE BONDS (COST $ 7,847,504).................                          7,757,170
                                                                                --------------
EXCHANGE-TRADED FUNDS -- 1.1%
   iShares Barclays U.S. Treasury Inflation Protected
       Securities Index Fund, (COST $3,178,128)                       30,000         3,207,300
                                                                                --------------
VARIABLE RATE DEMAND NOTES++ -- 0.8%
 FINANCIALS-- 0.8%
   Banco Santander 144A@ 1.56%, 04/20/12                             300,000           299,823
   Metropolitan Life Global Funding I, 144A@ 2.44%, 06/10/11       1,100,000         1,113,777
   Morgan Stanley 1.00%, 11/29/13                                    300,000           337,822
   Swedbank AB, 144A@ 0.75%, 01/14/13                                800,000           797,566
                                                                                --------------
                                                                                     2,548,988
                                                                                --------------
  TOTAL VARIABLE RATE DEMAND NOTES (COST $ 2,591,331)......                          2,548,988
                                                                                --------------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- 17.0%
   U.S. Treasury Inflation Indexed Bonds,
       3.38%, 01/15/12                                             1,062,000         1,374,509
       2.00%, 04/15/12                                               542,000           603,191
       0.63%, 04/15/13                                               576,000           606,275
       1.25%, 04/15/14                                               240,000           258,090
       2.00%, 01/15/16                                               808,000           957,415
       2.38%, 01/15/17                                             1,600,000         1,909,433
       1.63%, 01/15/18                                               900,000           987,143
       2.13%, 01/15/19                                             1,610,000         1,783,881
       1.88%, 07/15/19                                               900,000           985,060
       1.38%, 01/15/20                                             1,800,000         1,858,082
       2.38%, 01/15/27                                             2,100,000         2,514,821
       1.75%, 01/15/28                                               278,000           293,437
       2.50%, 01/15/29                                               148,000           169,842

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                  PRINCIPAL           VALUE
                                                                   AMOUNT           (NOTE 2)
                                                                ------------      --------------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- (CONTINUED)
   U.S. Treasury Inflation Indexed Bonds, (Continued)
       3.38%, 04/15/32                                          $    604,000      $      965,792
       2.13%, 02/15/40                                               800,000             884,092
   U.S. Treasury Inflation Indexed Notes,
       3.00%, 07/15/12                                               777,000           1,002,196
       1.88%, 07/15/13                                             3,478,000           4,366,477
       2.00%, 01/15/14                                             2,130,000           2,677,101
       2.00%, 07/15/14                                             1,530,000           1,898,560
       1.63%, 01/15/15                                               400,000             482,070
       1.88%, 07/15/15                                             4,700,000           5,644,069
       2.50%, 07/15/16                                             3,480,000           4,180,263
       2.75%, 05/31/17                                               200,000             204,219
       2.63%, 07/15/17                                               585,000             694,104
       3.50%, 05/15/20                                             2,300,000           2,407,088
       2.38%, 01/15/25                                             2,023,000           2,595,311
       2.00%, 01/15/26                                             2,726,000           3,166,001
       3.63%, 04/15/28                                               384,000             669,799
       3.88%, 04/15/29                                             2,799,000           4,980,887
                                                                                  --------------
  TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
       (COST $48,659,175)..................................                           51,119,208
                                                                                  --------------
FOREIGN GOVERNMENT INFLATION- LINKED SECURITIES -- 23.9%
   Australia Government Bond, 4.00%, 08/20/20                        500,000(AUD)        681,199
   Australia Government Bond, 3.00%, 09/20/25                      4,400,000(AUD)      3,959,259
   Brazil Notas do Tesouro Nacional Series B,
       6.00%, 05/15/17                                             3,618,000(BRL)      3,769,650
   Brazil Notas do Tesouro Nacional Series B,
       6.00%, 05/15/45                                             1,508,000(BRL)      1,547,133
   Brazil Notas do Tesouro Nacional Series F,
       10.00%, 01/01/17                                            5,161,000(BRL)      2,586,819
   Bundesobligation Inflation Linked, 2.25%, 04/15/13                300,000(EUR)        418,829
   Bundesrepublik Deutschland, 3.00%, 07/04/20                       700,000(EUR)        887,309
   Canadian Government Bond, 4.25%, 12/01/21                        1,000,00(CAD)      1,723,186
   Canadian Government Bond, 3.00%, 12/01/36                         500,000(CAD)        709,963
   Canadian Government Bond, 2.00%, 12/01/41                        1,100,00(CAD)      1,240,606
   Canadian Government Bond, 1.50%, 12/01/44                         500,000(CAD)        485,544
   Deutsche Bundesrepublik Inflation Linked,
       1.50%, 04/15/16                                               200,000(EUR)        281,513
   France Government Bond OAT, 3.00%, 07/25/12                       600,000(EUR)        930,841
   France Government Bond OAT, 2.50%, 07/25/13                      1,100,00(EUR)      1,658,726
   France Government Bond OAT, 1.60%, 07/25/15                       200,000(EUR)        287,675
   France Government Bond OAT, 1.00%, 07/25/17                      1,100,00(EUR)      1,486,618
   France Government Bond OAT, 2.25%, 07/25/20                       600,000(EUR)        912,595
   France Government Bond OAT, 2.10%, 07/25/23                       200,000(EUR)        280,530
   France Government Bond OAT, 3.40%, 07/25/29                       850,000(EUR)      1,677,678
   France Government Bond OAT, 3.15%, 07/25/32                       200,000(EUR)        370,003

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                  PRINCIPAL           VALUE
                                                                   AMOUNT            (NOTE 2)
                                                                ------------      --------------
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES -- (CONTINUED)
   France Government  Bond OAT, 1.80%, 07/25/40                      700,000(EUR) $      988,642
   Italy Buoni Poliennali Del Tesoro, 2.15%, 09/15/14                800,000(EUR)      1,147,715
   Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/17                500,000(EUR)        658,569
   Italy Buoni Poliennali Del Tesoro, 2.35%, 09/15/19                300,000(EUR)        372,618
   Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/21                200,000(EUR)        232,410
   Italy Buoni Poliennali Del Tesoro, 2.60%, 09/15/23              1,000,000(EUR)      1,271,464
   Italy Buoni Poliennali Del Tesoro, 2.35%, 09/15/35                200,000(EUR)        271,076
   Italy Buoni Poliennali Del Tesoro, 2.55%, 09/15/41                600,000(EUR)        705,658
   Japanese Government CPI Linked Bond, 1.20%, 12/10/17           50,000,000(JPY)        547,823
   Japanese Government CPI Linked Bond, 1.40%, 03/10/18          390,000,000(JPY)      4,294,853
   Mexican Bonos, 8.50%, 12/13/18                                 15,154,200(MXN)      1,299,462
   Mexican Udibonos, 3.50%, 12/14/17                               6,680,500(MXN)      2,409,101
   Network Rail Infrastructure Finance PLC,
       1.38%, 11/22/37                                               320,000(GBP)        576,889
   New South Wales Treasury Corp., 3.75%, 11/20/20                   800,000(GBP)        738,863
   Poland Government Bond, 3.00%, 08/24/16                         1,825,000(PLN)        606,905
   South Africa Government Bond, 2.60%, 03/31/28                   3,420,000(ZAR)        532,924
   Sweden Government Bond, 3.50%, 12/01/15                         10,500,00(SEK)      1,816,202
   Sweden Government Bond, 4.00%, 12/01/20                         6,800,000(SEK)      1,379,299
   Sweden Government Bond, 3.50%, 12/01/28                         4,100,000(SEK)        835,075
   Turkey Government Bond, 9.00%, 05/21/14                         1,300,000(TRL)      1,073,092
   U.K. Gilt Inflation Linked, 2.50%, 08/16/13                     1,300,000(GBP)      5,376,151
   U.K. Gilt Inflation Linked, 2.50%, 07/26/16                       400,000(GBP)      1,847,232
   U.K. Gilt Inflation Linked, 1.25%, 11/22/17                     2,900,000(GBP)      5,376,297
   U.K. Gilt Inflation Linked, 2.50%, 04/16/20                       550,000(GBP)      2,571,778
   U.K. Gilt Inflation Linked, 1.88%, 11/22/22                       200,000(GBP)        366,100
   U.K. Gilt Inflation Linked, 2.50%, 07/17/24                       200,000(GBP)        814,828
   U.K. Gilt Inflation Linked, 1.25%, 11/22/27                       600,000(GBP)      1,088,962
   U.K. Gilt Inflation Linked, 4.13%, 07/22/30                       500,000(GBP)      1,932,116

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                  PRINCIPAL           VALUE
                                                                   AMOUNT            (NOTE 2)
                                                                ------------      --------------
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES -- (CONTINUED)
   U.K. Gilt Inflation Linked, 1.13%, 11/22/37                       900,000(GBP) $    1,608,263
   U.K. Gilt Inflation Linked, 4.25%, 09/07/39                       900,000(GBP)      1,360,825
   U.K. Gilt Inflation Linked, 4.25%, 12/07/40                       400,000(GBP)        604,267
   U.K. Gilt Inflation Linked, 0.75%, 11/22/47                       700,000(GBP)      1,138,111
                                                                                  --------------
  TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES
       (COST $ 68,880,637).................................                           71,739,246
                                                                                  --------------

ASSET-BACKED SECURITIES -- 1.0%
   Ally Auto Receivables Trust, 144A@, 1.32%, 03/15/12          $  1,317,449           1,319,352
   Arkle Master Issuer PLC, 144A@,++, 1.53%, 05/17/60                800,000             795,392
   WaMu Mortgage Pass Through Certificates, 5.54%, 11/25/36          671,453             520,768
   WaMu Mortgage Pass Through Certificates, 5.29%, 03/25/37          308,679             261,914
                                                                                  --------------
  TOTAL ASSET-BACKED SECURITIES
       (COST $2,806,851)...................................                            2,897,426
                                                                                  --------------
  TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
       (COST $133,963,626).................................                          139,269,338
                                                                                  --------------

                                                                                      VALUE
                                                                   SHARES            (NOTE 2)
                                                                ------------      --------------
REAL ESTATE RELATED SECURITIES -- 27.1%

COMMON STOCK -- 10.1%

 DEPARTMENT STORES -- 0.4%
   Lifestyle International Holdings, Ltd. .................          614,400      $    1,188,765
                                                                                  --------------
 DIVERSIFIED -- 0.1%
   Shaftesbury PLC ........................................           70,000             374,463
                                                                                  --------------
 DIVERSIFIED REAL ESTATE ACTIVITIES -- 5.2%
   CapitaLand, Ltd. .......................................          458,250           1,168,512
   City Developments, Ltd. ................................          139,000           1,094,135
   Daito Trust Construction Co., Ltd. .....................            4,801             271,874
   Daiwa House Industry Co., Ltd. .........................          109,500             985,079
   Great Eagle Holdings, Ltd. .............................           37,100              94,312
   Hang Lung Group, Ltd. ..................................           57,900             312,033
   Hang Lung Properties, Ltd. .............................          399,000           1,526,154
   Kerry Properties, Ltd. .................................          258,000           1,114,803
   Lend Lease Corp., Ltd. .................................           43,050             262,161
   Mitsubishi Estate Co., Ltd. ............................          182,520           2,540,983
   Mitsui Fudosan Co., Ltd. ...............................          121,289           1,688,157
   Sumitomo Realty & Development Co., Ltd. ................           61,400           1,043,305
   Sun Hung Kai Properties, Ltd. ..........................          230,000           3,145,474
   Wharf Holdings, Ltd. ...................................           59,000             285,829
                                                                                  --------------
                                                                                      15,532,811
                                                                                  --------------
 HOTELS, RESORTS & CRUISE LINES -- 0.8%
   Hyatt Hotels Corp. - Class A* ..........................            9,800             363,482
   Shangri-La Asia, Ltd. ..................................          432,000             797,350
   Sol Melia, SA ..........................................          110,000             694,917
   Starwood Hotels & Resorts Worldwide, Inc. ..............           14,000             580,020
                                                                                  --------------
                                                                                       2,435,769
                                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                      VALUE
                                                                   SHARES            (NOTE 2)
                                                                ------------      --------------
INDUSTRIAL -- 0.1%
   Segro PLC ..............................................           35,712      $      134,649
                                                                                  --------------
OFFICE -- 0.2%
   CapitaCommercial Trust .................................          307,300             266,184
   ING Office Fund ........................................          934,600             451,189
                                                                                  --------------
                                                                                         717,373
                                                                                  --------------

REAL ESTATE DEVELOPMENT -- 1.1%
   Cheung Kong Holdings, Ltd. .............................          129,410           1,493,492
   China Overseas Land & Investment, Ltd. .................          506,000             942,836
   Guangzhou R&F Properties Co., Ltd. .....................          286,000             361,620
   Wing Tai Holdings, Ltd. ................................          418,000             467,491
                                                                                  --------------
                                                                                       3,265,439
                                                                                  --------------
REAL ESTATE OPERATING COMPANIES -- 2.2%
   Aeon Mall Co., Ltd. ....................................           48,000             950,908
   Atrium European Real Estate, Ltd. ......................           12,706              53,915
   Brookfield Properties Corp. ............................           39,300             551,772
   Castellum AB ...........................................           47,100             426,795
   Central Pattana PCL - NVDR .............................        1,070,000             654,445
   Grainger PLC ...........................................           58,620             102,329
   Hongkong Land Holdings, Ltd. ...........................          367,700           1,831,146
   Hufvudstaden AB - Class A ..............................           19,870             151,433
   Hysan Development Co., Ltd. ............................          421,613           1,191,844
   Norwegian Property ASA* ................................          221,030             288,692
   Safestore Holdings PLC .................................          127,300             217,431
   Swiss Prime Site AG* ...................................            4,310             260,948
                                                                                  --------------
                                                                                       6,681,658
                                                                                  --------------
 TOTAL COMMONSTOCK (COST $27,405,713) .....................                           30,330,927
                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS -- 17.0%
 DIVERSIFIED -- 3.0%
   British Land Co. PLC ...................................           86,059             555,892
   Canadian Real Estate Investment Trust ..................            3,588              93,631
   Dexus Property Group ...................................          867,814             556,859
   General Property Trust .................................          238,596             557,086
   ICADE ..................................................            4,300             362,921
   Kenedix Realty Investment Corp. ........................               35              97,466
   Land Securities Group PLC ..............................          148,016           1,224,944
   Liberty Property Trust .................................           24,000             692,400
   Mirvac Group ...........................................          242,575             264,916
   Stockland Corp., Ltd. ..................................          435,614           1,351,980
   United Urban Investment Corp. ..........................               33             196,975
   Vornado Realty Trust ...................................           40,573           2,959,800
                                                                                  --------------
                                                                                       8,914,870
                                                                                  --------------
 INDUSTRIAL -- 0.9%
   AMB Property Corp. .....................................           44,200           1,047,982
   Ascendas Real Estate Investment Trust ..................          217,600             281,014
   Goodman Group ..........................................        1,303,019             689,182
   Japan Logistics Fund, Inc. .............................               27             210,038
   ProLogis ...............................................           39,200             397,096
                                                                                  --------------
                                                                                       2,625,312
                                                                                  --------------

 OFFICE -- 2.9%
   Alexandria Real Estate
   Equities, Inc. .........................................            7,500             475,275
   Boston Properties, Inc. ................................           29,600           2,111,664
   Derwent London PLC .....................................           69,138           1,285,520
   Digital Realty Trust, Inc. .............................           16,700             963,256
   Douglas Emmett, Inc. ...................................           43,700             621,414
   Duke Realty Corp. ......................................           27,300             309,855
   Great Portland Estates PLC .............................          180,390             779,135
   Highwoods Properties, Inc. .............................           15,600             433,056
   Japan Real Estate Investment Corp. .....................               60             488,736

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                      VALUE
                                                                   SHARES            (NOTE 2)
                                                                ------------      --------------
 OFFICE -- (CONTINUED)
   SL Green Realty Corp. ....................................         22,500      $    1,238,400
   Societe Immobiliere de Location Pour l'Industrie
       et le Commerce .......................................          1,520             150,058
                                                                                  --------------
                                                                                       8,856,369
                                                                                  --------------
 RESIDENTIAL -- 2.1%
   American Campus Communities, Inc. ........................         21,400             584,006
   Apartment Investment & Management Co. -- Class A .........         26,600             515,242
   AvalonBay Communities, Inc. ..............................         14,329           1,337,899
   BRE Properties, Inc. .....................................         11,800             435,774
   Camden Property Trust ....................................          8,900             363,565
   Equity Residential .......................................         32,000           1,332,480
   Essex Property Trust, Inc. ...............................         11,200           1,092,448
   Nippon Accommodations Fund, Inc. .........................             21             110,226
   UDR, Inc. ................................................         33,619             643,131
                                                                                  --------------
                                                                                       6,414,771
                                                                                  --------------
 RETAIL -- 5.5%
   Acadia Realty Trust ......................................          7,731             130,036
   Calloway Real Estate Investment Trust ....................          9,900             194,550
   CapitaMall Trust .........................................        290,242             378,394
   CFS Retail Property Trust ................................        176,985             279,750
   Developers Diversified Realty Corp. ......................         40,200             397,980
   Eurocommercial Properties NV .............................          8,000             255,070
   Federal Realty Investment Trust ..........................         20,400           1,433,508
   Frontier Real Estate Investment Corp. ....................             34             233,417
   Hammerson PLC ............................................         36,169             184,379
   Immobiliare Grande Distribuzione .........................        257,000             344,283
   Japan Retail Fund Investment Corp. .......................            126             153,459
   Klepierre ................................................         13,646             377,027
   Mercialys SA .............................................          8,546             242,439
   Primaris Retail Real Estate Investment Trust .............          8,300             136,131
   Regency Centers Corp. ....................................         16,700             574,480
   RioCan Real Estate Investment Trust ......................         21,500             384,538
   Simon Property Group, Inc. ...............................         46,237           3,733,638
   Tanger Factory Outlet Centers, Inc. ......................         18,800             777,944
   Taubman Centers, Inc. ....................................         15,700             590,791
   The Link Real Estate Investment Trust ....................        136,100             337,714
   The Macerich Co. .........................................         34,384           1,283,211
   Unibail-Rodamco SE .......................................         11,753           1,915,533
   Westfield Group ..........................................        210,485           2,138,901
                                                                                  --------------
                                                                                      16,477,173
                                                                                  --------------
 SPECIALIZED-- 2.6%
   Extra Space Storage, Inc. ................................         12,800             177,920
   Health Care Property Investors, Inc. .....................         32,600           1,051,350
   Host Hotels & Resorts, Inc. ..............................        163,671           2,206,285
   Nationwide Health Properties, Inc. .......................         36,100           1,291,297
   Pebblebrook Hotel Trust* .................................          2,800              52,780
   Public Storage ...........................................         15,800           1,388,978
   Ventas, Inc. .............................................         35,500           1,666,725
                                                                                  --------------
                                                                                       7,835,335
                                                                                  --------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $42,116,213) ....                         51,123,830
                                                                                  --------------

CALL WARRANTS -- 0.0%
   Henderson Land Development Co., Ltd. - CW11
       Exp. 06/01/11* (COST $0) .............................         15,980               2,709
                                                                                  --------------
  TOTAL REAL ESTATE RELATED SECURITIES (COST $69,521,926)....                         81,457,466
                                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                  PRINCIPAL
                                                                   AMOUNT/             VALUE
                                                                   SHARES            (NOTE 2)
                                                                ------------      --------------
COMMODITY RELATED SECURITIES -- 20.5%

STRUCTURED NOTE -- 3.5%
   Deutsche Bank AG,
       London Branch, Structured Note Linked to the DB
          Liquidity Commodity Index, 0.20%, 03/01/11
       (COST $15,000,000) .................................     $ 15,000,000      $   10,443,000
                                                                                  --------------
EXCHANGE-TRADED FUNDS -- 7.6%
   PowerShares DB Commodity Index Tracking Fund*
       (COST $21,183,839) .................................        1,055,125          22,759,046
                                                                                  --------------
INVESTMENT COMPANIES -- 9.4%
   Credit Suisse Commodity Return Strategy Fund ...........        1,729,174          13,435,678
   PIMCO Commodity Real Return Strategy
       Fund - Institutional Shares ........................        1,985,554          14,653,390
                                                                                  --------------

  TOTAL INVESTMENT COMPANIES
       (COST $26,594,617) .................................                           28,089,068
                                                                                  --------------
  TOTAL COMMODITY RELATED SECURITIES
       (COST $62,778,456)..................................                           61,291,114
                                                                                  --------------
SHORT-TERM INVESTMENTS -- 12.6%
 CERTIFICATES OF DEPOSIT -- 0.5%
   Rabobank Nederland, 0.39%, 09/08/10 ....................        1,500,000           1,499,910
                                                                                  --------------
 COMMERCIAL PAPER -- 4.5%
   Coca-Cola Co., 0.26%, 08/09/10 .........................        1,500,000           1,499,538
   General Electric Capital Corp., 0.29%, 07/28/10 ........        1,500,000           1,499,642
   Honeywell International, Inc., 0.51%, 12/29/10 .........        1,500,000           1,496,792
   IRDB, 0.18%, 07/06/10 ..................................        1,500,000           1,499,973
   JPMorgan Chase & Co., 0.25%, 07/26/10 ..................        1,500,000           1,499,563
   MetLife, 0.40%, 07/26/10 ...............................        1,500,000           1,499,583
   Nestle Capital Corp., 0.26%, 08/12/10 ..................        1,500,000           1,499,555
   Philip Morris, 0.30%, 08/11/10 .........................        1,500,000           1,499,213
   Toyota Motor Credit Corp., 0.47%, 08/16/10 .............        1,500,000           1,499,252
                                                                                  --------------
                                                                                      13,493,111
                                                                                  --------------
 MONEY MARKET FUND -- 2.5%
   BlackRock Liquidity Funds TempFund Portfolio
       Institutional Series ...............................        7,428,169           7,428,169
                                                                                  --------------
REPURCHASE AGREEMENT -- 0.4%
   With  Credit Suisse  Securities (USA) LLC at 0.01%,
       dated 6/30/10,  to be purchased 7/1/10, repurchase
       price $1,300,000 collateralized by U.S. Treasury
       Bond, par value $1,422,000, 3.50%, 2/15/39, market
       value $1,340,547 ...................................        1,300,000           1,300,000
                                                                                  --------------

U.S. AGENCY OBLIGATIONS -- 4.7%
   FHLMC, 0.25%, 10/26/10 .................................        7,500,000           7,496,340
   FNMA, 0.26%, 11/01/10 ..................................        6,560,000           6,555,519
                                                                                  --------------
                                                                                      14,051,859
                                                                                  --------------
  TOTAL SHORT-TERM INVESTMENTS
       (COST $37,769,328) .................................                           37,773,049
                                                                                  --------------
  TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN -- 106.6%
   (COST $304,033,336) ....................................                          319,790,967
                                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                  PRINCIPAL
                                                                   AMOUNT/            VALUE
                                                                   SHARES            (NOTE 2)
                                                                ------------      --------------
OPTIONS WRITTEN -- 0.0%
   Currency Option USD vs JPY, Expires 7/21/10 at
       FX Rate 90, ........................................     $     (2,000)     $       (4,189)
   Currency Option USD vs JPY, Expires 7/21/10 at
       FX Rate 90, ........................................           (1,000)             (2,094)
   INF FLOOR USD Expires 4/7/20 at Strike Price $216.687,               (260)            (29,512)
       U.S. 10YR Futures Expires 7/10/12 at 10.00%, .......              (30)                (26)
   U.S. 10YR Futures Expires 7/12/12 at 10.00%, ...........              (40)                (34)
   U.S. 10YR Futures Expires 8/31/10 at 3.50%, ............             (150)            (60,172)
   U.S. 10YR Futures Expires 8/31/10 at 4.50%, ............             (150)                (46)
   U.S. 5YR Futures Expires 12/1/10 .......................             (530)             (1,797)
   U.S. 7YR Futures Expires 8/31/10 at 6.00%, .............             (420)                 --
                                                                                  --------------
  TOTAL OPTIONS WRITTEN (Premiums Received $114,828) ......                              (97,870)
                                                                                  --------------
  TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN -- 106.6%
   (COST $303,918,508)+ ...................................                       $  319,693,097
  LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.6)% .........                          (19,684,972)
                                                                                  --------------
  NET ASSETS -- 100.0% ....................................                       $  300,008,125
                                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
      INVESTMENTS / JUNE 30, 2010 -- CONTINUED

----------

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2010.

*     Non-income producing security.

+     The cost for Federal income tax purposes is $326,044,632. At June
      30, 2010, net unrealized depreciation was $6,351,535. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $44,153,216, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $50,504,751.

PLC -- Public Limited Company

AUD -- Australian Dollar

BRL -- Brazilian Real

CAD -- Canadian Dollar

EUR -- Euro

GBP -- United Kingdom Pound

JPY -- Japanese Yen

MXN -- Mexican Peso

PLN -- Polish Zloty

SEK -- Swedish Krona

TRL -- Turkish Lira

USD -- United States Dollar

ZAR -- South African Rand

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / JUNE 30, 2010 -- CONTINUED

At June 30, 2010, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                   NET
                                                                                 VALUE AT      UNREALIZED
                                              CONTRACT                           JUNE 30,     APPRECIATION
SETTLEMENT DATE       CURRENCY BOUGHT          AMOUNT       COUNTERPARTY           2010       (DEPRECIATION)
---------------   ------------------------   ----------   ------------------   -----------   ---------------
July 2010         466,000 EURO               $  577,474   Citibank             $   569,918   $       (7,556)
July 2010         691,000 EURO                  845,397   Credit Suisse            845,093             (304)
July 2010         615,000 EURO                  743,487   Citibank                 752,145            8,658
July 2010         404,000 EURO                  495,983   Barclays Capital         494,092           (1,891)
                                                             Group
July 2010         563,000 EURO                  691,803   Royal Bank of            688,549           (3,254)
                                                             Canada
July 2010         529,000 EURO                  649,181   Barclays Capital         646,967           (2,214)
                                                             Group
July 2010         808,000 EURO                  990,485   Royal Bank of            988,184           (2,301)
                                                             Scotland PLC
July 2010         29,000,000 Japanese Yen       324,640   Morgan Stanley           328,073            3,433
                                                             & Co., Inc.
July 2010         123,730,000 Japanese Yen    1,348,993   Citibank               1,399,740           50,747
July 2010         15,939,058 Korean Won          13,510   Deutsche Bank AG          13,031             (479)
July 2010         26,498,000 Korean Won          22,406   Morgan Stanley            21,663             (743)
                                                             & Co., Inc.
July 2010         118,700,000 Korean Won        100,000   J.P. Morgan               97,042           (2,958)
                                                             Securities
July 2010         15,952,770 Korean Won          13,368   Deutsche Bank AG          13,042             (326)
July 2010         16,000,000 Korean Won          13,502   Barclays Capital          13,081             (421)
                                                             Group
July 2010         120,280,000 Korean Won        100,000   Deutsche Bank AG          98,334           (1,666)
July 2010         3,948,598                     505,453   Barclays Capital         511,886            6,433
                   South African Rand                        Group
July 2010         2,863,765                     368,446   The Goldman              371,251            2,805
                   South African Rand                       Sachs Group, Inc.
July 2010         89,116                         11,379   Deutsche Bank AG          11,553              174
                   South African Rand
July 2010         2,439,871 Swedish Krona       312,171   UBS Securities           312,906              735
                                                             LLC
August 2010       63,427,000 Korean Won          53,875   Morgan Stanley            51,801           (2,074)
                                                             & Co., Inc.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                  NET
                                                                                 VALUE AT      UNREALIZED
                                              CONTRACT                           JUNE 30,      APPRECIATION
SETTLEMENT DATE      CURRENCY BOUGHT           AMOUNT       COUNTERPARTY          2010        (DEPRECIATION)
---------------   ------------------------   ----------   ------------------   -----------   ---------------
September 2010    745,067 Mexican Peso       $   58,843   Deutsche Bank        $    57,073   $       (1,770)
                                                           AG
September 2010    149,000 Mexican Peso           11,322   Deutsche Bank             11,413               91
                                                           AG
October 2010      50,000 Turkish Lira            31,165   Royal Bank of             30,968             (197)
                                                           Scotland PLC
November 2010     15,592,172 Korean Won          13,352   Citibank                  12,719             (633)
November 2010     132,503,500 Korean Won        112,220   Bank of America          108,092           (4,128)
November 2010     58,130,000 Korean Won          50,000   Deutsche Bank AG          47,421           (2,579)
November 2010     58,095,000 Korean Won          50,000   Citibank                  47,392           (2,608)
November 2010     23,356,000 Korean Won          20,000   Citibank                  19,053             (947)
November 2010     58,380,000 Korean Won          50,000   Citibank                  47,624           (2,376)
November 2010     35,190,000 Korean Won          30,000   The Goldman               28,707           (1,293)
                                                           Sachs Group, Inc.
November 2010     58,462,500 Korean Won          50,000   Citibank                  47,692           (2,308)
November 2010     58,492,500 Korean Won          50,000   J.P. Morgan               47,716           (2,284)
                                                           Securities
November 2010     57,735,000 Korean Won          50,000   Citibank                  47,098           (2,902)
November 2010     23,180,000 Korean Won          20,000   Citibank                  18,909           (1,091)
November 2010     103,117,500 Korean Won         90,000   J.P. Morgan               84,120           (5,880)
                                                           Securities
November 2010     113,350,000 Korean Won        100,000   J.P. Morgan               92,467           (7,533)
                                                           Securities
November 2010     28,524,000 Korean Won          24,363   Barclays Capital          23,269           (1,094)
                                                           Group
November 2010     115,110,000 Korean Won        100,000   Morgan Stanley            93,903           (6,097)
                                                           & Co., Inc.
November 2010     59,830,000 Korean Won          50,391   Barclays  Capital         48,807           (1,584)
                                                           Group
November 2010     126,850,000 Korean Won        105,427   Citibank                 103,480           (1,947)
November 2010     68,919,828 Korean Won          55,905   Barclays Capital          56,222              317
                                                           Group
November 2010     57,770,000 Korean Won          47,444   Royal Bank of             47,127             (317)
                                                           Scotland PLC

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                  NET
                                                                                VALUE AT        UNREALIZED
                                              CONTRACT                          JUNE 30,       APPRECIATION
SETTLEMENT DATE       CURRENCY BOUGHT          AMOUNT      COUNTERPARTY          2010         (DEPRECIATION)
---------------   -----------------------    ----------   ------------------   -----------   ---------------
January 2011      938,050 Chinese Yuan       $  140,049   Deutsche Bank AG      $  139,157   $         (892)

January 2011      1,350,000 Chinese Yuan        202,293   J.P. Morgan              200,269           (2,024)
                                                           Securities
January 2011      929,740 Chinese Yuan          140,000   Morgan Stanley           137,925           (2,075)
                                                           & Co., Inc.
January 2011      863,265 Chinese Yuan          130,000   Bank of America          128,064           (1,936)
January 2011      597,420 Chinese Yuan           90,000   Morgan Stanley            88,626           (1,374)
                                                           & Co., Inc.
                                                                                             --------------
                                                                                             $      (10,663)
                                                                                             ==============

                                                                                                  NET
                                                                                 VALUE AT      UNREALIZED
                                                CONTRACT                           JUNE 30,     APPRECIATION
SETTLEMENT DATE       CURRENCY SOLD              AMOUNT       COUNTERPARTY           2010      (DEPRECIATION)
---------------   ------------------------    -----------   ------------------   -----------   ---------------
July 2010         798,670 Australian Dollar   $   661,646   UBS Securities       $   669,987   $       (8,341)
                                                             LLC
July 2010         4,471,000 Australian Dollar   3,880,828   J.P. Morgan            3,749,706          131,122
                                                             Securities
July 2010         499,000 Canadian Dollar         474,940   Citibank                 468,723            6,217

July 2010         2,162,000 Canadian Dollar     2,151,115   Royal Bank of          2,030,818          120,297
                                                             Scotland PLC
July 2010         1,649,970 Canadian Dollar     1,565,670   UBS Securities         1,549,658           16,012
                                                             LLC
July 2010         808,000 EURO                    990,366   Royal Bank of            988,065            2,301
                                                             Scotland PLC
July 2010         11,915,000 EURO              14,752,617   Deutsche Bank AG      14,572,050          180,567
July 2010         316,000 EURO                    420,833   Royal Bank of            386,468           34,365
                                                             Scotland PLC
July 2010         42,000 EURO                      51,929   Morgan Stanley            51,366              563
                                                             & Co., Inc.
July 2010         716,000 EURO                    883,308   Deutsche Bank            875,668            7,640
                                                             AG
July 2010         386,088 EURO                    472,409   J.P. Morgan              472,190              219
                                                             Securities
July 2010         498,833 EURO                    597,596   UBS Securities           610,078          (12,482)
                                                             LLC
July 2010         157,343 EURO                    193,464   UBS Securities           192,432            1,032
                                                             LLC
July 2010         476,599 EURO                    586,013   UBS Securities           582,887            3,126
                                                             LLC

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                   NET
                                                                                VALUE AT        UNREALIZED
                                              CONTRACT                          JUNE 30,       APPRECIATION
SETTLEMENT DATE       CURRENCY SOLD            AMOUNT       COUNTERPARTY          2010        (DEPRECIATION)
---------------   ------------------------   ----------   ------------------   -----------   ---------------
July 2010         4,383,170 EURO             $5,346,476   UBS Securities       $ 5,360,668   $      (14,192)
                                                           LLC
July 2010         245,671,000                 2,683,463   Bank of America        2,779,242          (95,779)
                   Japanese Yen
July 2010         374,639,472                 4,081,903   UBS Securities         4,239,204         (157,301)
                   Japanese Yen                            LLC
July 2010         59,830,000 Korean Won          50,485   Barclays Capital          48,914            1,571
                                                           Group
July 2010         126,850,000 Korean Won        105,638   Citibank                 103,705            1,933
July 2010         57,770,000 Korean Won          47,557   Royal Bank of             47,229              328
                                                           Scotland PLC
July 2010         68,919,828 Korean Won          56,019   Barclays  Capital         56,345             (326)
                                                           Group
July 2010          6,901,479                    875,267   Barclays Capital         894,690          (19,423)
                   South African Rand                      Group
July 2010         10,767,592                  1,371,549   UBS Securities         1,380,911           (9,362)
                   Swedish Krona                           LLC
July 2010         1,653,754 Turkish Lira      1,062,005   The Goldman            1,039,709           22,296
                                                           Sachs Group, Inc.
July 2010         9,899,000                  14,666,508   Morgan Stanley        14,789,836         (123,328)
                   United Kingdom Pound                    & Co., Inc.
July 2010         4,580,906                   6,718,843   UBS Securities         6,844,181         (125,338)
                   United Kingdom Pound                    LLC
July 2010         245,188                       353,904   J.P. Morgan              366,327          (12,423)
                   United Kingdom Pound                    Securities
July 2010         247,940                       368,732   UBS Securities           370,440           (1,708)
                   United Kingdom Pound                    LLC
July 2010         313,786                       466,657   UBS Securities           468,818           (2,161)
                   United Kingdom Pound                    LLC
August 2010       13,893,419                  7,630,183   The Goldman            7,640,813          (10,630)
                   Brazilian Real                          Sachs Group, Inc.
August 2010       1,872,388 Polish Zloty        642,880   Deutsche Bank AG         550,286           92,594
September 2010    2,236,619 Mexican Peso        180,000   Citibank                 171,328            8,672
September 2010    1,240,400 Mexican Peso        100,000   The Goldman               95,016            4,984
                                                           Sachs Group, Inc.
September 2010    2,480,300 Mexican Peso        200,000   The Goldman              189,994           10,006
                                                           Sachs Group, Inc.
September 2010    1,238,450 Mexican Peso        100,000   Citibank                  94,867            5,133

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                                   NET
                                                                                VALUE AT       UNREALIZED
                                              CONTRACT                          JUNE 30,       APPRECIATION
SETTLEMENT DATE        CURRENCY SOLD           AMOUNT        COUNTERPARTY         2010        (DEPRECIATION)
---------------   ------------------------   ----------   ------------------   -----------   ---------------
September 2010    1,242,050 Mexican Peso     $  100,000   Citibank             $    95,143   $         4,857
September 2010    7,455,000 Mexican Peso        600,000   Royal Bank of            571,062            28,938
                                                           Scotland PLC
September 2010    33,879,279 Mexican Peso     2,624,470   J.P. Morgan            2,595,195            29,275
                                                           Securities
September 2010    23,501,000                  3,018,312   Deutsche Bank AG       3,013,851             4,461
                   Swedish Krona
September 2010    814,000                     1,229,592   Citibank               1,216,146            13,446
                    United Kingdom Pound
October 2010      3,948,598                     498,164   Barclays Capital         504,040            (5,876)
                   South African Rand                      Group
November 2010     227,900,000 Korean Won        200,000   Royal Bank of            185,913            14,087
                                                           Scotland PLC
November 2010     348,900,000 Korean Won        300,000   Royal Bank of            284,621            15,379
                                                           Scotland PLC
                                                                                             ---------------
                                                                                             $       162,751
                                                                                             ===============

At June 30, 2010, the Multi-Manager Real Asset Fund had open financial futures contracts as follows:

  NUMBER                                                                         VALUE AT       UNREALIZED
   OF                    UNDERLYING           EXPIRATION        CONTRACT         JUNE 30,      APPRECIATION
CONTRACTS             CONTRACTS TO BUY          DATE             AMOUNT            2010       (DEPRECIATION)
---------------   -----------------------  ---------------   ---------------   -----------   ---------------
LONG POSITIONS:
   22             90 DAY EURO DOLLAR       September 2010    $     5,464,938   $ 5,463,975   $          (963)
    3             FIN FUT EURO-BOBL 5Y     September 2010            443,455       443,565               110
   14             EURO-BUND FUTURE         September 2010          2,213,657     2,215,149             1,492
   25             3MO EURO EURIBOR         December 2010           7,547,293     7,562,197            14,904
   12             FIN FUT UK 90DAY LIF     December 2010           2,214,030     2,219,857             5,827
                                                                                             ---------------
                                                                                             $        21,370
SHORT POSITIONS:
    4             AUSTRALIAN 10Y BOND      September 2010         2,451,329      2,458,324   $        (6,995)
                                                                                             ---------------
                                                                                             $        14,375
                                                                                             ===============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / JUNE 30, 2010 -- CONTINUED

At June 30, 2010, the Multi-Manager Real Asset Fund had open interest rate swap agreements as follows:

                                                                                        UPFRONT
                                                                                       PREMIUMS       UNREALIZED
                TERMINATION     NOTIONAL       FIXED         FLOATING        FAIR        PAID        APPRECIATION
COUNTERPARTY        DATE         AMOUNT         RATE           RATE         VALUE     (RECEIVED)    (DEPRECIATION)
-------------   ------------   -----------   ----------   --------------   --------   -----------   --------------
Barclays
   Bank PLC*     1/2/13         1,000,000     12.285%     Brazilian
                                                           interbank
                                                           lending rate    $  5,971   $     2,702   $       3,269
                                                                           ========   ===========   =============

*   Portfolio pays the floating rate and receives the fixed rate.

At June 30, 2010, the Multi-Manager Real Asset Fund had open credit default swap agreements as follows:

                                                                     IMPLIED CREDIT                     UPFRONT
                                                     REFERENCE         SPREAD AT                        PREMIUMS        UNREALIZED
                TERMINATION   NOTIONAL   FIXED        ENTITY/           JUNE 30,          FAIR            PAID         APPRECIATION
COUNTERPARTY       DATE        AMOUNT     RATE      OBLIGATION           2010             VALUE        (RECEIVED)     (DEPRECIATION)
-------------   -----------   --------   ------   ---------------   --------------   --------------   -------------   --------------
Bank of
  America
  NA**              3/20/11    400,000     1.00%   General
                                                    Electric
                                                    Capital Corp.,
                                                    5.625%,
                                                    due 09/15/17             0.017%   $     (1,901)   $     (1,841)   $         (60)
Deutsche
  Bank
  AG**              6/20/15  1,000,000     1.00%   United
                                                    Kingdom of
                                                    Great Britain            0.008%         12,665          11,491            1,174
Royal Bank
  of Scotland
  PLC**             6/20/15    500,000     1.00%   Federal
                                                    Republic of
                                                    Brazil                   0.014%         (7,863)         (4,856)          (3,007)
Citibank
  NA**              6/20/15    300,000     0.25%   Government
                                                    of France                0.010%         (8,969)         (6,132)          (2,837)
Deutsche
  Bank AG**         6/20/15    500,000     1.00%   Republic
                                                    of Italy                 0.020%        (21,149)        (11,837)          (9,312)
                                                                                      ------------    ------------    -------------
                                                                                      $    (27,217)   $    (13,175)   $     (14,042)
                                                                                      ============    ============    =============

** The Portfolio is the seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / JUNE 30, 2010 -- CONTINUED

The following table provides a summary of inputs used to value the Funds' net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                        LEVEL 2 -       LEVEL 3 -
                                          TOTAL        LEVEL 1 -       SIGNIFICANT     SIGNIFICANT
                                         VALUE AT        QUOTED        OBSERVABLE      UNOBSERVABLE
                                      JUNE 30, 2010      PRICES          INPUTS          INPUTS
                                      -------------   -------------   -------------   -------------
INVESTMENTS IN SECURITIES:
  INFLATION-LINKED &
    FIXED INCOME SECURITIES:
  Corporate Bonds                     $   7,757,170   $          --   $   7,757,170   $          --
  Exchange-Traded Funds                   3,207,300       3,207,300              --              --
  Variable Rate Demand Notes              2,548,988              --       2,548,988              --
  U.S. Government
    Inflation-Linked Securities          51,119,208              --      51,119,208              --
  Foreign Government
    Inflation-Linked Securities          71,739,246              --      71,739,246              --
  Asset-Backed Securities                 2,897,426              --       2,897,426              --
  REAL ESTATE RELATED SECURITIES:
  COMMON STOCK
  Consumer Discretionary                  3,624,534         943,502       2,681,032              --
  Financials                             26,706,393       2,436,833      24,269,560              --
                                      -------------   -------------   -------------   -------------
Total Common Stock                       30,330,927       3,380,335      26,950,592              --
                                      -------------   -------------   -------------   -------------
  REAL ESTATE INVESTMENT TRUSTS
  Diversified                             8,914,870       3,745,831       5,169,039              --
  Industrial                              2,625,312       1,445,078       1,180,234              --
  Office                                  8,856,369       6,152,920       2,703,449              --
  Residential                             6,414,771       6,304,545         110,226              --
  Retail                                 16,477,173       9,636,807       6,840,366              --
  Specialized                             7,835,335       7,835,335              --              --
                                      -------------   -------------   -------------   -------------
Total Real Estate Investment Trusts      51,123,830      35,120,516      16,003,314              --
                                      -------------   -------------   -------------   -------------
  Call Warrants                               2,709           2,709              --              --

  COMMODITY RELATED SECURITIES:
  Structured Note                        10,443,000              --      10,443,000              --
  Exchange-Traded Funds                  22,759,046      22,759,046              --              --
  Investment Companies                   28,089,068      28,089,068              --              --

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / JUNE 30, 2010 -- CONTINUED

                                                                                    LEVEL 2 -         LEVEL 3 -
                                              TOTAL              LEVEL 1 -        SIGNIFICANT       SIGNIFICANT
                                             VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                           JUNE 30, 2010         PRICES             INPUTS            INPUTS
                                         ------------------   ---------------   ----------------   ---------------
INVESTMENTS IN SECURITIES (CONTINUED):

 SHORT-TERM INVESTMENTS:
 Certificates of Deposit                 $        1,499,910   $            --   $      1,499,910   $           --
 Commercial Paper                                13,493,111                --         13,493,111               --
 Money Market Funds                               7,428,169         7,428,169                 --               --
 Repurchase Agreements                            1,300,000                --          1,300,000               --
 U.S. Agency Obligations                         14,051,859                --         14,051,859               --
                                         ------------------   ---------------   ----------------   --------------
  Total Short-Term Investments                   37,773,049         7,428,169         30,344,880               --
 Options Written                                    (97,870)               --            (97,870)              --
                                         ------------------   ---------------   ----------------   --------------
Total                                    $      319,693,097   $    99,987,143   $    219,705,954   $           --
                                         ==================   ===============   ================   ==============
 Other financial instruments*
  Forward Foreign Currency
   Exchange Contracts                    $          152,088   $            --   $        152,088   $           --
  Futures Contracts                                  14,375            14,375                 --               --
  Interest Rate Swap Contracts                        3,269                --              3,269               --
  Credit Default Swap Contracts                     (14,042)               --            (14,042)              --
                                         ------------------   ---------------   ----------------   --------------
Total                                    $          155,690   $        14,375   $        141,315   $           --
                                         ==================   ===============   ================   ==============

* Other financial instruments are forward foreign currency contracts, swaps, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

 The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
    FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010

                                                                     LARGE-CAP            SMALL-CAP
                                                                   STRATEGY FUND       STRATEGY FUND
                                                                 -----------------   -----------------
ASSETS:
Investment in securities, at value* ........................     $     140,159,322   $     137,408,431
Receivable for fund shares sold ............................               547,036             234,690
Receivable from Advisor ....................................                    --               5,300
Dividends and interest receivable ..........................               178,463             132,114
Other assets ...............................................                11,584              19,107
                                                                 -----------------   -----------------
Total assets ...............................................           140,896,405         137,799,642
                                                                 -----------------   -----------------

LIABILITIES:
Due to custodian ...........................................                    --              52,748
Obligation to return securities lending collateral .........            21,788,760          38,329,065
Payable for fund shares redeemed ...........................               215,048              71,196
Payable for investments purchased ..........................               677,510             218,857
Accrued advisory fee .......................................                34,901                  --
Other accrued expenses .....................................                75,748              70,418
                                                                 -----------------   -----------------
Total liabilities ..........................................            22,791,967          38,742,284
                                                                 -----------------   -----------------
NET ASSETS .................................................     $     118,104,438   $      99,057,358
                                                                 =================   =================
NET ASSETS CONSIST OF:
Paid-in capital ............................................     $     183,932,824   $     119,124,753
Undistributed net investment income ........................                38,705              87,570
Accumulated net realized loss on investments ...............           (69,670,797)        (23,116,728)
Net unrealized appreciation of investments .................             3,803,706           2,961,763
                                                                 -----------------   -----------------
NET ASSETS .................................................     $     118,104,438   $      99,057,358
                                                                 =================   =================
NET ASSETS BY SHARE CLASS:
Institutional Shares .......................................     $     118,102,425   $      99,057,358
A Shares ...................................................                 2,013                  --
                                                                 -----------------   -----------------
                                                                   $   118,104,438   $      99,057,358
                                                                 =================   =================
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
Institutional Shares .......................................            12,576,570          12,539,886
A Shares ...................................................                   213                  --
NET ASSET VALUE PER SHARE:
   Institutional Shares (Net asset value (NAV),
     offering and redemption price) ........................     $            9.39   $            7.90
                                                                 -----------------   -----------------
   A Shares (net asset value (NAV) and redemption
     price) ................................................     $            9.45   $              --
                                                                 -----------------   -----------------

   A Shares (offering price -- NAV / 0.965) ................     $            9.79   $              --
                                                                 -----------------   -----------------

-----------
*Investment in securities, at cost .........................     $     136,355,616   $     134,446,668

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
    FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010

                                                                                       MULTI-MANAGER        MULTI-MANAGER
                                                                                    INTERNATIONAL FUND     REAL ASSET FUND
                                                                                   --------------------  --------------------
ASSETS:
Investment in securities, at value* .............................................  $        249,036,659  $        319,790,967
Foreign currency at value** .....................................................             2,823,372               615,656
Cash collateral for futures at broker ...........................................                    --                54,000
Receivable for fund shares sold .................................................                 5,190               333,074
Receivable for investments sold .................................................             1,450,079             2,888,154
Variation margin receivable on futures contracts ................................                76,672                41,228
Dividends and interest receivable ...............................................             1,508,332             1,441,079
Unrealized appreciation on forward foreign currency exchange contracts ..........                97,251               834,814
Other assets ....................................................................                23,288                21,325
                                                                                   --------------------  --------------------
Total assets ....................................................................           255,020,843           326,020,297
                                                                                   --------------------  --------------------
LIABILITIES:
Due to custodian ................................................................             3,703,473             2,290,474
Options written, at value(1) ....................................................                    --                97,870
Premiums received for swap agreements ...........................................                    --                10,473
Payable to broker for swap agreements ...........................................                    --               250,000
Payable for fund shares redeemed ................................................               378,854               370,352
Payable for investments purchased ...............................................               779,921            21,843,332
Accrued advisory fee ............................................................               191,196               163,010
Deferred capital gains tax payable ..............................................                94,422                24,428
Unrealized depreciation on forward foreign currency exchange contracts ..........                97,508               682,726
Unrealized depreciation on swap agreements ......................................                    --                10,773
Other accrued expenses ..........................................................               661,492               268,734
                                                                                   --------------------  --------------------
Total liabilities ...............................................................             5,906,866            26,012,172
                                                                                   --------------------  --------------------
NET ASSETS ......................................................................  $        249,113,977  $        300,008,125
                                                                                   ====================  ====================
NET ASSETS CONSIST OF:
Paid-in capital .................................................................  $        604,944,320  $        445,189,133
Distributions in excess of net investment income ................................              (265,631)             (192,087)
Accumulated net realized loss on investments ....................................          (357,257,022)         (160,875,469)
Net unrealized appreciation of investments ......................................             1,692,310            15,886,548
                                                                                   --------------------  --------------------
NET ASSETS ......................................................................  $        249,113,977  $        300,008,125
                                                                                   ====================  ====================

NET ASSETS BY SHARE CLASS:
  Institutional Shares ..........................................................  $        249,030,957  $        283,703,320
  A Shares ......................................................................                83,020            16,304,805
                                                                                   --------------------  --------------------
                                                                                   $        249,113,977  $        300,008,125
                                                                                   ====================  ====================

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  ($0.01 par value, unlimited authorized shares):
  Institutional Shares ..........................................................            41,695,915            23,418,826
  A Shares ......................................................................                13,950             1,348,060
NET ASSET VALUE PER SHARE:
  Institutional Shares (net asset value (NAV), offering and redemption price) ...  $               5.97  $              12.11
                                                                                   --------------------  --------------------
  A Shares (net asset value (NAV) and redemption price) .........................  $               5.95  $              12.10
                                                                                   --------------------  --------------------
  A Shares (offering price -- NAV / 0.965) ......................................  $               6.17  $              12.54
                                                                                   --------------------  --------------------

-----------
*Investment in securities, at cost ..............................................  $        247,159,174  $        304,033,336
**Foreign currency at cost ......................................................  $          2,822,456  $            614,581
(1)Premiums received, options written ...........................................  $                 --  $            114,828


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2010

                                                                                         LARGE-CAP             SMALL-CAP
                                                                                       STRATEGY FUND         STRATEGY FUND
                                                                                   --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...................................................................   $          2,736,087  $            888,361
   Interest ....................................................................                    510                    59
   Securities lending income ...................................................                 28,462               136,456
   Foreign tax withheld                                                                             (60)                 (247)
                                                                                   --------------------  --------------------
   Total investment income .....................................................              2,764,999             1,024,629
                                                                                   --------------------  --------------------

EXPENSES:
   Advisory fees ...............................................................              1,022,353               406,229
   Administration fees .........................................................                 22,549                11,641
   Sub-administration and accounting fees ......................................                149,989               129,374
   Custody fees ................................................................                  7,357                23,208
   Transfer agent fees .........................................................                 62,990                50,862
   Distribution fees - A Shares ................................................                     24                     9
   Professional fees ...........................................................                 39,809                48,439
   Reports to shareholders .....................................................                 23,797                31,322
   Registration fees ...........................................................                 45,918                28,778
   Trustees' fees ..............................................................                 32,414                32,414
   Compliance services .........................................................                 10,797                10,582
   Other .......................................................................                 31,833                16,412
                                                                                   --------------------  --------------------
   Total expenses before fee waivers ...........................................              1,449,830               789,270
   Advisory fees waived/reimbursed .............................................               (109,856)             (603,585)
   Sub-administration and accounting fees waived ...............................                     --                (1,564)
                                                                                   --------------------  --------------------
   Total expenses, net .........................................................              1,339,974               184,121
                                                                                   --------------------  --------------------
   Net investment income .......................................................              1,425,025               840,508
                                                                                   --------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ............................................             23,010,247             8,094,073
   Net change in unrealized appreciation (depreciation) on investments .........             (7,987,384)             (971,330)
                                                                                   --------------------  --------------------
   Net gain on investments .....................................................             15,022,863             7,122,743
                                                                                   --------------------  --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $         16,447,888  $          7,963,251
                                                                                   ====================  ====================

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2010

                                                                                      MULTI-MANAGER         MULTI-MANAGER
                                                                                    INTERNATIONAL FUND     REAL ASSET FUND
                                                                                   --------------------  --------------------
INVESTMENT INCOME:
   Interest and dividends ......................................................   $         11,288,838  $          5,109,342
   Foreign tax withheld ........................................................               (985,991)             (145,814)
                                                                                   --------------------  --------------------
   Total investment income .....................................................             10,302,847             4,963,528
                                                                                   --------------------  --------------------

EXPENSES:
   Advisory fees ...............................................................              3,760,441             2,410,679
   Administration fees .........................................................                 67,393                60,831
   Sub-administration and accounting fees ......................................                678,292               293,704
   Custody fees ................................................................                965,312               284,076
   Transfer agent fees .........................................................                134,229               242,792
   Distribution fees - A Shares ................................................                    210                48,053
   Professional fees ...........................................................                151,858               173,366
   Reports to shareholders .....................................................                 18,250                46,428
   Registration fees ...........................................................                 39,734                44,420
   Trustees' fees ..............................................................                 32,414                32,414
   Compliance services .........................................................                 11,380                11,255
   Other .......................................................................                 87,419                84,985
                                                                                   --------------------  --------------------
   Total expenses before fee waivers ...........................................              5,946,932             3,733,003
   Advisory fees waived ........................................................                (76,530)              (21,368)
                                                                                   --------------------  --------------------
   Total expenses, net .........................................................              5,870,402             3,711,635
                                                                                   --------------------  --------------------
   Net investment income .......................................................              4,432,445             1,251,893
                                                                                   --------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) on investments .....................................             49,158,914            (2,133,457)
   Net realized gain distributions received from investment companies ..........                     --               263,657
   Net realized gain on foreign currency transactions ..........................                190,470             6,372,621
   Net realized gain (loss) on futures contracts ...............................                (54,968)              687,890
   Net realized gain on swap agreements ........................................                     --               173,062
   Net realized gain on options written ........................................                     --               440,174
   Net change in unrealized appreciation (depreciation) on investments .........              8,301,130            22,591,330
                                                                                   --------------------  --------------------
   Net gain on investments .....................................................             57,595,546            28,395,277
                                                                                   --------------------  --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $         62,027,991  $         29,647,170
                                                                                   ====================  ====================

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     LARGE-CAP
                                                                                                   STRATEGY FUND
                                                                                      --------------------------------------
                                                                                            FOR THE             FOR THE
                                                                                           YEAR ENDED         YEAR ENDED
                                                                                            JUNE 30,           JUNE 30,
                                                                                              2010               2009
                                                                                      -------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................................  $         1,425,025  $       2,144,462
   Net realized gain (loss) from investments .......................................           23,010,247        (85,070,127)
   Net change in unrealized appreciation (depreciation)
     on investments ................................................................           (7,987,384)         8,377,856
                                                                                      -------------------  -----------------
Net increase (decrease) in net assets resulting from operations ....................           16,447,888        (74,547,809)
                                                                                      -------------------  -----------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..........................................................           (1,560,040)        (2,041,337)
     A Shares ......................................................................                  (85)              (351)
                                                                                      -------------------  -----------------
Total distributions                                                                            (1,560,125)        (2,041,688)
                                                                                      -------------------  -----------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
     Institutional Shares ..........................................................           48,599,841         55,171,950
   Proceeds from mergers (Note 8)
     Institutional shares ..........................................................                   --          8,882,355
     A Shares ......................................................................                   --              8,250
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ..........................................................              964,330          1,049,841
     A Shares ......................................................................                   85                351
   Cost of shares redeemed:
     Institutional Shares ..........................................................          (78,037,546)       (99,226,797)
     A Shares ......................................................................              (32,511)            (5,113)
                                                                                      -------------------  -----------------
Net decrease in net assets from Fund share transactions ............................          (28,505,801)       (34,119,163)
                                                                                      -------------------  -----------------
Total decrease in net assets .......................................................          (13,618,038)      (110,708,660)

NET ASSETS:
   Beginning of Year ...............................................................          131,722,476        242,431,136
                                                                                      -------------------  -----------------
   End of Year .....................................................................  $       118,104,438  $     131,722,476
                                                                                      ===================  =================
   Undistributed net investment income .............................................  $            38,705  $         173,814
                                                                                      -------------------  -----------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     SMALL-CAP
                                                                                                   STRATEGY FUND
                                                                                      --------------------------------------
                                                                                            FOR THE             FOR THE
                                                                                           YEAR ENDED         YEAR ENDED
                                                                                            JUNE 30,           JUNE 30,
                                                                                              2010               2009
                                                                                      -------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................................  $           840,508  $         426,233
   Net realized gain (loss) from investments .......................................            8,094,073        (30,447,708)
   Net change in unrealized appreciation (depreciation)
      on investments ...............................................................             (971,330)         6,154,964
                                                                                      -------------------  -----------------
Net increase (decrease) in net assets resulting from operations ....................            7,963,251        (23,866,511)
                                                                                      -------------------  -----------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .........................................................             (789,122)          (382,232)
      A Shares .....................................................................                  (21)               (93)
                                                                                      -------------------  -----------------
Total distributions ................................................................             (789,143)          (382,325)
                                                                                      -------------------  -----------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares .........................................................           76,189,843         79,228,933
      A Shares .....................................................................                   --             15,423
   Proceeds from mergers (Note 8)
      Institutional shares .........................................................                   --          3,350,514
      A Shares .....................................................................                   --              6,272
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .........................................................              282,775            175,908
      A Shares .....................................................................                   21                 93
   Cost of shares redeemed:
      Institutional Shares .........................................................          (47,525,051)       (27,412,044)
      A Shares .....................................................................              (15,779)            (8,771)
                                                                                      -------------------  -----------------
Net increase in net assets from Fund share transactions ............................           28,931,809         55,356,328
                                                                                      -------------------  -----------------
Total increase in net assets .......................................................           36,105,917         31,107,492

NET ASSETS:
   Beginning of Year ...............................................................           62,951,441         31,843,949
                                                                                      -------------------  -----------------
   End of Year .....................................................................  $        99,057,358  $      62,951,441
                                                                                      ===================  =================
   Undistributed net investment income .............................................  $            87,570  $          33,336
                                                                                      -------------------  -----------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           MULTI-MANAGER
                                                                                        INTERNATIONAL FUND
                                                                              -------------------------------------
                                                                                 FOR THE                 FOR THE
                                                                                YEAR ENDED             YEAR ENDED
                                                                                 JUNE 30,               JUNE 30,
                                                                                   2010                   2009
                                                                              -------------         ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .............................................        $   4,432,445         $     8,755,953
   Net realized gain (loss) from investments and foreign currency ....           49,294,416            (396,260,153)
   Net change in unrealized appreciation (depreciation)
         on investments ..............................................            8,301,130              30,879,367
                                                                              -------------         ---------------
Net increase (decrease) in net assets resulting from operations ......           62,027,991            (356,624,833)
                                                                              -------------         ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...........................................           (5,607,555)             (8,906,330)
      A Shares .......................................................               (1,310)                 (1,471)
   Net realized gains:
      Institutional Shares ...........................................                   --             (15,211,656)
      A Shares .......................................................                   --                  (2,440)
   Return of capital:
      Institutional Shares ...........................................              (28,033)                     --
      A Shares .......................................................                   (7)                     --
                                                                              -------------         ---------------
Total distributions ..................................................           (5,636,905)            (24,121,897)
                                                                              -------------         ---------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ...........................................           66,812,360             165,820,982
      A Shares .......................................................               31,892                  10,120
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...........................................            2,386,209              16,726,380
      A Shares .......................................................                1,317                   3,911
   Cost of shares redeemed:
      Institutional Shares ...........................................         (272,088,612)           (442,242,347)
      A Shares .......................................................              (36,446)                (12,867)
                                                                              -------------         ---------------
Net decrease in net assets from Fund share transactions ..............         (202,893,280)           (259,693,821)
                                                                              -------------         ---------------
Total decrease in net assets .........................................         (146,502,194)           (640,440,551)

NET ASSETS:
   Beginning of Year .................................................          395,616,171           1,036,056,722
                                                                              -------------         ---------------
   End of Year .......................................................        $ 249,113,977         $   395,616,171
                                                                              =============         ===============
Distributions in excess of net investment income .....................        $    (265,631)        $      (289,192)
                                                                              -------------         ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               MULTI-MANAGER
                                                                                              REAL ASSET FUND
                                                                                     ------------------------------
                                                                                        FOR THE         FOR THE
                                                                                       YEAR ENDED      YEAR ENDED
                                                                                        JUNE 30,        JUNE 30,
                                                                                          2010            2009
                                                                                     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................................        $   1,251,893    $  10,547,643
   Net realized gain (loss) from investments and foreign currency ...........            5,803,947     (128,376,708)
   Net change in unrealized appreciation (depreciation)
         on investments .....................................................           22,591,330     (110,708,372)
                                                                                     -------------    -------------
Net increase (decrease) in net assets resulting from operations .............           29,647,170     (228,537,437)
                                                                                     -------------    -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................................           (8,295,964)     (17,299,904)
      A Shares ..............................................................             (396,565)      (1,213,782)
   Net realized gains:
      Institutional Shares ..................................................                   --      (30,577,405)
      A Shares ..............................................................                   --       (2,341,818)
                                                                                     -------------    -------------
Total distributions .........................................................           (8,692,529)     (51,432,909)
                                                                                     -------------    -------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ..................................................           97,906,262      157,072,906
      A Shares ..............................................................            9,685,149       49,233,830
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................................            2,484,278       27,335,986
      A Shares ..............................................................              371,712        3,373,722
   Cost of shares redeemed:
      Institutional Shares ..................................................         (204,952,550)    (336,536,005)
      A Shares ..............................................................          (14,777,559)     (47,351,338)
                                                                                     -------------    -------------
Net decrease in net assets from Fund share transactions .....................         (109,282,708)    (146,870,899)
                                                                                     -------------    -------------
Total decrease in net assets ................................................          (88,328,067)    (426,841,245)

NET ASSETS:
   Beginning of Year ........................................................          388,336,192      815,177,437
                                                                                     -------------    -------------
   End of Year ..............................................................        $ 300,008,125    $ 388,336,192
                                                                                     =============    =============
Distributions in excess of net investment income ............................        $    (192,087)   $    (744,227)
                                                                                     -------------    -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                   FOR THE YEARS ENDED JUNE 30,
                                                                     ---------------------------------------------------------
                                                                        2010       2009        2008         2007       2006
                                                                     ----------  --------    ---------   ----------  ---------
LARGE-CAP STRATEGY FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR .............................   $     8.61  $  12.28    $   14.40   $    12.33  $   12.05
                                                                     ----------  --------    ---------   ----------  ---------
INVESTMENT OPERATIONS:
   Net investment income (1) .....................................         0.10      0.12         0.09         0.10       0.08
   Net realized and unrealized gain (loss)
      on investments .............................................         0.79     (3.68)       (1.57)        2.16       0.69
                                                                     ----------  --------    ---------   ----------  ---------
      Total from investment operations ...........................         0.89     (3.56)       (1.48)        2.26       0.77
                                                                     ----------  --------    ---------   ----------  ---------

DISTRIBUTIONS:
   From net investment income ....................................        (0.11)    (0.11)       (0.09)       (0.09)     (0.08)
   From net realized gains .......................................           --        --        (0.55)       (0.10)     (0.41)
                                                                     ----------  --------    ---------   ----------  ---------

      Total distributions ........................................        (0.11)    (0.11)       (0.64)       (0.19)     (0.49)
                                                                     ----------  --------    ---------   ----------  ---------
NET ASSET VALUE -- END OF YEAR ...................................   $     9.39  $   8.61    $   12.28   $    14.40  $   12.33
                                                                     ==========  ========    =========   ==========  =========
TOTAL RETURN .....................................................        10.28%   (28.94)%     (10.75)%      18.45%      6.47%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..............................         0.93%     1.00%        0.93%        0.86%      1.00%
      Excluding expense limitations ..............................         1.01%     1.18%        1.00%        0.93%      1.07%
   Net investment income .........................................         0.99%     1.27%        0.67%        0.72%      0.67%
   Portfolio turnover rate .......................................          160%      224%         127%          96%        57%
Net assets at the end of year (000 omitted) ......................   $  118,102  $131,692    $ 242,391   $  252,756  $ 127,610

-------------------

(1) The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                                FOR THE
                                                                                                               PERIOD
                                                                                                          DECEMBER 20, 2005(1)
                                                                  FOR THE YEARS ENDED JUNE 30,                 THROUGH
                                                          ----------------------------------------------       JUNE 30,
                                                             2010        2009        2008        2007            2006
                                                          ----------  ----------  ----------  ----------  -----------------
LARGE-CAP STRATEGY FUND -- A SHARES

NET ASSET VALUE --
   BEGINNING OF PERIOD ...............................    $     8.61  $    12.28  $    14.41  $    12.33  $           12.21
                                                          ----------  ----------  ----------  ----------  -----------------
INVESTMENT OPERATIONS:
   Net investment income (2) .........................          0.07        0.10        0.05        0.06               0.03
   Net realized and unrealized gain
      (loss) on investments ..........................          0.85       (3.68)      (1.56)       2.18               0.10
                                                          ----------  ----------  ----------  ----------  -----------------
      Total from investment operations ...............          0.92       (3.58)      (1.51)       2.24               0.13
                                                          ----------  ----------  ----------  ----------  -----------------
DISTRIBUTIONS:
   From investment income ............................         (0.08)      (0.09)      (0.07)      (0.06)             (0.01)
   From net realized gains ...........................            --          --       (0.55)      (0.10)                --
                                                          ----------  ----------  ----------  ----------  -----------------
      Total distributions ............................         (0.08)      (0.09)      (0.62)      (0.16)             (0.01)
                                                          ----------  ----------  ----------  ----------  -----------------
NET ASSET VALUE -- END OF PERIOD .....................    $     9.45  $     8.61  $    12.28  $    14.41  $           12.33
                                                          ==========  ==========  ==========  ==========  =================
TOTAL RETURN (3) .....................................         10.36%     (29.11)%    (10.98)%     18.26%              1.07%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..................          1.18%       1.25%       1.18%       1.11%              1.25%*
      Excluding expense limitations ..................          1.32%       1.43%       1.30%       1.18%              1.28%*
   Net investment income .............................          0.70%       1.10%       0.39%       0.47%              0.46%*
   Portfolio turnover rate ...........................           160%        224%       127%          96%                57%(4)
Net assets at the end of period (000 omitted) ........    $        2  $       30  $       41  $       12  $              10

------------------

*    Annualized.

**   Not annualized.

(1)    Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                 FOR THE YEARS ENDED JUNE 30,
                                                                 ------------------------------------------------------------
                                                                    2010        2009         2008       2007          2006
                                                                 ----------  ----------   ----------  ----------   ----------
SMALL-CAP STRATEGY FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR ..........................  $     6.57  $     9.16   $    14.11  $    14.20   $    13.92
                                                                 ----------  ----------   ----------  ----------   ----------
INVESTMENT OPERATIONS:
   Net investment income (loss) (1) ...........................        0.09        0.05        (0.02)       0.02        (0.04)
   Net realized and unrealized gain (loss)
      on investments ..........................................        1.32       (2.60)       (2.25)       1.89         1.43
                                                                 ----------  ----------   ----------  ----------   ----------
      Total from investment operations ........................        1.41       (2.55)       (2.27)       1.91         1.39
                                                                 ----------  ----------   ----------  ----------   ----------
DISTRIBUTIONS:
   From net investment income .................................       (0.08)      (0.04)          --       (0.01)          --
   From net realized gains ....................................          --          --        (2.68)      (1.99)       (1.11)
                                                                 ----------  ----------   ----------  ----------   ----------
      Total distributions .....................................       (0.08)      (0.04)       (2.68)      (2.00)       (1.11)
                                                                 ----------  ----------   ----------  ----------   ----------
NET ASSET VALUE -- END OF YEAR ................................  $     7.90  $     6.57   $     9.16  $    14.11   $    14.20
                                                                 ==========  ==========   ==========  ==========   ==========
TOTAL RETURN ..................................................       21.47%     (27.72)%     (18.13)%     14.42%       10.42%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...........................        0.25%       0.75%        1.25%       1.25%        1.25%
      Excluding expense limitations ...........................        1.07%       1.61%        1.92%       1.57%        1.49%
   Net investment income (loss) ...............................        1.14%       0.81%       (0.15)%      0.13%       (0.31)%
   Portfolio turnover rate ....................................          84%        205%         134%        127%          96%
Net assets at the end of year (000 omitted) ...................  $   99,057  $   62,938   $   31,834  $   41,899   $   55,357

------------------

(1) The net investment income (loss) per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                              FOR THE YEARS ENDED JUNE 30,
                                                        ------------------------------------------------------------------------
                                                            2010         2009            2008           2007           2006
                                                        ------------  ------------   ------------    ------------   ------------
MULTI-MANAGER INTERNATIONAL
   FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR .................  $       5.37   $       8.51   $      11.76    $       9.92   $       8.53
                                                        ------------   ------------   ------------    ------------   ------------
INVESTMENT OPERATIONS:
   Net investment income (1) .........................          0.07           0.10           0.18            0.16           0.12
   Net realized and unrealized gain (loss) on
      investments and foreign currency ...............          0.64          (2.93)         (1.24)           2.74           2.08
                                                        ------------   ------------   ------------    ------------   ------------
      Total from investment operations ...............          0.71          (2.83)         (1.06)           2.90           2.20
                                                        ------------   ------------   ------------    ------------   ------------

DISTRIBUTIONS:
   From net investment income ........................         (0.11)         (0.11)         (0.27)          (0.13)         (0.20)
   From net realized gains ...........................            --          (0.20)         (1.92)          (0.93)         (0.61)
   From return of capital ............................            --(2)          --             --              --             --
                                                        ------------   ------------   ------------    ------------   ------------
      Total distributions                                      (0.11)         (0.31)         (2.19)          (1.06)         (0.81)
                                                        ------------   ------------   ------------    ------------   ------------
NET ASSET VALUE -- END OF YEAR .......................  $       5.97   $       5.37   $       8.51    $      11.76   $       9.92
                                                        ============   ============   ============    ============   ============
TOTAL RETURN .........................................         13.10%        (32.82)%       (10.49)%         30.57%         26.70%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..................          1.37%          1.40%          1.15%           1.06%          1.09%
      Excluding expense limitations ..................          1.38%          1.42%          1.16%           1.06%          1.10%
   Net investment income .............................          1.03%          1.64%          1.75%           1.49%          1.24%
   Portfolio turnover rate ...........................           107%           136%           124%             89%           122%
Net assets at the end of year (000 omitted) ..........  $    249,031   $    395,536   $  1,035,939    $  1,129,534   $    819,422

-----------

(1) The net investment income per share was calculated using the average shares outstanding method.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                FOR THE
                                                                                                 PERIOD
                                                                                          DECEMBER 20, 2005(1)
                                                 FOR THE YEARS ENDED JUNE 30,                   THROUGH
                                      -------------------------------------------------         JUNE 30,
                                         2010         2009         2008         2007              2006
                                      ----------   ----------   ----------   ----------   --------------------
MULTI-MANAGER INTERNATIONAL
   FUND -- A SHARES

NET ASSET VALUE --
   BEGINNING OF PERIOD ............   $     5.36   $     8.50   $    11.75   $     9.92   $               9.08
                                      ----------   ----------   ----------   ----------   --------------------

INVESTMENT OPERATIONS:
   Net investment income (2) ......         0.06         0.08         0.15         0.16                   0.09
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency ........         0.63        (2.92)       (1.23)        2.72                   0.84
                                      ----------   ----------   ----------   ----------   --------------------

      Total from investment
         operations ...............         0.69        (2.84)       (1.08)        2.88                   0.93
                                      ----------   ----------   ----------   ----------   --------------------

DISTRIBUTIONS:
   From investment income .........        (0.10)       (0.10)       (0.25)       (0.12)                 (0.09)
   From net realized gains ........           --        (0.20)       (1.92)       (0.93)                    --
   From return of capital .........           --(5)        --           --           --                     --
                                      ----------   ----------   ----------   ----------   --------------------
      Total distributions .........        (0.10)       (0.30)       (2.17)       (1.05)                 (0.09)
                                      ----------   ----------   ----------   ----------   --------------------
NET ASSET VALUE -- END OF
   PERIOD .........................   $     5.95   $     5.36   $     8.50   $    11.75   $               9.92
                                      ==========   ==========   ==========   ==========   ====================
TOTAL RETURN (3) ..................        12.74%      (32.95)%     (10.66)%      30.30%                 10.27%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..............         1.62%        1.65%        1.40%        1.37%                  1.34%*
      Excluding expense
         Limitations ..............         1.63%        1.72%        1.40%        1.37%                  1.36%*
   Net investment income ..........         0.89%        1.53%        1.46%        1.54%                  1.76%*
   Portfolio turnover rate ........          107%         136%         124%          89%                   122%(4)
Net assets at the end of period
   (000 omitted) ..................   $       83   $       80   $      118   $      122   $                 18

----------

*   Annualized.

**  Not annualized.

(1) Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

(5) Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                              FOR THE YEARS ENDED JUNE 30,
                                              -----------------------------------------------------------
                                                2010         2009        2008        2007          2006
                                              --------     --------    --------    --------      --------
MULTI-MANAGER REAL ASSET FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR .....    $  11.61     $  17.75    $  15.33    $  15.06      $  14.18
                                              --------     --------    --------    --------      --------
INVESTMENT OPERATIONS:
   Net investment income (1) .............        0.04         0.28        0.60        0.50          0.50
   Net realized and unrealized gain
     (loss) on investments and foreign
     currency ............................        0.75        (4.99)       2.71        0.24          1.72
                                              --------     --------    --------    --------      --------
     Total from investment operations ....        0.79        (4.71)       3.31        0.74          2.22
                                              --------     --------    --------    --------      --------
DISTRIBUTIONS:
   From net investment income ............       (0.29)       (0.61)      (0.56)      (0.36)        (0.31)
   From net realized gains ...............          --        (0.82)      (0.33)      (0.11)        (1.03)
                                              --------     --------    --------    --------      --------
     Total distributions .................       (0.29)       (1.43)      (0.89)      (0.47)        (1.34)
                                              --------     --------    --------    --------      --------
NET ASSET VALUE -- END OF YEAR ...........    $  12.11     $  11.61    $  17.75    $  15.33      $  15.06
                                              ========     ========    ========    ========      ========
TOTAL RETURN .............................        6.76%      (26.59)%     22.27%       4.89%        16.49%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ......        0.94%        0.82%       0.65%       0.63%         0.98%
      Excluding expense limitations ......        0.95%        0.82%       0.65%       0.65%         1.04%
   Net investment income  ................        0.33%        2.09%       3.64%       3.23%         3.38%
   Portfolio turnover rate ...............         156%         115%         72%         23%           33%
Net assets at the end of year
  (000 omitted) ..........................    $283,703     $368,263    $782,540    $555,007      $280,049

----------

(1) The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                 FOR THE
                                                                                                 PERIOD
                                                                                          DECEMBER 20, 2005 (1)
                                                 FOR THE YEARS ENDED JUNE 30,                    THROUGH
                                       -------------------------------------------------          JUNE 30,
                                          2010         2009         2008         2007              2006
                                       ----------   ----------   ----------   ----------   --------------------
MULTI-MANAGER REAL ASSET FUND --
   A SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .......................   $    11.60   $    17.75   $    15.34   $    15.07   $              13.77
                                       ----------   ----------   ----------   ----------   --------------------

INVESTMENT OPERATIONS:
   Net investment income (2) .......         0.02         0.15         0.63         0.58                   0.26
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency .........         0.75        (4.89)        2.65         0.12                   1.19
                                       ----------   ----------   ----------   ----------   --------------------

      Total from investment
         operations ................         0.77        (4.74)        3.28         0.70                   1.45
                                       ----------   ----------   ----------   ----------   --------------------

DISTRIBUTIONS:
   From investment income ..........        (0.27)       (0.59)       (0.54)       (0.32)                 (0.15)
   From net realized gains .........           --        (0.82)       (0.33)       (0.11)                    --
                                       ----------   ----------   ----------   ----------   --------------------
      Total distributions ..........        (0.27)       (1.41)       (0.87)       (0.43)                 (0.15)
                                       ----------   ----------   ----------   ----------   --------------------

NET ASSET VALUE -- END OF PERIOD ...   $    12.10   $    11.60   $    17.75   $    15.34   $              15.07
                                       ==========   ==========   ==========   ==========   ====================
TOTAL RETURN (3)....................         6.57%      (26.78)%      22.00%        4.62%                 10.50%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ...............         1.19%        1.07%        0.90%        0.89%                  1.23%*
      Excluding expense
        limitations ................         1.20%        1.09%        0.99%        0.90%                  1.27%*
   Net investment income ...........         0.13%        1.15%        3.61%        3.74%                  3.29%*
   Portfolio turnover rate .........          156%         115%          72%          23%                    33%(4)
Net assets at the end of period
   (000 omitted) ...................   $   16,305   $   20,073   $   32,637   $      128   $                 11

----------

*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2010, the Trust offered 12 series, four of which are included in these financial statements. The four series are as follows: Wilmington Large-Cap Strategy Fund ("Large-Cap Strategy Fund"), Wilmington Small-Cap Fund ("Small-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares, except Wilmington Small-Cap Strategy which only offers Institutional Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     Investment grade and high-yield debt and structured debt securities, including restricted debt securities, are valued based on prices provided by independent pricing services or quotations from dealers who make markets in such securities, when a price from the independent pricing services are not available. The pricing service utilizes a matrix pricing model, which is based upon the income approach, and considers benchmark yields or prices of comparable bonds, cash flows information, current day trade information, and dealer supplied bids. Structured debt securities also incorporate collateral analysis. These valuations are generally categorized as Level 2 in the hierarchy. Independent pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are also generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor, using a similar model and inputs noted above, are generally categorized as Level 3 in the hierarchy.

     Over the counter (OTC) derivative contracts, which include forward currency contracts, written options, interest rate swaps, and credit default swaps, do not require material subjectivity and are categorized as Level 2 in the hierarchy. OTC derivative contracts are valued using industry standard valuation models, which are based on an income approach. The significant inputs for these valuation models may include the value of the underlying security or collateral, credit spread curves, interdealer broker rates, benchmark curves and yields, recovery rates, and other individualized security details.

     Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. The amortized cost method, which is based upon the income approach, involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to amortized cost method include purchase cost of security, premium on discount at purchase date and time to maturity.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes, each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     REPURCHASE AGREEMENTS. The Real Asset Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Fund's investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of the agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     SHORT SALES. The Real Asset Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DERIVATIVE FINANCIAL INSTRUMENTS.

     Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

     Summarized below are the specific types of derivative instruments used by the Funds:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund and Real Asset Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time they may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

     FUTURES TRANSACTIONS. The Funds may invest in financial futures contracts for the purposes of hedging their existing portfolios. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS: Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Funds' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised,

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Funds, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

     The Real Asset Fund had transactions in options written during the year ended June 30, 2010 as follows:

                                            NUMBER OF     PREMIUMS
                                            CONTRACTS     RECEIVED
                                            ----------   ----------
Options outstanding at June 30, 2009 ..             48   $   19,823
Options written .......................          9,025      535,179
Options expired .......................         (4,493)    (440,174)
Options exercised .....................             --           --
                                            ----------   ----------
Options outstanding at June 30, 2010 ..          4,580   $  114,828
                                            ==========   ==========

     SWAP AGREEMENTS: Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

     INTEREST RATE SWAPS: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund's exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

     TOTAL RETURN SWAP AGREEMENTS: Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of the commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

     CREDIT DEFAULT SWAP AGREEMENTS: Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or
     (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

     Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

     obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.

     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

     The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

      The following is a summary of the location of derivatives on the Funds' Statements of Assets and Liabilities as of June 30, 2010.

                                                       LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                    ---------------------------------------------------------------------------------------------
            DERIVATIVE TYPE                     ASSET DERIVATIVES                          LIABILITY DERIVATIVES
      ----------------------------  -------------------------------------------  ------------------------------------------------
      Interest rate contracts       Investments in securities, at value.         Options written, at value.
                                    Net unrealized appreciation on swap          Net unrealized depreciation on swap agreements.
                                    agreements.                                  Variation margin payable on futures contracts.
                                    Variation margin receivable on futures
                                    contracts.

      Foreign exchange contracts    Net unrealized appreciation on forward       Net unrealized depreciation on forward foreign
                                    foreign currency exchange contracts.         currency exchange contracts.

      Equity contracts              Investments in securities, at value.         Variation margin payable on futures contracts.
                                    Variation margin receivable on futures
                                    contracts.

      Credit contracts              Net unrealized appreciation on swap          Net unrealized depreciation on swap agreements.
                                    agreements.                                  Premiums received for swap agreements.

                                                        ASSET DERIVATIVE FAIR VALUE
                                       ----------------------------------------------------------------
                                                                       FOREIGN    INTEREST
                                       TOTAL VALUE AT     EQUITY      EXCHANGE       RATE      CREDIT
                                       JUNE 30, 2010     CONTRACTS    CONTRACTS   CONTRACTS   CONTRACTS
                                       --------------   -----------   ---------   ---------   ---------
      International Fund               $    4,118,490   $ 4,021,239   $  97,251   $      --   $      --
      Real Asset Fund                         875,783            --     834,814      28,304      12,665

                                                        LIABILITY DERIVATIVE FAIR VALUE
                                       ----------------------------------------------------------------
                                                                       FOREIGN    INTEREST
                                       TOTAL VALUE AT     EQUITY      EXCHANGE       RATE      CREDIT
                                        JUNE 30, 2010    CONTRACTS    CONTRACTS   CONTRACTS   CONTRACTS
                                       --------------   -----------   ---------   ---------   ---------

      International Fund               $     (116,912)  $   (19,404)  $ (97,508)  $      --   $      --
      Real Asset Fund                        (828,436)           --    (682,726)   (105,828)    (39,882)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      The effects of derivative instruments on the Statements of Operations for the year ended June 30, 2010 are as follows:

      DERIVATIVE TYPE                                      LOCATION OF THE STATEMENTS OF OPERATIONS
      ----------------------------     -------------------------------------------------------------------------------------
      Equity contracts                 Net realized gain (loss) on investments
                                       Net change in unrealized appreciation (depreciation) on investments

      Foreign exchange contracts       Net realized gain (loss) on foreign currency transactions
                                       Net change in unrealized appreciation (depreciation) on foreign currency translation

                                       REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                       --------------------------------------------------------------------------
                                                                          FOREIGN       INTEREST
                                       TOTAL VALUE AT       EQUITY        EXCHANGE        RATE         CREDIT
                                        JUNE 30, 2010     CONTRACTS      CONTRACTS      CONTRACTS     CONTRACTS
                                       --------------     ----------     ----------     ---------     ---------
      International Fund               $      725,851     $  447,835     $  278,016     $      --     $      --
      Real Asset Fund                       2,791,036          3,650      1,480,385     1,408,755      (101,754)

                                             CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                                              DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                       -----------------------------------------------------------------
                                                                      FOREIGN     INTEREST
                                       TOTAL VALUE AT     EQUITY      EXCHANGE      RATE       CREDIT
                                        JUNE 30, 2010   CONTRACTS    CONTRACTS    CONTRACTS   CONTRACTS
                                       --------------   ----------   ----------   ---------   ---------
      International Fund               $      444,834   $  401,922   $   42,912   $      --   $      --
      Real Asset Fund                       2,336,232           --    2,341,441       8,833     (14,042)

      For the year ended June 30, 2010, the Funds' average volume of derivative activities is as follows:

                                                                                 FORWARD       FORWARD
                                                     FUTURES       FUTURES       CURRENCY      CURRENCY
                                        WRITTEN        LONG         SHORT      CONTRACTS -    CONTRACTS -
                                       OPTIONS(1)  POSITIONS(2)  POSITIONS(2)  PURCHASED(3)      SOLD(4)
                                       ----------  ------------  ------------  ------------  -------------
      International Fund               $       --  $    354,874  $         --  $  3,235,836  $  (4,044,780)
      Real Asset Fund                    (180,441)   51,842,853    (2,424,608)   18,376,285   (115,304,313)

                                                                        CREDIT
                                            INTEREST       TOTAL         DEFAULT
                                             RATE         RETURN        SWAPS
                                             SWAPS(5)     SWAPS(5)    AS WRITER(5)
                                          -----------   -----------   -----------
      International Fund                  $        --   $        --   $        --
      Real Asset Fund                       5,021,180     1,200,000     1,667,391

(1)   Premium Received.

(2)   Average Notional Value.

(3)   Value at Settlement Date Payable.

(4)   Value at Settlement Date Receivable.

(5)   Notional Amount.

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-advisor to the Large-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      subsidiary of Wilmington Trust Corporation and under common control with RSMC, also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

                                           GROSS         FEES
                                            FEES        WAIVED    % OF AVERAGE DAILY NET ASSETS
                                         ----------   ---------   ----------------------------------
      LARGE-CAP STRATEGY FUND
      RSMC                               $  501,788   $(109,856)  0.35% of average daily net assets

      Armstrong Shaw
         Associates Inc. ("ASA")(1,3)        37,188          --   0.50% of the first $25 million
                                                                  under ASA's management;
                                                                  0.45% of the next $25 million;
                                                                  and 0.40% over $50 million
      Montag & Caldwell,
         Inc. ("M&C")(1,4)                  173,363          --   0.65% of the first $10 million
                                                                  under M&C's management;
                                                                  0.50% of the next $10 million;
                                                                  0.35% of the next $50 million;
                                                                  and 0.25% over $70 million

      First Quadrant, L.P. ("FQ")(1,4)      169,763          --   0.50% of the first $75 million
                                                                  under FQ's management;
                                                                  0.35% of the next $75 million;
                                                                  0.30% of the next $150
                                                                  million; and 0.21% over
                                                                  $300 million
      WTIM--
         Fundamental strategy                86,034          --   0.40% on the first $10 million
                                                                  in assets allocated to the
                                                                  Fundamental strategy; 0.35%
                                                                  on the next $15 million; and
                                                                  0.30% over $25 million
      WTIM--
         Quantitative strategy(4)            54,217          --   0.15% on the first $1 billion
                                                                  in assets allocated to the
                                                                  Quantitative strategy; 0.10%
                                                                  on the next $1 billion; and
                                                                  0.05% over $2 billion

      SMALL-CAP STRATEGY FUND
      RSMC                                  258,497    (603,585)  0.35% of average daily net assets

      WTIM--
         Quantitative strategy              147,732          --   0.20% on the first $1 billion
                                                                  in assets allocated to the
                                                                  Quantitative strategy; 0.15%
                                                                  on the next $1 billion;
                                                                  and 0.10% over $2 billion

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                              GROSS       FEES
                                              FEES       WAIVED       % OF AVERAGE DAILY NET ASSETS
                                           ----------   --------   -----------------------------------
      INTERNATIONAL FUND
      RSMC                                 $1,503,327   $     --   0.35% of average daily net assets

      Goldman Sachs Asset
         Management, L.P.(1)                  322,230    (13,464)  0.50% of average daily net assets

      Artio Global Management, LLC
         ("Artio") (Formerly Julius Baer
         Investment Management, Inc.)(2)      197,448         --   0.50% of average daily net assets

      Acadian Asset Management
         LLC ("Acadian")                      266,027         --   0.75% of the first $25 million
                                                                   under Acadian's management;
                                                                   0.65% of the next $25 million;
                                                                   0.50% of the next $100 million;
                                                                   and 0.40% over $150 million

      Dimensional Fund Advisors LP
         ("DFA")(1)                           263,543    (47,005)  0.45% of the first $50 million
                                                                   under DFA's management; and
                                                                   0.30% over $50 million

      Parametric Portfolio
         Associates, Inc. ("PPA")--
         Emerging Markets Strategy            742,451         --   0.80% on first $100 million under
                                                                   PPA's management; 0.75% over
                                                                   $100 million

      Parametric Portfolio
         Associates, Inc. ("PPA")--
         Developed Country Index
         Replication Strategy(1)              117,139    (16,061)  0.275% on first $50 million under
                                                                   PPA's management; 0.20% over
                                                                   $50 million

      Principal Global Investors, LLC
         ("Principal")                        348,276         --   0.75% of average daily net assets

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                                             GROSS         FEES
                                              FEES        WAIVED      % OF AVERAGE DAILY NET ASSETS
                                           ----------   ---------   ---------------------------------

      REAL ASSET FUND
      RSMC                                 $1,357,350   $      --   0.35% of average daily net assets

      RSMC--Enhanced
         Cash strategy                         15,245          --   For assets allocated to the
                                                                    Enhanced Cash strategy, an
                                                                    additional fee as follows:
                                                                    0.08% on the assets allocated to
                                                                    the Enhanced Cash strategy

      ING Clarion Real Estate
         Securities, LP ("ING")(1)            345,554     (21,368)  0.65% on the first $50 million
                                                                    under ING's management; 0.55%
                                                                    on the next $50 million; and
                                                                    0.45% over $100 million

      EII Realty Securities, Inc.
         ("EII")(1)                           249,258          --   0.65% on the first $100 million
                                                                    under EII's management; and
                                                                    0.60% over $100 million.

      Pacific Investment Management
         Company LLC ("PIMCO")                311,115          --   0.2875% on the average daily net
                                                                    assets under PIMCO's management.

      Sinopia Asset Management
         ("Sinopia")                          132,157          --   0.20% on the first $100 million
                                                                    under Sinopia's management;
                                                                    0.15% on the next $400 million;
                                                                    and 0.10% over $ 500 million.

----------
(1) Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) Effective December 3, 2009, Artio receives an annual fee paid monthly as follows: if the average daily net assets under Artio's management for the month is less than $125 million, the applicable annual fee is 0.50% on average daily net assets; if the average daily net assets under Artio's management for the month is $125 million or more, the applicable annual fee is 0.45% on the first $100 million of average daily net assets and 0.40% on average daily net assets in excess of $100 million.

(3) On March 1, 2010, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreements with Armstrong Shaw Associates, Inc. to be effective March 11, 2010.

(4) On June 14, 2010, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreements with First Quadrant, LP and Montag & Caldwell, Inc. to be effective June 14, 2010. In addition, the Board approved a revised investment strategy, under which WTIM, as subadviser, will continue to manage the assets using a quantitative approach.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                                                     EXPENSE LIMITATION*   EXPIRATION DATE
                                                     ------------------   ----------------
      Large-Cap Strategy Fund(1) .................          0.25%         October 31, 2011
      Small-Cap Strategy Fund ....................          0.25%         October 31, 2011

* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

(1) For the period July 1, 2009 to June 13, 2010, the expense limitation was 1.00%.

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2010 are shown separately on the statements of operations.

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2010 are shown separately on the statements of operations.

      PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds. Fees for these services, for the year ended June 30, 2010, are shown separately on the statement of operations.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank, N.A. serves as the foreign custody manager for the International Fund and the Real Asset Fund. The Funds pay WTC for its services as custodian. The fees

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      for these services for the year ended June 30, 2010 are shown separately on the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

      Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2010 were as follows:

      Large-Cap Strategy Fund ..................................   $213,779
      Small-Cap Strategy Fund ..................................    125,862
      International Fund .......................................    195,562
      Real Asset Fund ..........................................     62,403

5. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2010, purchases and sales of investment securities (excluding government securities and short-term investments) were as follows:

                                              LARGE-CAP STRATEGY FUND   SMALL-CAP STRATEGY FUND
                                              -----------------------   -----------------------
      Purchases ........................           $ 222,852,702              $ 90,940,357
      Sales ............................             250,788,415                62,026,268

                                             INTERNATIONAL FUND     REAL ASSET FUND
                                             ------------------     ---------------
      Purchases ........................        $ 436,507,811        $ 543,968,934
      Sales ............................          638,494,641          692,219,161

      Purchases and sales of long-term U.S. Government and agency securities during the year ended June 30, 2010, were as follows:

                                           LARGE-CAP STRATEGY FUND   SMALL-CAP STRATEGY FUND
                                           -----------------------   -----------------------
      Purchases ........................          $      --                 $     --
      Sales ............................                 --                       --

                                           INTERNATIONAL FUND    REAL ASSET FUND
                                           ------------------   ------------------
      Purchases ........................       $    --             $ 17,787,050
      Sales ............................            --                  545,890

6. SECURITIES LENDING AGREEMENT. Large-Cap Strategy Fund and Small-Cap Strategy Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

      In the event the borrower fails to return loaned securities, and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

7. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2010 and 2009 for the Institutional Shares and A Shares were as follows:

                                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                       JUNE 30, 2010                JUNE 30, 2009
                                                --------------------------   ---------------------------
                                                INSTITUTIONAL                INSTITUTIONAL
                                                    SHARES       A SHARES        SHARES       A SHARES
                                                -------------   ----------   -------------   -----------
      LARGE-CAP STRATEGY FUND
      Sold ..................................       4,910,967           --       5,908,058            --
      Issued in fund merger (Note 8) ........              --           --       1,006,489           935
      Issued on reinvestment of distributions          95,120            8         122,950            42
      Redeemed ..............................      (7,727,637)      (3,311)    (11,471,690)         (769)
                                                -------------   ----------   -------------   -----------
      Net Increase (Decrease) ...............      (2,721,550)      (3,303)     (4,434,193)          208
                                                =============   ==========   =============   ===========
      SMALL-CAP STRATEGY FUND
      Sold ..................................       8,841,740           --       9,931,006         1,621
      Issued in fund merger (Note 8) ........              --           --         484,061           914
      Issued on reinvestment of distributions          34,953            2          30,914            18
      Redeemed ..............................      (5,916,246)      (2,010)     (4,342,017)       (1,628)
                                                -------------   ----------   -------------   -----------
      Net Increase (Decrease) ...............       2,960,447       (2,008)      6,103,964           925
                                                =============   ==========   =============   ===========
      MULTI-MANAGER INTERNATIONAL FUND
      Sold ..................................      10,500,673        4,782      30,827,808         2,051
      Issued on reinvestment of distributions         376,474          209       3,401,933           801
      Redeemed ..............................     (42,799,809)      (5,917)    (82,288,071)       (1,856)
                                                -------------   ----------   -------------   -----------
      Net Increase (Decrease) ...............     (31,922,662)        (926)    (48,058,330)          996
                                                =============   ==========   =============   ===========
      MULTI-MANAGER REAL ASSET FUND
      Sold ..................................       7,954,319      788,494      12,113,316     3,245,994
      Issued on reinvestment of distributions         197,794       29,675       2,272,993       277,060
      Redeemed ..............................     (16,456,624)  (1,200,714)    (26,743,669)   (3,631,596)
                                                -------------   ----------   -------------   -----------
      Net Decrease ..........................      (8,304,511)    (382,545)    (12,357,360)     (108,542)
                                                =============   ==========   =============   ===========

8. MERGERS. On October 17, 2008, the Small-Cap Strategy Fund acquired all of the assets and liabilities of the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") in exchange for shares of the Small-Cap Strategy Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Small Company Fund. The Small-Cap Strategy Fund's acquisition of the Small Company Fund was accomplished through the tax free exchange of the outstanding shares of the Small Company Fund, 554,961 Institutional Shares and 1,040 A Shares, on October 17, 2008 (valued at $3,350,514 and $6,272, respectively) for 484,061 Institutional Shares and 914 A Shares of the Small-Cap Strategy Fund. The net assets and net unrealized depreciation of the Small Company Fund as of the close of business on October 17, 2008 were $3,356,786 and $1,834,974, respectively. Prior to the acquisition on October 17, 2008, the Small-Cap Strategy Fund had net assets of $61,542,816. After the acquisition the Small-Cap Strategy Fund had net assets of $64,899,602. The Small Company Fund had a capital loss of $462,139 as of the merger date which is available to offset future gains of the Small-Cap Strategy Fund (subject to limitations imposed by the Internal Revenue Code and

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      the regulations thereunder). If not utilized against future gains, $138,079 of the capital loss carryforward will expire on June 30, 2015 and $324,060 will expire on June 30, 2016.

      On October 17, 2008, the Large-Cap Strategy Fund acquired all of the assets and liabilities of the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") in exchange for shares of the Large-Cap Strategy Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Large Company Fund. The Large-Cap Strategy Fund's acquisition of the Large Company Fund was accomplished through the tax free exchange of the outstanding shares of the Large Company Fund, 1,459,715 Institutional Shares and 1,356 A Shares, on October 17, 2008 (valued at $8,882,355 and $8,250, respectively) for 1,006,489
      Institutional Shares and 935 A Shares of the Large-Cap Strategy Fund. The net assets and net unrealized depreciation of the Large Company Fund as of the close of business on October 17, 2008 were $8,890,605 and $4,505,674, respectively. Prior to the acquisition on October 17, 2008, the Large-Cap Strategy Fund had net assets of $174,760,441. After the acquisition the Large-Cap Strategy Fund had net assets of $183,651,046. The Large Company Fund had a capital loss of $2,043,157 as of the merger date which is available to offset future gains of the Large-Cap Strategy Fund (subject to limitations imposed by the Internal Revenue Code and the regulations thereunder). If not utilized against future gains, this capital loss carryforward will expire on June 30, 2016.

9. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

      As of June 30, 2010, the following reclassifications were made within the capital accounts to reflect permanent differences relating to foreign currency gains and losses, non-deductible expenses, and the tax treatment of dividends received, paydown losses, swaps and investments in real estate investment trusts, passive foreign investment companies and partnerships:

                                                  LARGE-CAP       SMALL-CAP     INTERNATIONAL   REAL ASSET
                                                STRATEGY FUND   STRATEGY FUND        FUND          FUND
                                                -------------   -------------   -------------   -----------
      Undistributed net investment
         income (accumulated loss) ..........   $          (9)  $       2,869   $   1,199,981   $ 7,992,776
      Accumulated net realized gain
         (loss) on investments .... .........          (3,040)         (2,690)     (1,199,981)   (7,993,499)
      Paid-in capital ............. .........           3,049            (179)             --           723

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      The tax character of distributions paid during the years ended June 30, 2010 and 2009, respectively, were as follows:

                                                  LARGE-CAP       SMALL-CAP     INTERNATIONAL     REAL ASSET
                                                STRATEGY FUND   STRATEGY FUND        FUND            FUND
                                                -------------   -------------   -------------     -----------
      YEAR ENDED JUNE 30, 2010
      Ordinary income .......................   $   1,560,125   $     789,143   $   5,608,865     $ 8,692,529
      Long-term capital gains ...............              --              --              --              --
      Return of capital .....................              --              --          28,040              --
                                                -------------   -------------   -------------     -----------
         Total distributions ................   $   1,560,125   $     789,143   $   5,636,905     $ 8,692,529
                                                =============   =============   =============     ===========

      YEAR ENDED JUNE 30, 2009
      Ordinary income .......................   $   2,041,688   $     382,325   $   8,908,391     $26,830,976
      Long-term capital gains ...............              --              --      15,213,506      30,435,357
                                                -------------   -------------   -------------     -----------
         Total distributions ................   $   2,041,688   $     382,325   $  24,121,897     $57,266,333
                                                =============   =============   =============     ===========

      As of June 30, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                   LARGE-CAP      SMALL-CAP     INTERNATIONAL    REAL ASSET
                                                STRATEGY FUND   STRATEGY FUND       FUND            FUND
                                                -------------   -------------   -------------   -------------
      Undistributed ordinary income .........   $      75,804   $     104,644   $          --   $   5,400,445
      Undistributed long-term capital
         gains ..............................              --              --              --              --
      Capital loss carryforwards ............     (66,988,087)    (21,261,472)   (346,078,868)   (144,181,136)
      Post-October capital and currency
         losses .............................              --              --              --              --
      Other temporary differences ...........         (37,099)        (11,102)         (5,249)       (160,741)
      Net unrealized appreciation
         (depreciation) of investment
         and foreign currencies .............       1,120,996       1,100,535      (9,746,226)     (6,239,576)
                                                -------------   -------------   -------------   -------------

      Total accumulated earnings
         (deficit) ..........................   $ (65,828,386)  $ (20,067,395)$  (355,830,343   $(145,181,008)
                                                =============   =============   =============   =============

      The differences between book basis and tax basis components of accumulated earnings are primarily attributable to deferred trustees' fees, tax deferral of losses on wash sales and straddles, as well as tax adjustments related to real estate investment trusts, passive foreign investment companies, treasury inflation protected securities, futures contracts, foreign currency contracts and partnerships.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2010, the capital loss carryforwards that will expire are as follows:

                                                  LARGE-CAP       SMALL-CAP     INTERNATIONAL    REAL ASSET
                                                STRATEGY FUND   STRATEGY FUND       FUND            FUND
                                                -------------   -------------   -------------   -------------
      06/30/2017 ............................   $  16,951,239   $   2,922,479   $ 109,475,264   $          --
      06/30/2018 ............................      50,036,848      18,338,993     236,603,604     144,181,136

      During the fiscal year ended June 30, 2010, the preceding funds did not utilize any of their capital loss carryforwards.

10. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

11. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires disclosure in the financial statements.

      On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (U.S.) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      REPORT OF ERNST & YOUNG LLP,
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (the "Funds") (four of the series constituting WT Mutual Fund) as of June 30, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund series of WT Mutual Fund at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
August 27, 2010

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2010, certain dividends may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividends from net investment income plus short-term capital gain distributions, if any) for the Funds may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

The percentage of ordinary income dividends that qualify is as follows:

      Large-Cap Strategy Fund ...............   100.00%
      Small-Cap Strategy Fund ...............    58.69%
      International Fund ....................   100.00%
      Real Asset Fund .......................     3.12%

For the fiscal year ended June 30, 2010, certain dividends qualify for the dividends-received deduction for corporate shareholders. The percentage of ordinary income dividends that qualify is as follows:

      Large-Cap Strategy Fund ...............   100.00%
      Small-Cap Strategy Fund ...............    59.57%

The International Fund paid foreign taxes of $824,775 and recognized foreign source income of $10,160,061. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates such amounts as having been paid in connection with dividends distributed from investment taxable income during the fiscal year ended June 30, 2010.

In January 2011, shareholders will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2010, including any distributions paid between July 1, 2010 and December 31, 2010.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
    TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES


        NAME AND              POSITION(S) HELD
     DATE OF BIRTH,              WITH TRUST,                    PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN        TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
      FUND COMPLEX             LENGTH OF TIME                    OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)            SERVED                          HELD BY TRUSTEE
-----------------------   ---------------------------   --------------------------------------
TED T. CECALA(2)          Trustee                       Director, Chairman of the Board, and
Date of Birth: 1/49                                     Chief Executive Officer of Wilmington
                          Shall serve until death,      Trust Corporation and Wilmington Trust
12 Funds                  resignation or removal.       Company since 1996; Member of the
                          Trustee since August 2007.    Board of Managers of Cramer Rosenthal
                                                        McGlynn, LLC and Roxbury Capital
                                                        Management, LLC (registered investment
                                                        advisers).

                                                        Wilmington Trust Corporation;
                                                        Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)    Trustee                       Retired since February 2006; Executive
Date of Birth: 2/49                                     Vice President of Wilmington Trust
                          Shall serve until death,      Company from February 1996 to
12 Funds                  resignation or removal.       February 2006; President of Rodney
                          Trustee since October 1998,   Square Management Corporation
                          President and Chairman of     ("RSMC") from 1996 to 2005; Vice
                          the Board from October 1998   President of RSMC 2005 to 2006.
                          to January 2006.

                                                        FundVantage Trust (19 portfolios);
                                                        Optimum Fund Trust (6 portfolios)
                                                        (registered investment companies).


(1) The "Fund Complex" currently consists of the Trust (12 funds) and CRM Mutual Fund Trust (7 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his previous position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust. On June 3, 2010, Mr. Cecala retired from Wilmington Trust Corporation and Wilmington Trust Company and effective July 19, 2010, resigned from the Board of Trustees of the WT Mutual Fund.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
    TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES


        NAME AND               POSITION(S) HELD
     DATE OF BIRTH,              WITH TRUST,                      PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN         TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
      FUND COMPLEX              LENGTH OF TIME                      OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)             SERVED                            HELD BY TRUSTEE
-----------------------   ---------------------------   --------------------------------------------
ROBERT ARNOLD             Trustee                       Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                     Co., Inc. (financial consulting) since 1989.
                          Shall serve until death,
12 Funds                  resignation or removal.       First Potomac Realty Trust (real estate
                          Trustee since May 1997.       investment trust).

DR. ERIC BRUCKER          Trustee                       Professor of Economics, Widener
Date of Birth: 12/41                                    University since 2002; formerly Dean,
                          Shall serve until death,      School of Business Administration of
12 Funds                  resignation or removal.       Widener University from 2001 to 2004;
                          Trustee since October 1999.   Dean, College of Business, Public Policy
                                                        and Health at the University of Maine
                                                        from September 1998 to June 2001.

                                                        None

NICHOLAS GIORDANO         Trustee and Chairman of       Consultant, financial services
Date of Birth: 3/43       the Board                     organizations from 1997 to present;
                                                        Interim President, LaSalle University
12 Funds                  Shall serve until death,      from 1998 to 1999; President and Chief
                          resignation or removal.       Executive Officer, Philadelphia Stock
                          Trustee since October 1998.   Exchange from 1981 to 1997.

                                                        Kalmar Pooled Investment Trust;
                                                        The RBB Fund, Inc. (19 portfolios)
                                                        (registered investment companies);
                                                        Independence Blue Cross; IntriCon
                                                        Corporation (industrial furnaces and
                                                        ovens).

LOUIS KLEIN, JR.*         Trustee                       Self-employed financial consultant
Date of Birth: 5/35                                     since 1991.
                          Shall serve until death,
19 Funds                  resignation or removal.       CRM Mutual Fund Trust (7 portfolios)
                          Trustee since October 1999.   (registered investment companies); WHX
                                                        Corporation (industrial manufacturer).

* Mr. Klein has reached the mandatory retirement age for the Board of Trustees and will be retiring by December 31, 2010.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
    TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)


        NAME AND               POSITION(S) HELD
     DATE OF BIRTH,              WITH TRUST,                     PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN         TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
      FUND COMPLEX              LENGTH OF TIME                     OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)            SERVED                            HELD BY TRUSTEE
-----------------------   ---------------------------   ---------------------------------------
THOMAS LEONARD            Trustee                       Retired since 2008; former Partner with
Date of Birth: 2/49                                     PricewaterhouseCoopers (public
                          Shall serve until death,      accounting) from May 1970 to June 2008.
12 Funds                  resignation or removal.
                          Trustee since July 2008.      Alpha One Capital Partner, LLC
                                                        (3 portfolios) (unregistered investment
                                                        companies)

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                    WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                DURING PAST FIVE YEARS,
   NAME, ADDRESS AND              LENGTH OF TIME                    OTHER DIRECTORSHIPS
    DATE OF BIRTH                     SERVED                                HELD
------------------------   ------------------------------   ----------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of BNY Mellon
                           is elected and qualified.        Investment Servicing (U.S.) Inc.
                           Officer since September 2005.    (formerly, PNC Global Investment
                                                            Servicing (U.S.), Inc. from January
                                                            2005 to July 2005; Vice President of
                                                            Administration, 1838 Investment Advisors,
                                                            LP from 1999 to 2005; Chief Compliance
                                                            Officer, 1838 Investment Advisors,
                                                            LP from 2004 to 2005.

                                                            Wilmington Trust Investment
                                                            Management, LLC

CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A


WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
    TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                      WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
   NAME, ADDRESS AND                LENGTH OF TIME                    OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                HELD
------------------------   ------------------------------   ---------------------------------------
JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance-Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

                                                            N/A

ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.

                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2010 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.


TRUSTEES                   OFFICERS
Nicholas A. Giordano       John J. Kelley
Chairman of the Board      President & Chief Executive Officer

Robert H. Arnold           John C. McDonnell
                           Vice President, Chief Financial Officer
                           & Treasurer

Dr. Eric Brucker           Edward W. Diffin Jr.
                           Vice President & Secretary

Ted T. Cecala

Robert J. Christian        Clayton M. Albright
                           Vice President

Louis Klein Jr.            Joseph M. Fahey Jr.
                           Vice President

Thomas Leonard             Anna M. Bencrowsky
                           Vice President, Chief Compliance Officer
                           & Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE SMALL-CAP STRATEGY FUND AND THE WILMINGTON MULTI-MANAGER FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON  |
     FUNDS                                                        MULTI_ANN_6/10

                                                          ASSET ALLOCATION FUNDS
                                                   ANNUAL REPORT | JUNE 30, 2010

                                                     AGGRESSIVE ASSET ALLOCATION
                                                   CONSERVATIVE ASSET ALLOCATION

                             WILMINGTON | [GRAPHIC]
                                  FUNDS

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

CONTENTS                                                                    page
President's Message ......................................................     3
Expense Disclosure .......................................................    13
Disclosure of Portfolio Holdings .........................................    15
Investments ..............................................................    16
Financial Statements .....................................................    18
Financial Highlights .....................................................    22
Notes to Financial Statements ............................................    26
Report of Independent Registered Public Accounting Firm ..................    32
Tax Information ..........................................................    33
Trustees and Officers ....................................................    34

DEFINITIONS OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged. All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL INTERMEDIATE U.S. CORPORATE INDEX is an unmanaged index of the USD-denominated, investment grade, fixed-rate, taxable corporate bonds issued by industrial, utility, and financial companies. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $250 million.

BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $150 million.

DOW JONES GLOBAL AGGRESSIVE PORTFOLIO INDEX(SM) AND DOW JONES GLOBAL MODERATELY CONSERVATIVE PORTFOLIO INDEX(SM) measure the performance of aggressive and conservative portfolios based on incremental levels of potential risk. The indices are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

MSCI ALL COUNTRY WORLD EX-US INDEX is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of May 2010, the MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      DEFINITION OF INDICES -- CONTINUED

MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

THE DOW JONES INDICES ARE A SERVICE MARK OF DOW JONES & COMPANY, INC.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

BARCLAYS CAPITAL INTERMEDIATE U.S. CORPORATE INDEX, BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT INDEX AND BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX (C) BARCLAYS CAPITAL.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

S&P 500 IS A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

   Virtually all major equity indices posted positive returns for the Asset Allocation Funds' fiscal year ended June 30, 2010. For the year, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market U.S. equities, large-cap U.S. equities and small-cap U.S. equities, returned +15.7%, +15.2%, and +21.5% respectively. International equity benchmarks also posted gains, with the MSCI All-Country World (Net) ex-US Index returning +10.4% for the year.

   Risk was rewarded in fixed-income markets during the year, as spreads narrowed and the corporate and high-yield segments outperformed broad bond markets. High-yield bonds, as measured by the Barclays Capital U.S. Corporate High-Yield Index, returned +26.8% for the 1-year period ended June 30, 2010. The Barclays Capital Intermediate U.S. Corporate Index returned +14.2% for the year, while the Barclays Capital Intermediate U.S. Government Index posted a +5.7% gain.

   While the year's broad-based gains are encouraging, they mask near-term events that have begun to cast doubt on the sustainability of the unfolding economic recovery. Equity returns for the year-to-date 2010 period ended June 30 are broadly negative, with the large-cap S&P 500 Index returning -6.6%, the small-cap Russell 2000 Index returning -1.9%, and the MSCI All Country World
(Net) ex-US Index returning -11.1%.

   In the first half of the fiscal year, risky assets rose as the economic recovery gained traction. Real GDP (Gross Domestic Product) rose 2% in the third quarter of 2009, and finished the year with a very strong 5.6% gain. The dollar fell steadily during this period, as the government's substantial stimulus programs and low rates drove demand for higher yielding currencies. The potential for asset bubbles, driven by the weak dollar, became a regular topic of discussion as calendar 2009 approached an end. Corporate profits improved and, significantly, began to surpass expectations on the revenue line, signaling a transition to real growth as opposed to cost cutting. Improvements in the labor market remained challenging in 2009, with the market limited to the satisfaction derived from fewer job losses as opposed to actual gains. Forecasts for inflation and the timing of eventual Fed rate hikes were, not surprisingly, varied as 2009 closed. As we entered 2010, our forecast called for moderate growth (GDP Range 2.6%-3.2%) in an environment of restrained inflation
(Consumer Price Index Range 1.5%-2%).

   The second half of the fiscal year presented a more challenging environment. Early in 2010, the sovereign debt issues impacting Europe surfaced, initially focused on Greece, but with mounting concern for Portugal, Italy, and Spain. The weak dollar quickly reversed course, as investors abandoned the troubled Euro. While the European Union acted decisively to address the issue, the negative fallout has persisted, with fears of contagion not entirely assuaged. International equities have retreated, with the MSCI EAFE (Net) Index of developed international markets returning -13.2% for the 2010 year-to-date period ended June 30. Credit spreads have widened, and U.S. government yields have fallen in a flight to safety. The yield on the 10-year Treasury note fell below the 3% level as the second quarter of 2010 came to a close.

   The sovereign debt issues of Europe proved an unwelcome development in an otherwise improving U.S. economy. Job growth, while still sluggish, finally turned positive in 2010, with an average of 98,000 jobs per month added in the first half of the year. First quarter GDP rose a healthy 3%, with inflation still restrained. If dollar strength persists, the negative impact to U.S. manufacturers may weigh on growth in coming quarters. The U.S. economy also faces the headwinds of expiring government stimulus programs, and an economic response that has simply not been proportional to the level of stimulus provided. The

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

first-time home buyer's federal income tax credit expired on April 30. The impact was immediate, with May new home sales falling to 300,000, the lowest level since the data series was created in 1963. The stimulus programs enacted to drive the economy have produced an enormous deficit that totaled $1.42 trillion, or 10% of GDP in fiscal 2009. This commitment, despite its enormity, yielded growth in hourly earnings that measured just 1.7% at the end of second quarter 2010--not a lot of reflationary return on investment.

   After a reasonably strong start to 2010, the potential for decelerating growth has emerged, with risk at an elevated level. This environment demands a disciplined process to differentiate opportunities and, significantly, to control risks. We look forward to meeting these demands, and thank you for the opportunity to serve on your behalf.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

   Institutional Shares of Wilmington Aggressive Asset Allocation Fund (the "Aggressive Fund" or "Fund") recorded a total return of +11.80% for the 12 months ended June 30, 2010. The Fund delivered positive absolute returns for the period, but underperformed its benchmarks. The Dow Jones Global Aggressive Portfolio Index (the "DJ Aggressive Index"), which includes a mix of equities from the United States, developed international markets, and emerging markets, gained +18.67% for the 12 month period. The S&P 500 Index, which is dominated by large-capitalization U.S. companies, also outpaced the Fund, returning +14.43%.

   The fiscal year was a tale of two halves. The first half of the fiscal year, ended December 31, 2009, saw a continuation of the rally in risky assets that initiated in March 2009. Collectively, benchmark indices of the equity asset class components of the Aggressive Fund rose a minimum of 20 percent in the 6-month period ended December 31, 2009, with emerging market equities and global real estate securities returning more than 30 percent. The Fund maintained a 17 percent allocation to real assets during this period. The Fund gains exposure to real assets, which includes commodity and real estate-related securities and global inflation-linked bonds, by investing in the Wilmington Multi-Manager Real Asset Fund. Real assets generally recorded solid gains in the second half of 2009, but could simply not keep pace with the equity markets, particularly given the exposure to more conservative global inflation-linked bonds.

   The second half of the fiscal year, ended June 30, 2010, saw the sovereign debt issues of Europe move center stage. Fears of contagion and the potential for European issues to derail the unfolding global recovery pushed risky asset returns to negative territory in the first half of 2010. Against this backdrop, the Aggressive Fund's exposure to real assets was a benefit, as the asset class produced relative returns that were attractive when measured against the equity-focused DJ Aggressive Index benchmark, or the S&P 500 Index. The Fund's exposure to high-yield bonds was also beneficial, with the high-yield fixed income class, as measured by the Barclays Capital U.S. Corporate High-Yield Index, returning +4.5% for the 2010 year-to-date period ended June 30, 2010, and +26.8% for the 1-year trailing period ended June 30, 2010. This contrasts nicely with returns of the S&P 500 Index of -6.6% for 2010 year-to-date, and +14.4% on a trailing 1-year basis. The Fund exited the fiscal year with approximately 15 percent of its assets allocated to high-yield fixed income.

   On the negative side, exposure to developed international equities detracted from performance, as the MSCI EAFE (Net) Index of developed international markets suffered the impact of the European sovereign debt crisis, returning -13.2% for the 2010 year-to-date period ended June 30, 2010, and +5.9% on a trailing 1-year basis. The Aggressive Fund entered the fiscal year with a 40 percent allocation to

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

international equities, and entered 2010 with a 39 percent weight, but finished the fiscal year with a 20 percent allocation to the asset class.

    Tactical shifts implemented within the Aggressive Fund were concentrated in the second half of the fiscal year, and were focused on issues impacting the international equity asset class. As noted earlier, the allocation to international equities within the Aggressive Fund was reduced from 39 percent of the assets to 20 percent by year end. The initial tactical shift was approved during April 2010, moving 9 percent of international equity to large-cap domestic equity. This shift was effective in shielding a portion of the Fund's assets from underperformance of international stocks during the month of May, with the MSCI EAFE (Net) Index returning -11.5% for the month, versus -8.0% for the S&P 500. As the European situation deteriorated during the month of May, an additional 10 percent reallocation from international equity was approved, initially allocated to cash, and then equally invested in high-yield fixed-income, and small-capitalization domestic equities.

    Summarily, our asset allocation positioning within the Aggressive Fund was challenged in the first half of the fiscal year, as risk fell, and risky assets rose in tandem, but has begun to bear fruit in a near-term environment of elevated risk.

    The performance of the active money managers who sub-advise portions of the underlying funds in which the Aggressive Fund invests was mixed, with a strong relative performance in the Wilmington Multi-Manager International Fund offset by underperformance in the Wilmington Large-Cap Strategy Fund and the Wilmington Multi-Manager Real Asset Fund. As a note, the Wilmington Large-Cap Strategy Fund transitioned to a passive implementation mandate during June 2010.

    The following performance table compares the performance of the Institutional and A Shares of the Aggressive Fund and its predecessor, the Aggressive Allocation CTF (a common trust fund), with that of the DJ Aggressive Index and the S&P 500 Index, since the commencement of operations of the Aggressive Allocation CTF on July 15, 2003 through June 30, 2010. The Aggressive Allocation CTF's performance (7/15/03--3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Aggressive Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

                        AGGRESSIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                                                            Aggressive Asset      Aggressive  Asset
                                                             Allocation Fund -    Allocation Fund -
                   S&P 500(R) Index   DJ Aggressive Index  Institutional Shares        A Shares
                   ----------------   -------------------  --------------------   ------------------
7/15/2003               10000                10000                 10000                  9650
6/30/2004               11594                12531                 11840                 11381
6/30/2005               12327                14148                 13104                 12549
6/30/2006               13391                16657                 14899                 14217
6/30/2007               16148                20530                 17619                 16778
6/30/2008               14029                18216                 16713                 15878
6/30/2009               10352                13350                 11594                 10990
6/30/2010               11845                15842                 12962                 12244

                        AGGRESSIVE ASSET ALLOCATION FUND

                                                       Average Annual Total Returns
                                                -------------------------------------------
                                                                        SINCE       SINCE
                                                                      INCEPTION   INCEPTION
                                                                       DATE OF     DATE OF
                                                                       DEC. 20,    JULY 15,
                                                1 YEAR   5 YEARS(1)    2005(2)     2003(1)
                                                ------   ----------   ---------   ---------
Aggressive Fund
   -- Institutional Shares                      11.80%     -0.22%       -1.76%       3.80%
   -- A Shares (with sales charge)(3)            7.51%     -1.20%       -2.77%       2.95%
   -- A Shares at NAV                           11.41%     -0.49%       -2.01%       3.48%
DJ Aggressive Index                             18.67%      2.29%        0.10%       6.83%
S&P 500 Index                                   14.43%     -0.79%       -2.28%       2.46%

Fund Expense Ratios(4): Institutional Shares -- 1.49% (gross & net),
                        A Shares -- 1.74% (gross & net)

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

----------

      THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL AND A SHARES OF THE AGGRESSIVE FUND FOR THE PERIOD JULY 15, 2003 THROUGH JUNE 30, 2010, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

      PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) THE 5 YEAR AND SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH JUNE 30, 2010. THE AGGRESSIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE FUND) THROUGH JUNE 30, 2010, WHICH IS THE PERIOD THE AGGRESSIVE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

    Institutional Shares of Wilmington Conservative Asset Allocation Fund (the "Conservative Fund" or "Fund") recorded a total return of +10.12% for the 12 months ended June 30, 2010. The Fund delivered positive absolute returns for the period, but underperformed its benchmarks. The Dow Jones Global Moderately Conservative Portfolio Index (the "DJ Moderately Conservative Index"), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets, as well as bonds, returned +11.74%. The Fund's blended index benchmark, a mix of 40% S&P 500 Index and 60% Barclays Capital U.S. Intermediate Government/Credit Index, also outpaced the Fund, returning +11.07%.

    There are two primary drivers of the Conservative Fund's relative performance--the asset allocation decisions we make and the relative performance contribution of active money managers who sub-advise portions of the underlying mutual funds. On balance, our asset allocation positioning hindered the Fund during the 12 months ended June 30.

    Performance of the equity portion of the Conservative Fund was negatively impacted by an underweight allocation to small-capitalization stocks throughout the year. Small-cap stocks, as measured by the Russell 2000 Index, returned +21.5% for the 1-year period ended June 30, 2010, compared to a +14.4% return for the S&P 500 Index of large-cap equities. The Fund ended the fiscal year with approximately 3 percent of its assets allocated to small-cap equities. Performance of the equity portion of the Fund was also negatively impacted by an overweight allocation to international equities. The environment for developed international equities was especially challenging in the first half of 2010, as the impact of European sovereign debt concerns weighed on the asset class. International equities, as measured by the MSCI All Country World ex-US Index, returned +10.4% for the 1-year period ended June 30, 2010, underperforming both large cap and small cap domestic equities. The Fund entered the fiscal year with a 13 percent allocation to international equities, and ended the fiscal year with approximately 8 percent of its assets allocated to the asset class.

    Noteworthy tactical shifts implemented in the Conservative Fund during the fiscal year were concentrated in the first half of calendar year 2010, and focused on risk reduction in the face of rising market volatility. A reduction of the allocation to high-yield fixed-income was approved in February, moving 5 percent from high-yield fixed-income to core bonds. This reallocation proved beneficial, as the relative safety of core bonds was rewarded with outperformance in the second quarter of 2010. International equities were also a focus of tactical shifts in 2010. The initial tactical shift away from international equities was approved in April 2010, moving 2 percent from international equity to large-cap domestic equity. This shift was effective in shielding a portion of Fund assets from underperformance of international stocks during the month of May, with the MSCI EAFE (Net) Index returning -11.5% for the month, versus -8.0% for the S&P 500. As the European situation deteriorated during May, an additional 3 percent reallocation from international equity was approved, initially allocated to cash, and then to core bonds.

    The performance of the active money managers who sub-advise portions of the underlying funds in which the Conservative Fund invests was mixed. The largest component of the Fund's fixed income and overall allocation, the Wilmington Short/Intermediate-Term Bond Fund (approximately 54% of assets at fiscal year end--June 30, 2010) delivered a modest outperformance to its benchmark for the year. Within the equity funds, a strong relative performance in the Wilmington Multi-Manager International Fund was

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

offset by underperformance in the Wilmington Large-Cap Strategy Fund. As a note, the Wilmington Large-Cap Strategy Fund transitioned to a passive implementation mandate during June 2010. The Wilmington Multi-Manager Real Asset Fund also underperformed its blended benchmark.

    The following table compares the performance of Institutional and A Shares of the Conservative Fund and its predecessor, the Conservative Allocation CTF (a common trust fund), with that of the DJ Moderately Conservative Index and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Barclays Capital Intermediate Government/Credit Index, since the commencement of operations of the Conservative Allocation CTF (September 1, 2003) through June 30, 2010. The Conservative Allocation CTF's performance (9/1/03--3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Conservative Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the 1940 Act and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.

                       CONSERVATIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE GRAPH]

                Blended Index: 40%
                  S&P 500 and 60%
                 Barclays Capital                                 Conservative Asset      Conservative Asset
             Intermediate Government/      DJ Moderately          Allocation Fund -        Allocation Fund -
                   Credit Index          Conservative Index      Institutional Shares          A Shares
             -------------------------   ------------------      --------------------     -------------------
 9/1/2003              10000                   10000                     10000                    9650
6/30/2004              10735                   11157                     10585                   10176
6/30/2005              11326                   12189                     11382                   10904
6/30/2006              11703                   12863                     12013                   11478
6/30/2007              13054                   14100                     13168                   12545
6/30/2008              12919                   14245                     13376                   12714
6/30/2009              11911                   13081                     11999                   11370
6/30/2010              13229                   14616                     13213                   12505

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

                       CONSERVATIVE ASSET ALLOCATION FUND

                                                        Average Annual Total Returns
                                                --------------------------------------------
                                                                        SINCE       SINCE
                                                                      INCEPTION   INCEPTION
                                                                       DATE OF     DATE OF
                                                                       DEC. 20,    SEPT. 1,
                                                1 YEAR   5 YEARS(1)    2005(2)     2003(1)
                                                ------   ----------   ---------   ---------
Conservative Fund
   -- Institutional Shares                      10.12%      3.03%       2.70%       4.16%
   -- A Shares (with sales charge)(3)            6.13%      2.06%       1.68%       3.33%
   -- A Shares at NAV                            9.98%      2.78%       2.47%       3.87%
DJ Moderately Conservative Index                11.74%      3.70%       3.32%       5.71%
Blended Index: 40% S&P 500
   Index and 60% Barclays Capital
   Intermediate Government/Credit
   Index                                        11.07%      3.16%       2.92%       4.18%
Barclays Capital Intermediate
   Government/Credit Index                       8.29%      5.26%       5.58%       4.91%
S&P 500 Index                                   14.43%     -0.79%      -2.28%       2.36%

Fund Expense Ratios(4): Institutional Shares -- 2.07% (gross) & 1.27% (net),
                        A Shares -- 2.32% (gross) & 1.52% (net)

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

----------

      THE GRAPH SHOWS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN INSTITUTIONAL AND A SHARES OF THE CONSERVATIVE FUND FOR THE PERIOD SEPTEMBER 1, 2003 THROUGH JUNE 30, 2010, COMPARED TO THE PERFORMANCE OF THE FUND'S BENCHMARK INDICES FOR THE SAME PERIOD. ENDING VALUES AND TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.

      PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND IS NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) THE FIVE YEARS AND SINCE INCEPTION RETURNS SHOWN INCLUDE PERFORMANCE FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH JUNE 30, 2010. THE CONSERVATIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE FUND) THROUGH JUNE 30, 2010, WHICH IS THE PERIOD THE CONSERVATIVE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

    We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again six months hence. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.

                                         Sincerely,

                                         /s/ John J. Kelley

                                         John J. Kelley
                                         President

July 23, 2010

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      EXPENSE DISCLOSURE -- CONTINUED

FOR THE PERIOD JANUARY 1, 2010 TO JUNE 30, 2010

EXPENSE TABLES

                                                                     BEGINNING    ENDING               EXPENSES
                                                                      ACCOUNT    ACCOUNT   ANNUALIZED    PAID
                                                                       VALUE      VALUE     EXPENSE     DURING
                                                                      1/01/10    6/30/10      RATIO     PERIOD*
                                                                     ---------  ---------  ----------  --------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES(1)
Actual Fund Return ................................................  $1,000.00  $  931.10     0.34%     $1.63
Hypothetical 5% Return Before Expenses ............................   1,000.00   1,023.06     0.34       1.71

AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES(1)
Actual Fund Return ................................................  $1,000.00  $  929.80     0.59%     $2.82
Hypothetical 5% Return Before Expenses ............................   1,000.00   1,021.83     0.59       2.96

CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES(1)
Actual Fund Return ................................................  $1,000.00  $  998.70     0.34%     $1.68
Hypothetical 5% Return Before Expenses ............................   1,000.00   1,023.07     0.34       1.71

CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES(1)
Actual Fund Return ................................................  $1,000.00  $  998.50     0.59%     $2.93
Hypothetical 5% Return Before Expenses ............................   1,000.00   1,021.82     0.59       2.97

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

(1) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

JUNE 30, 2010

The following tables present a summary of the portfolio holdings of each of the Wilmington Asset Allocation Funds as a percentage of its total investments.

AGGRESSIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
   U.S. Equity Funds ..............................................    44.0%
   International Equity Fund ......................................    19.9%
   Real Asset Fund ................................................    10.2%
Non-Affiliated Investment Companies
   Fixed Income Funds .............................................    15.2%
   U.S. Equity Fund ...............................................     5.6%
   Commodity Fund .................................................     5.1%
                                                                      -----
                                                                      100.0%
                                                                      =====
CONSERVATIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
   Fixed Income Fund ..............................................    54.0%
   U.S. Equity Funds ..............................................    13.6%
   Real Asset Fund ................................................     4.0%
   International Equity Fund ......................................     3.9%
Non-Affiliated Investment Companies
   Fixed Income Funds .............................................    18.2%
   International Equity Funds .....................................     4.0%
   U.S. Equity Fund ...............................................     2.3%
                                                                      -----
                                                                      100.0%
                                                                      =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
      INVESTMENTS / JUNE 30, 2010

      (Showing Percentage of Net Assets)

                                                                                           FAIR VALUE
                                                                               SHARES       (NOTE 2)
                                                                             ---------    -------------
AFFILIATED INVESTMENT COMPANIES ++ -- 74.0%
     Wilmington Large-Cap
        Strategy Fund ...................................................    1,592,688    $  14,955,342
     Wilmington Multi-Manager
        International Fund ..............................................    1,658,651        9,902,145
     Wilmington Multi-Manager
        Real Asset Fund .................................................      419,085        5,075,119
     Wilmington Small-Cap
        Strategy Fund ...................................................      875,878        6,919,437
                                                                                          -------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
   (COST $34,917,486)                                                                        36,852,043
                                                                                          -------------
NON-AFFILIATED INVESTMENT COMPANIES -- 25.7%
     iShares iBoxx $ High Yield
        Corporate Bond Fund .............................................       19,200    $   1,630,080
     iShares S&P 500
        Index Fund ......................................................       27,010        2,794,455
     PIMCO High Yield
        Fund -- Institutional Class .....................................      332,536        2,942,946
     PowerShares DB
        Commodity Index Tracking Fund ...................................      116,020        2,502,551
     Vanguard High-Yield
        Corporate Fund -- Admiral Shares ................................      541,853        2,953,099
                                                                                          -------------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
   (COST $13,188,076) ...................................................                    12,823,131
                                                                                          -------------
TOTAL INVESTMENTS -- 99.7%
   (Cost $48,105,562)+ ..................................................                    49,675,174
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% ...........................                       170,296
                                                                                          -------------
NET ASSETS -- 100.0% ....................................................                 $  49,845,470
                                                                                          =============

----------------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $56,195,518. At June 30, 2010, net unrealized depreciation was $6,520,344. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,509,103 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $9,029,447.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                                    LEVEL 2       LEVEL 3
                                                       TOTAL          LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                   JUNE 30, 2010      PRICE          INPUT         INPUT
                                                   -------------   ------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ............    $  36,852,043   $ 36,852,043   $        --   $         --
   Non-Affiliated Investment Companies ........       12,823,131     12,823,131            --             --
                                                   -------------   ------------   -----------   ------------
      Total ...................................    $  49,675,174   $ 49,675,174   $        --   $         --
                                                   =============   ============   ===========   ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
   INVESTMENTS / JUNE 30, 2010

   (Showing Percentage of Net Assets)

                                                                                           FAIR VALUE
                                                                               SHARES       (NOTE 2)
                                                                             ---------    -------------
AFFILIATED INVESTMENT COMPANIES ++ -- 75.5%
     Wilmington Large-Cap
        Strategy Fund ...................................................      725,938    $   6,816,557
     Wilmington Multi-Manager
        International Fund ..............................................      411,620        2,457,370
     Wilmington Multi-Manager
        Real Asset Fund .................................................      207,081        2,507,756
     Wilmington Prime Money
        Market Fund .....................................................      111,102          111,102
     Wilmington Short/
        Intermediate-Term
        Bond Fund .......................................................    3,143,325       33,947,909
     Wilmington Small-Cap
        Strategy Fund ...................................................      222,038        1,754,103
                                                                                          -------------
  TOTAL AFFILIATED INVESTMENT COMPANIES
  (COST $45,329,830)                                                                         47,594,797
                                                                                          -------------

NON-AFFILIATED INVESTMENT COMPANIES -- 24.6%
     iShares Barclays U.S.
        Treasury Inflation Protected Securities Index Fund ..............       47,800    $   5,110,298
     iShares MSCI EAFE
        Growth Index Fund ...............................................       27,600        1,326,732
     iShares MSCI EAFE
        Value Index Fund ................................................       29,100        1,199,793
     iShares S&P 500
        Index Fund ......................................................       14,100        1,458,786
     PIMCO High Yield
        Fund -- Institutional Class .....................................      359,723        3,183,550
     Vanguard High-Yield
        Corporate Fund -- Admiral Shares ................................      585,850        3,192,884
                                                                                          -------------
  TOTAL NON --AFFILIATED INVESTMENT COMPANIES
    (COST $15,561,908) ..................................................                    15,472,043
                                                                                          -------------
TOTAL INVESTMENTS -- 100.1%
    (Cost $60,891,738)+ .................................................                    63,066,840
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)% .........................                       (46,537)
                                                                                          -------------
NET ASSETS -- 100.0% ....................................................                 $  63,020,303
                                                                                          =============

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $61,855,797. At June 30, 2010, net unrealized appreciation was $1,211,043. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,871,068 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,660,025.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                                    LEVEL 2       LEVEL 3
                                                       TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                   JUNE 30, 2010      PRICE          INPUT         INPUT
                                                   -------------   ------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ............    $  47,594,797   $ 47,594,797   $        --   $         --
   Non-Affiliated Investment Companies ........       15,472,043     15,472,043            --             --
                                                   -------------   ------------   -----------   ------------
      Total ...................................    $  63,066,840   $ 63,066,840   $        --   $         --
                                                   =============   ============   ===========   ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010

                                                                                             AGGRESSIVE ASSET    CONSERVATIVE ASSET
                                                                                              ALLOCATION FUND     ALLOCATION FUND
                                                                                             ----------------    ------------------
ASSETS:
Investment in affiliated investment companies, at fair value* ...........................    $     36,852,043    $       47,594,797
Investment in non-affiliated investment companies, at fair value** ......................          12,823,131            15,472,043
Receivable for fund shares sold .........................................................             124,800                 8,358
Receivable for investments sold .........................................................             234,209                    --
Dividends receivable ....................................................................              40,586                43,974
Other assets ............................................................................              14,399                 9,641
                                                                                             ----------------    ------------------
Total assets ............................................................................          50,089,168            63,128,813
                                                                                             ----------------    ------------------
LIABILITIES:
Due to custodian ........................................................................             199,572                    --
Payable for fund shares redeemed ........................................................              17,415                83,511
Dividend payable ........................................................................                  --                    68
Other accrued expenses ..................................................................              26,711                24,931
                                                                                             ----------------    ------------------
Total liabilities .......................................................................             243,698               108,510
                                                                                             ----------------    ------------------
NET ASSETS ..............................................................................    $     49,845,470    $       63,020,303
                                                                                             ================    ==================
NET ASSETS CONSIST OF:
Paid-in capital .........................................................................    $     67,434,166    $       68,271,840
Undistributed net investment income .....................................................              39,783               129,084
Accumulated net realized loss on investments ............................................         (19,198,091)           (7,555,723)
Net unrealized appreciation of investments ..............................................           1,569,612             2,175,102
                                                                                             ----------------    ------------------
NET ASSETS ..............................................................................    $     49,845,470    $       63,020,303
                                                                                             ================    ==================
NET ASSETS BY SHARE CLASS:
   Institutional Shares .................................................................    $     46,057,787    $       53,130,748
   A Shares .............................................................................           3,787,683             9,889,555
                                                                                             ----------------    ------------------
                                                                                             $     49,845,470    $       63,020,303
                                                                                             ================    ==================
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares .................................................................           6,134,744             5,491,907
   A Shares .............................................................................             505,509             1,024,119
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV), offering and redemption price) ..........    $           7.51    $             9.67
                                                                                             ----------------    ------------------
   A Shares (net asset value (NAV) and redemption price) ................................    $           7.49    $             9.66
                                                                                             ----------------    ------------------
   A Shares (public offering price -- NAV / 0.965) ......................................    $           7.76    $            10.01
                                                                                             ----------------    ------------------
*Investment in affiliated investment companies, at cost .................................    $     34,917,486    $       45,329,830
**Investment in non-affiliated investment companies, at cost ............................    $     13,188,076    $       15,561,908


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2010

                                                                                             AGGRESSIVE ASSET    CONSERVATIVE ASSET
                                                                                              ALLOCATION FUND      ALLOCATION FUND
                                                                                             ----------------    ------------------
INVESTMENT INCOME:
   Dividends from affiliated investment companies .......................................    $        745,520    $          271,267
   Dividends from non-affiliated investment companies ...................................             388,674             1,579,417
                                                                                             ----------------    ------------------
   Total investment income ..............................................................           1,134,194             1,850,684
                                                                                             ----------------    ------------------
EXPENSES:
   Administration fees ..................................................................              10,194                 8,892
   Sub-administration and accounting fees ...............................................              22,425                20,079
   Custody fees .........................................................................              12,171                14,602
   Transfer agent fees ..................................................................              38,858                36,646
   Distribution fees -- A Shares ........................................................              10,465                23,853
   Professional fees ....................................................................              33,738                41,631
   Reports to shareholders ..............................................................              17,824                11,985
   Registration fees ....................................................................              29,292                35,795
   Trustees' fees .......................................................................              32,414                33,730
   Compliance services ..................................................................              10,610                10,605
   Other ................................................................................               9,132                 6,533
                                                                                             ----------------    ------------------
   Total expenses .......................................................................             227,123               244,351
                                                                                             ----------------    ------------------
   Net investment income ................................................................             907,071             1,606,333
                                                                                             ----------------    ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from affiliated investment companies ...............................          (6,138,770)           (1,504,875)
   Net realized loss from non-affiliated investment companies ...........................            (238,422)              (69,838)
   Realized gain distributions received from investment companies .......................                  --               306,495
   Net change in unrealized appreciation of investment companies ........................          13,341,988             3,189,859
                                                                                             ----------------    ------------------
   Net gain on investments ..............................................................           6,964,796             1,921,641
                                                                                             ----------------    ------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................    $      7,871,867    $        3,527,974
                                                                                             ================    ==================

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             AGGRESSIVE ASSET ALLOCATION FUND
                                                                                             --------------------------------
                                                                                                FOR THE           FOR THE
                                                                                                  YEAR              YEAR
                                                                                                 ENDED             ENDED
                                                                                                JUNE 30,          JUNE 30,
                                                                                                  2010              2009
                                                                                             -------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..................................................................    $     907,071     $    1,013,380
 Net realized loss from investments .....................................................       (6,377,192)       (11,835,954)
 Net change in unrealized appreciation (depreciation) of investment companies ...........       13,341,988        (11,187,000)
                                                                                             -------------     --------------
Net increase (decrease) in net assets resulting from operations .........................        7,871,867        (22,009,574)
                                                                                             -------------     --------------
Distributions to shareholders from:(1)
 Net investment income:
   Institutional Shares .................................................................         (850,801)          (925,470)
   A Shares .............................................................................          (52,604)           (50,769)
 Net realized gains:
   Institutional Shares .................................................................               --         (3,562,363)
   A Shares .............................................................................               --           (234,806)
                                                                                             -------------     --------------
Total distributions .....................................................................         (903,405)        (4,773,408)
                                                                                             -------------     --------------
Fund share transactions (Note 5):
 Proceeds from shares sold:
   Institutional Shares .................................................................       16,575,547         37,786,357
   A Shares .............................................................................        1,181,814            719,913
 Cost of shares issued on reinvestment of distributions:
   Institutional Shares .................................................................          234,217          3,312,030
   A Shares .............................................................................           51,087            279,201
 Cost of shares redeemed:
   Institutional Shares .................................................................      (29,164,181)       (21,250,879)
   A Shares .............................................................................         (988,990)          (798,099)
                                                                                             -------------     --------------
Net increase (decrease) in net assets from Fund share transactions ......................      (12,110,506)        20,048,523
                                                                                             -------------     --------------
Total decrease in net assets ............................................................       (5,142,044)        (6,734,459)
NET ASSETS:
 Beginning of Year ......................................................................       54,987,514         61,721,973
                                                                                             -------------     --------------
 End of Year ............................................................................    $  49,845,470     $   54,987,514
                                                                                             =============     ==============

Undistributed net investment income .....................................................    $      39,783     $       36,117
                                                                                             -------------     --------------

----------
(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             CONSERVATIVE ASSET ALLOCATION FUND
                                                                                             ----------------------------------
                                                                                                FOR THE             FOR THE
                                                                                                  YEAR                YEAR
                                                                                                 ENDED               ENDED
                                                                                                JUNE 30,            JUNE 30,
                                                                                                  2010                2009
                                                                                             -------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.................................................................      $   1,606,333       $      406,560
 Net realized loss from investments....................................................         (1,268,218)            (868,956)
 Net change in unrealized appreciation (depreciation) of investment companies..........          3,189,859             (555,063)
                                                                                             -------------       --------------
Net increase (decrease) in net assets resulting from operations........................          3,527,974           (1,017,459)
                                                                                             -------------       --------------
Distributions to shareholders from:(1)
 Net investment income:
   Institutional Shares................................................................         (1,336,358)            (303,056)
   A Shares............................................................................           (250,242)             (89,843)
 Net realized gains:
   Institutional Shares................................................................                 --             (124,442)
   A Shares............................................................................                 --              (49,430)
                                                                                             -------------       --------------
Total distributions....................................................................         (1,586,600)            (566,771)
                                                                                             -------------       --------------
Fund share transactions (Note 5):
 Proceeds from shares sold:
   Institutional Shares................................................................         43,632,229            7,745,208
   A Shares............................................................................            945,831              774,189
 Proceeds from mergers (Note 8):
   Institutional shares................................................................         15,358,229                   --
   A Shares............................................................................          8,139,354                   --
 Cost of shares issued on reinvestment of distributions:
   Institutional Shares................................................................          1,113,143              353,204
   A Shares............................................................................            235,494              135,917
 Cost of shares redeemed:
   Institutional Shares................................................................        (21,472,511)          (2,166,743)
   A Shares............................................................................         (3,295,476)          (1,670,790)
                                                                                             -------------       --------------
Net increase in net assets from Fund share transactions................................         44,656,293            5,170,985
                                                                                             -------------       --------------
Total increase in net assets...........................................................         46,597,667            3,586,755
NET ASSETS:
   Beginning of Year...................................................................         16,422,636           12,835,881
                                                                                             -------------       --------------
   End of Year.........................................................................      $  63,020,303       $   16,422,636
                                                                                             =============       ==============
Undistributed net investment income....................................................      $     129,084       $       11,674
                                                                                             -------------       --------------

----------
(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      FINANCIAL HIGHLIGHTS

    The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                                                 FOR THE PERIOD
                                                                           FOR THE YEARS ENDED JUNE 30,        DECEMBER 20, 2005(1)
                                                                     ---------------------------------------        THROUGH
                                                                       2010      2009      2008        2007      JUNE 30, 2006
                                                                     -------   -------    -------    -------   -----------------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...........................   $  6.82   $ 10.93    $ 12.20    $ 10.55   $           10.00
                                                                     -------   -------    -------    -------   -----------------
INVESTMENT OPERATIONS:
  Net investment income(2) .......................................      0.11      0.15       0.20       0.10                0.11
  Net realized and unrealized gain (loss) on investments .........      0.70     (3.54)     (0.78)      1.81                0.50
                                                                     -------   -------    -------    -------   -----------------
      Total from investment operations ...........................      0.81     (3.39)     (0.58)      1.91                0.61
                                                                     -------   -------    -------    -------   -----------------
DISTRIBUTIONS:3
  From net investment income .....................................     (0.12)    (0.14)     (0.20)     (0.10)              (0.06)
  From net realized gains ........................................        --     (0.58)     (0.49)     (0.16)                 --
                                                                     -------   -------    -------    -------   -----------------
      Total distributions ........................................     (0.12)    (0.72)     (0.69)     (0.26)              (0.06)
                                                                     -------   -------    -------    -------   -----------------
NET ASSET VALUE -- END OF PERIOD .................................   $  7.51   $  6.82    $ 10.93    $ 12.20   $           10.55
                                                                     =======   =======    =======    =======   =================
TOTAL RETURN .....................................................     11.80%   (30.63)%    (5.14)%    18.25%               6.08%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
      Including expense limitations ..............................      0.33%     0.40%      0.35%      0.50%               0.50%*
      Excluding expense limitations ..............................      0.33%     0.41%      0.36%      0.52%               1.48%*
    Net investment income ........................................      1.41%     1.97%      1.67%      0.90%               1.90%*
    Portfolio turnover rate ......................................        53%       59%        23%        14%                 24%**
Net assets at end of period (000 omitted) ........................   $46,058   $51,823    $56,985    $53,249   $          23,772

----------
*     Annualized.

**    Not annualized.

(1)   Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

   The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                           FOR THE YEARS ENDED JUNE 30,        DECEMBER 20, 2005(1)
                                                                     ---------------------------------------        THROUGH
                                                                       2010      2009      2008        2007      JUNE 30, 2006
                                                                     -------   -------    -------    -------   -----------------
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...........................   $  6.81   $ 10.92    $ 12.19    $ 10.54   $           10.00
                                                                     -------   -------    -------    -------   -----------------
INVESTMENT OPERATIONS:
  Net investment income(2) .......................................      0.10      0.12       0.17       0.08                0.11
  Net realized and unrealized gain (loss) on investments .........      0.68     (3.53)     (0.78)      1.80                0.48
                                                                     -------   -------    -------    -------   -----------------
      Total from investment operations ...........................      0.78     (3.41)     (0.61)      1.88                0.59
                                                                     -------   -------    -------    -------   -----------------
DISTRIBUTIONS:(3)
  From net investment income .....................................     (0.10)    (0.12)     (0.17)     (0.07)              (0.05)
  From net realized gains ........................................        --     (0.58)     (0.49)     (0.16)                 --
                                                                     -------   -------    -------    -------   -----------------
      Total distributions ........................................     (0.10)    (0.70)     (0.66)     (0.23)              (0.05)
                                                                     -------   -------    -------    -------   -----------------
NET ASSET VALUE -- END OF PERIOD .................................   $  7.49   $  6.81    $ 10.92    $ 12.19   $           10.54
                                                                     =======   =======    =======    =======   =================
TOTAL RETURN(4) ..................................................     11.41%   (30.79)%    (5.37)%    18.01%               5.93%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
    Expenses:
      Including expense limitations ..............................      0.58%     0.65%      0.60%      0.75%               0.75%*
      Excluding expense limitations ..............................      0.58%     0.66%      0.61%      0.76%               3.59%*
    Net investment income ........................................      1.23%     1.63%      1.41%      0.69%               1.90%*
    Portfolio turnover rate ......................................        53%       59%        23%        14%                 24%**
  Net assets at end of period (000 omitted) ......................   $ 3,788   $ 3,165    $ 4,737    $ 5,070   $           1,614

----------
*     Annualized.

**    Not annualized.

(1)   Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                          FOR THE PERIOD
                                               FOR THE YEARS ENDED JUNE 30,             DECEMBER 20, 2005(1)
                                        --------------------------------------------          THROUGH
                                           2010       2009         2008        2007        JUNE 30, 2006
                                        ---------   ---------   ----------   -------   ---------------------
CONSERVATIVE ASSET ALLOCATION
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .............    $    9.04   $   10.55   $    10.81   $ 10.17   $               10.00
                                        ---------   ---------   ----------   -------   ---------------------

INVESTMENT OPERATIONS:
   Net investment income(2) ........         0.29        0.31         0.31      0.31                    0.16
   Net realized and unrealized
     gain (loss) on investments ....         0.62       (1.41)       (0.14)     0.65                    0.10
                                        ---------   ---------   ----------   -------   ---------------------

     Total from investment
       operations ..................         0.91       (1.10)        0.17      0.96                    0.26
                                        ---------   ---------   ----------   -------   ---------------------

DISTRIBUTIONS:(3)
   From net investment income ......        (0.28)      (0.27)       (0.30)    (0.27)                  (0.09)
   From net realized gains .........           --       (0.14)       (0.13)    (0.05)                     --
                                        ---------   ---------   ----------   -------   ---------------------
     Total distributions                    (0.28)      (0.41)       (0.43)    (0.32)                  (0.09)
                                        ---------   ---------   ----------   -------   ---------------------
NET ASSET VALUE -- END OF PERIOD ...    $    9.67   $    9.04   $    10.55   $ 10.81   $               10.17
                                        =========   =========   ==========   =======   =====================

TOTAL RETURN .......................        10.12%     (10.30)%       1.58%     9.62%                   2.59%**
RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:
   Expenses:
     Including expense
       limitations .................         0.39%       0.50%        0.50%     0.50%                   0.50%*
     Excluding expense
       limitations .................         0.39%       1.30%        1.43%     3.08%                  10.76%*
   Net investment income ...........         2.91%       3.42%        2.83%     2.86%                   3.05%*
   Portfolio turnover rate .........           92%         31%          25%       47%                     23%**
Net assets at end of period
 (000 omitted) .....................    $  53,131   $ 13,021    $    8,058   $ 7,894   $               2,725

-------------
*     Annualized.

**    Not annualized.

(1)   Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                            FOR THE PERIOD
                                                 FOR THE YEARS ENDED JUNE 30,            DECEMBER 20, 2005(1)
                                          --------------------------------------------         THROUGH
                                             2010       2009         2008       2007        JUNE 30, 2006
                                          ---------   ---------   ----------   -------   ---------------------
CONSERVATIVE ASSET ALLOCATION
  FUND -- A SHARES
NET ASSET VALUE -- BEGINNING
  OF PERIOD ..........................    $    9.02   $   10.54   $    10.80   $ 10.17   $               10.00
                                          ---------   ---------   ----------   -------   ---------------------

INVESTMENT OPERATIONS:
   Net investment income(2) ..........         0.26        0.28         0.28      0.27                    0.19
   Net realized and unrealized
     gain (loss) on investments ......         0.64       (1.41)       (0.13)     0.66                    0.06
                                          ---------   ---------   ----------   -------   ---------------------
        Total from investment
         operations ..................         0.90       (1.13)        0.15      0.93                    0.25
                                          ---------   ---------   ----------   -------   ---------------------

DISTRIBUTIONS:(3)
   From net investment income ........        (0.26)      (0.25)       (0.28)    (0.25)                  (0.08)
   From net realized gains ...........           --       (0.14)       (0.13)    (0.05)                     --
                                          ---------   ---------   ----------   -------   ---------------------

        Total distributions ..........        (0.26)      (0.39)       (0.41)    (0.30)                  (0.08)
                                          ---------   ---------   ----------   -------   ---------------------

NET ASSET VALUE -- END OF PERIOD .....    $    9.66   $    9.02   $    10.54   $ 10.80   $               10.17
                                          =========   =========   ==========   =======   =====================

TOTAL RETURN(4) ......................         9.98%     (10.57)%       1.35%     9.30%                   2.53%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
     Expenses:
        Including expense
          limitations ................         0.64%       0.75%        0.75%     0.75%                   0.75%*
        Excluding expense
          limitations ................         0.64%       1.56%        1.68%     3.73%                  10.98%*
     Net investment income ...........         2.65%       3.02%        2.61%     2.57%                   3.46%*
     Portfolio turnover rate .........           92%         31%          25%       47%                     23%**
Net assets at end of period
  (000 omitted) ......................    $   9,890   $   3,402   $    4,777   $ 3,273   $                 723

-------------
*     Annualized.

**    Not annualized.

(1)   Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2010, the Trust offered 12 series, two of which are included in these financial statements. The two series (each, a "Fund" and collectively, the "Funds") included are: Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (collectively, the "Asset Allocation Funds"). The Asset Allocation Funds will primarily invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Affiliated Underlying Funds"). The Asset Allocation Funds will also invest in other mutual funds that are not series of the Trust (collectively, the "Non-Affiliated Underlying Funds"). The Affiliated and Non-Affiliated Underlying Funds include funds that invest in U.S. and foreign equity securities, debt securities and money market instruments. The Underlying Funds' financial statements are included in separate reports.

      Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the fiscal year ended June 30, 2010, the Funds had no significant transfers between investments in Level 1 and Level 2.

FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

In addition to the expenses reflected on the Statements of Operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains, and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

      RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:


                                         EXPENSE LIMITATION*      EXPIRATION DATE
                                         ---------------------   -----------------
Aggressive Asset Allocation Fund .....          0.50%             October 31, 2014
Conservative Asset Allocation Fund ...          0.50%             October 31, 2014

-------------------
* This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian, and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2010 are shown separately on the Statements of Operations.

4. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                AGGRESSIVE ASSET   CONSERVATIVE ASSET
                                 ALLOCATION FUND     ALLOCATION FUND
                                ----------------   ------------------
Purchases ...................     $33,770,283         $ 69,566,136
Sales .......................      46,266,932           49,157,939

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2010 and 2009, respectively, for the Institutional Shares and A Shares were as follows:

                                          FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                            JUNE 30, 2010                JUNE 30, 2009
                                      --------------------------   --------------------------
AGGRESSIVE ASSET ALLOCATION FUND      INSTITUTIONAL    A SHARES    INSTITUTIONAL    A SHARES
--------------------------------      -------------   ----------   -------------   ----------
Sold .............................        2,166,734      158,330       4,894,535      101,299
Issued on reinvestment of
   distributions .................           29,928        6,572         509,437       42,906
Redeemed .........................       (3,657,190)    (124,103)     (3,020,542)    (113,263)
                                      -------------   ----------   -------------   ----------
Net Increase .....................       (1,460,528)      40,799       2,383,430       30,942
                                      =============   ==========   =============   ==========

CONSERVATIVE ASSET ALLOCATION FUND
----------------------------------

Sold .............................        4,516,681       98,388         878,558       85,281
Issued in fund merger (Note 8) ...        1,628,014      864,369              --           --
Issued on reinvestment of
   distributions .................          113,900       24,215          39,840       15,304
Redeemed .........................       (2,207,062)    (339,820)       (241,837)    (176,864)
                                      -------------   ----------   -------------   ----------
Net Increase .....................        4,051,533      647,152         676,561      (76,279)
                                      =============   ==========   =============   ==========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

At June 30, 2010, the following reclassifications were made within the capital accounts to reflect permanent differences attributable to fund mergers and the tax character of dividends received:

                                                    AGGRESSIVE ASSET   CONSERVATIVE ASSET
                                                    ALLOCATION FUND     ALLOCATION FUND
                                                    ----------------   ------------------
Undistributed net investment income
 (accumulated loss) .............................   $             --   $           97,677
Accumulated net realized gain (loss) on
  investments ...................................                 --           (5,343,335)
Paid-in capital .................................                 --            5,245,658

The tax character of distributions paid during the years ended June 30, 2010 and June 30, 2009, respectively, was as follows:

                                                    AGGRESSIVE ASSET   CONSERVATIVE ASSET
                                                    ALLOCATION FUND     ALLOCATION FUND
                                                    ----------------   ------------------
YEAR ENDED JUNE 30, 2010
Ordinary income .................................   $        903,405   $        1,586,600
Long-term capital gains .........................                 --                   --
                                                    ----------------   ------------------
   Total distributions ..........................   $        903,405   $        1,586,600
                                                    ================   ==================

YEAR ENDED JUNE 30, 2009
Ordinary income .................................   $      1,009,820   $          399,246
Long-term capital gains .........................          3,763,588              167,525
                                                    ----------------   ------------------
   Total distributions ..........................   $      4,773,408   $          566,771
                                                    ================   ==================

As of June 30, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                    AGGRESSIVE ASSET   CONSERVATIVE ASSET
                                                    ALLOCATION FUND     ALLOCATION FUND
                                                    ----------------   ------------------
Undistributed ordinary income ...................   $         41,642   $          132,803
Post-October Capital Losses .....................         (7,612,505)            (396,171)
Capital Loss Carryforward .......................         (3,495,630)          (6,195,493)
Other temporary differences .....................             (1,859)              (3,719)
Net unrealized appreciation (depreciation) of
  investments ...................................         (6,520,344)           1,211,043
                                                    ----------------   ------------------
Total accumulated earnings (deficit) ............   $    (17,588,696)  $       (5,251,537)
                                                    ================   ==================

The difference between book basis and tax basis components of accumulated earnings are primarily attributed to tax deferral of losses on wash sales and deferred compensation of trustees.

Post-October capital losses represent net losses realized from November 1, 2009 through June 30, 2010, that in accordance with federal income tax regulations, the above Funds will elect to defer and treat as having been recognized in the following fiscal year.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

      For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. The above stated capital loss carryforwards will expire as follows:

                                                AGGRESSIVE ASSET   CONSERVATIVE ASSET
                                                ALLOCATION FUND     ALLOCATION FUND
                                                ----------------   ------------------
June 30, 2018 ...............................   $      1,730,440   $        1,916,671
June 30, 2017 ...............................          1,765,190            3,650,661
June 30, 2016 ...............................                                 628,161
                                                ----------------   ------------------
Total capital loss carryforwards ............   $      3,495,630   $        6,195,493
                                                ================   ==================

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8. MERGERS. On August 21, 2009, the Conservative Asset Allocation Fund (the "Conservative Fund") acquired all of the assets and liabilities of the Moderate Asset Allocation Fund (the "Moderate Fund") in exchange for shares of the Conservative Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Moderate Fund. The Conservative Fund's acquisition of the Moderate Fund was accomplished through the tax-free exchange of the outstanding shares of the Moderate Fund, 1,794,412 Institutional Shares and 953,809 A Shares, on August 21, 2009 (valued at $15,358,229 and $8,139,354, respectively) for 1,628,014 Institutional Shares and 864,369 A Shares of the Moderate Fund. The net assets and net unrealized depreciation of the Moderate Fund as of the close of business on August 21, 2009 were $23,497,583 and $(361,399), respectively. Prior to the acquisition on August 21, 2009, the Conservative Fund had net assets of $17,650,098. After the acquisition the Conservative Fund had net assets of $41,147,681.

9. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires disclosure in the financial statements.

      On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (U.S.) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   REPORT OF ERNST & YOUNG, LLP,
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (the "Funds") (two of the series constituting WT Mutual Fund) as of June 30, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and the period December 20, 2005 (commencement of operations) through June 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the Underlying Funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund series of WT Mutual Fund at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended and the period December 20, 2005 (commencement of operations) through June 30, 2006, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
August 27, 2010

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2010, certain dividends may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividends from net investment income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV. The percentage of ordinary income dividends that qualify is as follows:

Aggressive Asset Allocation Fund ...................       57.97%
Conservative Asset Allocation Fund .................        9.77%

For corporate shareholders, the percentage of the ordinary income dividends which qualify for the dividends-received deductions is as follows:

Aggressive Asset Allocation Fund ...................       28.06%
Conservative Asset Allocation Fund .................        4.26%

In January 2011, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2010, including any distributions paid between July 1, 2010 and December 31, 2010.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED)

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

       NAME AND              POSITION(S) HELD
    DATE OF BIRTH,             WITH TRUST,                  PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN        TERM OF OFFICE AND              DURING PAST FIVE YEARS,
     FUND COMPLEX             LENGTH OF TIME                 OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)           SERVED                        HELD BY TRUSTEE
----------------------   ------------------------   ------------------------------------
TED T. CECALA(2)         Trustee                    Director, Chairman of the Board, and
Date of Birth: 1/49                                 Chief Executive Officer of Wilmington
                         Shall serve until death,   Trust Corporation and Wilmington Trust
12 Funds                 resignation or removal.    Company since 1996; Member of the
                         Trustee since August       Board of Managers of Cramer Rosenthal
                         2007.                      McGlynn,  LLC and  Roxbury
                                                    Capital  Management,   LLC
                                                    (registered investment advisers).

                                                    Wilmington Trust Corporation;
                                                    Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)   Trustee                    Retired since February 2006; Executive
Date of Birth: 2/49                                 Vice President of Wilmington Trust
                         Shall serve until death,   Company from February 1996 to
12 Funds                 resignation or removal.    February 2006; President of Rodney
                         Trustee since October      Square Management Corporation
                         1998, President  and       ("RSMC")  from  1996 to 2005; Vice
                         Chairman of  the Board     President of RSMC 2005 to 2006.
                         from October  1998 to
                         January 2006.
                                                    FundVantage Trust (19 portfolios);
                                                    Optimum Fund Trust (6 portfolios)
                                                    (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (12 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his previous position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust. On June 3, 2010, Mr. Cecala retired from Wilmington Trust Corporation and Wilmington Trust Company and effective July 19, 2010, resigned from the Board of Trustees of the WT Mutual Fund.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

INDEPENDENT TRUSTEES

       NAME AND              POSITION(S) HELD
    DATE OF BIRTH,             WITH TRUST,                    PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN        TERM OF OFFICE AND                DURING PAST FIVE YEARS,
    FUND COMPLEX             LENGTH OF TIME                     OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)           SERVED                           HELD BY TRUSTEE
----------------------   ------------------------   --------------------------------------------
ROBERT ARNOLD            Trustee                    Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                 Co., Inc. (financial consulting) since 1989.
                         Shall serve until death,
12 Funds                 resignation or removal.    First Potomac Realty Trust (real estate
                         Trustee since May 1997.    investment trust).

DR. ERIC BRUCKER         Trustee                    Professor of Economics, Widener
Date of Birth: 12/41                                University since 2002; formerly Dean,
                         Shall serve until death,   School of Business Administration of
12 Funds                 resignation or removal.    Widener University from 2001 to 2004;
                         Trustee since October      Dean, College of Business, Public
                         1999.                      Policy and Health at the University of
                                                    Maine from September 1998 to June 2001.

                                                    None

NICHOLAS GIORDANO        Trustee and Chairman of    Consultant, financial services
Date of Birth: 3/43      the Board                  organizations from 1997 to present;
                                                    Interim President, LaSalle University
12 Funds                 Shall serve until death,   from 1998 to 1999; President and Chief
                         resignation or removal.    Executive Officer, Philadelphia Stock
                         Trustee since October      Exchange from 1981 to 1997.
                         1998.

                                                    Kalmar Pooled Investment Trust;
                                                    The RBB Fund, Inc. (19 portfolios)
                                                    (registered investment companies);
                                                    Independence Blue Cross; IntriCon
                                                    Corporation (industrial furnaces and
                                                    ovens).

LOUIS KLEIN, JR.*        Trustee                    Self-employed financial consultant
Date of Birth: 5/35                                 since 1991.
                         Shall serve until death,
19 Funds                 resignation or removal.    CRM Mutual Fund Trust (7 portfolios)
                         Trustee since October      (registered investment companies); WHX
                         1999.                      Corporation (industrial
                                                    manufacturer).

* Mr. Klein has reached the mandatory retirement age for the Board of Trustees and will be retiring by December 31, 2010.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

        NAME AND             POSITION(S) HELD
     DATE OF BIRTH,            WITH TRUST,                   PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN        TERM OF OFFICE AND               DURING PAST FIVE YEARS,
     FUND COMPLEX            LENGTH OF TIME                   OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)           SERVED                         HELD BY TRUSTEE
----------------------   ------------------------   --------------------------------------------
THOMAS LEONARD           Trustee                    Retired since 2008; former Partner with
Date of Birth: 2/49                                 PricewaterhouseCoopers (public
                         Shall serve until death,   accounting) from May 1970 to June 2008.
                         resignation or removal.
12 Funds                 Trustee since July 2008.   Alpha One Capital  Partners,  LLC
                                                    (3 portfolios) (unregistered  investment
                                                    companies).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

EXECUTIVE OFFICERS

                                        POSITION(S) HELD
                                          WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND                DURING PAST FIVE YEARS,
       NAME, ADDRESS AND                 LENGTH OF TIME                    OTHER DIRECTORSHIPS
         DATE OF BIRTH                       SERVED                               HELD
-------------------------------   ---------------------------   ----------------------------------------
JOHN J. KELLEY                    President & Chief Executive   President of Rodney Square Management
1100 North Market Street          Officer                       Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                            President of Wilmington Trust
Date of Birth: 9/59                                             Investment Management, LLC ("WTIM")
                                  Shall serve at the pleasure   since 2005; Vice President of BNY Mellon
                                  of the Board and until        Investment Servicing (U.S.) Inc.
                                  successor is elected and      (formerly PNC Global Investment
                                  qualified. Officer since      Servicing (U.S.), Inc.) from January
                                  September 2005.               2005 to July 2005; Vice President of
                                                                Administration, 1838 Investment
                                                                Advisors, LP from 1999 to 2005; Chief
                                                                Compliance Officer, 1838 Investment
                                                                Advisors, LP from 2004 to 2005.

                                                                Wilmington Trust Investment
                                                                Management, LLC.

CLAYTON M. ALBRIGHT               Vice President                Managing Director Fixed Income
1100 North Market Street                                        Management, Wilmington Trust since
Wilmington, DE 19890              Shall serve at the pleasure   2007; Director Fixed Income Research
Date of Birth: 9/53               of the Board and until        and Portfolio Manager, Wilmington Trust
                                  successor is elected and      from 1996 to 2007; Vice President,
                                  qualified. Officer since      RSMC since 2001; Vice President of
                                  October 1998.                 WTIM since 2006; Vice President,
                                                                Wilmington Trust Company since 1997.

                                                                N/A

JOSEPH M. FAHEY, JR.              Vice President                Investment Adviser, WTIM since 2003;
1100 North Market Street                                        Vice President, RSMC since 1992.
Wilmington, DE 19890              Shall serve at the
Date of Birth: 1/57               pleasure of the Board
                                  and until successor           N/A
                                  is elected and qualified.
                                  Officer since November
                                  1999.

JOHN C. MCDONNELL                 Vice President, Chief         Director of Mutual Fund Administration,
1100 North Market Street          Financial Officer &           WTIM, since October 2005; Audit and
Wilmington, DE 19890              Treasurer                     Assurance - Senior, Deloitte (public
Date of Birth: 4/66                                             accounting) from September 2004 to
                                  Shall serve at the pleasure   October 2005; Mutual Fund
                                  of the Board and until        Administration, 1838 Investment
                                  successor is elected and      Advisors, LP from March 1999 to
                                  qualified. Officer since      September 2004.
                                  November 2005.

                                                                N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                       POSITION(S) HELD
                                          WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                      TERM OF OFFICE AND                DURING PAST FIVE YEARS,
       NAME, ADDRESS AND               LENGTH OF TIME                    OTHER DIRECTORSHIPS
         DATE OF BIRTH                     SERVED                                HELD
-------------------------------   ---------------------------   ---------------------------------------
ANNA M. BENCROWSKY                Vice President, Chief         Chief Compliance Officer, WTIM since
1100 North Market Street          Compliance Officer & Anti-    2007; Vice President, WTIM since 2004;
Wilmington, DE 19890              Money Laundering Officer      Vice President and Chief Compliance
Date of Birth: 5/51                                             Officer, RSMC since 2004; Vice
                                  Shall serve at the pleasure   President and Chief Compliance Officer,
                                  of the  Board  and  until     1838 Investment  Advisors, LP from
                                  successor is elected and      1999 to 2004.
                                  qualified; Officer since
                                  September 2004.

                                                                N/A

EDWARD W. DIFFIN, JR.             Vice President & Secretary    Director of Mutual Fund Regulatory
1100 North Market Street                                        Administration of WTIM since November
Wilmington, DE 19890              Shall serve at the pleasure   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52               of the Board and until        November 2005 to November 2006; Vice
                                  successor is elected and      President and Senior Counsel of Merrill
                                  qualified; Officer since      Lynch & Co., Inc. from 1994 to 2005.
                                  February 2007.

                                                                N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2010 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

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


TRUSTEES                                   OFFICERS
Nicholas A. Giordano                       John J. Kelley
Chairman of the Board                      President & Chief Executive Officer

Robert H. Arnold                           John C. McDonnell
                                           Vice President, Chief Financial Officer &
                                           Treasurer
Dr. Eric Brucker
                                           Edward W. Diffin Jr.
                                           Vice President & Secretary

Ted T. Cecala

Robert J. Christian                        Clayton M. Albright
                                           Vice President

Louis Klein Jr.                            Joseph M. Fahey Jr.
                                           Vice President


Thomas Leonard                             Anna M. Bencrowsky
                                           Vice President, Chief Compliance Officer &
                                           Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway, Wilmington, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ASSET ALLOCATION FUNDS - INSTITUTIONAL AND A SHARES.


WILMINGTON |
     FUNDS                                                         EAAF_ANN_6/10

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that each of Nicholas A. Giordano, Louis Klein Jr. and Thomas Leonard is an "audit committee financial expert" serving on its audit committee and that each is "independent," as such terms are defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2010 and 2009 were $287,168 and $331,400, respectively.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for the fiscal year ended June 30, 2010 and 2009 were $0 and $7,425, respectively. These fees related to services consisting of the review of the registrant's semi-annual reports to shareholders.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2010 and 2009 were $148,060 and $191,250, respectively. These fees related to services consisting of the review of U.S. federal income tax returns, review of annual excise distribution calculations, tax consultation with respect to tax treatment of certain investments, and tax compliance services related to investments in foreign securities.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

  (e)(1) The Registrant's Audit Committee has established an Audit and Non-Audit Services Pre-Approval Policy (the "Pre-Approval Policy") as permitted in paragraph (c)(7) of Rule 2-01 of Regulation S-X with respect to services provided by the Registrant's independent auditor.

          The Registrant's Audit Committee charter requires that the Audit Committee pre-approve all auditing services and non-audit services (including the fees for such services and terms thereof) to be performed for the Registrant by the Auditor. The Audit Committee is also required to approve prior to appointment the engagement of the Auditor to provide other audit services to the Funds, or to provide non-audit services to the Fund, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund. The engagement to render auditing and non-auditing services would be presented to and pre-approved by the Audit Committee. All of the audit, audit-related and tax services described above for which the Auditor billed the Registrant fees for the fiscal years ended June 30, 2010 and 2009 were pre-approved by the Audit Committee.

          The Audit Committee established a Pre-Approval Policy which allows the Auditor to be engaged to render certain specified services to the Fund without pre-approval by the Audit Committee on the condition that the Audit Committee is informed of such engagement. The Pre-Approval Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Pre-Approval Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

          Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to the Audit Committee Chair, provided that the estimated fee for any such proposed pre-approved service does not exceed $50,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting. Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

  (e)(2) There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Audit Committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2010 and 2009 were $148,060 and $198,675, respectively.

     (h)  Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in section 210.12-12 of Regulation S-X (17 CFR 210.12-12) is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               WT Mutual Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       September 3, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       September 3, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John C. McDonnell
                         -------------------------------------------------------
                           John C. McDonnell, Vice President & Chief Financial Officer
                           (principal financial officer)

Date                       September 3, 2010
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.